UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06318

MORGAN STANLEY PATHWAY FUNDS

(Exact name of registrant as specified in charter)

2000 Westchester Avenue

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

CT Corp

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) 869-3326

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Morgan Stanley

Pathway Funds

Semi-Annual Report

»	February 29, 2024

•	Large Cap Equity Fund

•	Small-Mid Cap Equity Fund

•	International Equity Fund

•	Emerging Markets Equity Fund

•	Core Fixed Income Fund

•	High Yield Fund

•	International Fixed Income Fund

•	Municipal Bond Fund

•	Inflation-Linked Fixed Income Fund

•	Ultra-Short Term Fixed Income Fund

•	Alternative Strategies Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Morgan Stanley Pathway Funds

DEAR SHAREHOLDER,

The Large Cap Equity Fund gained 13.08% during the six-month period ending February 29, 2024. This compares to the Russell 1000® Index i which gained 14.03% and the Lipper Large-Cap Core Funds Average xii which gained 14.08% during the same period. Both sector positioning and stock selection detracted from performance relative to the benchmark. The top contributors included Consumer Discretionary, Financials and Industrials while the top detractors included Information Technology, Health Care and Communication Services.

The Small-Mid Cap Equity Fund gained 8.95% during the six-month period ending February 29, 2024. This compares to the Russell 2500® Index ii which gained 9.89% and the Lipper Small-Cap Core Funds Average xiii which gained 8.26% during the same period. Sector positioning added to relative performance while stock selection detracted from performance relative to the benchmark. The top contributors included Information Technology, Communication Services and Financials while the top detractors included Consumer Staples, Health Care and Industrials.

The International Equity Fund gained 7.97% during the six-month period ending February 29, 2024. This compares to the MSCI EAFE® Index (Net) iii which gained 9.23% and the Lipper International Large-Cap Core Funds Average xiv which gained 7.92% during the same period. Sector positioning contributed while stock selection detracted to performance relative to the benchmark. The top contributors included Consumer Staples, Industrials and Energy while the top detractors included Financials, Consumer Discretionary and Information Technology.

The Emerging Markets Equity Fund gained 4.07% during the six-month period ending February 29, 2024. This compares to the MSCI Emerging Markets Index (Net) iv which gained 4.93% and the Lipper Emerging Markets Funds Average xv which gained 5.68% during the same period. Sector position was positive while stock selection detracted from performance relative to the benchmark. The top contributors included Information Technology, Communication Services and Real Estate while the top detractors included Consumer Discretionary, Health Care and Financials.

The Core Fixed Income Fund gained 2.29% during the six-month period ending February 29, 2024. This compares to the Bloomberg U.S. Aggregate BondTM Index vi which gained 2.35% and the Lipper Core Bond Funds Average xvii which gained 2.69% during the same period.

The High Yield Fund gained 5.48% during the six-month period ending February 29, 2024. This compares to the Bloomberg U.S. Corporate High Yield Bond Index viii which gained 6.20% and the Lipper High Yield Funds Average xix which gained 5.64% during the same period.

The International Fixed Income Fund gained 4.17% during the six-month period ending February 29, 2024. This compares to the FTSE Non-USD World Government Bond Index (USD) Hedged x which gained 3.51% and the Lipper International Income Funds Average xxi which gained 3.49% during the same period.

The Municipal Bond Fund gained 4.24% during the six-month period ending February 29, 2024. This compares to the Bloomberg U.S. Municipal BondTM Index vii which gained 4.33% and the Lipper General & Insured Municipal Debt Funds Average xviii which gained 4.63% during the same period.

The Inflation-Linked Fixed Income Fund gained 1.95% during the six-month period ending February 29, 2024. This compares to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index ix which gained 1.85% and the Lipper Inflation Protected Bond Funds Average xx which gained 1.99%% during the same period.

The Ultra-Short Term Fixed Income Fund gained 3.21% during the six-month period ending February 29, 2024. This compares to the FTSE 3-Month U.S. Treasury Bill Index v which gained 2.78% and the Lipper Ultra-Short Obligations Funds Average xvi which gained 3.15% during the same period.

I

The Alternative Strategies Fund gained 5.12% during the six-month period ending February 29, 2024. This compares to the HFRX Global Hedge Fund Index xi which gained 2.85% and the Lipper Alternative Multi-Strategy Funds Average xxii which gained 4.24% during the same period.

We thank you for your continued confidence in Morgan Stanley Wealth Management and support as shareholders of the Morgan Stanley Pathway Funds.

Sincerely,

Paul Ricciardelli

Chief Executive Officer

II

Although the statements of fact and data contained herein have been obtained from, and are based upon, sources the firm believes reliable, we do not guarantee their accuracy, and any such information may be incomplete or condensed. All opinions included in this report constitute the firm’s judgment as of the date herein, and are subject to change without notice. This material is for informational purposes only, and is not intended as an offer or solicitation with respect to the purchase or sale of any security. This report may contain forward-looking statements, and there can be no guarantee that they will come to pass. The index returns shown are preliminary and subject to change. Past performance is not a guarantee of future results.

Index Definitions

i.	The Russell 1000® Index measures the performance of the 1,000 largest U.S. companies based on the market capitalization. Please note that an investor cannot invest directly in an index.
ii.	The Russell 2500® Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index. Please note that an investor cannot invest directly in an index.
iii.

The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE® Index (Net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

iv.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

v.

The FTSE 3-Month U.S. Treasury Bill Index — Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the index. The index is rebalanced monthly by market capitalization. Please note that an investor cannot invest directly in an index.

vi.

The Bloomberg U.S. Aggregate BondTM Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related, and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS). Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

vii.

The Bloomberg U.S. Municipal BondTM Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

viii.

The Bloomberg U.S. Corporate High Yield Bond Index measures the market of U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

ix.

The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 / BBB- or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Please note that an investor cannot invest directly in an index.

x.

The FTSE Non-USD World Government Bond Index (USD) Hedged and Unhedged are each sub-indices of the FTSE World Government Bond Index (WGBI), which is comprised of the global sovereign debt of over 20 countries representative in the Americas, EMEA, EMU, Asia Pacific, and Japan regions. The Non-U.S. Dollar WGBI includes all WGBI markets except the United States and is stated in U.S. dollar hedged or unhedged base currency terms. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

xi.

The HFRX Global Hedge Fund Index — is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, even driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

xii.

The Lipper Large-Cap Core Funds Average — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite1500® Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500® Index. Please note that an investor cannot invest directly in an index. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xiii.

The Lipper Small-Cap Core Funds Average — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500® Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small Cap 600® Index. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xiv.

The Lipper International Large-Cap Core Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have average characteristics compared to their large-cap-specific subset of the MSCI EAFE® Index (Net). The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xv.

The Lipper Emerging Markets Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xvi.

The Lipper Ultra-Short Obligations Funds Average — These are equally weighted total returns using all the active funds available within the category. Lipper analytical averages are an average of all funds in the specified investment objective’s universe. Averages include all funds in the group in existence for the period. The number of component funds always changes. The ultra-short obligations funds invest primarily in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days.

xvii.

The Lipper Core Bond Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that invest at least 85% of their assets in domestic investment-grade debt issues (rated in top four grades) with any remaining in investment in non-benchmark sectors such as high-yield, global, and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xviii.

The Lipper General & Insured Municipal Debt Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

III

xix.

The Lipper High Yield Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xx.

The Lipper Inflation Protected Bond Funds Average — These are equally weighted total returns using all the active funds available within the category Lipper analytical averages are an average of all funds in the specified investment objective’s universe. Averages include all funds in the group in existence for the period. The number of component funds always changes. Inflation protected bond funds invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

xxi.

The Lipper International Income Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that state in their prospectus that they invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xxii.

The Lipper Alternative Multi-Strategy Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds who by their prospectus language seek total return through the management of several different hedge-like strategies. These funds are typically quantitatively driven to measure the existing relationship between instruments, and in some cases to identify positions in which the risk-adjusted spread between these instruments represents an opportunity for the investment manager.

IV

Risk Considerations

Equity securities may fluctuate in response to news on companies, industries, market conditions and general economic environment.

Investing in foreign markets entails risks not typically associated with domestic markets, such as currency fluctuations and controls, restrictions on foreign investments, less governmental supervision and regulation, and the potential for political instability. These risks may be magnified in countries with emerging markets and frontier markets, since these countries may have relatively unstable governments and less established markets and economies.

Investing in small- to medium-sized companies entails special risks, such as limited product lines, markets, and financial resources, and greater volatility than securities of larger, more established companies.

The value of fixed income securities will fluctuate and, upon a sale, may be worth more or less than their original cost or maturity value. Bonds are subject to interest rate risk, call risk, reinvestment risk, liquidity risk, and credit risk of the issuer.

High yield bonds (bonds rated below investment grade) may have speculative characteristics and present significant risks beyond those of other securities, including greater credit risk, price volatility, and limited liquidity in the secondary market. High yield bonds should comprise only a limited portion of a balanced portfolio.

Yields are subject to change with economic conditions. Yield is only one factor that should be considered when making an investment decision.

Asset allocation and diversification do not assure a profit or protect against loss in declining financial markets.

The indices are unmanaged. An investor cannot invest directly in an index. They are shown for illustrative purposes only and do not represent the performance of any specific investment.

Because of their narrow focus, sector investments tend to be more volatile than investments that diversify across many sectors and companies.

Growth investing does not guarantee a profit or eliminate risk. The stocks of these companies can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.

Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies which would result in stock prices that do not rise as initially expected.

V

Performance of the Morgan Stanley Pathway Funds For the Six Months Ended February 29, 2024†* (unaudited)

Large Cap Equity Fund	13.08%
Russell 1000® Index (1)	14.03

Small-Mid Cap Equity Fund	8.95
Russell 2500® Index (2)	9.89

International Equity Fund	7.97
MSCI EAFE® Index (Net) (3)	9.23

Emerging Markets Equity Fund	4.07
MSCI Emerging Markets Index (Net) (4)	4.93

Core Fixed Income Fund	2.29
Bloomberg U.S. Aggregate BondTM Index (5)	2.35

High Yield Fund	5.48
Bloomberg U.S. Corporate High Yield Bond Index (6)	6.20

International Fixed Income Fund	4.17
FTSE Non-USD World Government Bond Index (USD) Hedged (7)	3.51

Municipal Bond Fund	4.24
Bloomberg U.S. Municipal BondTM Index (8)	4.33

Inflation-Linked Fixed Income Fund	1.95
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (9)	1.85

Ultra-Short Term Fixed Income Fund	3.21
FTSE 3-Month U.S. Treasury Bill Index (10)	2.78

Alternative Strategies Fund	5.12
HFRX Global Hedge Fund Index (11)	2.85

See pages VII through VIII for all footnotes.

VI

FOOTNOTES

†	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total returns are calculated based on the net asset value as of the last business day of the period. To obtain performance data current to the most recent month-end, please visit our website at https://www.morganstanley.com/wealth-investmentsolutions/ cgcm/.

*	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

1.	The Russell 1000® Index measures the performance of the 1,000 largest U.S. companies based on the market capitalization. Please note that an investor cannot invest directly in an index.

2.	The Russell 2500® Index includes the smallest 2,500 U.S. companies out of the Russell 3000® Index universe. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

3.	The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE® Index (Net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

4.	The MSCI Emerging Markets Value Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 26 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Emirates. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to nonresident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

5.	The Bloomberg U.S. Aggregate BondTM Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related, and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

6.	The Bloomberg U.S. Corporate High Yield Bond Index measures the market of U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

VII

7.	The FTSE Non-USD World Government Bond Index (USD) Hedged and Unhedged are each sub-indices of the FTSE World Government Bond Index (WGBI), which is comprised of the global sovereign debt of over 20 countries representative in the Americas, EMEA, EMU, Asia Pacific, and Japan regions. The Non-USD WGBI includes all WGBI markets except the United States and is stated in U.S. dollar hedged or unhedged base currency terms. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

8.	The Bloomberg U.S. Municipal BondTM Index covers the U.S. dollar- denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

9.	The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3/BBB- or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Please note that an investor cannot invest directly in an index.

10.	The FTSE 3-Month U.S. Treasury Bill Index — Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the index. The index is rebalanced monthly by market capitalization. Please note that an investor cannot invest directly in an index.

11.	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

VIII

Fund Expenses

(unaudited)

Example

As a shareholder of a Fund, you may incur two types of costs: (1) annual advisory program fees, which may be up to 2.00%; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested on September 1, 2023 and held for the six months ended February 29, 2024.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expense Paid During the Period”.

Based on Actual Total Return(1)

Fund	Total Return Without Annual Advisory Program Fees(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expense Paid During the Period(3)
Large Cap Equity Fund	13.08%	$1,000.00	$1,130.80	0.45%	$2.38
Small-Mid Cap Equity Fund	8.95%	1,000.00	1,089.50	0.59%	3.07
International Equity Fund	7.97%	1,000.00	1,079.70	0.63%	3.26
Emerging Markets Equity Fund	4.07%	1,000.00	1,040.70	0.81%	4.11
Core Fixed Income Fund	2.29%	1,000.00	1,022.90	0.51%	2.57
High Yield Fund	5.48%	1,000.00	1,054.80	0.91%	4.65
International Fixed Income Fund	4.17%	1,000.00	1,041.70	0.90%	4.57
Municipal Bond Fund	4.24%	1,000.00	1,042.40	0.79%	4.01
Inflation-Linked Fixed Income Fund	1.95%	1,000.00	1,019.50	2.57%	12.90
Ultra-Short Term Fixed Income Fund	3.21%	1,000.00	1,032.10	0.60%	3.03
Alternative Strategies Fund	5.12%	1,000.00	1,051.20	0.40%	2.04

(1)	For the six months ended February 29, 2024.
(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable advisory program charge, which may be up to 2.00% depending on the particular program through which you invest. Total return is not annualized as it may not be representative of the total return for the year. Performance figure may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, then divided by 366 (to reflect the one-half year period).

Fund Expenses

(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5.00% per year/period before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any advisory program annual fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these advisory program annual fees were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expense Paid During the Period(2)
Large Cap Equity Fund	5.00%	$1,000.00	$1,022.63	0.45%	$2.26
Small-Mid Cap Equity Fund	5.00%	1,000.00	1,021.93	0.59%	2.97
International Equity Fund	5.00%	1,000.00	1,021.73	0.63%	3.17
Emerging Markets Equity Fund	5.00%	1,000.00	1,020.84	0.81%	4.07
Core Fixed Income Fund	5.00%	1,000.00	1,022.33	0.51%	2.56
High Yield Fund	5.00%	1,000.00	1,020.34	0.91%	4.57
International Fixed Income Fund	5.00%	1,000.00	1,020.39	0.90%	4.52
Municipal Bond Fund	5.00%	1,000.00	1,020.93	0.79%	3.97
Inflation-Linked Fixed Income Fund	5.00%	1,000.00	1,012.08	2.57%	12.86
Ultra-Short Term Fixed Income Fund	5.00%	1,000.00	1,021.88	0.60%	3.02
Alternative Strategies Fund	5.00%	1,000.00	1,022.87	0.40%	2.01

(1)	For the six months ended February 29, 2024.
(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, then divided by 366 (to reflect the one-half year period).

Schedules of Investments

February 29, 2024 (unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 97.8%

COMMUNICATION SERVICES — 8.7%

Diversified Telecommunication Services — 0.6%
195,324	AT&T Inc.	$3,306,835
6,540	Frontier Communications Parent Inc.*	154,867
2,850	GCI Liberty Inc.*(a)(b)	—
3,331	Iridium Communications Inc.	96,433
206,479	Verizon Communications Inc.	8,263,290

	Total Diversified Telecommunication Services	11,821,425

Entertainment — 1.9%
5,343	AMC Entertainment Holdings Inc., Class A Shares*	23,082
7,415	Electronic Arts Inc.	1,034,244
577	Liberty Media Corp.-Liberty Formula One, Class A Shares*	37,822
5,182	Liberty Media Corp.-Liberty Formula One, Class C Shares*	377,042
507	Liberty Media Corp.-Liberty Live, Class A Shares*	19,565
1,115	Liberty Media Corp.-Liberty Live, Class C Shares*	44,399
45,706	Live Nation Entertainment Inc.*	4,432,568
497	Madison Square Garden Sports Corp., Class A Shares*	93,530
34,615	Netflix Inc.*	20,870,076
2,011	Playtika Holding Corp.*	14,902
12,543	ROBLOX Corp., Class A Shares*	500,466
3,425	Roku Inc., Class A Shares*	216,392
3,822	Spotify Technology SA*	979,999
4,496	Take-Two Interactive Software Inc.*	660,597
1,636	TKO Group Holdings Inc., Class A Shares	136,982
104,560	Walt Disney Co. (The)	11,666,805
60,173	Warner Bros Discovery Inc.*	528,921

	Total Entertainment	41,637,392

Interactive Media & Services — 5.3%
301,556	Alphabet Inc., Class A Shares*	41,753,444
201,723	Alphabet Inc., Class C Shares*	28,196,841
2,083	IAC Inc.*	118,314
7,448	Match Group Inc.*	268,426
89,280	Meta Platforms Inc., Class A Shares	43,758,806
15,854	Pinterest Inc., Class A Shares*	581,842
2,913	TripAdvisor Inc.*	78,127
8,334	ZoomInfo Technologies Inc., Class A Shares*	139,678

	Total Interactive Media & Services	114,895,478

Media — 0.8%
151	Cable One Inc.	68,856
2,741	Charter Communications Inc., Class A Shares*	805,662
218,970	Comcast Corp., Class A Shares	9,382,865
95,728	Fox Corp., Class A Shares	2,851,737
3,588	Fox Corp., Class B Shares	98,239
10,689	Interpublic Group of Cos., Inc. (The)	335,635
396	Liberty Broadband Corp., Class A Shares*	23,819
3,112	Liberty Broadband Corp., Class C Shares*	187,280
4,129	Liberty Media Corp.-Liberty SiriusXM*	119,658
1,933	Liberty Media Corp.-Liberty SiriusXM, Class A Shares*	56,328
4,314	New York Times Co. (The), Class A Shares	191,024
10,687	News Corp., Class A Shares	287,267
3,025	News Corp., Class B Shares	84,670
914	Nexstar Media Group Inc., Class A Shares	151,879
5,418	Omnicom Group Inc.	478,897

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

COMMUNICATION SERVICES — 8.7% — (continued)

Media — 0.8% — (continued)
181	Paramount Global, Class A Shares	$3,815
15,412	Paramount Global, Class B Shares	170,148
18,261	Sirius XM Holdings Inc.(c)	80,714
11,941	Trade Desk Inc. (The), Class A Shares*	1,020,120

	Total Media	16,398,613

Wireless Telecommunication Services — 0.1%
14,241	T-Mobile US Inc.	2,325,555

	TOTAL COMMUNICATION SERVICES	187,078,463

CONSUMER DISCRETIONARY — 9.5%

Automobile Components — 0.1%
19,495	Aptiv PLC*	1,549,658
6,232	BorgWarner Inc.	194,002
6,260	Gentex Corp.	228,678
1,569	Lear Corp.	215,502
1,509	Phinia Inc.	51,638
9,118	QuantumScape Corp., Class A Shares*	57,170

	Total Automobile Components	2,296,648

Automobiles — 1.0%
107,030	Ford Motor Co.	1,331,453
110,617	General Motors Co.	4,533,085
3,522	Harley-Davidson Inc.	127,743
20,230	Lucid Group Inc.*(c)	66,759
17,716	Rivian Automotive Inc., Class A Shares*(c)	200,545
79,277	Tesla Inc.*	16,004,441
1,389	Thor Industries Inc.	178,042

	Total Automobiles	22,442,068

Broadline Retail — 3.5%
421,702	Amazon.com Inc.*	74,540,046
30,151	Coupang Inc., Class A Shares*	558,397
14,580	eBay Inc.	689,342
3,279	Etsy Inc.*	235,071
3,272	Kohl’s Corp.	91,191
7,409	Macy’s Inc.	129,213
3,383	Nordstrom Inc.	70,941
1,660	Ollie’s Bargain Outlet Holdings Inc.*	133,082

	Total Broadline Retail	76,447,283

Distributors — 0.3%
3,837	Genuine Parts Co.	572,710
90,283	LKQ Corp.	4,720,898
1,048	Pool Corp.	417,230

	Total Distributors	5,710,838

Diversified Consumer Services — 0.1%
6,755	ADT Inc.	49,041
1,570	Bright Horizons Family Solutions Inc.*	180,330
807	Grand Canyon Education Inc.*	108,784
4,056	H&R Block Inc.	198,541
1,825	Mister Car Wash Inc.*	15,129
3,923	Service Corp. International	287,125

	Total Diversified Consumer Services	838,950

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 9.5% — (continued)

Hotels, Restaurants & Leisure — 2.0%
11,057	Airbnb Inc., Class A Shares*	$1,741,146
6,256	Aramark	189,744
973	Booking Holdings Inc.*	3,375,171
1,963	Boyd Gaming Corp.	129,813
5,495	Caesars Entertainment Inc.*	238,868
27,356	Carnival Corp.*	433,866
395	Cava Group Inc.*	23,072
749	Chipotle Mexican Grill Inc., Class A Shares*	2,013,889
786	Choice Hotels International Inc.	87,985
1,900	Churchill Downs Inc.	231,553
28,342	Darden Restaurants Inc.	4,838,263
946	Domino’s Pizza Inc.	424,139
8,361	DoorDash Inc., Class A Shares*	1,041,530
11,465	DraftKings Inc., Class A Shares*	496,664
3,838	Expedia Group Inc.*	525,115
39,334	Hilton Worldwide Holdings Inc.	8,036,723
1,225	Hyatt Hotels Corp., Class A Shares	188,148
9,942	Las Vegas Sands Corp.	542,038
6,626	Marriott International Inc., Class A Shares	1,655,639
976	Marriott Vacations Worldwide Corp.	90,953
35,942	McDonald’s Corp.	10,505,128
7,838	MGM Resorts International*	339,229
11,293	Norwegian Cruise Line Holdings Ltd.*	218,971
4,094	Penn Entertainment Inc.*	74,920
2,312	Planet Fitness Inc., Class A Shares*	143,460
6,381	Royal Caribbean Cruises Ltd.*	787,096
30,780	Starbucks Corp.	2,921,022
1,786	Texas Roadhouse Inc., Class A Shares	266,775
1,884	Travel + Leisure Co.	84,196
1,023	Vail Resorts Inc.	235,607
4,621	Wendy’s Co. (The)	83,686
814	Wingstop Inc.	285,755
2,246	Wyndham Hotels & Resorts Inc.	171,931
2,775	Wynn Resorts Ltd.	291,930
7,682	Yum! Brands Inc.	1,063,342

	Total Hotels, Restaurants & Leisure	43,777,367

Household Durables — 0.3%
8,487	DR Horton Inc.	1,268,297
4,106	Garmin Ltd.	563,959
3,726	Leggett & Platt Inc.	76,085
6,648	Lennar Corp., Class A Shares	1,053,775
406	Lennar Corp., Class B Shares	59,832
1,413	Mohawk Industries Inc.*	167,610
10,177	Newell Brands Inc.	76,328
81	NVR Inc.*	617,671
5,827	PulteGroup Inc.	631,530
4,457	Tempur Sealy International Inc.	242,773
2,913	Toll Brothers Inc.	333,946
879	TopBuild Corp.*	353,692
1,429	Whirlpool Corp.	153,460

	Total Household Durables	5,598,958

Leisure Products — 0.0%@
1,902	Brunswick Corp.	166,235

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 9.5% — (continued)

Leisure Products — 0.0%@ — (continued)
3,491	Hasbro Inc.	$175,562
9,403	Mattel Inc.*	185,239
9,621	Peloton Interactive Inc., Class A Shares*	43,487
1,440	Polaris Inc.	133,503
2,374	YETI Holdings Inc.*	97,429

	Total Leisure Products	801,455

Specialty Retail — 1.8%
1,602	Advance Auto Parts Inc.	108,199
832	AutoNation Inc.*	124,634
484	AutoZone Inc.*	1,454,914
6,121	Bath & Body Works Inc.	279,730
5,372	Best Buy Co., Inc.	434,487
1,791	Burlington Stores Inc.*	367,334
21,849	CarMax Inc.*	1,726,071
1,606	Dick’s Sporting Goods Inc.	285,691
1,464	Five Below Inc.*	293,795
2,780	Floor & Decor Holdings Inc., Class A Shares*	336,714
7,155	GameStop Corp., Class A Shares*(c)	102,102
5,415	Gap Inc. (The)	102,560
27,287	Home Depot Inc. (The)	10,385,705
723	Lithia Motors Inc., Class A Shares	216,220
36,368	Lowe’s Cos., Inc.	8,752,687
528	Murphy USA Inc.	220,181
6,422	O’Reilly Automotive Inc.*	6,983,411
598	Penske Automotive Group Inc.	91,793
1,943	Petco Health & Wellness Co., Inc., Class A Shares*	5,052
441	RH*	121,010
9,158	Ross Stores Inc.	1,364,176
31,421	TJX Cos., Inc. (The)	3,115,078
2,986	Tractor Supply Co.	759,399
1,337	Ulta Beauty Inc.*	733,425
4,520	Valvoline Inc.*	192,733
2,307	Victoria’s Secret & Co.*	65,888
2,197	Wayfair Inc., Class A Shares*	130,941
1,764	Williams-Sonoma Inc.	415,475

	Total Specialty Retail	39,169,405

Textiles, Apparel & Luxury Goods — 0.4%
802	Birkenstock Holding PLC*	40,108
3,273	Capri Holdings Ltd.*	150,984
1,005	Carter’s Inc.	81,355
1,025	Columbia Sportswear Co.	84,757
1,625	Crocs Inc.*	198,656
715	Deckers Outdoor Corp.*	640,347
2,974	lululemon athletica Inc.*	1,389,126
49,142	NIKE Inc., Class B Shares	5,107,328
1,666	PVH Corp.	227,692
1,069	Ralph Lauren Corp., Class A Shares	198,748
3,586	Skechers USA Inc., Class A Shares*	221,651
6,305	Tapestry Inc.	299,677
5,673	Under Armour Inc., Class A Shares*	50,830
5,012	Under Armour Inc., Class C Shares*	42,802
9,339	V.F. Corp.	152,599

	Total Textiles, Apparel & Luxury Goods	8,886,660

	TOTAL CONSUMER DISCRETIONARY	205,969,632

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 4.6%

Beverages — 1.0%
260	Boston Beer Co., Inc. (The), Class A Shares*	$80,117
1,307	Brown-Forman Corp., Class A Shares	78,342
5,132	Brown-Forman Corp., Class B Shares	309,100
4,005	Celsius Holdings Inc.*	326,888
106,258	Coca-Cola Co. (The)	6,377,605
4,392	Constellation Brands Inc., Class A Shares	1,091,500
25,833	Keurig Dr Pepper Inc.	772,665
4,670	Molson Coors Beverage Co., Class B Shares	291,501
55,780	Monster Beverage Corp.*	3,296,598
61,682	PepsiCo Inc.	10,198,502

	Total Beverages	22,822,818

Consumer Staples Distribution & Retail — 1.5%
11,129	Albertsons Cos., Inc., Class A Shares	225,696
3,554	BJ’s Wholesale Club Holdings Inc.*	259,584
1,041	Casey’s General Stores Inc.	316,974
15,465	Costco Wholesale Corp.	11,504,259
5,949	Dollar General Corp.	864,449
5,686	Dollar Tree Inc.*	834,022
2,438	Grocery Outlet Holding Corp.*	62,876
17,703	Kroger Co. (The)	878,246
565	Maplebear Inc.*	18,385
4,266	Performance Food Group Co.*	327,501
13,840	Sysco Corp.	1,120,625
49,429	Target Corp.	7,558,683
6,324	US Foods Holding Corp.*	321,196
19,694	Walgreens Boots Alliance Inc.	418,694
116,826	Walmart Inc.	6,847,172

	Total Consumer Staples Distribution & Retail	31,558,362

Food Products — 0.8%
14,560	Archer-Daniels-Midland Co.	773,282
3,990	Bunge Global SA	376,536
5,110	Campbell Soup Co.	217,890
13,153	Conagra Brands Inc.	369,336
4,234	Darling Ingredients Inc.*	179,141
5,020	Flowers Foods Inc.	112,548
1,152	Freshpet Inc.*	130,211
15,902	General Mills Inc.	1,020,590
4,108	Hershey Co. (The)	771,975
7,734	Hormel Foods Corp.	273,165
1,762	Ingredion Inc.	207,264
2,768	J.M. Smucker Co. (The)	332,631
7,177	Kellanova	395,812
21,783	Kraft Heinz Co. (The)	768,504
4,009	Lamb Weston Holdings Inc.	409,760
6,907	McCormick & Co., Inc., Class VTG Shares	475,616
107,707	Mondelez International Inc., Class A Shares	7,870,150
1,166	Pilgrim’s Pride Corp.*	37,125
1,430	Post Holdings Inc.*	148,949
8	Seaboard Corp.	26,301
48,344	Tyson Foods Inc., Class A Shares	2,622,179
1,736	WK Kellogg Co.	25,415

	Total Food Products	17,544,380

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 4.6% — (continued)

Household Products — 0.8%
6,660	Church & Dwight Co., Inc.	$666,799
3,386	Clorox Co. (The)	519,108
22,388	Colgate-Palmolive Co.	1,937,010
9,206	Kimberly-Clark Corp.	1,115,491
81,101	Procter & Gamble Co. (The)	12,890,193
1,594	Reynolds Consumer Products Inc.	47,023
1,110	Spectrum Brands Holdings Inc.	89,266

	Total Household Products	17,264,890

Personal Care Products — 0.2%
9,989	Coty Inc., Class A Shares*	125,462
16,231	Estee Lauder Cos., Inc. (The), Class A Shares	2,411,602
47,545	Kenvue Inc.	903,355
3,001	Olaplex Holdings Inc.*	5,582

	Total Personal Care Products	3,446,001

Tobacco — 0.3%
48,729	Altria Group Inc.	1,993,503
42,339	Philip Morris International Inc.	3,808,817

	Total Tobacco	5,802,320

	TOTAL CONSUMER STAPLES	98,438,771

ENERGY — 3.5%

Energy Equipment & Services — 0.4%
27,435	Baker Hughes Co., Class A Shares	811,802
24,348	Halliburton Co.	853,884
10,480	NOV Inc.	177,112
150,983	Schlumberger NV	7,297,008
11,727	TechnipFMC PLC	254,359

	Total Energy Equipment & Services	9,394,165

Oil, Gas & Consumable Fuels — 3.1%
9,275	Antero Midstream Corp.	124,285
7,554	Antero Resources Corp.*	194,138
8,290	APA Corp.	246,959
6,561	Cheniere Energy Inc.	1,018,267
3,389	Chesapeake Energy Corp.	280,541
46,945	Chevron Corp.	7,136,109
89,072	ConocoPhillips	10,024,163
20,464	Coterra Energy Inc.	527,562
17,477	Devon Energy Corp.	770,037
4,842	Diamondback Energy Inc.	883,762
2,592	DT Midstream Inc.	149,377
52,547	EOG Resources Inc.	6,014,530
9,999	EQT Corp.	371,463
206,398	Exxon Mobil Corp.	21,572,719
7,578	Hess Corp.	1,104,493
3,996	HF Sinclair Corp.	221,778
53,485	Kinder Morgan Inc.	930,104
16,609	Marathon Oil Corp.	402,768
10,351	Marathon Petroleum Corp.	1,751,700
1,579	New Fortress Energy Inc., Class A Shares .	55,502
18,650	Occidental Petroleum Corp.	1,130,376
15,874	ONEOK Inc.	1,192,455
6,858	Ovintiv Inc.	338,854

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 3.5% — (continued)

Oil, Gas & Consumable Fuels — 3.1% — (continued)
35,998	Phillips 66	$5,130,075
6,348	Pioneer Natural Resources Co.	1,492,986
6,254	Range Resources Corp.	197,751
29,305	Southwestern Energy Co.*	204,256
5,975	Targa Resources Corp.	586,984
166	Texas Pacific Land Corp.	261,520
9,413	Valero Energy Corp.	1,331,563
33,256	Williams Cos., Inc. (The)	1,195,221

	Total Oil, Gas & Consumable Fuels	66,842,298

	TOTAL ENERGY	76,236,463

FINANCIALS — 15.7%

Banks — 3.1%
372,018	Bank of America Corp.	12,842,061
2,978	Bank OZK	130,436
792	BOK Financial Corp.	67,328
52,243	Citigroup Inc.	2,898,964
12,655	Citizens Financial Group Inc.	397,240
5,553	Columbia Banking System Inc.	100,509
3,515	Comerica Inc.	173,571
3,205	Commerce Bancshares Inc.	166,788
1,581	Cullen/Frost Bankers Inc.	171,554
3,752	East West Bancorp Inc.	273,371
18,516	Fifth Third Bancorp	635,839
299	First Citizens BancShares Inc., Class A Shares	470,569
3,636	First Hawaiian Inc.	76,211
14,850	First Horizon Corp.	209,385
9,550	FNB Corp.	127,397
39,450	Huntington Bancshares Inc.	514,428
146,134	JPMorgan Chase & Co.	27,189,692
25,794	KeyCorp.	368,080
4,516	M&T Bank Corp.	631,066
19,024	New York Community Bancorp Inc.	91,125
63,051	NU Holdings Ltd., Class A Shares*	698,605
2,010	Pinnacle Financial Partners Inc.	166,267
10,863	PNC Financial Services Group Inc. (The)	1,599,034
1,939	Popular Inc.	162,256
2,326	Prosperity Bancshares Inc.	145,166
25,679	Regions Financial Corp.	478,400
3,863	Synovus Financial Corp.	146,562
1,501	TFS Financial Corp.	19,138
74,202	Truist Financial Corp.	2,595,586
42,489	US Bancorp.	1,782,838
4,637	Webster Financial Corp.	220,907
210,694	Wells Fargo & Co.	11,712,480
2,984	Western Alliance Bancorp.	172,266
1,665	Wintrust Financial Corp.	160,423
3,886	Zions Bancorp NA	153,225

	Total Banks	67,748,767

Capital Markets — 4.7%
952	Affiliated Managers Group Inc.	148,807
2,810	Ameriprise Financial Inc.	1,144,682
4,403	Ares Management Corp., Class A Shares	583,970
21,072	Bank of New York Mellon Corp. (The)	1,181,928

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 15.7% — (continued)

Capital Markets — 4.7% — (continued)
12,376	BlackRock Inc., Class A Shares	$10,041,144
19,440	Blackstone Inc.	2,484,821
12,712	Blue Owl Capital Inc., Class A Shares	228,308
47,442	Brookfield Asset Management Ltd., Class A Shares	1,933,262
284,511	Brookfield Corp.	11,741,769
5,636	Carlyle Group Inc. (The)	258,411
2,878	Cboe Global Markets Inc.	552,576
101,886	Charles Schwab Corp. (The)	6,803,947
9,795	CME Group Inc., Class A Shares	2,158,328
4,568	Coinbase Global Inc., Class A Shares*	929,862
951	Evercore Inc., Class A Shares	177,913
1,052	FactSet Research Systems Inc.	486,634
7,604	Franklin Resources Inc.	208,730
8,699	Goldman Sachs Group Inc. (The)	3,384,346
1,360	Houlihan Lokey Inc., Class A Shares	174,978
2,838	Interactive Brokers Group Inc., Class A Shares	308,547
60,200	Intercontinental Exchange Inc.	8,332,884
9,702	Invesco Ltd.	149,508
3,772	Janus Henderson Group PLC	117,536
5,184	Jefferies Financial Group Inc.	216,795
75,989	KKR & Co., Inc., Class Miscella Shares	7,466,679
3,006	Lazard Inc., Class A Shares	115,851
2,084	LPL Financial Holdings Inc.	558,283
989	MarketAxess Holdings Inc.	211,062
13,770	Moody’s Corp.	5,224,613
32,800	Morgan Stanley(d)	2,822,112
687	Morningstar Inc.	205,131
2,094	MSCI Inc., Class A Shares	1,174,671
9,348	Nasdaq Inc.	525,358
5,633	Northern Trust Corp.	462,638
5,170	Raymond James Financial Inc.	622,054
18,872	Robinhood Markets Inc., Class A Shares*	307,802
54,225	S&P Global Inc.	23,228,906
2,718	SEI Investments Co.	182,786
31,195	State Street Corp.	2,300,007
2,742	Stifel Financial Corp.	208,008
6,014	T. Rowe Price Group Inc.	681,687
1,872	TPG Inc., Class A Shares	83,023
3,192	Tradeweb Markets Inc., Class A Shares	337,777
2,150	Virtu Financial Inc., Class A Shares	38,808
8,874	XP Inc., Class A Shares	209,781

	Total Capital Markets	100,716,723

Consumer Finance — 0.5%
7,293	Ally Financial Inc.	269,768
31,758	American Express Co.	6,968,340
10,338	Capital One Financial Corp.	1,422,612
171	Credit Acceptance Corp.*	94,666
6,802	Discover Financial Services	821,001
2,996	OneMain Holdings Inc., Class A Shares .	141,501
5,972	SLM Corp.	124,397
26,137	SoFi Technologies Inc.*	234,710
11,125	Synchrony Financial	459,463

	Total Consumer Finance	10,536,458

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 15.7% — (continued)

Financial Services — 5.0%
6,337	Affirm Holdings Inc., Class A Shares*	$237,764
14,226	Apollo Global Management Inc.	1,590,467
66,931	Berkshire Hathaway Inc., Class B Shares*	27,401,551
14,784	Block Inc., Class A Shares*	1,174,885
9,550	Equitable Holdings Inc.	326,992
1,384	Euronet Worldwide Inc.*	151,465
101,917	Fidelity National Information Services Inc.	7,051,637
16,326	Fiserv Inc.*	2,436,982
1,964	FleetCor Technologies Inc.*	548,486
7,085	Global Payments Inc.	918,925
2,017	Jack Henry & Associates Inc.	350,494
46,124	MasterCard Inc., Class A Shares	21,897,830
7,602	MGIC Investment Corp.	151,204
1,704	NCR Atleos Corp.*.	37,079
108,192	PayPal Holdings Inc.*	6,528,305
3,597	Rocket Cos., Inc., Class A Shares*	45,178
1,519	Shift4 Payments Inc., Class A Shares*	124,892
10,113	Toast Inc., Class A Shares*	232,599
3,045	UWM Holdings Corp.	19,427
125,015	Visa Inc., Class A Shares	35,334,240
2,799	Voya Financial Inc.	191,340
6,595	Western Union Co. (The)	88,439
1,142	WEX Inc.*	250,932

	Total Financial Services	107,091,113

Insurance — 2.4%
16,089	Aflac Inc.	1,299,026
7,152	Allstate Corp. (The)	1,140,887
2,047	American Financial Group Inc.	261,340
19,347	American International Group Inc.	1,410,203
5,406	Aon PLC, Class A Shares	1,708,242
9,703	Arch Capital Group Ltd.*	849,886
5,774	Arthur J. Gallagher & Co.	1,408,452
1,412	Assurant Inc.	256,207
1,518	Assured Guaranty Ltd.	139,049
2,113	Axis Capital Holdings Ltd.	132,210
1,934	Brighthouse Financial Inc.*	90,028
6,495	Brown & Brown Inc.	546,944
11,077	Chubb Ltd.	2,787,749
4,220	Cincinnati Financial Corp.	481,080
623	CNA Financial Corp.	27,381
1,178	Everest Group Ltd.	434,541
6,097	Fidelity National Financial Inc.	308,386
2,676	First American Financial Corp.	156,305
2,450	Globe Life Inc.	310,978
948	Hanover Insurance Group Inc. (The)	124,634
65,495	Hartford Financial Services Group Inc. (The)	6,277,041
1,779	Kemper Corp.	101,990
614	Kinsale Capital Group Inc.	316,934
4,059	Lincoln National Corp.	111,785
4,940	Loews Corp.	371,142
360	Markel Group Inc.*	537,293
23,003	Marsh & McLennan Cos., Inc.	4,652,817
17,291	MetLife Inc.	1,205,874
7,175	Old Republic International Corp.	207,788

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 15.7% — (continued)

Insurance — 2.4% — (continued)
969	Primerica Inc.	$237,657
6,622	Principal Financial Group Inc.	535,455
63,700	Progressive Corp. (The)	12,074,972
30,631	Prudential Financial Inc.	3,338,473
1,850	Reinsurance Group of America Inc., Class A Shares	327,172
1,396	RenaissanceRe Holdings Ltd.	313,849
1,088	RLI Corp.	159,338
2,772	Ryan Specialty Holdings Inc., Class A Shares*	145,197
29,330	Travelers Cos., Inc. (The)	6,480,757
4,809	Unum Group	237,805
65	White Mountains Insurance Group Ltd.	114,754
2,805	Willis Towers Watson PLC	764,671
5,409	WR Berkley Corp.	452,192

	Total Insurance	52,838,484

Mortgage Real Estate Investment Trusts (REITs) — 0.0%@
17,417	AGNC Investment Corp.	166,506
13,190	Annaly Capital Management Inc.	251,797
12,869	Rithm Capital Corp.	139,500
7,871	Starwood Property Trust Inc.	160,490

	Total Mortgage Real Estate Investment Trusts (REITs)	718,293

	TOTAL FINANCIALS	339,649,838

HEALTH CARE — 12.7%

Biotechnology — 1.6%
71,230	AbbVie Inc.	12,540,042
3,383	Alnylam Pharmaceuticals Inc.*	511,137
27,039	Amgen Inc.	7,404,089
2,670	Apellis Pharmaceuticals Inc.*	165,460
3,950	Biogen Inc.*	857,110
5,140	BioMarin Pharmaceutical Inc.*	443,479
4,976	Exact Sciences Corp.*	286,269
8,567	Exelixis Inc.*	187,617
34,099	Gilead Sciences Inc.	2,458,538
4,925	Incyte Corp.*	287,423
3,804	Ionis Pharmaceuticals Inc.*	171,979
990	Karuna Therapeutics Inc.*	310,830
9,065	Moderna Inc.*	836,156
2,962	Natera Inc.*	256,183
2,674	Neurocrine Biosciences Inc.*	348,690
2,796	Regeneron Pharmaceuticals Inc.*	2,701,188
9,552	Roivant Sciences Ltd.*	109,275
2,490	Sarepta Therapeutics Inc.*	318,471
2,136	Ultragenyx Pharmaceutical Inc.*	110,474
1,206	United Therapeutics Corp.*	272,122
7,028	Vertex Pharmaceuticals Inc.*	2,956,961

	Total Biotechnology	33,533,493

Health Care Equipment & Supplies — 2.7%
108,189	Abbott Laboratories	12,835,543
25,170	Alcon Inc.	2,128,124
2,084	Align Technology Inc.*	630,243
13,829	Baxter International Inc.	565,883
27,251	Becton Dickinson and Co.	6,418,973
134,647	Boston Scientific Corp.*	8,914,978

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 12.7% — (continued)

Health Care Equipment & Supplies — 2.7% — (continued)
5,328	Cooper Cos Inc. (The)	$498,701
5,647	DENTSPLY SIRONA Inc.	184,544
10,547	DexCom Inc.*	1,213,643
16,423	Edwards Lifesciences Corp.*	1,393,820
1,498	Enovis Corp.*	89,595
4,374	Envista Holdings Corp.*	90,323
10,583	GE HealthCare Technologies Inc.	966,016
3,166	Globus Medical Inc., Class A Shares*	170,932
6,663	Hologic Inc.*	491,729
580	ICU Medical Inc.*	63,353
5,298	IDEXX Laboratories Inc.*	3,047,569
768	Inspire Medical Systems Inc.*	137,503
1,915	Insulet Corp.*	314,060
1,908	Integra LifeSciences Holdings Corp.*	70,424
18,602	Intuitive Surgical Inc.*	7,172,931
1,183	Masimo Corp.*	152,063
36,237	Medtronic PLC	3,020,716
2,658	Novocure Ltd.*	40,694
969	Penumbra Inc.*	227,638
1,451	QuidelOrtho Corp.*	66,166
3,959	ResMed Inc.	687,758
969	Shockwave Medical Inc.*	252,783
2,651	STERIS PLC	617,444
16,791	Stryker Corp.	5,861,234
2,004	Tandem Diabetes Care Inc.*	53,367
1,305	Teleflex Inc.	290,741
5,726	Zimmer Biomet Holdings Inc.	712,085

	Total Health Care Equipment & Supplies	59,381,576

Health Care Providers & Services — 3.0%
2,396	Acadia Healthcare Co., Inc.*	199,946
7,882	agilon health Inc.*	48,317
873	Amedisys Inc.*	81,206
6,813	Cardinal Health Inc.	762,920
27,202	Cencora Inc.	6,408,791
14,461	Centene Corp.*	1,134,176
392	Chemed Corp.	245,443
7,965	Cigna Group (The)	2,677,355
92,994	CVS Health Corp.	6,915,964
1,459	DaVita Inc.*	185,249
6,467	Elevance Health Inc.	3,241,584
2,638	Encompass Health Corp.	196,267
5,467	HCA Healthcare Inc.	1,704,064
3,482	Henry Schein Inc.*	266,269
10,171	Humana Inc.	3,563,105
60,052	Laboratory Corp. of America Holdings	12,961,023
3,698	McKesson Corp.	1,928,174
1,579	Molina Healthcare Inc.*	621,984
2,994	Premier Inc., Class A Shares	62,455
3,092	Quest Diagnostics Inc.	386,160
4,270	R1 RCM Inc.*	59,993
2,696	Tenet Healthcare Corp.*	250,728
42,972	UnitedHealth Group Inc.	21,210,979
1,619	Universal Health Services Inc., Class B Shares	270,470

	Total Health Care Providers & Services	65,382,622

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 12.7% — (continued)

Health Care Technology — 0.1%
3,535	Certara Inc.*	$59,671
3,062	Doximity Inc., Class A Shares*	86,440
4,743	Teladoc Health Inc.*	71,525
3,949	Veeva Systems Inc., Class A Shares*	890,539

	Total Health Care Technology	1,108,175

Life Sciences Tools & Services — 1.9%
2,527	10X Genomics Inc., Class A Shares*	117,859
7,989	Agilent Technologies Inc.	1,097,369
144,899	Avantor Inc.*	3,570,311
1,652	Azenta Inc.*	107,628
561	Bio-Rad Laboratories Inc., Class A Shares*	182,819
4,158	Bio-Techne Corp.	305,904
2,837	Bruker Corp.	245,514
1,414	Charles River Laboratories International Inc.*	359,425
50,281	Danaher Corp.	12,728,132
2,062	Fortrea Holdings Inc.*	77,407
2,220	ICON PLC, ADR*	711,776
4,314	Illumina Inc.*	603,227
4,987	IQVIA Holdings Inc.*	1,232,587
2,546	Maravai LifeSciences Holdings Inc., Class A Shares*	19,681
630	Medpace Holdings Inc.*	250,438
594	Mettler-Toledo International Inc.*	740,849
6,159	QIAGEN NV*	263,544
1,545	Repligen Corp.*	299,714
3,374	Revvity Inc.	369,757
2,422	Sotera Health Co.*	36,354
30,085	Thermo Fisher Scientific Inc.	17,153,865
1,604	Waters Corp.*	541,222
2,018	West Pharmaceutical Services Inc.	723,170

	Total Life Sciences Tools & Services	41,738,552

Pharmaceuticals — 3.4%
122,203	Bristol-Myers Squibb Co.	6,201,802
4,805	Catalent Inc.*	275,519
13,091	Elanco Animal Health Inc.*	208,016
26,089	Eli Lilly & Co.	19,662,758
1,733	Jazz Pharmaceuticals PLC*	206,054
93,696	Johnson & Johnson	15,120,660
141,009	Merck & Co., Inc.	17,929,294
7,027	Organon & Co.	122,340
3,629	Perrigo Co. PLC	95,298
154,157	Pfizer Inc.	4,094,410
10,349	Royalty Pharma PLC, Class A Shares	313,989
33,031	Viatris Inc.	408,593
42,630	Zoetis Inc., Class A Shares	8,454,808

	Total Pharmaceuticals	73,093,541

	TOTAL HEALTH CARE	274,237,959

INDUSTRIALS — 11.1%

Aerospace & Defense — 2.3%
1,907	Axon Enterprise Inc.*	586,155
15,213	Boeing Co. (The)*	3,099,192
2,439	BWX Technologies Inc.	245,924
1,019	Curtiss-Wright Corp.	240,759

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 11.1% — (continued)

Aerospace & Defense — 2.3% — (continued)
6,677	General Dynamics Corp.	$1,824,490
1,205	HEICO Corp.	233,047
27,226	HEICO Corp., Class A Shares	4,236,093
2,251	Hexcel Corp.	167,609
10,348	Howmet Aerospace Inc.	688,659
1,093	Huntington Ingalls Industries Inc.	318,741
5,158	L3Harris Technologies Inc.	1,091,742
6,047	Lockheed Martin Corp.	2,589,567
1,373	Mercury Systems Inc.*	41,012
9,077	Northrop Grumman Corp.	4,184,679
119,815	RTX Corp.	10,743,811
2,918	Spirit AeroSystems Holdings Inc., Class A Shares*	83,455
57,153	Textron Inc.	5,090,618
11,266	TransDigm Group Inc.	13,268,419
1,671	Woodward Inc.	236,430

	Total Aerospace & Defense	48,970,402

Air Freight & Logistics — 0.3%
3,071	CH Robinson Worldwide Inc.	227,500
4,065	Expeditors International of Washington Inc.	486,174
6,326	FedEx Corp.	1,574,984
3,126	GXO Logistics Inc.*	161,802
28,167	United Parcel Service Inc., Class B Shares	4,176,039

	Total Air Freight & Logistics	6,626,499

Building Products — 0.8%
1,821	Advanced Drainage Systems Inc.	297,260
2,443	Allegion PLC	312,386
3,278	AO Smith Corp.	271,746
1,208	Armstrong World Industries Inc.	145,697
3,654	AZEK Co., Inc. (The), Class A Shares*	175,794
3,402	Builders FirstSource Inc.*	664,002
1,326	Carlisle Cos., Inc.	464,100
99,552	Carrier Global Corp.	5,533,100
3,377	Fortune Brands Innovations Inc.	274,685
3,435	Hayward Holdings Inc.*	50,804
18,597	Johnson Controls International PLC	1,102,244
883	Lennox International Inc.	416,079
6,186	Masco Corp.	474,837
30,341	Owens Corning	4,544,475
6,210	Trane Technologies PLC	1,751,034
2,901	Trex Co., Inc.*	266,196

	Total Building Products	16,744,439

Commercial Services & Supplies — 0.9%
2,363	Cintas Corp.	1,485,406
1,352	Clean Harbors Inc.*	246,199
131,479	Copart Inc.*	6,988,109
1,448	Driven Brands Holdings Inc.*	19,968
984	MSA Safety Inc.	181,204
5,040	RB Global Inc.	382,586
5,663	Republic Services Inc., Class A Shares	1,039,727
7,103	Rollins Inc.	313,029
2,500	Stericycle Inc.*	135,975
1,416	Tetra Tech Inc.	251,085
6,021	Veralto Corp.	520,335

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 11.1% — (continued)

Commercial Services & Supplies — 0.9% — (continued)
3,128	Vestis Corp.	$58,681
37,622	Waste Management Inc.	7,736,964

	Total Commercial Services & Supplies	19,359,268

Construction & Engineering — 0.4%
3,642	AECOM	323,519
1,252	EMCOR Group Inc.	392,527
1,661	MasTec Inc.*	125,339
5,397	MDU Resources Group Inc.	117,007
32,485	Quanta Services Inc.	7,845,452
554	Valmont Industries Inc.	117,409
5,254	WillScot Mobile Mini Holdings Corp.*	250,879

	Total Construction & Engineering	9,172,132

Electrical Equipment — 0.7%
834	Acuity Brands Inc.	209,534
6,272	AMETEK Inc.	1,130,089
7,292	ChargePoint Holdings Inc.*(c)	15,094
22,114	Eaton Corp. PLC	6,390,946
15,568	Emerson Electric Co.	1,663,441
1,625	Generac Holdings Inc.*	182,829
1,467	Hubbell Inc., Class B Shares	558,443
4,591	nVent Electric PLC	309,066
14,462	Plug Power Inc.*	51,051
1,767	Regal Rexnord Corp.	303,023
14,186	Rockwell Automation Inc.	4,044,145
4,029	Sensata Technologies Holding PLC	138,678
5,737	Sunrun Inc.*	69,073
9,377	Vertiv Holdings Co., Class A Shares	634,073

	Total Electrical Equipment	15,699,485

Ground Transportation — 1.6%
546	Avis Budget Group Inc.	58,990
203,170	CSX Corp.	7,708,270
4,858	Hertz Global Holdings Inc.*	38,135
2,258	JB Hunt Transport Services Inc.	465,848
4,172	Knight-Swift Transportation Holdings Inc., Class A Shares	235,050
955	Landstar System Inc.	181,641
9,253	Lyft Inc., Class A Shares*	146,938
6,197	Norfolk Southern Corp.	1,570,196
2,690	Old Dominion Freight Line Inc.	1,190,271
1,175	Ryder System Inc.	134,068
733	Saia Inc.*	421,768
1,269	Schneider National Inc., Class B Shares	29,885
92,429	Uber Technologies Inc.*	7,348,106
219	U-Haul Holding Co.*	14,099
2,680	U-Haul Holding Co.-Non Voting	170,368
51,796	Union Pacific Corp.	13,140,127
3,151	XPO Inc.*	379,128

	Total Ground Transportation	33,232,888

Industrial Conglomerates — 0.7%
14,999	3M Co.	1,381,708
29,578	General Electric Co.	4,640,492
49,570	Honeywell International Inc.	9,851,046

	Total Industrial Conglomerates	15,873,246

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 11.1% — (continued)

Machinery — 2.0%
1,672	AGCO Corp.	$183,419
2,466	Allison Transmission Holdings Inc.	185,764
29,883	Caterpillar Inc.	9,979,727
27,127	CNH Industrial NV	324,168
1,281	Crane Co.	155,718
3,840	Cummins Inc.	1,031,463
7,216	Deere & Co.	2,634,201
3,234	Donaldson Co., Inc.	231,619
3,806	Dover Corp.	629,436
1,507	Esab Corp.	149,374
3,494	Flowserve Corp.	147,866
9,642	Fortive Corp.	820,824
3,074	Gates Industrial Corp. PLC*	45,249
4,608	Graco Inc.	420,526
2,077	IDEX Corp.	489,964
8,166	Illinois Tool Works Inc.	2,140,717
10,973	Ingersoll Rand Inc.	1,002,164
2,307	ITT Inc.	291,005
1,547	Lincoln Electric Holdings Inc.	396,960
1,421	Middleby Corp. (The)*	216,219
1,577	Nordson Corp.	418,930
1,741	Oshkosh Corp.	193,007
79,068	Otis Worldwide Corp.	7,535,180
13,982	PACCAR Inc.	1,550,464
16,643	Parker-Hannifin Corp.	8,911,494
4,552	Pentair PLC	354,100
755	RBC Bearings Inc.*	205,987
1,434	Snap-on Inc.	395,297
4,231	Stanley Black & Decker Inc.	377,786
1,671	Timken Co. (The)	140,347
2,781	Toro Co. (The)	256,714
4,861	Westinghouse Air Brake Technologies Corp.	686,811
6,466	Xylem Inc.	821,505

	Total Machinery	43,324,005

Marine Transportation — 0.0%@
1,593	Kirby Corp.*	139,738

Passenger Airlines — 0.2%
3,406	Alaska Air Group Inc.*	127,350
17,354	American Airlines Group Inc.*	272,111
17,497	Delta Air Lines Inc.	739,598
80,828	Southwest Airlines Co.	2,769,976
9,032	United Airlines Holdings Inc.*	410,866

	Total Passenger Airlines	4,319,901

Professional Services — 0.7%
11,283	Automatic Data Processing Inc.	2,833,500
3,475	Booz Allen Hamilton Holding Corp., Class A Shares	513,292
3,196	Broadridge Financial Solutions Inc.	650,642
603	CACI International Inc., Class A Shares*	226,035
12,572	Clarivate PLC*	90,267
1,249	Concentrix Corp.	90,490
3,941	Dayforce Inc.*	274,924
7,708	Dun & Bradstreet Holdings Inc.	81,242
3,322	Equifax Inc.	908,866

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 11.1% — (continued)

Professional Services — 0.7% — (continued)
889	FTI Consulting Inc.*	$183,916
4,789	Genpact Ltd.	162,826
3,450	Jacobs Solutions Inc.	505,943
3,613	KBR Inc.	216,888
3,758	Leidos Holdings Inc.	480,498
1,392	ManpowerGroup Inc.	100,447
8,807	Paychex Inc.	1,079,914
1,380	Paycom Software Inc.	251,698
1,976	Paycor HCM Inc.*	41,733
1,122	Paylocity Holding Corp.*	189,180
2,810	Robert Half Inc.	225,924
1,436	Science Applications International Corp.	200,983
6,013	SS&C Technologies Holdings Inc.	383,389
5,343	TransUnion	414,777
23,341	Verisk Analytics Inc., Class A Shares	5,646,188

	Total Professional Services	15,753,562

Trading Companies & Distributors — 0.5%
2,818	Air Lease Corp., Class A Shares	113,002
4,450	Core & Main Inc., Class A Shares*	212,398
15,570	Fastenal Co.	1,136,766
5,515	Ferguson PLC	1,166,147
1,233	MSC Industrial Direct Co., Inc., Class A Shares	124,459
1,187	SiteOne Landscape Supply Inc.*	199,986
1,834	United Rentals Inc.	1,271,457
919	Watsco Inc.	362,196
1,182	WESCO International Inc.	176,697
4,767	WW Grainger Inc.	4,640,484

	Total Trading Companies & Distributors	9,403,592

	TOTAL INDUSTRIALS	238,619,157

INFORMATION TECHNOLOGY — 24.0%

Communications Equipment — 0.7%
6,839	Arista Networks Inc.*	1,898,096
3,962	Ciena Corp.*	225,755
110,632	Cisco Systems Inc.	5,351,270
1,610	F5 Inc.*	301,424
8,842	Juniper Networks Inc.	327,419
1,935	Lumentum Holdings Inc.*	93,789
19,914	Motorola Solutions Inc.	6,579,387
142	Ubiquiti Inc.	16,640
3,369	ViaSat Inc.*	65,931

	Total Communications Equipment	14,859,711

Electronic Equipment, Instruments & Components — 0.3%
15,901	Amphenol Corp., Class A Shares .	1,737,025
1,531	Arrow Electronics Inc.*	179,892
2,440	Avnet Inc.	113,680
3,665	CDW Corp.	902,360
4,615	Cognex Corp.	182,062
3,500	Coherent Corp.*	208,180
20,739	Corning Inc.	668,625
1,310	Crane NXT Co.	76,530
827	IPG Photonics Corp.*	71,411
3,408	Jabil Inc.	491,059

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 24.0% — (continued)

Electronic Equipment, Instruments & Components — 0.3% — (continued)
4,838	Keysight Technologies Inc.*	$746,503
646	Littelfuse Inc.	153,903
1,583	TD SYNNEX Corp.	164,474
1,274	Teledyne Technologies Inc.*	544,342
6,825	Trimble Inc.*	417,622
4,157	Vontier Corp.	178,751
1,419	Zebra Technologies Corp., Class A Shares*	396,582

	Total Electronic Equipment, Instruments & Components	7,233,001

IT Services — 1.1%
17,239	Accenture PLC, Class A Shares	6,460,832
4,112	Akamai Technologies Inc.*	456,103
3,178	Amdocs Ltd.	289,834
7,987	Cloudflare Inc., Class A Shares*	787,039
13,853	Cognizant Technology Solutions Corp., Class A Shares	1,094,664
5,429	DXC Technology Co.*	118,678
1,530	EPAM Systems Inc.*	465,732
2,104	Gartner Inc.*	979,538
1,101	Globant SA*	245,710
4,119	GoDaddy Inc., Class A Shares*	470,184
24,790	International Business Machines Corp.	4,586,894
6,314	Kyndryl Holdings Inc.*	138,719
1,832	MongoDB Inc., Class A Shares*	819,966
4,163	Okta Inc., Class A Shares*	446,690
8,574	Snowflake Inc., Class A Shares*	1,614,313
4,703	Twilio Inc., Class A Shares*	280,252
26,502	VeriSign Inc.*	5,175,575

	Total IT Services	24,430,723

Semiconductors & Semiconductor Equipment — 7.1%
43,731	Advanced Micro Devices Inc.*	8,419,529
2,260	Allegro MicroSystems Inc.*	71,167
45,728	Analog Devices Inc.	8,771,545
22,796	Applied Materials Inc.	4,596,130
2,870	ASML Holding NV, Class REG Shares, ADR	2,731,322
15,904	Broadcom Inc.	20,682,993
1,475	Cirrus Logic Inc.*	135,435
3,663	Enphase Energy Inc.*	465,238
4,095	Entegris Inc.	550,204
2,930	First Solar Inc.*	450,898
2,099	GLOBALFOUNDRIES Inc.*(c)	114,752
147,026	Intel Corp.	6,329,469
3,742	KLA Corp.	2,553,167
3,587	Lam Research Corp.	3,365,503
3,640	Lattice Semiconductor Corp.*	278,860
23,305	Marvell Technology Inc.	1,670,036
14,667	Microchip Technology Inc.	1,234,081
85,349	Micron Technology Inc.	7,733,473
1,773	MKS Instruments Inc.	217,654
1,259	Monolithic Power Systems Inc.	906,530
82,387	NVIDIA Corp.	65,178,004
42,331	ON Semiconductor Corp.*	3,340,763
2,728	Qorvo Inc.*	312,492
30,437	QUALCOMM Inc.	4,802,654
26,415	Skyworks Solutions Inc.	2,771,462
4,165	Teradyne Inc.	431,452

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 24.0% — (continued)

Semiconductors & Semiconductor Equipment — 7.1% — (continued)
24,766	Texas Instruments Inc.	$4,144,095
1,248	Universal Display Corp.	217,676
3,321	Wolfspeed Inc.*	86,412

	Total Semiconductors & Semiconductor Equipment	152,562,996

Software — 11.1%
34,855	Adobe Inc.*	19,528,559
1,588	Alteryx Inc., Class A Shares*	76,288
2,366	ANSYS Inc.*	790,646
5,695	AppLovin Corp., Class A Shares*	340,105
753	Aspen Technology Inc.*	145,999
11,011	Atlassian Corp., Class A Shares*	2,283,902
5,861	Autodesk Inc.*	1,513,134
5,362	Bentley Systems Inc., Class B Shares .	275,446
2,740	BILL Holdings Inc.*	173,524
7,374	Cadence Design Systems Inc.*	2,244,498
5,037	CCC Intelligent Solutions Holdings Inc.*	58,983
4,944	Confluent Inc., Class A Shares*	167,453
5,820	Crowdstrike Holdings Inc., Class A Shares*	1,886,553
7,400	Datadog Inc., Class A Shares*	972,804
5,648	DocuSign Inc., Class A Shares*	300,869
1,588	Dolby Laboratories Inc., Class A Shares .	128,628
3,805	DoubleVerify Holdings Inc.*	117,536
6,897	Dropbox Inc., Class A Shares*	165,183
6,631	Dynatrace Inc.*	328,566
2,176	Elastic NV*	291,171
661	Fair Isaac Corp.*	839,411
1,914	Five9 Inc.*	116,754
17,947	Fortinet Inc.*	1,240,317
15,399	Gen Digital Inc.	330,925
2,386	Gitlab Inc., Class A Shares*	172,078
2,179	Guidewire Software Inc.*	260,042
2,623	HashiCorp Inc., Class A Shares*	68,382
1,245	HubSpot Inc.*	770,418
1,263	Informatica Inc., Class A Shares*	41,149
26,142	Intuit Inc.	17,329,270
1,697	Manhattan Associates Inc.*	429,901
307,443	Microsoft Corp.	127,170,723
2,088	nCino Inc.*	62,306
3,408	NCR Voyix Corp.*	49,791
6,550	Nutanix Inc., Class A Shares*	413,698
146,438	Oracle Corp.	16,354,196
51,937	Palantir Technologies Inc., Class A Shares*	1,302,580
19,112	Palo Alto Networks Inc.*	5,935,232
1,187	Pegasystems Inc.	77,202
2,097	Procore Technologies Inc.*	163,629
3,131	PTC Inc.*	573,004
2,347	RingCentral Inc., Class A Shares*	78,437
14,551	Roper Technologies Inc.	7,926,366
38,077	Salesforce Inc.*	11,758,939
6,304	SentinelOne Inc., Class A Shares*	177,584
5,555	ServiceNow Inc.*	4,284,794
3,392	Smartsheet Inc., Class A Shares*	143,176
4,194	Splunk Inc.*	655,187
4,144	Synopsys Inc.*	2,377,537

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 24.0% — (continued)

Software — 11.1% — (continued)
2,698	Teradata Corp.*	$101,499
1,141	Tyler Technologies Inc.*	498,777
10,504	UiPath Inc., Class A Shares*	249,470
8,026	Unity Software Inc.*	235,322
13,094	Workday Inc., Class A Shares*	3,858,278
6,867	Zoom Video Communications Inc., Class A Shares*	485,703
2,387	Zscaler Inc.*	577,582

	Total Software	238,899,506

Technology Hardware, Storage & Peripherals — 3.7%
431,811	Apple Inc.	78,049,838
34,567	Hewlett Packard Enterprise Co.	526,455
23,560	HP Inc.	667,455
5,776	NetApp Inc.	514,757
7,855	Pure Storage Inc., Class A Shares*	413,566
8,769	Western Digital Corp.*	521,493

	Total Technology Hardware, Storage & Peripherals	80,693,564

	TOTAL INFORMATION TECHNOLOGY	518,679,501

MATERIALS — 2.7%

Chemicals — 1.6%
21,347	Air Products & Chemicals Inc.	4,996,052
3,238	Albemarle Corp.	446,358
1,313	Ashland Inc.	122,949
5,911	Axalta Coating Systems Ltd.*	193,467
2,725	Celanese Corp., Class A Shares	414,118
5,224	CF Industries Holdings Inc.	421,681
3,971	Chemours Co. (The)	78,110
19,453	Corteva Inc.	1,041,124
19,378	Dow Inc.	1,082,843
63,920	DuPont de Nemours Inc.	4,422,625
3,168	Eastman Chemical Co.	277,960
6,776	Ecolab Inc.	1,523,516
6,185	Element Solutions Inc.	145,347
3,336	FMC Corp.	188,117
43,532	Ginkgo Bioworks Holdings Inc.*(c)	66,169
4,616	Huntsman Corp.	118,170
6,976	International Flavors & Fragrances Inc.	526,688
21,623	Linde PLC	9,704,835
6,915	LyondellBasell Industries NV, Class A Shares	693,436
8,842	Mosaic Co. (The)	275,517
176	NewMarket Corp.	112,934
3,450	Olin Corp.	185,610
6,354	PPG Industries Inc.	899,726
3,516	RPM International Inc.	405,571
1,178	Scotts Miracle-Gro Co. (The)	77,395
19,834	Sherwin-Williams Co. (The)	6,585,483
904	Westlake Corp.	125,394

	Total Chemicals	35,131,195

Construction Materials — 0.5%
956	Eagle Materials Inc.	242,394
9,502	Martin Marietta Materials Inc.	5,489,400
18,598	Vulcan Materials Co.	4,944,278

	Total Construction Materials	10,676,072

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 2.7% — (continued)

Containers & Packaging — 0.2%
39,543	Amcor PLC	$358,259
1,747	AptarGroup Inc.	245,384
532	Ardagh Group SA, Class A Shares*(a)(b)	2,490
3,600	Ardagh Metal Packaging SA	11,808
2,219	Avery Dennison Corp.	480,480
8,447	Ball Corp.	540,777
3,185	Berry Global Group Inc.	185,399
2,834	Crown Holdings Inc.	217,141
8,134	Graphic Packaging Holding Co.	211,077
9,624	International Paper Co.	340,305
2,440	Packaging Corp. of America .	442,103
3,841	Sealed Air Corp.	133,936
2,326	Silgan Holdings Inc.	102,135
2,650	Sonoco Products Co.	150,202
6,787	WestRock Co.	307,383

	Total Containers & Packaging	3,728,879

Metals & Mining — 0.4%
4,749	Alcoa Corp.	129,220
13,577	Cleveland-Cliffs Inc.*	282,402
134,756	Freeport-McMoRan Inc.	5,095,124
2,631	MP Materials Corp.*	40,017
31,514	Newmont Corp.	984,812
6,797	Nucor Corp.	1,307,063
1,562	Reliance Inc.	501,746
1,752	Royal Gold Inc.	179,808
2,279	Southern Copper Corp.	184,280
5,283	SSR Mining Inc.	22,717
4,293	Steel Dynamics Inc.	574,489
5,990	United States Steel Corp.	283,567

	Total Metals & Mining	9,585,245

Paper & Forest Products — 0.0%@
1,811	Louisiana-Pacific Corp.	133,960

	TOTAL MATERIALS	59,255,351

REAL ESTATE — 3.5%

Diversified REITs — 0.0%@
5,871	WP Carey Inc.	330,713

Health Care REITs — 0.1%
10,147	Healthcare Realty Trust Inc., Class A Shares	139,826
19,249	Healthpeak Properties Inc.	322,421
15,939	Medical Properties Trust Inc.(c)	67,103
6,629	Omega Healthcare Investors Inc.	206,294
10,955	Ventas Inc.	463,287
14,641	Welltower Inc.	1,349,315

	Total Health Care REITs	2,548,246

Hotel & Resort REITs — 0.0%@
19,541	Host Hotels & Resorts Inc.	405,280
6,032	Park Hotels & Resorts Inc.	100,131

	Total Hotel & Resort REITs	505,411

Industrial REITs — 0.4%
7,214	Americold Realty Trust Inc.	182,514

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 3.5% — (continued)

Industrial REITs — 0.4% — (continued)
1,238	EastGroup Properties Inc.	$217,504
3,526	First Industrial Realty Trust Inc.	186,878
62,177	Prologis Inc.	8,286,329
5,715	Rexford Industrial Realty Inc.	290,779
5,136	STAG Industrial Inc.	190,751

	Total Industrial REITs	9,354,755

Office REITs — 0.1%
4,691	Alexandria Real Estate Equities Inc.	585,108
4,191	Boston Properties Inc.	271,242
4,043	Cousins Properties Inc.	92,221
2,894	Highwoods Properties Inc.	70,758
3,229	Kilroy Realty Corp.	122,347
380	NET Lease Office Properties	9,268
4,873	Vornado Realty Trust	128,160

	Total Office REITs	1,279,104

Real Estate Management & Development — 0.4%
8,280	CBRE Group Inc., Class A Shares*	760,849
78,723	CoStar Group Inc.*	6,851,263
873	Howard Hughes Holdings Inc.*	66,697
1,266	Jones Lang LaSalle Inc.*	240,844
1,643	Zillow Group Inc., Class A Shares*	88,821
4,127	Zillow Group Inc., Class C Shares*	231,731

	Total Real Estate Management & Development	8,240,205

Residential REITs — 0.3%
9,257	American Homes 4 Rent, Class A Shares	342,602
3,974	Apartment Income REIT Corp.	120,492
3,864	AvalonBay Communities Inc.	684,044
2,772	Camden Property Trust	261,899
40,510	Equity LifeStyle Properties Inc.	2,727,133
10,182	Equity Residential	613,058
1,761	Essex Property Trust Inc.	407,495
16,718	Invitation Homes Inc.	569,582
3,203	Mid-America Apartment Communities Inc.	402,553
3,385	Sun Communities Inc.	452,778
9,121	UDR Inc.	323,795

	Total Residential REITs	6,905,431

Retail REITs — 0.2%
2,672	Agree Realty Corp.	146,826
7,997	Brixmor Property Group Inc.	180,812
2,160	Federal Realty Investment Trust	217,836
17,884	Kimco Realty Corp.	353,388
4,847	NNN REIT Inc.	197,224
22,681	Realty Income Corp.	1,181,907
5,029	Regency Centers Corp.	311,547
8,848	Simon Property Group Inc.	1,310,743

	Total Retail REITs	3,900,283

Specialized REITs — 2.0%
69,893	American Tower Corp.	13,898,922
65,844	Crown Castle Inc.	7,238,889
6,262	CubeSmart	273,086
8,237	Digital Realty Trust Inc.	1,209,274

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 3.5% — (continued)

Specialized REITs — 2.0% — (continued)
2,088	EPR Properties	$85,775
4,776	Equinix Inc.	4,245,004
5,672	Extra Space Storage Inc.	799,582
6,972	Gaming and Leisure Properties Inc.	317,087
7,924	Iron Mountain Inc.	623,143
2,321	Lamar Advertising Co., Class A Shares	256,587
2,067	National Storage Affiliates Trust	74,019
40,648	Public Storage	11,538,748
3,921	Rayonier Inc.	135,000
4,594	SBA Communications Corp., Class A Shares .	961,203
28,313	VICI Properties Inc., Class A Shares	847,408
19,969	Weyerhaeuser Co.	686,534

	Total Specialized REITs	43,190,261

	TOTAL REAL ESTATE	76,254,409

UTILITIES — 1.8%

Electric Utilities — 1.3%
6,976	Alliant Energy Corp.	333,104
14,079	American Electric Power Co., Inc.	1,199,390
2,031	Avangrid Inc.	63,225
8,758	Constellation Energy Corp.	1,475,285
84,087	Duke Energy Corp.	7,721,709
10,306	Edison International	701,014
5,786	Entergy Corp.	587,684
6,204	Evergy Inc.	307,346
9,550	Eversource Energy	560,585
27,112	Exelon Corp.	971,694
14,904	FirstEnergy Corp.	545,636
3,447	Hawaiian Electric Industries Inc.	41,985
1,349	IDACORP Inc.	118,861
145,914	NextEra Energy Inc.	8,052,994
6,166	NRG Energy Inc.	341,103
5,341	OGE Energy Corp.	175,772
55,709	PG&E Corp.	929,783
3,025	Pinnacle West Capital Corp.	206,698
20,214	PPL Corp.	533,043
29,728	Southern Co. (The).	1,999,208
33,497	Xcel Energy Inc.	1,764,957

	Total Electric Utilities	28,631,076

Gas Utilities — 0.0%@
3,994	Atmos Energy Corp.	450,963
2,373	National Fuel Gas Co.	115,660
5,696	UGI Corp.	139,438

	Total Gas Utilities	706,061

Independent Power & Renewable Electricity Producers — 0.1%
18,614	AES Corp. (The)	282,933
3,564	Brookfield Renewable Corp., Class A Shares	84,538
845	Clearway Energy Inc., Class A Shares	17,120
2,355	Clearway Energy Inc., Class C Shares	51,339
9,851	Vistra Corp.	537,273

	Total Independent Power & Renewable Electricity Producers	973,203

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units		Security	Value

UTILITIES — 1.8% — (continued)

Multi-Utilities — 0.3%
7,181		Ameren Corp.	$511,215
17,321		CenterPoint Energy Inc.	476,328
7,995		CMS Energy Corp.	458,673
9,401		Consolidated Edison Inc.	819,861
22,799		Dominion Energy Inc.	1,090,476
5,625		DTE Energy Co.	609,469
11,545		NiSource Inc.	300,863
13,478		Public Service Enterprise Group Inc.	841,027
17,184		Sempra	1,213,190
8,605		WEC Energy Group Inc.	675,407

		Total Multi-Utilities	6,996,509

Water Utilities — 0.1%
5,313		American Water Works Co., Inc.	629,803
6,486		Essential Utilities Inc.	225,583

		Total Water Utilities	855,386

		TOTAL UTILITIES	38,162,235

		TOTAL COMMON STOCKS (Cost — $1,154,298,644)	2,112,581,779

Face Amount†

SHORT-TERM INVESTMENTS (e) — 2.1%

MONEY MARKET FUND — 0.0%@
$651,450		Invesco STIT — Government & Agency Portfolio, Institutional Class, 5.173%(f) (Cost — $651,450)	651,450

TIME DEPOSITS — 2.1%
13,653,135		ANZ National Bank — London, 4.680% due 3/1/24	13,653,135
4,404,053		Barclays Bank PLC — London, 4.680% due 3/1/24	4,404,053
37,102	CAD	BBH — New York, 3.830% due 3/1/24	27,338
53,527		Citibank — New York, 4.680% due 3/1/24	53,527
12,673,389		JPMorgan Chase & Co. — New York, 4.680% due 3/1/24	12,673,389
598,438		Royal Bank of Canada — Toronto, 4.680% due 3/1/24	598,438
13,840,672		Sumitomo Mitsui Banking Corp. — Tokyo, 4.680% due 3/1/24	13,840,672

		TOTAL TIME DEPOSITS (Cost — $45,250,552)	45,250,552

		TOTAL SHORT-TERM INVESTMENTS (Cost — $45,902,002)	45,902,002

		TOTAL INVESTMENTS — 99.9% (Cost — $1,200,200,646)	2,158,483,781

		Other Assets in Excess of Liabilities — 0.1%	2,474,606

		TOTAL NET ASSETS — 100.0%	$2,160,958,387

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Illiquid security.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	All or a portion of this security is on loan (See Note 1).
(d)	Affiliated security (See Note 2). As of February 29, 2024, total cost and total market value of affiliated security amounted to $1,068,560 and $2,822,112, respectively.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund
(e)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.1%.
(f)	Represents investments of collateral received from securities lending transactions.

At February 29, 2024, for Large Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Large Cap Equity Fund	$1,200,200,646	$991,689,106	$(32,253,004)	$959,436,102

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	24.0%
Financials	15.7
Health Care	12.7
Industrials	11.1
Consumer Discretionary	9.6
Communication Services	8.7
Consumer Staples	4.6
Real Estate	3.5
Energy	3.5
Materials	2.7
Utilities	1.8
Short-Term Investments	2.1

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 29, 2024, Large Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index Futures	57	3/24	$13,447,598	$14,545,688	$1,098,090
S&P MidCap 400 E-mini Index Futures	4	3/24	1,102,163	1,157,040	54,877

					$1,152,967

At February 29, 2024, Large Cap Equity Fund had deposited cash of $728,984 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:
CAD	— Canadian Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 95.8%

COMMUNICATION SERVICES — 1.6%

Diversified Telecommunication Services — 0.1%
478	Anterix Inc.*	$18,977
3,542	AST SpaceMobile Inc., Class A Shares*	11,228
382	ATN International Inc.	12,812
868	Bandwidth Inc., Class A Shares*	17,829
1,628	Cogent Communications Holdings Inc.	131,722
2,589	Consolidated Communications Holdings Inc.*	11,159
9,494	Frontier Communications Parent Inc.*	224,818
5,412	GCI Liberty Inc.*(a)	—
25,763	Globalstar Inc.*	40,190
600	IDT Corp., Class B Shares*	22,326
4,742	Iridium Communications Inc.	137,281
2,029	Liberty Latin America Ltd., Class A Shares*	13,046
4,312	Liberty Latin America Ltd., Class C Shares*	28,114
40,459	Lumen Technologies Inc.*	65,544
702	Ooma Inc.*	7,160
1,859	Shenandoah Telecommunications Co.	34,689

	Total Diversified Telecommunication Services	776,895

Entertainment — 0.5%
7,534	AMC Entertainment Holdings Inc., Class A Shares*	32,547
409	Atlanta Braves Holdings Inc., Class A Shares*	17,158
1,632	Atlanta Braves Holdings Inc., Class C Shares*	63,844
4,030	Cinemark Holdings Inc.*	70,162
2,993	Eventbrite Inc., Class A Shares*	16,761
1,635	IMAX Corp.*	28,007
886	Liberty Media Corp.-Liberty Live, Class A Shares*	34,191
1,766	Liberty Media Corp.-Liberty Live, Class C Shares*	70,322
1,754	Lions Gate Entertainment Corp., Class A Shares*	17,031
97,746	Lions Gate Entertainment Corp., Class B Shares*	887,534
1,939	Loop Media Inc.*	969
1,538	Madison Square Garden Entertainment Corp., Class A Shares*	59,198
715	Madison Square Garden Sports Corp., Class A Shares*	134,556
809	Marcus Corp. (The)	11,868
3,300	Playstudios Inc.*	7,821
830	Playtika Holding Corp.*	6,150
992	Reservoir Media Inc.*	7,162
4,716	Roku Inc., Class A Shares*	297,957
1,026	Sphere Entertainment Co.*	44,426
8,339	TKO Group Holdings Inc., Class A Shares	698,224
1,280	Vivid Seats Inc., Class A Shares*	7,706

	Total Entertainment	2,513,594

Interactive Media & Services — 0.2%
3,830	Bumble Inc., Class A Shares*	43,854
3,649	Cargurus Inc., Class A Shares*	80,789
2,688	Cars.com Inc.*	49,298
1,882	DHI Group Inc.*	5,326
770	EverQuote Inc., Class A Shares*	12,335
10,279	fuboTV Inc.*	21,278
2,119	Grindr Inc.*	17,545
2,774	IAC Inc.*	157,563
847	MediaAlpha Inc., Class A Shares*	17,575
4,699	Nextdoor Holdings Inc.*	10,291
1,027	Outbrain Inc.*	3,779
1,999	QuinStreet Inc.*	29,245
947	Shutterstock Inc.	46,176

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

COMMUNICATION SERVICES — 1.6% — (continued)

Interactive Media & Services — 0.2% — (continued)
1,360	System1 Inc.*	$2,271
4,263	TripAdvisor Inc.*	114,334
4,489	TrueCar Inc.*	15,622
5,844	Vimeo Inc.*	27,993
2,441	Yelp Inc., Class A Shares*	93,832
1,741	Ziff Davis Inc.*	119,711
2,653	ZipRecruiter Inc., Class A Shares*	33,746
11,284	ZoomInfo Technologies Inc., Class A Shares*	189,120

	Total Interactive Media & Services	1,091,683

Media — 0.8%
4,432	Advantage Solutions Inc.*	16,886
1,217	AMC Networks Inc., Class A Shares*	15,748
862	Boston Omaha Corp., Class A Shares*	14,145
208	Cable One Inc.	94,848
1,317	Cardlytics Inc.*	10,918
13,890	Clear Channel Outdoor Holdings Inc., Class A Shares*	23,891
50,833	Criteo SA, ADR*	1,644,448
41	Daily Journal Corp.*	13,881
4,693	EchoStar Corp., Class A Shares*	61,525
1,121	Emerald Holding Inc.*	6,009
2,331	Entravision Communications Corp., Class A Shares	8,974
2,008	EW Scripps Co. (The), Class A Shares*	8,092
546	Gambling.com Group Ltd.*	5,001
4,982	Gannett Co., Inc.*	10,612
3,030	Gray Television Inc.	17,695
4,494	iHeartMedia Inc., Class A Shares*	12,448
1,849	Integral Ad Science Holding Corp.*	19,156
14,783	Interpublic Group of Cos., Inc. (The)	464,186
1,385	John Wiley & Sons Inc., Class A Shares	46,190
5,905	Liberty Media Corp.-Liberty SiriusXM*	171,127
2,810	Liberty Media Corp.-Liberty SiriusXM, Class A Shares*	81,883
5,496	Magnite Inc.*	66,062
6,215	New York Times Co. (The), Class A Shares	275,200
14,829	News Corp., Class A Shares	398,603
4,199	News Corp., Class B Shares	117,530
1,285	Nexstar Media Group Inc., Class A Shares	213,528
1,902	PubMatic Inc., Class A Shares*	39,828
1,051	Scholastic Corp.	41,451
1,502	Sinclair Inc.	22,305
2,732	Stagwell Inc., Class A Shares*	14,589
1,022	TechTarget Inc.*	32,408
7,813	TEGNA Inc.	109,460
1,179	Thryv Holdings Inc.*	24,688
506	Townsquare Media Inc., Class A Shares	5,384
1,160	Urban One Inc.*	3,376
2,259	WideOpenWest Inc.*	9,036

	Total Media	4,121,111

Wireless Telecommunication Services — 0.0%@
2,307	Gogo Inc.*	18,825
602	Spok Holdings Inc.	10,818
3,751	Telephone & Data Systems Inc.	57,390
4,434	Tingo Group Inc.*(a)	45

	Total Wireless Telecommunication Services	87,078

	TOTAL COMMUNICATION SERVICES	8,590,361

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 9.1%

Automobile Components — 0.4%
3,654	Adient PLC*	$124,017
4,445	American Axle & Manufacturing Holdings Inc.*	30,759
579	Atmus Filtration Technologies Inc.*(b)	13,821
9,003	BorgWarner Inc.	280,263
593	Cooper-Standard Holdings Inc.*	8,338
4,871	Dana Inc.	60,887
949	Dorman Products Inc.*	89,415
1,607	Fox Factory Holding Corp.*	81,298
8,955	Gentex Corp.	327,126
1,306	Gentherm Inc.*	74,259
10,693	Goodyear Tire & Rubber Co. (The)*	127,033
2,083	Holley Inc.*	8,936
969	LCI Industries	122,075
2,223	Lear Corp.	305,329
10,315	Luminar Technologies Inc., Class A Shares*(b)	24,653
1,934	Modine Manufacturing Co.*	173,499
823	Patrick Industries Inc.	98,711
1,925	Phinia Inc.	65,874
12,845	QuantumScape Corp., Class A Shares*	80,538
5,627	Solid Power Inc.*	9,228
760	Standard Motor Products Inc.	24,138
946	Stoneridge Inc.*	16,621
1,076	Visteon Corp.*	121,717
833	XPEL Inc.*	43,799

	Total Automobile Components	2,312,334

Automobiles — 0.1%
7,548	Fisker Inc.*(b)	5,496
4,961	Harley-Davidson Inc.	179,935
1,131	Livewire Group Inc.*	10,609
1,970	Thor Industries Inc.	252,515
1,063	Winnebago Industries Inc.	76,249
6,490	Workhorse Group Inc.*	2,172

	Total Automobiles	526,976

Broadline Retail — 0.1%
998	Big Lots Inc.	5,409
812	ContextLogic Inc., Class A Shares*	5,278
131	Dillard’s Inc., Class A Shares	54,329
4,202	Kohl’s Corp.	117,110
10,607	Macy’s Inc.	184,986
4,340	Nordstrom Inc.	91,010
2,375	Ollie’s Bargain Outlet Holdings Inc.*	190,404
946	Savers Value Village Inc.*	19,147

	Total Broadline Retail	667,673

Distributors — 0.3%
5,533	LKQ Corp.	289,321
2,528	Pool Corp.	1,006,447
138	Weyco Group Inc.	4,449

	Total Distributors	1,300,217

Diversified Consumer Services — 0.4%
2,764	2U Inc.*	1,245
8,133	ADT Inc.	59,046
1,568	Adtalem Global Education Inc.*	77,616

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 9.1% — (continued)

Diversified Consumer Services — 0.4% — (continued)
2,198	Bright Horizons Family Solutions Inc.*	$252,462
552	Carriage Services Inc., Class A Shares	13,701
4,181	Chegg Inc.*	37,378
5,081	Coursera Inc.*	81,652
1,107	Duolingo Inc., Class A Shares*	264,573
1,392	European Wax Center Inc., Class A Shares*	19,739
2,971	Frontdoor Inc.*	93,171
132	Graham Holdings Co., Class B Shares	92,707
1,163	Grand Canyon Education Inc.*	156,772
5,389	H&R Block Inc.	263,791
4,855	Laureate Education Inc., Class A Shares	65,105
914	Lincoln Educational Services Corp.*	9,195
2,966	Mister Car Wash Inc.*	24,588
2,768	Nerdy Inc.*	8,027
2,997	OneSpaWorld Holdings Ltd.*	39,081
2,719	Perdoceo Education Corp.	48,425
5,667	Service Corp. International	414,768
866	Strategic Education Inc.	95,944
1,561	Stride Inc.*	93,270
3,629	Udemy Inc.*	41,008
1,399	Universal Technical Institute Inc.*	21,041
1,838	WW International Inc.*	5,735

	Total Diversified Consumer Services	2,280,040

Hotels, Restaurants & Leisure — 2.2%
2,156	Accel Entertainment Inc., Class A Shares*	24,427
9,037	Aramark	274,092
952	Bally’s Corp.*	10,700
43	Biglari Holdings Inc., Class B Shares*	7,448
912	BJ’s Restaurants Inc.*	31,938
3,128	Bloomin’ Brands Inc.	85,019
548	Bowlero Corp., Class A Shares(b)	6,823
2,870	Boyd Gaming Corp.	189,793
1,679	Brinker International Inc.*	77,805
1,319	Carrols Restaurant Group Inc.	12,491
626	Cava Group Inc.*	36,565
1,124	Century Casinos Inc.*	3,271
1,828	Cheesecake Factory Inc. (The)	64,675
1,118	Choice Hotels International Inc.	125,149
10,618	Churchill Downs Inc.	1,294,016
673	Chuy’s Holdings Inc.*	22,768
879	Cracker Barrel Old Country Store Inc.	58,128
1,338	Dave & Buster’s Entertainment Inc.*	82,608
1,906	Denny’s Corp.*	17,592
681	Dine Brands Global Inc.	33,035
756	El Pollo Loco Holdings Inc.*	6,849
163	Empire Resorts Inc.*(a)(c)	—
2,900	Everi Holdings Inc.*	34,394
640	First Watch Restaurant Group Inc.*	16,032
1,323	Full House Resorts Inc.*	6,787
1,036	Global Business Travel Group I*	6,216
752	Golden Entertainment Inc.	27,869
2,989	Hilton Grand Vacations Inc.*	134,146
1,702	Hyatt Hotels Corp., Class A Shares	261,410
1,130	Inspired Entertainment Inc.*	11,187

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 9.1% — (continued)

Hotels, Restaurants & Leisure — 2.2% — (continued)
58,254	International Game Technology PLC	$1,582,761
736	Jack in the Box Inc.	53,728
3,158	Krispy Kreme Inc.	40,864
232	Kura Sushi USA Inc., Class A Shares*	22,047
1,990	Life Time Group Holdings Inc.*	27,343
3,487	Light & Wonder Inc., Class A Shares*	350,478
1,085	Lindblad Expeditions Holdings Inc.*	10,058
1,382	Marriott Vacations Worldwide Corp.	128,789
445	Monarch Casino & Resort Inc.	31,306
1,579	Mondee Holdings Inc., Class A Shares*(b)	3,553
79	Nathan’s Famous Inc.	5,550
1,393	Noodles & Co., Class A Shares*	3,496
16,170	Norwegian Cruise Line Holdings Ltd.*	313,536
786	ONE Group Hospitality Inc. (The)*	3,073
1,240	Papa John’s International Inc.	89,144
5,599	Penn Entertainment Inc.*	102,462
3,271	Planet Fitness Inc., Class A Shares*	202,966
2,028	PlayAGS Inc.*	18,820
1,494	Portillo’s Inc., Class A Shares*	21,708
893	Potbelly Corp.*	12,395
318	RCI Hospitality Holdings Inc.	17,922
556	Red Robin Gourmet Burgers Inc.*	4,159
1,732	Red Rock Resorts Inc., Class A Shares	100,439
2,470	Rush Street Interactive Inc.*	14,449
12,587	Sabre Corp.*	33,356
1,363	Shake Shack Inc., Class A Shares*	144,914
2,933	Six Flags Entertainment Corp.*	74,322
6,411	Super Group SGHC Ltd.*	21,156
3,613	Sweetgreen Inc., Class A Shares*	46,030
1,370	Target Hospitality Corp.*	13,262
8,387	Texas Roadhouse Inc., Class A Shares	1,252,766
2,781	Travel + Leisure Co.	124,283
9,765	United Parks & Resorts Inc.*	501,433
1,454	Vail Resorts Inc.	334,871
6,483	Wendy’s Co. (The)	117,407
4,970	Wingstop Inc.	1,744,718
3,134	Wyndham Hotels & Resorts Inc.	239,908
3,995	Wynn Resorts Ltd.	420,274
1,370	Xponential Fitness Inc., Class A Shares*	13,810

	Total Hotels, Restaurants & Leisure	11,206,789

Household Durables — 1.9%
1,211	Beazer Homes USA Inc.*	37,941
332	Cavco Industries Inc.*	123,693
1,089	Century Communities Inc.	93,970
1,709	Cricut Inc., Class A Shares(b)	8,255
929	Dream Finders Homes Inc., Class A Shares*	36,352
824	Ethan Allen Interiors Inc.	27,546
4,982	GoPro Inc., Class A Shares*	11,658
993	Green Brick Partners Inc.*	58,091
905	Helen of Troy Ltd.*	113,125
330	Hooker Furnishings Corp.	8,088
205	Hovnanian Enterprises Inc., Class A Shares*	32,115
906	Installed Building Products Inc.	216,471
1,016	iRobot Corp.*	11,593

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 9.1% — (continued)

Household Durables — 1.9% — (continued)
11,324	KB Home	$752,253
713	Landsea Homes Corp.*	9,711
1,660	La-Z-Boy Inc.	63,063
368	Legacy Housing Corp.*	9,465
4,961	Leggett & Platt Inc.	101,304
782	LGI Homes Inc.*	89,218
483	Lovesac Co. (The)*	11,128
10,930	M/I Homes Inc.*	1,388,001
2,176	MDC Holdings Inc.	136,435
10,403	Meritage Homes Corp.	1,640,137
2,014	Mohawk Industries Inc.*	238,901
39,579	Newell Brands Inc.	296,843
8,290	PulteGroup Inc.	898,470
2,062	Purple Innovation Inc., Class A Shares	3,835
2,039	Skyline Champion Corp.*	170,848
815	Snap One Holdings Corp.*	6,748
20,314	Sonos Inc.*	385,153
3,881	Taylor Morrison Home Corp., Class A Shares*	219,703
19,935	Tempur Sealy International Inc.	1,085,859
4,124	Toll Brothers Inc.	472,775
1,217	TopBuild Corp.*	489,696
1,614	Traeger Inc.*	3,583
3,607	Tri Pointe Homes Inc.*	127,616
2,930	Vizio Holding Corp., Class A Shares*	32,259
524	VOXX International Corp., Class A Shares*	4,454
2,048	Whirlpool Corp.	219,935
1,238	Worthington Enterprises Inc.	76,905

	Total Household Durables	9,713,196

Leisure Products — 0.3%
1,186	Acushnet Holdings Corp.	76,402
4,531	AMMO Inc.*	10,784
2,665	Brunswick Corp.	232,921
970	Clarus Corp.	5,587
445	Escalade Inc.	6,599
1,453	Funko Inc., Class A Shares*	10,229
5,004	Hasbro Inc.	251,651
271	JAKKS Pacific Inc.*	9,515
182	Johnson Outdoors Inc., Class A Shares	8,365
1,748	Latham Group Inc.*	5,926
823	Malibu Boats Inc., Class A Shares*	35,916
338	Marine Products Corp.	3,873
691	MasterCraft Boat Holdings Inc.*	15,154
13,258	Mattel Inc.*	261,183
12,845	Peloton Interactive Inc., Class A Shares*	58,059
2,024	Polaris Inc.	187,645
1,979	Smith & Wesson Brands Inc.	27,172
740	Solo Brands Inc., Class A Shares*	1,998
678	Sturm Ruger & Co., Inc.	29,371
5,393	Topgolf Callaway Brands Corp.*	76,796
2,322	Vista Outdoor Inc.*	72,446
3,418	YETI Holdings Inc.*	140,275

	Total Leisure Products	1,527,867

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 9.1% — (continued)

Specialty Retail — 2.4%
30,526	1-800-Flowers.com Inc., Class A Shares*	$318,081
1,651	Aaron’s Co., Inc. (The)	12,795
1,836	Abercrombie & Fitch Co., Class A Shares*	234,567
2,751	Academy Sports & Outdoors Inc.	205,555
2,359	Advance Auto Parts Inc.	159,327
6,838	American Eagle Outfitters Inc.	162,402
216	America’s Car-Mart Inc.*	14,545
2,699	Arko Corp.	17,624
788	Asbury Automotive Group Inc.*	164,558
1,119	AutoNation Inc.*	167,626
5,855	BARK Inc.*	7,026
8,781	Bath & Body Works Inc.	401,292
1,756	Beyond Inc.*	58,879
720	Big 5 Sporting Goods Corp.	3,456
1,121	Boot Barn Holdings Inc.*	103,693
1,198	Buckle Inc. (The)	49,046
589	Build-A-Bear Workshop Inc.	14,101
14,271	Caleres Inc.	551,003
1,580	Camping World Holdings Inc., Class A Shares	42,170
17,490	CarMax Inc.*	1,381,710
1,761	CarParts.com Inc.*	4,491
3,618	Carvana Co., Class A Shares*	274,715
597	Cato Corp. (The), Class A Shares	3,946
19,998	Chewy Inc., Class A Shares*	352,765
419	Children’s Place Inc. (The)*	8,062
26,258	Designer Brands Inc., Class A Shares	277,284
1,732	Destination XL Group Inc.*	6,911
2,302	Dick’s Sporting Goods Inc.	409,503
362	Duluth Holdings Inc., Class B Shares*	1,723
4,959	EVgo Inc., Class A Shares*(b)	14,679
2,088	Five Below Inc.*	419,020
11,493	Floor & Decor Holdings Inc., Class A Shares*	1,392,032
3,207	Foot Locker Inc.	110,417
10,313	GameStop Corp., Class A Shares*(b)	147,167
7,599	Gap Inc. (The)	143,925
483	Genesco Inc.*	15,417
507	Group 1 Automotive Inc.	137,220
2,023	GrowGeneration Corp.*	4,329
953	Guess? Inc.	24,187
560	Haverty Furniture Cos., Inc.	19,208
493	Hibbett Inc.	40,401
264	J Jill Inc.*	6,597
617	Lands’ End Inc.*	6,003
553	Lazydays Holdings Inc.*	2,223
7,109	Leslie’s Inc.*	56,161
1,040	Lithia Motors Inc., Class A Shares	311,022
902	MarineMax Inc.*	29,946
12,435	Monro Inc.	417,443
746	Murphy USA Inc.	311,089
3,143	National Vision Holdings Inc.*	73,546
14,412	ODP Corp. (The)*	813,990
338	OneWater Marine Inc., Class A Shares*	8,791
783	Penske Automotive Group Inc.	120,191
3,269	Petco Health & Wellness Co., Inc., Class A Shares*	8,499
610	PetMed Express Inc.	3,087

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 9.1% — (continued)

Specialty Retail — 2.4% — (continued)
1,430	Rent the Runway Inc., Class A Shares*	$581
30,949	Revolve Group Inc., Class A Shares*	678,712
578	RH*	158,603
4,000	Sally Beauty Holdings Inc.*	50,520
641	Shoe Carnival Inc.	21,006
1,693	Signet Jewelers Ltd.	172,280
997	Sleep Number Corp.*	16,470
527	Sonic Automotive Inc., Class A Shares	27,668
1,503	Sportsman’s Warehouse Holdings Inc.*	5,426
3,079	Stitch Fix Inc., Class A Shares*	9,945
3,143	ThredUp Inc., Class A Shares*	6,286
1,558	Tile Shop Holdings Inc.*	10,828
885	Tilly’s Inc., Class A Shares*	6,806
416	Torrid Holdings Inc.*	2,092
2,200	Upbound Group Inc.	74,272
2,475	Urban Outfitters Inc.*	102,836
5,103	Valvoline Inc.*	217,592
3,064	Victoria’s Secret & Co.*	87,508
3,198	Warby Parker Inc., Class A Shares*	40,647
3,114	Wayfair Inc., Class A Shares*	185,594
2,443	Williams-Sonoma Inc.	575,400
105	Winmark Corp.	39,853
661	Zumiez Inc.*	11,647

	Total Specialty Retail	12,548,018

Textiles, Apparel & Luxury Goods — 1.0%
4,134	Allbirds Inc., Class A Shares*	3,762
1,102	Birkenstock Holding PLC*	55,111
4,332	Capri Holdings Ltd.*	199,835
9,636	Carter’s Inc.	780,034
1,335	Columbia Sportswear Co.	110,391
2,354	Crocs Inc.*	287,777
1,005	Deckers Outdoor Corp.*	900,068
4,676	Figs Inc., Class A Shares*	24,455
1,694	Fossil Group Inc.*	1,796
1,577	G-III Apparel Group Ltd.*	52,467
13,309	Hanesbrands Inc.*	71,869
2,131	Kontoor Brands Inc.	125,963
555	Movado Group Inc.	15,934
530	Oxford Industries Inc.	53,737
2,305	PVH Corp.	315,024
1,502	Ralph Lauren Corp., Class A Shares	279,252
279	Rocky Brands Inc.	6,961
5,120	Skechers USA Inc., Class A Shares*	316,467
2,756	Steven Madden Ltd.	118,012
8,749	Tapestry Inc.	415,840
6,905	Under Armour Inc., Class A Shares*	61,869
66,932	Under Armour Inc., Class C Shares*	571,599
13,381	V.F. Corp.	218,646
954	Vera Bradley Inc.*	7,441
30,954	Wolverine World Wide Inc.	314,802

	Total Textiles, Apparel & Luxury Goods	5,309,112

	TOTAL CONSUMER DISCRETIONARY	47,392,222

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 3.7%

Beverages — 0.3%
347	Boston Beer Co., Inc. (The), Class A Shares*	$106,925
5,531	Celsius Holdings Inc.*	451,440
174	Coca-Cola Consolidated Inc.	146,299
3,443	Diageo PLC, ADR	519,204
1,699	Duckhorn Portfolio Inc. (The)*	16,158
633	MGP Ingredients Inc.	53,919
871	National Beverage Corp.*	45,849
5,905	Primo Water Corp.	95,720
998	Vita Coco Co., Inc. (The)*	26,048
1,279	Zevia PBC, Class A Shares*	1,919

	Total Beverages	1,463,481

Consumer Staples Distribution & Retail — 0.6%
16,110	Albertsons Cos., Inc., Class A Shares	326,711
1,190	Andersons Inc. (The)	65,783
5,084	BJ’s Wholesale Club Holdings Inc.*	371,335
1,426	Casey’s General Stores Inc.	434,203
1,302	Chefs’ Warehouse Inc. (The)*	49,489
3,608	Grocery Outlet Holding Corp.*	93,050
1,410	HF Foods Group Inc.*	5,302
551	Ingles Markets Inc., Class A Shares	42,433
834	Maplebear Inc.*	27,138
321	Natural Grocers by Vitamin Cottage Inc.	5,319
5,872	Performance Food Group Co.*	450,793
981	PriceSmart Inc.	82,541
1,338	SpartanNash Co.	28,192
3,859	Sprouts Farmers Market Inc.*	240,956
1,609	Target Corp.	246,048
2,231	United Natural Foods Inc.*	34,826
8,676	US Foods Holding Corp.*	440,654
334	Village Super Market Inc., Class A Shares	9,135
639	Weis Markets Inc.	41,497

	Total Consumer Staples Distribution & Retail	2,995,405

Food Products — 1.3%
185	Alico Inc.	5,126
2,480	B&G Foods Inc.	28,644
7,743	Benson Hill Inc.*	1,916
2,282	Beyond Meat Inc.*(b)	24,395
1,347	BRC Inc., Class A Shares*(b)	5,563
13,924	Calavo Growers Inc.	401,847
17,166	Cal-Maine Foods Inc.	986,873
6,054	Darling Ingredients Inc.*	256,145
2,569	Dole PLC	30,340
7,203	Flowers Foods Inc.	161,491
1,375	Fresh Del Monte Produce Inc.	32,904
1,663	Freshpet Inc.*	187,969
40,320	Hain Celestial Group Inc. (The)*	403,200
2,549	Ingredion Inc.	299,839
3,375	J&J Snack Foods Corp.	489,645
317	John B Sanfilippo & Son Inc.	32,451
756	Lancaster Colony Corp.	156,431
891	Limoneira Co.	16,448
7,467	McCormick & Co., Inc., Class VTG Shares	514,178
38,313	Mission Produce Inc.*	404,202

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 3.7% — (continued)

Food Products — 1.3% — (continued)
1,445	Pilgrim’s Pride Corp.*	$46,009
2,016	Post Holdings Inc.*	209,987
9	Seaboard Corp.	29,588
203	Seneca Foods Corp., Class A Shares*	10,284
3,474	Simply Good Foods Co. (The)*	123,257
2,166	Sovos Brands Inc.*	49,363
3,519	SunOpta Inc.*	24,739
28,332	TreeHouse Foods Inc.*	1,014,002
58,885	Utz Brands Inc.	1,041,676
1,407	Vital Farms Inc.*	25,284
966	Westrock Coffee Co.*	9,776

	Total Food Products	7,023,572

Household Products — 1.2%
362	Central Garden & Pet Co.*	15,881
1,988	Central Garden & Pet Co., Class A Shares*	74,928
6,184	Clorox Co. (The)	948,069
2,756	Energizer Holdings Inc.	78,684
144,218	Henkel AG & Co. KGaA, ADR	2,468,035
19,182	Kimberly-Clark Corp.	2,324,283
171	Oil-Dri Corp. of America	12,191
2,043	Reynolds Consumer Products Inc.	60,268
1,306	Spectrum Brands Holdings Inc.	105,029
519	WD-40 Co.	139,294

	Total Household Products	6,226,662

Personal Care Products — 0.3%
3,042	Beauty Health Co. (The)*	10,130
5,008	BellRing Brands Inc.*	285,206
14,611	Coty Inc., Class A Shares*	183,514
1,823	Edgewell Personal Care Co.	69,620
2,047	elf Beauty Inc.*	426,861
22,219	Herbalife Ltd.*	196,194
677	Inter Parfums Inc.	99,329
412	Medifast Inc.	16,517
462	Nature’s Sunshine Products Inc.*	8,201
12,912	Nu Skin Enterprises Inc., Class A Shares	161,400
5,174	Olaplex Holdings Inc.*	9,624
416	USANA Health Sciences Inc.*	20,076
1,477	Waldencast PLC, Class A Shares*	9,866

	Total Personal Care Products	1,496,538

Tobacco — 0.0%@
660	Ispire Technology Inc.*(b)	6,679
774	Turning Point Brands Inc.	19,582
938	Universal Corp.	45,033
6,005	Vector Group Ltd.	67,016

	Total Tobacco	138,310

	TOTAL CONSUMER STAPLES	19,343,968

ENERGY — 3.9%

Energy Equipment & Services — 1.4%
5,249	Archrock Inc.	95,899
776	Atlas Energy Solutions Inc., Class A Shares	14,635
8,246	Borr Drilling Ltd.*	49,641

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 3.9% — (continued)

Energy Equipment & Services — 1.4% — (continued)
972	Bristow Group Inc.*	$26,195
2,560	Cactus Inc., Class A Shares	117,504
26,229	ChampionX Corp.	814,673
1,670	Core Laboratories Inc.	25,000
3,613	Diamond Offshore Drilling Inc.*	40,068
699	DMC Global Inc.*	11,659
12,518	Dril-Quip Inc.*	282,907
3,333	Expro Group Holdings NV*	59,627
302	Forum Energy Technologies Inc.*	6,043
5,447	Helix Energy Solutions Group Inc.*	49,023
3,745	Helmerich & Payne Inc.	143,771
6,678	ION Geophysical Corp.*(a)(c)	—
679	KLX Energy Services Holdings Inc.*	5,514
578	Kodiak Gas Services Inc.(b)	14,739
6,370	Liberty Energy Inc., Class A Shares	136,191
1,296	Mammoth Energy Services Inc.*	4,717
341	Nabors Industries Ltd.*	26,724
2,604	Newpark Resources Inc.*	16,744
4,312	Noble Corp. PLC	180,285
15,187	NOV Inc.	256,660
33,837	Oceaneering International Inc.*	668,619
39,546	Oil States International Inc.*	213,153
136,080	Patterson-UTI Energy Inc.	1,574,446
852	ProFrac Holding Corp., Class A Shares*	6,969
4,105	ProPetro Holding Corp.*	30,377
585	Ranger Energy Services Inc., Class A Shares	6,137
3,435	RPC Inc.	25,385
769	SEACOR Marine Holdings Inc.*	8,075
1,932	Seadrill Ltd.*	81,530
2,960	Select Water Solutions Inc., Class A Shares	25,278
1,342	Solaris Oilfield Infrastructure Inc., Class A Shares	11,367
64,480	TechnipFMC PLC	1,398,571
86,506	TETRA Technologies Inc.*	337,373
1,762	Tidewater Inc.*	123,393
2,766	US Silica Holdings Inc.*	31,809
2,245	Valaris Ltd.*	141,547
2,733	Weatherford International PLC*	280,433

	Total Energy Equipment & Services	7,342,681

Oil, Gas & Consumable Fuels — 2.5%
1,554	Amplify Energy Corp.*	9,386
12,721	Antero Midstream Corp.	170,461
10,926	Antero Resources Corp.*	280,798
11,786	APA Corp.	351,105
1,829	Ardmore Shipping Corp.	29,685
3,004	Berry Corp.	21,178
2,670	California Resources Corp.	139,294
2,197	Callon Petroleum Co.*	68,459
515	Centrus Energy Corp., Class A Shares*	21,007
4,831	Chesapeake Energy Corp.	399,910
1,596	Chord Energy Corp.	259,270
3,124	Civitas Resources Inc.	214,556
6,419	Clean Energy Fuels Corp.*	18,936
32,170	CNX Resources Corp.*	673,962
3,476	Comstock Resources Inc.	29,720

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 3.9% — (continued)

Oil, Gas & Consumable Fuels — 2.5% — (continued)
1,189	CONSOL Energy Inc.	$102,040
2,938	Crescent Energy Co., Class A Shares	32,847
1,314	CVR Energy Inc.	43,599
2,446	Delek US Holdings Inc.	62,397
23,172	Devon Energy Corp.	1,020,958
5,288	DHT Holdings Inc.	57,216
4,499	Diamondback Energy Inc.	821,157
1,405	Dorian LPG Ltd.	50,791
3,660	DT Midstream Inc.	210,926
481	Empire Petroleum Corp.*	2,852
6,357	Encore Energy Corp.*	24,538
5,943	Energy Fuels Inc.*	37,619
1,173	Enviva Inc.*	469
13,825	EQT Corp.	513,599
16,383	Equitrans Midstream Corp.	175,134
1,066	Evolution Petroleum Corp.	6,247
696	Excelerate Energy Inc., Class A Shares	10,927
1,152	FLEX LNG Ltd.	29,076
1,005	FutureFuel Corp.	5,960
8,472	Gevo Inc.*	7,554
3,933	Golar LNG Ltd.	79,801
892	Granite Ridge Resources Inc.	5,486
1,457	Green Plains Inc.*	31,034
456	Gulfport Energy Corp.*	64,747
818	Hallador Energy Co.*	6,217
5,615	HF Sinclair Corp.	311,633
636	HighPeak Energy Inc.(b)	10,539
1,595	International Seaways Inc.	84,423
677	Kinetik Holdings Inc., Class A Shares	23,912
17,441	Kosmos Energy Ltd.*	107,088
6,648	Magnolia Oil & Gas Corp., Class A Shares	150,777
4,355	Matador Resources Co.	275,018
5,567	Murphy Oil Corp.	220,843
101	NACCO Industries Inc., Class A Shares	3,356
2,529	New Fortress Energy Inc., Class A Shares	88,894
2,982	NextDecade Corp.*	13,687
8,222	Nordic American Tankers Ltd.	33,464
42,719	Northern Oil & Gas Inc.	1,526,350
1,800	Overseas Shipholding Group Inc., Class A Shares	10,944
9,887	Ovintiv Inc.	488,517
2,115	Par Pacific Holdings Inc.*	76,394
4,165	PBF Energy Inc., Class A Shares	194,505
4,496	Peabody Energy Corp.	111,366
14,737	Permian Resources Corp., Class A Shares	229,308
35,047	Range Resources Corp.	1,108,186
618	REX American Resources Corp.*	27,180
527	Riley Exploration Permian Inc.	12,464
3,896	Ring Energy Inc.*	5,571
778	SandRidge Energy Inc.	10,145
1,847	Scorpio Tankers Inc.	123,989
4,375	SFL Corp., Ltd.	58,450
731	SilverBow Resources Inc.*	20,753
2,933	Sitio Royalties Corp., Class A Shares	66,931
4,369	SM Energy Co.	191,231
42,119	Southwestern Energy Co.*	293,569

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 3.9% — (continued)

Oil, Gas & Consumable Fuels — 2.5% — (continued)
4,972	Talos Energy Inc.*	$65,581
2,758	Teekay Corp.*	20,878
933	Teekay Tankers Ltd., Class A Shares	51,147
18,515	Tellurian Inc.*	14,699
230	Texas Pacific Land Corp.	362,347
14,211	Uranium Energy Corp.*	92,087
4,463	VAALCO Energy Inc.	19,905
2,235	Vertex Energy Inc.*(b)	3,017
895	Vital Energy Inc.*	45,045
897	Vitesse Energy Inc.	20,389
3,524	W&T Offshore Inc.	10,642
2,429	World Kinect Corp.	59,170

	Total Oil, Gas & Consumable Fuels	12,735,312

	TOTAL ENERGY	20,077,993

FINANCIALS — 12.7%

Banks — 3.9%
662	1st Source Corp.	32,954
385	ACNB Corp.	13,567
894	Amalgamated Financial Corp.	20,634
1,072	Amerant Bancorp Inc., Class A Shares	22,716
360	American National Bankshares Inc.	16,243
2,380	Ameris Bancorp	110,265
326	Ames National Corp.	6,184
478	Arrow Financial Corp.	11,462
6,207	Associated Banc-Corp.	129,354
2,661	Atlantic Union Bankshares Corp.	88,505
2,109	Axos Financial Inc.*	109,921
46,353	Banc of California Inc.	678,144
921	BancFirst Corp.	80,809
1,623	Bancorp Inc. (The)*	72,451
343	Bank First Corp.	29,670
1,399	Bank of Hawaii Corp.	84,332
722	Bank of Marin Bancorp	11,992
1,986	Bank of NT Butterfield & Son Ltd. (The)	59,362
4,246	Bank OZK	185,975
245	Bank7 Corp.	6,862
25,987	BankUnited Inc.	696,971
327	Bankwell Financial Group Inc.	8,329
6,917	Banner Corp.	303,241
692	Bar Harbor Bankshares	17,452
565	Baycom Corp.	11,311
599	BCB Bancorp Inc.	6,284
7,884	Berkshire Hills Bancorp Inc.	169,427
936	Blue Foundry Bancorp*	8,817
1,144	Blue Ridge Bankshares Inc.	2,803
1,110	BOK Financial Corp.	94,361
835	Bridgewater Bancshares Inc.*	9,895
3,195	Brookline Bancorp Inc.	31,215
214	Burke & Herbert Financial Services Corp.	11,702
842	Business First Bancshares Inc.	18,903
1,141	Byline Bancorp Inc.	23,778
108	C&F Financial Corp.	5,770
5,119	Cadence Bank	141,694
308	Cambridge Bancorp	19,484

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.7% — (continued)

Banks — 3.9% — (continued)
653	Camden National Corp.	$20,752
572	Capital Bancorp Inc.	11,777
553	Capital City Bank Group Inc.	15,678
5,361	Capitol Federal Financial Inc.	31,040
779	Capstar Financial Holdings Inc.	14,606
965	Carter Bankshares Inc.*	12,738
2,666	Cathay General Bancorp	104,107
770	Central Pacific Financial Corp.	14,368
375	Central Valley Community Bancorp	7,009
154	Chemung Financial Corp.	6,560
247	ChoiceOne Financial Services Inc.	6,573
635	Citizens & Northern Corp.	11,659
140	Citizens Financial Services Inc.	6,545
423	City Holding Co.	42,503
855	Civista Bancshares Inc.	12,842
817	CNB Financial Corp.	16,332
417	Coastal Financial Corp.*	16,009
299	Codorus Valley Bancorp Inc.	6,883
731	Colony Bankcorp Inc.	8,290
8,183	Columbia Banking System Inc.	148,112
1,021	Columbia Financial Inc.*	17,081
13,652	Comerica Inc.	674,136
4,769	Commerce Bancshares Inc.	248,179
1,556	Community Bank System Inc.	70,487
675	Community Trust Bancorp Inc.	26,838
1,551	ConnectOne Bancorp Inc.	30,694
1,541	CrossFirst Bankshares Inc.*	19,833
2,336	Cullen/Frost Bankers Inc.	253,479
1,091	Customers Bancorp Inc.*	59,252
5,019	CVB Financial Corp.	85,423
1,259	Dime Community Bancshares Inc.	23,594
919	Eagle Bancorp Inc.	21,891
5,302	East West Bancorp Inc.	386,304
5,871	Eastern Bankshares Inc.	75,853
361	Enterprise Bancorp Inc.	9,783
1,534	Enterprise Financial Services Corp.	61,237
673	Equity Bancshares Inc., Class A Shares	21,422
286	Esquire Financial Holdings Inc.	14,523
378	ESSA Bancorp Inc.	6,562
238	Evans Bancorp Inc.	7,069
603	Farmers & Merchants Bancorp Inc.	12,181
1,925	Farmers National Banc Corp.	25,949
1,482	FB Financial Corp.	52,818
134	Fidelity D&D Bancorp Inc.	6,692
794	Financial Institutions Inc.	14,578
7,540	First Bancorp	151,871
605	First Bancorp Inc. (The)	14,290
1,379	First Bancshares Inc. (The)	34,241
727	First Bank	9,749
2,165	First Busey Corp.	49,925
371	First Business Financial Services Inc.	13,089
409	First Citizens BancShares Inc., Class A Shares	643,688
2,751	First Commonwealth Financial Corp.	35,846
743	First Community Bancshares Inc.	24,623
334	First Community Corp.	5,488

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.7% — (continued)

Banks — 3.9% — (continued)
2,751	First Financial Bancorp	$59,697
5,222	First Financial Bankshares Inc.	161,569
501	First Financial Corp.	18,652
1,919	First Foundation Inc.	15,218
5,198	First Hawaiian Inc.	108,950
21,037	First Horizon Corp.	296,622
3,384	First Interstate BancSystem Inc., Class A Shares	89,067
2,521	First Merchants Corp.	83,697
1,151	First Mid Bancshares Inc.	34,875
1,106	First of Long Island Corp. (The)	12,321
320	First Western Financial Inc.*	4,528
479	Five Star Bancorp	11,367
1,288	Flushing Financial Corp.	16,538
15,082	FNB Corp.	201,194
197	FS Bancorp Inc.	6,574
5,822	Fulton Financial Corp.	89,659
686	FVCBankcorp Inc.*	8,307
1,286	German American Bancorp Inc.	40,458
4,287	Glacier Bancorp Inc.	160,420
423	Great Southern Bancorp Inc.	22,055
266	Greene County Bancorp Inc.	7,597
344	Guaranty Bancshares Inc.	9,893
3,184	Hancock Whitney Corp.	138,822
722	Hanmi Financial Corp.	10,909
2,063	HarborOne Bancorp Inc.	21,001
538	HBT Financial Inc.	10,254
1,666	Heartland Financial USA Inc.	56,644
2,685	Heritage Commerce Corp.	22,259
843	Heritage Financial Corp.	15,469
1,890	Hilltop Holdings Inc.	58,363
56	Hingham Institution For Savings The(b)	9,407
353	Home Bancorp Inc.	12,973
7,596	Home BancShares Inc.	178,202
964	HomeStreet Inc.	13,448
700	HomeTrust Bancshares Inc.	18,375
3,457	Hope Bancorp Inc.	37,923
1,961	Horizon Bancorp Inc.	23,610
34,770	Huntington Bancshares Inc.	453,401
15,382	Independent Bank Corp.	773,734
1,375	Independent Bank Group Inc.	60,129
2,099	International Bancshares Corp.	108,917
587	John Marshall Bancorp Inc.	10,273
2,369	Kearny Financial Corp.	15,067
2,589	Lakeland Bancorp Inc.	30,240
924	Lakeland Financial Corp.	58,859
403	LCNB Corp.	5,674
1,277	Live Oak Bancshares Inc.	50,722
760	Luther Burbank Corp.*	6,954
1,098	Macatawa Bank Corp.	10,760
260	MainStreet Bancshares Inc.	4,684
721	Mercantile Bank Corp.	26,562
734	Metrocity Bankshares Inc.	17,836
506	Metropolitan Bank Holding Corp.*	19,840
566	Mid Penn Bancorp Inc.	11,903
222	Middlefield Banc Corp.	5,448

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.7% — (continued)

Banks — 3.9% — (continued)
1,022	Midland States Bancorp Inc.	$24,886
706	MidWestOne Financial Group Inc.	16,182
284	MVB Financial Corp.	6,080
19,763	National Bank Holdings Corp., Class A Shares	668,780
191	National Bankshares Inc.	5,973
1,226	NBT Bancorp Inc.	42,162
27,474	New York Community Bancorp Inc.	131,600
468	Nicolet Bankshares Inc.	36,939
287	Northeast Bank	15,323
418	Northeast Community Bancorp Inc.	6,517
1,560	Northfield Bancorp Inc.	15,756
200	Northrim BanCorp Inc.	9,946
3,810	Northwest Bancshares Inc.	43,663
194	Norwood Financial Corp.	5,356
236	Oak Valley Bancorp	5,883
2,438	OceanFirst Financial Corp.	37,058
1,444	OFG Bancorp	52,302
11,797	Old National Bancorp	193,825
1,613	Old Second Bancorp Inc.	21,663
183	Orange County Bancorp Inc.	8,414
1,367	Origin Bancorp Inc.	40,791
454	Orrstown Financial Services Inc.	12,235
16,588	Pacific Premier Bancorp Inc.	379,202
568	Park National Corp.	72,994
507	Parke Bancorp Inc.	8,746
914	Pathward Financial Inc.	46,468
540	PCB Bancorp	8,721
890	Peapack Gladstone Financial Corp.	21,565
220	Penns Woods Bancorp Inc.	4,255
1,446	Peoples Bancorp Inc.	40,589
386	Peoples Financial Services Corp.	15,575
2,955	Pinnacle Financial Partners Inc.	244,438
545	Pioneer Bancorp Inc.*	5,079
161	Plumas Bancorp	5,609
668	Ponce Financial Group Inc.*	5,892
2,828	Popular Inc.	236,647
386	Preferred Bank	27,734
1,513	Premier Financial Corp.	29,322
950	Primis Financial Corp.	11,733
209	Princeton Bancorp Inc.	6,433
3,483	Prosperity Bancshares Inc.	217,374
2,206	Provident Financial Services Inc.	33,266
640	QCR Holdings Inc.	36,480
663	RBB Bancorp	11,417
182	Red River Bancshares Inc.	9,064
1,650	Renasant Corp.	52,157
341	Republic Bancorp Inc., Class A Shares	16,798
1,103	S&T Bancorp Inc.	34,403
1,982	Sandy Spring Bancorp Inc.	43,564
2,485	Seacoast Banking Corp. of Florida	59,988
1,891	ServisFirst Bancshares Inc.	119,492
1,226	Shore Bancshares Inc.	13,927
690	Sierra Bancorp	12,841
3,907	Simmons First National Corp., Class A Shares	75,014
655	SmartFinancial Inc.	14,096

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.7% — (continued)

Banks — 3.9% — (continued)
410	South Plains Financial Inc.	$10,939
313	Southern First Bancshares Inc.*	10,313
327	Southern Missouri Bancorp Inc.	14,022
275	Southern States Bancshares Inc.	6,837
906	Southside Bancshares Inc.	25,966
3,035	SouthState Corp.	255,061
1,786	Stellar Bancorp Inc.	42,328
1,036	Sterling Bancorp Inc.*	5,221
1,107	Stock Yards Bancorp Inc.	50,712
388	Summit Financial Group Inc.	10,468
5,518	Synovus Financial Corp.	209,353
23,792	Texas Capital Bancshares Inc.*	1,395,401
2,041	TFS Financial Corp.	26,023
458	Third Coast Bancshares Inc.*	8,780
237	Timberland Bancorp Inc.	6,209
620	Tompkins Financial Corp.	29,859
23,815	Towne Bank	645,625
1,262	TriCo Bancshares	42,163
839	Triumph Financial Inc.*	62,925
651	TrustCo Bank Corp. NY	17,766
1,807	Trustmark Corp.	48,536
1,740	UMB Financial Corp.	142,001
4,876	United Bankshares Inc.	169,148
17,122	United Community Banks Inc.	445,343
385	Unity Bancorp Inc.	10,541
1,520	Univest Financial Corp.	30,430
346	USCB Financial Holdings Inc.	3,778
17,222	Valley National Bancorp	141,048
1,815	Veritex Holdings Inc.	35,628
198	Virginia National Bankshares Corp.	6,023
2,534	WaFd Inc.	69,026
784	Washington Trust Bancorp Inc.	20,180
6,790	Webster Financial Corp.	323,476
2,424	WesBanco Inc.	70,248
761	West BanCorp Inc.	13,241
757	Westamerica BanCorp.	34,602
4,163	Western Alliance Bancorp	240,330
9,420	Wintrust Financial Corp.	907,617
7,460	WSFS Financial Corp.	316,229
5,643	Zions Bancorp NA	222,503

	Total Banks	20,281,926

Capital Markets — 2.4%
1,362	Affiliated Managers Group Inc.	212,894
764	AlTi Global Inc.*	4,477
2,179	Artisan Partners Asset Management Inc., Class A Shares	93,850
771	Assetmark Financial Holdings Inc.*	27,255
933	B. Riley Financial Inc.(b)	17,102
4,167	Bakkt Holdings Inc.*	2,417
14,093	BGC Group Inc., Class A Shares	97,946
1,257	Brightsphere Investment Group Inc.	28,484
8,163	Carlyle Group Inc. (The)	374,274
4,049	Cboe Global Markets Inc.	777,408
9,974	Cohen & Steers Inc.	733,588
116	Diamond Hill Investment Group Inc.	16,783

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.7% — (continued)

Capital Markets — 2.4% — (continued)
959	Donnelley Financial Solutions Inc.*	$61,913
1,383	Evercore Inc., Class A Shares	258,732
1,477	FactSet Research Systems Inc.	683,231
3,523	Forge Global Holdings Inc.*	7,328
1,524	GCM Grosvenor Inc., Class A Shares	12,908
1,357	Hamilton Lane Inc., Class A Shares	155,851
1,953	Houlihan Lokey Inc., Class A Shares	251,273
14,176	Invesco Ltd.	218,452
5,280	Janus Henderson Group PLC	164,525
7,170	Jefferies Financial Group Inc.	299,849
4,207	Lazard Inc., Class A Shares	162,138
1,420	MarketAxess Holdings Inc.	303,042
1,956	MarketWise Inc.	3,540
2,335	Moelis & Co., Class A Shares	126,183
3,731	Moody’s Corp.	1,415,616
987	Morningstar Inc.	294,708
11,414	Nasdaq Inc.	641,467
27,846	Northern Trust Corp.	2,286,992
3,688	Open Lending Corp.*	26,775
1,354	P10 Inc., Class A Shares	12,552
1,902	Patria Investments Ltd., Class A Shares	28,340
1,549	Perella Weinberg Partners, Class A Shares	21,159
694	Piper Sandler Cos.	130,659
853	PJT Partners Inc., Class A Shares	89,906
25,847	Robinhood Markets Inc., Class A Shares*	421,565
3,938	SEI Investments Co.	264,830
575	Silvercrest Asset Management Group Inc., Class A Shares	9,643
28,645	SLR Investment Corp.	428,529
1,921	StepStone Group Inc., Class A Shares	66,716
3,926	Stifel Financial Corp.	297,826
1,038	StoneX Group Inc.*	71,892
2,817	TPG Inc., Class A Shares	124,934
1,027	Victory Capital Holdings Inc., Class A Shares	39,468
3,456	Virtu Financial Inc., Class A Shares	62,381
271	Virtus Investment Partners Inc.	62,959
4,940	WisdomTree Inc.	39,816
12,390	XP Inc., Class A Shares	292,900

	Total Capital Markets	12,227,076

Consumer Finance — 0.4%
10,381	Ally Financial Inc.	383,993
163	Atlanticus Holdings Corp.*	5,403
8,061	Bread Financial Holdings Inc.	308,575
201	Consumer Portfolio Services Inc.*	1,775
232	Credit Acceptance Corp.*	128,435
882	Encore Capital Group Inc.*	42,336
1,078	Enova International Inc.*	68,183
1,439	FirstCash Holdings Inc.	164,766
1,554	Green Dot Corp., Class A Shares*	12,758
3,916	LendingClub Corp.*	31,759
456	LendingTree Inc.*	18,044
3,316	Navient Corp.	53,918
507	Nelnet Inc., Class A Shares	43,536
1,164	NerdWallet Inc., Class A Shares*	19,637
4,416	OneMain Holdings Inc., Class A Shares	208,568

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.7% — (continued)

Consumer Finance — 0.4% — (continued)
1,781	OppFi Inc.*	$6,269
1,477	PRA Group Inc.*	37,752
1,672	PROG Holdings Inc.*	51,615
276	Regional Management Corp.	6,458
8,714	SLM Corp.	181,513
35,785	SoFi Technologies Inc.*(b)	321,349
2,885	Upstart Holdings Inc.*(b)	74,289
162	World Acceptance Corp.*	19,401

	Total Consumer Finance	2,190,332

Financial Services — 2.0%
1,324	Acacia Research Corp.*	5,349
8,628	Affirm Holdings Inc., Class A Shares*	323,722
766	Alerus Financial Corp.	16,706
652	A-Mark Precious Metals Inc.	16,750
5,464	AvidXchange Holdings Inc.*	72,617
1,063	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	29,732
12,069	Cannae Holdings Inc.*	263,346
2,077	Cantaloupe Inc.*	13,500
515	Cass Information Systems Inc.	24,885
2,484	Compass Diversified Holdings	57,132
1,323	Enact Holdings Inc.	36,674
12,904	Equitable Holdings Inc.	441,833
4,115	Essent Group Ltd.	220,440
7,438	Euronet Worldwide Inc.*	814,015
2,517	EVERTEC Inc.	90,939
352	Federal Agricultural Mortgage Corp., Class C Shares	62,962
3,963	Finance Of America Cos Inc., Class A Shares*	3,426
44,273	Flywire Corp.*	1,256,910
964	I3 Verticals Inc., Class A Shares*	20,543
1,409	International Money Express Inc.*	27,757
2,798	Jack Henry & Associates Inc.	486,208
2,857	Jackson Financial Inc., Class A Shares	157,278
77,886	Marqeta Inc., Class A Shares*	508,596
586	Merchants Bancorp	25,116
10,485	MGIC Investment Corp.	208,547
2,429	Mr. Cooper Group Inc.*	173,139
2,622	NCR Atleos Corp.*	57,055
808	NewtekOne Inc.(b)	9,324
3,182	NMI Holdings Inc., Class A Shares*	95,714
214	Ocwen Financial Corp.*	5,581
7,204	Pagseguro Digital Ltd., Class A Shares*	100,280
9,200	Payoneer Global Inc.*	44,712
1,252	Paysafe Ltd.*	18,029
2,412	Paysign Inc.*	7,381
1,082	PennyMac Financial Services Inc.	91,894
482	Priority Technology Holdings Inc.*	1,595
5,666	Radian Group Inc.	165,107
5,187	Remitly Global Inc.*	106,956
2,846	Repay Holdings Corp., Class A Shares*	24,732
753	Security National Financial Corp., Class A Shares*	6,491
17,478	Shift4 Payments Inc., Class A Shares*	1,437,041
10,919	StoneCo Ltd., Class A Shares*	187,916
13,555	Toast Inc., Class A Shares*	311,765
4,318	UWM Holdings Corp.	27,549

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.7% — (continued)

Financial Services — 2.0% — (continued)
342	Velocity Financial Inc.*	$5,592
11,435	Voya Financial Inc.	781,697
1,192	Walker & Dunlop Inc.	113,693
1,099	Waterstone Financial Inc.	13,902
11,051	Western Union Co. (The)	148,194
6,390	WEX Inc.*	1,404,075

	Total Financial Services	10,524,397

Insurance — 3.5%
1,747	Ambac Financial Group Inc.*	28,581
725	American Coastal Insurance Corp.*	10,106
3,032	American Equity Investment Life Holding Co.*	168,397
2,870	American Financial Group Inc.	366,413
749	AMERISAFE Inc.	39,517
2,029	Assurant Inc.	368,162
2,232	Assured Guaranty Ltd.	204,451
3,472	Axis Capital Holdings Ltd.	217,243
3,085	Brighthouse Financial Inc.*	143,607
27,975	BRP Group Inc., Class A Shares*	778,264
4,730	CNO Financial Group Inc.	126,244
698	Crawford & Co., Class A Shares	8,174
558	Donegal Group Inc., Class A Shares	7,812
11,911	eHealth Inc.*	78,613
812	Employers Holdings Inc.	37,116
439	Enstar Group Ltd.*	135,186
1,658	Everest Group Ltd.	611,603
752	F&G Annuities & Life Inc.	28,411
521	Fidelis Insurance Holdings Ltd.*	7,794
3,846	First American Financial Corp.	224,645
13,732	Genworth Financial Inc., Class A Shares*	84,452
6,524	Globe Life Inc.	828,091
324	GoHealth Inc., Class A Shares*	4,361
18,792	Goosehead Insurance Inc., Class A Shares*	1,421,615
1,274	Greenlight Capital Re Ltd., Class A Shares*	16,091
1,414	Hanover Insurance Group Inc. (The)	185,899
251	HCI Group Inc.	24,503
352	Hippo Holdings Inc.*	4,946
1,213	Horace Mann Educators Corp.	43,898
51	Investors Title Co.	7,926
1,768	James River Group Holdings Ltd.	17,662
2,316	Kemper Corp.	132,776
681	Kingsway Financial Services Inc.*	6,006
4,970	Kinsale Capital Group Inc.	2,565,415
1,963	Lemonade Inc.*(b)	31,879
6,224	Lincoln National Corp.	171,409
6,305	Maiden Holdings Ltd.*	8,512
1,255	Markel Group Inc.*	1,873,062
1,651	MBIA Inc.*	10,781
1,086	Mercury General Corp.	52,877
96	National Western Life Group Inc., Class A Shares	46,616
380	NI Holdings Inc.*	5,320
10,508	Old Republic International Corp.	304,312
6,189	Oscar Health Inc., Class A Shares*	100,633
10,260	Palomar Holdings Inc.*	781,196
4,806	Primerica Inc.	1,178,720

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 12.7% — (continued)

Insurance — 3.5% — (continued)
1,532	ProAssurance Corp.	$18,890
12,257	Reinsurance Group of America Inc., Class A Shares	2,167,650
1,930	RenaissanceRe Holdings Ltd.	433,903
1,580	RLI Corp.	231,391
3,523	Ryan Specialty Holdings Inc., Class A Shares*	184,535
412	Safety Insurance Group Inc.	33,850
5,735	Selective Insurance Group Inc.	599,193
6,025	Selectquote Inc.*	11,688
2,686	SiriusPoint Ltd.*	32,957
1,139	Skyward Specialty Insurance Group Inc.*	41,676
776	Stewart Information Services Corp.	48,872
1,186	Tiptree Inc.	20,767
551	Travelers Cos., Inc. (The)	121,749
1,743	Trupanion Inc.*	46,625
896	United Fire Group Inc.	20,868
1,053	Universal Insurance Holdings Inc.	21,260
6,908	Unum Group	341,601
92	White Mountains Insurance Group Ltd.	162,420

	Total Insurance	18,039,192

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
773	AFC Gamma Inc.	8,890
24,816	AGNC Investment Corp.	237,241
286	Angel Oak Mortgage REIT Inc.	2,994
18,663	Annaly Capital Management Inc.	356,277
5,815	Apollo Commercial Real Estate Finance Inc.	65,186
5,912	Arbor Realty Trust Inc.(b)	79,221
1,995	Ares Commercial Real Estate Corp.	15,042
1,853	ARMOUR Residential REIT Inc.	36,689
6,672	Blackstone Mortgage Trust Inc., Class A Shares	135,909
4,329	BrightSpire Capital Inc., Class A Shares	29,913
806	Chicago Atlantic Real Estate Finance Inc.	13,130
8,889	Chimera Investment Corp.	38,756
3,564	Claros Mortgage Trust Inc.	34,500
2,026	Dynex Capital Inc.	25,001
2,959	Ellington Financial Inc.	33,525
3,014	Franklin BSP Realty Trust Inc.	38,911
1,891	Granite Point Mortgage Trust Inc.	8,963
27,427	Hannon Armstrong Sustainable Infrastructure Capital Inc.	690,338
1,747	Invesco Mortgage Capital Inc.	15,775
2,316	KKR Real Estate Finance Trust Inc.	22,581
4,146	Ladder Capital Corp., Class A Shares	44,818
3,899	MFA Financial Inc.	43,747
3,073	New York Mortgage Trust Inc.	22,156
510	Nexpoint Real Estate Finance Inc.	7,160
1,831	Orchid Island Capital Inc.	15,747
3,390	PennyMac Mortgage Investment Trust	47,901
6,379	Ready Capital Corp.	56,327
4,454	Redwood Trust Inc.	27,303
19,192	Rithm Capital Corp.	208,041
11,885	Starwood Property Trust Inc.	242,335
2,163	TPG RE Finance Trust Inc.	16,179
3,936	Two Harbors Investment Corp.	49,869

	Total Mortgage Real Estate Investment Trusts (REITs)	2,670,425

	TOTAL FINANCIALS	65,933,348

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.2%

Biotechnology — 3.9%
1,894	2seventy bio Inc.*	$9,849
1,467	4D Molecular Therapeutics Inc.*	41,105
46,400	89bio Inc.*	532,208
354	Aadi Bioscience Inc.*	697
4,608	ACADIA Pharmaceuticals Inc.*	107,090
1,290	ACELYRIN Inc.*	10,901
5,051	Achillion Pharmaceuticals Inc.*(a)	2,323
468	Acrivon Therapeutics Inc.*	2,274
874	Actinium Pharmaceuticals Inc.*	7,455
1,213	Adicet Bio Inc.*	2,851
8,352	ADMA Biologics Inc.*	44,767
870	Aduro Biotech Holdings Europe BV*(a)(c)	2,209
643	Aerovate Therapeutics Inc.*	14,840
12,811	Agenus Inc.*	8,583
2,066	Agios Pharmaceuticals Inc.*	66,773
1,888	Akero Therapeutics Inc.*	50,957
1,677	Aldeyra Therapeutics Inc.*	6,071
2,467	Alector Inc.*	17,195
35,079	Alkermes PLC*	1,041,496
2,261	Allakos Inc.*	3,346
2,827	Allogene Therapeutics Inc.*	13,881
1,036	Allovir Inc.*	763
1,084	Alpine Immune Sciences Inc.*	38,178
2,143	Altimmune Inc.*	25,930
1,119	ALX Oncology Holdings Inc.*	16,416
10,666	Amicus Therapeutics Inc.*	136,738
711	AnaptysBio Inc.*	18,152
2,611	Anavex Life Sciences Corp.*(b)	13,421
530	Anika Therapeutics Inc.*	12,868
1,763	Annexon Inc.*	9,820
3,870	Apellis Pharmaceuticals Inc.*	239,824
742	Apogee Therapeutics Inc.*(b)	25,836
5,603	Arbutus Biopharma Corp.*	15,688
1,484	Arcellx Inc.*	97,677
987	Arcturus Therapeutics Holdings Inc.*	38,256
1,962	Arcus Biosciences Inc.*	37,533
4,030	Arcutis Biotherapeutics Inc.*	41,428
8,853	Ardelyx Inc.*	82,510
4,288	Arrowhead Pharmaceuticals Inc.*	137,645
960	ARS Pharmaceuticals Inc.*	8,035
18,650	Ascendis Pharma AS, ADR*	2,755,724
1,743	Astria Therapeutics Inc.*	24,785
3,264	Atara Biotherapeutics Inc.*	2,539
944	Aura Biosciences Inc.*	8,562
5,607	Aurinia Pharmaceuticals Inc.*	32,072
2,130	Avid Bioservices Inc.*	16,358
3,111	Avidity Biosciences Inc.*	56,931
894	Avita Medical Inc.*	16,208
2,656	Beam Therapeutics Inc.*	104,885
19,120	Bicycle Therapeutics PLC, ADR*	479,721
1,566	BioAtla Inc.*	4,228
7,114	BioCryst Pharmaceuticals Inc.*	40,052
2,548	Biohaven Ltd.*	122,661
719	Biomea Fusion Inc.*(b)	12,583

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.2% — (continued)

Biotechnology — 3.9% — (continued)
654	Bioxcel Therapeutics Inc.*	$2,080
4,643	Bluebird Bio Inc.*	6,454
2,290	Blueprint Medicines Corp.*	214,161
4,383	Bridgebio Pharma Inc.*	149,679
1,296	Cabaletta Bio Inc.*	29,652
2,063	CareDx Inc.*	21,950
3,156	Caribou Biosciences Inc.*	24,964
877	Carisma Therapeutics Inc.	2,263
4,968	Cartesian Therapeutics Inc.*	3,634
3,721	Catalyst Pharmaceuticals Inc.*	59,648
546	Celcuity Inc.*	8,496
1,757	Celldex Therapeutics Inc.*	84,441
1,003	Century Therapeutics Inc.*	3,681
2,598	Cerevel Therapeutics Holdings Inc.*	106,518
2,730	Cogent Biosciences Inc.*	19,110
3,207	Coherus Biosciences Inc.*	7,312
3,100	Compass Therapeutics Inc.*	5,518
2,511	Crinetics Pharmaceuticals Inc.*	102,800
1,488	Cue Biopharma Inc.*	3,088
871	Cullinan Oncology Inc.*	16,087
9,443	Cytokinetics Inc.*	682,162
2,325	Day One Biopharmaceuticals Inc.*	38,897
1,864	Deciphera Pharmaceuticals Inc.*	31,110
4,274	Denali Therapeutics Inc.*	84,540
1,220	Design Therapeutics Inc.*	3,392
399	Discount Medicine Inc., Class A Shares*	27,399
5,009	Dynavax Technologies Corp.*	63,464
1,705	Dyne Therapeutics Inc.*	45,865
486	Eagle Pharmaceuticals Inc.*	2,848
3,076	Editas Medicine Inc.*	30,945
2,144	Emergent BioSolutions Inc.*	6,925
712	Enanta Pharmaceuticals Inc.*	10,231
729	Entrada Therapeutics Inc.*	9,645
2,775	Erasca Inc.*	6,605
6,834	Exact Sciences Corp.*	393,160
11,966	Exelixis Inc.*	262,055
3,113	Fate Therapeutics Inc.*	22,071
629	Fennec Pharmaceuticals Inc.*	5,957
3,344	FibroGen Inc.*	5,718
784	Foghorn Therapeutics Inc.*	6,060
700	Genelux Corp.*	5,110
1,906	Generation Bio Co.*	4,784
17,899	Geron Corp.*	35,798
2,397	Graphite Bio Inc.*	8,126
2,793	Gritstone bio Inc.*	7,820
4,845	Halozyme Therapeutics Inc.*	192,879
4,418	Heron Therapeutics Inc.*	11,752
892	HilleVax Inc.*	16,190
2,222	Humacyte Inc.*	9,666
2,253	Ideaya Biosciences Inc.*	100,709
297	IGM Biosciences Inc.*	3,751
650	Immuneering Corp., Class A Shares*	4,030
4,886	ImmunityBio Inc.*(b)	23,111
2,044	Immunovant Inc.*	72,296
1,253	Inhibrx Inc.*	45,897

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.2% — (continued)

Biotechnology — 3.9% — (continued)
2,635	Inozyme Pharma Inc.*	$16,759
5,165	Insmed Inc.*	143,174
3,418	Intellia Therapeutics Inc.*	109,786
5,434	Ionis Pharmaceuticals Inc.*	245,671
8,514	Iovance Biotherapeutics Inc.*	135,458
5,272	Ironwood Pharmaceuticals Inc., Class A Shares*	49,715
1,000	iTeos Therapeutics Inc.*	10,710
1,127	Janux Therapeutics Inc.*	54,524
1,371	KalVista Pharmaceuticals Inc.*	18,714
1,362	Karuna Therapeutics Inc.*	427,627
2,788	Karyopharm Therapeutics Inc.*	3,234
918	Keros Therapeutics Inc.*	61,965
1,957	Kezar Life Sciences Inc.*	2,055
1,073	Kiniksa Pharmaceuticals Ltd., Class A Shares*	22,683
1,361	Kodiak Sciences Inc.*	8,180
811	Krystal Biotech Inc.*	129,330
2,417	Kura Oncology Inc.*	50,950
1,443	Kymera Therapeutics Inc.*	61,616
1,727	Larimar Therapeutics Inc.*	19,860
2,519	Lexicon Pharmaceuticals Inc.*	6,272
4,062	Lineage Cell Therapeutics Inc.*	4,224
7,232	Lyell Immunopharma Inc.*	21,117
2,240	MacroGenics Inc.*	40,186
552	Madrigal Pharmaceuticals Inc.*	130,382
10,904	MannKind Corp.*	44,815
1,109	MeiraGTx Holdings PLC*	6,843
483	Merrimack Pharmaceuticals Inc.*	7,100
3,754	Mersana Therapeutics Inc.*	20,422
4,371	MiMedx Group Inc.*	35,667
465	Mineralys Therapeutics Inc.*	7,152
977	Mirum Pharmaceuticals Inc.*	28,050
1,250	Monte Rosa Therapeutics Inc.*	7,913
14,540	MoonLake Immunotherapeutics, Class A Shares*(b)	701,410
1,518	Morphic Holding Inc.*	56,090
37,556	Mural Oncology PLC*	198,671
2,979	Myriad Genetics Inc.*	62,350
4,114	Natera Inc.*	355,820
3,709	Neurocrine Biosciences Inc.*	483,654
1,590	Nkarta Inc.*	19,207
4,491	Novavax Inc.*(b)	22,186
1,837	Nurix Therapeutics Inc.*	22,687
990	Nuvalent Inc., Class A Shares*	83,279
334	Nuvectis Pharma Inc.*	3,297
891	Olema Pharmaceuticals Inc.*	11,048
819	Omega Therapeutics Inc.*	3,366
19	Oncternal Therapeutics Inc.*(a)	19
2,782	Organogenesis Holdings Inc., Class A Shares*	9,932
1,978	ORIC Pharmaceuticals Inc.*	25,200
6,955	Outlook Therapeutics Inc.*	3,038
2,010	Ovid therapeutics Inc.*	6,834
1,007	PDS Biotechnology Corp.*	6,636
569	PepGen Inc.*	9,645
1,268	PMV Pharmaceuticals Inc.*	2,346
2,515	Poseida Therapeutics Inc., Class A Shares*	9,959
8,172	Precigen Inc.*	12,585

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.2% — (continued)

Biotechnology — 3.9% — (continued)
1,847	Prelude Therapeutics Inc.*	$7,942
1,377	Prime Medicine Inc.*	11,884
1,385	ProKidney Corp., Class A Shares*	2,258
2,018	Protagonist Therapeutics Inc.*	61,307
2,660	Protalix BioTherapeutics Inc.*	4,336
1,703	Prothena Corp. PLC*	46,986
2,789	PTC Therapeutics Inc.*	78,622
1,002	Rallybio Corp.*	2,330
1,172	RAPT Therapeutics Inc.*	10,044
5,037	Recursion Pharmaceuticals Inc., Class A Shares*(b)	67,798
1,451	REGENXBIO Inc.*	25,305
3,884	Relay Therapeutics Inc.*	38,918
848	Reneo Pharmaceuticals Inc.*	1,399
2,220	Replimune Group Inc.*	19,048
5,593	REVOLUTION Medicines Inc.*	164,882
1,992	Rhythm Pharmaceuticals Inc.*	86,493
5,956	Rigel Pharmaceuticals Inc.*	9,053
37,956	Rocket Pharmaceuticals Inc.*	1,112,111
13,429	Roivant Sciences Ltd.*	153,628
2,005	Sage Therapeutics Inc.*	43,067
497	Sagimet Biosciences Inc., Class A Shares*	3,047
3,358	Sana Biotechnology Inc.*	33,714
5,271	Sangamo Therapeutics Inc.*	6,114
3,427	Sarepta Therapeutics Inc.*	438,313
2,877	Savara Inc.*	14,529
2,328	Scholar Rock Holding Corp.*	36,084
3,866	Seres Therapeutics Inc.*	4,407
2,664	SpringWorks Therapeutics Inc.*	131,229
1,107	Stoke Therapeutics Inc.*	8,568
3,907	Summit Therapeutics Inc.*(b)	17,738
3,230	Sutro Biopharma Inc.*	15,859
2,631	Syndax Pharmaceuticals Inc.*	61,671
1,743	Tango Therapeutics Inc.*	19,400
1,223	Tenaya Therapeutics Inc.*	7,277
5,584	TG Therapeutics Inc.*	96,156
2,561	Travere Therapeutics Inc., Class Preferred Shares*	19,361
2,119	Twist Bioscience Corp.*	83,256
599	Tyra Biosciences Inc.*	11,974
2,969	Ultragenyx Pharmaceutical Inc.*	153,557
1,729	United Therapeutics Corp.*	390,132
1,060	UroGen Pharma Ltd.*	19,430
2,203	Vanda Pharmaceuticals Inc.*	9,847
21,051	Vaxcyte Inc.*	1,553,985
2,720	Vaxxinity Inc., Class A Shares*	2,326
1,189	Vera Therapeutics Inc., Class A Shares*	55,978
2,741	Veracyte Inc.*	64,551
1,815	Vericel Corp.*	82,909
1,869	Verve Therapeutics Inc.*	31,866
570	Vigil Neuroscience Inc.*	1,984
8,919	Viking Therapeutics Inc.*	687,209
3,014	Vir Biotechnology Inc.*	33,877
1,634	Viridian Therapeutics Inc.*	30,572
1,219	Vor BioPharma Inc.*	2,804
1,127	Voyager Therapeutics Inc.*	9,377
4,096	X4 Pharmaceuticals Inc.*	3,976

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.2% — (continued)

Biotechnology — 3.9% — (continued)
2,183	Xencor Inc.*	$50,100
6,670	Xenon Pharmaceuticals Inc.*	314,824
322	XOMA Corp.*	7,828
1,519	Y-mAbs Therapeutics Inc.*	25,367
2,160	Zentalis Pharmaceuticals Inc.*	32,206
470	Zura Bio Ltd., Class A Shares*	1,730
1,842	Zymeworks Inc.*	22,122

	Total Biotechnology	20,399,480

Health Care Equipment & Supplies — 3.9%
91,424	Accuray Inc.*	237,702
3,537	Alphatec Holdings Inc.*	47,502
1,224	AngioDynamics Inc.*	6,720
1,647	Artivion Inc.*	31,787
13,065	AtriCure Inc.*	456,883
48	Atrion Corp.	17,664
14,333	Avanos Medical Inc.*	266,164
1,826	AxoGen Inc.*	19,283
1,890	Axonics Inc.*	128,407
971	Beyond Air Inc.*	1,991
5,328	Butterfly Network Inc.*	6,340
6,314	Cerus Corp.*	13,765
869	ClearPoint Neuro Inc.*	5,553
1,169	CONMED Corp.	93,894
634	Cutera Inc.*	1,420
406	CVRx Inc.*	7,970
20,132	CytoSorbents Corp.*	19,307
110,056	DENTSPLY SIRONA Inc.	3,596,630
14,589	Edwards Lifesciences Corp.*	1,238,168
2,187	Embecta Corp.	31,230
2,066	Enovis Corp.*	123,567
52,087	Envista Holdings Corp.*	1,075,597
1,831	Glaukos Corp.*	162,208
4,545	Globus Medical Inc., Class A Shares*	245,385
27,447	Haemonetics Corp.*	2,003,082
5,214	Hologic Inc.*	384,793
744	ICU Medical Inc.*	81,267
2,080	Inari Medical Inc.*	95,930
3,084	Inmode Ltd.*	67,848
990	Inogen Inc.*	6,583
4,810	Inspire Medical Systems Inc.*	861,182
1,261	Integer Holdings Corp.*	139,076
12,298	Integra LifeSciences Holdings Corp.*	453,919
3,052	Intuitive Surgical Inc.*	1,176,851
236	iRadimed Corp.	9,905
10,409	iRhythm Technologies Inc.*	1,235,028
1,545	KORU Medical Systems Inc.*	3,275
18,999	Lantheus Holdings Inc.*	1,242,155
788	LeMaitre Vascular Inc.	55,160
2,030	LivaNova PLC*	111,264
1,654	Masimo Corp.*	212,605
15,175	Merit Medical Systems Inc.*	1,156,335
8,287	Neogen Corp.*	142,454
1,335	Nevro Corp.*	19,438
3,989	Novocure Ltd.*	61,072

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.2% — (continued)

Health Care Equipment & Supplies — 3.9% — (continued)
1,804	Omnicell Inc.*	$47,337
60,142	OraSure Technologies Inc.*	432,722
1,194	Orchestra BioMed Holdings Inc.*	7,689
1,175	Orthofix Medical Inc.*	15,346
567	OrthoPediatrics Corp.*	15,570
1,689	Outset Medical Inc.*	5,320
1,646	Paragon 28 Inc.*	20,542
1,387	Penumbra Inc.*	325,834
1,535	PROCEPT BioRobotics Corp.*	74,202
1,660	Pulmonx Corp.*	15,305
989	Pulse Biosciences Inc.*(b)	9,771
5,916	QuidelOrtho Corp.*	269,770
1,104	RxSight Inc.*	60,245
143	Sanara Medtech Inc.*	5,440
233	Semler Scientific Inc.*	10,991
1,389	Shockwave Medical Inc.*	362,348
1,549	SI-BONE Inc.*	26,875
981	Sight Sciences Inc.*	3,944
1,454	Silk Road Medical Inc.*	26,157
1,958	STAAR Surgical Co.*	61,168
496	Surmodics Inc.*	15,822
906	Tactile Systems Technology Inc.*	13,816
2,454	Tandem Diabetes Care Inc.*	65,350
548	Tela Bio Inc.*	3,704
1,442	Teleflex Inc.	321,263
1,178	TransMedics Group Inc.*	96,125
1,716	Treace Medical Concepts Inc.*	23,063
247	UFP Technologies Inc.*	51,453
120	Utah Medical Products Inc.	8,422
16,357	Varex Imaging Corp.*	281,340
2,847	Vicarious Surgical Inc., Class A Shares*	1,208
21,435	Zimvie Inc.*	363,323
811	Zynex Inc.*	10,997

	Total Health Care Equipment & Supplies	20,406,821

Health Care Providers & Services — 3.0%
9,685	23andMe Holding Co., Class A Shares*	5,520
36,173	Acadia Healthcare Co., Inc.*	3,018,637
2,358	Accolade Inc.*	24,170
3,521	AdaptHealth Corp., Class A Shares*	36,020
584	Addus HomeCare Corp.*	53,892
931	Agiliti Inc.*	9,189
11,650	agilon health Inc.*	71,415
782	AirSculpt Technologies Inc.*	4,934
3,586	Alignment Healthcare Inc.*	21,516
1,234	Amedisys Inc.*	114,787
1,458	AMN Healthcare Services Inc.*	82,042
1,632	Astrana Health Inc.*	73,505
1,522	Aveanna Healthcare Holdings Inc.*	3,607
7,764	Brookdale Senior Living Inc.*	44,410
93	CareMax Inc.*	715
919	Castle Biosciences Inc.*	16,597
2,103	Chemed Corp.	1,316,751
5,286	Community Health Systems Inc.*	14,748
305	CorVel Corp.*	74,420

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.2% — (continued)

Health Care Providers & Services — 3.0% — (continued)
1,387	Cross Country Healthcare Inc.*	$25,340
2,085	DaVita Inc.*	264,732
2,822	DocGo Inc.*	11,486
12,469	Encompass Health Corp.	927,694
2,014	Enhabit Inc.*	18,126
2,081	Ensign Group Inc. (The)	259,959
726	Fulgent Genetics Inc.*	16,379
4,188	Guardant Health Inc.*	79,572
12,181	HealthEquity Inc.*	1,006,272
20,692	Henry Schein Inc.*	1,582,317
4,666	Hims & Hers Health Inc.*	60,845
589	InfuSystem Holdings Inc.*	5,448
722	Innovage Holding Corp.*	3,494
633	Joint Corp. (The)*	6,241
3,803	LifeStance Health Group Inc.*	31,755
616	ModivCare Inc.*	17,273
2,450	Molina Healthcare Inc.*	965,079
1,596	Nano-X Imaging Ltd.*(b)	17,811
508	National HealthCare Corp.	50,119
496	National Research Corp.	19,999
4,862	NeoGenomics Inc.*	75,847
13,691	OPKO Health Inc.*(b)	13,691
53,606	Option Care Health Inc.*	1,729,866
2,753	Owens & Minor Inc.*	66,980
1,319	P3 Health Partners Inc.*	1,372
22,885	Patterson Cos., Inc.	619,955
15,668	Pediatrix Medical Group Inc.*	143,362
916	Pennant Group Inc. (The)*	17,083
20,945	PetIQ Inc., Class A Shares*	381,408
4,545	Premier Inc., Class A Shares	94,809
4,279	Privia Health Group Inc.*	95,507
3,052	Progyny Inc.*	111,459
7,570	Quest Diagnostics Inc.	945,417
1,232	Quipt Home Medical Corp.*	5,285
5,757	R1 RCM Inc.*	80,886
2,223	RadNet Inc.*	84,163
3,798	Select Medical Holdings Corp.	103,420
2,792	Surgery Partners Inc.*	86,636
3,874	Tenet Healthcare Corp.*	360,282
2,298	Universal Health Services Inc., Class B Shares	383,904
569	US Physical Therapy Inc.	60,468
1,122	Viemed Healthcare Inc.*	9,492

	Total Health Care Providers & Services	15,828,108

Health Care Technology — 0.6%
8,519	American Well Corp., Class A Shares*	9,201
4,518	Certara Inc.*	76,264
536	Computer Programs & Systems Inc.*	4,749
2,148	Definitive Healthcare Corp., Class A Shares*	20,449
4,642	Doximity Inc., Class A Shares*	131,044
4,191	Evolent Health Inc., Class A Shares*	142,117
2,001	Health Catalyst Inc.*	16,648
873	HealthStream Inc.	23,815
15,564	Multiplan Corp.*	17,432
765	OptimizeRx Corp.*	12,110

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.2% — (continued)

Health Care Technology — 0.6% — (continued)
2,149	Phreesia Inc.*	$53,188
2,203	Schrodinger Inc.*	56,088
10,385	Sharecare Inc.*	9,762
547	Simulations Plus Inc.	22,700
6,416	Teladoc Health Inc.*	96,753
10,725	Veeva Systems Inc., Class A Shares*	2,418,595

	Total Health Care Technology	3,110,915

Life Sciences Tools & Services — 2.7%
3,534	10X Genomics Inc., Class A Shares*	164,826
3,898	Adaptive Biotechnologies Corp.*	16,021
767	Akoya Biosciences Inc.*	4,403
2,233	Azenta Inc.*	145,480
1,206	BioLife Solutions Inc.*	20,381
2,268	Bio-Rad Laboratories Inc., Class A Shares*	739,096
34,716	Bio-Techne Corp.	2,554,056
4,064	Bruker Corp.	351,699
7,357	Charles River Laboratories International Inc.*	1,870,076
2,245	Codexis Inc.*	10,439
1,543	CryoPort Inc.*	27,265
5,171	Cytek Biosciences Inc.*	39,817
1,350	Harvard Bioscience Inc.*	5,846
12,881	Illumina Inc.*	1,801,150
3,971	Maravai LifeSciences Holdings Inc., Class A Shares*	30,696
3,229	MaxCyte Inc.*	14,853
893	Medpace Holdings Inc.*	354,985
188	Mesa Laboratories Inc.	20,528
1,289	Nautilus Biotechnology Inc., Class A Shares*	3,467
4,188	OmniAb Inc.*	24,458
234	OmniAb Inc., Class CR3 Shares (Cost — $0, acquired 11/3/22)*(a)(c)(d)	—
234	OmniAb Inc., Class CR4 Shares (Cost — $0, acquired 11/3/22)*(a)(c)(d)	—
10,108	Pacific Biosciences of California Inc.*	55,897
50,227	QIAGEN NV*	2,149,213
1,361	Quanterix Corp.*	32,610
4,548	Quantum-Si Inc.*	7,595
9,622	Repligen Corp.*	1,866,572
1,843	Seer Inc., Class A Shares*	3,354
4,034	Sotera Health Co.*	60,550
88,603	Standard BioTools Inc.*(b)	199,357
2,127	Waters Corp.*	717,692
1,540	West Pharmaceutical Services Inc.	551,874

	Total Life Sciences Tools & Services	13,844,256

Pharmaceuticals — 1.1%
2,445	Aclaris Therapeutics Inc.*	2,910
64,472	Amneal Pharmaceuticals Inc.*	355,885
1,437	Amphastar Pharmaceuticals Inc.*	66,921
1,899	Amylyx Pharmaceuticals Inc.*	35,796
534	ANI Pharmaceuticals Inc.*	36,136
1,849	Arvinas Inc.*	85,017
3,800	Assertio Holdings Inc.*	3,359
3,220	Atea Pharmaceuticals Inc.*	13,878
1,369	Axsome Therapeutics Inc.*	111,409
813	Biote Corp., Class A Shares*	4,837
1,882	Cara Therapeutics Inc.*	1,600

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.2% — (continued)

Pharmaceuticals — 1.1% — (continued)
1,467	Cassava Sciences Inc.*(b)	$33,712
17,610	Catalent Inc.*	1,009,757
1,004	CinCor Pharma Inc.*(a)	3,163
4,809	Citius Pharmaceuticals Inc.*	3,695
1,236	Collegium Pharmaceutical Inc.*	45,374
3,140	Corcept Therapeutics Inc.*	73,790
1,546	CorMedix Inc.*	5,473
4,472	Cymabay Therapeutics Inc.*	143,954
1,704	Edgewise Therapeutics Inc.*	27,826
18,698	Elanco Animal Health Inc.*	297,111
826	Enliven Therapeutics Inc.*(b)	13,191
1,849	Evolus Inc.*	27,421
4,195	Eyenovia Inc.*	9,082
1,123	EyePoint Pharmaceuticals Inc.*	30,557
1,175	Harmony Biosciences Holdings Inc.*	37,717
1,613	Harrow Inc.*	17,461
903	Ikena Oncology Inc.*	1,291
41,144	Innoviva Inc.*	628,680
3,544	Intra-Cellular Therapies Inc.*	246,379
2,303	Jazz Pharmaceuticals PLC*	273,827
612	Ligand Pharmaceuticals Inc.*	48,562
1,539	Liquidia Corp.*	21,792
689	Longboard Pharmaceuticals Inc.*	15,282
1,787	Marinus Pharmaceuticals Inc.*	16,976
667	Neumora Therapeutics Inc.*(b)	11,759
1,878	NGM Biopharmaceuticals Inc.*	2,855
6,179	Nuvation Bio Inc.*	11,555
2,651	Ocular Therapeutix Inc.*	26,669
2,109	Omeros Corp.*	9,490
4,731	Optinose Inc.*	8,421
9,604	Organon & Co.	167,206
1,718	Pacira BioSciences Inc.*	51,059
5,127	Perrigo Co. PLC	134,635
1,080	Phathom Pharmaceuticals Inc.*	11,556
789	Phibro Animal Health Corp., Class A Shares	10,202
2,403	Pliant Therapeutics Inc.*	38,136
11,140	Prestige Consumer Healthcare Inc.*	775,121
3,024	Revance Therapeutics Inc.*	21,591
2,404	Scilex Holding Co.*(c)	5,457
1,052	scPharmaceuticals Inc.*	6,333
1,907	SIGA Technologies Inc.	9,935
20,718	Supernus Pharmaceuticals Inc.*	615,325
282	Taro Pharmaceutical Industries Ltd.*	11,864
1,170	Tarsus Pharmaceuticals Inc.*	44,717
1,513	Terns Pharmaceuticals Inc.*	11,075
2,181	Theravance Biopharma Inc.*	20,654
640	Third Harmonic Bio Inc.*	6,490
2,218	Trevi Therapeutics Inc.*	6,477
1,687	Ventyx Biosciences Inc.*	11,944
1,000	Verrica Pharmaceuticals Inc.*	5,270
1,969	WaVe Life Sciences Ltd.*	9,471
4,439	Xeris Biopharma Holdings Inc.*	13,650
1,116	Zevra Therapeutics Inc.*	7,522

	Total Pharmaceuticals	5,816,260

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.2% — (continued)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%@
1,045	AstraZeneca PLC*(a)(c)	$324
2,089	Novartis AG*(a)(c)	919

	Total Pharmaceuticals, Biotechnology & Life Sciences	1,243

	TOTAL HEALTH CARE	79,407,083

INDUSTRIALS — 21.0%

Aerospace & Defense — 2.0%
1,231	AAR Corp.*	82,206
1,002	Aerovironment Inc.*	127,044
1,142	AerSale Corp.*	10,095
5,490	Archer Aviation Inc., Class A Shares*(b)	26,517
1,028	Astronics Corp.*	19,707
2,700	Axon Enterprise Inc.*	829,899
3,540	BWX Technologies Inc.	356,938
633	Cadre Holdings Inc.	22,744
1,482	Curtiss-Wright Corp.	350,152
531	Ducommun Inc.*	25,339
611	Eve Holding Inc.*	3,391
15,919	HEICO Corp., Class A Shares	2,476,837
12,029	Hexcel Corp.	895,679
1,526	Huntington Ingalls Industries Inc.	445,012
1,078	Kaman Corp.	49,383
5,418	Kratos Defense & Security Solutions Inc.*	98,824
2,522	Leonardo DRS Inc.*	57,275
282	Lockheed Martin Corp.	120,764
18,932	Mercury Systems Inc.*	565,499
1,058	Moog Inc., Class A Shares	158,647
183	National Presto Industries Inc.	14,151
820	Northrop Grumman Corp.	378,036
809	Park Aerospace Corp.	12,313
11,263	Rocket Lab USA Inc.*	51,641
4,073	Spirit AeroSystems Holdings Inc., Class A Shares*	116,488
4,234	Terran Orbital Corp.*	4,573
7,551	Textron Inc.	672,568
1,737	TransDigm Group Inc.	2,045,734
2,488	Triumph Group Inc.*	34,583
407	V2X Inc.*	15,669
12,470	Virgin Galactic Holdings Inc.*	21,698
2,234	Woodward Inc.	316,089

	Total Aerospace & Defense	10,405,495

Air Freight & Logistics — 0.1%
2,280	Air Transport Services Group Inc.*	27,519
968	Forward Air Corp.	35,942
9,689	GXO Logistics Inc.*	501,503
2,398	Hub Group Inc., Class A Shares*	101,987
1,467	Radiant Logistics Inc.*	8,509

	Total Air Freight & Logistics	675,460

Building Products — 2.5%
12,672	AAON Inc.	1,064,194
2,617	Advanced Drainage Systems Inc.	427,199
3,374	Allegion PLC	431,433
650	American Woodmark Corp.*	65,156
4,666	AO Smith Corp.	386,811

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 21.0% — (continued)

Building Products — 2.5% — (continued)
824	Apogee Enterprises Inc.	$47,141
1,682	Armstrong World Industries Inc.	202,866
50,953	AZEK Co., Inc. (The), Class A Shares*	2,451,349
5,429	AZZ Inc.	395,231
4,730	Builders FirstSource Inc.*	923,201
4,610	Carlisle Cos., Inc.	1,613,500
587	CSW Industrials Inc.	135,239
3,333	Daikin Industries Ltd., ADR	46,729
4,882	Fortune Brands Innovations Inc.	397,102
1,168	Gibraltar Industries Inc.*	90,462
1,552	Griffon Corp.	110,813
5,126	Hayward Holdings Inc.*	75,813
762	Insteel Industries Inc.	27,744
2,870	Janus International Group Inc.*	41,184
3,154	JELD-WEN Holding Inc.*	57,403
1,232	Lennox International Inc.	580,531
857	Masonite International Corp.*	111,616
4,986	Masterbrand Inc.*	86,308
3,428	Owens Corning	513,446
2,141	PGT Innovations Inc.*	89,430
1,220	Quanex Building Products Corp.	42,188
65,016	Resideo Technologies Inc.*	1,451,807
1,637	Simpson Manufacturing Co., Inc.	341,609
4,162	Trex Co., Inc.*	381,905
2,303	UFP Industries Inc.	263,993
5,501	Zurn Elkay Water Solutions Corp.	174,657

	Total Building Products	13,028,060

Commercial Services & Supplies — 2.3%
2,482	ABM Industries Inc.	102,531
3,556	ACCO Brands Corp.	19,843
4,618	ACV Auctions Inc., Class A Shares*	81,970
933	Aris Water Solutions Inc., Class A Shares	11,233
1,988	BrightView Holdings Inc.*	17,316
1,764	Brink’s Co. (The)	146,112
17,750	Casella Waste Systems Inc., Class A Shares*	1,599,275
1,052	CECO Environmental Corp.*	23,828
692	Cimpress PLC*	67,823
4,473	Clean Harbors Inc.*	814,533
4,350	CoreCivic Inc.*	66,251
1,668	Deluxe Corp.	32,376
2,333	Driven Brands Holdings Inc.*	32,172
1,039	Ennis Inc.	21,113
114,971	Enviri Corp.*	903,672
4,530	GEO Group Inc. (The)*	55,583
2,707	Healthcare Services Group Inc.*	34,541
1,890	HNI Corp.	84,691
2,175	Interface Inc., Class A Shares	34,191
1,055	LanzaTech Global Inc.*	3,397
4,501	Li-Cycle Holdings Corp.*	1,620
937	Liquidity Services Inc.*	16,800
16,597	Matthews International Corp., Class A Shares	480,317
2,914	MillerKnoll Inc.	89,023
1,242	Montrose Environmental Group Inc.*	51,394
1,411	MSA Safety Inc.	259,836

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 21.0% — (continued)

Commercial Services & Supplies — 2.3% — (continued)
157	NL Industries Inc.	$801
48,546	OPENLANE Inc.*	741,297
2,219	Performant Financial Corp.*	6,457
4,876	Pitney Bowes Inc.	19,650
1,655	Quad/Graphics Inc.	9,914
761	SP Plus Corp.*	39,123
3,580	Steelcase Inc., Class A Shares	49,189
17,933	Stericycle Inc.*	975,376
2,035	Tetra Tech Inc.	360,846
589	UniFirst Corp.	99,376
27,958	Veralto Corp.	2,416,130
4,657	Vestis Corp.	87,365
878	Viad Corp.*	32,688
481	VSE Corp.	35,642
11,515	Waste Connections Inc.	1,916,557

	Total Commercial Services & Supplies	11,841,852

Construction & Engineering — 2.1%
5,053	AECOM	448,858
1,214	Ameresco Inc., Class A Shares*	25,445
7,967	API Group Corp.*	279,243
11,289	Arcosa Inc.	936,987
520	Argan Inc.	24,367
363	Bowman Consulting Group Ltd., Class A Shares*	11,823
7,398	Comfort Systems USA Inc.	2,261,791
1,176	Concrete Pumping Holdings Inc.*	9,631
1,584	Construction Partners Inc., Class A Shares*	76,159
8,510	Dycom Industries Inc.*	1,076,430
1,789	EMCOR Group Inc.	560,887
5,337	Fluor Corp.*	196,402
1,671	Granite Construction Inc.	86,107
2,542	Great Lakes Dredge & Dock Corp.*	22,726
303	IES Holdings Inc.*	33,306
3,869	INNOVATE Corp.*	3,034
339	Limbach Holdings Inc.*	16,692
2,398	MasTec Inc.*	180,953
7,712	MDU Resources Group Inc.	167,196
629	MYR Group Inc.*	102,187
394	Northwest Pipe Co.*	11,753
2,009	Primoris Services Corp.	79,376
1,159	Sterling Infrastructure Inc.*	123,596
1,364	Tutor Perini Corp.*	15,454
805	Valmont Industries Inc.	170,604
78,023	WillScot Mobile Mini Holdings Corp.*	3,725,598

	Total Construction & Engineering	10,646,605

Electrical Equipment — 1.3%
1,200	Acuity Brands Inc.	301,488
459	Allient Inc.	13,045
5,997	Array Technologies Inc.*	81,799
1,445	Atkore Inc.	244,783
103,937	Babcock & Wilcox Enterprises Inc.*	133,039
1,578	Blink Charging Co.*	5,018
32,268	Bloom Energy Corp., Class A Shares*(b)	282,990
11,452	ChargePoint Holdings Inc.*(b)	23,706

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 21.0% — (continued)

Electrical Equipment — 1.3% — (continued)
581	Encore Wire Corp.	$140,021
5,000	Energy Vault Holdings Inc.*	8,400
1,573	EnerSys	144,527
5,586	Enovix Corp.*(b)	54,463
3,733	Eos Energy Enterprises Inc.*	3,555
3,957	ESS Tech Inc.*	3,437
2,124	Fluence Energy Inc., Class A Shares*	32,476
1,932	FTC Solar Inc.*	989
14,079	FuelCell Energy Inc.*	16,754
2,327	Generac Holdings Inc.*	261,811
6,858	GrafTech International Ltd.	12,070
2,057	Hubbell Inc., Class B Shares	783,038
5,984	Legrand SA, ADR	120,937
931	LSI Industries Inc.	13,434
19,628	NEXTracker Inc., Class A Shares*	1,103,879
1,761	NuScale Power Corp.*(b)	5,459
6,297	nVent Electric PLC	423,914
19,645	Plug Power Inc.*	69,347
332	Powell Industries Inc.	61,500
90	Preformed Line Products Co.	12,373
2,490	Regal Rexnord Corp.	427,010
22,438	Sensata Technologies Holding PLC	772,316
4,042	SES AI Corp.*	7,154
6,532	Shoals Technologies Group Inc., Class A Shares*	83,806
2,117	SKYX Platforms Corp.*	2,731
5,478	Stem Inc.*(b)	14,681
3,093	SunPower Corp., Class A Shares*(b)	9,619
8,121	Sunrun Inc.*	97,777
1,189	Thermon Group Holdings Inc.*	32,448
1,329	TPI Composites Inc.*	3,708
13,167	Vertiv Holdings Co., Class A Shares	890,353
880	Vicor Corp.*	32,771

	Total Electrical Equipment	6,732,626

Ground Transportation — 1.5%
909	ArcBest Corp.	129,860
740	Avis Budget Group Inc.	79,950
318	Covenant Logistics Group Inc., Class A Shares	15,480
2,149	Daseke Inc.*	17,729
3,332	FTAI Infrastructure Inc.	15,261
1,639	Heartland Express Inc.	20,946
4,870	Hertz Global Holdings Inc.*	38,230
15,091	Knight-Swift Transportation Holdings Inc., Class A Shares	850,227
1,379	Landstar System Inc.	262,286
13,357	Lyft Inc., Class A Shares*	212,109
6,113	Marten Transport Ltd.	115,230
4,353	Old Dominion Freight Line Inc.	1,926,115
234	PAM Transportation Services Inc.*	4,334
4,405	RXO Inc.*	94,796
1,714	Ryder System Inc.	195,567
3,288	Saia Inc.*	1,891,915
2,149	Schneider National Inc., Class B Shares	50,609
380	U-Haul Holding Co.*	24,464
3,826	U-Haul Holding Co., Class B Shares	243,219
346	Universal Logistics Holdings Inc.	11,705

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 21.0% — (continued)

Ground Transportation — 1.5% — (continued)
28,779	Werner Enterprises Inc.	$1,155,189
4,371	XPO Inc.*	525,919

	Total Ground Transportation	7,881,140

Industrial Conglomerates — 0.7%
37,369	3M Co.	3,442,432
1,087	Brookfield Business Corp., Class A Shares	24,849

	Total Industrial Conglomerates	3,467,281

Machinery — 3.8%
2,030	374Water Inc.*	2,700
4,809	3D Systems Corp.*	19,909
2,428	AGCO Corp.	266,352
384	Alamo Group Inc.	77,679
9,039	Albany International Corp., Class A Shares	848,491
3,378	Allison Transmission Holdings Inc.	254,465
862	Astec Industries Inc.	34,997
16,999	Barnes Group Inc.	593,945
936	Blue Bird Corp.*	31,674
1,637	Chart Industries Inc.*	233,862
1,031	Columbus McKinnon Corp.	43,065
1,187	Commercial Vehicle Group Inc.*	7,763
1,785	Crane Co.	216,985
8,660	Desktop Metal Inc., Class A Shares*	5,297
4,568	Donaldson Co., Inc.	327,160
929	Douglas Dynamics Inc.	23,318
2,126	Energy Recovery Inc.*	33,229
17,388	Enerpac Tool Group Corp., Class A Shares	586,150
792	Enpro Inc.	123,409
2,170	Esab Corp.	215,090
987	ESCO Technologies Inc.	100,565
2,303	Federal Signal Corp.	188,639
14,568	Flowserve Corp.	616,518
1,761	Franklin Electric Co., Inc.	183,074
4,342	Gates Industrial Corp. PLC*	63,914
401	Gencor Industries Inc.*	6,572
903	Gorman-Rupp Co. (The)	33,709
9,322	Graco Inc.	850,726
1,205	Greenbrier Cos., Inc. (The)	62,359
1,229	Helios Technologies Inc.	54,260
2,680	Hillenbrand Inc.	127,434
7,121	Hillman Solutions Corp.*	69,359
4,856	Hyliion Holdings Corp.*	8,838
452	Hyster-Yale Materials Handling Inc.	26,614
2,758	IDEX Corp.	650,612
16,574	ITT Inc.	2,090,644
1,203	John Bean Technologies Corp.	122,080
436	Kadant Inc.	147,063
3,102	Kennametal Inc.	78,295
57,346	Knorr-Bremse AG, ADR	1,001,261
6,903	Lincoln Electric Holdings Inc.	1,771,310
3,124	Lindsay Corp.	372,724
984	Luxfer Holdings PLC, ADR	9,761
1,152	Manitowoc Co., Inc. (The)*	16,059
55,740	Markforged Holding Corp.*	37,346

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 21.0% — (continued)

Machinery — 3.8% — (continued)
407	Mayville Engineering Co., Inc.*	$4,982
9,246	Microvast Holdings Inc.*	7,954
2,009	Middleby Corp. (The)*	305,689
385	Miller Industries Inc.	17,329
4,320	Mueller Industries Inc.	221,962
111,678	Mueller Water Products Inc., Class A Shares	1,736,593
21,152	Nikola Corp.*	15,741
2,203	Nordson Corp.	585,227
108	Omega Flex Inc.	7,522
2,512	Oshkosh Corp.	278,480
333	Park-Ohio Holdings Corp.	8,944
6,335	Pentair PLC	492,800
996	Proto Labs Inc.*	36,284
1,084	RBC Bearings Inc.*	295,748
1,070	REV Group Inc.	22,085
1,310	Shyft Group Inc. (The)	13,506
2,018	Snap-on Inc.	556,282
1,610	SPX Technologies Inc.*	188,676
443	Standex International Corp.	76,639
58,975	Stratasys Ltd.*	728,341
698	Tennant Co.	79,007
2,555	Terex Corp.	146,529
2,365	Timken Co. (The)	198,636
1,948	Titan International Inc.*	24,857
3,999	Toro Co. (The)	369,148
3,101	Trinity Industries Inc.	78,703
4,610	Twin Disc Inc.	71,870
2,325	Velo3D Inc.*	635
1,657	Wabash National Corp.	45,203
1,038	Watts Water Technologies Inc., Class A Shares	211,700
2,781	Westinghouse Air Brake Technologies Corp.	392,928

	Total Machinery	19,855,276

Marine Transportation — 0.1%
1,644	Costamare Inc.	18,692
343	Eagle Bulk Shipping Inc.	21,016
1,622	Genco Shipping & Trading Ltd.	33,089
4,921	Golden Ocean Group Ltd.	63,333
1,059	Himalaya Shipping Ltd.*	8,356
2,188	Kirby Corp.*	191,931
1,277	Matson Inc.	141,811
1,889	Pangaea Logistics Solutions Ltd.	15,830
2,124	Safe Bulkers Inc.	9,855

	Total Marine Transportation	503,913

Passenger Airlines — 0.2%
4,751	Alaska Air Group Inc.*	177,640
618	Allegiant Travel Co.	44,978
25,157	American Airlines Group Inc.*	394,462
2,589	Blade Air Mobility Inc.*	8,233
1,205	Frontier Group Holdings Inc.*	8,363
2,057	Hawaiian Holdings Inc.*	29,024
12,249	JetBlue Airways Corp.*	79,373
11,297	Joby Aviation Inc.*	63,489
1,462	SkyWest Inc.*	93,890

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 21.0% — (continued)

Passenger Airlines — 0.2% — (continued)
3,877	Spirit Airlines Inc.(b)	$25,007
1,799	Sun Country Airlines Holdings Inc.*	26,985

	Total Passenger Airlines	951,444

Professional Services — 2.8%
16,260	Alight Inc., Class A Shares*	146,503
10,758	ASGN Inc.*	1,068,485
986	Asure Software Inc.*	9,189
269	Barrett Business Services Inc.	32,815
3,852	BlackSky Technology Inc.*	5,470
4,940	Booz Allen Hamilton Holding Corp., Class A Shares	729,687
854	CACI International Inc., Class A Shares*	320,122
1,785	CBIZ Inc.*	134,821
17,953	Clarivate PLC*	128,903
1,690	Concentrix Corp.	122,440
200,497	Conduent Inc.*	689,710
256	CRA International Inc.	33,930
1,208	CSG Systems International Inc.	65,908
5,647	Dayforce Inc.*	393,935
10,308	Dun & Bradstreet Holdings Inc.	108,646
6,135	ExlService Holdings Inc.*	190,921
1,942	Exponent Inc.	157,088
2,109	First Advantage Corp.	33,027
2,038	FiscalNote Holdings Inc.*	3,363
386	Forrester Research Inc.*	7,786
463	Franklin Covey Co.*	17,677
5,881	FTI Consulting Inc.*	1,216,661
6,901	Genpact Ltd.	234,634
791	Heidrick & Struggles International Inc.	26,894
213	HireQuest Inc.	2,854
569	HireRight Holdings Corp.*	8,063
10,435	Huron Consulting Group Inc.*	1,023,987
464	IBEX Holdings Ltd.*	7,405
704	ICF International Inc.	109,014
935	Innodata Inc.*	6,919
1,366	Insperity Inc.	139,045
3,911	Jacobs Solutions Inc.	573,548
45,057	KBR Inc.	2,704,772
1,238	Kelly Services Inc., Class A Shares	30,368
683	Kforce Inc.	47,564
1,954	Korn Ferry	124,392
4,534	Legalzoom.com Inc.*	56,222
1,942	ManpowerGroup Inc.	140,135
2,323	Maximus Inc.	194,342
777	Mistras Group Inc.*	6,721
511	NV5 Global Inc.*	51,974
1,511	Parsons Corp.*	121,802
2,471	Paycor HCM Inc.*	52,188
1,607	Paylocity Holding Corp.*	270,956
5,395	Planet Labs PBC*	11,815
1,137	Resources Connection Inc.	15,725
3,976	Robert Half Inc.	319,670
2,047	Science Applications International Corp.	286,498
186	Skillsoft Corp.*	2,269
1,252	Sterling Check Corp.*	19,619

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 21.0% — (continued)

Professional Services — 2.8% — (continued)
1,178	TriNet Group Inc.*	$150,796
1,500	TrueBlue Inc.*	17,625
988	TTEC Holdings Inc.	17,241
4,713	Upwork Inc.*	61,740
5,450	Verra Mobility Corp., Class A Shares*	117,829
374	Willdan Group Inc.*	7,809
38,358	WNS Holdings Ltd., ADR*	2,213,257

	Total Professional Services	14,792,779

Trading Companies & Distributors — 1.6%
33,648	AerCap Holdings NV*	2,596,953
3,931	Air Lease Corp., Class A Shares	157,633
713	Alta Equipment Group Inc.	8,185
1,464	Applied Industrial Technologies Inc.	277,999
2,405	Beacon Roofing Supply Inc.*	206,565
316	BlueLinx Holdings Inc.*	40,085
1,512	Boise Cascade Co.	205,496
6,317	Core & Main Inc., Class A Shares*	301,510
2,528	Custom Truck One Source Inc.*	16,230
434	Distribution Solutions Group Inc.*	13,632
4,179	DNOW Inc.*	59,133
477	DXP Enterprises Inc.*	16,943
261	EVI Industries Inc.	5,619
17,233	Fastenal Co.	1,258,181
3,803	FTAI Aviation Ltd.	214,071
1,351	GATX Corp.	171,361
459	Global Industrial Co.	20,127
1,604	GMS Inc.*	143,253
1,251	H&E Equipment Services Inc.	70,669
1,068	Herc Holdings Inc.	169,470
1,643	Hudson Technologies Inc.*	24,070
144	Karat Packaging Inc.	4,261
960	McGrath RentCorp.	119,501
3,453	MRC Global Inc.*	39,813
1,799	MSC Industrial Direct Co., Inc., Class A Shares	181,591
2,226	Rush Enterprises Inc., Class A Shares	108,406
432	Rush Enterprises Inc., Class B Shares	21,786
6,345	SiteOne Landscape Supply Inc.*	1,069,006
1,536	Textainer Group Holdings Ltd.	76,646
751	Titan Machinery Inc.*	18,948
281	Transcat Inc.*	29,550
1,274	Watsco Inc.	502,109
1,703	WESCO International Inc.	254,582
135	Willis Lease Finance Corp.*	6,469
1,261	Xometry Inc., Class A Shares*	24,665

	Total Trading Companies & Distributors	8,434,518

	TOTAL INDUSTRIALS	109,216,449

INFORMATION TECHNOLOGY — 15.2%

Communications Equipment — 1.4%
2,885	ADTRAN Holdings Inc.	16,416
458	Aviat Networks Inc.*	16,254
12,966	Calix Inc.*	452,124
368	Cambium Networks Corp.*	1,564
45,111	Ciena Corp.*	2,570,425

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 15.2% — (continued)

Communications Equipment — 1.4% — (continued)
426	Clearfield Inc.*	$12,852
7,895	CommScope Holding Co., Inc.*	9,198
1,241	Comtech Telecommunications Corp.*	8,389
1,322	Digi International Inc.*	39,078
734	DZS Inc.*	1,079
31,978	EMCORE Corp.*	13,501
5,039	Extreme Networks Inc.*	63,693
6,247	F5 Inc.*	1,169,563
4,005	Harmonic Inc.*	52,586
55,285	Infinera Corp.*	277,531
12,215	Juniper Networks Inc.	452,321
624	KVH Industries Inc.*	2,964
2,580	Lumentum Holdings Inc.*	125,053
997	NETGEAR Inc.*	14,945
2,707	NetScout Systems Inc.*	58,607
233,804	Ribbon Communications Inc.*	699,074
41,503	ViaSat Inc.*	812,214
51,088	Viavi Solutions Inc.*	487,890

	Total Communications Equipment	7,357,321

Electronic Equipment, Instruments & Components — 2.9%
742	908 Devices Inc.*	5,454
9,895	Advanced Energy Industries Inc.	1,001,374
3,973	Aeva Technologies Inc.*	4,013
1,778	Akoustis Technologies Inc.*	1,106
3,844	Arlo Technologies Inc.*	40,016
2,144	Arrow Electronics Inc.*	251,920
3,596	Avnet Inc.	167,538
1,080	Badger Meter Inc.	171,385
386	Bel Fuse Inc., Class B Shares	20,060
11,647	Belden Inc.	992,091
1,380	Benchmark Electronics Inc.	42,380
138	Climb Global Solutions Inc.	9,380
6,596	Cognex Corp.	260,212
15,685	Coherent Corp.*	932,944
1,818	Crane NXT Co.	106,208
1,193	CTS Corp.	53,160
1,404	Daktronics Inc.*	12,187
1,053	ePlus Inc.*	86,757
4,084	Evolv Technologies Holdings Inc.*	19,481
6,924	Fabrinet*	1,492,607
684	FARO Technologies Inc.*	15,315
66,009	Innoviz Technologies Ltd.*(b)	104,954
8,558	Insight Enterprises Inc.*	1,608,904
4,145	IPG Photonics Corp.*	357,921
1,379	Iteris Inc.*	7,198
19,924	Itron Inc.*	1,846,556
4,790	Jabil Inc.	690,191
906	Kimball Electronics Inc.*	20,394
33,760	Knowles Corp.*	551,638
3,888	Lightwave Logic Inc.*	16,368
919	Littelfuse Inc.	218,943
1,133	Luna Innovations Inc.*	7,682
1,435	Methode Electronics Inc.	30,565
5,919	MicroVision Inc.*(b)	13,969

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 15.2% — (continued)

Electronic Equipment, Instruments & Components — 2.9% — (continued)
7,172	Mirion Technologies Inc., Class A Shares*	$70,142
1,294	Napco Security Technologies Inc.	58,269
17,448	nLight Inc.*	230,837
1,350	Novanta Inc.*	233,469
5,818	OSI Systems Inc.*	763,205
1,052	PAR Technology Corp.*	46,099
429	PC Connection Inc.	28,477
1,063	Plexus Corp.*	100,347
409	Richardson Electronics Ltd.	3,595
2,211	Rogers Corp.*	247,787
2,105	Sanmina Corp.*	133,036
977	ScanSource Inc.*	42,236
7,000	SmartRent Inc., Class A Shares*	20,300
2,227	TD SYNNEX Corp.	231,385
937	TE Connectivity Ltd.	134,516
2,386	Teledyne Technologies Inc.*	1,019,466
3,971	TTM Technologies Inc.*	58,969
4,787	Vishay Intertechnology Inc.	104,117
436	Vishay Precision Group Inc.*	15,064
6,031	Vontier Corp.	259,333
2,174	Vuzix Corp.*	3,674

	Total Electronic Equipment, Instruments & Components	14,965,194

IT Services — 1.1%
4,564	Amdocs Ltd.	416,237
2,207	Applied Digital Corp.*(b)	9,159
2,700	BigCommerce Holdings Inc.*	20,925
1,407	Brightcove Inc.*	3,116
1,382	Couchbase Inc.*	38,807
2,293	DigitalOcean Holdings Inc.*	86,950
7,937	DXC Technology Co.*	173,503
13,482	Endava PLC, ADR*	501,126
4,444	Fastly Inc., Class A Shares*	63,194
2,317	Gartner Inc.*	1,078,702
1,580	Globant SA*	352,609
2,238	Grid Dynamics Holdings Inc.*	30,191
959	Hackett Group Inc. (The)	23,706
1,768	Information Services Group Inc.	7,655
79,202	Kyndryl Holdings Inc.*	1,740,068
1,334	Perficient Inc.*	86,537
1,997	Rackspace Technology Inc.*	4,214
1,922	Squarespace Inc., Class A Shares*	63,964
3,012	Thoughtworks Holding Inc.*	9,397
342	Tucows Inc., Class A Shares*	6,464
79,977	Unisys Corp.*	415,081
5,286	Wix.com Ltd.*	740,991

	Total IT Services	5,872,596

Semiconductors & Semiconductor Equipment — 2.8%
1,895	ACM Research Inc., Class A Shares*	58,593
940	Aehr Test Systems*	15,294
2,764	Allegro MicroSystems Inc.*	87,038
906	Alpha & Omega Semiconductor Ltd.*	19,841
1,437	Ambarella Inc.*	80,257
4,385	Amkor Technology Inc.	136,023

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 15.2% — (continued)

Semiconductors & Semiconductor Equipment — 2.8% — (continued)
785	Atomera Inc.*	$4,946
1,254	Axcelis Technologies Inc.*	141,288
3,820	Camtek Ltd.*	304,034
12,004	CEVA Inc.*	271,771
2,091	Cirrus Logic Inc.*	191,996
1,728	Cohu Inc.*	55,521
19,789	Credo Technology Group Holding Ltd.*	426,255
1,731	Diodes Inc.*	117,673
5,722	Entegris Inc.	768,808
2,768	FormFactor Inc.*	119,107
3,664	Ichor Holdings Ltd.*	156,819
7,792	Impinj Inc.*	851,042
46,720	indie Semiconductor Inc., Class A Shares*	289,197
405	inTEST Corp.*	4,730
2,054	Kulicke & Soffa Industries Inc.	97,812
5,208	Lattice Semiconductor Corp.*	398,985
26,252	MACOM Technology Solutions Holdings Inc.*	2,318,839
916	Maxeon Solar Technologies Ltd.*	3,673
2,761	MaxLinear Inc., Class A Shares*	53,674
2,540	MKS Instruments Inc.	311,810
4,723	Navitas Semiconductor Corp., Class A Shares*	28,999
4,030	Nova Ltd.*	699,004
165	NVE Corp.	13,792
1,856	Onto Innovation Inc.*	341,801
1,170	PDF Solutions Inc.*	39,768
2,470	Photronics Inc.*	71,111
2,085	Power Integrations Inc.	148,994
3,727	Qorvo Inc.*	426,928
27,572	Rambus Inc.*	1,633,365
20,293	Semtech Corp.*	430,212
1,217	Silicon Laboratories Inc.*	167,386
690	SiTime Corp.*	63,825
1,185	SkyWater Technology Inc.*	13,699
1,697	SMART Global Holdings Inc.*	36,095
1,479	Synaptics Inc.*	148,048
1,545	Transphorm Inc.*	7,431
1,554	Ultra Clean Holdings Inc.*	67,133
4,890	Universal Display Corp.	852,914
54,924	Veeco Instruments Inc.*	1,988,798
10,620	Wolfspeed Inc.*	276,332

	Total Semiconductors & Semiconductor Equipment	14,740,661

Software — 6.4%
4,737	8x8 Inc.*	13,406
2,712	A10 Networks Inc.	36,097
25,219	ACI Worldwide Inc.*	829,957
51,727	Adeia Inc.	586,584
778	Agilysys Inc.*	60,528
1,808	Alarm.com Holdings Inc.*	136,848
1,579	Alkami Technology Inc.*	39,396
2,040	Altair Engineering Inc., Class A Shares*	173,563
2,285	Alteryx Inc., Class A Shares*	109,771
1,559	American Software Inc., Class A Shares	17,492
2,380	Amplitude Inc., Class A Shares*	28,227
3,699	ANSYS Inc.*	1,236,095

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 15.2% — (continued)

Software — 6.4% — (continued)
8,233	Appfolio Inc., Class A Shares*	$1,993,127
1,532	Appian Corp., Class A Shares*	53,390
8,059	AppLovin Corp., Class A Shares*	481,284
2,923	Asana Inc., Class A Shares*	57,583
3,123	Aspen Technology Inc.*	605,519
2,149	Atlassian Corp., Class A Shares*	445,746
12,556	Aurora Innovation Inc., Class A Shares*	31,892
5,466	AvePoint Inc.*	43,728
7,478	Bentley Systems Inc., Class B Shares	384,145
3,873	BILL Holdings Inc.*	245,277
4,969	Bit Digital Inc.*(b)	12,919
1,661	Blackbaud Inc.*	114,908
2,111	BlackLine Inc.*	119,757
41,280	Box Inc., Class A Shares*	1,064,611
1,933	Braze Inc., Class A Shares*	109,988
3,031	C3.ai Inc., Class A Shares*(b)	112,056
63,478	CCC Intelligent Solutions Holdings Inc.*	743,327
1,428	Cerence Inc.*	21,277
5,612	Cleanspark Inc.*	93,833
3,000	Clear Secure Inc., Class A Shares	57,750
75,386	Cognyte Software Ltd.*	559,364
1,724	CommVault Systems Inc.*	165,004
6,934	Confluent Inc., Class A Shares*	234,855
750	Consensus Cloud Solutions Inc.*	11,940
231	CoreCard Corp.*	2,948
1,375	Crowdstrike Holdings Inc., Class A Shares*	445,706
934	CS Disco Inc.*	6,220
621	Digimarc Corp.*	21,772
3,618	Digital Turbine Inc.*	11,469
2,281	Dolby Laboratories Inc., Class A Shares	184,761
1,305	Domo Inc., Class B Shares*	15,021
12,729	DoubleVerify Holdings Inc.*	393,199
10,019	Dropbox Inc., Class A Shares*	239,955
27,067	Dynatrace Inc.*	1,341,170
5,732	E2open Parent Holdings Inc.*	24,246
816	eGain Corp.*	5,002
3,041	Elastic NV*	406,916
1,932	Enfusion Inc., Class A Shares*	16,750
1,579	Envestnet Inc.*	81,366
1,579	Everbridge Inc.*	44,638
1,409	EverCommerce Inc.*	13,794
1,861	Expensify Inc., Class A Shares*	3,871
2,740	Five9 Inc.*	167,140
6,135	Freshworks Inc., Class A Shares*	125,399
21,335	Gen Digital Inc.	458,489
7,576	Gitlab Inc., Class A Shares*	546,381
18,381	Guidewire Software Inc.*	2,193,589
3,620	HashiCorp Inc., Class A Shares*	94,373
1,601	Informatica Inc., Class A Shares*	52,161
836	Instructure Holdings Inc.*	19,161
1,058	Intapp Inc.*	41,505
1,046	InterDigital Inc.	111,943
2,598	Jamf Holding Corp.*	46,738
3,036	Kaltura Inc.*	4,038
32,040	Lightspeed Commerce Inc.*	449,842

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 15.2% — (continued)

Software — 6.4% — (continued)
2,814	LivePerson Inc.*	$3,574
2,448	LiveRamp Holdings Inc.*	85,631
2,364	Manhattan Associates Inc.*	598,872
8,276	Marathon Digital Holdings Inc.*	214,348
9,476	Matterport Inc.*	20,089
971	MeridianLink Inc.*	18,410
804	MicroStrategy Inc., Class A Shares*	822,363
1,693	Mitek Systems Inc.*	19,656
1,391	Model N Inc.*	34,163
2,942	N-able Inc.*	39,629
2,641	nCino Inc.*	78,807
22,848	NCR Voyix Corp.*	333,809
2,530	NextNav Inc.*	10,828
9,331	Nutanix Inc., Class A Shares*	589,346
3,960	Olo Inc., Class A Shares*	23,047
1,099	ON24 Inc.	7,715
25,914	OneSpan Inc.*	249,034
3,476	PagerDuty Inc.*	83,980
1,582	Pegasystems Inc.	102,893
2,077	PowerSchool Holdings Inc., Class A Shares*	43,389
3,045	Procore Technologies Inc.*	237,601
1,697	Progress Software Corp.	90,552
1,846	PROS Holdings Inc.*	65,995
4,410	PTC Inc.*	807,074
2,162	Q2 Holdings Inc.*	99,949
1,413	Qualys Inc.*	242,838
15,813	Radware Ltd.*	280,839
2,230	Rapid7 Inc.*	130,633
472	Red Violet Inc.*	8,430
1,777	Rimini Street Inc.*	5,740
3,288	RingCentral Inc., Class A Shares*	109,885
7,061	Riot Platforms Inc.*(b)	99,701
38,240	Samsara Inc., Class A Shares*	1,321,192
1,094	Sapiens International Corp. NV	33,662
1,053	SEMrush Holdings Inc., Class A Shares*	13,142
9,012	SentinelOne Inc., Class A Shares*	253,868
33,639	Smartsheet Inc., Class A Shares*	1,419,902
2,185	SolarWinds Corp.*	26,089
4,933	SoundHound AI Inc., Class A Shares*(b)	36,603
355	SoundThinking Inc.*	6,174
3,830	Sprinklr Inc., Class A Shares*	49,905
19,297	Sprout Social Inc., Class A Shares*	1,192,941
1,389	SPS Commerce Inc.*	257,187
19,577	Tenable Holdings Inc.*	942,828
3,769	Teradata Corp.*	141,790
5,250	Terawulf Inc.*	9,844
1,048	Tyler Technologies Inc.*	458,123
14,559	UiPath Inc., Class A Shares*	345,776
10,745	Varonis Systems Inc., Class B Shares*	545,846
21,802	Verint Systems Inc.*	689,161
1,052	Veritone Inc.*	2,409
490	Viant Technology Inc., Class A Shares*	4,454
1,679	Weave Communications Inc.*	21,038
6,701	Workiva Inc., Class A Shares*	577,090
39,886	Xperi Inc.*	437,151

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 15.2% — (continued)

Software — 6.4% — (continued)
4,069	Yext Inc.*	$24,089
5,570	Zeta Global Holdings Corp., Class A Shares*	58,485
4,721	Zuora Inc., Class A Shares*	38,146

	Total Software	33,066,522

Technology Hardware, Storage & Peripherals — 0.6%
855	CompoSecure Inc.*	4,138
1,437	Corsair Gaming Inc.*	18,609
236	CPI Card Group Inc.*	4,460
1,829	Eastman Kodak Co.*	9,767
1,544	Immersion Corp.	10,422
1,553	Intevac Inc.*	5,995
6,402	IonQ Inc.*(b)	66,325
10,916	Pure Storage Inc., Class A Shares*	574,728
306,548	Quantum Corp.*(c)	148,001
2,565	Super Micro Computer Inc.*	2,221,598
602	Turtle Beach Corp.*	6,429
4,412	Xerox Holdings Corp.	82,284

	Total Technology Hardware, Storage & Peripherals	3,152,756

	TOTAL INFORMATION TECHNOLOGY	79,155,050

MATERIALS — 5.2%

Chemicals — 1.8%
900	AdvanSix Inc.	25,182
1,001	Albemarle Corp.	137,988
1,145	American Vanguard Corp.	12,274
38,619	Arcadium Lithium PLC*	212,018
1,839	Ashland Inc.	172,204
2,013	Aspen Aerogels Inc.*	34,583
28,535	Avient Corp.	1,155,097
41,738	Axalta Coating Systems Ltd.*	1,366,085
1,215	Balchem Corp.	190,986
2,141	Cabot Corp.	181,878
5,637	Chemours Co. (The)	110,880
310	Core Molding Technologies Inc.*	5,695
3,418	Danimer Scientific Inc.*	4,580
1,888	DuPont de Nemours Inc.	130,631
11,486	Ecolab Inc.	2,582,512
3,245	Ecovyst Inc.*	31,314
8,272	Element Solutions Inc.	194,392
59,332	Ginkgo Bioworks Holdings Inc.*(b)	90,185
786	Hawkins Inc.	55,216
2,051	HB Fuller Co.	163,116
6,546	Huntsman Corp.	167,578
1,334	Ingevity Corp.*	60,937
943	Innospec Inc.	117,187
517	Intrepid Potash Inc.*	10,898
865	Koppers Holdings Inc.	48,976
772	Kronos Worldwide Inc.	7,017
1,941	LSB Industries Inc.*	14,286
1,852	Mativ Holdings Inc.	32,169
1,297	Minerals Technologies Inc.	93,851
231	NewMarket Corp.	148,226
4,722	Olin Corp.	254,044
3,607	Origin Materials Inc.*	2,141

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 5.2% — (continued)

Chemicals — 1.8% — (continued)
2,044	Orion SA	$46,072
6,995	Perimeter Solutions SA*	42,530
4,506	PureCycle Technologies Inc.*(b)	26,090
532	Quaker Chemical Corp.	106,666
2,153	Rayonier Advanced Materials Inc.*	7,299
4,884	RPM International Inc.	563,369
1,646	Scotts Miracle-Gro Co. (The)	108,142
1,641	Sensient Technologies Corp.	109,750
806	Stepan Co.	71,895
1,323	Trinseo PLC	5,953
39,958	Tronox Holdings PLC	587,383
115	Valhi Inc.	1,567

	Total Chemicals	9,490,842

Construction Materials — 0.8%
1,321	Eagle Materials Inc.	334,940
2,163	Knife River Corp.*	160,257
21,181	Summit Materials Inc., Class A Shares*	904,640
78	United States Lime & Minerals Inc.	19,888
9,654	Vulcan Materials Co.	2,566,516

	Total Construction Materials	3,986,241

Containers & Packaging — 1.5%
10,650	AptarGroup Inc.	1,495,899
765	Ardagh Group SA, Class A Shares*(a)(c)	3,580
6,483	Ardagh Metal Packaging SA	21,264
9,950	Avery Dennison Corp.	2,154,474
4,613	Berry Global Group Inc.	268,523
18,944	Crown Holdings Inc.	1,451,489
11,765	Graphic Packaging Holding Co.	305,302
932	Greif Inc., Class A Shares	60,077
197	Greif Inc., Class B Shares	12,612
1,358	Myers Industries Inc.	26,114
6,084	O-I Glass Inc.*	102,941
3,412	Packaging Corp. of America	618,220
1,500	Pactiv Evergreen Inc.	22,125
1,487	Ranpak Holdings Corp., Class A Shares*	7,063
5,304	Sealed Air Corp.	184,951
9,342	Silgan Holdings Inc.	410,207
3,785	Sonoco Products Co.	214,534
1,594	TriMas Corp.	37,459
9,760	WestRock Co.	442,030

	Total Containers & Packaging	7,838,864

Metals & Mining — 1.1%
1,518	5E Advanced Materials Inc.*	2,748
51,791	Alamos Gold Inc., Class A Shares	611,652
6,671	Alcoa Corp.	181,518
441	Alpha Metallurgical Resources Inc.	166,367
695	Arch Resources Inc.	114,876
4,878	ATI Inc.*	239,900
445	Caledonia Mining Corp. PLC	4,401
1,900	Carpenter Technology Corp.	122,835
2,063	Century Aluminum Co.*	21,600
79,867	Cleveland-Cliffs Inc.*	1,661,234
13,155	Coeur Mining Inc.*	34,071

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 5.2% — (continued)

Metals & Mining — 1.1% — (continued)
4,335	Commercial Metals Co.	$234,090
1,279	Compass Minerals International Inc.	29,161
4,859	Constellium SE, Class A Shares*	94,216
614	Contango ORE Inc.*	10,395
2,810	Dakota Gold Corp.*	5,957
429	Haynes International Inc.	25,495
23,863	Hecla Mining Co.	84,475
6,041	i-80 Gold Corp.*	7,612
2,174	Ivanhoe Electric Inc.*	16,088
602	Kaiser Aluminum Corp.	43,657
827	Materion Corp.	111,083
1,617	Metallus Inc.*	35,170
3,923	MP Materials Corp.*	59,669
8,864	Novagold Resources Inc.*	21,983
372	Olympic Steel Inc.	25,303
1,578	Perpetua Resources Corp.*	4,560
611	Piedmont Lithium Inc.*	8,896
932	Radius Recycling Inc.	18,416
945	Ramaco Resources Inc., Class A Shares	16,613
189	Ramaco Resources Inc., Class B Shares	2,268
2,226	Reliance Inc.	715,036
2,497	Royal Gold Inc.	256,267
1,021	Ryerson Holding Corp.	32,243
7,730	SSR Mining Inc.	33,239
3,636	SunCoke Energy Inc.	38,942
1,116	Tredegar Corp.	4,855
8,508	United States Steel Corp.	402,769
2,058	Warrior Met Coal Inc.	117,244
1,114	Worthington Steel Inc.*	35,269

	Total Metals & Mining	5,652,173

Paper & Forest Products — 0.0%@
630	Clearwater Paper Corp.*	24,753
1,591	Glatfelter Corp.*	3,548
2,429	Louisiana-Pacific Corp.	179,673
1,860	Resolute Forest Products Inc.*(a)	2,827
1,350	Sylvamo Corp.	81,554

	Total Paper & Forest Products	292,355

	TOTAL MATERIALS	27,260,475

REAL ESTATE — 4.7%

Diversified REITs — 0.1%
2,672	Alexander & Baldwin Inc.	43,447
375	Alpine Income Property Trust Inc.	5,854
1,805	American Assets Trust Inc.	38,934
2,298	Armada Hoffler Properties Inc.	23,394
7,219	Broadstone Net Lease Inc., Class A Shares	107,635
723	CTO Realty Growth Inc.	12,327
5,225	Empire State Realty Trust Inc., Class A Shares	52,093
5,698	Essential Properties Realty Trust Inc.	136,125
1,504	Gladstone Commercial Corp.	18,620
7,142	Global Net Lease Inc.	51,494
965	NexPoint Diversified Real Estate Trust	6,108
539	One Liberty Properties Inc.	10,909

	Total Diversified REITs	506,940

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 4.7% — (continued)

Health Care REITs — 0.5%
3,733	CareTrust REIT Inc.	$84,217
927	Community Healthcare Trust Inc.	25,159
8,279	Diversified Healthcare Trust	27,155
2,614	Global Medical REIT Inc.	23,395
86,057	Healthcare Realty Trust Inc., Class A Shares	1,185,865
26,715	Healthpeak Properties Inc.	447,476
1,529	LTC Properties Inc.	48,102
23,892	Medical Properties Trust Inc.(b)	100,585
1,681	National Health Investors Inc.	96,607
9,432	Omega Healthcare Investors Inc.	293,524
8,662	Sabra Health Care REIT Inc.	120,229
455	Universal Health Realty Income Trust	17,645

	Total Health Care REITs	2,469,959

Hotel & Resort REITs — 0.4%
8,214	Apple Hospitality REIT Inc.	132,163
3,087	Braemar Hotels & Resorts Inc.	7,038
18,748	Chatham Lodging Trust	191,230
8,046	DiamondRock Hospitality Co.	75,632
27,347	Host Hotels & Resorts Inc.	567,177
8,414	Park Hotels & Resorts Inc.	139,672
4,268	Pebblebrook Hotel Trust	67,605
22,301	RLJ Lodging Trust	264,713
2,238	Ryman Hospitality Properties Inc.	265,158
6,311	Service Properties Trust	42,915
4,049	Summit Hotel Properties Inc.	25,995
8,013	Sunstone Hotel Investors Inc.	89,666
3,807	Xenia Hotels & Resorts Inc.	58,399

	Total Hotel & Resort REITs	1,927,363

Industrial REITs — 0.7%
10,404	Americold Realty Trust Inc.	263,221
1,689	EastGroup Properties Inc.	296,740
5,127	First Industrial Realty Trust Inc.	271,731
1,071	Innovative Industrial Properties Inc., Class A Shares	104,947
10,739	LXP Industrial Trust	93,000
1,693	Plymouth Industrial REIT Inc.	36,518
21,633	Rexford Industrial Realty Inc.	1,100,687
31,449	STAG Industrial Inc.	1,168,016
3,159	Terreno Realty Corp.	203,124

	Total Industrial REITs	3,537,984

Office REITs — 0.6%
9,552	Boston Properties Inc.	618,206
6,768	Brandywine Realty Trust	29,102
1,288	City Office REIT Inc.	5,899
4,331	COPT Defense Properties	104,940
5,611	Cousins Properties Inc.	127,987
6,007	Douglas Emmett Inc.	79,413
3,367	Easterly Government Properties Inc., Class A Shares	39,731
43,185	Equity Commonwealth*	813,174
3,913	Highwoods Properties Inc.	95,673
5,116	Hudson Pacific Properties Inc.	32,435
25,359	JBG SMITH Properties	420,452
4,518	Kilroy Realty Corp.	171,187

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 4.7% — (continued)

Office REITs — 0.6% — (continued)
1,940	Office Properties Income Trust	$5,180
2,327	Orion Office REIT Inc.	8,168
7,987	Paramount Group Inc.	35,382
1,310	Peakstone Realty Trust	18,039
4,416	Piedmont Office Realty Trust Inc., Class A Shares	27,688
905	Postal Realty Trust Inc., Class A Shares	12,960
2,309	SL Green Realty Corp.(b)	111,940
6,798	Vornado Realty Trust	178,787

	Total Office REITs	2,936,343

Real Estate Management & Development — 1.1%
4,266	Anywhere Real Estate Inc.*	26,748
30,812	CBRE Group Inc., Class A Shares*	2,831,315
11,407	Compass Inc., Class A Shares*	45,058
13,775	CoStar Group Inc.*	1,198,838
5,997	Cushman & Wakefield PLC*	59,910
6,038	DigitalBridge Group Inc.	110,918
2,770	Douglas Elliman Inc.	5,097
2,614	eXp World Holdings Inc.(b)	34,243
669	Forestar Group Inc.*	22,559
253	FRP Holdings Inc.*	15,231
1,297	Howard Hughes Holdings Inc.*	99,091
1,828	Jones Lang LaSalle Inc.*	347,759
4,535	Kennedy-Wilson Holdings Inc.	39,817
946	Marcus & Millichap Inc.	34,709
426	Maui Land & Pineapple Co., Inc.*	8,337
5,443	Newmark Group Inc., Class A Shares	58,730
21,396	Opendoor Technologies Inc.*	65,900
623	RE/MAX Holdings Inc., Class A Shares	5,314
3,994	Redfin Corp.*	28,377
769	RMR Group Inc. (The), Class A Shares	18,817
1,323	St Joe Co. (The)	71,270
398	Star Holdings*	4,915
298	Stratus Properties Inc.*	6,511
758	Tejon Ranch Co.*	12,606
2,203	Zillow Group Inc., Class A Shares*	119,094
5,836	Zillow Group Inc., Class C Shares*	327,691

	Total Real Estate Management & Development	5,598,855

Residential REITs — 0.3%
12,874	American Homes 4 Rent, Class A Shares	476,467
5,582	Apartment Income REIT Corp.	169,246
5,639	Apartment Investment & Management Co., Class A Shares*	41,616
474	BRT Apartments Corp.	7,338
4,028	Camden Property Trust	380,565
544	Centerspace	30,241
586	Clipper Realty Inc.	2,742
3,050	Elme Communities	39,284
6,866	Equity LifeStyle Properties Inc.	462,219
8,532	Independence Realty Trust Inc.	124,909
823	NexPoint Residential Trust Inc.	24,040
1,939	UMH Properties Inc.	29,861
2,844	Veris Residential Inc.	41,522

	Total Residential REITs	1,830,050

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 4.7% — (continued)

Retail REITs — 0.6%
3,372	Acadia Realty Trust	$55,267
3,842	Agree Realty Corp.	211,118
77	Alexander’s Inc.	17,021
11,034	Brixmor Property Group Inc.	249,479
968	CBL & Associates Properties Inc.	22,322
3,161	Federal Realty Investment Trust	318,787
1,847	Getty Realty Corp.	48,687
2,620	InvenTrust Properties Corp.	66,155
25,319	Kimco Realty Corp.	500,303
8,282	Kite Realty Group Trust	177,318
8,122	Macerich Co. (The)	133,282
2,529	NETSTREIT Corp.	42,513
7,074	NNN REIT Inc.	287,841
4,494	Phillips Edison & Co., Inc.	160,526
7,012	Regency Centers Corp.	434,393
4,625	Retail Opportunity Investments Corp.	59,801
421	Saul Centers Inc.	15,236
7,304	SITE Centers Corp.	99,188
3,866	Tanger Inc.	111,379
4,420	Urban Edge Properties	75,184
1,631	Whitestone REIT, Class B Shares	20,094

	Total Retail REITs	3,105,894

Specialized REITs — 0.4%
8,396	CubeSmart	366,150
2,960	EPR Properties	121,597
1,538	Farmland Partners Inc.	18,148
3,521	Four Corners Property Trust Inc.	85,138
9,937	Gaming and Leisure Properties Inc.	451,935
1,177	Gladstone Land Corp.	15,313
3,364	Lamar Advertising Co., Class A Shares	371,890
3,057	National Storage Affiliates Trust	109,471
5,507	Outfront Media Inc.	79,136
3,068	PotlatchDeltic Corp.	138,704
5,512	Rayonier Inc.	189,778
5,911	Safehold Inc.	118,929
974	SBA Communications Corp., Class A Shares	203,790
8,862	Uniti Group Inc.	51,931

	Total Specialized REITs	2,321,910

	TOTAL REAL ESTATE	24,235,298

UTILITIES — 3.5%

Electric Utilities — 0.8%
21,501	ALLETE Inc.	1,217,816
1,013	Genie Energy Ltd., Class B Shares	18,477
4,421	Hawaiian Electric Industries Inc.	53,848
3,301	IDACORP Inc.	290,851
1,299	MGE Energy Inc.	82,084
8,778	NRG Energy Inc.	485,599
7,976	OGE Energy Corp.	262,490
1,510	Otter Tail Corp.	136,594
4,396	Pinnacle West Capital Corp.	300,379
3,321	PNM Resources Inc.	121,250
27,622	Portland General Electric Co.	1,109,576

	Total Electric Utilities	4,078,964

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

UTILITIES — 3.5% — (continued)

Gas Utilities — 0.4%
3,816	Atmos Energy Corp.	$430,864
4,586	Brookfield Infrastructure Corp., Class A Shares	152,118
846	Chesapeake Utilities Corp.	86,317
3,460	National Fuel Gas Co.	168,640
13,576	New Jersey Resources Corp.	564,897
1,335	Northwest Natural Holding Co.	49,048
2,063	ONE Gas Inc.	122,955
281	RGC Resources Inc.	5,272
2,318	Southwest Gas Holdings Inc.	157,972
1,982	Spire Inc.	117,572
8,025	UGI Corp.	196,452

	Total Gas Utilities	2,052,107

Independent Power & Renewable Electricity Producers — 0.7%
2,229	Altus Power Inc., Class A Shares*	15,180
4,984	Brookfield Renewable Corp., Class A Shares	118,220
1,443	Clearway Energy Inc., Class A Shares	29,235
2,895	Clearway Energy Inc., Class C Shares	63,111
2,632	Montauk Renewables Inc.*	14,950
17,209	Ormat Technologies Inc.	1,121,166
4,409	Sunnova Energy International Inc.*	32,098
44,648	Vistra Corp.	2,435,102

	Total Independent Power & Renewable Electricity Producers	3,829,062

Multi-Utilities — 0.4%
20,111	Avista Corp.	667,685
2,619	Black Hills Corp.	136,267
15,651	NiSource Inc.	407,865
16,421	Northwestern Energy Group Inc.	786,894
581	Unitil Corp.	29,608

	Total Multi-Utilities	2,028,319

Water Utilities — 1.2%
1,345	American States Water Co.	96,046
8,238	American Water Works Co., Inc.	976,533
334	Artesian Resources Corp., Class A Shares	11,513
1,459	Cadiz Inc.*	4,231
28,255	California Water Service Group	1,296,622
513	Consolidated Water Co., Ltd.	15,164
9,370	Essential Utilities Inc.	325,889
619	Global Water Resources Inc.	8,010
667	Middlesex Water Co.	33,944
64,567	Pennon Group PLC, ADR	1,083,434
734	Pure Cycle Corp.*	7,318
2,312	Severn Trent PLC, ADR	74,164
14,193	SJW Group	781,467
65,314	United Utilities Group PLC, ADR	1,694,245
586	York Water Co. (The)	20,744

	Total Water Utilities	6,429,324

	TOTAL UTILITIES	18,417,776

	TOTAL COMMON STOCKS (Cost — $351,032,305)	499,030,023

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units		Rating††	Security	Value

PREFERRED STOCKS — 0.3%

FINANCIALS — 0.3%

Banks — 0.1%
25,655			US Bancorp, 6.176% (3-Month Term SOFR + 0.862%)(e)(f)	$549,017

Capital Markets — 0.1%
17,972			Charles Schwab Corp. (The), 5.950%(b)(f)	454,871

Insurance — 0.1%
19,207			MetLife Inc., 4.750%(f)	415,640
11,814			MetLife Inc., 5.625%(f)	289,679

			Total Insurance	705,319

			TOTAL PREFERRED STOCKS (Cost — $1,638,581)	1,709,207

OPEN END MUTUAL FUND SECURITIES — 0.2%

FINANCIALS — 0.2%

Capital Markets — 0.2%
2,746			iShares® Core S&P Small-Capital ETF	294,783
786			iShares® Russell 2000 ETF, Common Class Shares	160,132
4,889			iShares® Russell Mid-Capital ETF, Common Class Shares	395,080

			TOTAL OPEN END MUTUAL FUND SECURITIES (Cost — $440,157)	849,995

Face Amount/Units†		Rating††

CORPORATE BONDS & NOTES — 0.1%

INFORMATION TECHNOLOGY — 0.1%

Communications Equipment — 0.1%
$702,000		NR	Infinera Corp., Senior Unsecured Notes, 2.500% due 3/1/27(c)	679,841

ENERGY — 0.0%@

Energy Equipment & Services — 0.0%@
20,000		D	ION Geophysical Corp., 8.000% due 12/15/25*(a)(c)(g)	—

			TOTAL CORPORATE BONDS & NOTES (Cost — $702,009)	679,841

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $353,813,052)	502,269,066

SHORT-TERM INVESTMENTS (h) — 3.4%

MONEY MARKET FUND — 0.6%
3,011,240			Invesco STIT — Government & Agency Portfolio, Institutional Class, 5.173%(i) (Cost — $3,011,240)	3,011,240

TIME DEPOSITS — 2.8%
21,238			Barclays Bank PLC — London, 4.680% due 3/1/24	21,238
28,468	CAD		BBH — New York, 3.830% due 3/1/24	20,976
31,690			JPMorgan Chase & Co. — New York, 4.680% due 3/1/24	31,690
2,062,611			Royal Bank of Canada — Toronto, 4.680% due 3/1/24	2,062,611
12,434,608			Sumitomo Mitsui Banking Corp. — Tokyo, 4.680% due 3/1/24	12,434,608

			TOTAL TIME DEPOSITS (Cost — $14,571,123)	14,571,123

			TOTAL SHORT-TERM INVESTMENTS (Cost — $17,582,363)	17,582,363

			TOTAL INVESTMENTS — 99.8% (Cost — $371,395,415)	519,851,429

			Other Assets in Excess of Liabilities — 0.2%	813,086

			TOTAL NET ASSETS — 100.0%	$520,664,515

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Illiquid security.
(d)	The aggregate value of restricted securities (excluding 144A holdings) at February 29, 2024, amounts to $0 and represents 0.0% of net assets.
(e)	Variable rate security. Interest rate disclosed is that which was in effect at February 29, 2024.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Security is currently in default.
(h)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.8%.
(i)	Represents investments of collateral received from securities lending transactions.

At February 29, 2024, for Small-Mid Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Small-Mid Cap Equity Fund	$371,395,415	$180,852,688	$(32,296,406)	$148,556,282

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
ETF	— Exchange-Traded Fund
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Sector^
Industrials	21.1%
Information Technology	15.4
Health Care	15.4
Financials	13.2
Consumer Discretionary	9.2
Materials	5.3
Real Estate	4.7
Energy	3.9
Consumer Staples	3.7
Utilities	3.6
Communication Services	1.7
Short-Term Investments	2.8

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

At February 29, 2024, Small-Mid Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini Russell 2000 Index Futures	16	3/24	$1,588,006	$1,645,840	$57,834
S&P MidCap 400 E-mini Index Futures	3	3/24	825,346	867,780	42,434

					$100,268

At February 29, 2024, Small-Mid Cap Equity Fund had deposited cash of $144,996 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:
CAD	— Canadian Dollar

See pages 264-265 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 97.4%

Australia — 3.6%
49,952	AGL Energy Ltd.	$276,283
37,239	ALS Ltd.	289,756
6,769	Ampol Ltd.	173,573
81,852	ANZ Group Holdings Ltd.	1,515,569
36,161	APA Group	184,729
16,130	Aristocrat Leisure Ltd.	489,599
5,254	ASX Ltd.	224,763
45,484	Aurizon Holdings Ltd.	112,897
303,388	Beach Energy Ltd.	316,433
139,101	BHP Group Ltd.	3,995,226
11,375	BlueScope Steel Ltd.	169,526
38,869	Brambles Ltd.	380,879
9,964	CAR Group Ltd.	238,327
90,996	Champion Iron Ltd.	458,930
40,803	Charter Hall Group, REIT	334,670
14,045	Cochlear Ltd.	3,199,951
36,760	Coles Group Ltd.	404,118
45,984	Commonwealth Bank of Australia	3,482,963
14,003	Computershare Ltd.	236,425
33,675	CSL Ltd.	6,271,012
62,589	CSR Ltd.	359,782
31,087	Dexus, REIT	149,630
3,787	EBOS Group Ltd.	85,219
41,485	Endeavour Group Ltd.	148,433
47,359	Fortescue Ltd.	801,601
46,695	Goodman Group, REIT	909,315
54,632	GPT Group (The), REIT	155,359
7,587	IDP Education Ltd.	94,148
7,190	IGO Ltd.	37,309
65,662	Insurance Australia Group Ltd.	264,740
12,724	JB Hi-Fi Ltd.	509,661
61,643	Lottery Corp., Ltd. (The)	203,821
10,060	Macquarie Group Ltd.	1,277,801
76,916	Medibank Pvt Ltd.	179,564
4,912	Mineral Resources Ltd.	214,597
113,317	Mirvac Group, REIT	161,716
85,239	National Australia Bank Ltd.	1,876,856
30,881	Northern Star Resources Ltd.	260,281
236,494	OceanaGold Corp.	392,080
11,222	Orica Ltd.	124,951
45,801	Origin Energy Ltd.	267,814
75,451	Pilbara Minerals Ltd.	207,104
21,998	Qantas Airways Ltd.*	73,556
40,906	QBE Insurance Group Ltd.	463,528
5,201	Ramsay Health Care Ltd.	185,439
1,492	REA Group Ltd.	188,480
5,940	Reece Ltd.	103,904
46,595	Rio Tinto Ltd.	3,759,304
89,648	Santos Ltd.	412,853
140,123	Scentre Group, REIT	284,783
10,946	SEEK Ltd.	187,000
31,031	Seven Group Holdings Ltd.	777,450
12,034	Sonic Healthcare Ltd.	232,909
121,563	South32 Ltd.	233,909
66,608	Stockland, REIT	195,109

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Australia — 3.6% — (continued)
35,847	Suncorp Group Ltd.	$357,052
47,457	Super Retail Group Ltd.	503,811
52,876	Technology One Ltd.	583,089
116,249	Telstra Group Ltd.	288,945
84,456	Transurban Group	743,903
22,591	Treasury Wine Estates Ltd.	181,850
173,489	Ventia Services Group Pty Ltd.	427,767
112,830	Vicinity Ltd., REIT	142,570
6,801	Washington H Soul Pattinson & Co., Ltd.	153,038
31,260	Wesfarmers Ltd.	1,356,172
95,650	Westpac Banking Corp.	1,640,311
4,567	WiseTech Global Ltd.	281,133
51,572	Woodside Energy Group Ltd.	1,018,251
33,129	Woolworths Group Ltd.	702,946

	Total Australia	46,916,473

Austria — 0.2%
65,556	Erste Group Bank AG	2,616,180
4,078	OMV AG	179,675
1,964	Verbund AG	142,031
2,875	Voestalpine AG	78,585

	Total Austria	3,016,471

Belgium — 0.8%
4,471	Ageas SA/NV	189,499
103,852	Anheuser-Busch InBev SA/NV	6,264,900
575	D’ieteren Group	110,719
933	Elia Group SA/NV	103,595
2,457	Groupe Bruxelles Lambert NV	184,377
6,877	KBC Group NV	483,713
10	Lotus Bakeries NV	94,067
382	Sofina SA	87,051
2,010	Syensqo SA*	179,535
25,309	UCB SA	2,909,973
6,159	Umicore SA	128,536
4,781	Warehouses de Pauw CVA, REIT	127,649

	Total Belgium	10,863,614

Bermuda — 0.0%@
8,379	Seadrill Ltd.*	343,499

Brazil — 0.2%
57,011	B3 SA — Brasil Bolsa Balcao	147,146
441,468	Banco Bradesco SA, ADR	1,227,281
93,184	NU Holdings Ltd., Class A Shares*	1,032,479

	Total Brazil	2,406,906

Canada — 2.4%
51,780	Alamos Gold Inc., Class A Shares	610,837
152,525	Alimentation Couche-Tard Inc.	9,459,551
10,718	ATS Corp.*	403,875
13,483	Boardwalk Real Estate Investment Trust, Class Trust Un Shares	755,342
8,455	Bombardier Inc., Class B Shares*	306,265
33,400	Canadian National Railway Co.	4,330,691
49,462	Canadian Pacific Kansas City Ltd.	4,199,614
40,465	Celestica Inc.*	1,719,796
75,053	Dundee Precious Metals Inc.	507,672
24,854	Element Fleet Management Corp.	414,798

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Canada — 2.4% — (continued)
6,241	EQB Inc.	$396,308
27,170	Finning International Inc.	712,308
108,628	Headwater Exploration Inc.(a)	546,682
16,490	IMAX Corp.*	282,474
2,702	Kinaxis Inc.*	280,085
2,398	lululemon athletica Inc.*	1,120,082
37,782	Lundin Mining Corp.	298,715
22,104	Nutrien Ltd.	1,153,776
50,089	NuVista Energy Ltd.*	429,603
26,649	Parex Resources Inc.	430,028
12,332	Stella-Jones Inc.	693,314
39,836	Superior Plus Corp.	280,318
20,174	Toronto-Dominion Bank (The)	1,211,347
30,434	TransAlta Corp.	208,776
28,221	Tricon Residential Inc.	313,786
68,109	Whitecap Resources Inc.(a)	472,746

	Total Canada	31,538,789

Chile — 0.1%
66,683	Antofagasta PLC	1,531,866

China — 0.4%
28,500	BYD Co., Ltd., Class H Shares(b)	701,410
20,100	Contemporary Amperex Technology Co., Ltd., Class A Shares	456,135
100,600	Tencent Holdings Ltd.	3,534,895

	Total China	4,692,440

Denmark — 3.2%
61	AP Moller — Maersk AS, Class A Shares	82,640
133	AP Moller — Maersk AS, Class B Shares	187,824
2,210	Ascendis Pharma AS, ADR*	326,550
17,854	Bavarian Nordic AS*	406,826
2,597	Carlsberg AS, Class B Shares	361,652
36,306	Coloplast AS, Class B Shares(a)	4,819,861
18,758	Danske Bank AS	550,989
2,729	Demant AS*	136,660
4,799	DSV AS	769,791
1,824	Genmab AS*	506,215
17,516	ISS AS	315,181
7,772	Jyske Bank AS, Class Registered Shares	628,146
216,410	Novo Nordisk AS, Class B Shares	25,877,157
10,315	Novozymes AS, Class B Shares	581,685
5,175	Orsted AS(c)	292,584
6,930	Pandora AS	1,118,756
1,687	Rockwool AS, Class B Shares	541,742
9,946	Tryg AS	211,306
131,504	Vestas Wind Systems AS*	3,668,807

	Total Denmark	41,384,372

Finland — 0.7%
3,991	Elisa OYJ	179,766
12,481	Fortum OYJ(a)	155,908
6,749	Kesko OYJ, Class B Shares	128,929
82,900	Kone OYJ, Class B Shares	4,058,139
12,776	Konecranes OYJ	657,846
18,599	Metso OYJ	198,668
11,763	Neste OYJ	322,466

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Finland — 0.7% — (continued)
148,093	Nokia OYJ	$522,434
87,306	Nordea Bank Abp	1,061,071
3,109	Orion OYJ, Class B Shares	122,352
12,319	Sampo OYJ, Class A Shares	550,862
15,939	Stora Enso OYJ, Class R Shares	201,620
12,360	TietoEVRY OYJ	288,137
14,554	UPM-Kymmene OYJ	486,872
13,194	Wartsila OYJ Abp	204,231

	Total Finland	9,139,301

France — 11.5%
22,110	Accor SA	958,724
896	Aeroports de Paris SA	121,841
60,507	Air Liquide SA	12,295,434
16,293	Airbus SE	2,694,327
487,445	Alstom SA(a)	6,509,449
1,540	Amundi SA(c)	101,380
10,020	Arkema SA	1,038,720
180,469	AXA SA	6,417,243
1,024	BioMerieux	111,946
95,286	BNP Paribas SA	5,709,954
21,877	Bollore SE	149,996
5,089	Bouygues SA	201,193
8,086	Bureau Veritas SA	235,028
4,248	Capgemini SE	1,032,233
267,928	Carrefour SA	4,499,751
12,441	Cie de Saint-Gobain SA	958,495
18,530	Cie Generale des Etablissements Michelin SCA	686,904
1,360	Covivio SA, REIT	61,109
29,699	Credit Agricole SA	402,102
95,049	Danone SA	6,063,330
631	Dassault Aviation SA	124,731
105,857	Dassault Systemes SE	4,946,538
6,895	Edenred SE	341,435
9,050	Eiffage SA	985,124
30,757	Elis SA	702,057
49,979	Engie SA	801,553
23,025	EssilorLuxottica SA	4,894,338
1,091	Eurazeo SE	92,164
1,136	Gecina SA, REIT	109,731
10,103	Getlink SE	172,495
2,223	Hermes International SCA	5,578,807
4,651	Ipsen SA	511,035
16,612	Kering SA	7,656,118
33,396	Klepierre SA, REIT	848,093
11,589	La Francaise des Jeux SAEM(c)	485,213
21,717	Legrand SA	2,201,610
17,419	L’Oréal SA	8,337,341
14,461	LVMH Moët Hennessy Louis Vuitton SE	13,244,381
50,487	Orange SA	578,793
5,582	Pernod Ricard SA	938,164
6,210	Publicis Groupe SA	656,637
577	Remy Cointreau SA	61,186
18,119	Renault SA	755,504
21,438	Rexel SA	549,576
9,344	Safran SA	1,957,570

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

France — 11.5% — (continued)
107,777	Sanofi SA	$10,239,886
764	Sartorius Stedim Biotech	210,246
34,675	Schneider Electric SE	7,870,915
711	SEB SA	84,128
20,230	Societe Generale SA	490,344
2,361	Sodexo SA	188,064
3,666	Sopra Steria Group	939,444
20,499	SPIE SA	682,495
18,770	STMicroelectronics NV	853,326
21,199	Technip Energies NV	460,840
1,620	Teleperformance SE	200,968
2,721	Thales SA	403,118
163,375	TotalEnergies SE	10,453,438
3,290	Unibail — Rodamco-Westfield, REIT*	240,606
96,228	Valeo SE	1,115,616
36,245	Vallourec SACA*	550,280
19,267	Veolia Environnement SA	598,378
8,856	Verallia SA(c)	327,622
36,699	Vinci SA	4,698,312
973	Virbac SACA	349,359
17,714	Vivendi SE	197,759
5,911	Worldline SA*(c)	67,982

	Total France	149,002,479

Germany — 8.2%
24,025	adidas AG	4,861,398
21,072	AIXTRON SE	585,241
38,651	Allianz SE, Class Registered Shares	10,605,051
5,108	Aurubis AG	323,333
24,392	BASF SE	1,241,472
76,442	Bayer AG, Class Registered Shares	2,322,260
25,560	Bayerische Motoren Werke AG	3,018,660
14,278	Bechtle AG	735,730
9,491	Beiersdorf AG	1,359,999
3,826	Brenntag SE	348,861
1,192	Carl Zeiss Meditec AG	146,603
29,968	Commerzbank AG	346,543
3,003	Continental AG	240,595
5,146	Covestro AG*(c)	280,257
8,271	CTS Eventim AG & Co. KGaA	650,094
14,649	Daimler Truck Holding AG	598,315
4,285	Delivery Hero SE, Class A Shares*(c)	98,884
53,229	Deutsche Bank AG, Class Registered Shares	710,920
5,215	Deutsche Boerse AG	1,091,221
17,402	Deutsche Lufthansa AG, Class Registered Shares*	135,166
27,112	Deutsche Post AG	1,257,648
370,658	Deutsche Telekom AG, Class Registered Shares	8,810,211
61,484	E.ON SE	784,968
21,591	Encavis AG*	257,887
6,230	Evonik Industries AG	114,824
20,010	Freenet AG	539,340
5,467	Fresenius Medical Care AG	209,060
11,979	Fresenius SE & Co. KGaA	335,512
17,405	GEA Group AG	701,558
4,955	Gerresheimer AG	580,773
1,659	Hannover Rueck SE	425,630

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Germany — 8.2% — (continued)
3,563	Heidelberg Materials AG	$345,530
2,859	Henkel AG & Co. KGaA	192,882
7,155	HUGO BOSS AG	486,200
191,104	Infineon Technologies AG	6,840,870
7,618	KION Group AG	383,917
2,142	Knorr-Bremse AG	149,844
121,503	Lanxess AG	3,070,739
2,092	LEG Immobilien SE*	153,918
21,915	Mercedes-Benz Group AG	1,745,560
29,561	Merck KGaA	5,043,531
1,516	MTU Aero Engines AG	364,315
3,718	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	1,730,032
1,668	Nemetschek SE	159,019
2,613	Puma SE	120,010
131	Rational AG	107,638
2,315	Rheinmetall AG	1,061,395
121,670	RWE AG	4,077,890
130,531	SAP SE	24,391,620
9,227	Scout24 SE(c)	670,084
39,842	Siemens AG, Class Registered Shares	7,879,954
14,272	Siemens Energy AG*	219,177
7,797	Siemens Healthineers AG*(c)	467,961
3,949	SMA Solar Technology AG*	235,052
3,677	Symrise AG, Class A Shares	375,853
52,203	TAG Immobilien AG*	637,156
1,873	Talanx AG	133,615
19,685	TeamViewer SE*(c)	310,506
860	Volkswagen AG	135,037
20,104	Vonovia SE	560,947
6,630	Zalando SE*(c)	140,480

	Total Germany	105,908,746

Hong Kong — 3.0%
1,047,400	AIA Group Ltd.	8,475,892
739,500	BOC Hong Kong Holdings Ltd.	1,957,212
52,500	CK Asset Holdings Ltd.	243,466
74,000	CK Hutchison Holdings Ltd.	377,677
19,500	CK Infrastructure Holdings Ltd.	115,035
377,000	CLP Holdings Ltd.	3,149,937
61,200	ESR Group Ltd.(c)	81,961
1,458	Futu Holdings Ltd., ADR*	78,032
61,000	Galaxy Entertainment Group Ltd.	332,636
1,274,000	Hang Lung Properties Ltd.	1,379,295
22,800	Hang Seng Bank Ltd.	261,033
44,894	Henderson Land Development Co., Ltd.	129,909
113,000	HKT Trust & HKT Ltd., Class Miscella Shares	137,966
330,380	Hong Kong & China Gas Co., Ltd.	255,950
28,799	Hong Kong Exchanges & Clearing Ltd.	889,837
32,700	Hongkong Land Holdings Ltd.	110,732
60,900	Jardine Matheson Holdings Ltd.	2,556,413
134,000	Kerry Properties Ltd.	221,535
421,780	Link REIT	2,113,486
43,500	MTR Corp., Ltd.	144,664
38,000	Power Assets Holdings Ltd.	228,874
1,231,261	Prudential PLC	12,168,223
110,646	Sino Land Co., Ltd.	119,554

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Hong Kong — 3.0% — (continued)
33,000	SITC International Holdings Co., Ltd.	$54,164
40,500	Sun Hung Kai Properties Ltd.	410,871
10,000	Swire Pacific Ltd., Class A Shares	83,007
40,400	Swire Properties Ltd.	83,748
114,500	Techtronic Industries Co., Ltd.	1,235,269
430,000	United Laboratories International Holdings Ltd. (The)	466,777
242,000	WH Group Ltd.(c)	145,995
27,000	Wharf Holdings Ltd. (The)	99,644
46,000	Wharf Real Estate Investment Co., Ltd.	154,512

	Total Hong Kong	38,263,306

Indonesia — 0.1%
2,065,500	Bank Central Asia Tbk PT	1,294,971

Ireland — 1.3%
5,370	AerCap Holdings NV*	414,457
42,451	AIB Group PLC	196,756
107,911	Bank of Ireland Group PLC	940,125
19,321	CRH PLC	1,604,909
88,650	Dalata Hotel Group PLC	431,989
7,234	DCC PLC	513,310
146,655	Experian PLC	6,280,621
4,818	Flutter Entertainment PLC*	1,043,169
36,555	Glanbia PLC	661,623
11,651	James Hardie Industries PLC, CDI*	461,184
4,191	Kerry Group PLC, Class A Shares	367,607
4,094	Kingspan Group PLC	369,728
23,497	Ryanair Holdings PLC, ADR*	3,248,460
7,035	Smurfit Kappa Group PLC	300,246

	Total Ireland	16,834,184

Isle of Man — 0.0%@
51,065	Playtech PLC*	286,670

Israel — 0.3%
1,382	Azrieli Group Ltd.	100,083
34,660	Bank Hapoalim BM	331,677
41,584	Bank Leumi Le-Israel BM	348,367
2,517	Check Point Software Technologies Ltd.*	403,777
1,132	CyberArk Software Ltd.*	298,576
752	Elbit Systems Ltd.	167,209
2,737	Global E-Online Ltd.*	92,702
18,545	ICL Group Ltd.	98,205
1	Isracard Ltd.	3
30,567	Israel Discount Bank Ltd., Class A Shares	159,265
4,923	Mizrahi Tefahot Bank Ltd.	194,714
803	Monday.com Ltd.*	179,077
1,687	Nice Ltd.*	413,714
18,782	Perion Network Ltd.*(a)	431,047
31,415	Teva Pharmaceutical Industries Ltd., ADR*	413,107
1,538	Wix.com Ltd.*	215,597

	Total Israel	3,847,120

Italy — 2.8%
3,718	Amplifon SpA	123,923
27,317	Assicurazioni Generali SpA	647,627
15,513	Azimut Holding SpA	446,117
164,523	Banco BPM SpA	959,284

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Italy — 2.8% — (continued)
3,630	Brunello Cucinelli SpA	$436,530
20,910	Buzzi SpA	707,133
16,792	Davide Campari-Milano NV	170,522
680	DiaSorin SpA	68,535
1,231,671	Enel SpA	7,839,159
61,056	Eni SpA	940,106
9,743	ERG SpA	265,643
11,438	Ferrari NV	4,826,602
169,495	FinecoBank Banca Fineco SpA	2,345,001
10,003	Infrastrutture Wireless Italiane SpA(c)	110,696
408,881	Intesa Sanpaolo SpA	1,302,483
171,289	Iren SpA	337,963
32,080	Leonardo SpA	685,608
15,200	Mediobanca Banca di Credito Finanziario SpA	207,133
5,773	Moncler SpA	416,104
14,585	Nexi SpA*(c)	106,954
14,934	Poste Italiane SpA(c)	175,400
7,256	Prysmian SpA	361,798
52,297	Recordati Industria Chimica e Farmaceutica SpA	2,928,787
221,944	Saras SpA	418,701
53,554	Snam SpA	250,661
250,258	Telecom Italia SpA*	75,262
37,248	Terna — Rete Elettrica Nazionale	291,861
245,020	UniCredit SpA	8,193,641

	Total Italy	35,639,234

Japan — 18.6%
15,900	Adastria Co., Ltd.	362,246
20,900	Advantest Corp.	981,388
18,100	Aeon Co., Ltd.	431,766
5,800	AGC Inc.	207,372
3,600	Aisin Corp.	135,880
12,900	Ajinomoto Co., Inc.	472,832
36,100	Amada Co., Ltd.	401,601
5,000	ANA Holdings Inc.*	108,950
13,200	Asahi Group Holdings Ltd.	452,604
5,400	Asahi Intecc Co., Ltd.	112,314
34,000	Asahi Kasei Corp.	236,699
12,300	Asics Corp.	524,010
51,800	Astellas Pharma Inc.	571,764
2,800	Azbil Corp.	82,232
17,000	Bandai Namco Holdings Inc.	335,568
13,600	BIPROGY Inc.	421,126
57,200	Bridgestone Corp.	2,464,183
6,100	Brother Industries Ltd.	102,270
28,200	Canon Inc.	823,538
4,400	Capcom Co., Ltd.	177,290
21,100	Central Japan Railway Co.	530,914
13,100	Chiba Bank Ltd. (The)	106,565
19,300	Chubu Electric Power Co., Inc.	240,446
18,300	Chugai Pharmaceutical Co., Ltd.	733,673
61,100	Citizen Watch Co., Ltd.	425,501
26,900	Concordia Financial Group Ltd.	136,213
31,100	Credit Saison Co., Ltd.	603,980
5,400	Dai Nippon Printing Co., Ltd.	157,653
63,300	Daicel Corp.	599,181

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 18.6% — (continued)
78,500	Daido Steel Co., Ltd.	$926,487
7,600	Daifuku Co., Ltd.	179,269
11,300	Daihen Corp.	595,154
24,900	Dai-ichi Life Holdings Inc.	566,970
50,400	Daiichi Sankyo Co., Ltd.	1,673,686
41,600	Daikin Industries Ltd.	5,846,848
1,700	Daito Trust Construction Co., Ltd.	201,688
16,300	Daiwa House Industry Co., Ltd.	471,747
36,100	Daiwa Securities Group Inc.	266,090
52,800	Denso Corp.	961,898
5,800	Dentsu Group Inc.	160,472
2,600	Disco Corp.	846,104
16,900	DMG Mori Co., Ltd.(a)	390,936
8,300	East Japan Railway Co.	491,048
9,300	Ebara Corp.	785,020
6,500	Eisai Co., Ltd.	270,533
81,550	ENEOS Holdings Inc.	352,056
355,400	FANUC Corp.	10,390,448
4,800	Fast Retailing Co., Ltd.	1,395,147
3,200	Fuji Electric Co., Ltd.	194,772
13,400	Fuji Soft Inc.	571,127
45,100	FUJIFILM Holdings Corp.	2,857,157
41,700	Fujikura Ltd.	509,546
4,900	Fujitsu Ltd.	764,361
4,600	Fuyo General Lease Co., Ltd.	419,576
138	GLP J-REIT	109,446
800	Goldwin Inc.	46,384
3,400	Hamamatsu Photonics KK	122,099
5,700	Hankyu Hanshin Holdings Inc.	164,268
600	Hikari Tsushin Inc.	108,565
1,145	Hirose Electric Co., Ltd.	121,719
2,500	Hitachi Construction Machinery Co., Ltd.	72,296
57,700	Hitachi Ltd.	4,861,975
49,700	Hitachi Zosen Corp.	408,384
125,900	Honda Motor Co., Ltd.	1,495,139
5,500	Horiba Ltd.	537,632
2,600	Hoshizaki Corp.	88,772
46,000	Hoya Corp.	6,000,431
9,300	Hulic Co., Ltd.	92,763
2,800	Ibiden Co., Ltd.	129,431
24,685	Idemitsu Kosan Co., Ltd.	156,439
3,900	Iida Group Holdings Co., Ltd.	50,351
50,800	INFRONEER Holdings Inc.	520,707
25,400	Inpex Corp.	340,161
25,000	Internet Initiative Japan Inc.	463,951
885	Invincible Investment Corp., REIT	363,448
16,000	Isuzu Motors Ltd.	227,995
33,000	ITOCHU Corp.	1,438,175
45,000	J Front Retailing Co., Ltd.(a)	447,565
3,700	Japan Airlines Co., Ltd.	69,066
94,600	Japan Exchange Group Inc.	2,474,662
173	Japan Metropolitan Fund Invest, REIT	102,060
38,400	Japan Post Bank Co., Ltd.	409,275
56,900	Japan Post Holdings Co., Ltd.	549,271
4,900	Japan Post Insurance Co., Ltd.	90,262
32	Japan Real Estate Investment Corp., REIT	115,419

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 18.6% — (continued)
32,700	Japan Tobacco Inc.	$849,829
12,700	Jeol Ltd.	563,884
15,100	JFE Holdings Inc.	247,643
23,500	JGC Holdings Corp.	213,928
4,400	JSR Corp.	118,142
11,700	Kajima Corp.	217,151
11,700	Kaneka Corp.	281,320
18,700	Kansai Electric Power Co., Inc. (The)	239,544
12,600	Kao Corp.	479,239
3,900	Kawasaki Kisen Kaisha Ltd.	187,737
135,100	KDDI Corp.	4,108,907
349	KDX Realty Investment Corp., REIT, Class A Shares	349,772
3,700	Keisei Electric Railway Co., Ltd.	172,848
19,300	Keyence Corp.	9,056,931
3,800	Kikkoman Corp.	248,870
4,500	Kintetsu Group Holdings Co., Ltd.	138,253
22,200	Kirin Holdings Co., Ltd.	308,818
3,700	Kobe Bussan Co., Ltd.	99,556
5,300	Koito Manufacturing Co., Ltd.	67,314
26,100	Komatsu Ltd.	757,162
2,600	Konami Group Corp.	175,155
137,300	Kubota Corp.	2,013,668
34,800	Kyocera Corp.	514,434
6,700	Kyowa Kirin Co., Ltd.	133,002
2,000	Lasertec Corp.	535,063
72,900	LY Corp.	200,147
10,800	M3 Inc.	155,181
43,800	Makita Corp.	1,144,380
40,300	Marubeni Corp.	666,137
9,500	MatsukiyoCocokara & Co.	157,212
14,000	Mazda Motor Corp.	162,021
2,200	McDonald’s Holdings Co. Japan Ltd.	102,352
166,500	Mebuki Financial Group Inc.	520,118
6,200	MEIJI Holdings Co., Ltd.	139,658
10,100	MINEBEA MITSUMI Inc.	209,134
119,800	MISUMI Group Inc.	1,835,541
35,300	Mitsubishi Chemical Group Corp.	202,449
93,900	Mitsubishi Corp.	2,011,583
54,200	Mitsubishi Electric Corp.	857,311
30,900	Mitsubishi Estate Co., Ltd.	475,086
18,600	Mitsubishi Gas Chemical Co., Inc.	303,844
25,000	Mitsubishi HC Capital Inc.	172,046
30,400	Mitsubishi Heavy Industries Ltd.	2,404,944
305,000	Mitsubishi UFJ Financial Group Inc.	3,133,244
35,900	Mitsui & Co., Ltd.	1,573,118
4,200	Mitsui Chemicals Inc.	116,413
24,200	Mitsui Fudosan Co., Ltd.	657,260
10,000	Mitsui OSK Lines Ltd.	342,468
65,790	Mizuho Financial Group Inc.	1,226,822
6,400	MonotaRO Co., Ltd.	61,284
17,200	Morinaga Milk Industry Co., Ltd.	356,640
55,100	MS&AD Insurance Group Holdings Inc.	2,730,142
544,500	Murata Manufacturing Co., Ltd.	11,068,351
23,100	Nakanishi Inc.	368,838
15,500	Nankai Electric Railway Co., Ltd.	302,603
6,900	NEC Corp.	465,343

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 18.6% — (continued)
9,500	Nexon Co., Ltd.	$156,582
36,400	Nichicon Corp.	297,926
12,000	Nidec Corp.	455,604
47,200	Nintendo Co., Ltd.	2,641,673
68	Nippon Accommodations Fund Inc., REIT, Class A Shares(a).	257,752
38	Nippon Building Fund Inc., REIT	146,320
13,800	Nippon Electric Glass Co., Ltd.	333,157
1,800	Nippon Express Holdings Inc.	95,079
26,200	Nippon Paint Holdings Co., Ltd.	195,299
66	Nippon Prologis REIT Inc.	110,467
4,300	Nippon Sanso Holdings Corp.	124,772
24,300	Nippon Steel Corp.	603,600
815,200	Nippon Telegraph & Telephone Corp.	992,656
12,500	Nippon Yusen KK	398,402
3,100	Nissan Chemical Corp.	129,650
63,800	Nissan Motor Co., Ltd.	250,998
6,200	Nissin Foods Holdings Co., Ltd.	181,015
95,900	Nissui Corp.	609,361
16,500	Nitori Holdings Co., Ltd.	2,422,705
9,500	Nitto Boseki Co., Ltd.	352,935
4,000	Nitto Denko Corp.	366,178
84,500	Nomura Holdings Inc.	479,897
3,000	Nomura Real Estate Holdings Inc.	74,650
105	Nomura Real Estate Master Fund Inc., REIT.	104,287
10,280	Nomura Research Institute Ltd.	288,919
18,500	NTT Data Group Corp.	301,168
18,300	Obayashi Corp.	177,458
19,700	Obic Co., Ltd.	3,081,251
8,700	Odakyu Electric Railway Co., Ltd.	122,321
33,100	Olympus Corp.	471,030
4,800	Omron Corp.	179,697
9,200	Ono Pharmaceutical Co., Ltd.	152,339
1,100	Oracle Corp. Japan	84,303
30,500	Oriental Land Co., Ltd.	1,092,927
31,900	ORIX Corp.	670,425
10,400	Osaka Gas Co., Ltd.	207,454
2,800	Otsuka Corp.	123,083
11,400	Otsuka Holdings Co., Ltd.	462,450
10,500	Pan Pacific International Holdings Corp.	246,107
60,800	Panasonic Holdings Corp.	573,098
38,600	Park24 Co., Ltd.*	458,418
37,300	Rakuten Group Inc.	205,112
85,900	Recruit Holdings Co., Ltd.	3,479,939
40,900	Renesas Electronics Corp.	672,847
80,700	Rengo Co., Ltd.	538,523
56,400	Resona Holdings Inc.	307,202
19,400	Resorttrust Inc.	333,920
13,400	Ricoh Co., Ltd.	111,225
8,800	Rohm Co., Ltd.	150,249
93,100	Round One Corp.	436,045
53,500	Sankyo Co., Ltd.	610,225
10,100	Sankyu Inc.	356,975
55,900	Santen Pharmaceutical Co., Ltd.	554,699
39,300	Sanwa Holdings Corp.	697,340
6,900	SBI Holdings Inc.	185,488
2,200	SCREEN Holdings Co., Ltd.	274,936

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 18.6% — (continued)
3,900	SCSK Corp.	$71,897
5,900	Secom Co., Ltd.	430,170
7,000	Seiko Epson Corp.	113,273
114,000	Sekisui Chemical Co., Ltd.	1,609,493
16,300	Sekisui House Ltd.	363,695
382,800	Seven & i Holdings Co., Ltd.	5,700,462
9,700	SG Holdings Co., Ltd.	121,700
8,100	Sharp Corp.	44,242
67,400	Shimadzu Corp.	1,840,164
8,800	Shimamura Co., Ltd.	467,883
9,200	Shimano Inc.	1,282,215
13,600	Shimizu Corp.	78,746
180,300	Shin-Etsu Chemical Co., Ltd.	7,701,023
7,000	Shionogi & Co., Ltd.	349,125
10,300	Shiseido Co., Ltd.	281,045
13,200	Shizuoka Financial Group Inc.	129,300
12,900	SMC Corp.	7,781,545
14,000	Socionext Inc.	360,411
78,000	Softbank Corp.	1,027,078
28,400	SoftBank Group Corp.	1,695,408
8,200	Sompo Holdings Inc.	481,317
71,200	Sony Group Corp.	6,121,392
2,200	Square Enix Holdings Co., Ltd.	93,196
16,300	Subaru Corp.	371,248
11,800	SUMCO Corp.	185,477
7,700	Sumitomo Bakelite Co., Ltd.	442,604
28,300	Sumitomo Corp.	663,493
21,000	Sumitomo Electric Industries Ltd.	312,206
16,000	Sumitomo Forestry Co., Ltd.	457,409
6,800	Sumitomo Metal Mining Co., Ltd.	177,364
110,400	Sumitomo Mitsui Financial Group Inc.	6,148,549
17,200	Sumitomo Mitsui Trust Holdings Inc.	348,810
7,900	Sumitomo Realty & Development Co., Ltd.	234,392
4,100	Suntory Beverage & Food Ltd.	134,707
10,800	Suzuki Motor Corp.	474,079
62,800	Sysmex Corp.	3,536,173
13,600	T&D Holdings Inc.	236,409
4,100	Taisei Corp.	129,018
179,854	Takeda Pharmaceutical Co., Ltd.	5,267,933
16,900	Takeuchi Manufacturing Co., Ltd.	594,360
10,700	TDK Corp.	557,515
154,800	Terumo Corp.	6,041,552
6,300	TIS Inc.	142,014
4,700	Tobu Railway Co., Ltd.	120,116
2,900	Toho Co., Ltd.	94,105
50,000	Tokio Marine Holdings Inc.	1,459,162
38,100	Tokyo Electric Power Co. Holdings Inc.*	205,842
13,000	Tokyo Electron Ltd.	3,214,908
9,600	Tokyo Gas Co., Ltd.	210,108
10,400	Tokyo Seimitsu Co., Ltd.	719,186
30,400	Tokyo Tatemono Co., Ltd.	441,010
14,900	Tokyu Corp.	189,763
49,700	Tokyu Fudosan Holdings Corp.	326,642
6,900	TOPPAN Holdings Inc.	164,513
38,200	Toray Industries Inc.	175,848
3,200	TOTO Ltd.	86,665

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 18.6% — (continued)
10,700	Toyo Suisan Kaisha Ltd.	$622,304
30,800	Toyo Tire Corp.	558,446
22,300	Toyoda Gosei Co., Ltd.	459,377
19,600	Toyota Industries Corp.	1,952,848
383,700	Toyota Motor Corp.	9,209,086
6,000	Toyota Tsusho Corp.	388,535
3,800	Trend Micro Inc.	185,142
11,300	Unicharm Corp.	375,123
6,200	USS Co., Ltd.	108,070
6,500	West Japan Railway Co.	270,244
7,300	Yakult Honsha Co., Ltd.	157,181
56,700	Yamaguchi Financial Group Inc.	575,306
3,500	Yamaha Corp.	76,742
22,400	Yamaha Motor Co., Ltd.	200,551
7,100	Yamato Holdings Co., Ltd.	108,058
7,100	Yaskawa Electric Corp.	290,972
5,600	Yokogawa Electric Corp.	118,469
2,700	Zensho Holdings Co., Ltd.	118,439
4,100	ZOZO Inc.	92,965

	Total Japan	240,669,806

Jersey, Channel Islands — 0.0%@
50,491	Arcadium Lithium PLC*	254,964

Jordan — 0.0%@
25,844	Hikma Pharmaceuticals PLC	640,794

Luxembourg — 0.1%
14,367	ArcelorMittal SA	374,915
3,677	Eurofins Scientific SE	219,754
13,048	Tenaris SA	232,370

	Total Luxembourg	827,039

Macau — 0.1%
288,000	MGM China Holdings Ltd.*	464,719
66,800	Sands China Ltd.*	190,419

	Total Macau	655,138

Netherlands — 5.2%
12,450	ABN AMRO Bank NV, Dutch Certificate, GDR(c)	199,913
593	Adyen NV*(c)	937,004
40,981	Aegon Ltd.	245,790
90,228	Akzo Nobel NV	6,571,165
1,613	Argenx SE*	607,446
1,203	ASM International NV	738,711
25,228	ASML Holding NV	23,868,742
20,123	ASR Nederland NV	928,105
7,093	BE Semiconductor Industries NV	1,287,708
9,034	Euronext NV(c)	832,808
2,537	EXOR NV	273,828
33,507	Fugro NV*	740,276
3,428	Heineken Holding NV	264,664
18,471	Heineken NV	1,706,987
1,548	IMCD NV	235,908
465,990	ING Groep NV	6,396,196
3,106	JDE Peet’s NV	70,952
26,361	Koninklijke Ahold Delhaize NV	784,206
91,711	Koninklijke KPN NV	335,250

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Netherlands — 5.2% — (continued)
328,085	Koninklijke Philips NV*	$6,567,966
7,356	NN Group NV	327,754
16,014	OCI NV	422,098
276,841	Pharming Group NV*	309,042
40,712	Prosus NV*	1,188,783
5,939	QIAGEN NV*	254,501
3,064	Randstad NV	169,120
99,000	Stellantis NV	2,595,963
90,209	Universal Music Group NV	2,718,655
33,563	Wolters Kluwer NV	5,291,322

	Total Netherlands	66,870,863

New Zealand — 0.1%
35,093	Auckland International Airport Ltd.	173,037
15,833	Fisher & Paykel Healthcare Corp., Ltd.	235,955
18,172	Mercury NZ Ltd.	73,884
36,552	Meridian Energy Ltd.	133,195
53,388	Spark New Zealand Ltd.	164,922
3,844	Xero Ltd.*	318,737

	Total New Zealand	1,099,730

Norway — 0.4%
9,828	Adevinta ASA, Class B Shares*	104,990
8,447	Aker BP ASA	205,090
119,657	DNB Bank ASA	2,393,420
24,798	Equinor ASA	610,129
4,942	Gjensidige Forsikring ASA	78,047
2,618	Kongsberg Gruppen ASA	166,814
13,214	Mowi ASA	254,965
182,835	Norsk Hydro ASA	941,433
18,559	Orkla ASA	133,027
1,793	Salmar ASA	113,700
16,758	Telenor ASA	183,387
4,669	Yara International ASA	145,224

	Total Norway	5,330,226

Portugal — 0.2%
88,591	EDP — Energias de Portugal SA	352,368
12,036	Galp Energia SGPS SA	189,360
82,864	Jeronimo Martins SGPS SA	1,984,790

	Total Portugal	2,526,518

Singapore — 1.0%
1,803,858	CapitaLand Ascendas REIT	3,697,893
146,550	CapitaLand Integrated Commercial Trust, REIT	214,790
73,000	CapitaLand Investment Ltd.	151,866
13,900	City Developments Ltd.	58,900
49,400	DBS Group Holdings Ltd.	1,227,370
338,200	Frasers Logistics & Commercial Trust, REIT	259,764
149,400	Genting Singapore Ltd.	100,894
52,909	Grab Holdings Ltd., Class A Shares*	162,430
2,800	Jardine Cycle & Carriage Ltd.	53,093
39,800	Keppel Ltd.	215,211
85,429	Mapletree Logistics Trust, REIT	94,285
61,400	Mapletree Pan Asia Commercial Trust, REIT	61,850
94,600	Oversea-Chinese Banking Corp., Ltd.	916,355
9,857	Sea Ltd., ADR*	478,262

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Singapore — 1.0% — (continued)
1,278,419	Seatrium Ltd.*	$85,576
192,100	Sembcorp Industries Ltd.	730,445
41,250	Singapore Airlines Ltd.	199,565
19,200	Singapore Exchange Ltd.	135,392
45,300	Singapore Technologies Engineering Ltd.	134,538
227,600	Singapore Telecommunications Ltd.	398,105
174,403	United Overseas Bank Ltd.	3,634,348
54,700	Wilmar International Ltd.	135,460

	Total Singapore	13,146,392

South Korea — 1.6%
3,525	AfreecaTV Co., Ltd.	339,184
17,312	Classys Inc.	417,693
4,758	Dentium Co., Ltd.*	514,492
1,729	Hanmi Pharm Co., Ltd.	433,161
5,744	HD Hyundai Electric Co., Ltd.	535,763
2,069	LEENO Industrial Inc.	325,643
7,700	LOTTE Fine Chemical Co., Ltd.	272,822
850	NongShim Co., Ltd.	221,666
258,211	Samsung Electronics Co., Ltd.	14,135,451
20,774	Samsung Engineering Co., Ltd.*	383,623
3,647	Samsung SDI Co., Ltd.	1,032,910
14,526	SK Hynix Inc.	1,716,593
19,045	SOLUM Co., Ltd.*	413,687
9,006	Youngone Corp.*	297,204

	Total South Korea	21,039,892

Spain — 2.8%
610	Acciona SA	68,195
43,561	Acerinox SA	477,137
6,000	ACS Actividades de Construccion y Servicios SA	246,013
25,852	Aena SME SA(c)	4,893,373
91,389	Amadeus IT Group SA	5,370,891
421,135	Banco Bilbao Vizcaya Argentaria SA	4,183,658
443,422	Banco Santander SA	1,840,175
105,394	Bankinter SA	668,357
104,941	CaixaBank SA	473,180
12,985	Cellnex Telecom SA(c)	467,312
16,014	Cia de Distribucion Integral Logista Holdings SA	429,909
98	Corp. ACCIONA Energias Renovables SA(a)	2,023
8,634	EDP Renovaveis SA	117,635
3,916	Enagas SA	56,485
8,821	Endesa SA	158,703
14,392	Ferrovial SE	538,936
9,187	Grifols SA*	75,287
591,140	Iberdrola SA	6,786,586
24,381	Indra Sistemas SA(a)	465,907
136,067	Industria de Diseno Textil SA	6,030,419
7,711	Laboratorios Farmaceuticos Rovi SA	617,122
65,440	Merlin Properties Socimi SA, REIT	620,125
6,811	Redeia Corp. SA	108,233
35,656	Repsol SA	566,877
130,198	Telefonica SA	531,813

	Total Spain	35,794,351

Sweden — 2.2%
3,354	AFRY AB	52,773

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Sweden — 2.2% — (continued)
8,359	Alfa Laval AB	$314,806
86,440	Assa Abloy AB, Class B Shares	2,470,210
73,875	Atlas Copco AB, Class A Shares	1,281,843
273,616	Atlas Copco AB, Class B Shares	4,099,061
17,053	Avanza Bank Holding AB(a)	376,022
3,252	Axfood AB	90,789
11,160	Beijer Ref AB, Class B Shares	157,577
7,491	Boliden AB	189,918
18,773	Epiroc AB, Class A Shares	340,945
9,471	Epiroc AB, Class B Shares	156,131
10,620	EQT AB	312,001
16,954	Essity AB, Class B Shares	395,345
5,184	Evolution AB(c)	672,459
20,063	Fastighets AB Balder, Class B Shares*	125,142
5,652	Getinge AB, Class B Shares	111,988
17,610	H & M Hennes & Mauritz AB, Class B Shares	238,820
57,247	Hexagon AB, Class B Shares	672,710
2,318	Holmen AB, Class B Shares	93,067
10,691	Husqvarna AB, Class B Shares	82,491
3,371	Industrivarden AB, Class A Shares	114,952
3,815	Industrivarden AB, Class C Shares	129,938
7,668	Indutrade AB	202,938
4,018	Investment AB Latour, Class B Shares	101,908
47,346	Investor AB, Class B Shares	1,191,716
1,878	L E Lundbergforetagen AB, Class B Shares	102,060
6,664	Lifco AB, Class B Shares	177,819
10,831	Loomis AB, Class B Shares	292,529
25,565	NCC AB, Class B Shares	345,977
108,797	Nibe Industrier AB, Class B Shares	609,437
2,073	Saab AB, Class B Shares	163,344
5,707	Sagax AB, Class B Shares	135,334
150,921	Sandvik AB	3,401,916
12,153	Securitas AB, Class B Shares	130,945
43,224	Skandinaviska Enskilda Banken AB, Class A Shares	641,653
9,673	Skanska AB, Class B Shares	178,407
9,547	SKF AB, Class B Shares	208,107
10,457	Spotify Technology SA*	2,681,279
16,329	Svenska Cellulosa AB SCA, Class B Shares(a)	230,975
168,884	Svenska Handelsbanken AB, Class A Shares	2,020,420
23,297	Swedbank AB, Class A Shares	511,320
5,633	Swedish Orphan Biovitrum AB*	138,307
13,201	Tele2 AB, Class B Shares	110,736
80,382	Telefonaktiebolaget LM Ericsson, Class B Shares	437,807
69,034	Telia Co. AB	164,366
14,845	Trelleborg AB, Class B Shares	540,040
5,768	Volvo AB, Class A Shares	160,808
41,530	Volvo AB, Class B Shares	1,143,108
21,268	Volvo Car AB, Class B Shares*	77,782
47,307	Wihlborgs Fastigheter AB	382,254

	Total Sweden	28,962,280

Switzerland — 8.4%
43,641	ABB Ltd., Class Registered Shares	2,011,192
11,783	Accelleron Industries AG	397,463
12,563	Adecco Group AG, Class Registered Shares	504,128
36,921	Alcon Inc.	3,142,557

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Switzerland — 8.4% — (continued)
2,436	Avolta AG*	$95,404
1,151	Bachem Holding AG, Class B Shares	91,199
3,450	Baloise Holding AG, Class Registered Shares	556,797
818	Banque Cantonale Vaudoise, Class Registered Shares	98,003
88	Barry Callebaut AG, Class Registered Shares	123,719
515	BKW AG	72,250
796	Bucher Industries AG, Class Registered Shares	336,964
143	Chocoladefabriken Lindt & Spruengli AG	1,750,832
3	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	360,341
52,920	Cie Financiere Richemont SA, Class Registered Shares	8,447,227
6,689	Clariant AG, Class Registered Shares*	82,832
29,108	Coca-Cola HBC AG*	906,280
5,085	DSM-Firmenich AG	544,581
202	EMS-Chemie Holding AG, Class Registered Shares	140,907
2,097	Flughafen Zurich AG, Class Registered Shares	442,689
7,618	Galenica AG(c)	654,667
921	Geberit AG, Class Registered Shares	535,448
252	Givaudan SA, Class Registered Shares	1,058,041
285,555	Glencore PLC	1,355,203
1,066	Helvetia Holding AG, Class Registered Shares	150,661
14,193	Holcim AG*	1,157,920
33,923	Julius Baer Group Ltd.	1,816,265
14,287	Kuehne + Nagel International AG, Class Registered Shares	4,810,316
7,698	Logitech International SA, Class Registered Shares	679,290
11,827	Lonza Group AG, Class Registered Shares	6,190,364
129,697	Nestlé SA, Class Registered Shares	13,478,999
144,965	Novartis AG, Class Registered Shares	14,654,468
623	Partners Group Holding AG	894,864
6,016	PSP Swiss Property AG, Class Registered Shares	765,631
75,705	Roche Holding AG	19,858,230
11,010	Sandoz Group AG*	342,264
1,188	Schindler Holding AG	313,101
580	Schindler Holding AG, Class Registered Shares	147,565
28,569	SGS SA, Class Registered Shares	2,742,215
702	Siegfried Holding AG, Class Registered Shares*	703,791
8,589	SIG Group AG*	170,135
4,166	Sika AG, Class Registered Shares	1,204,881
1,458	Sonova Holding AG, Class Registered Shares	449,390
3,076	Straumann Holding AG, Class Registered Shares	485,903
5,488	Sulzer AG, Class Registered Shares	642,155
715	Swatch Group AG (The)	168,838
1,832	Swatch Group AG (The), Class Registered Shares	83,900
803	Swiss Life Holding AG, Class Registered Shares	583,071
2,099	Swiss Prime Site AG, Class Registered Shares	200,614
8,240	Swiss Re AG	993,741
712	Swisscom AG, Class Registered Shares	406,740
2,858	Swissquote Group Holding SA, Class Registered Shares	760,281
5,991	Temenos AG, Class Registered Shares	450,827
89,827	UBS Group AG, Class Registered Shares	2,563,011
9,365	VAT Group AG(c)	4,697,623
4,002	Zurich Insurance Group AG	2,128,159

	Total Switzerland	108,403,937

Taiwan — 0.6%
57,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,238,842
46,600	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,996,022

	Total Taiwan	7,234,864

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom — 16.9%
26,528	3i Group PLC	$827,204
9,981	4imprint Group PLC	719,593
47,125	Abrdn PLC	93,618
7,256	Admiral Group PLC	244,330
92,581	Anglo American PLC	1,993,663
8,151	ARM Holdings PLC, ADR*(a)	1,149,617
11,942	Ashtead Group PLC	862,028
9,437	Associated British Foods PLC	270,900
117,423	AstraZeneca PLC	14,868,216
25,005	Auto Trader Group PLC(c)	233,908
72,657	Aviva PLC	410,604
188,785	BAE Systems PLC	2,960,965
105,824	Balfour Beatty PLC	453,530
4,373,041	Barclays PLC	9,131,415
27,611	Barratt Developments PLC	162,733
63,209	Beazley PLC	520,907
38,686	Berkeley Group Holdings PLC	2,269,482
1,820,767	BP PLC	10,632,052
205,377	British American Tobacco PLC	6,094,783
90,717	British Land Co. PLC (The), REIT	400,333
171,793	BT Group PLC	227,212
52,963	Bunzl PLC	2,111,522
94,983	Burberry Group PLC	1,540,426
153,603	Centrica PLC	244,149
5,783	Coca-Cola Europacific Partners PLC	396,887
349,188	Compass Group PLC	9,569,443
20,781	Computacenter PLC	762,053
141,683	ConvaTec Group PLC(c)	440,648
14,058	Croda International PLC	846,565
18,549	CVS Group PLC	345,688
397,967	Diageo PLC	14,891,358
227,726	Dowlais Group PLC	261,989
43,555	Drax Group PLC	256,103
20,024	Dunelm Group PLC	291,805
54,930	easyJet PLC	377,513
22,193	Endeavour Mining PLC	363,542
17,393	Entain PLC	201,029
3,541	Ferguson PLC	748,744
667,500	GSK PLC	14,020,697
161,648	Haleon PLC	678,400
10,215	Halma PLC	297,037
81,188	Harbour Energy PLC	258,900
8,790	Hargreaves Lansdown PLC	81,121
750,411	HSBC Holdings PLC	5,849,333
34,716	IG Group Holdings PLC	307,223
18,312	IMI PLC	401,036
23,488	Imperial Brands PLC	506,413
53,507	Inchcape PLC	462,316
36,719	Informa PLC	375,819
4,514	InterContinental Hotels Group PLC	479,127
15,235	Intermediate Capital Group PLC	370,518
4,394	Intertek Group PLC	257,312
47,083	J Sainsbury PLC	148,770
64,038	JD Sports Fashion PLC	95,429
23,224	JET2 PLC	409,147
930,782	Kingfisher PLC	2,757,244

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

United Kingdom — 16.9% — (continued)
20,089	Land Securities Group PLC, REIT	$157,301
1,178,956	Legal & General Group PLC	3,606,314
1,741,980	Lloyds Banking Group PLC	1,024,809
11,392	London Stock Exchange Group PLC	1,276,756
151,494	LondonMetric Property PLC, REIT	346,261
63,316	M&G PLC	179,758
171,945	Man Group PLC	528,929
205,782	Marks & Spencer Group PLC	615,476
36,064	Melrose Industries PLC	289,325
11,912	Mondi PLC	211,770
168,085	Moneysupermarket.com Group PLC	521,384
213,427	National Grid PLC	2,796,219
917,411	NatWest Group PLC	2,771,059
3,233	Next PLC	340,420
17,668	Ocado Group PLC*	114,875
96,992	OSB Group PLC	509,702
17,783	Pearson PLC	215,756
9,115	Persimmon PLC	157,092
18,541	Phoenix Group Holdings PLC	116,489
82,654	QinetiQ Group PLC	387,878
170,096	Reckitt Benckiser Group PLC	10,734,579
240,597	RELX PLC	10,540,789
68,329	Rentokil Initial PLC	378,473
50,133	Rio Tinto PLC	3,217,507
3,690,935	Rolls-Royce Holdings PLC*	17,222,278
35,323	Safestore Holdings PLC, REIT	341,473
27,052	Sage Group PLC (The)	426,016
24,043	Schroders PLC	119,523
225,854	Segro PLC, REIT	2,413,674
262,240	Serco Group PLC	621,799
7,477	Severn Trent PLC	235,971
576,243	Shell PLC	18,030,031
23,247	Smith & Nephew PLC	307,239
9,774	Smiths Group PLC	198,551
9,235	Spectris PLC	408,848
2,011	Spirax-Sarco Engineering PLC	262,387
102,447	SSE PLC	2,102,707
14,943	St. James’s Place PLC	95,000
61,992	Standard Chartered PLC	522,839
36,265	Tate & Lyle PLC	274,966
332,298	Taylor Wimpey PLC	578,878
192,892	Tesco PLC	679,246
173,272	Tritax Big Box REIT PLC	322,243
207,580	Unilever PLC	10,152,297
18,263	United Utilities Group PLC	236,449
162,313	Virgin Money UK PLC	319,134
633,262	Vodafone Group PLC	557,636
15,349	Weir Group PLC (The)	355,460
168,136	WH Smith PLC	2,609,513
37,522	Whitbread PLC	1,565,886
17,287	Wise PLC, Class A Shares*	200,541
28,717	WPP PLC	257,458

	Total United Kingdom	218,389,363

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value
United States — 0.4%
671		Booking Holdings Inc.*	$2,327,585
16,414		International Game Technology PLC	445,969
19,245		Liberty Media Corp.-Liberty Formula One, Class C Shares*	1,400,266
2,027		Linde PLC	909,758

		Total United States	5,083,578

Uruguay — 0.0%@
392		MercadoLibre Inc.*	625,358

		TOTAL COMMON STOCKS (Cost — $991,420,311)	1,260,465,534

PREFERRED STOCKS — 0.3%

Germany — 0.3%
1,468		Bayerische Motoren Werke AG, Class Preferred Shares	160,803
18,119		Dr ING hc F Porsche AG, Class Preferred Shares(c)	1,691,807
4,720		Henkel AG & Co. KGaA, Class Preferred Shares	355,023
4,200		Porsche Automobil Holding SE, Class Preferred Shares	224,248
721		Sartorius AG, Class Preferred Shares	272,595
5,547		Volkswagen AG, Class Preferred Shares	751,818

		TOTAL PREFERRED STOCKS (Cost — $3,368,340)	3,456,294

OPEN END MUTUAL FUND SECURITY — 0.1%

United States — 0.1%
33,646		Vanguard FTSE Developed Markets ETF, Common Class Shares (Cost — $1,398,743)	1,637,887

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $996,187,394)	1,265,559,715

Face Amount†

SHORT-TERM INVESTMENTS (d) — 2.8%

MONEY MARKET FUND — 0.9%
$12,203,970		Invesco STIT — Government & Agency Portfolio, Institutional Class, 5.173%(e) (Cost — $12,203,970)	12,203,970

TIME DEPOSITS — 1.9%
9,312	NZD	ANZ National Bank — Hong Kong, 3.250% due 3/1/24	5,669
		BBH — New York:
170,230	DKK	2.500% due 3/1/24	24,684
223,849	SEK	2.700% due 3/1/24	21,595
432,847	NOK	3.320% due 3/1/24	40,761
2,348	CAD	3.830% due 3/1/24	1,730
379,124	GBP	4.150% due 3/1/24	478,606
		BNP Paribas — Paris:
420,245	CHF	0.520% due 3/1/24	475,229
60,897	AUD	3.100% due 3/1/24	39,580
1,337	ZAR	6.430% due 3/1/24	70
277,137	EUR	Citibank — London, 2.820% due 3/1/24	299,530
13,922,644		Citibank — New York, 4.680% due 3/1/24	13,922,644
200,823	HKD	HSBC Bank — Hong Kong, 3.000% due 3/1/24	25,650
8,451	SGD	HSBC Bank — Singapore, 2.560% due 3/1/24	6,280
7,123,473		JPMorgan Chase & Co. — New York, 4.680% due 3/1/24	7,123,473
		Skandinaviska Enskilda Banken AB — Stockholm:
607,909	EUR	2.820% due 3/1/24	657,028
1,290,418		4.680% due 3/1/24	1,290,418

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Face Amount†		Security	Value

TIME DEPOSITS — 1.9% — (continued)
		Sumitomo Mitsui Banking Corp. — Tokyo:
2,820,596	JPY	(0.420)% due 3/1/24	$18,815
$205,669		4.680% due 3/1/24	205,669

		TOTAL TIME DEPOSITS (Cost — $24,637,431)	24,637,431

		TOTAL SHORT-TERM INVESTMENTS (Cost — $36,841,401)	36,841,401

		TOTAL INVESTMENTS — 100.6% (Cost — $1,033,028,795)	1,302,401,116

		Liabilities in Excess of Other Assets — (0.6)%	(7,645,907)

		TOTAL NET ASSETS — 100.0%	$1,294,755,209

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security trades on the Hong Kong exchange.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 29, 2024, amounts to $19,585,481 and represents 1.5% of net assets.

(d)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 1.9%.
(e)	Represents investments of collateral received from securities lending transactions.

At February 29, 2024, for International Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Equity Fund	$1,033,028,795	$364,862,629	$(95,418,329)	$269,444,300

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
CDI	— Clearing House Electronics System (CHESS) Depositary Interest
ETF	— Exchange-Traded Fund
GDR	— Global Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Summary of Investments by Security Sector^
Industrials	18.3%
Health Care	14.7
Financials	14.7
Consumer Discretionary	11.5
Information Technology	11.4
Consumer Staples	9.4
Materials	6.0
Energy	3.8
Communication Services	3.3
Utilities	2.9
Real Estate	2.1
Short-Term Investments	1.9

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 29, 2024, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Euro STOXX 50 Futures	15	3/24	$748,097	$793,415	$45,318
FTSE 100 Index Futures	4	3/24	383,138	385,107	1,969
SPI 200 Index Futures	2	3/24	245,647	248,931	3,284
TOPIX Index Futures	1	3/24	157,427	178,835	21,408

					$71,979

At February 29, 2024, International Equity Fund had deposited cash of $105,092 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 96.4%

Brazil — 6.1%
107,833	Ambev SA	$272,896
15,076	Atacadao SA	36,667
846,326	B3 SA — Brasil Bolsa Balcao	2,184,386
35,894	Banco Bradesco SA	88,816
27,069	Banco BTG Pactual SA	198,161
192,182	Banco do Brasil SA	2,236,949
7,586	Banco Santander Brasil SA	43,646
301,992	BB Seguridade Participacoes SA	2,025,471
7,319	Caixa Seguridade Participacoes SA	21,158
356,847	CCR SA	989,228
28,032	Centrais Eletricas Brasileiras SA	245,306
7,979	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	127,063
13,971	Cia Siderurgica Nacional SA	47,274
741,998	Cosan SA	2,537,562
4,539	CPFL Energia SA	32,315
5,554	Energisa SA	56,804
21,442	Eneva SA*	55,342
78,912	Engie Brasil Energia SA	667,059
23,918	Equatorial Energia SA	164,461
139,945	Fleury SA	447,912
109,708	Hapvida Participacoes e Investimentos SA*(a)	80,997
8,586	Hypera SA	56,792
17,130	JBS SA	79,466
623,500	JSL SA	1,487,600
18,403	Klabin SA	83,557
20,216	Localiza Rent a Car SA	215,544
72	Localiza Rent a Car SA*	758
22,790	Lojas Renner SA	72,438
66,160	Magazine Luiza SA*	28,349
365,500	Movida Participacoes SA	627,193
19,733	Natura & Co. Holding SA*	64,746
47,600	NU Holdings Ltd., Class A Shares*	527,408
442,490	Odontoprev SA	1,072,644
83,952	Petroleo Brasileiro SA	696,152
101,293	Petróleo Brasileiro SA, ADR	1,673,360
18,960	PRIO SA	166,719
29,394	Raia Drogasil SA	157,528
38,686	Rede D’Or Sao Luiz SA(a)	197,053
29,221	Rumo SA	133,557
31,594	Sendas Distribuidora SA	90,252
17,164	Suzano SA	194,571
18,442	TIM SA	67,410
12,300	TOTVS SA	75,939
16,567	Ultrapar Participações SA	97,851
76,720	Vale SA	1,033,912
65,226	Vale SA, Class B Shares, ADR	874,681
520,800	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	914,640
222,323	Vibra Energia SA	1,156,586
346,439	WEG SA	2,557,051

	Total Brazil	26,963,230

Chile — 1.0%
145,279	Antofagasta PLC	3,337,402
1,063,451	Banco de Chile	123,291
1,424	Banco de Credito e Inversiones SA	39,504

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Chile — 1.0% — (continued)
1,469,702	Banco Santander Chile	$71,472
33,447	Cencosud SA	60,069
448,463	Cia Sud Americana de Vapores SA	31,312
23,513	Empresas CMPC SA	41,742
9,413	Empresas COPEC SA	60,411
473,707	Enel Americas SA	48,299
564,409	Enel Chile SA	33,903
23,830	Falabella SA*	60,435
3,807,181	Latam Airlines Group SA*	47,882
14,044	Sociedad Quimica y Minera de Chile SA, ADR(b)	698,268

	Total Chile	4,653,990

China — 20.9%
9,300	360 Security Technology Inc., Class A Shares*	11,245
3,900	37 Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	10,551
20,000	AAC Technologies Holdings Inc.	49,564
794	Advanced Micro-Fabrication Equipment Inc., Class A Shares	16,129
3,000	AECC Aviation Power Co., Ltd., Class A Shares	14,330
111,800	Agricultural Bank of China Ltd., Class A Shares	64,978
612,000	Agricultural Bank of China Ltd., Class H Shares(c)	251,897
11,877	Aier Eye Hospital Group Co., Ltd., Class A Shares	24,150
13,600	Air China Ltd., Class A Shares*	14,118
40,000	Air China Ltd., Class H Shares*(c)	21,480
11,000	Akeso Inc.*(a)	66,300
498,276	Alibaba Group Holding Ltd.	4,621,743
48,638	Alibaba Group Holding Ltd., ADR	3,600,671
31,400	Aluminum Corp. of China Ltd., Class A Shares	26,277
74,000	Aluminum Corp. of China Ltd., Class H Shares(c)	36,949
351	Amlogic Shanghai Co., Ltd., Class A Shares	2,727
2,500	Angel Yeast Co., Ltd., Class A Shares	11,640
6,100	Anhui Conch Cement Co., Ltd., Class A Shares	20,266
354,837	Anhui Conch Cement Co., Ltd., Class H Shares(c)	776,501
1,000	Anhui Gujing Distillery Co., Ltd., Class A Shares	30,416
2,300	Anhui Gujing Distillery Co., Ltd., Class B Shares	32,563
200	Anhui Yingjia Distillery Co., Ltd., Class A Shares	1,766
600	Anjoy Foods Group Co., Ltd., Class A Shares	7,276
28,800	ANTA Sports Products Ltd.	282,130
700	Asymchem Laboratories Tianjin Co., Ltd., Class A Shares	9,892
1,342	Autohome Inc., ADR	34,879
3,600	Avary Holding Shenzhen Co., Ltd., Class A Shares	10,532
8,199	AVIC Industry-Finance Holdings Co., Ltd., Class A Shares	3,786
44,000	AviChina Industry & Technology Co., Ltd., Class H Shares(c)	18,062
2,200	AVICOPTER PLC, Class A Shares	11,120
16,800	BAIC BluePark New Energy Technology Co., Ltd., Class A Shares*	13,873
3,500	Baidu Inc., ADR*	354,655
50,918	Baidu Inc., Class A Shares*	646,245
19,200	Bank of Beijing Co., Ltd., Class A Shares	13,797
16,600	Bank of Changsha Co., Ltd., Class A Shares	17,909
4,000	Bank of Chengdu Co., Ltd., Class A Shares	7,330
54,930	Bank of China Ltd., Class A Shares	34,079
1,788,000	Bank of China Ltd., Class H Shares(c)	705,634
54,100	Bank of Communications Co., Ltd., Class A Shares	47,050
180,000	Bank of Communications Co., Ltd., Class H Shares(c)	117,918
14,800	Bank of Hangzhou Co., Ltd., Class A Shares	22,757
35,590	Bank of Jiangsu Co., Ltd., Class A Shares	37,881
16,600	Bank of Nanjing Co., Ltd., Class A Shares	20,140

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 20.9% — (continued)
8,290	Bank of Ningbo Co., Ltd., Class A Shares	$25,552
29,640	Bank of Shanghai Co., Ltd., Class A Shares	26,827
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	27,940
14,900	Beijing Dabeinong Technology Group Co., Ltd., Class A Shares	10,883
687	Beijing Kingsoft Office Software Inc., Class A Shares	25,860
2,000	Beijing New Building Materials PLC, Class A Shares	7,796
2,600	Beijing Tongrentang Co., Ltd., Class A Shares	16,057
1,218	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A Shares	12,386
79,200	Beijing-Shanghai High Speed Railway Co., Ltd., Class A Shares	55,504
4,607	Bilibili Inc., Class Z Shares*	44,732
38,300	BOE Technology Group Co., Ltd., Class A Shares	21,208
2,800	BYD Co., Ltd., Class A Shares	73,923
34,500	BYD Co., Ltd., Class H Shares(c)	849,076
17,000	BYD Electronic International Co., Ltd.	64,000
639	Cambricon Technologies Corp., Ltd., Class A Shares*	14,871
1,820	Canmax Technologies Co., Ltd., Class A Shares	5,791
254,000	CGN Power Co., Ltd., Class H Shares(a)(c)	77,223
600	Changchun High & New Technology Industry Group Inc., Class A Shares	10,700
1,100	Changjiang Securities Co., Ltd., Class A Shares	840
3,900	Chaozhou Three-Circle Group Co., Ltd., Class A Shares	13,759
2,300	Chengxin Lithium Group Co., Ltd., Class A Shares	7,009
2,800	China Baoan Group Co., Ltd., Class A Shares	4,603
255,000	China Cinda Asset Management Co., Ltd., Class H Shares(c)	24,476
203,000	China CITIC Bank Corp., Ltd., Class H Shares(c)	108,204
43,000	China Coal Energy Co., Ltd., Class H Shares(c)	46,452
54,000	China Communications Services Corp., Ltd., Class H Shares(c)	22,982
21,100	China Construction Bank Corp., Class A Shares	20,496
5,729,224	China Construction Bank Corp., Class H Shares(c)	3,541,745
6,200	China CSSC Holdings Ltd., Class A Shares	30,546
27,298	China Eastern Airlines Corp., Ltd., Class A Shares*	14,447
47,400	China Energy Engineering Corp., Ltd., Class A Shares	14,340
91,612	China Everbright Bank Co., Ltd., Class A Shares	40,902
52,000	China Everbright Bank Co., Ltd., Class H Shares(c)	16,276
92,000	China Feihe Ltd.(a)	45,872
12,000	China Galaxy Securities Co., Ltd., Class A Shares	20,248
62,000	China Galaxy Securities Co., Ltd., Class H Shares(c)	32,677
10,800	China Greatwall Technology Group Co., Ltd., Class A Shares	15,581
53,000	China Hongqiao Group Ltd.	41,113
3,100	China International Capital Corp., Ltd., Class A Shares	15,023
34,000	China International Capital Corp., Ltd., Class H Shares(a)(c)	42,791
7,200	China Jushi Co., Ltd., Class A Shares	10,012
5,300	China Life Insurance Co., Ltd., Class A Shares	22,308
160,000	China Life Insurance Co., Ltd., Class H Shares(c)	196,476
8,800	China Literature Ltd.*(a)	27,051
80,000	China Longyuan Power Group Corp., Ltd., Class H Shares(c)	56,482
68,000	China Mengniu Dairy Co., Ltd.*	170,802
28,600	China Merchants Bank Co., Ltd., Class A Shares	126,837
908,391	China Merchants Bank Co., Ltd., Class H Shares(c)	3,528,745
17,000	China Merchants Energy Shipping Co., Ltd., Class A Shares	16,978
9,230	China Merchants Securities Co., Ltd., Class A Shares	18,066
6,520	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	8,528
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	31,338
116,200	China Minsheng Banking Corp., Ltd., Class H Shares(c)	40,968
78,000	China National Building Material Co., Ltd., Class H Shares(c)	29,432
34,000	China National Nuclear Power Co., Ltd., Class A Shares	40,962
2,470	China National Software & Service Co., Ltd., Class A Shares	10,980

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 20.9% — (continued)
5,200	China Northern Rare Earth Group High-Tech Co., Ltd., Class A Shares	$13,601
44,000	China Oilfield Services Ltd., Class H Shares(c)	38,805
6,900	China Pacific Insurance Group Co., Ltd., Class A Shares	24,531
59,600	China Pacific Insurance Group Co., Ltd., Class H Shares(c)	113,354
43,800	China Petroleum & Chemical Corp., Class A Shares	37,996
568,000	China Petroleum & Chemical Corp., Class H Shares(c)	314,624
27,800	China Railway Group Ltd., Class A Shares	24,499
93,000	China Railway Group Ltd., Class H Shares(c)	45,404
22,980	China Railway Signal & Communication Corp., Ltd., Class A Shares	15,563
4,498	China Resources Microelectronics Ltd., Class A Shares	26,623
14,000	China Resources Mixc Lifestyle Services Ltd.(a)	42,675
44,500	China Resources Pharmaceutical Group Ltd.(a)	30,039
400	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A Shares	3,052
10,099	China Shenhua Energy Co., Ltd., Class A Shares	54,127
238,500	China Shenhua Energy Co., Ltd., Class H Shares(c)	922,503
20,400	China Southern Airlines Co., Ltd., Class A Shares*	16,761
57,440	China State Construction Engineering Corp., Ltd., Class A Shares	42,647
41,600	China Three Gorges Renewables Group Co., Ltd., Class A Shares	26,672
2,535	China Tourism Group Duty Free Corp., Ltd., Class A Shares	30,445
1,800	China Tourism Group Duty Free Corp., Ltd., Class H Shares(a)(c)	17,710
1,048,000	China Tower Corp., Ltd., Class H Shares(a)(c)	127,255
40,000	China United Network Communications Ltd., Class A Shares	26,658
15,600	China Vanke Co., Ltd., Class A Shares	21,737
503,295	China Vanke Co., Ltd., Class H Shares(c)	390,393
31,600	China Yangtze Power Co., Ltd., Class A Shares	109,834
1,200	China Zhenhua Group Science & Technology Co., Ltd., Class A Shares	9,501
52,390	China Zheshang Bank Co., Ltd., Class A Shares	20,217
1,800	Chongqing Brewery Co., Ltd., Class A Shares	16,363
8,682	Chongqing Changan Automobile Co., Ltd., Class A Shares	17,822
3,000	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares	22,232
132,000	CITIC Ltd.	132,899
17,365	CITIC Securities Co., Ltd., Class A Shares	51,330
36,925	CITIC Securities Co., Ltd., Class H Shares(c)	68,502
26,600	CMOC Group Ltd., Class A Shares	22,703
75,000	CMOC Group Ltd., Class H Shares(c)	46,421
1,300	CNGR Advanced Material Co., Ltd., Class A Shares	8,560
16,100	CNPC Capital Co., Ltd., Class A Shares	13,854
74,180	Contemporary Amperex Technology Co., Ltd., Class A Shares	1,683,389
45,800	COSCO SHIPPING Development Co., Ltd., Class A Shares	15,637
5,300	COSCO Shipping Energy Transportation Co., Ltd., Class A Shares	10,127
32,000	COSCO Shipping Energy Transportation Co., Ltd., Class H Shares(c)	30,210
20,720	COSCO SHIPPING Holdings Co., Ltd., Class A Shares	30,140
63,750	COSCO SHIPPING Holdings Co., Ltd., Class H Shares(c)	68,607
268,000	Country Garden Holdings Co., Ltd.*	21,990
52,000	Country Garden Services Holdings Co., Ltd.	39,592
51,400	CRRC Corp., Ltd., Class A Shares	45,508
76,000	CRRC Corp., Ltd., Class H Shares(c)	39,232
8,700	CSC Financial Co., Ltd., Class A Shares	28,009
2,400	CSPC Innovation Pharmaceutical Co., Ltd., Class A Shares	11,402
205,120	CSPC Pharmaceutical Group Ltd.	159,788
21,700	Daqin Railway Co., Ltd., Class A Shares	22,472
3,283	DaShenLin Pharmaceutical Group Co., Ltd., Class A Shares	10,804
600	Dongfang Electric Corp., Ltd., Class A Shares	1,362
62,000	Dongfeng Motor Group Co., Ltd., Class H Shares(c)	26,555
10,000	East Buy Holding Ltd.*(a)(b)	30,832
19,025	East Money Information Co., Ltd., Class A Shares	37,071

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 20.9% — (continued)
600	Eastroc Beverage Group Co., Ltd., Class A Shares	$14,904
900	Ecovacs Robotics Co., Ltd., Class A Shares	4,663
18,600	ENN Energy Holdings Ltd.	153,122
246,799	ENN Natural Gas Co., Ltd., Class A Shares	640,373
2,000	Eoptolink Technology Inc. Ltd., Class A Shares	16,666
2,581	Eve Energy Co., Ltd., Class A Shares	13,734
7,300	Everbright Securities Co., Ltd., Class A Shares	17,120
4,000	Flat Glass Group Co., Ltd., Class A Shares	12,102
10,000	Flat Glass Group Co., Ltd., Class H Shares(c)	18,553
20,800	Focus Media Information Technology Co., Ltd., Class A Shares	18,189
5,686	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	32,088
53,500	Fosun International Ltd.	30,903
17,700	Founder Securities Co., Ltd., Class A Shares	18,734
15,000	Foxconn Industrial Internet Co., Ltd., Class A Shares	38,939
587,000	Fu Shou Yuan International Group Ltd.	384,098
104,800	Full Truck Alliance Co., Ltd., ADR*	691,680
4,100	Fuyao Glass Industry Group Co., Ltd., Class A Shares	24,633
13,600	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(c)	68,227
3,220	Ganfeng Lithium Group Co., Ltd., Class A Shares	17,914
8,120	Ganfeng Lithium Group Co., Ltd., Class H Shares(a)(c)	26,852
21,800	GD Power Development Co., Ltd., Class A Shares	14,163
15,100	GEM Co., Ltd., Class A Shares	11,237
26,000	Genscript Biotech Corp.*	52,628
9,000	GF Securities Co., Ltd., Class A Shares	17,720
16,800	GF Securities Co., Ltd., Class H Shares(c)	18,119
5,700	Giant Network Group Co., Ltd., Class A Shares	8,903
924	Gigadevice Semiconductor Inc., Class A Shares	9,395
4,300	GoerTek Inc., Class A Shares	9,937
2,700	Goldwind Science & Technology Co., Ltd., Class A Shares	2,864
1,100	Goneo Group Co., Ltd., Class A Shares	15,573
2,000	Gotion High-tech Co., Ltd., Class A Shares*	5,500
4,100	Great Wall Motor Co., Ltd., Class A Shares	13,318
55,500	Great Wall Motor Co., Ltd., Class H Shares(c)	62,892
222,600	Gree Electric Appliances Inc. of Zhuhai, Class A Shares	1,204,707
2,200	Guangdong Haid Group Co., Ltd., Class A Shares	13,165
7,700	Guanghui Energy Co., Ltd., Class A Shares	8,003
88,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(c)	38,138
2,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A Shares	10,673
7,900	Guangzhou Haige Communications Group Inc. Co., Class A Shares	12,675
1,100	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A Shares	9,205
600	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A Shares	3,268
3,220	Guangzhou Tinci Materials Technology Co., Ltd., Class A Shares	9,229
9,400	Guosen Securities Co., Ltd., Class A Shares	11,263
16,600	Guotai Junan Securities Co., Ltd., Class A Shares	34,777
5,900	Guoyuan Securities Co., Ltd., Class A Shares	5,719
5,279	H World Group Ltd., ADR	193,000
35,000	Haidilao International Holding Ltd.(a)	63,865
7,300	Haier Smart Home Co., Ltd., Class A Shares	24,404
52,400	Haier Smart Home Co., Ltd., Class H Shares(c)	159,624
70,600	Hainan Airlines Holding Co., Ltd., Class A Shares*	14,013
29,200	Hainan Airport Infrastructure Co., Ltd., Class A Shares*	15,157
16,000	Haitian International Holdings Ltd.	40,432
9,300	Haitong Securities Co., Ltd., Class A Shares	11,797
67,200	Haitong Securities Co., Ltd., Class H Shares(c)	33,432
700	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A Shares	734
3,528	Hangzhou First Applied Material Co., Ltd., Class A Shares	13,639

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 20.9% — (continued)
2,700	Hangzhou Silan Microelectronics Co., Ltd., Class A Shares	$7,832
400	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares	2,505
28,000	Hansoh Pharmaceutical Group Co., Ltd.(a)	49,448
1,600	Henan Shenhuo Coal & Power Co., Ltd., Class A Shares	4,104
5,300	Henan Shuanghui Investment & Development Co., Ltd., Class A Shares	21,490
280,500	Hengan International Group Co., Ltd.	867,868
10,778	Hengli Petrochemical Co., Ltd., Class A Shares*	18,990
8,200	Hengtong Optic-electric Co., Ltd., Class A Shares	13,930
2,990	Hengyi Petrochemical Co., Ltd., Class A Shares*	2,871
699	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	13,300
14,100	HLA Group Corp., Ltd., Class A Shares	16,863
900	Hoshine Silicon Industry Co., Ltd., Class A Shares	6,622
12,000	Hua Hong Semiconductor Ltd.*(a)	25,825
18,400	Huadian Power International Corp., Ltd., Class A Shares	15,805
1,694	Huadong Medicine Co., Ltd., Class A Shares	7,878
15,100	Huafon Chemical Co., Ltd., Class A Shares	14,293
3,500	Huagong Tech Co., Ltd., Class A Shares	15,317
2,260	Hualan Biological Engineering Inc., Class A Shares	6,168
22,500	Huaneng Power International Inc., Class A Shares*	27,541
82,000	Huaneng Power International Inc., Class H Shares*(c)	46,135
7,200	Huatai Securities Co., Ltd., Class A Shares	14,538
35,800	Huatai Securities Co., Ltd., Class H Shares(a)(c)	42,263
10,500	Huaxia Bank Co., Ltd., Class A Shares	9,238
323,799	Huayu Automotive Systems Co., Ltd., Class A Shares	785,934
1,000	Huizhou Desay Sv Automotive Co., Ltd., Class A Shares	14,241
3,200	Humanwell Healthcare Group Co., Ltd., Class A Shares	9,771
3,785	Hundsun Technologies Inc., Class A Shares	12,830
7,200	Hygeia Healthcare Holdings Co., Ltd.(a)	27,105
3,242	Hygon Information Technology Co., Ltd., Class A Shares	38,138
1,100	IEIT Systems Co., Ltd., Class A Shares	5,711
3,900	Iflytek Co., Ltd., Class A Shares	26,747
400	Imeik Technology Development Co., Ltd., Class A Shares	18,152
86,700	Industrial & Commercial Bank of China Ltd., Class A Shares	64,104
1,471,000	Industrial & Commercial Bank of China Ltd., Class H Shares(c)	760,023
31,400	Industrial Bank Co., Ltd., Class A Shares	72,559
19,760	Industrial Securities Co., Ltd., Class A Shares	15,942
800	Ingenic Semiconductor Co., Ltd., Class A Shares	7,278
62,900	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares*	13,465
7,700	Inner Mongolia Dian Tou Energy Corp., Ltd., Class A Shares	17,700
16,300	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares	8,764
8,700	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	34,247
29,900	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares	60,154
26,500	Innovent Biologics Inc.*(a)	143,676
9,276	iQIYI Inc., ADR*	34,228
2,200	Isoftstone Information Technology Group Co., Ltd., Class A Shares*	13,787
4,116	JA Solar Technology Co., Ltd., Class A Shares	10,739
2,600	Jason Furniture Hangzhou Co., Ltd., Class A Shares	13,501
4,000	JCET Group Co., Ltd., Class A Shares	14,560
26,000	JD Health International Inc.*(a)	99,211
45,200	JD Logistics Inc.*(a)	44,652
69,935	JD.com Inc., ADR	1,581,930
97,594	JD.com Inc., Class A Shares	1,104,384
7,400	Jiangsu Eastern Shenghong Co., Ltd., Class A Shares	10,788
24,000	Jiangsu Expressway Co., Ltd., Class H Shares(c)	24,672
1,948	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	15,358
10,301	Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A Shares	60,991

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 20.9% — (continued)
3,000	Jiangsu King’s Luck Brewery JSC Ltd., Class A Shares	$22,357
1,000	Jiangsu Pacific Quartz Co., Ltd., Class A Shares	11,093
1,800	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A Shares	25,233
1,430	Jiangsu Yangnong Chemical Co., Ltd., Class A Shares	10,876
3,200	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A Shares	15,840
6,200	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares	11,280
5,300	Jiangxi Copper Co., Ltd., Class A Shares	14,418
19,000	Jiangxi Copper Co., Ltd., Class H Shares(c)	28,371
9,597	Jinko Solar Co., Ltd., Class A Shares	11,777
800	JiuGui Liquor Co., Ltd., Class A Shares	6,790
6,800	Joincare Pharmaceutical Group Industry Co., Ltd., Class A Shares	11,401
2,130	Jointown Pharmaceutical Group Co., Ltd., Class A Shares	2,408
2,200	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A Shares*	7,729
1,268	Kangmei Pharmaceutical Co., Ltd., Class A Shares*#(d)	2
5,567	Kanzhun Ltd., ADR	87,124
74,752	KE Holdings Inc., ADR	1,015,880
66,000	Kingdee International Software Group Co., Ltd.*	71,543
22,400	Kingsoft Corp., Ltd.	62,496
52,800	Kuaishou Technology, Class B Shares*(a)	301,225
2,800	Kunlun Tech Co., Ltd., Class A Shares*	15,526
1,788	Kweichow Moutai Co., Ltd., Class A Shares	420,733
1,714,000	Lenovo Group Ltd.	1,904,439
9,000	Lens Technology Co., Ltd., Class A Shares	15,127
4,500	Lepu Medical Technology Beijing Co., Ltd., Class A Shares	9,425
26,006	Li Auto Inc., Class A Shares*	594,255
56,000	Li Ning Co., Ltd.	140,007
70,500	Liaoning Port Co., Ltd., Class A Shares	14,491
14,500	Lingyi iTech Guangdong Co., Class A Shares	11,064
3,100	Livzon Pharmaceutical Group Inc., Class A Shares	16,560
39,500	Longfor Group Holdings Ltd.(a)	49,546
9,072	LONGi Green Energy Technology Co., Ltd., Class A Shares	26,741
11,038	Luxshare Precision Industry Co., Ltd., Class A Shares	42,276
2,000	Luzhou Laojiao Co., Ltd., Class A Shares	48,797
3,400	Mango Excellent Media Co., Ltd., Class A Shares	11,695
864	Maxscend Microelectronics Co., Ltd., Class A Shares	12,899
11,300	Meihua Holdings Group Co., Ltd., Class A Shares	16,939
9,480	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A Shares*	7,343
325,983	Meituan, Class B Shares*(a)	3,307,960
36,900	Metallurgical Corp. of China Ltd., Class A Shares	16,995
144,600	Midea Group Co., Ltd., Class A Shares	1,254,475
4,300	Ming Yang Smart Energy Group Ltd., Class A Shares	6,094
8,716	MINISO Group Holding Ltd.	40,191
40,100	MINISO Group Holding Ltd., ADR	735,033
964,000	Minth Group Ltd.	1,641,363
1,749	Montage Technology Co., Ltd., Class A Shares	12,685
6,986	Muyuan Foods Co., Ltd., Class A Shares	37,314
4,680	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A Shares	9,300
10,195	NARI Technology Co., Ltd., Class A Shares	32,719
5,493	National Silicon Industry Group Co., Ltd., Class A Shares*	11,754
700	NAURA Technology Group Co., Ltd., Class A Shares	27,455
84,425	NetEase Inc.	1,819,852
5,803	NetEase Inc., ADR	626,260
2,400	New China Life Insurance Co., Ltd., Class A Shares	10,925
21,000	New China Life Insurance Co., Ltd., Class H Shares(c)	40,328
6,400	New Hope Liuhe Co., Ltd., Class A Shares*	7,880
33,010	New Oriental Education & Technology Group Inc.*	310,835

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 20.9% — (continued)
3,400	Ninestar Corp., Class A Shares	$11,087
1,780	Ningbo Deye Technology Co., Ltd., Class A Shares	20,696
2,100	Ningbo Orient Wires & Cables Co., Ltd., Class A Shares	11,301
5,200	Ningbo Shanshan Co., Ltd., Class A Shares	8,261
800	Ningbo Tuopu Group Co., Ltd., Class A Shares	6,520
10,200	Ningxia Baofeng Energy Group Co., Ltd., Class A Shares	21,554
32,013	NIO Inc., ADR*(b)	184,075
43,200	Nongfu Spring Co., Ltd., Class H Shares(a)(c)	245,503
1,000	Oppein Home Group Inc., Class A Shares	9,595
14,464	Orient Securities Co., Ltd., Class A Shares	17,694
187,000	People’s Insurance Co. Group of China Ltd. (The), Class H Shares(c)	62,195
4,650	Perfect World Co., Ltd., Class A Shares	7,557
21,700	PetroChina Co., Ltd., Class A Shares	26,615
470,000	PetroChina Co., Ltd., Class H Shares(c)	371,331
2,025	Pharmaron Beijing Co., Ltd., Class A Shares	6,578
158,000	PICC Property & Casualty Co., Ltd., Class H Shares(c)	215,918
681,880	Ping An Bank Co., Ltd., Class A Shares	1,002,155
15,800	Ping An Insurance Group Co. of China Ltd., Class A Shares	94,070
834,000	Ping An Insurance Group Co. of China Ltd., Class H Shares(c)	3,714,401
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares	24,419
8,800	Pop Mart International Group Ltd.(a)	22,057
45,300	Postal Savings Bank of China Co., Ltd., Class A Shares	30,427
183,000	Postal Savings Bank of China Co., Ltd., Class H Shares(a)(c)	96,628
22,300	Power Construction Corp. of China Ltd., Class A Shares	15,815
70,700	Proya Cosmetics Co., Ltd., Class A Shares	1,040,834
2,652	Qifu Technology Inc., ADR	40,973
8,300	Qinghai Salt Lake Industry Co., Ltd., Class A Shares*	18,621
4,000	Range Intelligent Computing Technology Group Co., Ltd., Class A Shares	14,318
11,850	Rongsheng Petrochemical Co., Ltd., Class A Shares	16,879
11,800	SAIC Motor Corp., Ltd., Class A Shares	24,498
1,400	Sailun Group Co., Ltd., Class A Shares	2,800
6,100	Sanan Optoelectronics Co., Ltd., Class A Shares	10,532
800	Sangfor Technologies Inc., Class A Shares*	7,039
24,000	Sany Heavy Equipment International Holdings Co., Ltd.	18,628
9,400	Sany Heavy Industry Co., Ltd., Class A Shares	18,186
7,247	Satellite Chemical Co., Ltd., Class A Shares*	16,686
14,700	SDIC Power Holdings Co., Ltd., Class A Shares	29,393
2,700	Seres Group Co., Ltd., Class A Shares*	34,279
7,700	SF Holding Co., Ltd., Class A Shares	40,826
975	SG Micro Corp., Class A Shares	9,585
16,700	Shaanxi Coal Industry Co., Ltd., Class A Shares	59,790
10,950	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A Shares	15,377
5,600	Shandong Gold Mining Co., Ltd., Class A Shares	16,869
15,500	Shandong Gold Mining Co., Ltd., Class H Shares(a)(c)	24,701
2,250	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A Shares	8,558
14,900	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	6,414
6,800	Shandong Sun Paper Industry JSC Ltd., Class A Shares	13,429
62,400	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(c)	40,410
4,620	Shanghai Aiko Solar Energy Co., Ltd., Class A Shares	9,700
2,548	Shanghai Bairun Investment Holding Group Co., Ltd., Class A Shares	7,111
101,138	Shanghai Baosight Software Co., Ltd., Class A Shares	657,390
14,664	Shanghai Baosight Software Co., Ltd., Class B Shares	32,999
39,300	Shanghai Electric Group Co., Ltd., Class A Shares*	23,136
4,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	13,644
483,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(c)	871,134
163	Shanghai Fudan Microelectronics Group Co., Ltd., Class A Shares	835

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 20.9% — (continued)
2,000	Shanghai International Airport Co., Ltd., Class A Shares*	$9,765
17,999	Shanghai International Port Group Co., Ltd., Class A Shares	13,571
2,700	Shanghai Jinjiang International Hotels Co., Ltd., Class A Shares	10,831
2,473	Shanghai Junshi Biosciences Co., Ltd., Class A Shares*	10,780
2,200	Shanghai M&G Stationery Inc., Class A Shares	10,876
2,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class A Shares	6,793
16,800	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(c)	27,039
40,200	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	39,823
5,102	Shanghai Putailai New Energy Technology Co., Ltd., Class A Shares	13,288
15,800	Shanghai RAAS Blood Products Co., Ltd., Class A Shares	15,740
19,600	Shanghai Rural Commercial Bank Co., Ltd., Class A Shares	17,511
1,498	Shanghai United Imaging Healthcare Co., Ltd., Class A Shares	29,581
6,100	Shanxi Coking Coal Energy Group Co., Ltd., Class A Shares	9,863
7,400	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A Shares	26,534
3,500	Shanxi Meijin Energy Co., Ltd., Class A Shares*	3,338
1,540	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	49,627
18,000	Shenergy Co., Ltd., Class A Shares	18,910
4,400	Shengyi Technology Co., Ltd., Class A Shares	10,474
1,260	Shennan Circuits Co., Ltd., Class A Shares	12,278
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	30,954
1,680	Shenzhen Energy Group Co., Ltd., Class A Shares	1,537
263,200	Shenzhen Inovance Technology Co., Ltd., Class A Shares	2,309,559
100	Shenzhen Kaifa Technology Co., Ltd., Class A Shares	199
2,240	Shenzhen Kangtai Biological Products Co., Ltd., Class A Shares	7,503
18,300	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	732,577
1,900	Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A Shares	21,283
15,200	Shenzhen Overseas Chinese Town Co., Ltd., Class A Shares*	6,477
971	Shenzhen Transsion Holdings Co., Ltd., Class A Shares	21,382
67,100	Shenzhou International Group Holdings Ltd.	554,323
4,649	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A Shares	13,847
4,000	Sichuan Chuantou Energy Co., Ltd., Class A Shares	8,692
17,860	Sichuan Road & Bridge Group Co., Ltd., Class A Shares	20,226
1,200	Sichuan Swellfun Co., Ltd., Class A Shares	8,368
7,000	Silergy Corp.	92,948
4,000	Sinoma Science & Technology Co., Ltd., Class A Shares	8,687
840	Sinomine Resource Group Co., Ltd., Class A Shares	4,382
567,772	Sinopharm Group Co., Ltd., Class H Shares(c)	1,593,378
16,500	Sinotruk Hong Kong Ltd.	43,525
1,176	Skshu Paint Co., Ltd., Class A Shares*	6,280
37,000	Smoore International Holdings Ltd.(a)	25,731
3,520	Songcheng Performance Development Co., Ltd., Class A Shares	5,250
2,000	Spring Airlines Co., Ltd., Class A Shares*	15,925
400	StarPower Semiconductor Ltd., Class A Shares	8,414
52,550	Sungrow Power Supply Co., Ltd., Class A Shares	636,319
16,200	Sunny Optical Technology Group Co., Ltd.	105,445
2,800	Sunwoda Electronic Co., Ltd., Class A Shares	5,527
30,403	SUPCON Technology Co., Ltd., Class A Shares	194,022
512	Suzhou Maxwell Technologies Co., Ltd., Class A Shares	8,636
1,000	Suzhou TFC Optical Communication Co., Ltd., Class A Shares	18,872
10,231	TAL Education Group, ADR*	150,703
8,060	TBEA Co., Ltd., Class A Shares	16,664
20,020	TCL Technology Group Corp., Class A Shares*	12,587
4,875	TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A Shares	9,146
399,231	Tencent Holdings Ltd.	14,028,226
17,432	Tencent Music Entertainment Group, ADR*	182,513
9,900	Tianma Microelectronics Co., Ltd., Class A Shares*	12,548

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 20.9% — (continued)
2,300	Tianqi Lithium Corp., Class A Shares	$17,159
2,400	Tianshan Aluminum Group Co., Ltd., Class A Shares	1,880
988,000	Tingyi Cayman Islands Holding Corp.	1,102,359
31,600	Tongcheng Travel Holdings Ltd.*	79,522
4,800	TongFu Microelectronics Co., Ltd., Class A Shares	14,869
5,900	Tongkun Group Co., Ltd., Class A Shares*	11,137
4,700	Tongwei Co., Ltd., Class A Shares	17,298
400	Topchoice Medical Corp., Class A Shares*	3,651
39,000	Topsports International Holdings Ltd.(a)	26,430
25,000	TravelSky Technology Ltd., Class H Shares(c)	30,079
4,401	Trina Solar Co., Ltd., Class A Shares	15,315
12,514	Trip.com Group Ltd.*	563,726
300	Tsingtao Brewery Co., Ltd., Class A Shares	3,341
14,000	Tsingtao Brewery Co., Ltd., Class H Shares(c)	90,031
979	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares*	9,667
1,560	Unisplendour Corp., Ltd., Class A Shares*	4,755
7,991	Vipshop Holdings Ltd., ADR*	153,827
1,800	Walvax Biotechnology Co., Ltd., Class A Shares	4,597
8,300	Wanda Film Holding Co., Ltd., Class A Shares*	13,777
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	51,682
12,400	Weichai Power Co., Ltd., Class A Shares	29,046
836,200	Weichai Power Co., Ltd., Class H Shares(c)	1,646,726
3,040	Weihai Guangwei Composites Co., Ltd., Class A Shares	11,541
7,640	Wens Foodstuffs Group Co., Ltd., Class A Shares	20,335
8,300	Western Mining Co., Ltd., Class A Shares	19,190
11,400	Western Securities Co., Ltd., Class A Shares	12,617
2,442	Western Superconducting Technologies Co., Ltd., Class A Shares	13,500
1,620	Will Semiconductor Co., Ltd. Shanghai, Class A Shares	21,497
1,600	Wingtech Technology Co., Ltd., Class A Shares*	8,498
8,200	Wuchan Zhongda Group Co., Ltd., Class A Shares	5,235
2,038	Wuhan Guide Infrared Co., Ltd., Class A Shares	1,776
4,900	Wuliangye Yibin Co., Ltd., Class A Shares	96,274
1,760	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares	6,422
3,864	WuXi AppTec Co., Ltd., Class A Shares	29,285
8,748	WuXi AppTec Co., Ltd., Class H Shares(a)(c)	54,241
421,500	Wuxi Biologics Cayman Inc.*(a)	999,356
22,000	XCMG Construction Machinery Co., Ltd., Class A Shares	18,105
347,600	Xiaomi Corp., Class B Shares*(a)	587,768
2,778	Xinjiang Daqo New Energy Co., Ltd., Class A Shares	11,261
1,130,000	Xinyi Solar Holdings Ltd.	681,865
24,422	XPeng Inc., Class A Shares*	114,679
28,000	Yadea Group Holdings Ltd.(a)	43,981
3,000	Yankuang Energy Group Co., Ltd., Class A Shares	10,774
49,000	Yankuang Energy Group Co., Ltd., Class H Shares(c)	113,224
3,700	Yantai Jereh Oilfield Services Group Co., Ltd., Class A Shares	15,442
1,470	Yealink Network Technology Corp., Ltd., Class A Shares	5,987
111,357	Yifeng Pharmacy Chain Co., Ltd., Class A Shares	607,229
1,800	Yihai Kerry Arawana Holdings Co., Ltd., Class A Shares	8,078
1,430	YongXing Special Materials Technology Co., Ltd., Class A Shares	10,964
5,330	Yonyou Network Technology Co., Ltd., Class A Shares	9,379
21,025	Yum China Holdings Inc.	909,309
4,160	Yunda Holding Co., Ltd., Class A Shares	4,163
7,900	Yunnan Aluminium Co., Ltd., Class A Shares	12,718
2,400	Yunnan Baiyao Group Co., Ltd., Class A Shares	16,597
800	Yunnan Botanee Bio-Technology Group Co., Ltd., Class A Shares	7,283
1,300	Yunnan Energy New Material Co., Ltd., Class A Shares	8,286

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 20.9% — (continued)
19,150	Zai Lab Ltd.*	$40,672
800	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	24,762
24,500	Zhaojin Mining Industry Co., Ltd., Class H Shares(c)	25,603
14,520	Zhejiang Century Huatong Group Co., Ltd., Class A Shares*	9,856
2,100	Zhejiang Chint Electrics Co., Ltd., Class A Shares	5,999
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares	16,372
1,300	Zhejiang Dingli Machinery Co., Ltd., Class A Shares	10,649
27,680	Zhejiang Expressway Co., Ltd., Class H Shares(c)	21,153
2,158	Zhejiang Huayou Cobalt Co., Ltd., Class A Shares	8,296
1,900	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A Shares	9,776
10,982	Zhejiang Leapmotor Technology Co., Ltd.*(a)	38,594
7,200	Zhejiang NHU Co., Ltd., Class A Shares	17,986
5,500	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A Shares	19,050
23,800	Zhejiang Zheneng Electric Power Co., Ltd., Class A Shares*	17,770
7,900	Zheshang Securities Co., Ltd., Class A Shares	11,238
18,500	ZhongAn Online P&C Insurance Co., Ltd., Class H Shares*(a)(c)	29,328
1,300	Zhongji Innolight Co., Ltd., Class A Shares	28,019
11,600	Zhongjin Gold Corp., Ltd., Class A Shares	16,784
17,500	Zhongsheng Group Holdings Ltd.	32,121
2,300	Zhongtai Securities Co., Ltd., Class A Shares	2,219
3,906	Zhuzhou CRRC Times Electric Co., Ltd., Class A Shares	21,060
11,200	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(c)	32,802
25,900	Zijin Mining Group Co., Ltd., Class A Shares	47,252
118,000	Zijin Mining Group Co., Ltd., Class H Shares(c)	191,689
13,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	14,655
3,100	ZTE Corp., Class A Shares	12,850
18,000	ZTE Corp., Class H Shares(c)	40,675
9,754	ZTO Express Cayman Inc., ADR	187,179

	Total China	93,021,918

Colombia — 0.0%@
6,956	Bancolombia SA	58,377
8,913	Interconexion Electrica SA ESP	37,968

	Total Colombia	96,345

Cyprus — 0.0%@
2,925	TCS Group Holding PLC, Class Registered Shares, GDR*#(d)	—

Czech Republic — 0.0%@
3,779	CEZ AS	129,167
1,684	Komercni Banka AS	58,622
5,966	Moneta Money Bank AS(a)	26,215

	Total Czech Republic	214,004

Egypt — 0.4%
1,593,504	Cleopatra Hospital*	311,115
55,480	Commercial International Bank - Egypt (CIB)(d)	131,260
793,001	Commercial International Bank - Egypt (CIB), Class Registered Shares, GDR	1,094,349
22,745	Eastern Co. SAE(d)	26,634

	Total EgyPT	1,563,358

Georgia — 0.1%
25,900	Georgia Capital PLC*	400,837

Germany — 0.1%
22,340	Delivery Hero SE, Class A Shares*(a)	515,535

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Greece — 0.6%
51,204	Alpha Services & Holdings SA*	$96,091
339,236	Eurobank Ergasias Services & Holdings SA*	700,846
1,594	FF Group*(d)(e)	—
4,184	Hellenic Telecommunications Organization SA	63,143
2,718	JUMBO SA	79,433
1,626	Motor Oil Hellas Corinth Refineries SA	46,381
2,130	Mytilineos SA	82,876
126,043	National Bank of Greece SA*	986,827
36,736	OPAP SA	669,245
15,521	Piraeus Financial Holdings SA*	68,275
5,371	Public Power Corp. SA*	69,967

	Total Greece	2,863,084

Hong Kong — 1.8%
323,000	AIA Group Ltd.	2,613,818
116,000	Alibaba Health Information Technology Ltd.*	50,759
60,500	ASMPT Ltd.	743,009
11,000	Beijing Enterprises Holdings Ltd.	41,495
78,000	Beijing Enterprises Water Group Ltd.	18,348
72,000	Bosideng International Holdings Ltd.	36,338
64,000	Brilliance China Automotive Holdings Ltd.	37,231
15,000	C&D International Investment Group Ltd.	24,441
1,954,000	China Education Group Holdings Ltd.	1,120,112
64,800	China Gas Holdings Ltd.	59,203
424,000	China Medical System Holdings Ltd.	696,758
29,538	China Merchants Port Holdings Co., Ltd.	36,631
82,500	China Overseas Land & Investment Ltd.	122,922
15,000	China Overseas Property Holdings Ltd.	12,686
131,000	China Power International Development Ltd.	53,027
34,000	China Resources Beer Holdings Co., Ltd.	147,291
21,600	China Resources Gas Group Ltd.	65,252
70,000	China Resources Land Ltd.	215,883
46,000	China Resources Power Holdings Co., Ltd.	99,457
128,000	China Ruyi Holdings Ltd.*	25,180
42,000	China State Construction International Holdings Ltd.	46,760
35,800	China Taiping Insurance Holdings Co., Ltd.	31,129
51,000	Chow Tai Fook Jewellery Group Ltd.	76,111
42,000	COSCO SHIPPING Ports Ltd.	25,028
50,000	Far East Horizon Ltd.	39,802
57,000	Galaxy Entertainment Group Ltd.	310,824
531,000	GCL Technology Holdings Ltd.	74,113
128,000	Geely Automobile Holdings Ltd.	139,730
60,000	Guangdong Investment Ltd.	35,644
18,000	Kingboard Holdings Ltd.	35,395
92,000	Kunlun Energy Co., Ltd.	78,500
3,000	Orient Overseas International Ltd.	46,600
238,750	Sino Biopharmaceutical Ltd.	95,112
7,000	Vinda International Holdings Ltd.	20,802
1,073,000	Want Want China Holdings Ltd.	592,576
39,800	Yuexiu Property Co., Ltd.	26,477

	Total Hong Kong	7,894,444

Hungary — 1.0%
106,267	MOL Hungarian Oil & Gas PLC	845,705
69,618	OTP Bank Nyrt	3,338,967
3,220	Richter Gedeon Nyrt	85,764

	Total Hungary	4,270,436

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 16.5%
1,077	ABB India Ltd.	$71,075
3,871	Adani Enterprises Ltd.	152,913
6,610	Adani Green Energy Ltd.*	151,505
11,013	Adani Ports & Special Economic Zone Ltd.	175,150
16,305	Adani Power Ltd.*	107,262
11,758	Ambuja Cements Ltd.	85,990
4,042	APL Apollo Tubes Ltd.	75,191
2,278	Apollo Hospitals Enterprise Ltd.	167,598
30,866	Ashok Leyland Ltd.	63,514
55,327	Asian Paints Ltd.	1,894,096
2,675	Astral Ltd.	67,520
4,479	AU Small Finance Bank Ltd.(a)	30,786
6,343	Aurobindo Pharma Ltd.	78,744
3,709	Avenue Supermarts Ltd.*(a)	175,330
108,360	Axis Bank Ltd.	1,398,654
1,498	Bajaj Auto Ltd.	142,781
6,349	Bajaj Finance Ltd.	496,868
8,848	Bajaj Finserv Ltd.	170,374
580	Bajaj Holdings & Investment Ltd.	64,959
1,710	Balkrishna Industries Ltd.	45,833
13,938	Bandhan Bank Ltd.(a)	33,191
22,615	Bank of Baroda.	72,884
6,070	Berger Paints India Ltd.	45,319
80,546	Bharat Electronics Ltd.	199,405
6,110	Bharat Forge Ltd.	84,773
17,014	Bharat Heavy Electricals Ltd.	47,207
18,270	Bharat Petroleum Corp., Ltd.	133,049
51,022	Bharti Airtel Ltd.	694,923
2,430	Britannia Industries Ltd.	146,160
12,755	CG Power & Industrial Solutions Ltd.	69,100
74,248	Cholamandalam Investment & Finance Co., Ltd.	980,112
11,946	Cipla Ltd.	212,607
35,910	Coal India Ltd.	188,673
2,991	Colgate-Palmolive India Ltd.	90,996
6,095	Container Corp. Of India Ltd.	72,677
3,114	Cummins India Ltd.	103,392
14,078	Dabur India Ltd.	91,594
91,447	Delhivery Ltd.*	525,155
2,763	Divi’s Laboratories Ltd.	115,992
16,306	DLF Ltd.	178,241
2,480	Dr Reddy’s Laboratories Ltd.	191,980
3,166	Eicher Motors Ltd.	144,331
54,208	GAIL India Ltd.	119,868
94,009	GMR Airports Infrastructure Ltd.*	95,716
9,267	Godrej Consumer Products Ltd.	137,952
2,686	Godrej Properties Ltd.*	77,949
5,721	Grasim Industries Ltd.	151,453
5,654	Havells India Ltd.	104,506
21,560	HCL Technologies Ltd.	434,367
2,092	HDFC Asset Management Co., Ltd.(a)	95,011
156,595	HDFC Bank Ltd.	2,647,515
106,936	HDFC Bank Ltd., ADR	5,721,076
22,232	HDFC Life Insurance Co., Ltd.(a)	156,225
2,377	Hero MotoCorp Ltd.	126,862
113,419	Hindalco Industries Ltd.	694,804
4,638	Hindustan Aeronautics Ltd.	172,091

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 16.5% — (continued)
13,771	Hindustan Petroleum Corp., Ltd.	$84,929
18,417	Hindustan Unilever Ltd.	533,304
116,698	ICICI Bank Ltd.	1,479,807
178,220	ICICI Bank Ltd., ADR	4,564,214
5,885	ICICI Lombard General Insurance Co., Ltd.(a)	122,404
7,139	ICICI Prudential Life Insurance Co., Ltd.(a)	46,229
72,773	IDFC First Bank Ltd.*	70,747
20,451	Indian Hotels Co., Ltd., Class A Shares	144,813
66,350	Indian Oil Corp., Ltd.	132,654
4,984	Indian Railway Catering & Tourism Corp., Ltd.	56,038
5,863	Indraprastha Gas Ltd.	30,137
460,456	Indus Towers Ltd.*	1,411,658
6,945	IndusInd Bank Ltd.	123,593
1,690	Info Edge India Ltd.	107,419
75,433	Infosys Ltd.	1,518,319
44,626	Infosys Ltd., ADR	890,735
3,160	InterGlobe Aviation Ltd.*(a)	120,181
67,919	ITC Ltd.	332,339
7,993	Jindal Steel & Power Ltd.	75,017
184,232	Jio Financial Services Ltd.*	687,804
13,170	JSW Steel Ltd.	128,245
9,086	Jubilant Foodworks Ltd.	51,046
126,959	Kotak Mahindra Bank Ltd.	2,604,262
15,670	Larsen & Toubro Ltd.	659,441
1,905	LTIMindtree Ltd.(a)	122,712
5,535	Lupin Ltd.	108,589
5,993	Macrotech Developers Ltd.(a)	83,652
21,181	Mahindra & Mahindra Ltd.	494,916
11,927	Marico Ltd.	75,390
20,837	Maruti Suzuki India Ltd.	2,854,879
18,524	Max Healthcare Institute Ltd.	175,587
1,747	Mphasis Ltd.	55,467
45	MRF Ltd.	79,048
3,203	Muthoot Finance Ltd.	49,896
7,670	Nestle India Ltd.	239,892
9,445	NMDC Ltd.	25,745
99,634	NTPC Ltd.	401,519
44,240	Oberoi Realty Ltd.	718,698
69,027	Oil & Natural Gas Corp., Ltd.	219,620
4,649	One 97 Communications Ltd.*	23,418
147	Page Industries Ltd.	61,213
1,199	Persistent Systems Ltd.	124,564
17,509	Petronet LNG Ltd.	57,936
45,200	Phoenix Mills Ltd. (The)	1,526,331
2,152	PI Industries Ltd.	95,691
3,305	Pidilite Industries Ltd.	109,818
1,130	Polycab India Ltd.	64,836
37,344	Power Finance Corp., Ltd.	181,039
106,793	Power Grid Corp. of India Ltd.	365,518
76,677	Punjab National Bank.	113,681
30,403	REC Ltd.	163,265
306,612	Reliance Industries Ltd.	10,855,986
76,900	ReNew Energy Global PLC, Class A Shares*	499,850
54,912	Samvardhana Motherson International Ltd.	79,063
5,763	SBI Cards & Payment Services Ltd.	50,066
10,447	SBI Life Insurance Co., Ltd.(a)	196,277

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 16.5% — (continued)
207	Shree Cement Ltd.	$63,536
5,911	Shriram Finance Ltd.	174,136
2,065	Siemens Ltd.	116,094
10,219	Sona Blw Precision Forgings Ltd.(a)	84,854
3,318	SRF Ltd.	95,613
40,821	State Bank of India	369,131
107,071	Sterling & Wilson Renewable*	789,386
21,636	Sun Pharmaceutical Industries Ltd.	411,633
1,431	Supreme Industries Ltd.	71,335
187,826	Suzlon Energy Ltd.*	102,044
2,313	Tata Communications Ltd.	53,541
80,171	Tata Consultancy Services Ltd.	3,986,563
13,179	Tata Consumer Products Ltd.	188,522
865	Tata Elxsi Ltd.	82,611
40,028	Tata Motors Ltd.	458,640
9,732	Tata Motors Ltd., Class A Shares	74,009
36,204	Tata Power Co., Ltd. (The)	163,540
170,887	Tata Steel Ltd.	292,286
12,185	Tech Mahindra Ltd.	188,419
95,224	Titan Co., Ltd.	4,187,517
2,293	Torrent Pharmaceuticals Ltd.	74,073
4,291	Trent Ltd.	201,697
2,332	Tube Investments of India Ltd.	97,657
5,178	TVS Motor Co., Ltd.*	133,091
18,959	UltraTech Cement Ltd.	2,265,370
17,513	Union Bank of India Ltd.	30,951
6,461	United Spirits Ltd.	90,890
148,782	UPL Ltd.	851,975
9,840	Varun Beverages Ltd.	166,864
19,247	Vedanta Ltd.	61,932
29,760	Wipro Ltd.	186,516
264,457	Yes Bank Ltd.*	79,620
135,646	Zomato Ltd.*	274,119

	Total India	73,490,961

Indonesia — 3.0%
294,500	Adaro Energy Indonesia Tbk PT	45,256
137,900	Amman Mineral Internasional PT*	74,668
197,700	Aneka Tambang Tbk	18,350
3,090,000	Astra International Tbk PT	1,028,956
1,112,800	Bank BTPN Syariah Tbk PT	97,089
1,241,700	Bank Central Asia Tbk PT	778,487
3,865,648	Bank Mandiri Persero Tbk PT	1,716,959
4,204,200	Bank Negara Indonesia Persero Tbk PT	1,601,616
10,941,024	Bank Rakyat Indonesia Persero Tbk PT	4,247,658
559,731	Barito Pacific Tbk PT	34,791
174,600	Charoen Pokphand Indonesia Tbk PT	53,663
18,776,600	GoTo Gojek Tokopedia Tbk PT, Class A Shares*	84,507
53,100	Indah Kiat Pulp & Paper Tbk PT	29,508
48,800	Indofood CBP Sukses Makmur Tbk PT	35,802
106,100	Indofood Sukses Makmur Tbk PT	44,722
492,600	Kalbe Farma Tbk PT	46,709
255,049	Merdeka Copper Gold Tbk PT*	36,567
505,900	Sarana Menara Nusantara Tbk PT	29,601
79,529	Semen Indonesia Persero Tbk PT	30,813
448,700	Sumber Alfaria Trijaya Tbk PT	78,467

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Indonesia — 3.0% — (continued)
6,948,487	Telkom Indonesia Persero Tbk PT	$1,770,161
37,390	Telkom Indonesia Persero Tbk PT, ADR	956,436
188,500	Unilever Indonesia Tbk PT	32,713
441,300	United Tractors Tbk PT	661,194

	Total Indonesia	13,534,693

Ireland — 0.4%
13,666	PDD Holdings Inc., ADR*	1,701,964

Kazakhstan — 0.5%
21,061	Kaspi.KZ JSC, ADR	2,190,133
7,431	Polymetal International PLC*(d)(e)	1

	Total Kazakhstan	2,190,134

Kuwait — 0.3%
34,051	Agility Public Warehousing Co., KSC*	66,538
32,782	Boubyan Bank KSCP	68,503
46,363	Gulf Bank KSCP	44,465
188,976	Kuwait Finance House KSCP	497,709
20,052	Mabanee Co., KPSC	53,303
47,340	Mobile Telecommunications Co., KSCP	77,454
168,700	National Bank of Kuwait SAKP	537,596

	Total Kuwait	1,345,568

Luxembourg — 0.1%
3,221	Reinet Investments SCA	81,347
12,977	Ternium SA, ADR	526,088

	Total Luxembourg	607,435

Malaysia — 0.5%
46,100	AMMB Holdings Bhd	42,162
59,300	Axiata Group Bhd	34,777
84,300	CELCOMDIGI BHD	77,281
146,107	CIMB Group Holdings Bhd	198,914
43,400	Gamuda Bhd	48,339
47,100	Genting Bhd	47,399
53,400	Genting Malaysia Bhd	32,425
15,800	Hong Leong Bank Bhd	65,783
48,000	IHH Healthcare Bhd	62,214
53,700	Inari Amertron Bhd	35,938
56,900	IOI Corp. Bhd	47,717
11,400	Kuala Lumpur Kepong Bhd	53,877
123,009	Malayan Banking Bhd	247,075
25,900	Malaysia Airports Holdings Bhd	46,305
57,900	Maxis Bhd	45,394
29,200	MISC Bhd	46,821
45,300	MR DIY Group M Bhd(a)	14,894
1,600	Nestle Malaysia Bhd	42,129
59,300	Petronas Chemicals Group Bhd	87,493
8,600	Petronas Dagangan Bhd	41,402
18,400	Petronas Gas Bhd	69,748
12,800	PPB Group Bhd	42,089
76,700	Press Metal Aluminium Holdings Bhd	75,624
325,900	Public Bank Bhd	302,321
31,500	QL Resources Bhd	38,587
38,400	RHB Bank Bhd	45,335
45,700	Sime Darby Bhd	26,132

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Malaysia — 0.5% — (continued)
56,800	Sime Darby Plantation Bhd	$51,854
31,400	Telekom Malaysia Bhd	40,080
60,400	Tenaga Nasional Bhd	143,444
20,400	YTL Power International Bhd	16,980

	Total Malaysia	2,170,533

Mexico — 3.8%
70,338	Alfa SAB de CV, Class A Shares	51,987
430,609	America Movil SAB de CV, Series B	403,889
53,813	America Movil SAB de CV, ADR	1,006,841
11,447	Arca Continental SAB de CV	123,375
19,551	Banco del Bajio SA(a)	72,354
4,495	BBB Foods Inc., Class A Shares*	94,350
12,194	Coca-Cola Femsa SAB de CV	118,779
65,166	Fibra Uno Administracion SA de CV, REIT.	117,428
44,150	Fomento Economico Mexicano SAB de CV	549,601
4,494	Gruma SAB de CV, Class B Shares	80,035
6,009	Grupo Aeroportuario del Centro Norte SAB de CV, Class B Shares	52,068
3,855	Grupo Aeroportuario del Pacifico SAB de CV, ADR	571,234
8,200	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	121,212
4,394	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	128,875
30,785	Grupo Bimbo SAB de CV, Series A	128,772
12,394	Grupo Carso SAB de CV, Series A1	107,329
448,776	Grupo Financiero Banorte SAB de CV, Class O Shares	4,641,008
39,565	Grupo Financiero Inbursa SAB de CV, Class O Shares*	120,195
185,238	Grupo México SAB de CV, Series B	903,054
4,431	Industrias Peñoles SAB de CV*	55,861
447,879	Kimberly-Clark de México SAB de CV, Class A Shares	995,441
29,228	Operadora de Sites Mexicanos SAB de CV, Class 1 Shares	34,135
529,561	Orbia Advance Corp. SAB de CV	978,181
15,666	Prologis Property Mexico SA de CV, REIT	69,656
3,707	Promotora y Operadora de Infraestructura SAB de CV	38,692
62,681	Qualitas Controladora SAB de CV	704,101
207,300	Regional SAB de CV	1,933,423
699,928	Wal-Mart de Mexico SAB de CV	2,795,138

	Total Mexico	16,997,014

Netherlands — 0.6%
10,236	NEPI Rockcastle NV.	73,035
95,344	Prosus NV*	2,784,027

	Total Netherlands	2,857,062

Peru — 0.3%
4,860	Cia de Minas Buenaventura SAA, ADR	73,386
8,664	Credicorp Ltd.	1,480,504

	Total Peru	1,553,890

Philippines — 1.2%
43,280	Aboitiz Equity Ventures Inc.	40,711
5,650	Ayala Corp.	68,111
152,160	Ayala Land Inc.	94,714
42,256	Bank of the Philippine Islands	94,033
48,543	BDO Unibank Inc.	132,066
6,455,900	Bloomberry Resorts Corp.*	1,288,009
545,360	International Container Terminal Services Inc.	2,802,094
63,856	JG Summit Holdings Inc.	46,657
9,430	Jollibee Foods Corp.	45,926

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Philippines — 1.2% — (continued)
6,170	Manila Electric Co.	$42,802
38,866	Metropolitan Bank & Trust Co.	42,840
1,540	PLDT Inc.	35,973
689,090	Robinsons Retail Holdings Inc.	459,598
4,970	SM Investments Corp.	83,076
227,300	SM Prime Holdings Inc.	127,765
22,540	Universal Robina Corp.	46,937

	Total Philippines	5,451,312

Poland — 0.6%
11,364	Allegro.eu SA*(a)	91,782
3,995	Bank Polska Kasa Opieki SA	173,124
294	Budimex SA	53,733
1,723	CD Projekt SA	47,295
1,100	Dino Polska SA*(a)	128,053
71,900	InPost SA*	1,122,147
3,176	KGHM Polska Miedz SA	85,760
25	LPP SA	112,401
371	mBank SA*	64,584
13,435	ORLEN SA	208,552
18,281	PGE Polska Grupa Energetyczna SA*	36,502
20,848	Powszechna Kasa Oszczednosci Bank Polski SA	290,113
13,965	Powszechny Zaklad Ubezpieczen SA	171,752
768	Santander Bank Polska SA	105,701

	Total Poland	2,691,499

Portugal — 0.4%
103,349	Galp Energia SGPS SA	1,625,967

Qatar — 0.3%
58,133	Barwa Real Estate Co.	48,838
73,139	Commercial Bank PSQC (The)	101,484
50,646	Dukhan Bank.	57,795
32,451	Industries Qatar QSC	114,893
120,946	Masraf Al Rayan QSC	83,915
113,710	Mesaieed Petrochemical Holding Co.	58,887
19,838	Ooredoo QPSC	62,023
9,328	Qatar Electricity & Water Co. QSC	44,263
10,432	Qatar Fuel QSC	42,804
58,343	Qatar Gas Transport Co., Ltd.	64,000
22,826	Qatar International Islamic Bank QSC	71,456
35,074	Qatar Islamic Bank SAQ	193,838
102,675	Qatar National Bank QPSC	428,793

	Total Qatar	1,372,989

Russia — 0.0%@
64,081	Alrosa PJSC#(d)	641
502,100	Detsky Mir PJSC, (Cost — $786,566, acquired 10/15/20)*#(a)(d)(f)	5,021
288,791	Gazprom PJSC*#(d)	2,676
885,983	Inter RAO UES PJSC#(d)	8,860
10,171	Lukoil PJSC#(d)	102
1,550	MMC Norilsk Nickel PJSC#(d)	15
24,130	Mobile TeleSystems PJSC#(d)	241
135,663	Mobile TeleSystems PJSC, ADR*#(d)	1,357
39,065	Moscow Exchange MICEX-RTS PJSC#(d)	391
22,130	Novatek PJSC#(d)	221
38,007	Novolipetsk Steel PJSC*#(d)	375

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Russia — 0.0%@ — (continued)
1,593	Ozon Holdings PLC, ADR*#(d)	$—
921	PhosAgro PJSC#(d)	9
19	PhosAgro PJSC, Class Registered Shares, GDR*#(d)	—
869	Polyus PJSC*#(d)	9
28,885	Rosneft Oil Co. PJSC#(d)	289
891,342	Sberbank of Russia PJSC, (Cost — $1,699,436, acquired 8/3/16)#(d)(f)	8,913
5,523	Severstal PAO*#(d)	55
157,330	Surgutneftegas PJSC#(d)	1,573
37,602	Tatneft PJSC#(d)	327
88,972	United Co. RUSAL International PJSC*#(d)	10
2,330	VK IPJSC, GDR*#(d)	—
60,086,472	VTB Bank PJSC*#(d)	9,854
3,377	X5 Retail Group NV, Class Registered Shares, GDR*#(d)	—
7,493	Yandex NV, Class A Shares*#(d)	1

	Total Russia	40,940

Saudi Arabia — 2.4%
2,193	ACWA Power Co.	154,217
4,014	Ades Holding Co.*	21,406
3,528	Advanced Petrochemical Co.	35,985
165,424	Al Rajhi Bank	3,929,404
22,118	Alinma Bank	259,306
6,060	Almarai Co. JSC	95,020
14,805	Arab National Bank	110,053
515	Arabian Internet & Communications Services Co.	50,589
11,077	Bank AlBilad	146,326
8,678	Bank Al-Jazira*	45,253
13,417	Banque Saudi Fransi	136,363
1,888	Bupa Arabia for Cooperative Insurance Co.	115,605
1,435	Co. for Cooperative Insurance (The)	61,980
891	Dallah Healthcare Co.	44,574
10,618	Dar Al Arkan Real Estate Development Co.*	39,640
12,561	Dr Sulaiman Al Habib Medical Services Group Co.	1,103,375
536	Elm Co.	151,159
8,864	Etihad Etisalat Co.	130,685
11,380	Jarir Marketing Co.	47,282
8,400	Mobile Telecommunications Co.	33,368
2,322	Mouwasat Medical Services Co.	76,420
1,036	Nahdi Medical Co.	39,229
1,801	Power & Water Utility Co. for Jubail & Yanbu.	36,453
626	Rabigh Refining & Petrochemical Co.*	1,381
33,402	Riyad Bank	277,534
4,993	SABIC Agri-Nutrients Co.	166,685
8,982	Sahara International Petrochemical Co.	73,461
29,425	Saudi Arabian Mining Co.*	390,552
59,595	Saudi Arabian Oil Co.(a)	503,652
1,248	Saudi Aramco Base Oil Co.	55,958
23,002	Saudi Awwal Bank	253,385
20,404	Saudi Basic Industries Corp.	428,900
16,357	Saudi Electricity Co.	87,279
8,724	Saudi Industrial Investment Group	48,233
10,430	Saudi Investment Bank (The)	45,024
15,381	Saudi Kayan Petrochemical Co.*	39,671
66,105	Saudi National Bank (The)	750,536
874	Saudi Research & Media Group*	57,614
1,126	Saudi Tadawul Group Holding Co.	72,684

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Saudi Arabia — 2.4% — (continued)
45,019	Saudi Telecom Co.	$510,119
5,902	Savola Group (The)	83,429
6,510	Yanbu National Petrochemical Co.	65,035

	Total Saudi Arabia	10,774,824

Singapore — 0.0%@
4,800	BOC Aviation Ltd.(a)	35,277

South Africa — 2.5%
19,606	Absa Group Ltd.	167,039
1,405	Anglo American Platinum Ltd.	53,882
8,623	Aspen Pharmacare Holdings Ltd.	88,116
7,248	Bid Corp., Ltd.	169,463
67,296	Bidvest Group Ltd. (The)	819,690
17,288	Capitec Bank Holdings Ltd.	1,818,781
5,447	Clicks Group Ltd.	85,251
12,452	Discovery Ltd.	88,257
5,237	Exxaro Resources Ltd.	48,527
114,394	FirstRand Ltd.	386,488
20,468	Gold Fields Ltd.	267,920
12,491	Harmony Gold Mining Co., Ltd.	72,417
21,330	Impala Platinum Holdings Ltd.	71,873
1,524	Kumba Iron Ore Ltd.	42,686
905,571	Life Healthcare Group Holdings Ltd.	828,640
38,746	MTN Group Ltd.	168,755
4,207	Naspers Ltd., Class N Shares	688,538
112,460	Nedbank Group Ltd.	1,285,438
8,806	Northam Platinum Holdings Ltd.	50,417
109,313	Old Mutual Ltd.	68,095
17,652	OUTsurance Group Ltd.	38,324
39,875	Pepkor Holdings Ltd.(a)	38,866
11,851	Remgro Ltd.	89,841
304,223	Sanlam Ltd.	1,166,760
13,620	Sasol Ltd.	102,772
10,708	Shoprite Holdings Ltd.	144,167
63,957	Sibanye Stillwater Ltd.	65,720
121,660	Standard Bank Group Ltd.	1,279,729
194,908	Vodacom Group Ltd.	954,572
22,047	Woolworths Holdings Ltd.	73,701

	Total South Africa	11,224,725

South Korea — 11.5%
680	Amorepacific Corp.	61,037
3,472	Celltrion Inc.	468,111
468	Celltrion Pharm Inc.*	38,727
178	CJ CheilJedang Corp.	39,981
520	CosmoAM&T Co., Ltd.*	69,175
17,220	Coway Co., Ltd.	700,647
1,093	DB Insurance Co., Ltd.*	80,998
8,809	Doosan Bobcat Inc.	310,561
9,456	Doosan Enerbility Co., Ltd.*	115,239
1,125	Ecopro BM Co., Ltd.*	225,765
434	Ecopro Co., Ltd.*	201,785
210	Ecopro Materials Co., Ltd.*	30,370
1,242	GS Holdings Corp.	44,745
6,438	Hana Financial Group Inc.	273,404
297	Hanjin Kal Corp.	14,058

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Korea — 11.5% — (continued)
1,886	Hankook Tire & Technology Co., Ltd.	$76,695
159	Hanmi Pharm Co., Ltd.	39,834
715	Hanmi Semiconductor Co., Ltd.*	45,462
4,100	Hanon Systems	18,993
840	Hanwha Aerospace Co., Ltd.	118,018
1,359	Hanwha Ocean Co., Ltd.*	23,792
2,434	Hanwha Solutions Corp.	50,781
1,100	HD Hyundai Co., Ltd.	58,336
470	HD Hyundai Heavy Industries Co., Ltd.	41,580
890	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	74,756
2,744	HLB Inc.*	167,834
5,643	HMM Co., Ltd.*	77,220
482	HYBE Co., Ltd.	72,034
1,889	Hyundai Engineering & Construction Co., Ltd.*	48,932
434	Hyundai Glovis Co., Ltd.*	62,027
5,862	Hyundai Mobis Co., Ltd.	1,066,929
3,101	Hyundai Motor Co.	583,270
1,832	Hyundai Steel Co.*	49,423
6,982	Industrial Bank of Korea*	73,271
7,010	Kakao Corp.	280,693
3,932	KakaoBank Corp.	84,072
619	Kakaopay Corp.*	20,479
2,354	Kangwon Land Inc.*	30,680
36,137	KB Financial Group Inc.	1,705,674
14,260	Kia Corp.*	1,337,561
1,875	Korea Aerospace Industries Ltd.*	72,130
5,504	Korea Electric Power Corp.	102,328
955	Korea Investment Holdings Co., Ltd.*	50,892
195	Korea Zinc Co., Ltd.	65,473
4,032	Korean Air Lines Co., Ltd.	69,555
699	Krafton Inc.*	119,103
36,964	KT Corp.	1,083,858
10,994	KT&G Corp.	766,558
678	Kum Yang Co., Ltd.*	49,202
408	Kumho Petrochemical Co., Ltd.*	45,267
620	L&F Co., Ltd.*	79,355
6,425	LG Chem Ltd.	2,187,514
2,245	LG Corp.	157,852
5,730	LG Display Co., Ltd.	48,009
2,286	LG Electronics Inc.	162,866
2,154	LG Energy Solution Ltd.*	649,989
218	LG H&H Co., Ltd.	52,170
336	LG Innotek Co., Ltd.	51,159
4,603	LG Uplus Corp.	35,602
421	Lotte Chemical Corp.	38,655
2,561	Meritz Financial Group Inc.	159,697
5,672	Mirae Asset Securities Co., Ltd.*	38,392
10,210	NAVER Corp.	1,495,713
280	NCSoft Corp.	40,710
529	Netmarble Corp.*(a)	24,517
3,575	NH Investment & Securities Co., Ltd.*	31,480
638	Orion Corp.	44,471
96	Pearl Abyss Corp.*	2,173
1,134	Posco DX Co., Ltd.*	46,088
735	POSCO Future M Co., Ltd.*	175,415
1,623	POSCO Holdings Inc.	526,320

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Korea — 11.5% — (continued)
1,191	Posco International Corp.*	$50,231
1,284	Samsung Biologics Co., Ltd.*(a)	745,257
1,866	Samsung C&T Corp.	219,354
1,253	Samsung Electro-Mechanics Co., Ltd.	131,665
345,533	Samsung Electronics Co., Ltd.	18,915,789
3,787	Samsung Engineering Co., Ltd.*	69,933
715	Samsung Fire & Marine Insurance Co., Ltd.*	159,458
14,774	Samsung Heavy Industries Co., Ltd.*	87,781
1,766	Samsung Life Insurance Co., Ltd.	128,309
4,864	Samsung SDI Co., Ltd.	1,377,590
869	Samsung SDS Co., Ltd.	104,296
1,178	Samsung Securities Co., Ltd.	36,706
49,235	Shinhan Financial Group Co., Ltd.	1,597,735
670	SK Biopharmaceuticals Co., Ltd.*	48,708
725	SK Bioscience Co., Ltd.*	33,411
78,050	SK Hynix Inc.	9,223,464
815	SK IE Technology Co., Ltd.*(a)	44,875
854	SK Inc.	123,128
1,280	SK Innovation Co., Ltd.*	112,540
2,405	SK Square Co., Ltd.*	126,165
1,133	SK Telecom Co., Ltd.	44,728
436	SKC Co., Ltd.*	27,126
1,034	S-Oil Corp.	59,222
13,096	Woori Financial Group Inc.	146,553
1,358	Yuhan Corp.	68,657

	Total South Korea	51,038,143

Taiwan — 13.7%
11,000	Accton Technology Corp.	180,832
66,000	Acer Inc.	94,398
10,753	Advantech Co., Ltd.	132,340
3,139	Airtac International Group.	120,208
2,000	Alchip Technologies Ltd.	262,342
534,498	ASE Technology Holding Co., Ltd.	2,342,553
59,000	Asia Cement Corp.	75,517
16,000	Asustek Computer Inc.	230,447
129,800	AUO Corp.*	71,907
13,000	Catcher Technology Co., Ltd.	80,892
217,550	Cathay Financial Holding Co., Ltd.*	310,102
34,762	Chailease Holding Co., Ltd.	191,938
130,456	Chang Hwa Commercial Bank Ltd.	73,451
49,000	Cheng Shin Rubber Industry Co., Ltd.	72,867
71,000	China Airlines Ltd.	44,939
368,112	China Development Financial Holding Corp.*	146,167
274,000	China Steel Corp.	213,245
110,000	Chroma ATE Inc.	811,623
82,000	Chunghwa Telecom Co., Ltd.	312,251
97,000	Compal Electronics Inc.	112,416
401,880	CTBC Financial Holding Co., Ltd.	373,014
243,000	Delta Electronics Inc.	2,258,503
18,000	E Ink Holdings Inc.	139,555
321,277	E.Sun Financial Holding Co., Ltd.	256,720
4,100	Eclat Textile Co., Ltd.	70,060
1,000	eMemory Technology Inc.	85,913
61,000	Eva Airways Corp.	60,701
22,791	Evergreen Marine Corp. Taiwan Ltd.	119,179

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Taiwan — 13.7% — (continued)
67,000	Far Eastern New Century Corp.	$69,005
35,000	Far EasTone Telecommunications Co., Ltd.	87,097
12,230	Feng TAY Enterprise Co., Ltd.	63,971
250,863	First Financial Holding Co., Ltd.	215,121
72,000	Formosa Chemicals & Fibre Corp.	130,295
27,000	Formosa Petrochemical Corp.	63,491
82,000	Formosa Plastics Corp.	186,061
178,554	Fubon Financial Holding Co., Ltd.	383,400
12,000	Gigabyte Technology Co., Ltd.	130,219
2,000	Global Unichip Corp.	100,839
164,000	Globalwafers Co., Ltd.	2,897,107
470,660	Hon Hai Precision Industry Co., Ltd.	1,533,426
7,140	Hotai Motor Co., Ltd.	151,629
206,051	Hua Nan Financial Holdings Co., Ltd.	143,475
174,096	Innolux Corp.*	83,284
61,000	Inventec Corp.	105,681
2,541	Largan Precision Co., Ltd.	207,585
43,264	Lite-On Technology Corp., ADR	149,447
94,000	MediaTek Inc.	3,377,175
250,776	Mega Financial Holding Co., Ltd.	306,926
17,000	Micro-Star International Co., Ltd.	102,432
111,000	Nan Ya Plastics Corp.	209,884
5,000	Nan Ya Printed Circuit Board Corp.	33,482
29,000	Nanya Technology Corp.	61,620
5,000	Nien Made Enterprise Co., Ltd.	58,452
70,000	Novatek Microelectronics Corp.	1,333,995
40,000	Pegatron Corp.	107,988
5,000	PharmaEssentia Corp.*	51,962
46,000	Pou Chen Corp.	44,379
70,000	Powerchip Semiconductor Manufacturing Corp.	61,154
41,806	Poya International Co., Ltd.	649,523
12,539	President Chain Store Corp.	106,967
61,000	Quanta Computer Inc.	445,309
11,000	Realtek Semiconductor Corp.	198,677
34,000	Ruentex Development Co., Ltd.*	39,121
81,598	Shanghai Commercial & Savings Bank Ltd. (The)	116,252
317,693	Shin Kong Financial Holding Co., Ltd.*	83,272
247,387	SinoPac Financial Holdings Co., Ltd.	157,309
24,700	Synnex Technology International Corp.	60,690
264,234	Taishin Financial Holding Co., Ltd.	145,426
157,696	Taiwan Business Bank	69,846
154,668	Taiwan Cement Corp.	157,271
241,337	Taiwan Cooperative Financial Holding Co., Ltd.	197,842
36,000	Taiwan High Speed Rail Corp.	34,390
39,000	Taiwan Mobile Co., Ltd.	122,075
956,507	Taiwan Semiconductor Manufacturing Co., Ltd.	20,788,793
99,284	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,774,872
31,000	Unimicron Technology Corp.	175,398
109,000	Uni-President Enterprises Corp.	264,100
252,000	United Microelectronics Corp.	387,704
22,000	Vanguard International Semiconductor Corp.	50,120
2,000	Voltronic Power Technology Corp.	101,181
60,427	Walsin Lihwa Corp.	70,764
19,630	Wan Hai Lines Ltd.	31,278
65,216	Winbond Electronics Corp.	57,722
57,000	Wistron Corp.	207,263

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Taiwan — 13.7% — (continued)
8,000	Wiwynn Corp.	$591,323
34,760	WPG Holdings Ltd.	102,123
60,700	Yageo Corp.	1,069,455
34,000	Yang Ming Marine Transport Corp.	53,565
231,915	Yuanta Financial Holding Co., Ltd.	201,423
16,000	Zhen Ding Technology Holding Ltd.	50,884

	Total Taiwan	61,256,600

Thailand — 0.9%
26,800	Advanced Info Service PCL, NVDR	150,158
94,800	Airports of Thailand PCL, NVDR	167,875
185,700	Asset World Corp. PCL, NVDR	20,014
236,400	Bangkok Dusit Medical Services PCL, NVDR	187,959
151,700	Bangkok Expressway & Metro PCL, NVDR	34,063
800	Berli Jucker PCL, NVDR	539
191,400	BTS Group Holdings PCL, NVDR	27,497
12,000	Bumrungrad Hospital PCL, NVDR	74,895
50,100	Central Pattana PCL, NVDR	90,848
33,616	Central Retail Corp. PCL, NVDR	32,607
87,000	Charoen Pokphand Foods PCL, NVDR	45,820
131,700	CP ALL PCL, NVDR	211,528
47,400	CP Axtra PCL, NVDR	43,992
82,000	Delta Electronics Thailand PCL, NVDR*	163,732
36,200	Energy Absolute PCL, NVDR	35,721
17,400	Global Power Synergy PCL, NVDR	24,839
68,200	Gulf Energy Development PCL, NVDR	81,843
137,900	Home Product Center PCL, NVDR	43,136
33,600	Indorama Ventures PCL, NVDR	21,837
21,950	Intouch Holdings PCL, NVDR	41,492
188,700	Kasikornbank PCL	646,828
14,400	Kasikornbank PCL, NVDR	49,381
87,300	Krung Thai Bank PCL, NVDR	39,171
22,200	Krungthai Card PCL, NVDR	26,572
182,200	Land and Houses PCL, NVDR	38,735
71,000	Minor International PCL, NVDR	62,853
19,800	Muangthai Capital PCL, NVDR	25,378
170,700	PTT Exploration & Production PCL	717,686
29,800	PTT Exploration & Production PCL, NVDR	125,340
55,700	PTT Global Chemical PCL, NVDR	59,082
62,700	PTT Oil & Retail Business PCL, NVDR	31,644
218,300	PTT PCL, NVDR	208,587
19,900	SCB X PCL, NVDR	62,377
35,400	SCG Packaging PCL, NVDR	27,678
17,600	Siam Cement PCL (The), NVDR	131,892
24,300	Thai Oil PCL, NVDR	38,020
456,700	TMBThanachart Bank PCL, NVDR	23,420
272,121	True Corp. PCL, NVDR*	53,528

	Total Thailand	3,868,567

Turkey — 0.9%
66,080	Akbank TAS	87,918
32,036	Aselsan Elektronik Sanayi Ve Ticaret AS	61,510
9,832	BIM Birlesik Magazalar AS	122,137
1,507	Coca-Cola Icecek AS	31,216
34,916	Eregli Demir ve Celik Fabrikalari TAS*	50,865
1,799	Ford Otomotiv Sanayi AS	58,575

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Turkey — 0.9% — (continued)
17,282	Haci Ömer Sabanci Holding AS	$43,933
16,521	KOC Holding AS	88,919
251,340	MLP Saglik Hizmetleri AS, Class B Shares*(a)	1,376,013
1,074	Pegasus Hava Tasimaciligi AS*	29,455
24,386	Sasa Polyester Sanayi AS*	30,886
443,220	Sok Marketler Ticaret AS	950,733
55,071	Tofas Turk Otomobil Fabrikasi AS	471,640
11,874	Turk Hava Yollari AO*	107,040
25,061	Turkcell Iletisim Hizmetleri AS	53,670
204,992	Turkiye Is Bankasi AS, Class C Shares	72,801
21,767	Turkiye Petrol Rafinerileri AS	112,681
28,575	Turkiye Sise ve Cam Fabrikalari AS	46,794
81,036	Yapi ve Kredi Bankasi AS	59,879

	Total Turkey	3,856,665

United Arab Emirates — 0.6%
68,189	Abu Dhabi Commercial Bank PJSC	159,243
34,874	Abu Dhabi Islamic Bank PJSC	106,752
61,887	Abu Dhabi National Oil Co. for Distribution PJSC	58,996
91,632	Aldar Properties PJSC	138,003
549,764	Americana Restaurants International PLC	515,358
68,441	Dubai Islamic Bank PJSC	120,067
152,640	Emaar Properties PJSC	337,268
44,567	Emirates NBD Bank PJSC	222,088
78,359	Emirates Telecommunications Group Co. PJSC	386,290
99,897	First Abu Dhabi Bank PJSC	371,836
85,755	Multiply Group PJSC*	53,000

	Total United Arab Emirates	2,468,901

United Kingdom — 1.0%
26,745	Anglo American PLC	575,934
9,755	Anglogold Ashanti PLC	183,581
37,000	Bank of Georgia Group PLC	2,201,263
490,959	Helios Towers PLC*	467,125
3,718	Pepco Group NV*	18,646
21,479	Unilever PLC	1,051,164

	Total United Kingdom	4,497,713

United States — 0.4%
15,962	BeiGene Ltd.*	207,581
3,620	EPAM Systems Inc.*	1,101,928
1,962	Legend Biotech Corp., ADR*	127,844
2,000	Parade Technologies Ltd.	63,899
2,504	Southern Copper Corp.	202,473

	Total United States	1,703,725

Uruguay — 2.0%
43,600	Arcos Dorados Holdings Inc., Class A Shares	517,096
12,776	Globant SA*	2,851,220
3,408	MercadoLibre Inc.*	5,436,782

	Total Uruguay	8,805,098

	TOTAL COMMON STOCKS (Cost — $376,394,822)	429,619,380

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value

PREFERRED STOCKS — 1.8%

Brazil — 0.7%
120,491		Banco Bradesco SA, Class Preferred Shares	$333,290
5,428		Centrais Eletricas Brasileiras SA, Class Preferred B Shares	52,316
30,344		Cia Energetica de Minas Gerais, Class Preferred Shares	73,069
28,455		Cia Paranaense de Energia, Class Preferred B Shares	58,503
27,094		Gerdau SA, Class Preferred Shares	117,186
109,546		Itau Unibanco Holding SA, Class Preferred Shares	747,951
124,732		Itausa SA, Class Preferred Shares	258,452
109,530		Petroleo Brasileiro SA, Class Preferred Shares	884,454
441,800		Raizen SA, Class Preferred Shares	314,626
9,738		Telefonica Brasil SA, Class Preferred Shares	106,726

		Total Brazil	2,946,573

Chile — 0.0%@
3,343		Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	166,101

Colombia — 0.0%@
9,320		Bancolombia SA, Class Preferred Shares	76,175

Mexico — 0.1%
351,324		Cemex SAB de CV, Class Preferred Shares*	268,730

Russia — 0.0%@
209,216		Surgutneftegas PJSC, Class Preferred Shares#(d)	850

South Korea — 1.0%
940		Hyundai Motor Co., Class Preferred 2nd Shares	113,702
565		Hyundai Motor Co., Class Preferred Shares	67,596
149		LG Chem Ltd., Class Preferred Shares	33,578
88,423		Samsung Electronics Co., Ltd., Class Preferred Shares	4,219,764

		Total South Korea	4,434,640

		TOTAL PREFERRED STOCKS (Cost — $7,294,621)	7,893,069

RIGHTS — 0.0%@

Brazil — 0.0%@
6,337		Magazine Luiza SA expires 3/6/24*(e)	229

South Korea — 0.0%@
1,821		LG Display Co., Ltd. expires 3/9/24*(e)	1,787

		TOTAL RIGHTS (Cost — $0)	2,016

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $383,689,443)	437,514,465

Face Amount†

SHORT-TERM INVESTMENTS (g) — 2.3%

MONEY MARKET FUND — 0.2%
$843,580		Invesco STIT — Government & Agency Portfolio, Institutional Class, 5.173%(h) (Cost — $843,580)	843,580

TIME DEPOSITS — 2.1%
1,782,061		ANZ National Bank — London, 4.680% due 3/1/24	1,782,061
9,830		Citibank — New York, 4.680% due 3/1/24	9,830
2,884,857		DBS Bank Ltd. — Singapore, 4.680% due 3/1/24	2,884,857
66,130	HKD	HSBC Bank — Hong Kong, 3.000% due 3/1/24	8,446

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Face Amount†		Security	Value

TIME DEPOSITS — 2.1% — (continued)
$850,933		JPMorgan Chase & Co. — New York, 4.680% due 3/1/24	$850,933
		Skandinaviska Enskilda Banken AB — Stockholm:
2,337	EUR	2.820% due 3/1/24	2,526
131	GBP	4.150% due 3/1/24	165
108,254	ZAR	Standard Chartered Bank — Johannesburg, 6.430% due 3/1/24	5,644
3,929,852		Sumitomo Mitsui Banking Corp. — Tokyo, 4.680% due 3/1/24	3,929,852

		TOTAL TIME DEPOSITS (Cost — $9,474,314)	9,474,314

		TOTAL SHORT-TERM INVESTMENTS (Cost — $10,317,894)	10,317,894

		TOTAL INVESTMENTS — 100.5% (Cost — $394,007,337)	447,832,359

		Liabilities in Excess of Other Assets — (0.5)% .	(2,291,539)

		TOTAL NET ASSETS — 100.0%	$445,540,820

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 29, 2024, amounts to $12,119,134 and represents 2.7% of net assets.

(b)	All or a portion of this security is on loan (See Note 1).
(c)	Security trades on the Hong Kong exchange.
(d)	Illiquid security.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	The aggregate value of restricted securities (excluding 144A holdings) at February 29, 2024, amounts to $13,934 and represents less than 0.05% of net assets.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.1%.
(h)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value. At February 29, 2024, the Fund held Level 3 securities in the amount of $41,792, representing less than 0.05% of net assets.

At February 29, 2024, for Emerging Markets Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Emerging Markets Equity Fund	$394,007,337	$125,818,548	$ (71,994,326)	$53,824,222

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non Voting Depository Receipt
PCL	— Public Company Limited
PJSC	— Private Joint Stock Company
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Summary of Investments by Security Sector^
Information Technology
Semiconductors & Semiconductor Equipment	12.6%
Technology Hardware, Storage & Peripherals	6.3
IT Services	2.7
Other	2.3
Financials
Banks	18.5
Insurance	3.0
Consumer Finance	0.9
Other	1.4
Consumer Discretionary	13.5
Industrials	7.3
Communication Services	7.2
Energy	5.8
Materials	5.7
Consumer Staples	4.4
Health Care	3.6
Utilities	1.4
Real Estate	1.3
Short-Term Investments	2.1

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 29, 2024, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts reflected in the accompanying financial statements was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini MSCI Emerging Markets Index Futures	11	3/24	$560,040	$559,240	$(800)

At February 29, 2024, Emerging Markets Equity Fund had deposited cash of $16,994 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 25.2%

Advertising — 0.0%@
		Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes:
$193,000	BBB+	3.650% due 11/1/24	$190,523
77,000	BBB+	3.600% due 4/15/26	74,612

		Total Advertising	265,135

Aerospace/Defense — 1.1%
2,396,000	BBB+	BAE Systems Holdings Inc., Company Guaranteed Notes, 3.850% due 12/15/25(a)	2,337,386
		Boeing Co. (The), Senior Unsecured Notes:
510,000	BBB-	4.875% due 5/1/25	505,464
2,967,000	BBB-	2.196% due 2/4/26	2,785,245
50,000	BBB-	3.100% due 5/1/26	47,641
70,000	BBB-	2.700% due 2/1/27	65,199
480,000	BBB-	2.800% due 3/1/27	445,529
260,000	BBB-	3.200% due 3/1/29	235,252
250,000	BBB-	5.150% due 5/1/30	245,834
440,000	BBB-	3.250% due 2/1/35	353,787
40,000	BBB-	3.550% due 3/1/38	30,955
420,000	BBB-	5.705% due 5/1/40	409,285
140,000	BBB-	3.750% due 2/1/50	99,649
1,000,000	BBB-	5.805% due 5/1/50	960,432
248,000	BBB-	3.950% due 8/1/59	176,692
241,000	BBB-	5.930% due 5/1/60	231,122
		General Dynamics Corp., Company Guaranteed Notes:
350,000	A-	3.750% due 5/15/28	337,168
10,000	A-	4.250% due 4/1/40	8,957
60,000	A-	4.250% due 4/1/50	51,721
82,000	BBB	L3 Technologies Inc., Company Guaranteed Notes, 3.850% due 12/15/26	79,208
		L3Harris Technologies Inc., Senior Unsecured Notes:
489,000	BBB	3.850% due 12/15/26	472,348
388,000	BBB	5.400% due 1/15/27	390,452
1,731,000	BBB	4.400% due 6/15/28	1,682,947
30,000	BBB	5.054% due 4/27/45	28,077
282,000	BBB	5.600% due 7/31/53	284,209
		Lockheed Martin Corp., Senior Unsecured Notes:
90,000	A-	3.900% due 6/15/32	83,545
40,000	A-	4.500% due 5/15/36	37,815
126,000	A-	3.800% due 3/1/45	102,352
784,000	A-	4.150% due 6/15/53	653,613
120,000	A-	5.200% due 2/15/64	117,304
		Northrop Grumman Corp., Senior Unsecured Notes:
10,000	BBB+	2.930% due 1/15/25	9,784
720,000	BBB+	3.250% due 1/15/28	675,676
334,000	BBB+	4.700% due 3/15/33	322,413
64,000	BBB+	4.750% due 6/1/43	58,135
111,000	BBB+	4.030% due 10/15/47	89,600
280,000	BBB+	5.250% due 5/1/50	270,255
		Raytheon Co., Senior Unsecured Notes:
24,000	BBB+	7.000% due 11/1/28	25,403
27,000	BBB+	4.200% due 12/15/44	21,427
		RTX Corp., Senior Unsecured Notes:
70,000	BBB+	3.150% due 12/15/24	68,713
130,000	BBB+	3.950% due 8/16/25	127,539
1,837,000	BBB+	4.125% due 11/16/28	1,763,014
140,000	BBB+	5.750% due 1/15/29	144,241

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Aerospace/Defense — 1.1% — (continued)
$140,000	BBB+	2.250% due 7/1/30	$118,479
470,000	BBB+	6.000% due 3/15/31	489,507
816,000	BBB+	2.375% due 3/15/32	664,411
564,000	BBB+	6.100% due 3/15/34	595,551
410,000	BBB+	4.500% due 6/1/42	358,994
76,000	BBB+	3.750% due 11/1/46	58,029
377,000	BBB+	2.820% due 9/1/51	235,685
90,000	BBB+	3.030% due 3/15/52	58,831
		TransDigm Inc., Senior Secured Notes:
240,000	B+	7.125% due 12/1/31(a)	246,497
170,000	B+	6.625% due 3/1/32(a)	171,418

		Total Aerospace/Defense	19,832,790

Agriculture — 0.6%
		Altria Group Inc., Company Guaranteed Notes:
40,000	BBB	2.350% due 5/6/25	38,632
20,000	BBB	4.400% due 2/14/26	19,695
210,000	BBB	6.200% due 11/1/28	218,292
752,000	BBB	4.800% due 2/14/29	738,953
1,690,000	BBB	2.450% due 2/4/32	1,355,165
1,169,000	BBB	6.875% due 11/1/33	1,259,246
90,000	BBB	5.800% due 2/14/39	89,767
80,000	BBB	3.875% due 9/16/46	58,876
320,000	BBB	5.950% due 2/14/49	318,579
82,000	BBB	6.200% due 2/14/59	83,490
		BAT Capital Corp., Company Guaranteed Notes:
174,000	BBB+	3.557% due 8/15/27	164,494
348,000	BBB+	2.259% due 3/25/28	308,003
105,000	BBB+	5.834% due 2/20/31	104,828
90,000	BBB+	6.000% due 2/20/34	89,146
1,949,000	BBB+	4.540% due 8/15/47	1,462,607
181,000	BBB+	4.758% due 9/6/49	139,982
237,000	BBB+	3.984% due 9/25/50	161,754
680,000	BBB+	5.650% due 3/16/52	597,642
458,000	BBB+	7.081% due 8/2/53	474,005
		BAT International Finance PLC, Company Guaranteed Notes:
710,000	BBB+	4.448% due 3/16/28	684,777
168,000	BBB+	5.931% due 2/2/29	171,584
		Imperial Brands Finance PLC, Company Guaranteed Notes:
400,000	BBB	3.125% due 7/26/24(a)	395,763
205,000	BBB	3.500% due 7/26/26(a)	195,022
		Philip Morris International Inc., Senior Unsecured Notes:
234,000	A-	5.125% due 11/17/27	234,474
180,000	A-	4.875% due 2/13/29	177,445
210,000	A-	2.100% due 5/1/30	177,209
40,000	A-	5.125% due 2/13/31	39,385
140,000	A-	5.250% due 2/13/34	136,943
60,000	A-	4.500% due 3/20/42	51,872
864,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 5.850% due 8/15/45	786,823

		Total Agriculture	10,734,453

Airlines — 0.1%
37,000	BB-	American Airlines Class B Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 4.375% due 6/15/24(a)	36,744
470	BB	American Airlines Class B Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.750% due 10/15/25	453

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Airlines — 0.1% — (continued)
$250,000	BB	American Airlines Inc., Senior Secured Notes, 8.500% due 5/15/29(a)	$262,973
		Delta Air Lines Inc., Senior Unsecured Notes:
200,000	BB+	2.900% due 10/28/24	196,173
210,000	BB+	7.375% due 1/15/26	216,788
		Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes:
133,991	Baa1(b)	4.500% due 10/20/25(a)	132,282
120,000	Baa1(b)	4.750% due 10/20/28(a)	117,615
217,000	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	217,462
95,743	Caa2(b)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(a)	69,324
45,749	Aa3(b)	United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates, 4.150% due 8/25/31	42,579
		United Airlines Inc., Senior Secured Notes:
130,000	BB	4.375% due 4/15/26(a)	125,263
810,000	BB	4.625% due 4/15/29(a)	747,186

		Total Airlines	2,164,842

Apparel — 0.0%@
		NIKE Inc., Senior Unsecured Notes:
230,000	AA-	2.750% due 3/27/27	217,066
140,000	AA-	2.850% due 3/27/30	126,038
100,000	AA-	3.250% due 3/27/40	79,470
220,000	AA-	3.375% due 3/27/50	166,866

		Total Apparel	589,440

Auto Manufacturers — 0.4%
		Ford Motor Co., Senior Unsecured Notes:
150,000	BBB-	3.250% due 2/12/32	123,045
140,000	BBB-	6.100% due 8/19/32	139,646
30,000	BBB-	4.750% due 1/15/43	24,279
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
500,000	BBB-	4.950% due 5/28/27	486,083
460,000	BBB-	2.900% due 2/16/28	412,224
220,000	BBB-	2.900% due 2/10/29	191,747
200,000	BBB-	5.113% due 5/3/29	192,702
640,000	BBB-	7.350% due 3/6/30	678,443
1,500,000	BBB-	7.200% due 6/10/30	1,583,221
200,000	BBB-	4.000% due 11/13/30	176,796
330,000	BBB-	7.122% due 11/7/33	351,746
		General Motors Co., Senior Unsecured Notes:
330,000	BBB	6.125% due 10/1/25	332,721
250,000	BBB	6.250% due 10/2/43	251,516
455,000	BBB	5.200% due 4/1/45	401,721
100,000	BBB	General Motors Financial Co., Inc., Company Guaranteed Notes, 4.350% due 1/17/27	97,325
		Nissan Motor Co., Ltd., Senior Unsecured Notes:
600,000	BB+	3.522% due 9/17/25(a)	577,187
900,000	BB+	4.345% due 9/17/27(a)	854,718

		Total Auto Manufacturers	6,875,120

Banks — 6.6%
400,000	A-	Banco Santander SA, Senior Non-Preferred Notes, 2.746% due 5/28/25	386,048
		Bank of America Corp.:
		Senior Unsecured Notes:
280,000	A-	4.000% due 4/1/24	279,604
60,000	A-	3.841% (SOFR + 1.110%) due 4/25/25(c)	59,817
210,000	A-	3.500% due 4/19/26	203,698

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 6.6% — (continued)
$740,000	A-	1.658% (SOFR + 0.910%) due 3/11/27(c)	$686,536
140,000	A-	1.734% (SOFR + 0.960%) due 7/22/27(c)	128,385
130,000	A-	4.376% (SOFR + 1.580%) due 4/27/28(c)	126,543
50,000	A-	3.593% (3-Month Term SOFR + 1.632%) due 7/21/28(c)	47,394
435,000	A-	3.419% (3-Month Term SOFR + 1.302%) due 12/20/28(c)	406,739
3,960,000	A-	3.970% (3-Month Term SOFR + 1.332%) due 3/5/29(c)	3,766,796
3,045,000	A-	2.087% (SOFR + 1.060%) due 6/14/29(c)	2,675,666
2,941,000	A-	5.819% (SOFR + 1.570%) due 9/15/29(c)	2,996,830
659,000	A-	3.974% (3-Month Term SOFR + 1.472%) due 2/7/30(c)	619,397
623,000	A-	2.592% (SOFR + 2.150%) due 4/29/31(c)	532,316
685,000	A-	1.922% (SOFR + 1.370%) due 10/24/31(c)	552,529
690,000	A-	2.687% (SOFR + 1.320%) due 4/22/32(c)	576,849
305,000	A-	2.299% (SOFR + 1.220%) due 7/21/32(c)	246,509
600,000	A-	2.572% (SOFR + 1.210%) due 10/20/32(c)	491,870
3,052,000	A-	2.972% (SOFR + 1.330%) due 2/4/33(c)	2,565,231
1,490,000	A-	4.571% (SOFR + 1.830%) due 4/27/33(c)	1,400,572
2,411,000	A-	5.872% (SOFR + 1.840%) due 9/15/34(c)	2,475,392
1,055,000	A-	5.468% (SOFR + 1.650%) due 1/23/35(c)	1,052,225
240,000	A-	5.000% due 1/21/44	230,247
400,000	A-	4.330% (3-Month Term SOFR + 1.782%) due 3/15/50(c)	340,405
50,000	A-	4.083% (3-Month Term SOFR + 3.412%) due 3/20/51(c)	40,336
		Subordinated Notes:
600,000	BBB+	4.200% due 8/26/24	595,550
450,000	BBB+	4.000% due 1/22/25	443,405
30,000	BBB+	7.250% due 10/15/25	30,744
40,000	BBB+	4.450% due 3/3/26	39,361
20,000	BBB+	4.250% due 10/22/26	19,567
		Bank of Montreal:
40,000	A-	Senior Unsecured Notes, 1.850% due 5/1/25	38,452
50,000	BBB+	Subordinated Notes, 3.803% (5-Year USD Swap Rate + 1.432%) due 12/15/32(c)	46,029
		Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
90,000	A	1.600% due 4/24/25	86,481
390,000	A	4.289% (SOFR + 1.418%) due 6/13/33(c)	365,030
320,000	A	5.834% (SOFR + 2.074%) due 10/25/33(c)	332,249
		Bank of Nova Scotia (The):
10,000	A-	Senior Unsecured Notes, 1.300% due 6/11/25	9,505
180,000	BBB+	Subordinated Notes, 4.588% (5-Year CMT Index + 2.050%) due 5/4/37(c)	161,153
		Barclays PLC, Senior Unsecured Notes:
820,000	BBB+	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(c)	799,001
200,000	BBB+	6.490% (SOFR + 2.220%) due 9/13/29(c)	206,195
		BNP Paribas SA:
		Junior Subordinated Notes:
420,000	BBB-	8.000% (5-Year CMT Index + 3.727%)(a)(c)(d)	421,575
470,000	BBB-	8.500% (5-Year CMT Index + 4.354%)(a)(c)(d)	485,796
		Senior Non-Preferred Notes:
220,000	A-	2.219% (SOFR + 2.074%) due 6/9/26(a)(c)	210,644
950,000	A-	4.400% due 8/14/28(a)	916,178
200,000	A-	2.871% (3-Month Term SOFR + 1.387%) due 4/19/32(a)(c)	167,246
880,000	A+	Senior Preferred Notes, 5.125% (1-Year CMT Index + 1.450%) due 1/13/29(a)(c)	874,863
600,000	A+	Senior Unsecured Notes, 5.894% (SOFR + 1.866%) due 12/5/34(a)(c)	616,032
200,000	BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(c)	187,893
		Citigroup Inc.:
220,000	BB+	Junior Subordinated Notes, 5.950% (3-Month Term SOFR + 4.167%)(c)(d)	218,687
		Senior Unsecured Notes:
70,000	BBB+	4.658% (SOFR + 1.887%) due 5/24/28(c)	68,752

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 6.6% — (continued)
$2,540,000	BBB+	3.520% (3-Month Term SOFR + 1.413%) due 10/27/28(c)	$2,387,318
200,000	BBB+	4.075% (3-Month Term SOFR + 1.454%) due 4/23/29(c)	190,878
100,000	BBB+	3.980% (3-Month Term SOFR + 1.600%) due 3/20/30(c)	93,721
815,000	BBB+	2.976% (SOFR + 1.422%) due 11/5/30(c)	718,141
550,000	BBB+	4.412% (SOFR + 3.914%) due 3/31/31(c)	519,363
70,000	BBB+	2.572% (SOFR + 2.107%) due 6/3/31(c)	59,218
690,000	BBB+	2.561% (SOFR + 1.167%) due 5/1/32(c)	568,003
160,000	BBB+	2.520% (SOFR + 1.177%) due 11/3/32(c)	129,877
1,500,000	BBB+	3.057% (SOFR + 1.351%) due 1/25/33(c)	1,259,069
250,000	BBB+	3.785% (SOFR + 1.939%) due 3/17/33(c)	221,248
220,000	BBB+	4.910% (SOFR + 2.086%) due 5/24/33(c)	210,559
314,000	BBB+	8.125% due 7/15/39	398,646
196,000	BBB+	4.650% due 7/30/45	176,330
70,000	BBB+	4.650% due 7/23/48	62,257
		Subordinated Notes:
210,000	BBB	4.400% due 6/10/25	206,902
20,000	BBB	5.500% due 9/13/25	19,989
890,000	BBB	4.300% due 11/20/26	866,836
30,000	BBB	6.625% due 6/15/32	31,925
100,000	BBB	6.675% due 9/13/43	110,362
286,000	BBB	5.300% due 5/6/44	273,241
30,000	BBB	4.750% due 5/18/46	26,246
58,000	AA-	Commonwealth Bank of Australia, Senior Unsecured Notes, 3.900% due 7/12/47(a)	47,695
		Cooperatieve Rabobank UA:
860,000	BBB+	Company Guaranteed Notes, 4.375% due 8/4/25	843,549
		Senior Non-Preferred Notes:
250,000	A-	3.649% (1-Year CMT Index + 1.220%) due 4/6/28(a)(c)	236,835
270,000	A-	3.758% (1-Year CMT Index + 1.420%) due 4/6/33(a)(c)	239,644
500,000	A-	Credit Agricole SA, Senior Non-Preferred Notes, 1.907% (SOFR + 1.676%) due 6/16/26(a)(c)	476,480
		Credit Suisse AG, Senior Unsecured Notes:
500,000	A+	3.625% due 9/9/24	494,895
1,450,000	A+	7.950% due 1/9/25	1,475,773
250,000	A+	2.950% due 4/9/25	242,823
250,000	A+	5.000% due 7/9/27	247,660
2,635,000	A+	7.500% due 2/15/28	2,835,472
760,000	WD(e)	Credit Suisse Group AG, (Cost — $760,000, acquired 6/16/22), Junior Subordinated Notes, 9.750% (5-Year CMT Index + 6.383%)#(a)(c)(d)(f)(h)	—
200,000	BBB-	Deutsche Bank AG, Subordinated Notes, 3.742% (SOFR + 2.257%) due 1/7/33(c)	160,736
11,000	BB+	Goldman Sachs Capital II, Limited Guaranteed Notes, 6.370% (3-Month Term SOFR + 1.029%)(c)(d)	9,297
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
265,000	BBB+	5.859% (SOFR + 0.505%) due 9/10/24(c)	265,133
689,000	BBB+	5.831% (SOFR + 0.486%) due 10/21/24(c)	689,397
153,000	BBB+	3.500% due 4/1/25	149,850
145,000	BBB+	3.272% (3-Month Term SOFR + 1.463%) due 9/29/25(c)	142,989
371,000	BBB+	5.798% (SOFR + 1.075%) due 8/10/26(c)	373,112
150,000	BBB+	3.500% due 11/16/26	143,941
685,000	BBB+	1.431% (SOFR + 0.798%) due 3/9/27(c)	632,697
2,030,000	BBB+	1.542% (SOFR + 0.818%) due 9/10/27(c)	1,847,796
70,000	BBB+	3.615% (SOFR + 1.846%) due 3/15/28(c)	66,748
891,000	BBB+	3.814% (3-Month Term SOFR + 1.420%) due 4/23/29(c)	842,179
3,294,000	BBB+	4.223% (3-Month Term SOFR + 1.563%) due 5/1/29(c)	3,158,174
1,374,000	BBB+	6.484% (SOFR + 1.770%) due 10/24/29(c)	1,439,318
57,000	BBB+	1.992% (SOFR + 1.090%) due 1/27/32(c)	45,697

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 6.6% — (continued)
$984,000	BBB+	2.615% (SOFR + 1.281%) due 4/22/32(c)	$818,012
2,750,000	BBB+	2.383% (SOFR + 1.248%) due 7/21/32(c)	2,236,418
1,573,000	BBB+	2.650% (SOFR + 1.264%) due 10/21/32(c)	1,296,598
884,000	BBB+	6.561% (SOFR + 1.950%) due 10/24/34(c)	955,109
210,000	BBB+	6.250% due 2/1/41	226,027
30,000	BBB+	3.210% (SOFR + 1.513%) due 4/22/42(c)	22,326
70,000	BBB+	2.908% (SOFR + 1.472%) due 7/21/42(c)	49,624
100,000	BBB+	4.750% due 10/21/45	91,382
		Subordinated Notes:
130,000	BBB	4.250% due 10/21/25	127,723
460,000	BBB	6.750% due 10/1/37	499,931
290,000	BBB	5.150% due 5/22/45	277,059
		HSBC Holdings PLC:
		Senior Unsecured Notes:
685,000	A-	2.099% (SOFR + 1.929%) due 6/4/26(c)	655,499
485,000	A-	1.589% (SOFR + 1.290%) due 5/24/27(c)	444,005
2,370,000	A-	2.206% (SOFR + 1.285%) due 8/17/29(c)	2,057,626
820,000	A-	3.973% (3-Month Term SOFR + 1.872%) due 5/22/30(c)	760,530
120,000	A-	2.804% (SOFR + 1.187%) due 5/24/32(c)	99,204
		Subordinated Notes:
220,000	BBB	4.762% (SOFR + 2.530%) due 3/29/33(c)	202,178
190,000	BBB	6.500% due 9/15/37	200,684
200,000	BB+	Intesa Sanpaolo SpA, Subordinated Notes, 5.017% due 6/26/24(a)	198,749
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
30,000	A-	3.845% (SOFR + 0.980%) due 6/14/25(c)	29,818
435,000	A-	0.969% (3-Month Term SOFR + 0.580%) due 6/23/25(c)	428,383
1,080,000	A-	1.561% (SOFR + 0.605%) due 12/10/25(c)	1,046,101
80,000	A-	2.083% (SOFR + 1.850%) due 4/22/26(c)	76,976
1,745,000	A-	1.578% (SOFR + 0.885%) due 4/22/27(c)	1,613,798
360,000	A-	1.470% (SOFR + 0.765%) due 9/22/27(c)	327,255
464,000	A-	6.070% (SOFR + 1.330%) due 10/22/27(c)	472,865
480,000	A-	4.203% (3-Month Term SOFR + 1.522%) due 7/23/29(c)	460,798
53,000	A-	5.299% (SOFR + 1.450%) due 7/24/29(c)	53,139
1,110,000	A-	4.452% (3-Month Term SOFR + 1.592%) due 12/5/29(c)	1,073,314
2,182,000	A-	5.012% (SOFR + 1.310%) due 1/23/30(c)	2,158,750
446,000	A-	4.565% (SOFR + 1.750%) due 6/14/30(c)	432,029
2,475,000	A-	2.739% (3-Month Term SOFR + 1.510%) due 10/15/30(c)	2,174,600
150,000	A-	2.522% (SOFR + 2.040%) due 4/22/31(c)	128,284
2,385,000	A-	2.580% (3-Month Term SOFR + 1.250%) due 4/22/32(c)	1,995,297
1,215,000	A-	2.545% (SOFR + 1.180%) due 11/8/32(c)	1,000,453
1,772,000	A-	5.350% (SOFR + 1.845%) due 6/1/34(c)	1,763,698
20,000	A-	3.964% (3-Month Term SOFR + 1.642%) due 11/15/48(c)	16,066
50,000	A-	3.109% (SOFR + 2.440%) due 4/22/51(c)	34,294
		Subordinated Notes:
270,000	BBB+	3.875% due 9/10/24	267,554
210,000	BBB+	4.250% due 10/1/27	205,581
630,000	BBB+	4.950% due 6/1/45	591,534
		Lloyds Banking Group PLC:
		Senior Unsecured Notes:
400,000	BBB+	3.900% due 3/12/24	399,824
200,000	BBB+	4.375% due 3/22/28	193,050
445,000	BBB-	Subordinated Notes, 4.582% due 12/10/25	436,128
250,000	AA+	National Securities Clearing Corp., Senior Unsecured Notes, 1.500% due 4/23/25(a)	240,084

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 6.6% — (continued)
		NatWest Group PLC, Senior Unsecured Notes:
$330,000	BBB+	4.269% (3-Month USD-LIBOR + 1.762%) due 3/22/25(c)	$329,716
400,000	BBB+	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(c)	390,734
		PNC Financial Services Group Inc. (The), Senior Unsecured Notes:
30,000	A-	5.812% (SOFR + 1.322%) due 6/12/26(c)	30,048
420,000	A-	5.582% (SOFR + 1.841%) due 6/12/29(c)	422,620
1,220,000	A-	5.068% (SOFR + 1.933%) due 1/24/34(c)	1,172,927
820,000	A-	6.875% (SOFR + 2.284%) due 10/20/34(c)	888,203
		Royal Bank of Canada, Senior Unsecured Notes:
10,000	A	1.150% due 6/10/25	9,498
250,000	A	3.875% due 5/4/32	228,239
260,000	A	5.150% due 2/1/34	255,666
		Santander Holdings USA Inc., Senior Unsecured Notes:
30,000	BBB+	4.500% due 7/17/25	29,413
289,000	BBB+	6.174% (SOFR + 2.500%) due 1/9/30(c)	288,148
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
235,000	BBB	1.089% (SOFR + 0.787%) due 3/15/25(c)	234,624
790,000	BBB	1.532% (1-Year CMT Index + 1.250%) due 8/21/26(c)	740,716
1,440,000	BBB	1.673% (SOFR + 0.989%) due 6/14/27(c)	1,309,116
		Toronto-Dominion Bank (The), Senior Unsecured Notes:
210,000	A	1.150% due 6/12/25	199,479
440,000	A	4.456% due 6/8/32	419,513
30,000	A-	Truist Financial Corp., Senior Unsecured Notes, 6.047% (SOFR + 2.050%) due 6/8/27(c)	30,301
		UBS Group AG:
		Junior Subordinated Notes:
200,000	BB	7.750% (5-Year USD SOFR ICE Swap Rate + 4.160%)(a)(c)(d)	200,405
890,000	BB	9.250% (5-Year CMT Index + 4.745%)(a)(c)(d)	952,366
		Senior Unsecured Notes:
750,000	A-	3.750% due 3/26/25	734,933
155,000	A-	2.593% (SOFR + 1.560%) due 9/11/25(a)(c)	152,326
320,000	A-	4.550% due 4/17/26	314,394
370,000	A-	2.193% (SOFR + 2.044%) due 6/5/26(a)(c)	354,085
295,000	A-	6.373% (SOFR + 3.340%) due 7/15/26(a)(c)	297,047
960,000	A-	1.305% (SOFR + 0.980%) due 2/2/27(a)(c)	885,008
500,000	A-	4.751% (1-Year CMT Index + 1.750%) due 5/12/28(a)(c)	488,007
950,000	A-	4.194% (SOFR + 3.730%) due 4/1/31(a)(c)	873,478
1,915,000	A-	3.091% (SOFR + 1.730%) due 5/14/32(a)(c)	1,609,084
496,000	A-	2.746% (1-Year CMT Index + 1.100%) due 2/11/33(a)(c)	399,480
2,585,000	A-	6.537% (SOFR + 3.920%) due 8/12/33(a)(c)	2,698,027
2,019,000	A-	9.016% (SOFR + 5.020%) due 11/15/33(a)(c)	2,429,003
		US Bancorp, Senior Unsecured Notes:
90,000	A	1.450% due 5/12/25	86,131
300,000	A	5.850% (SOFR + 2.090%) due 10/21/33(c)	303,694
1,365,000	A	4.839% (SOFR + 1.600%) due 2/1/34(c)	1,285,103
		Wells Fargo & Co.:
50,000	BB+	Junior Subordinated Notes, 5.875%(c)(d)	50,101
		Senior Unsecured Notes:
20,000	BBB+	2.188% (SOFR + 2.000%) due 4/30/26(c)	19,220
500,000	BBB+	3.000% due 10/23/26	472,659
145,000	BBB+	3.526% (SOFR + 1.510%) due 3/24/28(c)	137,481
510,000	BBB+	2.393% (SOFR + 2.100%) due 6/2/28(c)	465,226
490,000	BBB+	4.150% due 1/24/29	469,378
4,965,000	BBB+	5.574% (SOFR + 1.740%) due 7/25/29(c)	4,999,124
511,000	BBB+	6.303% (SOFR + 1.790%) due 10/23/29(c)	530,037
305,000	BBB+	2.879% (3-Month Term SOFR + 1.432%) due 10/30/30(c)	267,461

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 6.6% — (continued)
$103,000	BBB+	2.572% (3-Month Term SOFR + 1.262%) due 2/11/31(c)	$87,879
100,000	BBB+	4.478% (3-Month Term SOFR + 4.032%) due 4/4/31(c)	95,077
3,560,000	BBB+	3.350% (SOFR + 1.500%) due 3/2/33(c)	3,055,086
290,000	BBB+	4.897% (SOFR + 2.100%) due 7/25/33(c)	277,190
795,000	BBB+	5.389% (SOFR + 2.020%) due 4/24/34(c)	782,261
2,363,000	BBB+	5.557% (SOFR + 1.990%) due 7/25/34(c)	2,350,954
140,000	BBB+	6.491% (SOFR + 2.060%) due 10/23/34(c)	148,946
3,060,000	BBB+	5.013% (3-Month Term SOFR + 4.502%) due 4/4/51(c)	2,826,416
		Subordinated Notes:
230,000	BBB	5.375% due 11/2/43	219,604
110,000	BBB	5.606% due 1/15/44	107,832
20,000	BBB	4.650% due 11/4/44	17,271
20,000	BBB	4.900% due 11/17/45	17,730
40,000	BBB	4.400% due 6/14/46	32,958
10,000	BBB	4.750% due 12/7/46	8,657
608,000	A+	Wells Fargo Bank NA, Senior Unsecured Notes, 5.450% due 8/7/26	613,145

		Total Banks	123,797,923

Beverages — 0.2%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
101,000	A-	3.650% due 2/1/26	98,474
890,000	A-	4.900% due 2/1/46	830,852
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
140,000	A-	4.000% due 4/13/28	135,811
240,000	A-	4.750% due 1/23/29	238,010
260,000	A-	3.500% due 6/1/30	240,385
160,000	A-	4.350% due 6/1/40	143,496
160,000	A-	5.550% due 1/23/49	164,067
650,000	BBB-	Bacardi Ltd., Company Guaranteed Notes, 4.450% due 5/15/25(a)	640,483
		Coca-Cola Co. (The), Senior Unsecured Notes:
190,000	A+	2.500% due 6/1/40	135,775
60,000	A+	2.600% due 6/1/50	38,791
		Constellation Brands Inc., Senior Unsecured Notes:
100,000	BBB	3.600% due 5/9/24	99,600
130,000	BBB	4.350% due 5/9/27	127,129
30,000	BBB	2.250% due 8/1/31	24,515
		Molson Coors Beverage Co., Company Guaranteed Notes:
50,000	BBB	3.000% due 7/15/26	47,627
60,000	BBB	4.200% due 7/15/46	49,034
		PepsiCo Inc., Senior Unsecured Notes:
20,000	A+	2.625% due 3/19/27	18,804
150,000	A+	1.625% due 5/1/30	124,758
60,000	A+	2.875% due 10/15/49	41,456
297,000	CCC+	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(a)	260,018

		Total Beverages	3,459,085

Biotechnology — 0.3%
		Amgen Inc., Senior Unsecured Notes:
70,000	BBB+	3.625% due 5/22/24	69,679
1,371,000	BBB+	5.150% due 3/2/28	1,373,828
180,000	BBB+	4.050% due 8/18/29	172,075
471,000	BBB+	2.450% due 2/21/30	409,316
43,000	BBB+	3.375% due 2/21/50	30,853
449,000	BBB+	4.200% due 2/22/52	362,958
114,000	BBB+	4.875% due 3/1/53	102,227
160,000	BBB+	5.650% due 3/2/53	159,752

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Biotechnology — 0.3% — (continued)
$413,000		BBB+	4.400% due 2/22/62	$332,029
167,000		BBB+	5.750% due 3/2/63	167,006
			Gilead Sciences Inc., Senior Unsecured Notes:
310,000		BBB+	3.700% due 4/1/24	309,433
60,000		BBB+	3.650% due 3/1/26	58,258
874,000		BBB+	1.650% due 10/1/30	713,420
90,000		BBB+	4.000% due 9/1/36	79,627
408,000		BBB+	2.600% due 10/1/40	284,958
142,000		BBB+	4.800% due 4/1/44	130,458
99,000		BBB+	4.500% due 2/1/45	87,094
130,000		BBB+	4.750% due 3/1/46	118,218

			Total Biotechnology	4,961,189

Building Materials — 0.0%@
30,000		BB-	Builders FirstSource Inc., Company Guaranteed Notes, 4.250% due 2/1/32(a)	26,385

Chemicals — 0.2%
176,000		BBB	Eastman Chemical Co., Senior Unsecured Notes, 4.500% due 12/1/28	170,788
			International Flavors & Fragrances Inc.:
130,000		BBB-	Company Guaranteed Notes, 3.468% due 12/1/50(a)	85,559
			Senior Unsecured Notes:
1,801,000		BBB-	2.300% due 11/1/30(a)	1,480,315
120,000		BBB-	4.375% due 6/1/47	89,604
100,000		BBB-	5.000% due 9/26/48	84,132
600,000		BBB	MEGlobal BV, Company Guaranteed Notes, 4.250% due 11/3/26(a)	577,581
18,000		BBB	Monsanto Co., Senior Unsecured Notes, 4.400% due 7/15/44	12,392
			OCP SA, Senior Unsecured Notes:
200,000		BB+	4.500% due 10/22/25(a)	195,188
200,000		BB+	3.750% due 6/23/31(a)	170,178
400,000		BB+	5.125% due 6/23/51(a)	296,279
			Orbia Advance Corp. SAB de CV, Company Guaranteed Notes:
270,000		BBB-	1.875% due 5/11/26(a)	246,305
260,000		BBB-	2.875% due 5/11/31(a)	210,894
213,000		BBB	RPM International Inc., Senior Unsecured Notes, 3.750% due 3/15/27	203,270

			Total Chemicals	3,822,485

Coal — 0.0%@
			Teck Resources Ltd., Senior Unsecured Notes:
200,000		BBB-	3.900% due 7/15/30	182,360
10,000		BBB-	6.000% due 8/15/40	9,905

			Total Coal	192,265

Commercial Services — 0.1%
90,000		A-	Cintas Corp. No 2, Company Guaranteed Notes, 4.000% due 5/1/32	84,461
			Global Payments Inc., Senior Unsecured Notes:
176,000		BBB-	4.450% due 6/1/28	169,659
44,000		BBB-	3.200% due 8/15/29	39,200
100,000	EUR	BBB-	4.875% due 3/17/31	111,493
97,000		BBB-	2.900% due 11/15/31	80,979
			Moody’s Corp., Senior Unsecured Notes:
245,000		BBB+	4.250% due 2/1/29	237,128
42,000		BBB+	2.000% due 8/19/31	33,957
			PayPal Holdings Inc., Senior Unsecured Notes:
10,000		A-	1.650% due 6/1/25	9,573
190,000		A-	2.300% due 6/1/30	161,687

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Commercial Services — 0.1% — (continued)
$118,000		BBB+	RELX Capital Inc., Company Guaranteed Notes, 4.000% due 3/18/29	$112,679
			United Rentals North America Inc.:
			Company Guaranteed Notes:
50,000		BB+	3.875% due 2/15/31	44,296
120,000		BB+	3.750% due 1/15/32	103,971
20,000		BBB-	Secured Notes, 3.875% due 11/15/27	18,854
60,000		B	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	57,474
45,000		B-	WASH Multifamily Acquisition Inc., Senior Secured Notes, 5.750% due 4/15/26(a)	43,687
200,000	EUR	BBB-	Worldline SA, Senior Unsecured Notes, 4.125% due 9/12/28	210,823

			Total Commercial Services	1,519,921

Computers — 0.1%
			Dell International LLC/EMC Corp.:
144,000		BBB	Company Guaranteed Notes, 3.450% due 12/15/51	98,845
23,000		BBB	Senior Unsecured Notes, 8.350% due 7/15/46	29,112
88,000		BBB-	DXC Technology Co., Senior Unsecured Notes, 2.375% due 9/15/28	75,910
248,000		BBB	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.250% due 7/1/28	248,434
680,000		A-	International Business Machines Corp., Senior Unsecured Notes, 3.000% due 5/15/24	676,589

			Total Computers	1,128,890

Cosmetics/Personal Care — 0.1%
560,000		BBB	Haleon US Capital LLC, Company Guaranteed Notes, 3.375% due 3/24/29	517,564
540,000		A	Kenvue Inc., Company Guaranteed Notes, 4.900% due 3/22/33	533,883
80,000		AA-	Procter & Gamble Co. (The), Senior Unsecured Notes, 3.000% due 3/25/30	73,226

			Total Cosmetics/Personal Care	1,124,673

Diversified Financial Services — 0.6%
			AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
1,800,000		BBB	2.450% due 10/29/26	1,660,600
540,000		BBB	3.000% due 10/29/28	485,415
1,497,000		BBB	3.300% due 1/30/32	1,266,158
			Air Lease Corp., Senior Unsecured Notes:
495,000		BBB	3.250% due 3/1/25	483,415
10,000		BBB	3.375% due 7/1/25	9,715
725,000		BBB	2.875% due 1/15/26	691,654
230,000		BBB	5.300% due 2/1/28	228,925
			American Express Co., Senior Unsecured Notes:
190,000		BBB+	3.375% due 5/3/24	189,185
220,000		BBB+	4.050% due 5/3/29	212,869
			Avolon Holdings Funding Ltd.:
			Company Guaranteed Notes:
285,000		BBB-	2.875% due 2/15/25(a)	276,677
75,000		BBB-	3.250% due 2/15/27(a)	69,354
1,563,000		BBB-	2.528% due 11/18/27(a)	1,384,282
230,000		BBB-	Senior Unsecured Notes, 2.750% due 2/21/28(a)	204,611
27,000		BBB-	Capital One Financial Corp., Subordinated Notes, 2.359% (SOFR + 1.337%) due 7/29/32(c)	20,411
			Charles Schwab Corp. (The), Senior Unsecured Notes:
700,000		A-	5.875% due 8/24/26	710,922
140,000		A-	6.136% (SOFR + 2.010%) due 8/24/34(c)	145,056
759,000		A+	Credit Suisse USA Inc., Company Guaranteed Notes, 7.125% due 7/15/32	847,959
			Intercontinental Exchange Inc., Senior Unsecured Notes:
13,000		A-	2.100% due 6/15/30	10,913
480,000		A-	1.850% due 9/15/32	370,586
540,000		A-	4.600% due 3/15/33	516,267
60,000		A-	4.950% due 6/15/52	56,333
200,000		BB	Jane Street Group/JSG Finance Inc., Senior Secured Notes, 4.500% due 11/15/29(a)	184,225

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Diversified Financial Services — 0.6% — (continued)
$30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(a)	$28,502
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17*#(h)(i)	—
535,000	A	LSEGA Financing PLC, Company Guaranteed Notes, 2.000% due 4/6/28(a)	476,008
30,000	A+	Mastercard Inc., Senior Unsecured Notes, 3.850% due 3/26/50	24,772
792,000	BBB	Nasdaq Inc., Senior Unsecured Notes, 5.550% due 2/15/34	797,389
150,000	AA	USAA Capital Corp., Senior Unsecured Notes, 2.125% due 5/1/30(a)	124,252
		Visa Inc., Senior Unsecured Notes:
210,000	AA-	2.050% due 4/15/30	180,151
250,000	AA-	4.300% due 12/14/45	223,574

		Total Diversified Financial Services	11,880,180

Electric — 1.6%
		AEP Texas Inc., Senior Unsecured Notes:
593,000	A-	5.400% due 6/1/33	593,261
82,000	A-	3.450% due 1/15/50	57,208
191,000	A-	3.450% due 5/15/51	131,814
		AEP Transmission Co. LLC, Senior Unsecured Notes:
505,000	A-	3.750% due 12/1/47	389,115
109,000	A-	3.150% due 9/15/49	74,873
120,000	A-	2.750% due 8/15/51	74,895
365,000	A-	4.500% due 6/15/52	316,319
		Alabama Power Co., Senior Unsecured Notes:
17,000	A-	5.200% due 6/1/41	16,737
64,000	A-	3.700% due 12/1/47	48,582
60,000	A-	3.450% due 10/1/49	43,649
116,000	A-	3.125% due 7/15/51	79,036
311,000	A-	3.000% due 3/15/52	207,292
		Ameren Illinois Co., 1st Mortgage Notes:
43,000	A	3.250% due 3/15/50	30,257
95,000	A	2.900% due 6/15/51	61,970
342,000	BBB+	American Electric Power Co., Inc., Senior Unsecured Notes, 5.950% due 11/1/32	353,886
150,000	BBB	American Transmission Systems Inc., Senior Unsecured Notes, 2.650% due 1/15/32(a)	123,203
850,000	BBB+	Arizona Public Service Co., Senior Unsecured Notes, 3.350% due 5/15/50	580,060
		Baltimore Gas & Electric Co., Senior Unsecured Notes:
6,000	A	3.500% due 8/15/46	4,433
150,000	A	3.750% due 8/15/47	113,451
130,000	A	3.200% due 9/15/49	89,260
67,000	A	2.900% due 6/15/50	43,552
204,000	A	4.550% due 6/1/52	178,002
265,000	A	5.400% due 6/1/53	259,992
		CenterPoint Energy Houston Electric LLC:
118,000	A	1st Mortgage Notes, 3.600% due 3/1/52	88,760
129,000	A	General Refinance Mortgage, 4.450% due 10/1/32	122,898
		Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
60,000	A-	3.350% due 4/1/30	54,880
40,000	A-	3.950% due 4/1/50	32,035
134,000	A-	5.900% due 11/15/53	141,263
		Consumers Energy Co., 1st Mortgage Notes:
256,000	A	3.500% due 8/1/51	191,466
53,000	A	2.650% due 8/15/52	32,998
313,000	A	4.200% due 9/1/52	260,247
83,000	A	Dominion Energy South Carolina Inc., 1st Mortgage Notes, 6.250% due 10/15/53	91,890
180,000	A	DTE Electric Co., General Refinance Mortgage, 3.250% due 4/1/51	125,586
		Duke Energy Carolinas LLC, 1st Mortgage Notes:
854,000	A	3.950% due 11/15/28	822,659

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 1.6% — (continued)
$490,000	A	4.950% due 1/15/33	$482,910
500,000	A	4.250% due 12/15/41	423,821
205,000	A	3.200% due 8/15/49	141,659
395,000	A	3.550% due 3/15/52	284,266
352,000	A	5.350% due 1/15/53	344,585
		Duke Energy Florida LLC, 1st Mortgage Notes:
945,000	A	2.500% due 12/1/29	831,043
733,000	A	1.750% due 6/15/30	604,925
24,000	A	4.200% due 7/15/48	19,664
226,000	A	5.950% due 11/15/52	237,884
		Duke Energy Ohio Inc., 1st Mortgage Notes:
729,000	A	3.650% due 2/1/29	688,660
220,000	A	5.650% due 4/1/53	222,060
		Duke Energy Progress LLC, 1st Mortgage Notes:
130,000	A	3.450% due 3/15/29	121,603
843,000	A	5.250% due 3/15/33	841,623
331,000	A	4.150% due 12/1/44	271,063
67,000	A	2.900% due 8/15/51	42,986
830,000	BBB-	Edison International, Senior Unsecured Notes, 6.950% due 11/15/29	885,250
87,000	A	Entergy Arkansas LLC, 1st Mortgage Notes, 3.350% due 6/15/52	59,564
47,000	A	Entergy Texas Inc., 1st Mortgage Notes, 3.450% due 12/1/27	43,944
428,000	BBB+	Eversource Energy, Senior Unsecured Notes, 5.450% due 3/1/28	430,231
85,000	BBB	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	84,550
		FirstEnergy Corp., Senior Unsecured Notes:
60,000	BB+	1.600% due 1/15/26	55,553
470,000	BB+	4.150% due 7/15/27	447,338
300,000	BB+	5.100% due 7/15/47	258,958
		FirstEnergy Transmission LLC, Senior Unsecured Notes:
417,000	BB+	4.350% due 1/15/25(a)	412,495
750,000	BB+	4.550% due 4/1/49(a)	620,813
		Florida Power & Light Co., 1st Mortgage Notes:
251,000	A+	3.950% due 3/1/48	203,483
540,000	A+	3.990% due 3/1/49	439,390
122,000	A+	2.875% due 12/4/51	79,596
278,000	BBB+	Georgia Power Co., Senior Unsecured Notes, 4.950% due 5/17/33	272,211
700,000	BBB	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(a)	699,457
485,000	BBB	Metropolitan Edison Co., Senior Unsecured Notes, 4.300% due 1/15/29(a)	466,308
		MidAmerican Energy Co., 1st Mortgage Notes:
47,000	A	3.100% due 5/1/27	44,453
141,000	A	5.850% due 9/15/54	148,526
167,000	A	5.300% due 2/1/55	162,293
35,000	BBB+	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 5.749% due 9/1/25	35,191
		Northern States Power Co., 1st Mortgage Notes:
211,000	A+	2.900% due 3/1/50	137,856
218,000	A+	2.600% due 6/1/51	134,645
255,000	A+	3.200% due 4/1/52	175,374
262,000	A+	5.100% due 5/15/53	250,607
		Ohio Power Co., Senior Unsecured Notes:
113,000	A-	2.600% due 4/1/30	97,923
1,289,000	A-	5.000% due 6/1/33	1,265,692
166,000	A-	4.000% due 6/1/49	129,503
118,000	A-	2.900% due 10/1/51	75,681
		Pacific Gas & Electric Co., 1st Mortgage Notes:
420,000	BBB	4.950% due 6/8/25	416,080
500,000	BBB	5.450% due 6/15/27	499,508

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Electric — 1.6% — (continued)
$89,000		BBB	2.500% due 2/1/31	$72,933
136,000		BBB	6.150% due 1/15/33	139,158
1,279,000		BBB	6.400% due 6/15/33	1,330,083
211,000		BBB	6.950% due 3/15/34	228,142
90,000		BBB	3.500% due 8/1/50	60,576
55,000		BBB	6.700% due 4/1/53	59,155
			PECO Energy Co., 1st Mortgage Notes:
246,000		A	3.050% due 3/15/51	165,427
634,000		A	4.600% due 5/15/52	564,000
241,000		A	4.375% due 8/15/52	206,230
560,000		BBB	Pennsylvania Electric Co., Senior Unsecured Notes, 4.150% due 4/15/25(a)	548,158
302,000		A+	Public Service Co. of New Hampshire, 1st Mortgage Notes, 5.150% due 1/15/53	289,550
500,000		BBB	Public Service Co. of New Mexico, Senior Unsecured Notes, 3.850% due 8/1/25	486,068
			Public Service Electric & Gas Co., 1st Mortgage Notes:
199,000		A	3.200% due 5/15/29	183,511
285,000		A	4.900% due 12/15/32	281,916
			San Diego Gas & Electric Co., 1st Mortgage Notes:
230,000		A	3.320% due 4/15/50	160,164
270,000		A	5.350% due 4/1/53	261,960
			Southern California Edison Co., 1st Mortgage Notes:
475,000		A-	1.200% due 2/1/26	440,822
710,000		A-	5.300% due 3/1/28	716,810
308,000		A-	5.650% due 10/1/28	315,748
499,000		A-	5.950% due 11/1/32	520,320
219,000		A-	5.200% due 6/1/34	214,508
60,000		A-	3.650% due 6/1/51	44,079
305,000		A-	5.875% due 12/1/53	309,690
400,000		A-	Southwestern Electric Power Co., Senior Unsecured Notes, 5.300% due 4/1/33	395,164
			TenneT Holding BV, Senior Unsecured Notes:
540,000	EUR	A3(b)	4.500% due 10/28/34	626,301
340,000	EUR	A3(b)	4.750% due 10/28/42	415,393
126,000		A	Union Electric Co., 1st Mortgage Notes, 5.450% due 3/15/53	123,645
			Virginia Electric & Power Co., Senior Unsecured Notes:
52,000		BBB+	2.950% due 11/15/51	33,360
226,000		BBB+	5.700% due 8/15/53	229,549
15,000		BBB+	5.350% due 1/15/54	14,430

			Total Electric	29,863,604

Electronics — 0.0%@
540,000		A2(b)	Honeywell International Inc., Senior Unsecured Notes, 5.000% due 3/1/35	538,260

Entertainment — 0.2%
90,000		BB-	Caesars Entertainment Inc., Senior Secured Notes, 7.000% due 2/15/30(a)	92,273
			Warnermedia Holdings Inc., Company Guaranteed Notes:
20,000		BBB-	6.412% due 3/15/26	19,984
80,000		BBB-	3.755% due 3/15/27	75,716
510,000		BBB-	4.054% due 3/15/29	472,355
250,000		BBB-	4.279% due 3/15/32	220,160
910,000		BBB-	5.050% due 3/15/42	764,550
2,651,000		BBB-	5.141% due 3/15/52	2,156,121
160,000		BB-	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Company Guaranteed Notes, 7.125% due 2/15/31(a)	165,371

			Total Entertainment	3,966,530

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Environmental Control — 0.1%
			Republic Services Inc., Senior Unsecured Notes:
$130,000		BBB+	2.500% due 8/15/24	$128,259
66,000		BBB+	3.375% due 11/15/27	62,596
260,000		BBB+	4.875% due 4/1/29	258,977
330,000		BBB+	Waste Connections Inc., Senior Unsecured Notes, 5.000% due 3/1/34	323,108
170,000		A-	Waste Management Inc., Company Guaranteed Notes, 2.950% due 6/1/41	126,192
244,000		B-	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	239,382

			Total Environmental Control	1,138,514

Food — 0.2%
1,720,000		BBB-	JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl, Company Guaranteed Notes, 6.750% due 3/15/34(a)	1,773,196
			JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., Company Guaranteed Notes:
420,000		BBB-	3.000% due 2/2/29	368,602
275,000		BBB-	5.500% due 1/15/30	268,230
465,000		BBB-	3.000% due 5/15/32	372,597
115,000		BBB-	5.750% due 4/1/33	111,574
			Kraft Heinz Foods Co., Company Guaranteed Notes:
10,000		BBB	3.000% due 6/1/26	9,538
40,000		BBB	4.250% due 3/1/31	38,006
30,000		BBB	5.000% due 6/4/42	27,737
160,000		BBB	5.200% due 7/15/45	149,552
230,000		A+	Mars Inc., Company Guaranteed Notes, 3.200% due 4/1/30(a)	208,569
70,000		BBB	Mondelez International Inc., Senior Unsecured Notes, 1.500% due 5/4/25	66,929
			Pilgrim’s Pride Corp., Company Guaranteed Notes:
72,000		BBB-	3.500% due 3/1/32	60,217
75,000		BBB-	6.250% due 7/1/33	75,905

			Total Food	3,530,652

Forest Products & Paper — 0.0%@
			Suzano Austria GmbH, Company Guaranteed Notes:
180,000		BBB-	3.750% due 1/15/31	157,611
770,000		BBB-	3.125% due 1/15/32	632,855

			Total Forest Products & Paper	790,466

Gas — 0.2%
92,000		A-	Atmos Energy Corp., Senior Unsecured Notes, 4.125% due 10/15/44	78,533
			CenterPoint Energy Resources Corp., Senior Unsecured Notes:
208,000		BBB+	5.250% due 3/1/28	209,405
52,000		BBB+	1.750% due 10/1/30	42,233
1,270,000		BBB+	KeySpan Gas East Corp., Senior Unsecured Notes, 5.994% due 3/6/33(a)	1,266,367
260,000	EUR	Baa1(b)	National Gas Transmission PLC, Senior Unsecured Notes, 4.250% due 4/5/30	286,951
			NiSource Inc., Senior Unsecured Notes:
75,000		BBB+	3.490% due 5/15/27	71,332
161,000		BBB+	5.250% due 3/30/28	161,730
253,000		BBB+	3.600% due 5/1/30	231,552
			Piedmont Natural Gas Co., Inc., Senior Unsecured Notes:
90,000		BBB+	3.500% due 6/1/29	82,913
96,000		BBB+	2.500% due 3/15/31	80,438
460,000		BBB+	5.050% due 5/15/52	413,880
250,000		BBB+	Southern Co. Gas Capital Corp., Company Guaranteed Notes, 4.400% due 5/30/47	203,322
255,000		BBB	Southwest Gas Corp., Senior Unsecured Notes, 5.450% due 3/23/28	257,254
75,000		A	Spire Missouri Inc., 1st Mortgage Notes, 4.800% due 2/15/33	72,831

			Total Gas	3,458,741

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Healthcare — Products — 0.2%
			Abbott Laboratories, Senior Unsecured Notes:
$70,000		AA-	4.750% due 11/30/36	$68,637
150,000		AA-	4.900% due 11/30/46	144,603
60,000		BBB+	Agilent Technologies Inc., Senior Unsecured Notes, 2.300% due 3/12/31	50,104
			Alcon Finance Corp., Company Guaranteed Notes:
645,000		BBB+	3.000% due 9/23/29(a)	578,724
380,000		BBB+	2.600% due 5/27/30(a)	326,179
200,000	EUR	A	Medtronic Global Holdings SCA, Company Guaranteed Notes, 3.375% due 10/15/34	212,103
200,000	EUR	BBB	Sartorius Finance BV, Company Guaranteed Notes, 4.500% due 9/14/32	223,451
			Solventum Corp., Company Guaranteed Notes:
420,000		BBB-	5.400% due 3/1/29(a)	419,276
430,000		BBB-	5.450% due 3/13/31(a)	426,048
590,000		BBB-	5.600% due 3/23/34(a)	587,302
440,000		BBB-	5.900% due 4/30/54(a)	433,513
13,000		WR(b)	St Jude Medical LLC, Senior Unsecured Notes, 4.750% due 4/15/43	9,493
			Thermo Fisher Scientific Inc., Senior Unsecured Notes:
164,000		A-	2.000% due 10/15/31	134,060
755,000		A-	5.086% due 8/10/33	759,289

			Total Healthcare — Products	4,372,782

Healthcare — Services — 0.7%
			Centene Corp., Senior Unsecured Notes:
100,000		BBB-	4.250% due 12/15/27	95,399
150,000		BBB-	4.625% due 12/15/29	142,276
30,000		BBB-	3.375% due 2/15/30	26,507
1,070,000		BBB-	3.000% due 10/15/30	915,016
10,000		BBB-	2.625% due 8/1/31	8,189
100,000		A	City of Hope, Senior Secured Notes, 5.623% due 11/15/43	97,958
			CommonSpirit Health:
30,000		A-	Secured Notes, 4.350% due 11/1/42	25,636
			Senior Secured Notes:
183,000		A-	3.347% due 10/1/29	166,436
190,000		A-	2.782% due 10/1/30	162,636
175,000		AA	3.817% due 10/1/49	132,962
95,000		A-	3.910% due 10/1/50	72,976
205,000		AA	Corewell Health Obligated Group, Senior Unsecured Notes, 3.487% due 7/15/49	155,095
205,000		AA-	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	169,672
			Elevance Health Inc., Senior Unsecured Notes:
1,120,000		A	3.650% due 12/1/27	1,070,536
300,000		A	4.100% due 5/15/32	276,626
247,000		A	4.550% due 3/1/48	215,991
140,000		A	4.550% due 5/15/52	122,233
116,000		A	6.100% due 10/15/52	124,525
33,000		A	4.850% due 8/15/54	28,195
140,000		A	Franciscan Missionaries of Our Lady Health System Inc., Secured Notes, 3.914% due 7/1/49	110,172
355,000		BBB-	Fresenius Medical Care US Finance III Inc., Company Guaranteed Notes, 1.875% due 12/1/26(a)	320,111
			HCA Inc., Company Guaranteed Notes:
40,000		BBB-	5.000% due 3/15/24	39,990
187,000		BBB-	5.250% due 4/15/25	186,179
736,000		BBB-	5.250% due 6/15/26	731,473
153,000		BBB-	5.375% due 9/1/26	152,562
681,000		BBB-	5.200% due 6/1/28	679,480
90,000		BBB-	5.875% due 2/1/29	91,592
923,000		BBB-	4.125% due 6/15/29	868,034

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Services — 0.7% — (continued)
$1,505,000	BBB-	3.500% due 9/1/30	$1,344,171
685,000	BBB-	5.500% due 6/15/47	638,561
295,000	BBB-	5.250% due 6/15/49	265,573
278,000	BBB-	3.500% due 7/15/51	187,789
41,000	AA	Hoag Memorial Hospital Presbyterian, Unsecured Notes, 3.803% due 7/15/52	33,435
		Humana Inc., Senior Unsecured Notes:
20,000	BBB+	4.500% due 4/1/25	19,794
357,000	BBB+	1.350% due 2/3/27	320,103
170,000	BBB+	3.950% due 3/15/27	164,003
50,000	BBB+	2.150% due 2/3/32	39,639
70,000	BBB+	4.625% due 12/1/42	61,483
40,000	BBB+	4.950% due 10/1/44	36,081
580,000	BBB-	IQVIA Inc., Senior Secured Notes, 5.700% due 5/15/28	584,936
275,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 4.875% due 4/1/42	261,849
360,000	B-	ModivCare Escrow Issuer Inc., Senior Unsecured Notes, 5.000% due 10/1/29(a)	265,898
88,000	A+	Mount Nittany Medical Center Obligated Group, Unsecured Notes, 3.799% due 11/15/52	69,135
90,000	Aa2(b)	Nationwide Children’s Hospital Inc., Unsecured Notes, 4.556% due 11/1/52	82,923
90,000	AA	Presbyterian Healthcare Services, Unsecured Notes, 4.875% due 8/1/52	86,755
110,000	AA-	Queen’s Health Systems (The), Secured Notes, 4.810% due 7/1/52	102,810
240,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 2.607% due 12/13/51(a)	151,380
65,000	Aa2(b)	Seattle Children’s Hospital, Unsecured Notes, 2.719% due 10/1/50	42,090
		UnitedHealth Group Inc., Senior Unsecured Notes:
60,000	A+	1.250% due 1/15/26	56,073
50,000	A+	3.875% due 12/15/28	47,990
90,000	A+	4.000% due 5/15/29	86,566
50,000	A+	2.000% due 5/15/30	42,007
510,000	A+	4.200% due 5/15/32	481,559
223,000	A+	3.750% due 10/15/47	173,902
40,000	A+	4.250% due 6/15/48	33,903
30,000	A+	4.450% due 12/15/48	26,362
350,000	A+	3.700% due 8/15/49	268,450
20,000	A+	2.900% due 5/15/50	13,296
474,000	A+	3.250% due 5/15/51	333,509
120,000	A+	3.875% due 8/15/59	92,486
20,000	A+	3.125% due 5/15/60	13,087
115,000	A+	4.950% due 5/15/62	106,239
53,000	A+	5.200% due 4/15/63	50,450

		Total Healthcare — Services	13,772,744

Home Builders — 0.0%@
		Lennar Corp., Company Guaranteed Notes:
90,000	BBB	4.500% due 4/30/24	89,804
130,000	BBB	4.750% due 11/29/27	127,935
10,000	BBB-	MDC Holdings Inc., Company Guaranteed Notes, 6.000% due 1/15/43	9,914

		Total Home Builders	227,653

Household Products/Wares — 0.0%@
130,000	B	Spectrum Brands Inc., Company Guaranteed Notes, 3.875% due 3/15/31(a)	123,990

Insurance — 0.4%
100,000	B	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Secured Notes, 4.250% due 10/15/27(a)	92,414
83,000	BBB+	American International Group Inc., Senior Unsecured Notes, 4.750% due 4/1/48	75,737
		Aon Corp., Company Guaranteed Notes:
22,000	A-	4.500% due 12/15/28	21,485
124,000	A-	3.750% due 5/2/29	116,396
288,000	A-	2.800% due 5/15/30	250,389

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Insurance — 0.4% — (continued)
$730,000	A-	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes, 3.900% due 2/28/52	$552,506
720,000	BBB+(e)	Aon North America Inc., Company Guaranteed Notes, 5.450% due 3/1/34	720,269
		Athene Global Funding:
400,000	A+	Secured Notes, 1.985% due 8/19/28(a)	343,244
835,000	A+	Senior Secured Notes, 6.045% (SOFR + 0.700%) due 5/24/24(a)(c)	835,645
460,000	AA	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.250% due 1/15/49	405,025
70,000	A	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/3/26	67,498
900,000	BBB+	Farmers Exchange Capital II, Subordinated Notes, 6.151% (3-Month USD-LIBOR + 3.744%) due 11/1/53(a)(c)	829,168
		Hartford Financial Services Group Inc. (The), Senior Unsecured Notes:
98,000	BBB+	5.950% due 10/15/36	101,262
4,000	BBB+	4.300% due 4/15/43	3,436
540,000	A-	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 2.250% due 11/15/30	455,916
640,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	650,799
340,000	AA-	Metropolitan Life Global Funding I, Senior Secured Notes, 5.150% due 3/28/33(a)	336,367
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 7.936% (3-Month USD-LIBOR + 2.290%) due 12/15/24(a)(c)	850,992
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
20,000	AA-	6.850% due 12/16/39(a)	22,615
350,000	AA-	4.900% due 9/15/44(a)	318,237
995,000	AA-	3.300% due 5/15/50(a)	696,004
475,000	BBB+	Willis North America Inc., Company Guaranteed Notes, 5.350% due 5/15/33	467,692

		Total Insurance	8,213,096

Internet — 0.3%
		Alphabet Inc., Senior Unsecured Notes:
80,000	AA+	1.100% due 8/15/30	64,748
90,000	AA+	1.900% due 8/15/40	59,650
50,000	AA+	2.050% due 8/15/50	29,519
		Amazon.com Inc., Senior Unsecured Notes:
60,000	AA	3.300% due 4/13/27	57,523
240,000	AA	1.200% due 6/3/27	214,771
220,000	AA	3.150% due 8/22/27	208,838
130,000	AA	3.450% due 4/13/29	123,194
120,000	AA	1.500% due 6/3/30	99,244
320,000	AA	2.100% due 5/12/31	268,818
360,000	AA	3.600% due 4/13/32	331,849
1,080,000	AA	3.875% due 8/22/37	962,160
160,000	AA	4.950% due 12/5/44	158,153
100,000	AA	4.050% due 8/22/47	85,730
200,000	AA	2.500% due 6/3/50	125,574
40,000	AA	4.250% due 8/22/57	34,421
		Meta Platforms Inc., Senior Unsecured Notes:
375,000	AA-	4.450% due 8/15/52	327,394
215,000	AA-	4.650% due 8/15/62	190,372
		Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.:
202,000	B	Senior Secured Notes, 4.750% due 4/30/27(a)	194,064
162,000	CCC	Senior Unsecured Notes, 6.000% due 2/15/28(a)	155,676
1,340,000	BBB	Prosus NV, Senior Unsecured Notes, 3.061% due 7/13/31(a)	1,081,488

		Total Internet	4,773,186

Investment Companies — 0.0%@
200,000	A1(b)	Gaci First Investment Co., Company Guaranteed Notes, 5.250% due 10/13/32	200,500
		Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes:
80,000	BB	6.250% due 5/15/26	78,035

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Investment Companies — 0.0%@ — (continued)
$128,000	BB	5.250% due 5/15/27	$117,897
215,000	BB	9.750% due 1/15/29(a)	224,944

		Total Investment Companies	621,376

Iron/Steel — 0.0%@
30,000	BBB-	ArcelorMittal SA, Senior Unsecured Notes, 7.000% due 10/15/39	32,030
525,000	BBB-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	560,749

		Total Iron/Steel	592,779

Leisure Time — 0.0%@
540,000	BB-	NCL Corp., Ltd., Senior Secured Notes, 8.125% due 1/15/29(a)	568,610
200,000	BB+	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 6.250% due 3/15/32(a)	200,697
110,000	BB-	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	105,739

		Total Leisure Time	875,046

Lodging — 0.2%
		Las Vegas Sands Corp., Senior Unsecured Notes:
770,000	BB+	3.200% due 8/8/24	759,935
1,250,000	BB+	2.900% due 6/25/25	1,194,969
110,000	BB+	3.900% due 8/8/29	99,602
155,000	BBB	Marriott International Inc., Senior Unsecured Notes, 5.300% due 5/15/34	152,524
		Sands China Ltd., Senior Unsecured Notes:
1,150,000	BBB-	5.125% due 8/8/25	1,131,879
200,000	BBB-	4.050% due 1/8/26	191,905
350,000	BBB-	2.550% due 3/8/27	315,578
200,000	BBB-	3.100% due 3/8/29	172,830

		Total Lodging	4,019,222

Machinery — Diversified — 0.0%@
185,000	BBB+	CNH Industrial Capital LLC, Company Guaranteed Notes, 4.550% due 4/10/28	181,154
		Deere & Co., Senior Unsecured Notes:
40,000	A	3.100% due 4/15/30	36,359
130,000	A	3.750% due 4/15/50	106,736
		Otis Worldwide Corp., Senior Unsecured Notes:
80,000	BBB	2.056% due 4/5/25	77,120
29,000	BBB	5.250% due 8/16/28	29,226
210,000	BBB	2.565% due 2/15/30	183,178

		Total Machinery — Diversified	613,773

Media — 1.0%
640,000	BB-	Cable One Inc., Company Guaranteed Notes, 4.000% due 11/15/30(a)	479,185
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
100,000	BB-	4.750% due 2/1/32(a)	80,862
100,000	BB-	4.500% due 5/1/32	79,094
370,000	BB-	4.500% due 6/1/33(a)	285,268
130,000	BB-	4.250% due 1/15/34(a)	97,325
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
430,000	BBB-	4.908% due 7/23/25	424,099
210,000	BBB-	3.750% due 2/15/28	193,935
260,000	BBB-	4.200% due 3/15/28	243,671
650,000	BBB-	5.050% due 3/30/29	621,819
330,000	BBB-	2.300% due 2/1/32	250,697
210,000	BBB-	4.400% due 4/1/33	183,705
50,000	BBB-	3.500% due 3/1/42	32,714
560,000	BBB-	5.375% due 5/1/47	442,372

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Media — 1.0% — (continued)
$1,009,000	BBB-	5.750% due 4/1/48	$839,641
415,000	BBB-	5.125% due 7/1/49	314,750
580,000	BBB-	4.800% due 3/1/50	418,943
422,000	BBB-	3.700% due 4/1/51	256,048
1,146,000	BBB-	3.900% due 6/1/52	720,160
515,000	BBB-	5.250% due 4/1/53	399,718
308,000	BBB-	3.850% due 4/1/61	178,818
701,000	BBB-	3.950% due 6/30/62	415,596
130,000	BBB-	5.500% due 4/1/63	100,541
		Comcast Corp., Company Guaranteed Notes:
40,000	A-	3.950% due 10/15/25	39,314
80,000	A-	3.150% due 3/1/26	77,217
70,000	A-	3.300% due 4/1/27	66,784
1,720,000	A-	4.150% due 10/15/28	1,669,202
90,000	A-	3.400% due 4/1/30	82,337
270,000	A-	4.250% due 10/15/30	258,211
45,000	A-	1.950% due 1/15/31	37,009
388,000	A-	1.500% due 2/15/31	309,449
282,000	A-	4.800% due 5/15/33	275,794
7,000	A-	6.500% due 11/15/35	7,675
50,000	A-	3.900% due 3/1/38	42,813
20,000	A-	3.250% due 11/1/39	15,346
20,000	A-	3.750% due 4/1/40	16,368
27,000	A-	4.750% due 3/1/44	24,561
20,000	A-	3.400% due 7/15/46	14,645
30,000	A-	4.000% due 8/15/47	24,046
153,000	A-	3.969% due 11/1/47	121,191
20,000	A-	4.000% due 3/1/48	15,888
43,000	A-	3.999% due 11/1/49	34,160
60,000	A-	3.450% due 2/1/50	43,049
570,000	A-	2.800% due 1/15/51	356,980
149,000	A-	2.887% due 11/1/51	94,366
1,051,000	A-	4.049% due 11/1/52	833,014
389,000	A-	2.937% due 11/1/56	239,331
20,000	A-	4.950% due 10/15/58	18,500
79,000	A-	2.650% due 8/15/62	44,217
700,000	A-	2.987% due 11/1/63	420,228
82,000	BBB	Cox Communications Inc., Senior Unsecured Notes, 3.150% due 8/15/24(a)	80,936
		CSC Holdings LLC:
		Company Guaranteed Notes:
1,063,000	B-	6.500% due 2/1/29(a)	927,691
1,500,000	B-	4.500% due 11/15/31(a)	1,115,152
300,000	CCC	Senior Unsecured Notes, 5.750% due 1/15/30(a)	174,958
		DISH DBS Corp.:
		Company Guaranteed Notes:
140,000	CC	7.750% due 7/1/26	89,391
70,000	CC	5.125% due 6/1/29	29,925
60,000	B-	Senior Secured Notes, 5.250% due 12/1/26(a)	48,187
721,000	Baa3(b)	FactSet Research Systems Inc., Senior Unsecured Notes, 3.450% due 3/1/32	629,686
		Fox Corp., Senior Unsecured Notes:
220,000	BBB	6.500% due 10/13/33	231,030
290,000	BBB	5.476% due 1/25/39	270,634
		Paramount Global, Senior Unsecured Notes:
142,000	BBB-	5.850% due 9/1/43	114,881
43,000	BBB-	5.250% due 4/1/44	31,996

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Media — 1.0% — (continued)
$34,000	BBB-	4.900% due 8/15/44	$23,952
50,000	BBB-	4.600% due 1/15/45	34,344
48,000	BBB-	4.950% due 5/19/50	34,377
240,000	BBB-	Time Warner Cable Enterprises LLC, Senior Secured Notes, 8.375% due 7/15/33	266,378
		Time Warner Cable LLC, Senior Secured Notes:
50,000	BBB-	6.550% due 5/1/37	47,094
230,000	BBB-	7.300% due 7/1/38	229,379
270,000	BBB-	5.875% due 11/15/40	232,933
1,852,000	BBB-	5.500% due 9/1/41	1,531,049
700,000	B+	VZ Secured Financing BV, Senior Secured Notes, 5.000% due 1/15/32(a)	600,428
		Walt Disney Co. (The), Company Guaranteed Notes:
25,000	A-	6.200% due 12/15/34	27,317
30,000	A-	6.650% due 11/15/37	33,982

		Total Media	19,046,356

Mining — 0.4%
		Anglo American Capital PLC, Company Guaranteed Notes:
550,000	BBB+	3.625% due 9/11/24(a)	543,194
479,000	BBB+	4.750% due 4/10/27(a)	468,566
550,000	BBB+	4.500% due 3/15/28(a)	529,618
342,000	BBB+	2.625% due 9/10/30(a)	287,947
276,000	BBB+	(Cost — $271,247, acquired 2/14/24) 5.500% due 5/2/33(f)	271,742
200,000	BBB+	5.500% due 5/2/33(a)	196,914
		Barrick North America Finance LLC, Company Guaranteed Notes:
70,000	BBB+	5.700% due 5/30/41	71,100
200,000	BBB+	5.750% due 5/1/43	204,870
150,000	A-	BHP Billsiton Finance USA Ltd., Company Guaranteed Notes, 5.000% due 9/30/43	143,448
515,000	BBB+	Corp. Nacional del Cobre de Chile, Senior Unsecured Notes, 5.125% due 2/2/33	483,425
		First Quantum Minerals Ltd.:
200,000	B	Company Guaranteed Notes, 6.875% due 10/15/27(a)	190,392
200,000	B	Secured Notes, 9.375% due 3/1/29(a)	207,702
		Freeport-McMoRan Inc., Company Guaranteed Notes:
10,000	BB+	4.550% due 11/14/24	9,904
70,000	BB+	5.400% due 11/14/34	68,133
620,000	BB+	5.450% due 3/15/43	576,194
		Glencore Funding LLC, Company Guaranteed Notes:
710,000	BBB+	4.125% due 3/12/24(a)	709,713
510,000	BBB+	4.625% due 4/29/24(a)	508,893
260,000	BBB+	4.000% due 3/27/27(a)	250,168
656,000	BBB+	3.875% due 10/27/27(a)	627,864
499,000	BBB+	5.400% due 5/8/28(a)	501,842
		Newmont Corp., Company Guaranteed Notes:
61,000	BBB+	2.600% due 7/15/32	50,176
133,000	BBB+	5.875% due 4/1/35	137,196
910,000	BBB+	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	856,215
90,000	BBB-	Yamana Gold Inc., Company Guaranteed Notes, 4.625% due 12/15/27	86,270

		Total Mining	7,981,486

Miscellaneous Manufacturers — 0.0%@
		3M Co., Senior Unsecured Notes:
90,000	BBB+	2.375% due 8/26/29	78,165
30,000	BBB+	3.050% due 4/15/30	26,658
360,000	BBB+	3.700% due 4/15/50	265,627
160,000	A-	Eaton Corp., Company Guaranteed Notes, 4.150% due 11/2/42	139,291
218,000	BBB	Textron Inc., Senior Unsecured Notes, 3.900% due 9/17/29	204,177

		Total Miscellaneous Manufacturers	713,918

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Multi-National — 0.2%
253,000,000	INR	Aaa(b)	Inter-American Development Bank, Senior Unsecured Notes, 7.350% due 10/6/30	$3,108,257

Oil & Gas — 2.0%
			Antero Resources Corp., Company Guaranteed Notes:
$1,548,000		BB+	7.625% due 2/1/29(a)	1,595,770
257,000		BB+	5.375% due 3/1/30(a)	245,165
			Apache Corp., Senior Unsecured Notes:
60,000		BB+	7.750% due 12/15/29	64,375
159,000		BB+	4.250% due 1/15/30	146,174
229,000		BB+	5.100% due 9/1/40	191,776
20,000		BB+	5.250% due 2/1/42	16,512
132,000		BB+	4.750% due 4/15/43	101,504
60,000		BB+	4.250% due 1/15/44	41,711
90,000		BB+	5.350% due 7/1/49	73,052
			BP Capital Markets America Inc., Company Guaranteed Notes:
70,000		A-	3.410% due 2/11/26	67,902
190,000		A-	3.588% due 4/14/27	182,644
110,000		A-	3.633% due 4/6/30	102,575
693,000		A-	4.989% due 4/10/34	681,925
70,000		AA-	Chevron Corp., Senior Unsecured Notes, 1.995% due 5/11/27	64,398
10,000		AA-	Chevron USA Inc., Company Guaranteed Notes, 3.850% due 1/15/28	9,734
			Continental Resources Inc., Company Guaranteed Notes:
870,000		BBB-	3.800% due 6/1/24	865,458
180,000		BBB-	2.268% due 11/15/26(a)	165,240
640,000		BBB-	4.375% due 1/15/28	615,336
120,000		BBB-	5.750% due 1/15/31(a)	117,656
30,000		BBB-	4.900% due 6/1/44	24,393
			Coterra Energy Inc., Senior Unsecured Notes:
950,000		BBB	3.900% due 5/15/27	913,406
150,000		BBB	4.375% due 3/15/29	144,532
			Devon Energy Corp., Senior Unsecured Notes:
616,000		BBB	5.250% due 9/15/24	614,224
190,000		BBB	5.850% due 12/15/25	191,126
32,000		BBB	5.250% due 10/15/27	31,940
142,000		BBB	5.875% due 6/15/28	142,871
129,000		BBB	4.500% due 1/15/30	123,115
460,000		BBB	5.600% due 7/15/41	433,158
10,000		BBB	4.750% due 5/15/42	8,466
680,000		BBB	5.000% due 6/15/45	588,818
			Diamondback Energy Inc., Company Guaranteed Notes:
1,814,000		BBB-	3.250% due 12/1/26	1,735,363
3,694,000		BBB-	3.500% due 12/1/29	3,391,332
2,844,000		BBB-	3.125% due 3/24/31	2,493,415
330,000		BBB-	4.400% due 3/24/51	268,809
860,000		BB+	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 5/28/45	637,628
			EOG Resources Inc., Senior Unsecured Notes:
100,000		A-	4.150% due 1/15/26	98,498
210,000		A-	4.375% due 4/15/30	203,798
510,000		A-	3.900% due 4/1/35	458,380
210,000		A-	4.950% due 4/15/50	196,269
			EQT Corp., Senior Unsecured Notes:
6,000		BBB-	6.125% due 2/1/25	6,014
3,534,000		BBB-	3.900% due 10/1/27	3,353,564
352,000		BBB-	5.700% due 4/1/28	354,888
201,000		BBB-	5.000% due 1/15/29	196,085

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 2.0% — (continued)
$538,000	BBB-	3.625% due 5/15/31(a)	$470,589
128,000	BBB-	5.750% due 2/1/34	125,992
		Exxon Mobil Corp., Senior Unsecured Notes:
180,000	AA-	3.482% due 3/19/30	168,053
460,000	AA-	4.227% due 3/19/40	412,643
70,000	AA-	4.114% due 3/1/46	59,461
110,000	AA-	4.327% due 3/19/50	95,755
100,000	AA-	3.452% due 4/15/51	74,112
75,000	BBB-	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	76,239
		Occidental Petroleum Corp., Senior Unsecured Notes:
94,000	BB+	6.950% due 7/1/24	94,349
740,000	BB+	5.550% due 3/15/26	744,999
90,000	BB+	3.400% due 4/15/26	86,322
140,000	BB+	7.500% due 5/1/31	154,867
75,000	BB+	7.875% due 9/15/31	84,488
90,000	BB+	4.625% due 6/15/45	72,716
30,000	BB+	4.100% due 2/15/47	22,098
690,000	BB+	4.200% due 3/15/48	529,965
177,000	BBB-	Ovintiv Inc., Company Guaranteed Notes, 6.250% due 7/15/33	181,851
1,860,000	BB	Petrobras Global Finance BV, Company Guaranteed Notes, 5.750% due 2/1/29	1,853,730
		Petroleos Mexicanos, Company Guaranteed Notes:
117,000	BBB	6.625% due 6/15/35	85,596
465,000	BBB	6.750% due 9/21/47	295,443
68,000	BBB	6.350% due 2/12/48	41,673
		Pioneer Natural Resources Co., Senior Unsecured Notes:
30,000	BBB	1.125% due 1/15/26	27,854
102,000	BBB	5.100% due 3/29/26	101,903
50,000	BBB	1.900% due 8/15/30	41,654
330,000	BBB	2.150% due 1/15/31	276,106
50,000	BB	Range Resources Corp., Company Guaranteed Notes, 4.875% due 5/15/25	49,305
450,000	BBB+	Reliance Industries Ltd., Senior Unsecured Notes, 3.625% due 1/12/52(a)	327,303
		Shell International Finance BV, Company Guaranteed Notes:
610,000	A+	3.875% due 11/13/28	588,665
60,000	A+	2.750% due 4/6/30	53,452
90,000	A+	4.550% due 8/12/43	81,727
220,000	A+	4.375% due 5/11/45	192,176
290,000	A+	4.000% due 5/10/46	238,582
430,000	A+	3.250% due 4/6/50	306,035
		Southwestern Energy Co., Company Guaranteed Notes:
10,000	BB+	5.375% due 2/1/29	9,672
1,340,000	BB+	5.375% due 3/15/30	1,281,993
70,000	BB+	4.750% due 2/1/32	63,637
425,000	BB	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 4.500% due 5/15/29	393,053
		Viper Energy Inc., Senior Unsecured Notes:
4,798,000	BBB-	5.375% due 11/1/27(a)	4,659,963
584,000	BBB-	7.375% due 11/1/31(a)	601,838

		Total Oil & Gas	36,984,858

Oil & Gas Services — 0.0%@
		Halliburton Co., Senior Unsecured Notes:
20,000	BBB+	4.850% due 11/15/35	19,226
50,000	BBB+	5.000% due 11/15/45	46,633
171,000	A	Schlumberger Holdings Corp., Senior Unsecured Notes, 3.900% due 5/17/28(a)	164,011

		Total Oil & Gas Services	229,870

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Packaging & Containers — 0.1%
$94,000	BBB	Amcor Flexibles North America Inc. North America Inc., Company Guaranteed Notes, 2.690% due 5/25/31	$79,452
455,000	CCC+	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Company Guaranteed Notes, 5.250% due 8/15/27(a)	330,565
		Berry Global Inc., Senior Secured Notes:
501,000	BBB-	1.570% due 1/15/26	466,662
510,000	BBB-	4.875% due 7/15/26(a)	498,584
22,000	BBB-	1.650% due 1/15/27	19,817
445,000	BBB-	5.500% due 4/15/28(a)	442,238
175,000	B	Clearwater Paper Corp., Company Guaranteed Notes, 4.750% due 8/15/28(a)	162,255
475,000	BB	Graphic Packaging International LLC, Company Guaranteed Notes, 4.125% due 8/15/24	469,308

		Total Packaging & Containers	2,468,881

Pharmaceuticals — 1.3%
385,000	NR	1375209 BC Ltd., Senior Secured Notes, 9.000% due 1/30/28(a)	376,792
		AbbVie Inc., Senior Unsecured Notes:
730,000	A-	2.600% due 11/21/24	715,014
20,000	A-	3.800% due 3/15/25	19,695
100,000	A-	3.600% due 5/14/25	98,029
150,000	A-	2.950% due 11/21/26	142,241
400,000	A3(b)	4.800% due 3/15/29	398,551
1,430,000	A-	3.200% due 11/21/29	1,307,901
180,000	A3(b)	4.950% due 3/15/31	180,053
240,000	A3(b)	5.050% due 3/15/34	241,188
551,000	A-	4.550% due 3/15/35	527,942
611,000	A-	4.500% due 5/14/35	581,934
150,000	A-	4.750% due 3/15/45	139,123
10,000	A-	4.875% due 11/14/48	9,465
230,000	A-	4.250% due 11/21/49	196,938
255,000	WR(b)	Allergan Funding SCS, Company Guaranteed Notes, 4.550% due 3/15/35	212,381
		Bayer US Finance II LLC, Company Guaranteed Notes:
625,000	BBB	4.375% due 12/15/28(a)	582,285
285,000	BBB	4.625% due 6/25/38(a)	234,631
490,000	BBB	4.400% due 7/15/44(a)	370,237
970,000	BBB	4.875% due 6/25/48(a)	768,559
		Bayer US Finance LLC, Company Guaranteed Notes:
809,000	BBB	6.375% due 11/21/30(a)	814,892
845,000	BBB	6.500% due 11/21/33(a)	845,388
		Becton Dickinson & Co., Senior Unsecured Notes:
377,000	BBB	3.363% due 6/6/24	374,493
17,000	BBB	3.734% due 12/15/24	16,765
243,000	BBB	4.693% due 2/13/28	239,616
42,000	BBB	4.685% due 12/15/44	37,732
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
216,000	A	2.900% due 7/26/24	213,769
41,000	A	3.400% due 7/26/29	38,219
493,000	A	5.100% due 2/22/31	494,526
610,000	A	5.200% due 2/22/34	614,690
98,000	A	4.125% due 6/15/39	85,440
110,000	A	5.550% due 2/22/54	111,409
90,000	A	5.650% due 2/22/64	90,993
		Cigna Group (The):
		Company Guaranteed Notes:
90,000	A-	3.400% due 3/1/27	85,711
1,030,000	A-	4.375% due 10/15/28	999,484

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pharmaceuticals — 1.3% — (continued)
$830,000	A-	4.800% due 8/15/38	$769,627
30,000	A-	4.900% due 12/15/48	26,951
		Senior Unsecured Notes:
160,000	A-	2.375% due 3/15/31	133,559
20,000	A-	3.200% due 3/15/40	14,916
570,000	A-	3.400% due 3/15/51	398,182
		CVS Health Corp., Senior Unsecured Notes:
6,000	BBB	3.875% due 7/20/25	5,878
50,000	BBB	3.625% due 4/1/27	47,979
534,000	BBB	4.300% due 3/25/28	518,248
591,000	BBB	5.000% due 1/30/29	588,843
620,000	BBB	3.750% due 4/1/30	572,057
944,000	BBB	2.125% due 9/15/31	761,806
64,000	BBB	5.250% due 2/21/33	63,331
445,000	BBB	4.875% due 7/20/35	424,629
440,000	BBB	4.780% due 3/25/38	400,245
50,000	BBB	4.125% due 4/1/40	41,179
70,000	BBB	5.125% due 7/20/45	63,692
710,000	BBB	5.050% due 3/25/48	633,079
30,000	BBB	4.250% due 4/1/50	23,980
94,466	BBB	CVS Pass-Through Trust, Pass-Thru Certificates, 6.036% due 12/10/28	95,028
		Eli Lilly & Co., Senior Unsecured Notes:
570,000	A+	4.700% due 2/9/34	563,217
60,000	A+	5.000% due 2/9/54	59,150
450,000	A+	5.100% due 2/9/64	444,053
410,000	AAA	Johnson & Johnson, Senior Unsecured Notes, 3.625% due 3/3/37	362,612
		Merck & Co., Inc., Senior Unsecured Notes:
190,000	A+	1.450% due 6/24/30	155,271
340,000	A+	2.750% due 12/10/51	219,932
215,000	B	Option Care Health Inc., Company Guaranteed Notes, 4.375% due 10/31/29(a)	196,498
		Pfizer Inc., Senior Unsecured Notes:
160,000	A	2.625% due 4/1/30	141,535
140,000	A	1.700% due 5/28/30	116,590
		Pfizer Investment Enterprises Pte Ltd., Company Guaranteed Notes:
416,000	A	4.750% due 5/19/33	405,209
447,000	A	5.300% due 5/19/53	437,395
158,000	A	5.340% due 5/19/63	152,078
221,000	BBB+	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 3.200% due 9/23/26	210,551
256,000	BBB+	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	215,391
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
220,000	BB-	7.125% due 1/31/25	221,301
1,820,000	BB-	3.150% due 10/1/26	1,687,846
720,000	BB-	5.125% due 5/9/29	680,605
130,000	A	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	138,856

		Total Pharmaceuticals	24,157,385

Pipelines — 2.0%
		Cameron LNG LLC, Senior Secured Notes:
50,000	A	2.902% due 7/15/31(a)	43,032
1,662,000	A	3.302% due 1/15/35(a)	1,374,902
213,000	A	3.402% due 1/15/38(a)	174,846
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
2,472,000	BBB	5.125% due 6/30/27	2,461,383
699,000	BBB	3.700% due 11/15/29	644,528

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 2.0% — (continued)
		Cheniere Energy Partners LP, Company Guaranteed Notes:
$1,147,000	BBB-	4.500% due 10/1/29	$1,075,798
143,000	BBB-	4.000% due 3/1/31	127,601
936,000	BBB-	3.250% due 1/31/32	782,906
255,000	BBB-	5.950% due 6/30/33	258,160
		Columbia Pipelines Operating Co. LLC, Senior Unsecured Notes:
670,000	Baa1(b)	6.036% due 11/15/33(a)	687,832
100,000	Baa1(b)	6.544% due 11/15/53(a)	106,582
40,000	BBB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.450% due 11/3/36(a)	41,368
196,000	BBB	El Paso Natural Gas Co. LLC, Company Guaranteed Notes, 3.500% due 2/15/32(a)	165,424
280,000	BBB+	Enbridge Inc., Company Guaranteed Notes, 5.700% due 3/8/33	283,257
		Energy Transfer LP:
		Company Guaranteed Notes:
986,000	BBB	7.375% due 2/1/31(a)	1,032,441
10,000	BBB	5.350% due 5/15/45	9,093
		Junior Subordinated Notes:
80,000	BB+	6.500% (5-Year CMT Index + 5.694%)(c)(d)	77,740
180,000	BB+	6.750% (5-Year CMT Index + 5.134%)(c)(d)	177,309
240,000	BB+	7.125% (5-Year CMT Index + 5.306%)(c)(d)	231,926
40,000	BB+	9.597% (3-Month USD-LIBOR + 4.028%)(c)(d)	39,565
		Senior Unsecured Notes:
360,000	BBB	4.500% due 4/15/24	359,377
288,000	BBB	3.900% due 5/15/24	286,969
349,000	BBB	5.500% due 6/1/27	350,233
76,000	BBB	5.550% due 2/15/28	76,648
30,000	BBB	4.950% due 6/15/28	29,562
240,000	BBB	5.250% due 4/15/29	239,113
800,000	BBB	3.750% due 5/15/30	729,645
280,000	BBB	5.550% due 5/15/34	276,966
90,000	BBB	6.100% due 2/15/42	89,367
340,000	BBB	5.300% due 4/1/44	308,312
18,000	BBB	5.300% due 4/15/47	16,131
200,000	BBB	6.000% due 6/15/48	195,975
750,000	BBB	6.250% due 4/15/49	758,868
1,682,000	BBB	5.000% due 5/15/50	1,454,238
		Enterprise Products Operating LLC, Company Guaranteed Notes:
660,000	A-	4.150% due 10/16/28	637,512
1,550,000	A-	2.800% due 1/31/30	1,376,073
150,000	A-	6.650% due 10/15/34	165,796
200,000	A-	4.850% due 3/15/44	183,556
80,000	A-	3.700% due 1/31/51	60,205
130,000	A-	3.950% due 1/31/60	98,892
60,000	BBB	5.375% (3-Month Term SOFR + 2.832%) due 2/15/78(c)	55,645
		Kinder Morgan Inc., Company Guaranteed Notes:
290,000	BBB	4.300% due 3/1/28	281,450
560,000	BBB	5.000% due 2/1/29	555,652
55,000	BBB	3.250% due 8/1/50	35,649
132,000	BBB	3.600% due 2/15/51	90,572
545,000	A-	Midwest Connector Capital Co. LLC, Company Guaranteed Notes, 4.625% due 4/1/29(a)	525,051
		MPLX LP, Senior Unsecured Notes:
10,000	BBB	4.875% due 6/1/25	9,912
850,000	BBB	4.800% due 2/15/29	832,571
150,000	BBB	4.500% due 4/15/38	130,707
280,000	BBB	4.700% due 4/15/48	234,922

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Pipelines — 2.0% — (continued)
			NGPL PipeCo LLC, Senior Unsecured Notes:
$1,499,000		BBB-	4.875% due 8/15/27(a)	$1,462,794
630,000		BBB-	3.250% due 7/15/31(a)	537,997
1,224,000		BBB	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	1,188,726
			ONEOK Inc., Company Guaranteed Notes:
120,000		BBB	5.550% due 11/1/26	121,007
200,000		BBB	5.800% due 11/1/30	204,830
390,000		BBB	6.050% due 9/1/33	401,892
430,000		BBB	6.625% due 9/1/53	464,230
			Rockies Express Pipeline LLC, Senior Unsecured Notes:
300,000		BB+	4.950% due 7/15/29(a)	281,018
280,000		BB+	6.875% due 4/15/40(a)	275,935
			Sabine Pass Liquefaction LLC, Senior Secured Notes:
129,000		BBB+	5.750% due 5/15/24	128,928
321,000		BBB+	5.000% due 3/15/27	318,614
2,640,000		BBB+	4.200% due 3/15/28	2,546,528
284,000		BBB+	5.900% due 9/15/37	294,412
258,000		BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	295,812
			Targa Resources Corp., Company Guaranteed Notes:
622,000		BBB	6.150% due 3/1/29	641,165
130,000		BBB	4.200% due 2/1/33	117,012
100,000		BBB	6.500% due 2/15/53	105,445
			Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
50,000		BBB	6.500% due 7/15/27	50,574
740,000		BBB	5.000% due 1/15/28	723,134
20,000		BBB	6.875% due 1/15/29	20,619
588,000		BBB	5.500% due 3/1/30	582,881
1,039,000		BBB	4.875% due 2/1/31	986,920
40,000		BBB	4.000% due 1/15/32	35,727
690,000		BBB	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(a)	599,349
224,000		BBB+	Texas Eastern Transmission LP, Senior Unsecured Notes, 3.500% due 1/15/28(a)	209,601
200,000		A1(b)	TMS Issuer Sarl, Senior Secured Notes, 5.780% due 8/23/32	205,239
			Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
1,635,000		BBB	7.850% due 2/1/26	1,699,581
1,237,000		BBB	4.000% due 3/15/28	1,187,879
238,000		BBB	4.600% due 3/15/48	208,717
110,000		BB+	Venture Global Calcasieu Pass LLC, Senior Secured Notes, 3.875% due 11/1/33(a)	92,334
275,000		BB	Venture Global LNG Inc., Senior Secured Notes, 9.500% due 2/1/29(a)	293,445
			Western Midstream Operating LP, Senior Unsecured Notes:
10,000		BBB-	3.100% due 2/1/25	9,749
40,000		BBB-	4.500% due 3/1/28	38,270
630,000		BBB-	4.050% due 2/1/30	583,487
90,000		BBB-	5.500% due 8/15/48	79,158
90,000		BBB-	5.250% due 2/1/50	79,675
			Williams Cos., Inc. (The), Senior Unsecured Notes:
50,000		BBB	7.500% due 1/15/31	55,667
370,000		BBB	7.750% due 6/15/31	406,710
116,000		BBB	8.750% due 3/15/32	138,430

			Total Pipelines	37,914,753

Real Estate — 0.0%@
			Blackstone Property Partners Europe Holdings Sarl:
300,000	EUR	BBB	Company Guaranteed Notes, 1.750% due 3/12/29	279,645
300,000	EUR	BBB	Senior Unsecured Notes, 1.625% due 4/20/30	268,039

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Real Estate — 0.0%@ — (continued)
$100,000	EUR	BBB+	Vonovia Finance BV, Company Guaranteed Notes, 2.250% due 4/7/30	$97,280
300,000	EUR	BBB+	Vonovia SE, Senior Unsecured Notes, 1.500% due 6/14/41	205,931

			Total Real Estate	850,895

Real Estate Investment Trusts (REITs) — 1.4%
520,000		BBB-	American Assets Trust LP, Company Guaranteed Notes, 3.375% due 2/1/31	417,778
			American Homes 4 Rent LP, Senior Unsecured Notes:
315,000		BBB	3.375% due 7/15/51	207,752
250,000		BBB	4.300% due 4/15/52	194,330
			American Tower Corp., Senior Unsecured Notes:
1,193,000		BBB-	5.800% due 11/15/28	1,216,163
186,000		BBB-	3.800% due 8/15/29	172,181
208,000		BBB-	2.100% due 6/15/30	171,152
137,000		BBB-	1.875% due 10/15/30	110,079
1,376,000		BBB-	2.700% due 4/15/31	1,154,915
447,000		BBB-	2.300% due 9/15/31	360,884
200,000	EUR	BBB-	1.000% due 1/15/32	173,706
			Crown Castle Inc., Senior Unsecured Notes:
159,000		BBB	5.000% due 1/11/28	156,618
463,000		BBB	3.800% due 2/15/28	435,981
69,000		BBB	3.100% due 11/15/29	61,137
183,000		BBB	2.250% due 1/15/31	149,566
691,000		BBB	2.100% due 4/1/31	554,793
1,221,000		BBB	2.500% due 7/15/31	1,000,339
560,000	EUR	Baa2(b)	Digital Intrepid Holding BV, Company Guaranteed Notes, 0.625% due 7/15/31	469,235
			Equinix Inc., Senior Unsecured Notes:
430,000		BBB	1.550% due 3/15/28	374,280
183,000		BBB	2.000% due 5/15/28	161,334
333,000		BBB	3.200% due 11/18/29	299,208
270,000		BBB	2.500% due 5/15/31	225,102
			Extra Space Storage LP, Company Guaranteed Notes:
256,000		BBB+	5.700% due 4/1/28	259,647
200,000		BBB+	3.900% due 4/1/29	186,914
206,000		BBB+	2.200% due 10/15/30	168,424
291,000		BBB+	2.400% due 10/15/31	234,973
360,000		BBB+	2.350% due 3/15/32	285,635
			GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
85,000		BBB-	5.375% due 4/15/26	84,254
1,207,000		BBB-	5.300% due 1/15/29	1,172,075
662,000		BBB-	4.000% due 1/15/30	596,340
799,000		BBB-	4.000% due 1/15/31	705,680
1,673,000		BBB-	3.250% due 1/15/32	1,389,156
810,000		BBB	Healthcare Realty Holdings LP, Company Guaranteed Notes, 3.100% due 2/15/30	697,428
31,000		BBB+	Healthpeak OP LLC, Company Guaranteed Notes, 3.400% due 2/1/25	30,367
			Hudson Pacific Properties LP, Company Guaranteed Notes:
65,000		BB+	3.950% due 11/1/27	56,210
790,000		BB+	4.650% due 4/1/29	659,162
190,000		BB+	3.250% due 1/15/30	141,649
			Invitation Homes Operating Partnership LP, Company Guaranteed Notes:
746,000		BBB	2.300% due 11/15/28	652,774
935,000		BBB	2.000% due 8/15/31	730,334
25,000		BBB	4.150% due 4/15/32	22,584
515,000		BBB	5.500% due 8/15/33	508,806
310,000		BBB	Kilroy Realty LP, Company Guaranteed Notes, 2.650% due 11/15/33	225,837
755,000		BBB-	LXP Industrial Trust, Company Guaranteed Notes, 2.375% due 10/1/31	599,781

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 1.4% — (continued)
			NNN REIT Inc., Senior Unsecured Notes:
$124,000		BBB+	3.100% due 4/15/50	$80,264
318,000		BBB+	3.500% due 4/15/51	226,677
			Physicians Realty LP, Company Guaranteed Notes:
70,000		BBB	4.300% due 3/15/27	68,164
15,000		BBB	3.950% due 1/15/28	14,270
285,000		BBB	2.625% due 11/1/31	232,081
400,000	EUR	A	Prologis Euro Finance LLC, Company Guaranteed Notes, 4.250% due 1/31/43	423,058
297,000		A	Prologis LP, Senior Unsecured Notes, 2.250% due 4/15/30	254,847
			Realty Income Corp., Senior Unsecured Notes:
57,000		A-	3.100% due 12/15/29	51,244
74,000		A-	3.250% due 1/15/31	65,574
184,000		A-	5.125% due 2/15/34	178,168
270,000	EUR	A-	5.125% due 7/6/34	313,811
15,000		BBB+	Rexford Industrial Realty LP, Company Guaranteed Notes, 2.150% due 9/1/31	11,869
			VICI Properties LP, Senior Unsecured Notes:
1,862,000		BBB-	4.750% due 2/15/28	1,805,881
85,000		BBB-	4.950% due 2/15/30	81,048
487,000		BBB-	5.125% due 5/15/32	457,785
185,000		BBB-	5.625% due 5/15/52	167,699
			VICI Properties LP/VICI Notes Co., Inc., Company Guaranteed Notes:
65,000		BBB-	4.625% due 6/15/25(a)	63,955
522,000		BBB-	4.500% due 9/1/26(a)	504,370
905,000		BBB-	4.250% due 12/1/26(a)	866,733
1,243,000		BBB-	3.750% due 2/15/27(a)	1,171,244
217,000		BBB-	4.500% due 1/15/28(a)	206,376
80,000		BBB-	3.875% due 2/15/29(a)	73,054
732,000		BBB-	4.125% due 8/15/30(a)	657,938

			Total Real Estate Investment Trusts (REITs)	25,450,673

Retail — 0.2%
			Costco Wholesale Corp., Senior Unsecured Notes:
560,000		A+	1.375% due 6/20/27	503,748
160,000		A+	1.600% due 4/20/30	133,230
60,000		B	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.875% due 4/1/29(a)	57,068
			Home Depot Inc. (The), Senior Unsecured Notes:
210,000		A	2.500% due 4/15/27	195,692
580,000		A	3.250% due 4/15/32	515,138
70,000		A	3.300% due 4/15/40	54,870
20,000		A	3.900% due 6/15/47	16,177
180,000		A	3.350% due 4/15/50	130,282
			Lowe’s Cos., Inc., Senior Unsecured Notes:
805,000		BBB+	3.650% due 4/5/29	758,653
70,000		BBB+	4.500% due 4/15/30	68,095
284,000		BBB+	1.700% due 10/15/30	230,661
91,000		BBB+	2.625% due 4/1/31	77,511
			McDonald’s Corp., Senior Unsecured Notes:
30,000		BBB+	1.450% due 9/1/25	28,406
10,000		BBB+	3.700% due 1/30/26	9,771
30,000		BBB+	3.500% due 3/1/27	28,895
60,000		BBB+	3.500% due 7/1/27	57,459
340,000		BBB+	3.800% due 4/1/28	326,819
100,000		BBB+	3.600% due 7/1/30	92,645
20,000		BBB+	3.625% due 9/1/49	14,973
400,000		BBB+	4.200% due 4/1/50	330,748

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Retail — 0.2% — (continued)
$360,000	CCC-	Michaels Cos Inc. (The), Senior Unsecured Notes, 7.875% due 5/1/29(a)	$232,900
		Walmart Inc., Senior Unsecured Notes:
90,000	AA	1.500% due 9/22/28	79,029
40,000	AA	1.800% due 9/22/31	32,800

		Total Retail	3,975,570

Semiconductors — 0.3%
		Broadcom Inc.:
		Company Guaranteed Notes:
85,000	BBB	3.625% due 10/15/24	83,935
577,000	BBB	4.150% due 11/15/30	540,102
		Senior Unsecured Notes:
170,000	BBB	4.150% due 4/15/32(a)	156,102
716,000	BBB	3.469% due 4/15/34(a)	604,610
1,254,000	BBB	3.137% due 11/15/35(a)	995,019
10,000	BBB	3.187% due 11/15/36(a)	7,837
108,000	BBB	4.926% due 5/15/37(a)	100,612
		Intel Corp., Senior Unsecured Notes:
370,000	A-	1.600% due 8/12/28	321,746
170,000	A-	5.125% due 2/10/30	171,387
54,000	A-	3.734% due 12/8/47	41,205
110,000	A-	4.750% due 3/25/50	98,324
230,000	A-	3.050% due 8/12/51	152,446
108,000	A-	5.050% due 8/5/62	99,620
64,000	A-	5.900% due 2/10/63	66,628
		KLA Corp., Senior Unsecured Notes:
258,000	A-	4.100% due 3/15/29	250,497
271,000	A-	5.250% due 7/15/62	265,771
100,000	BBB-	Micron Technology Inc., Senior Unsecured Notes, 5.875% due 2/9/33	102,152
		NVIDIA Corp., Senior Unsecured Notes:
460,000	A+	3.500% due 4/1/50	360,508
160,000	A+	3.700% due 4/1/60	125,552
		NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes:
90,000	BBB+	2.700% due 5/1/25	87,079
296,000	BBB+	2.500% due 5/11/31	244,932
		Texas Instruments Inc., Senior Unsecured Notes:
90,000	A+	1.750% due 5/4/30	75,335
66,000	A+	5.000% due 3/14/53	64,097
62,000	A+	5.050% due 5/18/63	59,241

		Total Semiconductors	5,074,737

Shipbuilding — 0.0%@
137,000	BBB-	Huntington Ingalls Industries Inc., Company Guaranteed Notes, 2.043% due 8/16/28	119,111

Software — 0.3%
90,000	BBB+	Autodesk Inc., Senior Unsecured Notes, 2.850% due 1/15/30	79,938
		Microsoft Corp., Senior Unsecured Notes:
5,000	AAA	3.450% due 8/8/36	4,403
7,000	AAA	2.525% due 6/1/50	4,514
18,000	AAA	2.921% due 3/17/52	12,427
42,000	AAA	3.041% due 3/17/62	28,599
		MSCI Inc., Company Guaranteed Notes:
364,000	BBB-	3.875% due 2/15/31(a)	324,160
19,000	BBB-	3.625% due 11/1/31(a)	16,469
		Oracle Corp., Senior Unsecured Notes:
820,000	BBB	1.650% due 3/25/26	761,730

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Software — 0.3% — (continued)
$235,000		BBB	3.250% due 11/15/27	$220,306
60,000		BBB	4.650% due 5/6/30	58,505
600,000		BBB	2.875% due 3/25/31	517,777
46,000		BBB	6.250% due 11/9/32	48,581
638,000		BBB	4.300% due 7/8/34	578,573
267,000		BBB	3.850% due 7/15/36	224,423
479,000		BBB	3.800% due 11/15/37	394,340
95,000		BBB	6.500% due 4/15/38	101,449
88,000		BBB	5.375% due 7/15/40	84,233
76,000		BBB	4.000% due 7/15/46	58,475
91,000		BBB	4.000% due 11/15/47	69,725
618,000		BBB	3.600% due 4/1/50	435,250
796,000		BBB	3.950% due 3/25/51	593,359
55,000		BBB	4.375% due 5/15/55	43,176
138,000		BBB+	Roper Technologies Inc., Senior Unsecured Notes, 2.350% due 9/15/24	135,538
			Salesforce Inc., Senior Unsecured Notes:
370,000		A+	3.700% due 4/11/28	356,878
140,000		A+	2.700% due 7/15/41	99,956
475,000		BBB	Take-Two Interactive Software Inc., Senior Unsecured Notes, 4.000% due 4/14/32	436,689

			Total Software	5,689,473

Telecommunications — 1.4%
			AT&T Inc., Senior Unsecured Notes:
20,000		BBB	4.250% due 3/1/27	19,495
760,000		BBB	2.300% due 6/1/27	695,854
55,000		BBB	4.350% due 3/1/29	53,151
242,000		BBB	2.750% due 6/1/31	206,193
180,000		BBB	2.550% due 12/1/33	141,844
833,000		BBB	5.400% due 2/15/34	833,981
50,000		BBB	5.350% due 9/1/40	48,234
80,000		BBB	5.550% due 8/15/41	78,697
73,000		BBB	4.350% due 6/15/45	61,031
382,000		BBB	4.750% due 5/15/46	335,205
238,000		BBB	4.500% due 3/9/48	198,987
270,000		BBB	3.500% due 9/15/53	185,739
1,197,000		BBB	3.550% due 9/15/55	814,895
72,000		BBB	3.800% due 12/1/57	50,728
932,000		BBB	3.650% due 9/15/59	630,951
18,000		BBB	3.850% due 6/1/60	12,726
			CommScope Inc., Senior Secured Notes:
80,000		CCC+	6.000% due 3/1/26(a)	72,096
390,000		CCC+	4.750% due 9/1/29(a)	270,475
			Frontier Communications Holdings LLC, Senior Secured Notes:
250,000		B	5.000% due 5/1/28(a)	231,632
206,000		B	8.625% due 3/15/31(a)	208,674
280,000	EUR	BBB	Global Switch Finance BV, Company Guaranteed Notes, 1.375% due 10/7/30	276,524
164,000		B+	Intelsat Jackson Holdings SA, Senior Secured Notes, 6.500% due 3/15/30(a)	152,993
63,000		BBB	Juniper Networks Inc., Senior Unsecured Notes, 2.000% due 12/10/30	50,766
			Motorola Solutions Inc., Senior Unsecured Notes:
83,000		BBB-	4.600% due 5/23/29	80,673
37,000		BBB-	2.750% due 5/24/31	30,890
26,000		BBB-	5.600% due 6/1/32	26,110
150,000		B	Qwest Corp., Senior Unsecured Notes, 7.250% due 9/15/25	145,249
690,000		BBB-	Rogers Communications Inc., Company Guaranteed Notes, 5.300% due 2/15/34	677,064

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Telecommunications — 1.4% — (continued)
		Sprint LLC, Company Guaranteed Notes:
$2,737,000	BBB-	7.625% due 2/15/25	$2,772,576
1,387,000	BBB-	7.625% due 3/1/26	1,433,786
		Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes:
410,938	A1(b)	4.738% due 3/20/25(a)	408,242
969,000	A1(b)	5.152% due 3/20/28(a)	965,982
330,000	BBB-	Telefonica Emisiones SA, Company Guaranteed Notes, 4.103% due 3/8/27	319,602
		T-Mobile USA Inc., Company Guaranteed Notes:
170,000	BBB	3.500% due 4/15/25	166,282
740,000	BBB	2.250% due 2/15/26	698,263
1,512,000	BBB	3.750% due 4/15/27	1,449,596
110,000	BBB	2.625% due 2/15/29	97,655
300,000	BBB	3.375% due 4/15/29	275,897
830,000	BBB	3.875% due 4/15/30	770,564
100,000	BBB	2.550% due 2/15/31	84,459
80,000	BBB	2.875% due 2/15/31	68,900
1,930,000	BBB	3.500% due 4/15/31	1,724,807
290,000	BBB	2.250% due 11/15/31	235,289
330,000	BBB	2.700% due 3/15/32	274,600
999,000	BBB	5.050% due 7/15/33	977,793
110,000	BBB	5.150% due 4/15/34	108,256
100,000	BBB	4.375% due 4/15/40	87,658
60,000	BBB	3.000% due 2/15/41	43,370
10,000	BBB	3.300% due 2/15/51	6,884
		Verizon Communications Inc., Senior Unsecured Notes:
220,000	BBB+	2.625% due 8/15/26	207,528
80,000	BBB+	4.125% due 3/16/27	77,794
130,000	BBB+	2.100% due 3/22/28	115,774
546,000	BBB+	4.329% due 9/21/28	530,549
37,000	BBB+	4.016% due 12/3/29	35,072
840,000	BBB+	3.150% due 3/22/30	751,219
138,000	BBB+	1.680% due 10/30/30	111,183
385,000	BBB+	1.750% due 1/20/31	308,719
505,000	BBB+	2.550% due 3/21/31	425,760
531,000	BBB+	2.355% due 3/15/32	430,366
664,000	BBB+	5.050% due 5/9/33	657,411
1,410,000	BBB+	4.500% due 8/10/33	1,330,774
20,000	BBB+	4.400% due 11/1/34	18,592
401,000	BBB+	5.850% due 9/15/35	420,261
21,000	BBB+	4.272% due 1/15/36	19,070
10,000	BBB+	5.250% due 3/16/37	9,993
333,000	BBB+	2.650% due 11/20/40	229,597
50,000	BBB+	3.400% due 3/22/41	38,302
100,000	BBB+	4.125% due 8/15/46	82,282
10,000	BBB+	4.862% due 8/21/46	9,194
20,000	BBB+	5.500% due 3/16/47	20,181
40,000	BBB+	4.000% due 3/22/50	31,576
50,000	BBB+	2.875% due 11/20/50	31,942
69,000	BBB+	2.987% due 10/30/56	42,935
200,000	BBB+	3.000% due 11/20/60	121,593
200,000	BB-	Vmed O2 UK Financing I PLC, Senior Secured Notes, 4.750% due 7/15/31(a)	173,136

		Total Telecommunications	25,792,121

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Transportation — 0.1%
			Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
$351,000		AA-	4.150% due 12/15/48	$293,766
52,000		AA-	3.050% due 2/15/51	35,518
174,000		AA-	2.875% due 6/15/52	113,253
220,000		BBB+	Canadian Pacific Railway Co., Company Guaranteed Notes, 3.100% due 12/2/51	149,724
24,000		BBB	FedEx Corp., Company Guaranteed Notes, 5.250% due 5/15/50	22,620
			Norfolk Southern Corp., Senior Unsecured Notes:
146,000		BBB+	2.550% due 11/1/29	128,399
166,000		BBB+	2.300% due 5/15/31	138,582
33,000		BBB+	4.800% due 8/15/43	29,198
188,000		BBB+	3.942% due 11/1/47	148,965
52,000		BBB+	3.155% due 5/15/55	34,177
			Union Pacific Corp., Senior Unsecured Notes:
60,000		A-	2.150% due 2/5/27	55,688
403,000		A-	2.800% due 2/14/32	346,870
884,000		A-	2.891% due 4/6/36	713,204
35,000		A-	4.300% due 3/1/49	29,746
188,000		A-	3.250% due 2/5/50	135,362
45,000		A-	2.950% due 3/10/52	30,084
144,000		A-	3.500% due 2/14/53	107,085
320,000		A-	3.839% due 3/20/60	243,625
10,000		A-	3.750% due 2/5/70	7,314

			Total Transportation	2,763,180

Water — 0.0%@
280,000	EUR	BBB	Thames Water Utilities Finance PLC, Senior Secured Notes, 4.375% due 1/18/31	281,020

			TOTAL CORPORATE BONDS & NOTES (Cost — $494,229,349)	476,469,734

U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 24.6%

U.S. GOVERNMENT AGENCIES — 1.0%
			Federal Farm Credit Banks Funding Corp.:
3,005,000			2.170% due 10/29/29	2,640,056
135,000			3.500% due 9/1/32	125,438
225,000			3.875% due 9/20/32	215,777
2,720,000			3.500% due 2/28/39	2,332,273
			Federal Home Loan Banks:
5,890,000			5.300% due 5/22/24	5,886,413
635,000			0.920% due 2/26/27	571,304
2,900,000			2.200% due 9/24/29	2,551,625
3,500,000			1.570% due 6/30/32	2,718,972
690,000			2.490% due 3/26/40	489,153
			Federal National Mortgage Association (FNMA), Principal Strip:
575,000			zero coupon due 1/15/30(j)	441,880
595,000			zero coupon due 5/15/30(j)	448,249

			Total U.S. GOVERNMENT AGENCIES	18,421,140

U.S. GOVERNMENT OBLIGATIONS — 23.6%
			U.S. Treasury Bonds:
2,370,000			5.000% due 5/15/37	2,558,582
2,835,000			4.375% due 2/15/38	2,867,946
1,500,000			1.125% due 8/15/40	917,080
620,000			1.375% due 11/15/40	393,761
6,000,000			1.875% due 2/15/41	4,134,375
4,490,000			2.000% due 11/15/41	3,108,185

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 23.6% — (continued)
$2,270,000	3.125% due 11/15/41	$1,889,332
5,435,000	2.375% due 2/15/42	3,993,557
180,000	3.250% due 5/15/42	151,348
1,115,000	3.375% due 8/15/42	953,260
4,320,000	4.000% due 11/15/42	4,031,184
100,000	3.125% due 2/15/43	82,039
4,225,000	3.875% due 2/15/43	3,866,370
11,335,000	3.875% due 5/15/43	10,361,563
502,500	3.625% due 8/15/43	442,808
1,335,000	4.375% due 8/15/43	1,306,845
10,310,000	3.750% due 11/15/43	9,238,727
35,080,000	4.750% due 11/15/43	36,085,810
1,125,000	3.625% due 2/15/44	988,660
4,785,000	4.500% due 2/15/44	4,781,636
415,000	3.125% due 8/15/44	336,555
1,375,000	3.000% due 11/15/44	1,090,117
1,495,000	2.875% due 8/15/45	1,154,157
1,412,500	3.000% due 11/15/45	1,112,564
6,490,000	2.500% due 2/15/46	4,656,068
1,110,000	2.875% due 11/15/46	848,803
3,723,000	3.000% due 2/15/47	2,906,703
8,925,000	3.000% due 5/15/47	6,961,849
880,000	2.750% due 8/15/47	653,675
2,120,000	3.000% due 2/15/48	1,646,561
995,000	3.375% due 11/15/48	826,005
1,380,000	3.000% due 2/15/49	1,068,422
510,000	2.875% due 5/15/49	385,209
2,820,000	2.000% due 2/15/50	1,753,467
6,570,000	1.250% due 5/15/50	3,332,222
7,525,000	1.375% due 8/15/50	3,944,158
4,315,000	1.625% due 11/15/50	2,419,603
2,003,000	1.875% due 2/15/51	1,197,418
4,040,000	2.375% due 5/15/51	2,722,581
3,310,000	2.000% due 8/15/51	2,035,521
2,871,000	1.875% due 11/15/51	1,707,852
2,989,000	2.250% due 2/15/52	1,952,132
280,000	2.875% due 5/15/52	210,536
272,000	3.000% due 8/15/52	210,003
2,204,000	4.000% due 11/15/52	2,061,074
5,776,000	3.625% due 2/15/53	5,042,267
3,508,000	3.625% due 5/15/53	3,064,567
904,000	4.125% due 8/15/53	864,309
11,795,000	4.750% due 11/15/53	12,531,559
22,827,000	4.250% due 2/15/54	22,358,232
5,653,492	U.S. Treasury Inflation Indexed Notes, 1.125% due 1/15/33	5,289,661
	U.S. Treasury Notes:
1,740,000	3.500% due 9/15/25	1,706,491
365,000	0.250% due 9/30/25	340,013
4,663,000	4.500% due 11/15/25	4,643,799
1,610,000	0.375% due 11/30/25	1,493,558
9,845,000	4.875% due 11/30/25	9,868,074
620,000	0.375% due 12/31/25	573,500
5,045,000	4.250% due 12/31/25	5,005,192
375,000	0.375% due 1/31/26	345,740
11,430,000	4.250% due 1/31/26	11,342,935

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 23.6% — (continued)
$9,385,000	4.000% due 2/15/26	$9,272,087
4,214,000	0.500% due 2/28/26	3,884,699
4,995,000	4.625% due 3/15/26	4,994,610
1,759,000	3.750% due 4/15/26	1,728,767
236,000	0.750% due 4/30/26	217,535
1,183,000	3.625% due 5/15/26	1,159,525
1,324,000	4.500% due 7/15/26	1,322,836
1,270,000	4.625% due 9/15/26	1,273,274
1,605,000	4.625% due 10/15/26	1,609,922
1,064,000	4.625% due 11/15/26	1,067,741
10,100,000	4.000% due 1/15/27	9,978,879
21,095,000	4.125% due 2/15/27	20,914,539
770,000	1.875% due 2/28/27	715,228
100,000	2.625% due 5/31/27	94,637
1,185,000	2.750% due 7/31/27	1,123,783
2,160,000	3.125% due 8/31/27	2,072,081
1,343,000	4.125% due 10/31/27	1,331,590
2,210,000	0.750% due 1/31/28	1,926,542
130,000	4.125% due 7/31/28	129,045
110,000	4.375% due 8/31/28	110,309
581,000	4.875% due 10/31/28	594,963
235,000	1.500% due 11/30/28	207,062
6,000	4.375% due 11/30/28	6,023
31,500,000	3.750% due 12/31/28	30,771,562
67,436,000	4.000% due 1/31/29	66,629,929
2,365,000	4.250% due 2/28/29	2,364,076
415,000	2.375% due 3/31/29	379,117
285,000	3.875% due 9/30/29	279,233
2,597,000	3.875% due 11/30/29	2,543,234
3,431,000	3.625% due 3/31/30	3,309,441
1,556,000	3.750% due 5/31/30	1,510,232
1,545,000	4.875% due 10/31/30	1,596,661
2,362,000	4.375% due 11/30/30	2,373,718
830,000	4.000% due 1/31/31	816,253
1,345,000	4.250% due 2/28/31	1,342,793
20,000	1.250% due 8/15/31	16,186
270,000	2.875% due 5/15/32	243,944
4,063,000	4.125% due 11/15/32	4,018,654
265,000	3.375% due 5/15/33	247,087
1,447,000	3.875% due 8/15/33	1,403,076
16,418,000	4.500% due 11/15/33	16,719,424
20,440,000	4.000% due 2/15/34	20,027,251
2,020,000	U.S. Treasury Strip Principal, zero coupon due 5/15/49(j)	663,475

	Total U.S. GOVERNMENT OBLIGATIONS	446,807,243

	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost — $495,925,988)	465,228,383

MORTGAGE-BACKED SECURITIES — 21.3%

FHLMC — 6.8%
	Federal Home Loan Mortgage Corp. (FHLMC):
4,864,897	4.500% due 4/1/29 — 2/1/53	4,612,559
4,747,423	5.500% due 1/1/30 — 9/1/53	4,711,520
18,634,010	3.000% due 3/1/31 — 6/1/52	16,196,817
6,816,318	1.500% due 5/1/31 — 12/1/50	5,459,932
30,097,398	2.500% due 11/1/31 — 5/1/52	24,995,378

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

FHLMC — 6.8% — (continued)
$11,775,867	3.500% due 4/1/33 — 6/1/52	$10,707,979
8,240,305	5.000% due 12/1/34 — 7/1/53	8,021,155
43,801,810	2.000% due 3/1/36 — 5/1/52	35,115,688
3,684,684	6.000% due 5/1/38 — 9/1/53	3,719,187
5,079	7.000% due 3/1/39	5,397
2,788,094	6.500% due 9/1/39 — 7/1/53	2,848,619
12,232,333	4.000% due 9/1/40 — 1/1/53	11,390,119
83,959	2.107% (5-Year CMT Index + 1.285%) due 3/1/47(c)	78,006
264,428	2.875% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.619%) due 11/1/47(c)	255,721
449,185	3.006% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.628%) due 11/1/48(c)	423,041
106,150	3.096% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.621%) due 2/1/50(c)	100,211

	Total FHLMC	128,641,329

FNMA — 9.8%
	Federal National Mortgage Association (FNMA):
8,876,155	4.000% due 4/1/24 — 6/1/57	8,282,226
17,003,905	3.500% due 11/1/25 — 12/1/52	15,396,965
7,212,991	5.500% due 3/1/26 — 9/1/56	7,174,033
46,265,625	2.500% due 11/1/27 — 6/1/62	38,586,293
32,835,676	3.000% due 12/1/27 — 9/1/61	28,676,988
18,650,607	4.500% due 3/1/29 — 8/1/58	17,740,525
4,001,558	5.000% due 3/1/29 — 7/1/53	3,903,074
6,571,025	1.500% due 6/1/31 — 8/1/51	5,432,069
50,082	4.537% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.536%) due 3/1/34(c)	49,794
4,039,705	6.000% due 8/1/34 — 7/1/53	4,087,189
8,817	6.847% (1-Year Treasury Average Rate + 1.792%) due 10/1/35(c)	8,970
2,654	6.871% (1-Year Treasury Average Rate + 1.820%) due 11/1/35(c)	2,690
7,986	6.977% (1-Year Treasury Average Rate + 1.941%) due 11/1/35(c)	8,161
60,286,579	2.000% due 6/1/36 — 4/1/52	48,547,566
6,949	7.000% due 4/1/37	6,983
100,000	3.870% due 5/1/37	90,190
36,669	4.640% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.265%) due 5/1/37(c)	36,197
202,567	6.500% due 9/1/37 — 10/1/53	208,471
4,700,000	4.500% due 3/1/54 — 4/1/54(k)	4,444,849
200,000	5.000% due 3/1/54(k)	193,895
1,300,000	6.000% due 4/1/54(k)	1,305,197
600,000	6.500% due 4/1/54(k)	610,173

	Total FNMA	184,792,498

GNMA — 4.7%
	Government National Mortgage Association (GNMA):
13,373	6.000% due 12/15/33 — 6/15/37	13,627
255,760	5.000% due 10/15/34 — 9/15/40	254,752
19,187	5.500% due 5/15/37 — 6/15/38	19,525
29,581	6.500% due 1/15/38 — 10/15/38	30,620
39,972	4.500% due 3/15/41	39,050
331,579	4.000% due 6/15/41 — 11/15/45	321,071
164,982	3.000% due 9/15/42 — 10/15/42	148,318
99,047	3.500% due 6/15/48 — 5/15/50	91,889

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Security	Value

GNMA — 4.7% — (continued)
		Government National Mortgage Association II (GNMA):
$2,602,655		6.000% due 7/20/37 — 1/20/54	$2,629,908
7,356,977		4.500% due 1/20/40 — 4/20/53	7,090,116
9,554,917		5.000% due 7/20/40 — 8/20/53	9,349,561
5,160,717		4.000% due 11/20/40 — 11/20/52	4,849,476
12,520,385		3.000% due 1/20/43 — 4/20/53	11,016,789
9,665,037		3.500% due 6/20/43 — 12/20/52	8,815,069
17,264,087		2.000% due 8/20/50 — 4/20/52	14,051,521
16,955,530		2.500% due 9/20/50 — 9/20/52	14,361,581
6,309,734		5.500% due 11/20/52 — 9/20/53	6,275,201
894,935		6.500% due 9/20/53 — 1/20/54	912,959
3,100,000		4.000% due 3/1/54(k)	2,888,441
1,000,000		4.500% due 3/1/54(k)	955,156
2,400,000		5.000% due 3/1/54(k)	2,343,367
1,500,000		5.500% due 3/1/54(k)	1,490,174

		Total GNMA	87,948,171

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $434,536,212)	401,381,998

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2%
690,000	AAA(e)	280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 6.502% (1-Month Term SOFR + 1.180%) due 9/15/34(a)(c)	675,771
680,348	Aaa(b)	321 Henderson Receivables V LLC, Series 2008-3A, Class A1, 8.000% due 6/15/45(a)	756,542
370,000	AAA	AB BSL CLO 4 Ltd., Series 2023-4A, Class A, 7.318% (3-Month Term SOFR + 2.000%) due 4/20/36(a)(c)	373,762
63,858	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 6.085% (1-Month Term SOFR + 0.764%) due 6/25/29(c)	42,966
1,100,000	Aaa(b)	AGL CLO 1 Ltd., Series 2019-1A, Class AR, 6.759% (3-Month Term SOFR + 1.442%) due 10/20/34(a)(c)	1,100,313
500,000	AAA	AIMCO CLO, Series 2017-AA, Class AR, 6.629% (3-Month Term SOFR + 1.312%) due 4/20/34(a)(c)	500,000
1,023,079	Aaa(b)	Allegro CLO VI Ltd., Series 2017-2A, Class A, 6.708% (3-Month Term SOFR + 1.392%) due 1/17/31(a)(c)	1,026,604
1,000,000	AAA	Allegro CLO XI Ltd., Series 2019-2A, Class A1A, 6.961% (3-Month Term SOFR + 1.652%) due 1/19/33(a)(c)	1,003,107
615,000	Aa2(b)	Allegro CLO XIII Ltd., Series 2021-1A, Class B, 7.279% (3-Month Term SOFR + 1.962%) due 7/20/34(a)(c)	615,322
217,907	AA	American Home Mortgage Investment Trust, Series 2004-3, Class 4A, 4.484% (6-Month Term SOFR + 1.928%) due 10/25/34(c)	216,473
840,223	AAA(e)	Angel Oak Mortgage Trust, Series 2023-1, Class A1, step bond to yield, 4.750% due 9/26/67(a)	822,283
900,000	BBB	Applebee’s Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824% due 3/5/53(a)	927,289
210,000	Baa2(b)	Aqua Finance Trust, Series 2020-AA, Class C, 3.970% due 7/17/46(a)	187,874
930,000	Aaa(b)	Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, 7.097% (3-Month Term SOFR + 1.750%) due 10/15/36(a)(c)	933,788
88,640	AAA	Ares XLII CLO Ltd., Series 2017-42A, Class AR, 6.499% (3-Month Term SOFR + 1.182%) due 1/22/28(a)(c)	88,640
229,254	AAA	Bain Capital Credit CLO, Series 2018-1A, Class A1, 6.537% (3-Month Term SOFR + 1.222%) due 4/23/31(a)(c)	229,598
290,000	AAA	Bain Capital Credit CLO Ltd., Series 2021-4A, Class A1, 6.749% (3-Month Term SOFR + 1.432%) due 10/20/34(a)(c)	290,713
498,775	AAA	Balboa Bay Loan Funding Ltd., Series 2020-1A, Class AR, 6.699% (3-Month Term SOFR + 1.382%) due 1/20/32(a)(c)	499,897
820,000	AAA	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class AMP, 3.287% due 11/5/32(a)	784,066

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
$14,999	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 5.264% due 7/25/34(c)	$14,124
1,060,000	Aaa(b)	BANK, Series 2017-BNK7, Class A4, 3.175% due 9/15/60	996,513
		BBCMS Mortgage Trust:
280,000	AAA	Series 2022-C16, Class A5, 4.600% due 6/15/55(c)	270,736
590,000	AAA	Series 2023-C19, Class A2B, 5.753% due 4/15/56	593,552
5,435,808	AAA	Series 2023-C20, Class XA, 0.849% due 7/15/56(c)(l)	290,564
1,240,000	AAA	Beast Mortgage Trust, Series 2021-SSCP, Class A, 6.182% (1-Month Term SOFR + 0.864%) due 4/15/36(a)(c)	1,228,048
		Benchmark Mortgage Trust:
213,000	AAA	Series 2019-B13, Class A4, 2.952% due 8/15/57	189,883
2,169,092	Aa1(b)	Series 2021-B28, Class XA, 1.272% due 8/15/54(c)(l)	138,283
280,000	Aaa(b)	Birch Grove CLO 5 Ltd., Series 2023-5A, Class A1, 7.518% (3-Month Term SOFR + 2.200%) due 4/20/35(a)(c)	282,511
560,000	Aaa(b)	Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1, 7.177% (3-Month Term SOFR + 1.800%) due 10/20/36(a)(c)	563,536
650,000	Aaa(b)	BLP Commercial Mortgage Trust, Series 2023-IND, Class A, 7.010% (1-Month Term SOFR + 1.692%) due 3/15/40(a)(c)	653,249
300,784	AAA	BlueMountain CLO XXII Ltd., Series 2018-22A, Class A1, 6.656% (3-Month Term SOFR + 1.342%) due 7/15/31(a)(c)	301,310
638,930	AAA	BlueMountain Fuji US CLO I Ltd., Series 2017-1A, Class A1R, 6.559% (3-Month Term SOFR + 1.242%) due 7/20/29(a)(c)	639,603
280,000	AAA	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374% due 2/15/55(c)	247,210
		BRAVO Residential Funding Trust:
1,705,338	NR	Series 2021-A, Class A1, step bond to yield, 4.991% due 10/25/59(a)	1,680,796
589,044	AAA(e)	Series 2022-NQM3, Class A1, 5.108% due 7/25/62(a)(c)	577,181
328,175	AAA(e)	Series 2024-NQM1, Class A1, step bond to yield, 5.943% due 12/1/63(a)	328,129
493,957	AAA	Buttermilk Park CLO Ltd., Series 2018-1A, Class A1, 6.676% (3-Month Term SOFR + 1.362%) due 10/15/31(a)(c)	494,654
		BX Commercial Mortgage Trust:
890,000	Aaa(b)	Series 2021-CIP, Class A, 6.353% (1-Month Term SOFR + 1.035%) due 12/15/38(a)(c)	879,726
234,579	A3(b)	Series 2021-XL2, Class D, 6.829% (1-Month Term SOFR + 1.511%) due 10/15/38(a)(c)	231,640
710,000	NR	Series 2023-VLT2, Class D, 10.092% (1-Month Term SOFR + 4.774%) due 6/15/40(a)(c)	713,703
910,000	NR	Series 2023-VLT2, Class E, 11.189% (1-Month Term SOFR + 5.871%) due 6/15/40(a)(c)	916,611
740,000	Aaa(b)	Series 2023-XL3, Class A, 7.079% (1-Month Term SOFR + 1.761%) due 12/9/40(a)(c)	746,316
225,000	AA-(e)	Series 2024-MF, Class B, 6.991% (1-Month Term SOFR + 1.691%) due 2/15/39(a)(c)(g)	223,115
229,000	AAA(e)	Series 2024-XL4, Class A, 6.760% (1-Month Term SOFR + 1.442%) due 2/15/39(a)(c)(g)	228,628
1,215,000	BBB-(e)	BX Mortgage Trust, Series 2021-PAC, Class D, 6.731% (1-Month Term SOFR + 1.413%) due 10/15/36(a)(c)	1,181,873
		BX Trust:
220,000	BBB-	Series 2021-ARIA, Class D, 7.328% (1-Month Term SOFR + 2.010%) due 10/15/36(a)(c)	215,012
1,100,000	Aaa(b)	Series 2021-LBA, Class AJV, 6.232% (1-Month Term SOFR + 0.914%) due 2/15/36(a)(c)	1,093,677
311,791	AAA	Series 2021-RISE, Class A, 6.180% (1-Month Term SOFR + 0.862%) due 11/15/36(a)(c)	308,915
1,240,386	AAA	Series 2022-GPA, Class A, 7.483% (1-Month Term SOFR + 2.165%) due 8/15/39(a)(c)	1,245,471
252,616	Aaa(b)	Series 2022-IND, Class A, 6.809% (1-Month Term SOFR + 1.491%) due 4/15/37(a)(c)	252,881
630,000	AAA(e)	Series 2023-DELC, Class A, 8.008% (1-Month Term SOFR + 2.690%) due 5/15/38(a)(c)	636,927
394,000	Aaa(b)	Series 2024-BIO, Class A, 6.942% (1-Month Term SOFR + 1.642%) due 2/15/41(a)(c)	396,508
200,000	Aa2(b)	Series 2024-BIO, Class B, 7.241% (1-Month Term SOFR + 1.941%) due 2/15/41(a)(c)	200,612
969,000	A3(b)	Series 2024-BIO, Class C, 7.940% (1-Month Term SOFR + 2.640%) due 2/15/41(a)(c)	971,938
940,000	AAA	Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4, 3.006% due 1/15/53	816,001
1,500,000	(P)AAA	CarVal CLO IX-C Ltd., Series 2024-1A, Class A, zero coupon (1.680% – 3-Month Term SOFR) due 4/20/37(a)(m)	1,501,635
320,000	Aaa(b)	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.631% due 2/10/50	296,140
978,261	AAA(e)	Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, 6.000% due 2/25/55(a)(c)	969,635
192,048	BBB	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A, Class A1, 5.705% (1-Month Term SOFR + 0.384%) due 5/25/35(a)(c)	180,264

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
		CIFC Funding Ltd.:
$903,369	Aaa(b)	Series 2013-4A, Class A1RR, 6.641% (3-Month Term SOFR + 1.322%) due 4/27/31(a)(c)	$904,272
275,651	AAA	Series 2014-3A, Class A1R2, 6.779% (3-Month Term SOFR + 1.462%) due 10/22/31(a)(c)	275,940
750,000	AAA	Series 2014-5A, Class A1R2, 6.778% (3-Month Term SOFR + 1.462%) due 10/17/31(a)(c)	750,825
1,355,000	Aaa(b)	Series 2017-1A, Class ARR, 6.830% (3-Month Term SOFR + 1.550%) due 4/21/37(a)(c)	1,356,492
237,707	Aaa(b)	Series 2018-2A, Class A1, 6.619% (3-Month Term SOFR + 1.302%) due 4/20/31(a)(c)	237,766
600,000	Aaa(b)	Series 2019-1A, Class AR, 6.679% (3-Month Term SOFR + 1.362%) due 4/20/32(a)(c)	600,242
290,000	AAA	Series 2021-1A, Class A1, 6.696% (3-Month Term SOFR + 1.372%) due 4/25/33(a)(c)	290,776
		CIM Trust:
780,856	NR	Series 2019-R4, Class A1, 3.000% due 10/25/59(a)(c)	714,127
447,147	NR	Series 2020-R6, Class A1A, 2.250% due 12/25/60(a)(c)	388,345
1,767,627	NR	Series 2021-R1, Class A2, 2.400% due 8/25/56(a)(c)	1,542,980
881,911	NR	Series 2021-R3, Class A1A, 1.951% due 6/25/57(a)(c)	791,161
1,078,639	NR	Series 2021-R4, Class A1A, 2.000% due 5/1/61(a)(c)	940,880
1,968,994	NR	Series 2021-R5, Class A1, 2.000% due 8/25/61(a)(c)	1,602,748
2,256,858	NR	Series 2023-R1, Class A1A, 5.400% due 4/25/62(a)(c)	2,158,532
1,969,475	NR	Series 2023-R3, Class A1A, 4.500% due 1/25/63(a)(c)	1,773,647
843,112	AAA(e)	Series 2023-R4, Class A1, 5.000% due 5/25/62(a)(c)	833,283
		Citigroup Commercial Mortgage Trust:
132,464	Aaa(b)	Series 2013-375P, Class A, 3.251% due 5/10/35(a)	127,267
258,379	Aaa(b)	Series 2014-GC21, Class A5, 3.855% due 5/10/47	257,734
1,550,000	AA-(e)	Series 2015-GC29, Class B, 3.758% due 4/10/48(c)	1,490,471
285,000	Aa3(b)	Series 2016-C2, Class B, 3.176% due 8/10/49	251,969
726,338	Aaa(b)	Series 2016-C3, Class A3, 2.896% due 11/15/49	684,352
500,000	Aaa(b)	Series 2016-P5, Class A4, 2.941% due 10/10/49	461,480
1,092,025	Aaa(b)	Series 2017-C4, Class A3, 3.209% due 10/12/50	1,016,750
211,425	Aaa(b)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	206,366
650,000	A-(e)	Series 2018-TBR, Class C, 7.032% (1-Month Term SOFR + 1.714%) due 12/15/36(a)(c)	642,458
13,192,174	AA+	Series 2019-C7, Class XA, 0.857% due 12/15/72(c)(l)	491,164
1,651,640	CC	Citigroup Mortgage Loan Trust, Series 2006-AR6, Class 2A4, 5.875% (1-Month Term SOFR + 0.554%) due 9/25/36(c)	482,675
1,200,000	AAA	Clover CLO LLC, Series 2018-1A, Class A1R, 6.699% (3-Month Term SOFR + 1.382%) due 4/20/32(a)(c)	1,201,620
702,003	AAA	CNH Equipment Trust, Series 2024-A, Class A3, 4.770% due 6/15/29	697,790
255,578	Aaa(b)	Cold Storage Trust, Series 2020-ICE5, Class A, 6.336% (1-Month Term SOFR + 1.014%) due 11/15/37(a)(c)	254,902
853,998	AAA(e)	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.924% due 8/25/66(a)(c)	676,570
		Commercial Mortgage Trust:
190,000	BB-(e)	Series 2013-300P, Class B, 4.394% due 8/10/30(a)(c)	167,889
143,000	Baa3(b)	Series 2014-CR17, Class C, 4.727% due 5/10/47(c)	131,670
139,620	AAA	Series 2014-CR18, Class A5, 3.828% due 7/15/47	138,712
210,000	A-(e)	Series 2014-CR21, Class C, 4.422% due 12/10/47(c)	196,200
345,000	Aaa(b)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	340,436
2,621,923	Aa1(b)	Series 2015-CR25, Class XA, 0.788% due 8/10/48(c)(l)	22,534
175,000	Aaa(b)	Series 2015-CR26, Class A4, 3.630% due 10/10/48	168,582
165,000	Aaa(b)	Series 2018-COR3, Class A3, 4.228% due 5/10/51	155,082
		Connecticut Avenue Securities Trust:
620,000	NR	Series 2020-R01, Class 1B1, 8.686% (30-Day Average SOFR + 3.364%) due 1/25/40(a)(c)	638,528
1,110,000	BBB	Series 2022-R04, Class 1M2, 8.422% (30-Day Average SOFR + 3.100%) due 3/25/42(a)(c)	1,155,199
309,845	A-	Series 2022-R07, Class 1M1, 8.271% (30-Day Average SOFR + 2.950%) due 6/25/42(a)(c)	318,625
1,220,000	BBB	Series 2023-R05, Class 1M2, 8.421% (30-Day Average SOFR + 3.100%) due 6/25/43(a)(c)	1,278,200
410,000	BBB	Series 2024-R01, Class 1M2, 7.122% (30-Day Average SOFR + 1.800%) due 1/25/44(a)(c)	411,495
42,157	WR(b)	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A3, 3.738% due 4/25/35(c)	27,859

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
		Credit Suisse Commercial Mortgage Capital Trust:
$1,260,000	CCC	Series 2014-USA, Class F, 4.373% due 9/15/37(a)	$553,369
517,527	AAA(e)	Series 2018-J1, Class A2, 3.500% due 2/25/48(a)(c)	457,878
2,506,285	NR	Series 2020-RPL3, Class A1, 4.075% due 3/25/60(a)(c)	2,498,562
314,000	Aaa(b)	Series 2021-BHAR, Class A, 6.582% (1-Month Term SOFR + 1.264%) due 11/15/38(a)(c)	312,521
141,354	AAA(e)	Series 2021-NQM7, Class A1, 1.756% due 10/25/66(a)(c)	122,027
2,113,421	NR	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(c)	2,050,572
2,251,549	NR	Series 2022-RPL3, Class A1, 3.765% due 3/25/61(a)(c)	2,228,392
784,129	AAA(e)	Series 2022-RPL4, Class A1, 3.904% due 4/25/62(a)(c)	733,332
		Credit Suisse Mortgage Capital Certificates:
658,362	Aaa(b)	Series 2019-ICE4, Class A, 6.345% (1-Month Term SOFR + 1.027%) due 5/15/36(a)(c)	658,402
947,642	Ba3(b)	Series 2019-ICE4, Class F, 8.015% (1-Month Term SOFR + 2.697%) due 5/15/36(a)(c)	944,132
		CSAIL Commercial Mortgage Trust:
295,000	Aaa(b)	Series 2015-C1, Class A4, 3.505% due 4/15/50	288,354
270,000	Aaa(b)	Series 2015-C3, Class A4, 3.718% due 8/15/48	261,667
310,000	Aaa(b)	Series 2018-CX12, Class A4, 4.224% due 8/15/51(c)	293,049
180,000	Aaa(b)	Series 2021-C20, Class A3, 2.805% due 3/15/54	149,432
280,000	Aaa(b)	CSMC NET, Series 2020-NET, Class B, 2.816% due 8/15/37(a)	259,371
643,877	AA+	CSMC Trust, Series 2019-AFC1, Class A2, step bond to yield, 3.776% due 7/25/49(a)	597,140
32,966	B-	CWABS Asset-Backed Notes Trust, Series 2006-SD3, Class A1, 6.095% (1-Month Term SOFR + 0.774%) due 7/25/36(a)(c)	32,407
		DBJPM Mortgage Trust:
350,000	AA-(e)	Series 2016-C1, Class B, 4.195% due 5/10/49(c)	316,547
163,157	Aaa(b)	Series 2016-C3, Class A4, 2.632% due 8/10/49	153,372
1,750,000	AAA(e)	DOLP Trust, Series 2021-NYC, Class A, 2.956% due 5/10/41(a)	1,459,731
1,481,250	BBB-	Driven Brands Funding LLC, Series 2022-1A, Class A2, 7.393% due 10/20/52(a)	1,503,083
252,824	AAA	Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 6.596% (3-Month Term SOFR + 1.282%) due 4/15/31(a)(c)	252,925
240,574	Aaa(b)	Dryden 60 CLO Ltd., Series 2018-60A, Class A, 6.626% (3-Month Term SOFR + 1.312%) due 7/15/31(a)(c)	240,868
595,038	AAA	Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, 6.769% (3-Month Term SOFR + 1.462%) due 8/15/30(a)(c)	595,693
19,033	CCC	DSLA Mortgage Loan Trust, Series 2004-AR2, Class A2B, 6.234% (1-Month Term SOFR + 0.914%) due 11/19/44(c)	17,813
640,000	Aaa(b)	DTP Commercial Mortgage Trust, Series 2023-STE2, Class A, 6.038% due 1/15/41(a)(c)	631,732
370,000	AAA	Elevation CLO Ltd., Series 2021-13A, Class A1, 6.766% (3-Month Term SOFR + 1.452%) due 7/15/34(a)(c)	370,854
900,000	AAA	Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, zero coupon (1.520% – 3-Month Term SOFR) due 4/20/37(a)(m)	900,247
640,000	AAA	Elmwood CLO IV Ltd., Series 2020-1A, Class A, 6.816% (3-Month Term SOFR + 1.502%) due 4/15/33(a)(c)	640,800
750,000	AAA	Empower CLO Ltd., Series 2023-2A, Class A1, 7.514% (3-Month Term SOFR + 2.200%) due 7/15/36(a)(c)	759,664
759,726	Aaa(b)	Extended Stay America Trust, Series 2021-ESH, Class A, 6.512% (1-Month Term SOFR + 1.194%) due 7/15/38(a)(c)	759,297
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
37,943	NR	Series 334, Class S7, 0.661% (5.986% – 30-Day Average SOFR) due 8/15/44(l)(m)	3,898
60,557	NR	Series 353, Class S1, 0.561% (5.886% – 30-Day Average SOFR) due 12/15/46(l)(m)	5,969
33,965	NR	Federal Home Loan Mortgage Corp. (FHLMC), REMIC, Series R007, Class ZA, 6.000% due 5/15/36	34,922
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
5,739	NR	Series 3451, Class SB, 0.591% (5.916% - 30-Day Average SOFR) due 5/15/38(l)(m)	385
34,305	NR	Series 3621, Class SB, 0.791% (6.116% - 30-Day Average SOFR) due 1/15/40(l)(m)	3,118
486,700	NR	Series 3743, Class PB, 4.500% due 10/15/40	474,590
292,779	NR	Series 3947, Class SG, 0.511% (5.836% - 30-Day Average SOFR) due 10/15/41(l)(m)	25,503

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
$10,906	NR	Series 3973, Class SA, 1.051% (6.376% – 30-Day Average SOFR) due 12/15/41(l)(m)	$1,203
111,759	NR	Series 4203, Class PS, 0.811% (6.136% – 30-Day Average SOFR) due 9/15/42(l)(m)	8,813
109,985	NR	Series 4210, Class Z, 3.000% due 5/15/43	86,793
20,029	NR	Series 4239, Class IO, 3.500% due 6/15/27(l)	558
340,979	NR	Series 4316, Class XZ, 4.500% due 3/15/44	324,458
85,957	NR	Series 4335, Class SW, 0.561% (5.886% – 30-Day Average SOFR) due 5/15/44(l)(m)	7,066
397,792	NR	Series 4391, Class MZ, 3.000% due 9/15/44	341,735
1,791,559	NR	Series 4980, Class KI, 4.500% due 6/25/50(l)	411,258
475,019	NR	Series 4988, Class AK, 1.000% due 7/25/50	366,695
469,515	NR	Series 5002, Class TJ, 2.000% due 7/25/50	383,468
65,219	NR	Series 5010, Class IK, 2.500% due 9/25/50(l)	9,762
231,315	NR	Series 5010, Class JI, 2.500% due 9/25/50(l)	37,310
78,726	NR	Series 5013, Class IN, 2.500% due 9/25/50(l)	12,405
162,247	NR	Series 5018, Class MI, 2.000% due 10/25/50(l)	21,543
68,761	NR	Series 5040, Class IB, 2.500% due 11/25/50(l)	9,835
998,116	NR	Series 5085, Class NI, 2.000% due 3/25/51(l)	118,631
974,628	NR	Series 5093, Class IY, 4.500% due 12/25/50(l)	223,224
492,933	NR	Series 5115, Class IO, 4.500% due 10/25/49(l)	112,710
1,534,814	NR	Series 5118, Class NI, 2.000% due 2/25/51(l)	199,830
345,974	NR	Series 5140, Class NI, 2.500% due 5/25/49(l)	48,606
444,310	NR	Series 5148, Class BI, 2.500% due 1/25/49(l)	60,323
180,153	NR	Series 5148, Class CI, 2.000% due 6/25/49(l)	20,910
734,872	NR	Series 5159, Class IP, 3.000% due 11/25/51(l)	106,736
794,311	NR	Series 5161, Class IO, 2.000% due 3/25/51(l)	105,629
728,273	NR	Series 5202, Class IN, 3.000% due 1/25/47(l)	96,644
500,000	NR	Series 5224, Class HL, 4.000% due 4/25/52	447,627
645,984	NR	Series 5274, Class IO, 2.500% due 1/25/51(l)	105,078
1,869,371	NR	Series 5293, Class IO, 2.000% due 3/25/51(l)	230,851
191,119	NR	Series 5341, Class AO, zero coupon due 6/25/50(j)	134,968
		Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk:
1,135,430	A-	Series 2020-DNA3, Class B1, 10.536% (30-Day Average SOFR + 5.214%) due 6/25/50(a)(c)	1,252,056
264,566	A	Series 2021-DNA1, Class M2, 7.122% (30-Day Average SOFR + 1.800%) due 1/25/51(a)(c)	267,606
650,931	BBB+	Series 2021-DNA5, Class M2, 6.972% (30-Day Average SOFR + 1.650%) due 1/25/34(a)(c)	658,743
1,500,000	BBB+	Series 2021-DNA6, Class M2, 6.822% (30-Day Average SOFR + 1.500%) due 10/25/41(a)(c)	1,497,698
340,000	BB+	Series 2022-DNA2, Class M2, 9.072% (30-Day Average SOFR + 3.750%) due 2/25/42(a)(c)	355,455
290,000	B+	Series 2022-DNA3, Class B1, 10.972% (30-Day Average SOFR + 5.650%) due 4/25/42(a)(c)	311,711
212,835	BBB+	Series 2023-DNA1, Class M1A, 7.422% (30-Day Average SOFR + 2.100%) due 3/25/43(a)(c)	217,274
242,766	BBB+	Series 2023-DNA2, Class M1A, 7.422% (30-Day Average SOFR + 2.100%) due 4/25/43(a)(c)	247,937
		Federal National Mortgage Association (FNMA), ACES:
2,987,923	NR	Series 2015-M7, Class X2, 0.480% due 12/25/24(c)(l)	2,926
12,981,290	NR	Series 2015-M8, Class X2, 0.059% due 1/25/25(c)(l)	5,090
524,952	NR	Series 2020-M36, Class X1, 1.448% due 9/25/34(c)(l)	25,770
245,000	NR	Series 2021-M2S, Class A2, 1.808% due 10/25/31(c)	199,815
425,000	NR	Series 2022-M5, Class A3, 2.358% due 1/1/34(c)	343,425
265,000	NR	Series 2022-M10, Class A2, 1.938% due 1/25/32(c)	215,882
462,594	AA+(e)	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 8.036% (30-Day Average SOFR + 2.714%) due 5/25/24(c)	463,734

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
		Federal National Mortgage Association (FNMA), Grantor Trust:
$40,931	NR	Series 2000-T6, Class A3, 4.238% due 11/25/40(c)	$40,221
99,075	NR	Series 2017-T1, Class A, 2.898% due 6/25/27	93,066
		Federal National Mortgage Association (FNMA), Interest Strip:
44,870	NR	Series 409, Class C13, 3.500% due 11/25/41(l)	6,751
95,802	NR	Series 409, Class C18, 4.000% due 4/25/42(l)	17,464
12,594	NR	Series 409, Class C22, 4.500% due 11/25/39(l)	2,319
		Federal National Mortgage Association (FNMA), REMICS:
10,332	NR	Series 2004-38, Class FK, 5.786% (30-Day Average SOFR + 0.464%) due 5/25/34(c)	10,257
268,067	NR	Series 2011-8, Class ZA, 4.000% due 2/25/41	252,531
37,430	NR	Series 2011-87, Class SG, 1.114% (6.436% – 30-Day Average SOFR) due 4/25/40(l)(m)	856
691,447	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	669,538
58,401	NR	Series 2012-35, Class SC, 1.064% (6.386% – 30-Day Average SOFR) due 4/25/42(l)(m)	6,565
44,594	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	46,117
64,635	NR	Series 2012-51, Class B, 7.000% due 5/25/42	69,373
48,499	NR	Series 2012-74, Class SA, 1.214% (6.536% – 30-Day Average SOFR) due 3/25/42(l)(m)	2,936
8,083	NR	Series 2012-75, Class AO, zero coupon due 3/25/42(j)	7,218
5,034	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(l)	73
41,529	NR	Series 2012-133, Class CS, 0.714% (6.036% – 30-Day Average SOFR) due 12/25/42(l)(m)	4,275
164,862	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	172,646
133,303	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	135,189
33,220	NR	Series 2013-54, Class BS, 0.714% (6.036% – 30-Day Average SOFR) due 6/25/43(l)(m)	3,757
24,801	NR	Series 2013-73, Class IA, 3.000% due 9/25/32(l)	1,241
643,183	NR	Series 2014-6, Class Z, 2.500% due 2/25/44	539,940
269,181	NR	Series 2015-65, Class CZ, 3.500% due 9/25/45	226,082
32,265	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	31,679
607,163	NR	Series 2020-37, Class IM, 4.000% due 6/25/50(l)	121,984
215,205	NR	Series 2020-47, Class GZ, 2.000% due 7/25/50	123,192
700,000	NR	Series 2020-56, Class AQ, 2.000% due 8/25/50	536,123
75,033	NR	Series 2020-56, Class DI, 2.500% due 8/25/50(l)	11,590
4,088,884	NR	Series 2020-57, Class NI, 2.500% due 8/25/50(l)	668,702
604,895	NR	Series 2020-73, Class KI, 3.000% due 10/25/50(l)	98,454
1,455,435	NR	Series 2021-43, Class IO, 2.500% due 6/25/51(l)	212,682
520,093	NR	Series 2021-61, Class KI, 2.500% due 4/25/49(l)	71,177
710,684	NR	Series 2021-69, Class IJ, 2.500% due 1/25/49(l)	96,007
665,733	NR	Series 2021-77, Class WI, 3.000% due 8/25/50(l)	106,409
1,897,785	NR	Series 2022-22, Class IO, 2.500% due 10/25/51(l)	290,038
744,900	NR	Series 2022-86, Class IO, 2.500% due 5/25/50(l)	104,848
1,869,026	NR	Series 2023-2, Class CI, 2.000% due 10/25/50(l)	242,950
557,755	NR	Series 2023-36, Class AO, zero coupon due 8/25/50(j)	394,108
		FHLMC Multifamily Structured Pass-Through Certificates:
2,500,000	AA+(e)	Series K104, Class XAM, 1.386% due 1/25/30(c)(l)	170,747
440,000	AAA(e)	Series K144, Class A2, 2.450% due 4/25/32	372,195
953,952	AAA(e)	Series K736, Class X1, 1.282% due 7/25/26(c)(l)	22,186
3,978,411	AAA(e)	Series K743, Class X1, 0.921% due 5/25/28(c)(l)	129,459
142,894	NR	Series KIR2, Class A1, 2.748% due 3/25/27	137,610
310,000	BBB-	Five Guys Holdings Inc., Series 2023-1A, Class A2, 7.549% due 1/26/54(a)	321,618
1,100,000	Aaa(b)	Flatiron CLO 21 Ltd., Series 2021-1A, Class A1, 6.681% (3-Month Term SOFR + 1.372%) due 7/19/34(a)(c)	1,103,723
		Freddie Mac Multifamily Structured Pass Through Certificates:
3,423,311	AAA(e)	Series K104, Class X1, 1.123% due 1/25/30(c)(l)	176,324
10,477,787	Aaa(b)	Series K130, Class X1, 1.037% due 6/25/31(c)(l)	614,302
4,688,314	AAA(e)	Series K131, Class X1, 0.728% due 7/25/31(c)(l)	203,209
1,240,000	Aaa(b)	Series K146, Class A2, 2.920% due 6/25/32	1,084,769
736,000	Aaa(b)	Series K148, Class A2, 3.500% due 7/25/32(c)	671,903

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
$19,182,002	Aaa(b)	Series K148, Class X1, 0.250% due 7/25/32(c)(l)	$382,186
994,203	NR	Series KG08, Class A2, 4.134% due 5/25/33(c)	949,876
320,000	AAA(e)	Series K-152, Class A2, 3.780% due 11/25/32(c)	297,679
9,299,625	AAA(e)	Series K-157, Class X1, 0.254% due 5/25/33(c)(l)	209,309
4,999,585	AAA	Series K-160, Class X1, 0.209% due 8/25/33(c)(l)	100,576
314,076	NR	FREMF Mortgage Trust, Series 2019-KF58, Class B, 7.596% (30-Day Average SOFR + 2.264%) due 1/25/26(a)(c)	306,319
		FRESB Mortgage Trust:
128,665	NR	Series 2019-SB60, Class A10H, 3.500% due 1/25/39(c)	117,640
784,479	NR	Series 2021-SB93, Class A10F, 1.810% due 10/25/31(c)	650,880
237,620	Aaa(b)	Galaxy XXVI CLO Ltd., Series 2018-26A, Class A, 6.787% (3-Month Term SOFR + 1.462%) due 11/22/31(a)(c)	237,827
578,796	AAA	GCAT Trust, Series 2022-NQM1, Class A1, 3.332% due 2/25/67(a)(c)	536,009
		GoldenTree Loan Management US CLO 1 Ltd.:
460,000	AAA	Series 2020-7A, Class AR, 6.649% (3-Month Term SOFR + 1.332%) due 4/20/34(a)(c)	460,612
1,050,000	AA	Series 2021-11A, Class B, 7.179% (3-Month Term SOFR + 1.862%) due 10/20/34(a)(c)	1,050,583
		GoodLeap Sustainable Home Solutions Trust:
257,791	A(e)	Series 2022-1GS, Class A, 2.700% due 1/20/49(a)	213,265
463,991	A(e)	Series 2023-3C, Class A, 6.500% due 7/20/55(a)	476,597
		Government National Mortgage Association (GNMA):
220,976	NR	Series 2007-51, Class SG, 1.146% (6.466% – 1-Month Term SOFR) due 8/20/37(l)(m)	6,530
1,836	NR	Series 2010-85, Class HS, 1.216% (6.536% – 1-Month Term SOFR) due 1/20/40(l)(m)	7
74,434	NR	Series 2012-H27, Class AI, 1.741% due 10/20/62(c)(l)	2,394
65,393	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(l)	6,715
270,783	NR	Series 2013-85, Class IA, 0.525% due 3/16/47(c)(l)	2,087
72,749	NR	Series 2013-107, Class AD, 2.834% due 11/16/47(c)	64,542
64,752	NR	Series 2014-105, Class IO, 0.125% due 6/16/54(c)(l)	208
727,352	NR	Series 2014-H20, Class FA, 5.893% (1-Month Term SOFR + 0.544%) due 10/20/64(c)	723,756
41,431	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(l)	7,912
139,589	NR	Series 2015-167, Class SA, 0.816% (6.136% – 1-Month Term SOFR) due 11/20/45(l)(m)	13,669
42,157	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(l)	8,506
95,182	NR	Series 2016-135, Class SB, 0.664% (5.986% – 1-Month Term SOFR) due 10/16/46(l)(m)	12,872
59,082	NR	Series 2017-187, Class SJ, 0.766% (6.086% – 1-Month Term SOFR) due 12/20/47(l)(m)	6,818
78,733	NR	Series 2017-H14, Class FK, 5.010% (1-Year CMT Index + 0.200%) due 5/20/67(c)	78,769
383,917	NR	Series 2017-H22, Class IC, 0.185% due 11/20/67(c)(l)	11,001
76,910	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	69,510
41,934	NR	Series 2019-H13, Class FT, 5.260% (1-Year CMT Index + 0.450%) due 8/20/69(c)	41,894
239,168	NR	Series 2020-47, Class MI, 3.500% due 4/20/50(l)	43,477
68,241	NR	Series 2020-47, Class NI, 3.500% due 4/20/50(l)	12,442
579,373	NR	Series 2020-103, Class AD, 1.450% due 1/16/63	437,006
342,469	NR	Series 2020-123, Class IL, 2.500% due 8/20/50(l)	42,841
218,943	NR	Series 2020-123, Class NI, 2.500% due 8/20/50(l)	29,068
71,247	NR	Series 2020-127, Class IN, 2.500% due 8/20/50(l)	9,570
294,185	NR	Series 2020-127, Class LP, 1.500% due 6/20/50	228,700
75,009	NR	Series 2020-129, Class IE, 2.500% due 9/20/50(l)	10,097
77,551	NR	Series 2020-160, Class IH, 2.500% due 10/20/50(l)	10,392
74,126	NR	Series 2020-160, Class VI, 2.500% due 10/20/50(l)	10,405
301,057	NR	Series 2020-160, Class YI, 2.500% due 10/20/50(l)	39,138
2,770,082	NR	Series 2020-173, Class MI, 2.500% due 11/20/50(l)	376,632
356,582	NR	Series 2020-181, Class WI, 2.000% due 12/20/50(l)	39,838
181,553	NR	Series 2020-H09, Class FL, 6.613% (1-Month Term SOFR + 1.264%) due 5/20/70(c)	181,398
196,694	NR	Series 2020-H12, Class F, 5.963% (1-Month Term SOFR + 0.614%) due 7/20/70(c)	191,710
247,842	NR	Series 2020-H13, Class FA, 5.913% (1-Month Term SOFR + 0.564%) due 7/20/70(c)	240,794
46,641	NR	Series 2020-H13, Class FC, 5.913% (1-Month Term SOFR + 0.564%) due 7/20/70(c)	45,321
170,288	NR	Series 2020-H20, Class FA, 5.813% (1-Month Term SOFR + 0.464%) due 4/20/70(c)	164,985

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
$167,367	NR	Series 2021-2, Class AH, 1.500% due 6/16/63	$125,921
143,595	NR	Series 2021-14, Class AB, 1.340% due 6/16/63	107,135
1,292,376	NR	Series 2021-77, Class LC, 1.250% due 7/20/50	1,006,860
377,675	NR	Series 2021-115, Class MI, 2.500% due 5/20/51(l)	39,756
2,641,709	NR	Series 2021-133, Class IO, 0.881% due 7/16/63(c)(l)	170,805
822,351	NR	Series 2021-138, Class IK, 3.000% due 7/20/51(l)	110,136
417,397	NR	Series 2021-188, Class PA, 2.000% due 10/20/51	342,010
383,336	NR	Series 2021-H02, Class TF, 6.743% (1-Month Term SOFR + 1.394%) due 1/20/71(c)	390,868
300,000	NR	Series 2022-3, Class B, 1.850% due 2/16/61	149,674
1,345,985	NR	Series 2022-3, Class IO, 0.640% due 2/16/61(c)(l)	61,426
774,193	NR	Series 2022-81, Class CI, 3.000% due 9/20/50(l)	112,689
371,103	NR	Series 2022-189, Class PT, 2.500% due 10/20/51	305,877
200,000	NR	Series 2022-196, Class BE, 3.000% due 10/16/64(c)	146,764
1,480,041	NR	Series 2022-210, Class IO, 0.697% due 7/16/64(c)(l)	93,545
1,486,916	NR	Series 2022-216, Class IO, 0.750% due 7/16/65(c)(l)	94,862
1,399,807	NR	Series 2023-92, Class AH, 2.000% due 6/16/64	1,076,836
1,999,724	NR	Series 2023-92, Class IA, 0.611% due 6/16/64(c)(l)	124,723
8,850,444	NR	Series 2023-179, Class IO, 0.611% due 9/16/63(c)(l)	362,862
710,000	Aaa(b)	Great Wolf Trust, Series 2019-WOLF, Class A, 6.666% (1-Month Term SOFR + 1.348%) due 12/15/36(a)(c)	709,749
940,000	Aa2(b)	Greenwood Park CLO Ltd., Series 2018-1A, Class B, 6.976% (3-Month Term SOFR + 1.662%) due 4/15/31(a)(c)	942,918
770,000	Ba3(b)	GS Mortgage Securities Corp. II, Series 2024-70P, Class E, 8.666% due 3/10/41(a)(c)	778,837
		GS Mortgage Securities Corp. Trust:
631,997	BB-	Series 2018-SRP5, Class A, 7.165% (1-Month Term SOFR + 1.847%) due 9/15/31(a)(c)	451,923
1,772,000	AA-(e)	Series 2021-IP, Class B, 6.582% (1-Month Term SOFR + 1.264%) due 10/15/36(a)(c)	1,723,547
370,000	AA+	Series 2021-ROSS, Class A, 6.582% (1-Month Term SOFR + 1.264%) due 5/15/26(a)(c)	344,836
520,000	Aaa(b)	Series 2023-FUN, Class A, 7.409% (1-Month Term SOFR + 2.091%) due 3/15/28(a)(c)	521,908
525,000	Aa3(b)	Series 2023-FUN, Class B, 8.108% (1-Month Term SOFR + 2.790%) due 3/15/28(a)(c)	526,726
209,569	Aaa(b)	GS Mortgage Securities Trust, Series 2017-GS6, Class A2, 3.164% due 5/10/50	196,519
48,344	AA-	Harborview Mortgage Loan Trust, Series 2004-5, Class 2A6, 4.633% due 6/19/34(c)	45,262
372,819	Aa1(b)	Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.600% due 11/1/35(a)	309,440
		HPS Loan Management Ltd.:
690,116	Aaa(b)	Series 11A-17, Class AR, 6.572% (3-Month Term SOFR + 1.282%) due 5/6/30(a)(c)	691,366
280,000	Aaa(b)	Series 15A-19, Class A1R, 6.638% (3-Month Term SOFR + 1.320%) due 1/22/35(a)(c)	280,562
40,364	AA	Impac CMB Trust, Series 2007-A, Class A, 5.935% (1-Month Term SOFR + 0.614%) due 5/25/37(a)(c)	37,528
710,000	AAA(e)	Independence Plaza Trust, Series 2018-INDP, Class A, 3.763% due 7/10/35(a)	678,677
23,814	Caa2(b)	IndyMac INDX Mortgage Loan Trust, Series 2005-AR15, Class A2, 3.977% due 9/25/35(c)	19,106
292,956	NR	InStar Leasing III LLC, Series 2021-1A, Class A, 2.300% due 2/15/54(a)	257,684
880,116	CC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 5.755% (1-Month Term SOFR + 0.434%) due 8/25/36(c)	249,580
		JPMorgan Chase Commercial Mortgage Securities Trust:
1,710,000	C(b)	Series 2018-PHH, Class F, 8.675% (1-Month Term SOFR + 3.357%) due 6/15/35(a)(c)(h)	103,631
250,000	Baa1(b)	Series 2021-MHC, Class D, 7.132% (1-Month Term SOFR + 1.814%) due 4/15/38(a)(c)	247,803
		JPMorgan Mortgage Trust:
140,861	AAA	Series 2018-3, Class A1, 3.500% due 9/25/48(a)(c)	124,093
129,776	AAA	Series 2018-5, Class A1, 3.500% due 10/25/48(a)(c)	113,725
24,572	AAA	Series 2019-1, Class A11, 5.500% (1-Month Term SOFR + 1.064%) due 5/25/49(a)(c)	24,123
682,137	Aaa(b)	Series 2019-6, Class B1, 4.245% due 12/25/49(a)(c)	623,202
1,592,068	Aaa(b)	Series 2021-13, Class A3, 2.500% due 4/25/52(a)(c)	1,279,244
668,477	(P)Aaa(b)	Series 2024-2, Class A3, 6.000% due 8/25/54(a)(c)	665,605
350,000	CCC(e)	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class E, 3.364% due 9/15/47(a)(c)	311,936

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
		JPMDB Commercial Mortgage Securities Trust:
$340,000	A(e)	Series 2017-C5, Class B, 4.009% due 3/15/50(c)	$276,026
190,000	Aaa(b)	Series 2017-C7, Class A5, 3.409% due 10/15/50	175,573
130,000	AA-	Series 2018-C8, Class B, 4.522% due 6/15/51	114,281
280,000	AAA	Kings Park CLO Ltd., Series 2021-1A, Class A, 6.709% (3-Month Term SOFR + 1.392%) due 1/21/35(a)(c)	280,620
890,000	Aaa(b)	KREF Ltd., Series 2021-FL2, Class A, 6.506% (1-Month Term SOFR + 1.184%) due 2/15/39(a)(c)	874,444
1,200,000	NR	KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class B, 2.861% due 11/5/44(a)	868,088
310,000	AAA	KSL Commercial Mortgage Trust, Series 2023-HT, Class A, 7.608% (1-Month Term SOFR + 2.290%) due 12/15/36(a)(c)	311,855
331,257	AAA	LAQ Mortgage Trust, Series 2023-LAQ, Class A, 7.409% (1-Month Term SOFR + 2.091%) due 3/15/36(a)(c)	333,017
1,000,000	Aa1(b)	LCM XIV LP, Series 14A, Class BR, 7.159% (3-Month Term SOFR + 1.842%) due 7/20/31(a)(c)	998,442
		Legacy Mortgage Asset Trust:
1,534,250	NR	Series 2020-GS2, Class A1, step bond to yield, 5.750% due 3/25/60(a)	1,534,587
678,031	NR	Series 2021-GS2, Class A1, step bond to yield, 1.750% due 4/25/61(a)	657,573
507,136	NR	Series 2021-GS3, Class A1, step bond to yield, 1.750% due 7/25/61(a)	490,875
1,500,000	AA	Lucali CLO Ltd., Series 2020-1A, Class B, 7.176% (3-Month Term SOFR + 1.862%) due 1/15/33(a)(c)	1,503,696
242,333	Baa2(b)	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432% due 10/15/46(a)	206,923
1,295,000	AAA	Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 6.721% (3-Month Term SOFR + 1.412%) due 4/19/33(a)(c)	1,297,266
263,833	AAA	Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, 6.781% (3-Month Term SOFR + 1.462%) due 7/29/30(a)(c)	264,295
392,767	A+	MAPS Trust, Series 2021-1A, Class A, 2.521% due 6/15/46(a)	348,030
995,224	NR	Med Trust, Series 2021-MDLN, Class G, 10.682% (1-Month Term SOFR + 5.364%) due 11/15/38(a)(c)	983,590
9,494	WD(e)	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, 4.544% due 5/25/34(c)	8,217
209,719	AAA(e)	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 6.233% (1-Month Term SOFR + 0.915%) due 4/15/38(a)(c)	208,512
918,874	Aaa(b)	MMAF Equipment Finance LLC, Series 2024-A, Class A4, 5.100% due 7/13/49(a)	915,334
190,264	NR	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.710% due 12/20/46(a)	162,106
		MSWF Commercial Mortgage Trust:
730,000	Aaa(b)	Series 2023-2, Class A5, 6.014% due 12/15/56(c)	780,583
3,799,544	Aaa(b)	Series 2023-2, Class XA, 0.907% due 12/15/56(c)(l)	246,513
1,153,040	AAA	MVW Owner Trust, Series 2019-1A, Class A, 2.890% due 11/20/36(a)	1,119,303
478,581	AAA	Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, 6.496% (3-Month Term SOFR + 1.182%) due 10/15/29(a)(c)	479,277
1,450,000	Aaa(b)	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 6.736% (3-Month Term SOFR + 1.422%) due 7/15/34(a)(c)	1,454,926
682,336	AAA	Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class AR, 6.490% (3-Month Term SOFR + 1.192%) due 10/18/29(a)(c)	683,496
286,469	AAA	Neuberger Berman Loan Advisers CLO 29 Ltd., Series 2018-29A, Class A1, 6.701% (3-Month Term SOFR + 1.392%) due 10/19/31(a)(c)	286,526
560,000	AAA	Neuberger Berman Loan Advisers CLO 39 Ltd., Series 2020-39A, Class A1, 6.929% (3-Month Term SOFR + 1.612%) due 1/20/32(a)(c)	562,242
1,270,000	BBB+	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.410% due 10/20/61(a)	1,065,582
		New Residential Mortgage Loan Trust:
116,397	AAA	Series 2016-4A, Class A1, 3.750% due 11/25/56(a)(c)	108,041
157,452	NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(c)	151,600
398,713	Aaa(b)	Series 2019-2A, Class A1, 4.250% due 12/25/57(a)(c)	379,376
419,297	Aaa(b)	Series 2019-6A, Class A1B, 3.500% due 9/25/59(a)(c)	387,528
675,735	AAA(e)	Series 2022-NQM4, Class A1, step bond to yield, 5.000% due 6/25/62(a)	663,748

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
$345,106	Aaa(b)	Newark BSL CLO 1 Ltd., Series 2016-1A, Class A1R, 6.681% (3-Month Term SOFR + 1.362%) due 12/21/29(a)(c)	$345,583
570,000	AAA(e)	NJ Trust, Series 2023-GSP, Class A, 6.481% due 1/6/29(a)(c)	588,884
350,180	AAA	Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1, 1.850% due 11/20/50(a)	323,275
250,000	AAA	Oaktree CLO Ltd., Series 2022-3A, Class A2, 7.614% (3-Month Term SOFR + 2.300%) due 7/15/35(a)(c)	250,842
		OBX Trust:
207,840	AAA(e)	Series 2022-NQM6, Class A1, step bond to yield, 4.700% due 7/25/62(a)	202,542
383,713	AAA(e)	Series 2022-NQM7, Class A1, step bond to yield, 5.110% due 8/25/62(a)	376,921
806,351	AAA(e)	Series 2023-NQM3, Class A1, step bond to yield, 5.949% due 2/25/63(a)	806,349
1,369,962	AAA(e)	Series 2023-NQM7, Class A1, step bond to yield, 6.844% due 4/25/63(a)	1,392,877
1,249,953	AAA(e)	Series 2024-NQM1, Class A1, step bond to yield, 5.928% due 11/25/63(a)	1,249,049
		OCP CLO Ltd.:
479,408	AAA	Series 2018-15A, Class A1, 6.679% (3-Month Term SOFR + 1.362%) due 7/20/31(a)(c)	480,127
250,000	AAA	Series 2019-16A, Class AR, 6.587% (3-Month Term SOFR + 1.262%) due 4/10/33(a)(c)	250,071
1,000,000	AAA	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class AR, 6.736% (3-Month Term SOFR + 1.422%) due 7/15/36(a)(c)	1,002,451
609,000	AAA	One New York Plaza Trust, Series 2020-1NYP, Class A, 6.382% (1-Month Term SOFR + 1.064%) due 1/15/36(a)(c)	592,933
		OneMain Financial Issuance Trust:
1,650,000	AAA	Series 2023-1A, Class A, 5.500% due 6/14/38(a)	1,668,122
1,019,000	AAA	Series 2023-2A, Class A2, 6.825% (30-Day Average SOFR + 1.500%) due 9/15/36(a)(c)	1,032,121
2,487,935	AAA(e)	Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.957% due 10/25/61(a)(c)	2,059,253
162,667	Aaa(b)	OPEN Trust, Series 2023-AIR, Class A, 8.407% (1-Month Term SOFR + 3.089%) due 10/15/28(a)(c)(g)	163,471
138,494	BB+	Option One Mortgage Loan Trust, Series 2004-3, Class M1, 6.215% (1-Month Term SOFR + 0.894%) due 11/25/34(c)	136,886
		Palmer Square CLO Ltd.:
414,486	AAA	Series 2014-1A, Class A1R2, 6.708% (3-Month Term SOFR + 1.392%) due 1/17/31(a)(c)	414,984
958,747	AAA	Series 2018-2A, Class A1A, 6.676% (3-Month Term SOFR + 1.362%) due 7/16/31(a)(c)	960,185
540,000	AAA	Series 2022-4A, Class A1A, 7.468% (3-Month Term SOFR + 2.150%) due 10/20/35(a)(c)	543,639
		PFS Financing Corp.:
190,000	AAA	Series 2021-A, Class A, 0.710% due 4/15/26(a)	188,787
1,050,000	AAA	Series 2022-C, Class A, 3.890% due 5/15/27(a)	1,030,652
788,000	AAA	Series 2022-D, Class A, 4.270% due 8/15/27(a)	775,541
1,931,000	AAA	Series 2023-A, Class A, 5.800% due 3/15/28(a)	1,953,397
633,000	AAA	Series 2023-C, Class A, 5.520% due 10/15/28(a)	634,020
1,875,000	AAA	Series 2024-B, Class A, 4.950% due 2/15/29(a)	1,872,350
		PMT Credit Risk Transfer Trust:
236,236	NR	Series 2019-2R, Class A, 9.193% (1-Month Term SOFR + 3.864%) due 5/30/25(a)(c)	236,596
127,068	NR	Series 2019-3R, Class A, 9.135% (30-Day Average SOFR + 3.814%) due 11/27/31(a)(c)	126,905
1,330,736	NR	PRET LLC, Series 2022-RN2, Class A1, step bond to yield, 5.000% due 6/25/52(a)	1,300,752
426,947	WR(b)	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(a)	386,812
		PRKCM Trust:
770,000	BBB	Series 2022-AFC2, Class M1, 6.213% due 8/25/57(a)(c)	750,146
745,864	AAA	Series 2023-AFC1, Class A1, step bond to yield, 6.598% due 2/25/58(a)	753,941
666,000	NR	Progress Residential, Series 2021-SFR1, Class G, 3.861% due 4/17/38(a)	604,443
2,900,000	NR	Progress Residential Trust, Series 2021-SFR9, Class F, 4.053% due 11/17/40(a)	2,483,767
		PRPM LLC:
623,536	NR	Series 2021-11, Class A1, step bond to yield, 2.487% due 11/25/26(a)	611,584
855,574	AAA(e)	Series 2022-NQM1, Class A1, step bond to yield, 5.500% due 8/25/67(a)	871,850
506,288	AAA(e)	Series 2024-RCF1, Class A1, step bond to yield, 4.000% due 1/25/54(a)	485,563
513,065	AAA	Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 6.621% (3-Month Term SOFR + 1.302%) due 2/20/30(a)(c)	512,859

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
$500,000	Aaa(b)	Rad CLO 16 Ltd., Series 2022-16A, Class A1, 7.564% (3-Month Term SOFR + 2.250%) due 10/15/34(a)(c)	$500,535
1,220,000	Aaa(b)	Rad CLO 22 Ltd., Series 2023-22A, Class A1, 7.202% (3-Month Term SOFR + 1.830%) due 1/20/37(a)(c)	1,223,006
767,705	Aaa(b)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, 6.635% (1-Month Term SOFR + 1.314%) due 11/25/36(a)(c)	763,155
723,980	Aaa(b)	Regatta X Funding Ltd., Series 2017-3A, Class A, 6.698% (3-Month Term SOFR + 1.382%) due 1/17/31(a)(c)	724,990
1,100,000	AA	Regatta XII Funding Ltd., Series 2019-1A, Class BR, 7.176% (3-Month Term SOFR + 1.862%) due 10/15/32(a)(c)	1,101,013
84,568	Caa2(b)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	77,768
850,000	NR	RIAL Issuer Ltd., Series 2022-FL8, Class D, 10.071% (1-Month Term SOFR + 4.750%) due 1/19/37(a)(c)	796,128
250,000	AAA	RRX 1 Ltd., Series 2020-1A, Class A1, 6.946% (3-Month Term SOFR + 1.632%) due 4/15/33(a)(c)	250,462
259,325	NR	SBA Small Business Investment Cos., Series 2018-10B, Class 1, 3.548% due 9/10/28	244,104
		Seasoned Credit Risk Transfer Trust:
66,039	NR	Series 2018-2, Class MA, 3.500% due 11/25/57	62,411
790,000	BB(e)	Series 2019-1, Class M, 4.750% due 7/25/58(a)(c)	741,991
224,539	NR	Series 2019-2, Class MA, 3.500% due 8/25/58	209,835
210,000	BBB(e)	Series 2020-2, Class M, 4.250% due 11/25/59(a)(c)	194,842
432,099	A+	Sequoia Mortgage Trust, Series 2003-1, Class 1A, 6.194% (1-Month Term SOFR + 0.874%) due 4/20/33(c)	406,093
250,000	AAA	Signal Peak CLO 12 Ltd., Series 2022-12A, Class A1, 6.838% (3-Month Term SOFR + 1.540%) due 7/18/34(a)(c)	250,200
310,000	AAA	Silver Rock CLO I Ltd., Series 2020-1A, Class AR, 1.833% (3-Month Term SOFR + 1.780%) due 10/20/33(a)(c)	310,171
330,000	AAA(e)	SLG Office Trust, Series 2021-OVA, Class A, 2.585% due 7/15/41(a)	271,000
310,000	NR	Soho Trust, Series 2021-SOHO, Class B, 2.697% due 8/10/38(a)(c)	197,074
		SREIT Trust:
1,062,118	AAA	Series 2021-MFP, Class A, 6.163% (1-Month Term SOFR + 0.845%) due 11/15/38(a)(c)	1,057,985
1,240,000	BB+	Series 2021-PALM, Class E, 7.342% (1-Month Term SOFR + 2.024%) due 10/15/34(a)(c)	1,208,102
791,243	NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(a)	736,602
250,000	Aaa(b)	Storm King Park CLO Ltd., Series 2022-1A, Class A1, 7.364% (3-Month Term SOFR + 2.050%) due 10/15/35(a)(c)	251,777
42,904	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 5.934% (1-Month Term SOFR + 0.614%) due 7/19/35(c)	39,436
850,000	Aaa(b)	STWD Ltd., Series 2022-FL3, Class A, 6.675% (30-Day Average SOFR + 1.350%) due 11/15/38(a)(c)	835,832
367,679	NR	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610% due 2/1/55(a)	335,880
1,090,000	AAA	Symphony CLO 40 Ltd., Series 2023-40A, Class A1, 6.984% (3-Month Term SOFR + 1.640%) due 1/14/34(a)(c)	1,090,795
1,015,000	AAA(e)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 7.504% (1-Month Term SOFR + 2.186%) due 5/15/37(a)(c)	1,019,055
176,294	AAA	TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR3, 6.417% (3-Month Term SOFR + 1.100%) due 1/17/32(a)(c)	176,175
		Towd Point Mortgage Trust:
760,000	Baa1(b)	Series 2015-2, Class 1B3, 3.684% due 11/25/60(a)(c)	657,355
770,000	A2(b)	Series 2016-5, Class B2, 3.792% due 10/25/56(a)(c)	671,377
307,694	AAA(e)	Series 2020-2, Class A1A, 1.636% due 4/25/60(a)(c)	272,426
250,000	AAA	Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1, 6.749% (3-Month Term SOFR + 1.432%) due 1/20/35(a)(c)	249,525
		UBS Commercial Mortgage Trust:
340,000	AA-(e)	Series 2018-C11, Class B, 4.713% due 6/15/51(c)	297,918
470,000	Aaa(b)	Series 2019-C17, Class A3, 2.669% due 10/15/52	413,090

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
$906,140	NR	Velocity Commercial Capital Loan Trust, Series 2019-1, Class A, 3.760% due 3/25/49(a)(c)	$841,435
570,000	AAA	Venture 41 CLO Ltd., Series 2021-41A, Class A1N, 6.909% (3-Month Term SOFR + 1.592%) due 1/20/34(a)(c)	571,780
		Verus Securitization Trust:
723,243	AAA	Series 2021-5, Class A1, 1.013% due 9/25/66(a)(c)	604,190
2,568,244	AAA	Series 2021-7, Class A1, 1.829% due 10/25/66(a)(c)	2,203,391
789,595	A	Series 2022-7, Class A3, 5.350% due 7/25/67(a)(c)	782,506
265,851	A	Series 2023-3, Class A3, step bond to yield, 6.743% due 3/25/68(a)	267,243
91,557	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	90,354
719,057	NR	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(a)	699,982
		Voya CLO Ltd.:
466,922	Aaa(b)	Series 2014-2A, Class A1RR, 6.598% (3-Month Term SOFR + 1.282%) due 4/17/30(a)(c)	468,010
350,000	Aaa(b)	Series 2022-4A, Class A, 7.468% (3-Month Term SOFR + 2.150%) due 10/20/33(a)(c)	350,551
548,328	A+	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR19, Class A1B3, 6.135% (1-Month Term SOFR + 0.814%) due 12/25/45(c)	537,543
260,169	Ca(b)	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA2, Class 2A, 5.781% (1-Year Treasury Average Rate + 0.700%) due 1/25/47(c)	204,599
		Wells Fargo Commercial Mortgage Trust:
1,000,000	Aa2(b)	Series 2015-C28, Class AS, 3.872% due 5/15/48(c)	945,987
150,000	Aaa(b)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	145,814
211,889	AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	206,144
384,614	Aaa(b)	Series 2016-C33, Class A3, 3.162% due 3/15/59	367,532
9,948,442	Aaa(b)	Series 2018-C43, Class XA, 0.585% due 3/15/51(c)(l)	196,583
250,000	Aaa(b)	Series 2018-C44, Class A4, 3.948% due 5/15/51	236,828
3,264,733	Aaa(b)	Series 2019-C52, Class XA, 1.601% due 8/15/52(c)(l)	194,321
180,000	AAA	Series 2019-C54, Class A4, 3.146% due 12/15/52	161,111
98,250	Aaa(b)	Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A2, 3.000% due 9/25/49(a)(c)	83,544
320,000	AAA	WISE CLO Ltd., Series 2023-2A, Class A, 7.161% (3-Month Term SOFR + 1.800%) due 1/15/37(a)(c)	320,447

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $221,147,324)	212,109,790

ASSET-BACKED SECURITIES — 2.2%

Automobiles — 1.0%
		Avis Budget Rental Car Funding AESOP LLC:
780,000	Aaa(b)	Series 2023-5A, Class A, 5.780% due 4/20/28(a)	788,315
320,000	Aaa(b)	Series 2024-1A, Class A, 5.360% due 6/20/30(a)	321,392
320,000	Baa3(b)	Series 2024-1A, Class C, 6.480% due 6/20/30(a)	323,795
1,522,000	AAA	Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3, 3.660% due 5/17/27	1,492,039
559,304	Aaa(b)	Chesapeake Funding II LLC, Series 2023-2A, Class A1, 6.160% due 10/15/35(a)	562,330
		Credit Acceptance Auto Loan Trust:
95,938	AAA	Series 2021-3A, Class A, 1.000% due 5/15/30(a)	95,077
318,099	AAA	Series 2021-4, Class A, 1.260% due 10/15/30(a)	312,928
		Enterprise Fleet Financing LLC:
1,287,000	AAA	Series 2023-2, Class A2, 5.560% due 4/22/30(a)	1,288,383
277,000	AAA	Series 2023-2, Class A3, 5.500% due 4/22/30(a)	274,671
		Ford Credit Auto Owner Trust:
748,000	AAA	Series 2023-1, Class A, 4.850% due 8/15/35(a)	743,241
1,238,000	Aaa(b)	Series 2023-2, Class A, 5.280% due 2/15/36(a)	1,251,677
1,185,000	AAA	Series 2024-1, Class A, 4.870% due 8/15/36(a)	1,187,046
		Ford Credit Floorplan Master Owner Trust A:
583,000	AAA	Series 2018-4, Class A, 4.060% due 11/15/30	561,646
2,288,000	Aaa(b)	Series 2023-1, Class A1, 4.920% due 5/15/28(a)	2,281,733
1,491,000	Aaa(b)	GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.770% due 8/11/36(a)	1,539,650

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Automobiles — 1.0% — (continued)
$515,795	Aaa(b)	Honda Auto Receivables Owner Trust, Series 2021-4, Class A3, 0.880% due 1/21/26	$502,167
		Hyundai Auto Receivables Trust:
945,000	AAA	Series 2022-B, Class A4, 3.800% due 8/15/28	920,823
354,000	AAA	Series 2023-C, Class A3, 5.540% due 10/16/28	357,895
245,000	Aaa(b)	Navistar Financial Dealer Notes Master Owner Trust II, Series 2023-1, Class A, 6.180% due 8/25/28(a)	244,877
		Porsche Financial Auto Securitization Trust:
1,322,000	AAA	Series 2023-1A, Class A3, 4.810% due 9/22/28(a)	1,312,368
531,000	AAA	Series 2023-2A, Class A3, 5.790% due 1/22/29(a)	538,316
1,308,000	Aaa(b)	Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.020% due 9/15/28	1,311,671

		Total Automobiles	18,212,040

Credit Cards — 0.3%
		American Express Credit Account Master Trust:
3,100,000	AAA	Series 2022-2, Class A, 3.390% due 5/15/27	3,034,258
118,000	Aaa(b)	Series 2022-3, Class A, 3.750% due 8/15/27	115,693
275,000	AAA	Series 2023-2, Class A, 4.800% due 5/15/30	275,210
462,000	AAA	Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.950% due 10/15/27	460,772
2,081,000	AAA	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 6.205% (1-Month Term SOFR + 0.884%) due 5/14/29(c)	2,102,529

		Total Credit Cards	5,988,462

Student Loans — 0.9%
		College Ave Student Loans LLC:
152,323	AAA	Series 2019-A, Class A1, 6.835% (1-Month Term SOFR + 1.514%) due 12/28/48(a)(c)	152,011
101,549	AAA	Series 2019-A, Class A2, 3.280% due 12/28/48(a)	93,350
275,336	AAA	Series 2023-A, Class A2, 5.330% due 5/25/55(a)	266,655
		ECMC Group Student Loan Trust:
134,157	Aaa(b)	Series 2016-1A, Class A, 6.786% (30-Day Average SOFR + 1.464%) due 7/26/66(a)(c)	134,911
940,094	Aaa(b)	Series 2017-2A, Class A, 6.486% (30-Day Average SOFR + 1.164%) due 5/25/67(a)(c)	937,594
298,278	Aaa(b)	Edsouth Indenture No 9 LLC, Series 2015-1, Class A, 6.236% (30-Day Average SOFR + 0.914%) due 10/25/56(a)(c)	295,991
677,246	AAA	ELFI Graduate Loan Program LLC, Series 2023-A, Class A, 6.370% due 2/4/48(a)	693,013
		Navient Private Education Loan Trust:
329,173	AAA	Series 2014-AA, Class A3, 7.032% (1-Month Term SOFR + 1.714%) due 10/15/31(a)(c)	330,027
26,387	AAA	Series 2018-BA, Class A2A, 3.610% due 12/15/59(a)	25,806
		Navient Private Education Refi Loan Trust:
356,560	AAA	Series 2019-CA, Class A2, 3.130% due 2/15/68(a)	342,898
289,898	AAA	Series 2019-D, Class A2A, 3.010% due 12/15/59(a)	273,330
351,137	AAA	Series 2019-D, Class A2B, 6.482% (1-Month Term SOFR + 1.164%) due 12/15/59(a)(c)	350,109
803,734	AAA	Series 2020-CA, Class A2A, 2.150% due 11/15/68(a)	744,693
361,095	AAA	Series 2020-IA, Class A1B, 6.432% (1-Month Term SOFR + 1.114%) due 4/15/69(a)(c)	359,613
1,048,954	Aaa(b)	Series 2021-EA, Class A, 0.970% due 12/16/69(a)	900,617
944,629	Aaa(b)	Series 2021-FA, Class A, 1.110% due 2/18/70(a)	802,278
837,550	Aaa(b)	Series 2023-A, Class A, 5.510% due 10/15/71(a)	820,671
		Navient Student Loan Trust:
1,100,938	AA+	Series 2017-3A, Class A3, 6.486% (30-Day Average SOFR + 1.164%) due 7/26/66(a)(c)	1,105,679
476,374	Aaa(b)	Series 2023-BA, Class A1B, 7.025% (30-Day Average SOFR + 1.700%) due 3/15/72(a)(c)	481,667
		Nelnet Student Loan Trust:
717,126	AA+	Series 2006-1, Class A6, 6.034% (3-Month Term SOFR + 0.712%) due 8/23/36(a)(c)	709,254
122,920	Aaa(b)	Series 2021-A, Class APT1, 1.360% due 4/20/62(a)	111,350
272,289	AAA	SLM Private Education Loan Trust, Series 2010-C, Class A5, 10.182% (1-Month Term SOFR + 4.864%) due 10/15/41(a)(c)	292,917
550,649	AA+	SLM Student Loan Trust, Series 2003-10A, Class A4, 6.283% (90-Day Average SOFR + 0.931%) due 12/17/68(a)(c)	545,176

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Student Loans — 0.9% — (continued)
		SMB Private Education Loan Trust:
$5,784	Aaa(b)	Series 2016-A, Class A2A, 2.700% due 5/15/31(a)	$5,701
46,287	AAA	Series 2017-B, Class A2A, 2.820% due 10/15/35(a)	44,830
27,351	AAA	Series 2017-B, Class A2B, 6.182% (1-Month Term SOFR + 0.864%) due 10/15/35(a)(c)	27,263
125,507	AAA	Series 2018-A, Class A2B, 6.232% (1-Month Term SOFR + 0.914%) due 2/15/36(a)(c)	125,088
151,063	Aaa(b)	Series 2018-B, Class A2A, 3.600% due 1/15/37(a)	146,593
190,988	AAA	Series 2018-C, Class A2B, 6.182% (1-Month Term SOFR + 0.864%) due 11/15/35(a)(c)	189,766
51,376	AAA	Series 2020-A, Class A2B, 6.262% (1-Month Term SOFR + 0.944%) due 9/15/37(a)(c)	51,085
404,527	AAA	Series 2020-PTB, Class A2A, 1.600% due 9/15/54(a)	367,113
848,369	Aaa(b)	Series 2021-A, Class A2B, 1.590% due 1/15/53(a)	758,993
229,336	Aa2(b)	Series 2021-A, Class B, 2.310% due 1/15/53(a)	213,689
267,258	Aaa(b)	Series 2022-A, Class APT, 2.850% due 11/16/54(a)	244,761
907,121	Aaa(b)	Series 2022-D, Class A1B, 7.125% (30-Day Average SOFR + 1.800%) due 10/15/58(a)(c)	920,414
1,027,924	Aaa(b)	Series 2023-A, Class A1B, 6.825% (30-Day Average SOFR + 1.500%) due 1/15/53(a)(c)	1,037,856
2,058,869	Aaa(b)	Series 2023-B, Class A1B, 7.125% (30-Day Average SOFR + 1.800%) due 10/16/56(a)(c)	2,099,675
331,732	Aaa(b)	Series 2023-C, Class A1A, 5.670% due 11/15/52(a)	334,560
497,141	Aaa(b)	Series 2023-C, Class A1B, 6.875% (30-Day Average SOFR + 1.550%) due 11/15/52(a)(c)	496,616

		Total Student Loans	17,833,613

		TOTAL ASSET-BACKED SECURITIES (Cost — $42,229,842)	42,034,115

SOVEREIGN BONDS — 1.8%

Argentina — 0.0%@
		Argentine Republic Government International Bonds:
64,372	CCC-	1.000% due 7/9/29	29,927
8,700	CCC-	step bond to yield, 0.750% due 7/9/30	4,009
1,815,000	CCC-	Provincia de Buenos Aires/Government Bonds, step bond to yield, 6.375% due 9/1/37	705,581
251,800	CCC-	Provincia de Buenos Aires/Government Bonds, step bond to yield, 6.375% due 9/1/37(a)	97,887

		Total Argentina	837,404

Brazil — 0.0%@
400,000	BB	Brazilian Government International Bonds, 6.125% due 3/15/34	395,860

Chile — 0.0%@
		Chile Government International Bonds:
350,000	A	2.450% due 1/31/31	298,327
45,000	A	2.550% due 1/27/32	37,941

		Total Chile	336,268

Colombia — 0.1%
		Colombia Government International Bonds:
220,000	BB+	8.125% due 5/21/24	220,990
280,000	BB+	3.875% due 4/25/27	264,181
140,000	BB+	3.000% due 1/30/30	114,968
315,000	BB+	3.125% due 4/15/31	249,411
200,000	BB+	3.250% due 4/22/32	154,562
200,000	BB+	8.000% due 4/20/33	209,475
930,000	BB+	4.125% due 2/22/42	622,282

		Total Colombia	1,835,869

Dominican Republic — 0.0%@
200,000	BB	Dominican Republic International Bonds, 4.500% due 1/30/30(a)	181,950

Guatemala — 0.0%@
200,000	BB	Guatemala Government Bonds, 5.250% due 8/10/29	192,750

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Hungary — 0.0%@
$200,000		BBB-	Hungary Government International Bonds, 2.125% due 9/22/31	$156,722

Indonesia — 0.1%
			Indonesia Government International Bonds:
80,000		BBB	4.100% due 4/24/28	77,357
445,000		BBB	2.850% due 2/14/30	395,448
320,000		BBB	2.150% due 7/28/31	262,412
100,000		BBB	7.750% due 1/17/38(a)	122,587

			Total Indonesia	857,804

Israel — 0.0%@
200,000		AA-	Israel Government International Bonds, 2.750% due 7/3/30	171,289

Kenya — 0.1%
520,000		B	Kenya Government International Bonds, 6.300% due 1/23/34(a)	410,120
540,000		B	Republic of Kenya Government International Bonds, 9.750% due 2/16/31(a)	540,083

			Total Kenya	950,203

Mexico — 1.2%
			Mexican Bonos:
22,540,000	MXN	BBB+	8.500% due 5/31/29	1,288,869
47,930,000	MXN	BBB+	7.750% due 11/23/34	2,548,511
203,975,700	MXN	BBB+	7.750% due 11/13/42	10,347,598
84,090,000	MXN	BBB+	8.000% due 11/7/47	4,322,820
			Mexico Government International Bonds:
200,000		BBB	4.150% due 3/28/27	195,125
323,000		BBB	3.750% due 1/11/28	306,290
572,000		BBB	4.500% due 4/22/29	551,034
964,000		BBB	2.659% due 5/24/31	799,051
1,260,000		BBB	3.500% due 2/12/34	1,042,788
200,000		BBB	6.350% due 2/9/35	205,072
210,000		BBB	4.750% due 3/8/44	173,508
425,000		BBB	4.600% due 2/10/48	336,078

			Total Mexico	22,116,744

Nigeria — 0.0%@
260,000		B-	Nigeria Government International Bonds, 7.143% due 2/23/30(a)	230,100

Oman — 0.0%@
200,000		Ba1(b)	Oman Government International Bonds, 5.625% due 1/17/28	200,500

Panama — 0.1%
			Panama Government International Bonds:
210,000		BBB	3.875% due 3/17/28	190,732
500,000		BBB	3.160% due 1/23/30	412,667
200,000		BBB	2.252% due 9/29/32	140,715
1,150,000		BBB	3.298% due 1/19/33	872,420
10,000		BBB	4.500% due 4/1/56	6,336

			Total Panama	1,622,870

Paraguay — 0.0%@
200,000		BB+	Paraguay Government International Bonds, 4.950% due 4/28/31	192,062

Peru — 0.1%
			Peruvian Government International Bonds:
900,000		BBB	2.783% due 1/23/31	767,172
70,000		BBB	6.550% due 3/14/37	75,518
240,000		BBB	5.625% due 11/18/50	238,154

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Peru — 0.1% — (continued)
$190,000	BBB	2.780% due 12/1/60	$109,095

		Total Peru	1,189,939

Philippines — 0.1%
		Philippine Government International Bonds:
400,000	BBB+	3.000% due 2/1/28	371,933
560,000	BBB+	1.648% due 6/10/31	444,769
550,000	BBB+	1.950% due 1/6/32	438,126

		Total Philippines	1,254,828

Poland — 0.0%@
170,000	A-	Republic of Poland Government International Bonds, 4.875% due 10/4/33	166,728

South Africa — 0.0%@
300,000	BB-	Republic of South Africa Government International Bonds, 5.875% due 4/20/32	271,155

United Arab Emirates — 0.0%@
200,000	BBB-	Finance Department Government of Sharjah, 6.500% due 11/23/32(a)	205,919

Uruguay — 0.0%@
23,333	BBB+	Uruguay Government International Bonds, 4.500% due 8/14/24	23,241

		TOTAL SOVEREIGN BONDS (Cost — $34,739,070)	33,390,205

SENIOR LOANS — 1.0%
158,384	NR	Acrisure LLC, (Cost — $156,336, acquired 2/2/23), 9.691% (1-Month USD-LIBOR + 4.250%) due 2/15/27(c)(f)	158,945
147,750	NR	Air Canada, (Cost — $147,173, acquired 7/27/21), 8.935% (1-Month CME Term SOFR + 3.500%) due 8/11/28(c)(f)	148,161
215,505	NR	Ali Group North America Corp., (Cost — $214,079, acquired 10/13/21), 7.441% (1-Month CME Term SOFR + 2.000%) due 7/30/29(c)(f)	215,586
248,087	NR	AlixPartners LLP, (Cost — $246,716, acquired 6/12/23), 7.941% (1-Month CME Term SOFR + 2.500%) due 2/4/28(c)(f)	248,351
807,924	NR	Allied Universal Holdco LLC, (Cost — $801,983, acquired 9/14/23), 9.176% (1-Month CME Term SOFR + 3.750%) due 5/12/28(c)(f)	805,718
152,451	NR	Alterra Mountain Co., (Cost — $152,332, acquired 3/27/19), 8.941% (1-Month CME Term SOFR + 3.500%) due 8/17/28(c)(f)	152,855
		AmWINS Group Inc.:
248,083	NR	(Cost — $246,454, acquired 6/12/23), 7.691% (1-Month CME Term SOFR + 2.250%) due 2/19/28(c)(f)	247,359
59,400	NR	(Cost — $58,893, acquired 2/10/23), 8.191% (1-Month CME Term SOFR + 2.750%) due 2/19/28(c)(f)	59,469
178,182	NR	Apple Bidco LLC, (Cost — $178,182, acquired 2/2/23), 8.191% (1-Month CME Term SOFR + 2.750%) due 9/22/28(c)(f)	177,715
482,543	NR	Ascensus Group Holdings Inc., (Cost — $474,199, acquired 6/12/23), 8.941% (1-Month CME Term SOFR + 3.500%) due 8/2/28(c)(f)	480,009
		Asurion LLC:
296,355	NR	(Cost — $295,386, acquired 4/10/19), 8.691% (1-Month CME Term SOFR + 3.250%) due 12/23/26(c)(f)	295,038
116,700	NR	(Cost — $116,085, acquired 1/29/21), 8.691% (1-Month CME Term SOFR + 3.250%) due 7/31/27(c)(f)	115,095
172,046	NR	(Cost — $171,785, acquired 2/15/23), 9.676% (1-Month CME Term SOFR + 4.250%) due 8/19/28(c)(f)	171,401
526,868	NR	athenahealth Group Inc., (Cost — $525,067, acquired 1/27/22), 8.576% (1-Month CME Term SOFR + 3.250%) due 2/15/29(c)(f)	523,657
549,463	NR	Avolon TLB Borrower 1 LLC, (Cost — $550,663, acquired 1/18/24), 7.820% (1-Month CME Term SOFR + 2.500%) due 6/22/28(c)(f)	550,070
930,000	NR	Boost Newco Borrower LLC, (Cost — $928,443, acquired 9/20/23), 8.326% (1-Month CME Term SOFR + 3.000%) due 1/31/31(c)(f)	934,650

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 1.0% — (continued)
$214,702	NR	Brown Group Holding LLC, (Cost — $214,529, acquired 11/9/21), 8.176% (1-Month CME Term SOFR + 2.750%) due 6/7/28(c)(f)	$214,153
		Caesars Entertainment Inc.:
39,700	NR	(Cost — $39,700, acquired 2/1/23), 8.663% (3-Month CME Term SOFR + 3.250%) due 2/6/30(c)(f)	39,810
800,000	NR	(Cost — $798,022, acquired 1/24/24), 8.040% (3-Month CME Term SOFR + 2.750%) due 2/6/31(c)(f)	800,336
		Charter Communications Operating LLC:
112,509	NR	(Cost — $112,861, acquired 2/7/20), 7.076% (3-Month CME Term SOFR + 1.750%) due 2/1/27(c)(f)	112,254
337,155	NR	(Cost — $337,576, acquired 12/7/23), 7.329% (3-Month CME Term SOFR + 2.000%) due 12/7/30(c)(f)	332,098
340,743	NR	Citadel Securities LP, (Cost — $340,696, acquired 1/30/24), 7.576% (1-Month CME Term SOFR + 2.250%) due 7/29/30(c)(f)	340,864
129,675	NR	Clarios Global LP, (Cost — $130,096, acquired 1/12/24), 8.326% (1-Month CME Term SOFR + 3.000%) due 5/6/30(c)(f)	129,939
82,855	NR	Cloudera Inc., (Cost — $82,327, acquired 8/10/21), 9.176% (1-Month CME Term SOFR + 3.750%) due 10/8/28(c)(f)	82,596
244,263	NR	Coherent Corp., (Cost — $243,017, acquired 12/8/21), 8.191% (1-Month CME Term SOFR + 2.750%) due 7/2/29(c)(f)	244,751
1,140,000	NR	Cotiviti Holdings Inc., (Cost — $1,134,300, acquired 2/22/24) due 2/24/31(f)(n)	1,137,150
523,818	NR	DCert Buyer Inc., (Cost — $521,752, acquired 6/12/23), 9.326% (1-Month CME Term SOFR + 4.000%) due 10/16/26(c)(f)	520,693
248,072	NR	Deerfield Dakota Holding LLC, (Cost — $239,199, acquired 6/12/23), 9.098% (3-Month CME Term SOFR + 3.750%) due 4/9/27(c)(f)	245,487
387,341	NR	EMRLD Borrower LP, (Cost — $387,220, acquired 2/6/24), 7.790% (3-Month CME Term SOFR + 2.500%) due 5/31/30(c)(f)	386,954
55,493	NR	First Eagle Holdings Inc., (Cost — $55,631, acquired 4/5/19), 7.948% (3-Month CME Term SOFR + 2.500%) due 2/1/27(c)(f)	55,397
720,000	NR	Flutter Entertainment Public Limited Co., (Cost — $718,266, acquired 11/17/23), 7.698% (3-Month CME Term SOFR + 2.250%) due 11/25/30(c)(f)	718,276
210,846	NR	Focus Financial Partners LLC, (Cost — $211,353, acquired 1/18/24), 8.076% (1-Month CME Term SOFR + 2.750%) due 6/30/28(c)(f)	209,792
106,967	NR	Gainwell Acquisition Corp., (Cost — $106,131, acquired 2/12/21), 9.448% (3-Month CME Term SOFR + 4.000%) due 10/1/27(c)(f)	102,555
75,577	NR	Garda World Security Corp., (Cost — $75,772, acquired 2/2/24), 9.625% (3-Month CME Term SOFR + 4.250%) due 2/1/29(c)(f)	75,685
533,052	NR	Genesee & Wyoming Inc., (Cost — $531,644, acquired 12/14/22), 7.448% (3-Month CME Term SOFR + 2.000%) due 12/30/26(c)(f)	533,665
357,886	NR	Grifols Worldwide Operations Ltd., (Cost — $348,400, acquired 12/14/22), 7.426% (1-Month CME Term SOFR + 2.000%) due 11/15/27(c)(f)	351,667
555,763	NR	Harbor Freight Tools USA Inc., (Cost — $549,201, acquired 5/3/23), 8.191% (1-Month CME Term SOFR + 2.750%) due 10/19/27(c)(f)	552,671
		Icon Public Limited Co.:
188,775	NR	(Cost — $188,194, acquired 6/16/21), 7.860% (3-Month CME Term SOFR + 2.250%) due 7/3/28(c)(f)	189,259
47,033	NR	(Cost — $46,889, acquired 6/16/21), 7.860% (3-Month CME Term SOFR + 2.250%) due 7/3/28(c)(f)	47,154
342,508	NR	Jazz Pharmaceuticals Public Limited Co., (Cost — $343,318, acquired 1/19/24), 8.441% (1-Month CME Term SOFR + 3.000%) due 5/5/28(c)(f)	343,364
354,600	NR	Light and Wonder International Inc., (Cost — $355,738, acquired 1/16/24), 8.070% (1-Month CME Term SOFR + 2.750%) due 4/14/29(c)(f)	355,449
621,382	NR	Medline Borrower LP, (Cost — $617,570, acquired 9/30/21), 8.441% (1-Month CME Term SOFR + 3.000%) due 10/23/28(c)(f)	622,159
239,423	NR	Nexstar Media Inc., (Cost — $238,729, acquired 8/16/19), 7.941% (1-Month CME Term SOFR + 2.500%) due 9/18/26(c)(f)	239,190
91,588	NR	PCI Gaming Authority, (Cost — $91,717, acquired 5/15/19), 7.941% (1-Month CME Term SOFR + 2.500%) due 5/29/26(c)(f)	91,741

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 1.0% — (continued)
$452,509	NR	Peraton Corp., (Cost — $445,563, acquired 12/14/22), 9.176% (1-Month CME Term SOFR + 3.750%) due 2/1/28(c)(f)	$453,545
137,077	NR	QUIKRETE Holdings Inc., (Cost — $137,346, acquired 9/7/23), 8.191% (1-Month CME Term SOFR + 2.750%) due 3/19/29(c)(f)	137,305
248,125	NR	Sedgwick Claims Management Services Inc., (Cost — $245,907, acquired 6/12/23), 9.076% (1-Month CME Term SOFR + 3.750%) due 2/24/28(c)(f)	248,774
400,000	NR	Setanta Aircraft Leasing DAC, (Cost — $399,330, acquired 11/2/21), 7.610% (3-Month CME Term SOFR + 2.000%) due 11/5/28(c)(f)	400,918
		Sotera Health Holdings LLC:
360,000	NR	(Cost — $362,813, acquired 1/20/21), 8.191% (1-Month CME Term SOFR + 2.750%) due 12/11/26(c)(f)	359,325
497,500	NR	(Cost — $497,500, acquired 6/12/23), 9.071% (1-Month CME Term SOFR + 3.750%) due 12/11/26(c)(f)	499,057
285,570	NR	Station Casinos LLC, (Cost — $281,756, acquired 12/14/22), 7.676% (1-Month CME Term SOFR + 2.250%) due 2/8/27(c)(f)	285,391
388,996	NR	UFC Holdings LLC, (Cost — $391,913, acquired 4/30/19), 8.336% (3-Month CME Term SOFR + 2.750%) due 4/29/26(c)(f)	389,867
143,917	NR	VFH Parent LLC, (Cost — $143,725, acquired 1/7/22), 8.426% (1-Month CME Term SOFR + 3.000%) due 1/13/29(c)(f)	144,097
430,000	NR	Virgin Media Bristol LLC, (Cost — $428,903, acquired 4/30/19), 7.932% (1-Month CME Term SOFR + 2.500%) due 1/31/28(c)(f)	426,629

		TOTAL SENIOR LOANS (Cost — $17,658,382)	17,704,096

MUNICIPAL BONDS — 0.3%

California — 0.1%
310,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, 3.000% due 8/15/51	247,611
600,000	AA-	California State University, Revenue Bonds, Series B, 5.060% due 11/1/36	602,917
205,000	AA-	Los Angeles Department of Water & Power, Revenue Bonds, 6.574% due 7/1/45	239,076
		University of California, Revenue Bonds:
90,000	AA	Series BF, 2.650% due 5/15/50	58,838
25,000	AA	Series AD, 4.858% due 5/15/12	22,973
266,000	AA	Series AQ, 4.767% due 5/15/15	239,865

		Total California	1,411,280

Connecticut — 0.0%@
300,000	AA-	State of Connecticut, Series A, GO, 5.850% due 3/15/32	312,660

Minnesota — 0.0%@
260,000	AA	University of Minnesota, Revenue Bonds, 4.048% due 4/1/52	227,008

New Jersey — 0.0%@
400,000	Aa3(b)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	404,911
85,000	A-	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 6.561% due 12/15/40	92,817

		Total New Jersey	497,728

New York — 0.1%
		City of New York, GO:
375,000	AA	Series A, 3.000% due 8/1/34	317,807
500,000	AA	Series G-1, 5.968% due 3/1/36	531,470
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
755,000	AAA	5.508% due 8/1/37	772,063
80,000	AAA	Series A-1, 5.000% due 11/1/42	80,045
		New York State Dormitory Authority, Revenue Bonds:
350,000	AA+	5.289% due 3/15/33	351,510
160,000	AA+	Unrefunded Portion, 5.628% due 3/15/39	165,709

		Total New York	2,218,604

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

MUNICIPAL BONDS — 0.3% — (continued)

Texas — 0.1%
$350,000		AA-	North Texas Tollway Authority, Revenue Bonds, Series A, 2.530% due 1/1/35	$278,350
			State of Texas, GO:
70,000		AAA	Series B, 2.754% due 10/1/41	51,430
770,000		AAA	3.824% due 10/1/33	714,612

			Total Texas	1,044,392

			TOTAL MUNICIPAL BONDS (Cost — $6,289,065)	5,711,672

Shares/Units

COMMON STOCK — 0.0%@

Telecommunications — 0.0%@
11,289			Intelsat SA*(h) (Cost — $848,528)	309,392

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $1,747,603,760)	1,654,339,385

Face Amount/Units†

SHORT-TERM INVESTMENTS — 8.2%

TIME DEPOSITS — 4.6%
$31,357,749			ANZ National Bank — London, 4.680% due 3/1/24	31,357,749
344,697	GBP		BBH — New York, 4.150% due 3/1/24	435,146
609,567	AUD		BNP Paribas — Paris, 3.100% due 3/1/24	396,188
664,416	EUR		Citibank — London, 2.820% due 3/1/24	718,101
53,201,780			Citibank — New York, 4.680% due 3/1/24	53,201,780
419			JPMorgan Chase & Co. — New York, 4.680% due 3/1/24	419
6,276,625	JPY		Sumitomo Mitsui Banking Corp. — Tokyo, (0.420)% due 3/1/24	41,868

			TOTAL TIME DEPOSITS (Cost — $86,151,251)	86,151,251

U.S. GOVERNMENT OBLIGATIONS — 3.6%
			U.S. Treasury Bills:
3,750,000			5.468% due 3/28/24(o)	3,735,025
13,320,000			5.327% due 4/2/24(o)	13,258,018
8,550,000			5.322% due 4/9/24(o)	8,501,552
18,200,000			5.304% due 4/16/24(o)	18,078,762
2,735,000			5.311% due 4/23/24(o)	2,713,982
14,220,000			5.354% due 5/16/24(o)	14,063,506
8,620,000			5.300% due 6/6/24(o)	8,500,002

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $68,850,847)	68,850,847

			TOTAL SHORT-TERM INVESTMENTS (Cost — $155,002,098)	155,002,098

			TOTAL INVESTMENTS IN SECURITIES (Cost — $1,902,605,858)	1,809,341,483

			TOTAL INVESTMENTS IN PURCHASED OPTIONS 0.0% (Cost — $168,308)	45,874

			TOTAL INVESTMENTS — 95.8% (Cost — $1,902,774,166)	1,809,387,357

			Other Assets in Excess of Liabilities — 4.2%	79,397,189

			TOTAL NET ASSETS — 100.0%	$1,888,784,546

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 29, 2024, amounts to $285,750,605 and represents 15.1% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at February 29, 2024.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Rating by Fitch Ratings Service.
(f)	The aggregate value of restricted securities (excluding 144A holdings) at February 29, 2024, amounts to $17,975,838 and represents 1.0% of net assets.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	Illiquid security.
(i)	Security is currently in default.
(j)	Principal only security.
(k)	This security is traded on a TBA basis (see Note 1).
(l)	Interest only security.
(m)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of February 29, 2024.
(n)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Rate shown represents yield-to-maturity.
#	Security that used significant unobservable inputs to determine fair value. At February 29, 2024, the Fund held Level 3 securities in the amount of $0, representing 0.0% of net assets.

At February 29, 2024, for Core Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Core Fixed Income Fund	$1,902,774,166	$20,195,437	$(110,026,863)	$(89,831,426)

Abbreviations used in this schedule:
ABS	— Asset-Backed Security
ACES	— Alternative Credit Enhancement Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CME	— Chicago Mercantile Exchange
CMT	— Constant Maturity Treasury Rate
DAC	— Designated Activity Company
GO	— General Obligation
IBOR	— Interbank Offered Rate
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
PAM	— Paid at Maturity
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Summary of Investments by Security Type^
Corporate Bonds & Notes	26.3%
U.S. Government Agencies & Obligations	25.7
Mortgage-Backed Securities	22.2
Collateralized Mortgage Obligations	11.7
Asset-Backed Securities	2.3
Sovereign Bonds	1.9
Senior Loans	1.0
Municipal Bonds	0.3
Common Stock	0.0	*
Purchased Options	0.0	*
Short-Term Investments	8.6

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

At February 29, 2024, Core Fixed Income Fund held the following Options Contracts Purchased:

Currency Option

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
6,312,999	$6,312,999	OTC U.S. Dollar versus Euro, Call	CITI	3/11/24	EUR 1.08	$25,877

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
252	$59,649,975	3-Month SOFR Futures, Put	GSC	3/15/24	$94.50	$1,575
125	29,653,125	3-Month SOFR Futures, Put	GSC	4/12/24	$94.75	9,375
277	29,608,703	U.S. Treasury 5-Year Note Futures, Call	GSC	3/1/24	$107.25	6,492
277	29,608,703	U.S. Treasury 5-Year Note Futures, Put	GSC	3/1/24	$106.25	277
137	15,117,094	U.S. Treasury Note Futures, Call	GSC	3/1/24	$111.00	2,141
137	15,117,094	U.S. Treasury Note Futures, Put	GSC	3/1/24	$109.50	137

		Total Options on Futures				19,997

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $168,308)				$45,874

†	Amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 29, 2024, Core Fixed Income Fund held the following Options Contracts Written:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
50	$11,899,375	3-Month SOFR Futures, Call	GSC	9/13/24	$96.88	$5,313
194	46,169,575	3-Month SOFR Futures, Call	GSC	9/13/24	$97.00	18,188
92	9,833,938	U.S. Treasury 5-Year Note Futures, Call	GSC	3/1/24	$106.75	19,406
92	9,833,938	U.S. Treasury 5-Year Note Futures, Put	GSC	3/1/24	$106.75	5,031
46	5,075,813	U.S. Treasury Note Futures, Call	GSC	3/1/24	$110.25	12,937
46	5,075,813	U.S. Treasury Note Futures, Put	GSC	3/1/24	$110.25	4,313

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $254,701)				$65,188

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 29, 2024, Core Fixed Income Fund held the following Forward Sale Commitments:

Face Amounts†	Security	Value
	Federal National Mortgage Association (FNMA):
$1,600,000	2.500% due 4/1/54(a)	$1,314,625
1,300,000	3.500% due 4/1/54(a)	1,156,990

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $2,457,270)	$2,471,615

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).

At February 29, 2024, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month SOFR Futures	400	3/26	$96,094,408	$96,285,000	$190,592
Euro-OAT Futures	24	3/24	3,321,774	3,312,176	(9,598)
U.S. Treasury 2-Year Note Futures	770	6/24	157,678,383	157,657,500	(20,883)
U.S. Treasury 5-Year Note Futures	168	6/24	17,956,313	17,960,251	3,938
U.S. Treasury 10-Year Note Futures	1,593	6/24	175,667,760	175,926,938	259,178
U.S. Treasury Long Bond Futures	16	6/24	1,890,025	1,908,000	17,975
U.S. Treasury Ultra Long Bond Futures	272	6/24	34,481,509	34,782,000	300,491
United Kingdom Treasury 10-Year Gilt Futures	20	6/24	2,477,586	2,476,576	(1,010)

					740,683

Contracts to Sell:
3-Month SOFR Futures	157	3/24	37,166,879	37,149,144	17,735
3-Month SOFR Futures	48	6/24	11,348,916	11,362,200	(13,284)
Euro-Bund Futures	55	3/24	7,966,685	7,885,247	81,438
Japan Government 10-Year Bond Futures	6	3/24	5,811,293	5,853,717	(42,424)
U.S. Treasury 5-Year Note Futures	529	6/24	56,437,657	56,553,407	(115,750)
U.S. Treasury Long Bond Futures	289	6/24	34,340,941	34,463,250	(122,309)
U.S. Ultra Long Bond Futures	288	6/24	32,796,883	32,881,500	(84,617)

					(279,211)

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$461,472

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 29, 2024, Core Fixed Income Fund had deposited cash of $7,362,213 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

At February 29, 2024, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	13,625,708	USD	9,135,819	CITI	$8,869,148	4/19/24	$(266,671)
Canadian Dollar	7,977,188	USD	5,960,621	CITI	5,881,984	4/19/24	(78,637)
Euro	1,227,509	USD	1,352,692	CITI	1,329,296	4/19/24	(23,396)
Euro	1,994,908	USD	2,164,914	CITI	2,156,867	3/13/24	(8,047)
Japanese Yen	1,517,887,380	USD	10,653,112	CITI	10,201,940	4/19/24	(451,172)
Mexican Peso	408,256	USD	23,760	CITI	23,765	4/19/24	5

							(827,918)

Contracts to Sell:
British Pound	2,768,520	USD	3,530,029	CITI	3,495,977	4/19/24	34,052
Canadian Dollar	1,350,000	USD	1,010,449	CITI	995,423	4/19/24	15,026
Chinese Offshore Renminbi	23,253,932	USD	3,268,572	CITI	3,236,761	4/19/24	31,811
Euro	1,989,120	NOK	22,551,645	CITI	2,154,060	4/19/24	(27,905)
Euro	1,430,000	USD	1,541,325	CITI	1,548,578	4/19/24	(7,253)
Euro	700,000	USD	753,052	CITI	758,045	4/19/24	(4,993)
Euro	690,000	USD	745,713	CITI	747,216	4/19/24	(1,503)
Euro	190,000	USD	206,057	CITI	205,755	4/19/24	302
Euro	1,520,000	USD	1,656,847	CITI	1,646,041	4/19/24	10,806
Euro	1,510,000	USD	1,646,285	CITI	1,635,212	4/19/24	11,073
Indonesian Rupiah	12,639,653,173	USD	806,203	CITI	803,284	4/19/24	2,919
Indonesian Rupiah	5,811,377,513	USD	373,602	CITI	369,329	4/19/24	4,273
Mexican Peso	32,068,257	USD	1,838,377	CITI	1,866,783	4/19/24	(28,406)
Mexican Peso	5,869,985	USD	339,553	CITI	341,708	4/19/24	(2,155)
Mexican Peso	4,200,000	USD	243,955	CITI	244,493	4/19/24	(538)
Mexican Peso	1,870,000	USD	108,421	CITI	108,858	4/19/24	(437)

							37,072

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(790,846)

At February 29, 2024, Core Fixed Income Fund held the following OTC Interest Rate Swap Contract:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Counterparty	Notional Amount	Market Value	Upfront Payment Paid/ (Received)	Unrealized Depreciation
Pay	BRL-CDI-Compounded	10.238%	1/2/29	PAM	CITI	BRL 48,580,000	$(117,955)	$—	$(117,955)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 29, 2024, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
Receive	SOFR	2.600%	2/15/48	12-Month	USD	4,007,000	$732,548	$316,204	$416,344
Receive	SOFR	3.050%	2/15/48	12-Month	USD	6,560,000	737,727	283,232	454,495
Receive	SOFR	3.150%	5/15/48	12-Month	USD	3,644,000	411,242	22,942	388,300
Receive	SOFR	3.540%	10/31/30	12-Month	USD	20,818,000	469,205	60,474	408,731
Receive	SOFR	3.870%	2/28/31	12-Month	USD	11,158,000	(11,360)	(14,216)	2,856
Receive	SOFR	1.520%	2/15/47	12-Month	USD	6,584,000	2,262,205	269,538	1,992,667

							$4,601,567	$938,174	$3,663,393

At February 29, 2024, Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared — Credit Default Swap on Index — Buy Protection (1)

Reference Obligation & Rating	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/29/24 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Depreciation
Markit CDX North America High Yield Series 41 5-Year Index, NR	(5.000)%	12/20/28	3-Month	3.391%	USD	2,869,317	$(209,838)	$(18,945)	$(190,893)

Centrally Cleared — Credit Default Swap on Index — Sell Protection (4)

Reference Obligation & Rating	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/29/24 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid	Unrealized Appreciation
Markit CDX North America Investment Grade Series 41 5-Year Index, NR	1.000%	12/20/28	3-Month	0.522%	USD	37,778,700	$851,857	$496,813	$355,044

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 29, 2024, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $1,875,990 for open centrally cleared swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
AUD	— Australian Dollar	CITI	— Citigroup Global Markets Inc.
BRL	— Brazilian Real	GSC	— Goldman Sachs & Co.
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— United States Dollar

See pages 264-265 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 89.2%

Advertising — 0.1%
$200,000	CCC	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes, 7.500% due 6/1/29(a)	$166,000

Aerospace/Defense — 1.0%
190,000	BB	AAR Escrow Issuer LLC, Senior Unsecured Notes, 6.750% due 3/15/29(a)	192,031
		Bombardier Inc., Senior Unsecured Notes:
250,000	B	7.875% due 4/15/27(a)	250,474
230,000	B	8.750% due 11/15/30(a)	241,220
240,000	BB+	Rolls-Royce PLC, Company Guaranteed Notes, 5.750% due 10/15/27(a)	239,702
		TransDigm Inc., Senior Secured Notes:
300,000	B+	6.750% due 8/15/28(a)	303,970
100,000	B+	7.125% due 12/1/31(a)	102,707
60,000	B+	6.625% due 3/1/32(a)	60,500

		Total Aerospace/Defense	1,390,604

Agriculture — 0.1%
140,000	BB+	Darling Ingredients Inc., Company Guaranteed Notes, 6.000% due 6/15/30(a)	138,048

Airlines — 2.6%
		American Airlines Inc., Senior Secured Notes:
770,000	BB-	7.250% due 2/15/28(a)	777,713
400,000	BB	8.500% due 5/15/29(a)	420,757
431,000	Ba1(b)	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.750% due 4/20/29(a)	421,927
553,428	B2(b)	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes, 5.750% due 1/20/26(a)	522,984
140,000	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	140,298
432,747	Caa2(b)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(a)	313,336
116,760	BBB+	United Airlines Class B Pass Through Trust, Pass-Thru Certificates, 4.875% due 1/15/26	115,131
		United Airlines Inc., Senior Secured Notes:
106,000	BB	4.375% due 4/15/26(a)	102,138
465,000	BB	4.625% due 4/15/29(a)	428,940
		VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Unsecured Notes:
80,000	B-	7.875% due 5/1/27(a)	67,839
80,000	B-	9.500% due 6/1/28(a)	67,518
150,000	B-	6.375% due 2/1/30(a)	109,734

		Total Airlines	3,488,315

Auto Manufacturers — 1.8%
		Ford Motor Co., Senior Unsecured Notes:
110,000	BBB-	3.250% due 2/12/32	90,233
10,000	BBB-	6.100% due 8/19/32	9,975
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
245,000	BBB-	4.950% due 5/28/27	238,181
300,000	BBB-	7.350% due 11/4/27	313,945
200,000	BBB-	6.800% due 5/12/28	206,427
410,000	BBB-	7.350% due 3/6/30	434,627
550,000	BBB-	4.000% due 11/13/30	486,188
150,000	B+	JB Poindexter & Co., Inc., Senior Unsecured Notes, 8.750% due 12/15/31(a)	153,837
505,000	B-	PM General Purchaser LLC, Senior Secured Notes, 9.500% due 10/1/28(a)	510,571

		Total Auto Manufacturers	2,443,984

Auto Parts & Equipment — 0.5%
150,000	B+	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	130,227
190,000	CCC	Dornoch Debt Merger Sub Inc., Senior Unsecured Notes, 6.625% due 10/15/29(a)	170,804

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Auto Parts & Equipment — 0.5% — (continued)
$192,000	B	Titan International Inc., Senior Secured Notes, 7.000% due 4/30/28	$190,787
150,000	BB+	ZF North America Capital Inc., Company Guaranteed Notes, 7.125% due 4/14/30(a)	156,375

		Total Auto Parts & Equipment	648,193

Banks — 2.6%
200,000	Ba1(b)	Banco Santander SA, Junior Subordinated Notes, 9.625% (5-Year CMT Index + 5.298%)(c)(d)	214,677
250,000	BBB-	Bank of Nova Scotia (The), Junior Subordinated Notes, 8.000% (5-Year CMT Index + 4.017%) due 1/27/84(c)	253,077
230,000	BB-	Barclays PLC, Junior Subordinated Notes, 8.000% (5-Year CMT Index + 5.672%)(c)(d)	230,053
		BNP Paribas SA, Junior Subordinated Notes:
200,000	BBB-	7.375% (5-Year USD Swap Rate + 5.150%) (a)(c)(d)	200,750
200,000	BBB-	7.750% (5-Year CMT Index + 4.899%) (a)(c)(d)	201,883
180,000	BB+	Citigroup Inc., Junior Subordinated Notes, 7.200% (5-Year CMT Index + 2.905%) due 12/30/99(c)(d)	180,756
400,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(c)(d)	408,779
250,000	A+	Credit Suisse AG, Senior Unsecured Notes, 3.625% due 9/9/24	247,448
		Credit Suisse Group AG, Junior Subordinated Notes:
230,000	WR(b)	(Cost — $228,369, acquired 4/15/20), 6.375% (5-Year CMT Index + 4.822%)#(a)(c)(d)(e)(g)	—
200,000	WR(b)	(Cost — $205,250, acquired 2/19/19), 7.500% (5-Year USD Swap Rate + 4.600%)#(a)(c)(d)(e)(g)	—
200,000	WD(h)	(Cost — $200,000, acquired 6/16/22), 9.750% (5-Year CMT Index + 6.383%)#(a)(c)(d)(e)(g)	—
360,000	BB+	Intesa Sanpaolo SpA, Subordinated Notes, 4.198% (1-Year CMT Index + 2.600%) due 6/1/32(a)(c)	295,390
400,000	BB-	Lloyds Banking Group PLC, Junior Subordinated Notes, 8.000% (5-Year CMT Index + 3.913%)(c)(d)	394,783
200,000	BBB	Toronto-Dominion Bank (The), Junior Subordinated Notes, 8.125% (5-Year CMT Index + 4.075%) due 10/31/82(c)	208,653
220,000	BB	UBS Group AG, Junior Subordinated Notes, 7.750% (5-Year USD SOFR ICE Swap Rate + 4.160%)(a)(c)(d)	220,446
520,000	BB+	UniCredit SpA, Subordinated Notes, 5.459% (5-Year CMT Index + 4.750%) due 6/30/35(a)(c)	480,569

		Total Banks	3,537,264

Beverages — 0.1%
188,000	CCC+	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(a)	164,591

Building Materials — 0.9%
130,000	B	MIWD Holdco II LLC/MIWD Finance Corp., Company Guaranteed Notes, 5.500% due 2/1/30(a)	118,813
		Smyrna Ready Mix Concrete LLC, Senior Secured Notes:
210,000	BB-	6.000% due 11/1/28(a)	203,911
150,000	BB-	8.875% due 11/15/31(a)	158,967
		Standard Industries Inc., Senior Unsecured Notes:
252,000	BB	5.000% due 2/15/27(a)	242,918
300,000	BB	4.375% due 7/15/30(a)	267,514
190,000	BB+	Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes, 5.250% due 1/15/29(a)	184,112

		Total Building Materials	1,176,235

Chemicals — 1.3%
521,000	BB-	Consolidated Energy Finance SA, Company Guaranteed Notes, 5.625% due 10/15/28(a)	423,414
160,000	B-	LSF11 A5 HoldCo LLC, Senior Unsecured Notes, 6.625% due 10/15/29(a)	139,169

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Chemicals — 1.3% — (continued)
$215,000	BB	Methanex Corp., Senior Unsecured Notes, 5.125% due 10/15/27	$206,822
362,000	BB-	Minerals Technologies Inc., Company Guaranteed Notes, 5.000% due 7/1/28(a)	343,788
190,000	BB+	Olin Corp., Senior Unsecured Notes, 5.000% due 2/1/30	177,795
315,000	B-	Olympus Water US Holding Corp., Senior Secured Notes, 9.750% due 11/15/28(a)	335,106
381,000	CCC	Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., Company Guaranteed Notes, 5.125% due 4/1/29(a)	145,125

		Total Chemicals	1,771,219

Coal — 0.1%
152,000	BB	Warrior Met Coal Inc., Senior Secured Notes, 7.875% due 12/1/28(a)	153,421

Commercial Services — 5.9%
145,000	BB	Adtalem Global Education Inc., Senior Secured Notes, 5.500% due 3/1/28(a)	136,909
110,000	B	Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes, 6.625% due 7/15/26(a)	109,800
630,000	B	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes, 4.625% due 6/1/28(a)	560,104
200,000	B-	Alta Equipment Group Inc., Secured Notes, 5.625% due 4/15/26(a)	193,907
310,000	BB-	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes, 5.375% due 3/1/29(a)	282,576
130,000	B	Carriage Services Inc., Company Guaranteed Notes, 4.250% due 5/15/29(a)	113,157
340,000	BB-	CoreCivic Inc., Company Guaranteed Notes, 8.250% due 4/15/26(g)	347,728
432,000	CCC+	Deluxe Corp., Company Guaranteed Notes, 8.000% due 6/1/29(a)	377,501
		Garda World Security Corp., Senior Unsecured Notes:
340,000	CCC+	9.500% due 11/1/27(a)	341,617
119,000	CCC+	6.000% due 6/1/29(a)	104,234
523,000	B	GEO Group Inc. (The), Secured Notes, 9.500% due 12/31/28(a)	521,833
510,000	BB	GTCR W-2 Merger Sub LLC, Senior Secured Notes, 7.500% due 1/15/31(a)	532,435
320,000	B+	Hertz Corp. (The), Company Guaranteed Notes, 4.625% due 12/1/26(a)	282,162
49,000	B3(b)	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(a)	48,742
233,000	CCC	Mavis Tire Express Services Topco Corp., Senior Unsecured Notes, 6.500% due 5/15/29(a)	218,989
360,000	B	Mobius Merger Sub Inc., Senior Secured Notes, 9.000% due 6/1/30(a)	353,091
320,000	CCC+	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 5.750% due 11/1/28(a)	255,621
110,000	B	Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes, 4.000% due 6/15/29(a)	98,611
		Prime Security Services Borrower LLC/Prime Finance Inc.:
210,000	B	Secured Notes, 6.250% due 1/15/28(a)	207,329
231,000	BB	Senior Secured Notes, 3.375% due 8/31/27(a)	211,710
374,000	BB-	PROG Holdings Inc., Company Guaranteed Notes, 6.000% due 11/15/29(a)	344,140
120,000	B-	RR Donnelley & Sons Co., Secured Notes, 9.750% due 7/31/28(a)	123,150
182,000	B	Sotheby's, Senior Secured Notes, 7.375% due 10/15/27(a)	175,068
200,000	B	Sotheby's/Bidfair Holdings Inc., Senior Secured Notes, 5.875% due 6/1/29(a)	175,808
122,000	Caa1(b)	StoneMor Inc., Senior Secured Notes, 8.500% due 5/15/29(a)	88,649
290,000	BB	TriNet Group Inc., Company Guaranteed Notes, 3.500% due 3/1/29(a)	257,311
		United Rentals North America Inc.:
		Company Guaranteed Notes:
280,000	BB+	5.250% due 1/15/30	271,362
170,000	BB+	3.875% due 2/15/31	150,606
40,000	BBB-	Senior Secured Notes, 6.000% due 12/15/29(a)	40,071
749,000	B	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	717,467
315,000	B	WW International Inc., Senior Secured Notes, 4.500% due 4/15/29(a)	148,439
100,000	BB-	ZipRecruiter Inc., Senior Unsecured Notes, 5.000% due 1/15/30(a)	88,153

		Total Commercial Services	7,878,280

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Computers — 1.5%
$515,000	CCC+	Ahead DB Holdings LLC, Company Guaranteed Notes, 6.625% due 5/1/28(a)	$459,849
650,000	CCC+	McAfee Corp., Senior Unsecured Notes, 7.375% due 2/15/30(a)	574,425
373,000	B+	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(a)	394,914
211,000	B+	NCR Voyix Corp., Company Guaranteed Notes, 5.125% due 4/15/29(a)	195,868
210,000	BB	Seagate HDD Cayman, Company Guaranteed Notes, 4.091% due 6/1/29(a)	191,825
220,000	CCC+	Vericast Corp., Senior Secured Notes, 11.000% due 9/15/26(a)	231,598
		Total Computers	2,048,479

Cosmetics/Personal Care — 0.2%
268,000	BB	Edgewell Personal Care Co., Company Guaranteed Notes, 4.125% due 4/1/29(a)	242,939

Distribution/Wholesale — 0.4%
65,108	NR	American News Co. LLC, Secured Notes, 8.500% (8.500% cash or 10.000% PIK) due 9/1/26(a)(i)	72,514
160,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 3.875% due 12/15/28(a)	144,537
271,000	B+	Windsor Holdings III LLC, Senior Secured Notes, 8.500% due 6/15/30(a)	280,730

		Total Distribution/Wholesale	497,781

Diversified Financial Services — 5.1%
369,300	NR	Accelerate360 Holdings LLC, Secured Notes, 8.000% due 3/1/28(a)	382,128
283,000	B	AG Issuer LLC, Senior Secured Notes, 6.250% due 3/1/28(a)	274,255
435,000	BB+	Ally Financial Inc., Subordinated Notes, 6.700% due 2/14/33	428,722
249,000	BBB-	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 6.375% due 5/4/28(a)	252,637
502,000	BB-	Bread Financial Holdings Inc., Company Guaranteed Notes, 9.750% due 3/15/29(a)	514,116
		Burford Capital Global Finance LLC, Company Guaranteed Notes:
724,000	BB-	6.250% due 4/15/28(a)	696,633
240,000	BB-	9.250% due 7/1/31(a)	252,300
110,000	BBB-	Charles Schwab Corp. (The), Junior Subordinated Notes, 4.000% (10-Year CMT Index + 3.079%)(c)(d)	90,754
635,000	CCC	Cobra AcquisitionCo LLC, Company Guaranteed Notes, 6.375% due 11/1/29(a)	521,841
180,000	BB-	Coinbase Global Inc., Company Guaranteed Notes, 3.625% due 10/1/31(a)	141,094
335,000	BB	Credit Acceptance Corp., Company Guaranteed Notes, 9.250% due 12/15/28(a)	354,799
235,000	Baa3(b)	Enact Holdings Inc., Senior Unsecured Notes, 6.500% due 8/15/25(a)	235,234
		Enova International Inc., Company Guaranteed Notes:
272,000	B-	8.500% due 9/15/25(a)	269,630
145,000	B-	11.250% due 12/15/28(a)	151,983
472,962	B2(b)	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% (6.500% cash or 7.250% PIK) due 9/15/24(a)(i)	448,723
		goeasy Ltd.:
274,000	BB-	Company Guaranteed Notes, 4.375% due 5/1/26(a)	262,424
200,000	BB-	Senior Unsecured Notes, 7.625% due 7/1/29(a)	200,102
200,000	BB	Jane Street Group/JSG Finance Inc., Senior Secured Notes, 4.500% due 11/15/29(a)	184,225
303,000	B1(b)	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(a)	280,381
231,000	BB	OneMain Finance Corp., Company Guaranteed Notes, 5.375% due 11/15/29	214,616
		Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer Inc., Company Guaranteed Notes:
360,000	BB	3.875% due 3/1/31(a)	308,084
120,000	BB	4.000% due 10/15/33(a)	99,725
		StoneX Group Inc., Senior Secured Notes:
127,000	BB-	8.625% due 6/15/25(a)	127,900
130,000	BB-	7.875% due 3/1/31(a)	131,914

		Total Diversified Financial Services	6,824,220

Electric — 2.6%
343,000	BB+	Atlantica Sustainable Infrastructure PLC, Company Guaranteed Notes, 4.125% due 6/15/28(a)	313,687
		Calpine Corp.:
225,000	BB+	Senior Secured Notes, 3.750% due 3/1/31(a)	193,091

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 2.6% — (continued)
$523,000	B+	Senior Unsecured Notes, 5.000% due 2/1/31(a)	$468,103
245,000	BB	Clearway Energy Operating LLC, Company Guaranteed Notes, 3.750% due 1/15/32(a)	205,171
		NextEra Energy Operating Partners LP:
220,000	BB	Company Guaranteed Notes, 4.500% due 9/15/27(a)	205,514
305,000	BB	Senior Unsecured Notes, 7.250% due 1/15/29(a)	310,296
		NRG Energy Inc., Company Guaranteed Notes:
174,000	BB	5.750% due 1/15/28	171,645
290,000	BB	5.250% due 6/15/29(a)	274,859
202,000	BB	3.625% due 2/15/31(a)	169,879
409,000	BB-	Pattern Energy Operations LP/Pattern Energy Operations Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	375,632
90,000	BB+	TransAlta Corp., Senior Unsecured Notes, 7.750% due 11/15/29	93,662
		Vistra Operations Co. LLC:
170,000	BB	Company Guaranteed Notes, 7.750% due 10/15/31(a)	176,120
546,000	BBB-	Senior Secured Notes, 4.300% due 7/15/29(a)	508,994

		Total Electric	3,466,653

Electrical Components & Equipment — 0.3%
		EnerSys, Company Guaranteed Notes:
335,000	BB+	4.375% due 12/15/27(a)	315,662
29,000	BB+	6.625% due 1/15/32(a)	29,218

		Total Electrical Components & Equipment	344,880

Electronics — 0.5%
370,000	BB-	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	343,187
380,000	BB-	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(a)	340,207

		Total Electronics	683,394

Energy — Alternate Sources — 0.2%
50,000	NR	NextEra Energy Partners LP, Company Guaranteed Notes, 2.500% due 6/15/26(a)	45,187
350,000	B1(b)	Sunnova Energy Corp., Company Guaranteed Notes, 5.875% due 9/1/26(a)	284,874

		Total Energy — Alternate Sources	330,061

Engineering & Construction — 0.7%
282,000	B	Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes, 6.000% due 2/1/26(a)	277,326
150,000	BB+	TopBuild Corp., Company Guaranteed Notes, 3.625% due 3/15/29(a)	134,511
90,000	CCC	Tutor Perini Corp., Company Guaranteed Notes, 6.875% due 5/1/25(a)	89,076
424,000	B	VM Consolidated Inc., Company Guaranteed Notes, 5.500% due 4/15/29(a)	399,838

		Total Engineering & Construction	900,751

Entertainment — 2.5%
478,000	CCC	Allen Media LLC/Allen Media Co-Issuer Inc., Company Guaranteed Notes, 10.500% due 2/15/28(a)	239,506
330,000	B-	AMC Entertainment Holdings Inc., Senior Secured Notes, 7.500% due 2/15/29(a)	227,225
555,000	B+	Banijay Entertainment SASU, Senior Secured Notes, 8.125% due 5/1/29(a)	574,514
154,000	B	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	141,731
		Caesars Entertainment Inc.:
375,000	B-	Company Guaranteed Notes, 4.625% due 10/15/29(a)	342,609
		Senior Secured Notes:
230,000	BB-	7.000% due 2/15/30(a)	235,809
217,000	BB-	6.500% due 2/15/32(a)	218,692
130,000	NR	DraftKings Holdings Inc., Company Guaranteed Notes, zero coupon due 3/15/28	110,955
		Mohegan Tribal Gaming Authority:
45,000	CCC+	Company Guaranteed Notes, 13.250% due 12/15/27(a)	48,781
143,000	B-	Secured Notes, 8.000% due 2/1/26(a)	134,957
240,000	B	Ontario Gaming GTA LP, Senior Secured Notes, 8.000% due 8/1/30(a)	244,977

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Entertainment — 2.5% — (continued)
$443,000	B	SeaWorld Parks & Entertainment Inc., Company Guaranteed Notes, 5.250% due 8/15/29(a)	$413,456
107,000	BB	Speedway Motorsports LLC/Speedway Funding II Inc., Senior Unsecured Notes, 4.875% due 11/1/27(a)	101,395
290,000	BB-	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Company Guaranteed Notes, 7.125% due 2/15/31(a)	299,736

		Total Entertainment	3,334,343

Environmental Control — 1.1%
90,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 6.375% due 2/1/31(a)	89,536
		Covanta Holding Corp., Company Guaranteed Notes:
240,000	B	4.875% due 12/1/29(a)	209,941
243,000	B	5.000% due 9/1/30	211,331
570,000	B	Enviri Corp., Company Guaranteed Notes, 5.750% due 7/31/27(a)	533,491
200,000	BB-	GFL Environmental Inc., Senior Secured Notes, 6.750% due 1/15/31(a)	204,814
320,000	B-	MadisonQ LLC, Senior Secured Notes, 4.125% due 6/30/28(a)	291,822

		Total Environmental Control	1,540,935

Food — 1.3%
		Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes:
372,000	BB+	5.875% due 2/15/28(a)	366,896
120,000	BB+	6.500% due 2/15/28(a)	120,836
860,000	B	C&S Group Enterprises LLC, Company Guaranteed Notes, 5.000% due 12/15/28(a)	682,253
131,000	BB	Land O'Lakes Capital Trust I, Limited Guaranteed Notes, 7.450% due 3/15/28(a)	127,919
347,000	BB	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	340,240
152,000	B	Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, Secured Notes, 4.625% due 3/1/29(a)	133,379

		Total Food	1,771,523

Forest Products & Paper — 0.2%
278,000	CCC	Glatfelter Corp., Company Guaranteed Notes, 4.750% due 11/15/29(a)	234,218

Healthcare — Products — 0.5%
		Medline Borrower LP:
537,000	B+	Senior Secured Notes, 3.875% due 4/1/29(a)	481,465
230,000	B-	Senior Unsecured Notes, 5.250% due 10/1/29(a)	212,965

		Total Healthcare — Products	694,430

Healthcare — Services — 2.4%
110,000	NR	Akumin Inc., Senior Secured Notes, 9.000% (8.000 % cash until 11/1/25 then 9.000 % cash or 8.000% cash and 2.000% PIK until 5/1/27 then 9.000% cash until 8/1/27) due 8/1/27(a)(f)(i)	95,288
190,000	D	Cano Health LLC, Company Guaranteed Notes, 6.250% due 10/1/28*(a)(j)	2,850
		CHS/Community Health Systems Inc.:
		Secured Notes:
120,000	CCC-	6.875% due 4/15/29(a)	76,723
60,000	CCC-	6.125% due 4/1/30(a)	37,601
		Senior Secured Notes:
1,128,000	B-	5.625% due 3/15/27(a)	1,033,400
370,000	B-	5.250% due 5/15/30(a)	295,590
170,000	B-	10.875% due 1/15/32(a)	173,319
110,000	BBB-	HCA Inc., Company Guaranteed Notes, 7.500% due 11/15/95	117,531
		LifePoint Health Inc., Senior Secured Notes:
320,000	B	9.875% due 8/15/30(a)	332,396
120,000	B	11.000% due 10/15/30(a)	127,085
310,000	BB-	Molina Healthcare Inc., Senior Unsecured Notes, 3.875% due 11/15/30(a)	272,224
366,000	B-	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(a)	365,410

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Services — 2.4% — (continued)
$240,000	BB-	Tenet Healthcare Corp., Senior Secured Notes, 4.250% due 6/1/29	$220,938
115,500	CCC+	US Renal Care Inc., Senior Secured Notes, 10.625% due 6/28/28(a)	96,876

		Total Healthcare — Services	3,247,231

Holding Companies — Diversified — 0.2%
200,000	BB+	Stena International SA, Senior Secured Notes, 7.250% due 1/15/31(a)	199,038

Home Builders — 0.5%
182,000	B	Empire Communities Corp., Senior Unsecured Notes, 7.000% due 12/15/25(a)	180,061
		Forestar Group Inc., Company Guaranteed Notes:
120,000	BB-	3.850% due 5/15/26(a)	114,145
120,000	BB-	5.000% due 3/1/28(a)	113,578
		Mattamy Group Corp., Senior Unsecured Notes:
201,000	BB+	5.250% due 12/15/27(a)	193,658
130,000	BB+	4.625% due 3/1/30(a)	116,846

		Total Home Builders	718,288

Insurance — 1.2%
248,006	BB+	Highlands Holdings Bonds Issuer Ltd./Highlands Holdings Bonds Co.-Issuer Inc., Senior Secured Notes, 7.625% (7.625% cash or 8.375% PIK) due 10/15/25(a)(i)	247,927
350,000	B	Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Secured Notes, 7.250% due 2/15/31(a)	350,677
327,000	B-	Jones Deslauriers Insurance Management Inc., Senior Secured Notes, 8.500% due 3/15/30(a)	340,435
367,000	BB+	NMI Holdings Inc., Senior Secured Notes, 7.375% due 6/1/25(a)	370,288
385,000	BB-	Ryan Specialty LLC, Senior Secured Notes, 4.375% due 2/1/30(a)	356,315

		Total Insurance	1,665,642

Internet — 1.5%
200,000	B	Acuris Finance US Inc./Acuris Finance Sarl, Senior Secured Notes, 5.000% due 5/1/28(a)	179,209
350,000	B	Cogent Communications Group Inc., Company Guaranteed Notes, 7.000% due 6/15/27(a)	346,794
		Gen Digital Inc., Company Guaranteed Notes:
101,000	BB-	6.750% due 9/30/27(a)	101,617
198,000	BB-	7.125% due 9/30/30(a)	202,381
500,000	B-	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(a)	436,390
490,000	B-	ION Trading Technologies Sarl, Senior Secured Notes, 5.750% due 5/15/28(a)	440,037
		Match Group Holdings II LLC, Senior Unsecured Notes:
220,000	BB	4.625% due 6/1/28(a)	207,028
140,000	BB	3.625% due 10/1/31(a)	118,070

		Total Internet	2,031,526

Iron/Steel — 1.2%
219,000	B+	ATI Inc., Senior Unsecured Notes, 4.875% due 10/1/29	202,015
		Cleveland-Cliffs Inc.:
255,000	Ba3(b)	Company Guaranteed Notes, 4.625% due 3/1/29(a)	234,429
48,000	B	Senior Unsecured Notes, 6.250% due 10/1/40	41,797
350,000	BB+	Commercial Metals Co., Senior Unsecured Notes, 3.875% due 2/15/31	307,015
		Mineral Resources Ltd., Senior Unsecured Notes:
268,000	Ba3(b)	8.125% due 5/1/27(a)	270,657
273,000	Ba3(b)	9.250% due 10/1/28(a)	285,809
239,000	Ba3(b)	8.500% due 5/1/30(a)	245,747

		Total Iron/Steel	1,587,469

Leisure Time — 5.9%
		Carnival Corp.:
		Company Guaranteed Notes:
901,000	BB-	5.750% due 3/1/27(a)	890,474
749,000	BB-	6.000% due 5/1/29(a)	731,197
630,000	BB-	10.500% due 6/1/30(a)	688,567

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Leisure Time — 5.9% — (continued)
$120,000	BB+	Senior Secured Notes, 7.000% due 8/15/29(a)	$124,590
150,000	BB-	Carnival Holdings Bermuda Ltd., Company Guaranteed Notes, 10.375% due 5/1/28(a)	163,758
		NCL Corp., Ltd.:
		Senior Secured Notes:
270,000	B+	5.875% due 2/15/27(a)	267,038
270,000	BB-	8.375% due 2/1/28(a)	283,677
230,000	BB-	8.125% due 1/15/29(a)	242,186
		Senior Unsecured Notes:
814,000	CCC+	3.625% due 12/15/24(a)	802,232
724,000	CCC+	7.750% due 2/15/29(a)	742,623
180,000	CCC+	NCL Finance Ltd., Company Guaranteed Notes, 6.125% due 3/15/28(a)	175,693
		Royal Caribbean Cruises Ltd.:
490,000	BB+	Company Guaranteed Notes, 7.250% due 1/15/30(a)	509,850
		Senior Unsecured Notes:
341,000	BB+	4.250% due 7/1/26(a)	328,718
340,000	BB+	11.625% due 8/15/27(a)	367,973
102,000	BB+	5.500% due 4/1/28(a)	100,235
400,000	BB+	6.250% due 3/15/32(a)	401,395
		Viking Cruises Ltd.:
64,000	B	Company Guaranteed Notes, 5.875% due 9/15/27(a)	62,617
		Senior Unsecured Notes:
379,000	B	7.000% due 2/15/29(a)	379,249
420,000	B	9.125% due 7/15/31(a)	454,881
200,000	BB-	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	192,253

		Total Leisure Time	7,909,206

Lodging — 1.6%
420,000	B-	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(a)	394,197
165,000	B+	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, Company Guaranteed Notes, 4.875% due 7/1/31(a)	145,749
620,000	BB-	Melco Resorts Finance Ltd., Senior Unsecured Notes, 5.375% due 12/4/29(a)	561,357
325,000	B+	Studio City Finance Ltd., Company Guaranteed Notes, 5.000% due 1/15/29(a)	284,025
		Travel + Leisure Co., Senior Secured Notes:
245,000	BB-	6.000% due 4/1/27	244,306
110,000	BB-	4.500% due 12/1/29(a)	100,823
		Wynn Macau Ltd., Senior Unsecured Notes:
200,000	BB-	5.500% due 1/15/26(a)	193,825
280,000	BB-	5.125% due 12/15/29(a)	252,548

		Total Lodging	2,176,830

Machinery — Construction & Mining — 0.2%
240,000	BB	Vertiv Group Corp., Senior Secured Notes, 4.125% due 11/15/28(a)	221,673

Machinery — Diversified — 0.1%
88,000	BB	ATS Corp., Company Guaranteed Notes, 4.125% due 12/15/28(a)	80,395

Media — 6.5%
		Altice Financing SA, Senior Secured Notes:
474,000	B	5.000% due 1/15/28(a)	419,807
407,000	B	5.750% due 8/15/29(a)	350,979
275,000	BB+	Belo Corp., Company Guaranteed Notes, 7.750% due 6/1/27	279,970
381,000	BB-	Block Communications Inc., Company Guaranteed Notes, 4.875% due 3/1/28(a)	337,141
440,000	BB-	Cable One Inc., Company Guaranteed Notes, 4.000% due 11/15/30(a)	329,440
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
705,000	BB-	6.375% due 9/1/29(a)	662,881
160,000	BB-	4.750% due 2/1/32(a)	129,380
680,000	BB-	4.500% due 5/1/32	537,838
330,000	BB-	4.500% due 6/1/33(a)	254,428

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Media — 6.5% — (continued)
$170,000	BBB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 3.700% due 4/1/51	$103,147
		CSC Holdings LLC:
		Company Guaranteed Notes:
210,000	B-	11.250% due 5/15/28(a)	216,880
530,000	B-	11.750% due 1/31/29(a)	554,144
200,000	B-	6.500% due 2/1/29(a)	174,542
200,000	B-	4.500% due 11/15/31(a)	148,687
		Senior Unsecured Notes:
980,000	CCC	5.750% due 1/15/30(a)	571,531
465,000	CCC	4.625% due 12/1/30(a)	256,780
320,000	BB	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	302,259
		DISH DBS Corp.:
		Company Guaranteed Notes:
20,000	CCC+	5.875% due 11/15/24	18,919
500,000	CC	7.750% due 7/1/26	319,255
410,000	B-	Senior Secured Notes, 5.750% due 12/1/28(a)	284,694
65,000	CC	DISH Network Corp., Senior Unsecured Notes, 3.375% due 8/15/26	38,756
180,000	B1(b)	Gannett Holdings LLC, Senior Secured Notes, 6.000% due 11/1/26(a)	162,856
230,000	B	Gray Television Inc., Company Guaranteed Notes, 5.375% due 11/15/31(a)	148,602
170,000	B+	iHeartCommunications Inc., Senior Secured Notes, 5.250% due 8/15/27(a)	126,427
222,000	BB	Paramount Global, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 3.999%) due 3/30/62(c)	192,794
560,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 4.000% due 7/15/28(a)	505,073
327,000	BB-	Sunrise FinCo I BV, Senior Secured Notes, 4.875% due 7/15/31(a)	288,806
50,000	BBB-	Time Warner Cable Enterprises LLC, Senior Secured Notes, 8.375% due 7/15/33	55,495
150,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	149,595
		Univision Communications Inc., Senior Secured Notes:
388,000	B+	6.625% due 6/1/27(a)	376,460
120,000	B+	8.000% due 8/15/28(a)	120,744
112,000	B+	7.375% due 6/30/30(a)	108,275
67,000	B-	Urban One Inc., Senior Secured Notes, 7.375% due 2/1/28(a)	57,542
207,000	B	Virgin Media Finance PLC, Company Guaranteed Notes, 5.000% due 7/15/30(a)	178,900

		Total Media	8,763,027

Metal Fabricate/Hardware — 0.3%
90,000	BB-	Advanced Drainage Systems Inc., Company Guaranteed Notes, 6.375% due 6/15/30(a)	90,090
80,000	CCC+	Park-Ohio Industries Inc., Company Guaranteed Notes, 6.625% due 4/15/27	73,276
230,000	B+	Roller Bearing Co. of America Inc., Senior Unsecured Notes, 4.375% due 10/15/29(a)	209,826

		Total Metal Fabricate/Hardware	373,192

Mining — 1.4%
500,000	B	First Quantum Minerals Ltd., Secured Notes, 9.375% due 3/1/29(a)	519,256
580,000	BB+	FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes, 4.375% due 4/1/31(a)	520,348
320,000	BB+	Freeport-McMoRan Inc., Company Guaranteed Notes, 5.450% due 3/15/43	297,391
		Hudbay Minerals Inc., Company Guaranteed Notes:
40,000	B	4.500% due 4/1/26(a)	38,594
482,000	B	6.125% due 4/1/29(a)	473,386

		Total Mining	1,848,975

Miscellaneous Manufacturers — 0.0%@
12,101	WD(h)	Anagram Holdings LLC/Anagram International Inc., Secured Notes, 10.000% due 8/15/26*(a)(f)(j)	242

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Oil & Gas — 7.6%
$200,000	BB+	Antero Resources Corp., Company Guaranteed Notes, 5.375% due 3/1/30(a)	$190,790
410,000	B	Berry Petroleum Co. LLC, Company Guaranteed Notes, 7.000% due 2/15/26(a)	401,997
110,000	BB	Chesapeake Energy Corp., Company Guaranteed Notes, 5.500% due 2/1/26(a)	109,110
450,000	BB-	Chord Energy Corp., Company Guaranteed Notes, 6.375% due 6/1/26(a)	451,647
		Civitas Resources Inc., Company Guaranteed Notes:
125,000	BB-	8.375% due 7/1/28(a)	130,948
81,000	BB-	8.625% due 11/1/30(a)	86,739
280,000	BB-	8.750% due 7/1/31(a)	298,120
		Comstock Resources Inc., Company Guaranteed Notes:
110,000	B+	6.750% due 3/1/29(a)	101,503
395,000	B+	5.875% due 1/15/30(a)	345,869
		Crescent Energy Finance LLC, Company Guaranteed Notes:
469,000	BB-	7.250% due 5/1/26(a)	467,687
217,000	BB-	9.250% due 2/15/28(a)	227,300
220,000	BB+	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(a)	221,949
365,000	BBB-	HF Sinclair Corp., Senior Unsecured Notes, 5.000% due 2/1/28(a)	351,526
		Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
500,000	BB+	5.750% due 2/1/29(a)	483,953
155,000	BB+	6.000% due 2/1/31(a)	150,062
170,000	BB+	6.250% due 4/15/32(a)	164,607
150,000	BB+	8.375% due 11/1/33(a)	161,242
300,000	BB-	MEG Energy Corp., Company Guaranteed Notes, 5.875% due 2/1/29(a)	292,747
348,000	B-	Nabors Industries Inc., Company Guaranteed Notes, 7.375% due 5/15/27(a)	347,050
		Nabors Industries Ltd., Company Guaranteed Notes:
180,000	CCC	7.250% due 1/15/26(a)	177,510
125,000	CCC	7.500% due 1/15/28(a)	115,381
120,000	BB-	Noble Finance II LLC, Company Guaranteed Notes, 8.000% due 4/15/30(a)	123,472
240,000	B+	Northern Oil & Gas Inc., Senior Unsecured Notes, 8.125% due 3/1/28(a)	243,233
110,000	BB+	Occidental Petroleum Corp., Senior Unsecured Notes, 8.875% due 7/15/30	127,009
		Permian Resources Operating LLC, Company Guaranteed Notes:
240,000	BB-	8.000% due 4/15/27(a)	247,723
170,000	BB-	5.875% due 7/1/29(a)	166,258
359,000	BB-	9.875% due 7/15/31(a)	397,935
240,000	BB-	7.000% due 1/15/32(a)	246,572
		Petrobras Global Finance BV, Company Guaranteed Notes:
40,000	BB	7.375% due 1/17/27	41,682
20,000	BB	5.750% due 2/1/29	19,933
400,000	BB	Range Resources Corp., Company Guaranteed Notes, 8.250% due 1/15/29	417,625
200,000	B-	Shelf Drilling Holdings Ltd., Senior Secured Notes, 9.625% due 4/15/29(a)	193,273
280,000	NR	SilverBow Resources Inc., Secured Notes, 13.135% (3-Month Term SOFR + 7.750%) due 12/15/28(a)(c)(f)	275,797
		Southwestern Energy Co., Company Guaranteed Notes:
195,000	BB+	5.375% due 2/1/29	188,601
540,000	BB+	4.750% due 2/1/32	490,913
529,000	BB-	Strathcona Resources Ltd., Senior Unsecured Notes, 6.875% due 8/1/26(a)	527,019
		Talos Production Inc., Secured Notes:
55,000	BB-	9.000% due 2/1/29(a)	56,031
285,000	BB-	9.375% due 2/1/31(a)	294,262
338,000	BB	Valaris Ltd., Secured Notes, 8.375% due 4/30/30(a)	346,865
		Vital Energy Inc., Company Guaranteed Notes:
126,000	B	10.125% due 1/15/28	131,966
405,000	B	9.750% due 10/15/30	434,081

		Total Oil & Gas	10,247,987

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Oil & Gas Services — 0.4%
$278,000	B+	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/28(a)	$271,274
212,000	B+	Kodiak Gas Services LLC, Company Guaranteed Notes, 7.250% due 2/15/29(a)	215,961

		Total Oil & Gas Services	487,235

Packaging & Containers — 2.0%
200,000	CCC+	ARD Finance SA, Senior Secured Notes, 6.500% (6.500% cash or 7.250% PIK) due 6/30/27(a)(i)	85,758
		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
		Senior Secured Notes:
210,000	BB-	6.000% due 6/15/27(a)	206,334
225,000	BB-	3.250% due 9/1/28(a)	195,305
250,000	B	Senior Unsecured Notes, 4.000% due 9/1/29(a)	203,322
230,000	BB-	Canpack SA/Canpack US LLC, Company Guaranteed Notes, 3.875% due 11/15/29(a)	199,820
150,000	BB-	Cascades Inc./Cascades USA Inc., Company Guaranteed Notes, 5.375% due 1/15/28(a)	145,172
		Clydesdale Acquisition Holdings Inc.:
170,000	CCC+	Company Guaranteed Notes, 8.750% due 4/15/30(a)	161,987
415,000	B	Senior Secured Notes, 6.625% due 4/15/29(a)	412,963
249,000	BB+	Crown Americas LLC, Company Guaranteed Notes, 5.250% due 4/1/30	240,081
		LABL Inc., Senior Secured Notes:
271,000	B-	5.875% due 11/1/28(a)	243,083
127,000	B-	9.500% due 11/1/28(a)	127,163
244,000	B	Mauser Packaging Solutions Holding Co., Senior Secured Notes, 7.875% due 8/15/26(a)	247,419
287,000	BB-	Silgan Holdings Inc., Company Guaranteed Notes, 4.125% due 2/1/28	268,340

		Total Packaging & Containers	2,736,747

Pharmaceuticals — 1.9%
		Bausch Health Cos., Inc.:
430,000	CCC-	Company Guaranteed Notes, 5.250% due 1/30/30(a)	185,965
50,000	CCC+	Senior Secured Notes, 6.125% due 2/1/27(a)	32,200
365,000	B+	Herbalife Nutrition Ltd./HLF Financing Inc., Company Guaranteed Notes, 7.875% due 9/1/25(a)	354,442
460,000	B+	HLF Financing Sarl LLC/Herbalife International Inc., Company Guaranteed Notes, 4.875% due 6/1/29(a)	329,392
		Organon & Co./Organon Foreign Debt Co.-Issuer BV:
200,000	BB	Senior Secured Notes, 4.125% due 4/30/28(a)	183,208
204,000	BB-	Senior Unsecured Notes, 5.125% due 4/30/31(a)	174,994
230,000	WR(b)	Par Pharmaceutical Inc., Senior Secured Notes, 7.500% due 4/1/27*(a)(g)(j)	146,036
200,000	BB-	Teva Pharmaceutical Finance Co. LLC, Company Guaranteed Notes, 6.150% due 2/1/36	191,027
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
250,000	BB-	5.125% due 5/9/29	236,321
400,000	BB-	7.875% due 9/15/29	426,010
270,000	BB-	8.125% due 9/15/31	292,026

		Total Pharmaceuticals	2,551,621

Pipelines — 5.4%
341,000	BB	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 1/15/28(a)	334,595
		Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes:
100,000	B+	7.625% due 12/15/25(a)	100,955
310,000	B+	6.625% due 7/15/26(a)	307,864
200,000	BB	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(a)	175,221
60,000	BBB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.750% due 9/15/37(a)	63,926
295,000	BB-	Delek Logistics Partners LP/Delek Logistics Finance Corp., Company Guaranteed Notes, 8.625% due 3/15/29(a)(a)	295,763

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 5.4% — (continued)
$90,000	BB+	Energy Transfer LP, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 5.694%)(c)(d)	$87,457
		EQM Midstream Partners LP, Senior Unsecured Notes:
27,000	BB-	7.500% due 6/1/27(a)	27,654
48,000	BB-	5.500% due 7/15/28	47,121
254,000	BB-	7.500% due 6/1/30(a)	270,237
310,000	BB-	6.500% due 7/15/48	315,104
745,000	B	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 8.250% due 1/15/29	758,005
550,000	BB-	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 9/1/28(a)	554,904
250,000	BB+	Hess Midstream Operations LP, Company Guaranteed Notes, 4.250% due 2/15/30(a)	227,874
		Howard Midstream Energy Partners LLC, Senior Unsecured Notes:
698,000	B+	6.750% due 1/15/27(a)	695,970
281,000	B+	8.875% due 7/15/28(a)	296,386
775,000	B-	ITT Holdings LLC, Senior Unsecured Notes, 6.500% due 8/1/29(a)	688,631
		NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes:
59,000	B+	8.125% due 2/15/29(a)	59,594
285,000	B+	8.375% due 2/15/32(a)	289,731
		NuStar Logistics LP, Company Guaranteed Notes:
40,000	BB-	5.750% due 10/1/25	39,668
238,000	BB-	6.375% due 10/1/30	238,893
110,000	BB-	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes, step bond to yield, 9.000% due 10/15/26(a)	108,953
170,000	BB-	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes, 6.000% due 12/31/30(a)	158,247
		Venture Global Calcasieu Pass LLC, Senior Secured Notes:
264,000	BB+	3.875% due 8/15/29(a)	237,176
310,000	BB+	6.250% due 1/15/30(a)	309,729
180,000	BB+	4.125% due 8/15/31(a)	158,115
110,000	BB+	3.875% due 11/1/33(a)	92,334
370,000	BB	Venture Global LNG Inc., Senior Secured Notes, 9.875% due 2/1/32(a)	389,782

		Total Pipelines	7,329,889

Private Equity — 0.4%
		HAT Holdings I LLC/HAT Holdings II LLC, Company Guaranteed Notes:
407,000	BB+	3.375% due 6/15/26(a)	381,159
180,000	BB+	8.000% due 6/15/27(a)	187,146

		Total Private Equity	568,305

Real Estate — 1.4%
		Cushman & Wakefield US Borrower LLC, Senior Secured Notes:
413,000	BB-	6.750% due 5/15/28(a)	407,195
416,000	BB-	8.875% due 9/1/31(a)	433,624
251,875	B-	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 10.500% due 1/15/28(a)	257,885
210,000	BB-	Greystar Real Estate Partners LLC, Senior Secured Notes, 7.750% due 9/1/30(a)	218,079
		Kennedy-Wilson Inc., Company Guaranteed Notes:
325,000	B+	4.750% due 3/1/29	263,586
305,000	B+	4.750% due 2/1/30	241,644

		Total Real Estate	1,822,013

Real Estate Investment Trusts (REITs) — 2.0%
803,000	B+	Apollo Commercial Real Estate Finance Inc., Senior Secured Notes, 4.625% due 6/15/29(a)	665,295
150,000	BB+	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 3.875% due 6/30/28(a)	135,806

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 2.0% — (continued)
		Diversified Healthcare Trust:
$150,000	B	Company Guaranteed Notes, 9.750% due 6/15/25	$149,481
70,000	CCC+	Senior Unsecured Notes, 4.750% due 2/15/28	55,784
290,000	NR	IIP Operating Partnership LP, Company Guaranteed Notes, 5.500% due 5/25/26	273,684
125,000	BB-	Iron Mountain Information Management Services Inc., Company Guaranteed Notes, 5.000% due 7/15/32(a)	111,927
		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes:
305,000	BB-	4.250% due 2/1/27(a)	281,116
130,000	BB-	4.750% due 6/15/29(a)	116,881
160,000	BB-	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 3.500% due 3/15/31	107,318
		Service Properties Trust:
466,000	BB	Company Guaranteed Notes, 5.500% due 12/15/27	439,142
60,000	BB	Senior Secured Notes, 8.625% due 11/15/31(a)	63,415
		Senior Unsecured Notes:
227,000	B+	3.950% due 1/15/28	192,268
205,000	B+	4.375% due 2/15/30	158,227

		Total Real Estate Investment Trusts (REITs)	2,750,344

Retail — 4.7%
70,000	BB+	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	69,586
		Bath & Body Works Inc., Company Guaranteed Notes:
20,000	BB	9.375% due 7/1/25(a)	20,871
350,000	BB	6.625% due 10/1/30(a)	352,255
90,000	BB	Beacon Roofing Supply Inc., Senior Secured Notes, 6.500% due 8/1/30(a)	90,571
245,000	BB-	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	242,836
524,000	B-	CEC Entertainment LLC, Senior Secured Notes, 6.750% due 5/1/26(a)	519,217
284,000	B	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.375% due 4/1/26(a)	281,811
		Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
390,000	CCC+	Company Guaranteed Notes, 6.750% due 1/15/30(a)	344,841
190,000	B	Senior Secured Notes, 4.625% due 1/15/29(a)	172,613
		FirstCash Inc.:
		Company Guaranteed Notes:
448,000	BB	4.625% due 9/1/28(a)	414,913
187,000	BB	5.625% due 1/1/30(a)	177,387
150,000	BB	Senior Unsecured Notes, 6.875% due 3/1/32(a)	148,734
200,000	BB	Foot Locker Inc., Senior Unsecured Notes, 4.000% due 10/1/29(a)	169,476
200,000	B+	Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Unsecured Notes, 8.750% due 1/15/32(a)	190,115
290,000	BB-	Ken Garff Automotive LLC, Senior Unsecured Notes, 4.875% due 9/15/28(a)	267,141
470,000	BB	Kohl's Corp., Senior Unsecured Notes, 4.625% due 5/1/31	370,684
610,000	CCC	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(a)	550,201
310,000	CCC+	Michaels Cos Inc. (The), Senior Secured Notes, 5.250% due 5/1/28(a)	241,072
		Murphy Oil USA Inc., Company Guaranteed Notes:
225,000	BB+	4.750% due 9/15/29	209,981
110,000	BB+	3.750% due 2/15/31(a)	94,072
97,000	B-	NMG Holding Co., Inc./Neiman Marcus Group LLC, Senior Secured Notes, 7.125% due 4/1/26(a)	95,228
495,000	CCC	Park River Holdings Inc., Senior Unsecured Notes, 6.750% due 8/1/29(a)	424,369
140,000	B	Raising Cane's Restaurants LLC, Senior Unsecured Notes, 9.375% due 5/1/29(a)	149,319
110,000	BB-	Sally Holdings LLC/Sally Capital Inc., Company Guaranteed Notes, 6.750% due 3/1/32	110,004
180,000	B3(b)	Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes, 8.500% due 11/28/25(a)	180,753

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Retail — 4.7% — (continued)
$225,000	B	Specialty Building Products Holdings LLC/SBP Finance Corp., Senior Secured Notes, 6.375% due 9/30/26(a)	$220,264
100,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(a)	89,911
90,000	BB-	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	81,551

		Total Retail	6,279,776

Semiconductors — 0.2%
320,000	BB-	Entegris Inc., Company Guaranteed Notes, 5.950% due 6/15/30(a)	314,143

Software — 1.8%
120,000	CCC	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	107,539
335,000	B-	Capstone Borrower Inc., Senior Secured Notes, 8.000% due 6/15/30(a)	346,561
450,000	B+	Central Parent Inc./CDK Global Inc., Senior Secured Notes, 7.250% due 6/15/29(a)	453,314
104,000	B+	Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., Senior Secured Notes, 8.000% due 6/15/29(a)	106,695
170,000	B+	Elastic NV, Senior Unsecured Notes, 4.125% due 7/15/29(a)	152,824
450,000	B	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, Senior Secured Notes, 4.625% due 5/1/28(a)	401,895
		Open Text Corp.:
		Company Guaranteed Notes:
20,000	BB-	3.875% due 2/15/28(a)	18,399
260,000	BB-	3.875% due 12/1/29(a)	230,019
200,000	BBB-	Senior Secured Notes, 6.900% due 12/1/27(a)	206,644
160,000	B+	Playtika Holding Corp., Company Guaranteed Notes, 4.250% due 3/15/29(a)	136,656
616,000	CCC-	Rackspace Technology Global Inc., Senior Secured Notes, 3.500% due 2/15/28(a)	253,471

		Total Software	2,414,017

Telecommunications — 3.3%
945,000	CCC	Altice France Holding SA, Senior Secured Notes, 10.500% due 5/15/27(a)	613,576
		Altice France SA, Senior Secured Notes:
250,000	B-	8.125% due 2/1/27(a)	230,028
250,000	B-	5.500% due 1/15/28(a)	204,247
710,000	B-	5.125% due 7/15/29(a)	536,967
246,000	B-	5.500% due 10/15/29(a)	186,572
465,000	B+	C&W Senior Financing DAC, Senior Unsecured Notes, 6.875% due 9/15/27(a)	438,753
170,000	CCC+	CommScope Inc., Senior Secured Notes, 4.750% due 9/1/29(a)	117,899
200,000	CCC-	CommScope Technologies LLC, Company Guaranteed Notes, 6.000% due 6/15/25(a)	163,196
277,000	B+	Connect Finco Sarl/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(a)	271,986
345,000	B+	Iliad Holding SASU, Senior Secured Notes, 7.000% due 10/15/28(a)	341,608
6,000	BB-	Sable International Finance Ltd., Senior Secured Notes, 5.750% due 9/7/27(a)	5,759
230,000	BBB-	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	277,956
140,000	B+	Telecom Italia Capital SA, Company Guaranteed Notes, 6.000% due 9/30/34	130,043
435,000	D	Telesat Canada/Telesat LLC, Senior Secured Notes, 4.875% due 6/1/27(a)	245,090
690,000	B-	Viasat Inc., Senior Unsecured Notes, 7.500% due 5/30/31(a)	488,175
260,000	BB-	Vmed O2 UK Financing I PLC, Senior Secured Notes, 4.750% due 7/15/31(a)	225,077

		Total Telecommunications	4,476,932

Transportation — 0.7%
496,000	BB	Cargo Aircraft Management Inc., Company Guaranteed Notes, 4.750% due 2/1/28(a)	438,648
320,000	CCC+	Carriage Purchaser Inc., Senior Unsecured Notes, 7.875% due 10/15/29(a)	277,195
50,000	BB+	RXO Inc., Company Guaranteed Notes, 7.500% due 11/15/27(a)	51,678
184,000	BB-	XPO CNW Inc., Senior Unsecured Notes, 6.700% due 5/1/34	190,604

		Total Transportation	958,125

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Trucking & Leasing — 0.3%
$375,000	BB+	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month Term SOFR + 4.562%) due 6/15/45(a)(c)	$372,408

		TOTAL CORPORATE BONDS & NOTES (Cost — $124,821,262)	120,003,037

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
280,000	BBB-	ARES XLIV CLO Ltd., Series 2017-44A, Class CR, 8.976% (3-Month Term SOFR + 3.662%) due 4/15/34(a)(c)	280,554
250,000	Baa3(b)	Battalion CLO XI Ltd., Series 2017-11A, Class DR, 9.230% (3-Month Term SOFR + 3.912%) due 4/24/34(a)(c)	245,815
280,000	Ba3(b)	Canyon Capital CLO Ltd., Series 2021-1A, Class E, 11.986% (3-Month Term SOFR + 6.672%) due 4/15/34(a)(c)	267,402
250,000	Baa3(b)	Dryden 49 Senior Loan Fund, Series 2017-49A, Class DR, 8.960% (3-Month Term SOFR + 3.662%) due 7/18/30(a)(c)	249,428
300,000	BBB-	ICG US CLO Ltd., Series 2022-1A, Class DJ, 11.048% (3-Month Term SOFR + 5.730%) due 7/20/35(a)(c)	299,724
360,000	BB-	Madison Park Funding XXXV Ltd., Series 2019-35A, Class ER, 11.679% (3-Month Term SOFR + 6.362%) due 4/20/32(a)(c)	360,441
250,000	Ba1(b)	Marble Point CLO XIV Ltd., Series 2018-2A, Class D, 9.109% (3-Month Term SOFR + 3.792%) due 1/20/32(a)(c)	242,579
280,000	Baa3(b)	Mountain View CLO IX Ltd., Series 2015-9A, Class CR, 8.696% (3-Month Term SOFR + 3.382%) due 7/15/31(a)(c)	267,911
250,000	BB-	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 11.499% (3-Month Term SOFR + 6.182%) due 10/21/30(a)(c)	251,244
250,000	BBB-	Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class D, 8.429% (3-Month Term SOFR + 3.112%) due 4/20/30(a)(c)	248,810
150,000	BBB-	Oaktree CLO Ltd., Series 2022-2A, Class DR, 9.814% (3-Month Term SOFR + 4.500%) due 7/15/33(a)(c)	150,401
280,000	Baa3(b)	Ocean Trails CLO IX, Series 2020-9A, Class DR, 9.326% (3-Month Term SOFR + 4.012%) due 10/15/34(a)(c)	277,278
210,000	BBB-	Ocean Trails CLO V, Series 2014-5A, Class DRR, 9.026% (3-Month Term SOFR + 3.712%) due 10/13/31(a)(c)	197,971
110,000	Baa3(b)	Palmer Square Loan Funding Ltd., Series 2022-3A, Class C, 10.714% (3-Month Term SOFR + 5.400%) due 4/15/31(a)(c)	110,120
230,000	BB-	Sculptor CLO XXVI Ltd., Series 26A, Class E, 12.829% (3-Month Term SOFR + 7.512%) due 7/20/34(a)(c)	222,658
160,000	BBB-	Symphony CLO 40 Ltd., Series 2023-40A, Class D, 10.344% (3-Month Term SOFR + 5.000%) due 1/14/34(a)(c)	161,561
250,000	Ba3(b)	Symphony CLO XX Ltd., Series 2018-20A, Class E, 11.866% (3-Month Term SOFR + 6.552%) due 1/16/32(a)(c)	234,857
300,000	BBB-	Trinitas CLO XXVI Ltd., Series 2023-26A, Class D, 9.818% (3-Month Term SOFR + 4.500%) due 1/20/35(a)(c)	301,611
350,000	BB-	Voya CLO Ltd., Series 2017-3A, Class DR, 12.529% (3-Month Term SOFR + 7.212%) due 4/20/34(a)(c)	343,929

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $4,740,504)	4,714,294

SENIOR LOANS — 2.2%
57,750	NR	Acrisure LLC, (Cost — $57,689, acquired 1/31/20), 8.941% (1-Month USD-LIBOR + 3.500%) due 2/15/27(c)(e)	57,764
360,705	NR	Arctic Canadian Diamond Co., Ltd., (Cost — $360,705, acquired 2/2/21), 10.000% (3-Month USD-LIBOR + 10.000%) due 12/31/24(c)(e)(f)(g)	326,077
109,725	NR	Clarios Global LP, (Cost — $110,082, acquired 1/12/24), 8.326% (1-Month CME Term SOFR + 3.000%) due 5/6/30(c)(e)	109,948
130,000	NR	Cotiviti Holdings Inc., (Cost — $129,350, acquired 2/22/24) due 2/24/31(e)(k)	129,675

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 2.2% — (continued)
$317,625	NR	DCert Buyer Inc., (Cost — $313,522, acquired 4/17/20), 9.326% (1-Month CME Term SOFR + 4.000%) due 10/16/26(c)(e)	$315,730
180,000	NR	DCert Buyer Inc., (Cost — $179,720, acquired 2/16/21), 12.326% (1-Month CME Term SOFR + 7.000%) due 2/19/29(c)(e)	164,764
80,000	NR	Deerfield Dakota Holding LLC, (Cost — $79,390, acquired 3/5/20), 12.360% (3-Month CME Term SOFR + 6.750%) due 4/7/28(c)(e)	79,650
260,550	NR	Equinox Holdings Inc., (Cost — $260,510, acquired 6/9/20), 14.610% (6-Month USD-LIBOR + 9.000%) due 3/8/24(c)(e)	258,433
57,846	NR	EyeCare Partners LLC, (Cost — $57,821, acquired 2/5/20), 9.324% (3-Month CME Term SOFR + 3.750%) due 2/18/27(c)(e)(g)	31,454
46,687	NR	Global Tel Link Corporation, (Cost — $46,139, acquired 8/16/19), 9.676% (3-Month CME Term SOFR + 4.250%) due 11/29/25(c)(e)	45,554
224,000	NR	Mileage Plus Holdings LLC, (Cost — $221,867, acquired 6/25/20), 10.770% (3-Month CME Term SOFR + 5.250%) due 6/21/27(c)(e)	231,026
31,418	NR	MRI Software LLC, (Cost — $30,886, acquired 3/20/23), 10.948% (3-Month CME Term SOFR + 5.500%) due 2/10/27(c)(e)	31,339
18,069	NR	MRI Software LLC, (Cost — $17,763, acquired 3/20/23), 10.948% (3-Month CME Term SOFR + 5.500%) due 2/10/27(c)(e)	18,024
148,199	NR	Peraton Corp., (Cost — $147,779, acquired 2/23/21), 9.176% (1-Month CME Term SOFR + 3.750%) due 2/1/28(c)(e)	148,539
162,198	NR	R.R. Donnelley & Sons Co., (Cost — $158,227, acquired 3/23/23), 12.676% (1-Month CME Term SOFR + 7.250%) due 3/22/28(c)(e)	163,288
109,461	NR	Redstone HoldCo 2 LP, (Cost — $108,814, acquired 4/16/21), 10.191% (1-Month CME Term SOFR + 4.750%) due 4/27/28(c)(e)	91,144
241,215	NR	Sedgwick Claims Management Services Inc., (Cost — $225,854, acquired 2/24/23), 9.076% (1-Month CME Term SOFR + 3.750%) due 2/24/28(c)(e)	241,846
68,042	NR	Spencer Spirit IH LLC, (Cost — $67,597, acquired 6/14/19), 11.430% (1-Month CME Term SOFR + 6.000%) due 6/19/26(c)(e)	67,943
80,000	NR	United AirLines Inc., (Cost — $79,600, acquired 2/15/24), 8.076% (3-Month CME Term SOFR + 2.750%) due 2/22/31(c)(e)	80,050
308,805	NR	Verscend Holding Corp., 9.441% (1-Month CME Term SOFR + 4.000%) due 8/27/25(c)	309,416

		TOTAL SENIOR LOANS (Cost — $2,958,065)	2,901,664

COMMON STOCKS — 0.2%

ENERGY — 0.2%

Oil & Gas — 0.2%
18,672		Berry Corp.	131,638
1,156		Chord Energy Corp.	187,792

		TOTAL COMMON STOCKS (Cost — $148,347)	319,430

CONVERTIBLE PREFERRED STOCKS — 0.2%

ENERGY — 0.2%

Pipelines — 0.2%
7,695		Equitrans Midstream Corp., 9.750% (3-Month USD-LIBOR + 8.150%)(c)(d)	167,366
3,253		MPLX LP, (Cost — $105,723, acquired 12/16/20), step bond to yield, 9.538%(d)(e)(f)	121,711

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $276,936)	289,077

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

SOVEREIGN BOND — 0.0%@

Argentina — 0.0%@
$100,000	CCC-	Provincia de Buenos Aires/Government Bonds, step bond to yield, 6.375% due 9/1/37(a) (Cost — $36,270)	$38,875

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $132,981,384)	128,266,377

SHORT-TERM INVESTMENTS — 4.7%

TIME DEPOSITS — 4.7%
1,450,121		Citibank — New York, 4.680% due 3/1/24	1,450,121
4,867,144		JPMorgan Chase & Co. — New York, 4.680% due 3/1/24	4,867,144
104		Sumitomo Mitsui Banking Corp. — Tokyo, 4.680% due 3/1/24	104

		TOTAL SHORT-TERM INVESTMENTS (Cost — $6,317,369)	6,317,369

		TOTAL INVESTMENTS — 100.0% (Cost — $139,298,753)	134,583,746

		Other Assets in Excess of Liabilities — 0.0%	15,596

		TOTAL NET ASSETS — 100.0%	$134,599,342

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor's Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to "qualified institutional buyers" pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 29, 2024, amounts to $106,972,733 and represents 79.5% of net assets.

(b)	Rating by Moody's Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at February 29, 2024.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	The aggregate value of restricted securities (excluding 144A holdings) at February 29, 2024, amounts to $2,713,959 and represents 2.0% of net assets.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Illiquid security.
(h)	Rating by Fitch Ratings Service.
(i)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(j)	Security is currently in default.
(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
#	Security that used significant unobservable inputs to determine fair value. At February 29, 2024, the Fund held Level 3 security in the amount of $0, representing 0.0% of net assets.

At February 29, 2024, for High Yield Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
High Yield Fund	$ 139,298,753	$2,982,482	$(7,697,489)	$(4,715,007)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
DAC	— Designated Activity Company
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	89.2%
Collateralized Mortgage Obligations	3.5
Senior Loans	2.2
Common Stocks	0.2
Convertible Preferred Stocks	0.2
Sovereign Bond	0.0 *
Short-Term Investments	4.7

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

See pages 264-265 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

MORTGAGE — BACKED SECURITIES — 29.4%

FHLMC — 3.4%
		Federal Home Loan Mortgage Corp. (FHLMC):
$28,693		3.500% due 10/1/39	$26,650
381,675		2.500% due 12/1/51	313,879
92,163		2.000% due 3/1/52	72,534
1,203,841		4.500% due 9/1/52 – 10/1/52	1,139,921
4,908,509		6.500% due 3/1/53 – 3/1/54	4,996,742

		TOTAL FHLMC	6,549,726

FNMA — 25.1%
		Federal National Mortgage Association (FNMA):
323,532		3.500% due 10/1/34 – 6/1/50	294,226
12,316		6.386% (1-Year CMT Index + 2.360%) due 11/1/34(a)	12,669
3,030,504		6.500% due 8/1/37 – 8/1/53	3,086,942
9,300,000		5.000% due 5/1/42(b)	9,019,372
420,421		3.000% due 10/1/49 5/1/51	363,641
87,962		4.000% due 6/1/50	81,660
444,212		2.000% due 3/1/52	350,252
6,463,689		4.500% due 5/1/52 – 5/1/53	6,116,137
8,054,889		6.000% due 4/1/53 – 7/1/53	8,094,473
588,334		5.500% due 9/1/53	581,975
5,850,000		4.000% due 3/1/54 – 4/1/54(b)	5,384,556
2,400,000		4.500% due 3/1/54(b)	2,269,550
9,700,000		6.500% due 3/1/54(b)	9,871,282
2,900,000		5.500% due 4/1/54(b)	2,867,581

		TOTAL FNMA	48,394,316

GNMA — 0.9%
		Government National Mortgage Association II (GNMA):
1,446		6.000% due 9/20/38	1,461
1,900,000		3.000% due 3/20/54(b)	1,666,938

		TOTAL GNMA	1,668,399

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $57,245,443)	56,612,441

SOVEREIGN BONDS — 28.8%

Argentina — 0.0%@
22,000	ARS	Provincia de Buenos Aires, 112.831% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 3.750%) due 4/12/25(a)(c)(d)	29

Australia — 0.0%@
		Australia Government Bonds:
100,000	AUD	2.500% due 5/21/30	60,061
50,000	AUD	1.750% due 6/21/51	18,515

		Total Australia	78,576

Brazil — 0.3%
3,300,000	BRL	Brazil Letras do Tesouro Nacional, zero coupon due 7/1/24	642,308

Canada — 0.8%
1,700,000	CAD	Canadian Government Bonds, 3.250% due 12/1/33	1,227,158
27,900,000	INR	Export Development Canada, 7.130% due 3/11/29(c)	336,570

		Total Canada	1,563,728

Chile — 0.1%
200,000		Chile Government International Bonds, 4.850% due 1/22/29	198,636

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

China — 4.4%
		China Government Bonds:
7,500,000	CNY	2.800% due 3/24/29	$1,067,640
7,100,000	CNY	3.290% due 5/23/29	1,037,165
6,300,000	CNY	2.800% due 3/25/30	897,808
6,000,000	CNY	2.600% due 9/15/30	848,363
14,200,000	CNY	2.690% due 8/15/32	2,018,208
13,700,000	CNY	2.800% due 11/15/32	1,962,520
4,090,000	CNY	3.190% due 4/15/53	651,372

		Total China	8,483,076

France — 2.6%
		French Republic Government Bonds OAT:
900,000	EUR	3.250% due 5/25/45	973,404
3,300,000	EUR	2.000% due 5/25/48(c)	2,817,596
1,650,000	EUR	0.750% due 5/25/52	964,394
500,000	EUR	0.500% due 5/25/72(c)	209,913

		Total France	4,965,307

Hungary — 0.1%
$200,000		Hungary Government International Bonds, 6.250% due 9/22/32(c)	206,640

Israel — 0.2%
2,000,000	ILS	Israel Government Bonds – Fixed, 1.000% due 3/31/30	476,019

Italy — 0.9%
400,000		Cassa Depositi e Prestiti SpA, 5.750% due 5/5/26(c)	396,518
		Italy Buoni Poliennali Del Tesoro:
600,000	EUR	zero coupon due 4/1/26	606,074
200,000	EUR	3.850% due 9/15/26	219,256
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	517,602

		Total Italy	1,739,450

Japan — 9.3%
		Japan Government Thirty Year Bonds:
210,000,000	JPY	1.700% due 9/20/44	1,457,265
280,000,000	JPY	1.400% due 9/20/45	1,829,615
152,000,000	JPY	0.500% due 9/20/46	813,461
98,000,000	JPY	0.700% due 12/20/48	533,391
360,000,000	JPY	0.500% due 3/20/49	1,853,735
125,000,000	JPY	0.700% due 6/20/51	656,644
210,000,000	JPY	0.700% due 12/20/51	1,096,773
		Japan Government Twenty Year Bonds:
181,000,000	JPY	1.200% due 9/20/35	1,253,846
200,000,000	JPY	1.000% due 12/20/35	1,353,466
20,000,000	JPY	0.400% due 3/20/36	125,940
170,000,000	JPY	1.500% due 9/20/43	1,147,420
		Japan Government Two Year Bonds:
160,000,000	JPY	0.005% due 3/1/24	1,067,271
180,000,000	JPY	0.005% due 4/1/24	1,200,817
80,000,000	JPY	0.005% due 5/1/24	533,747
160,000,000	JPY	0.005% due 10/1/24	1,067,420
110,000,000	JPY	0.100% due 1/1/26	732,818
158,755,590	JPY	Japanese Government CPI Linked Bonds, 0.100% due 3/10/28	1,113,508

		Total Japan	17,837,137

Malaysia — 1.4%
12,523,000	MYR	Malaysia Government Bonds, 3.519% due 4/20/28	2,631,690

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Peru — 0.1%
400,000	PEN	Peruvian Government International Bonds, 5.940% due 2/12/29(c)	$106,723

Poland — 0.3%
		Poland Government International Bonds:
200,000	EUR	3.875% due 2/14/33	221,855
$100,000		4.875% due 10/4/33	98,075
100,000	EUR	4.250% due 2/14/43	109,709
100,000		5.500% due 4/4/53	99,919

		Total Poland	529,558

Romania — 0.6%
		Romanian Government International Bonds:
600,000	EUR	6.625% due 9/27/29	694,634
200,000	EUR	1.750% due 7/13/30(c)	175,446
100,000	EUR	2.000% due 4/14/33(c)	81,277
50,000	EUR	2.750% due 4/14/41(c)	35,867
200,000	EUR	2.875% due 4/13/42(c)	144,089

		Total Romania	1,131,313

Saudi Arabia — 0.6%
		Saudi Government International Bonds:
400,000		4.750% due 1/18/28(c)	396,589
700,000		4.875% due 7/18/33(c)	686,152

		Total Saudi Arabia	1,082,741

Serbia — 0.1%
		Serbia International Bonds:
100,000	EUR	1.000% due 9/23/28(c)	91,128
100,000	EUR	1.650% due 3/3/33(c)	79,484

		Total Serbia	170,612

Singapore — 0.5%
		Singapore Government Bonds:
30,000	SGD	3.375% due 9/1/33	22,834
1,270,000	SGD	2.250% due 8/1/36	862,681

		Total Singapore	885,515

Spain — 4.4%
100,000	EUR	Autonomous Community of Catalonia, 4.220% due 4/26/35	108,650
		Spain Government Bonds:
1,400,000	EUR	2.800% due 5/31/26	1,504,079
400,000	EUR	1.450% due 10/31/27(c)	410,231
1,500,000	EUR	1.400% due 7/30/28(c)	1,520,142
450,000	EUR	1.450% due 4/30/29(c)	452,261
400,000	EUR	0.700% due 4/30/32(c)	358,091
2,100,000	EUR	2.550% due 10/31/32(c)	2,167,454
400,000	EUR	1.850% due 7/30/35(c)	371,101
500,000	EUR	1.900% due 10/31/52(c)	361,300
850,000	EUR	3.450% due 7/30/66(c)	832,370
800,000	EUR	1.450% due 10/31/71(c)	420,836

		Total Spain	8,506,515

United Kingdom — 2.1%
		United Kingdom Gilts:
1,350,000	GBP	3.250% due 1/22/44	1,420,484
700,000	GBP	3.500% due 1/22/45	760,269
500,000	GBP	1.750% due 1/22/49	371,132

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

United Kingdom — 2.1% — (continued)
1,400,000	GBP	0.625% due 10/22/50	$712,953
1,300,000	GBP	1.250% due 7/31/51	804,477

		Total United Kingdom	4,069,315

		TOTAL SOVEREIGN BONDS (Cost — $69,246,913)	55,304,888

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.0%
$201,800		ACAS CLO Ltd., Series 2015-1A, Class AR3, 6.450% (3-Month Term SOFR + 1.152%) due 10/18/28(a)(c)	201,797
321,020		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 6.335% (1-Month Term SOFR + 1.014%) due 8/25/35(a)	311,118
213,468	GBP	ALBA PLC, Series 2007-1, Class A3, 5.510% (Sterling Overnight Index Average + 0.289%) due 3/17/39(a)	263,186
246,076		AMMC CLO 21 Ltd., Series 2017-21A, Class A, 6.827% (3-Month Term SOFR + 1.512%) due 11/2/30(a)(c)	246,946
241,751		Apidos CLO XXVI, Series 2017-26A, Class A1AR, 6.460% (3-Month Term SOFR + 1.162%) due 7/18/29(a)(c)	241,930
400,000		Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, 6.775% (30-Day Average SOFR + 1.450%) due 1/15/37(a)(c)	398,962
359,067		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 5.915% (1-Month Term SOFR + 0.594%) due 5/25/35(a)	303,057
5,159		Banc of America Funding Trust, Series 2006-A, Class 1A1, 5.724% due 2/20/36(a)	4,765
140,754		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 5.885% (1-Month Term SOFR + 0.564%) due 3/25/37(a)(c)	138,544
400,000		BDS Ltd., Series 2021-FL10, Class A, 6.784% (1-Month Term SOFR + 1.464%) due 12/16/36(a)(c)	398,344
		Bear Stearns Adjustable Rate Mortgage Trust:
1,704		Series 2003-5, Class 1A2, 4.385% due 8/25/33(a)	1,602
2,058		Series 2003-7, Class 6A, 5.664% due 10/25/33(a)	1,927
7,506		Series 2004-2, Class 22A, 5.562% due 5/25/34(a)	6,931
1,471		Series 2004-2, Class 23A, 4.000% due 5/25/34(a)	1,244
30,532		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 5.011% due 1/26/36(a)	23,097
383,431		BIG Commercial Mortgage Trust, Series 2022-BIG, Class A, 6.660% (1-Month Term SOFR + 1.342%) due 2/15/39(a)(c)	379,095
104,837	EUR	BlueMountain Fuji Euro CLO II DAC, Series 2017-2A, Class AR, 4.592% (3-Month EURIBOR + 0.650%) due 7/15/30(a)(c)	113,010
300,000	EUR	BNPP AM Euro CLO DAC, Series 2019-1A, Class AR, 4.790% (3-Month EURIBOR + 0.820%) due 7/22/32(a)(c)	320,802
209,819	EUR	Cairn CLO VII DAC, Series 2016-7A, Class A1R, 4.582% (3-Month EURIBOR + 0.670%) due 1/31/30(a)(c)	225,813
249,765	EUR	Cairn CLO X DAC, Series 2018-10A, Class AR, 4.722% (3-Month EURIBOR + 0.780%) due 10/15/31(a)(c)	268,171
320,496		CARLYLE US CLO Ltd., Series 2017-1A, Class A1R, 6.579% (3-Month Term SOFR + 1.262%) due 4/20/31(a)(c)	320,626
304,697		CIFC Funding Ltd., Series 2017-4A, Class A1R, 6.530% (3-Month Term SOFR + 1.212%) due 10/24/30(a)(c)	304,977
		Countrywide Alternative Loan Trust:
3,388		Series 2005-21CB, Class A3, 5.250% due 6/25/35	2,542
16,796		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	7,961
33,091		Series 2007-11T1, Class A12, 5.785% (1-Month Term SOFR + 0.464%) due 5/25/37(a)	10,925
25,564		Series 2007-7T2, Class A9, 6.000% due 4/25/37	11,499
		Countrywide Asset-Backed Certificates:
261,901		Series 2007-9, Class 2A4, 5.685% (1-Month Term SOFR + 0.364%) due 2/25/36(a)	246,183
39,469		Series 2007-12, Class 1A1, 6.175% (1-Month Term SOFR + 0.854%) due 8/25/47(a)	37,602
293,769		Series 2007-13, Class 1A, 6.275% (1-Month Term SOFR + 0.954%) due 10/25/47(a)	280,576
7,018		Series 2007-SEA2, Class 1A1, 7.435% (1-Month Term SOFR + 2.114%) due 8/25/47(a)(c)	7,019

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.0% — (continued)
		Countrywide Home Loan Mortgage Pass-Through Trust:
$40,574		Series 2005-2, Class 1A1, 6.075% (1-Month Term SOFR + 0.754%) due 3/25/35(a)	$34,673
2,827		Series 2005-3, Class 2A1, 6.015% (1-Month Term SOFR + 0.694%) due 4/25/35(a)	2,560
40,698		Series 2005-9, Class 1A3, 5.895% (1-Month Term SOFR + 0.574%) due 5/25/35(a)	34,545
12,050		Series 2005-11, Class 3A1, 3.738% due 4/25/35(a)	8,214
6,751		Series 2005-HYB9, Class 3A2A, 7.884% (1-Year Term SOFR + 2.465%) due 2/20/36(a)	5,661
497,342		Series 2007-4, Class 1A47, 6.000% due 5/25/37	220,530
92,009		Series 2007-19, Class 2A1, 6.500% due 11/25/47	46,033
		Credit Suisse Commercial Mortgage Capital Trust:
34,301		Series 2007-5R, Class A5, 6.500% due 7/26/36	8,525
79,205		Series 2021-INV1, Class A3, 2.500% due 7/25/56(a)(c)	63,642
126,963		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 6.184% due 12/25/36	22,925
296,866	EUR	CVC Cordatus Loan Fund XI DAC, Series 11A, Class AR, 4.592% (3-Month EURIBOR + 0.650%) due 10/15/31(a)(c)	318,055
500,000	EUR	CVC Cordatus Opportunity Loan Fund DAC, Series 1A, Class A (3-Month EURIBOR + 1.380%) due 8/15/33(a)(c)	540,427
375,977		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 6.185% (1-Month Term SOFR + 0.864%) due 10/25/47(a)	266,677
297,695	EUR	Dryden 27 Euro CLO DAC, Series 2017-27A, Class AR, 4.602% (3-Month EURIBOR + 0.660%) due 4/15/33(a)(c)	318,193
374,555		Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 6.596% (3-Month Term SOFR + 1.282%) due 4/15/31(a)(c)	374,704
141,932		Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 6.556% (3-Month Term SOFR + 1.242%) due 4/15/28(a)(c)	142,011
242,052		Elevation CLO Ltd., Series 2017-8A, Class A1R2, 6.536% (3-Month Term SOFR + 1.212%) due 10/25/30(a)(c)	241,856
333,103		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 6.485% (1-Month Term SOFR + 1.164%) due 5/25/37(a)(c)	324,843
400,000		Elmwood CLO VII Ltd., Series 2020-4A, Class AR, 6.947% (3-Month Term SOFR + 1.630%) due 1/17/34(a)(c)	400,719
63,411	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 5.490% (3-Month GBP-LIBOR + 0.150%) due 6/15/44(a)	78,867
203,390	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 6.290% (Sterling Overnight Index Average + 1.069%) due 6/13/45(a)	256,274
366,133		Extended Stay America Trust, Series 2021-ESH, Class A, 6.512% (1-Month Term SOFR + 1.194%) due 7/15/38(a)(c)	365,926
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
6,977		Series 2391, Class FJ, 5.939% (30-Day Average SOFR + 0.614%) due 4/15/28(a)	6,962
18,944		Series 2614, Class SJ, 4.705% (19.348% - 2.750% x 30-Day Average SOFR) due 5/15/33(e)	19,639
67,568		Series 4579, Class FD, 5.559% (30-Day Average SOFR + 0.464%) due 1/15/38(a)	66,873
67,568		Series 4579, Class SD, 0.000% due 1/15/38(a)(f)	3,569
		Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Certificates:
10,352		Series T-35, Class A, 5.716% (30-Day Average SOFR + 0.394%) due 9/25/31(a)	10,451
16,551		Series T-62, Class 1A1, 6.281% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(a)	15,013
3,717		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	3,677
		Federal National Mortgage Association (FNMA), REMICS:
3,726		Series 2003-34, Class A1, 6.000% due 4/25/43	3,721
4,217		Series 2006-48, Class TF, 5.836% (30-Day Average SOFR + 0.514%) due 6/25/36(a)	4,160
45,986		Series 2009-104, Class FA, 6.236% (30-Day Average SOFR + 0.914%) due 12/25/39(a)	45,992
22,355		Federal National Mortgage Association (FNMA), REMIC Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	22,826
400,000		FORT CRE Issuer LLC, Series 2022-FL3, Class A, 7.172% (30-Day Average SOFR + 1.850%) due 2/23/39(a)(c)	394,467

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.0% — (continued)
$306,525		Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, 6.546% (3-Month Term SOFR + 1.232%) due 10/15/30(a)(c)	$306,671
477,708		Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 6.666% (3-Month Term SOFR + 1.352%) due 7/15/31(a)(c)	477,770
879,519		GCAT Trust, Series 2023-NQM4, Class A1, 4.250% due 5/25/67(a)(c)	815,803
10,521		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 4.261% due 11/19/35(a)	8,724
		Government National Mortgage Association (GNMA):
187,744		Series 2016-H15, Class FA, 6.263% (1-Month Term SOFR + 0.914%) due 7/20/66(a)	187,012
3,989		Series 2017-121, Class PE, 3.000% due 7/20/46	3,770
797,429		GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A4, 2.500% due 9/25/52(a)(c)	640,743
		GS Mortgage-Backed Securities Trust:
82,487		Series 2021-GR3, Class A2, 2.500% due 4/25/52(a)(c)	66,154
82,167		Series 2021-INV1, Class A2, 2.500% due 12/25/51(a)(c)	66,022
		GSR Mortgage Loan Trust:
1,402		Series 2003-1, Class A2, 6.780% (1-Year CMT Index + 1.750%) due 3/25/33(a)	1,379
30,809		Series 2005-AR7, Class 2A1, 4.695% due 11/25/35(a)	29,152
400,000		HalseyPoint CLO 3 Ltd., Series 2020-3A, Class A1A, 7.029% (3-Month Term SOFR + 1.712%) due 11/30/32(a)(c)	400,400
		Harborview Mortgage Loan Trust:
9,598		Series 2005-2, Class 2A1A, 5.874% (1-Month Term SOFR + 0.554%) due 5/19/35(a)	8,623
15,548		Series 2005-3, Class 2A1A, 5.914% (1-Month Term SOFR + 0.594%) due 6/19/35(a)	14,628
45,559		Series 2006-SB1, Class A1A, 5.931% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(a)	38,081
60,964		Series 2007-1, Class 2A1A, 5.694% (1-Month Term SOFR + 0.374%) due 3/19/37(a)	53,666
198,474	EUR	Harvest CLO XI DAC, Series 2011-A, Class ARR, 4.566% (3-Month EURIBOR + 0.650%) due 6/26/30(a)(c)	213,500
500,000	EUR	Hayfin Emerald CLO XII DAC, Series 12-A, Class A, 5.662% (3-Month EURIBOR + 1.740%) due 1/25/37(a)(c)	543,770
		JPMorgan Mortgage Trust:
1,935		Series 2003-A2, Class 3A1, 4.785% due 11/25/33(a)	1,787
436		Series 2005-A1, Class 6T1, 5.318% due 2/25/35(a)	397
331,809		Series 2021-10, Class A3, 2.500% due 12/25/51(a)(c)	266,199
976,994		Series 2021-INV4, Class A2, 3.000% due 1/25/52(a)(c)	818,136
825,814		Series 2021-INV8, Class A2, 3.000% due 5/25/52(a)(c)	688,426
608,126		Series 2022-INV1, Class A3, 3.000% due 3/25/52(a)(c)	509,245
813,794		Series 2022-LTV2, Class A3, 3.500% due 9/25/52(a)(c)	707,913
2,872		LCM XIII LP, Series 13A, Class AR3, 6.441% (3-Month Term SOFR + 1.132%) due 7/19/27(a)(c)	2,873
303,143	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 5.483% (3-Month GBP-LIBOR + 0.160%) due 1/1/61(a)	370,766
300,000		Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.130% due 9/10/39(c)	265,898
133,647		Marble Point CLO X Ltd., Series 2017-1A, Class AR, 6.616% (3-Month Term SOFR + 1.302%) due 10/15/30(a)(c)	133,710
2,148		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 5.857% due 2/25/33(a)	1,951
41,022		MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 6.282% (1-Month Term SOFR + 0.964%) due 7/15/36(a)(c)	40,883
		MFA Trust:
130,163		Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(c)	120,771
482,349		Series 2023-NQM4, Class A1, step bond to yield, 6.105% due 12/25/68(c)	484,037
900,000		Neuberger Berman Loan Advisers NBLA CLO 53 Ltd., Series 2023-53A, Class A, 6.929% (3-Month Term SOFR + 1.590%) due 10/24/32(a)(c)	906,496
		New Residential Mortgage Loan Trust:
163,624		Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(c)	154,336
172,455		Series 2020-RPL1, Class A1, 2.750% due 11/25/59(a)(c)	161,394
390,247	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 5.509% (3-Month GBP-LIBOR + 0.160%) due 12/1/50(a)	479,234

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.0% — (continued)
$400,000		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 5.975% (1-Month Term SOFR + 0.654%) due 5/25/36(a)	$374,490
400,000		NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 6.527% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(c)	383,878
1,100,000		OBX Trust, Series 2024-HYB1, Class A1, 3.520% due 3/25/53(a)(c)	1,046,256
300,000		One New York Plaza Trust, Series 2020-1NYP, Class A, 6.382% (1-Month Term SOFR + 1.064%) due 1/15/36(a)(c)	292,085
54,010		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 5.575% (1-Month Term SOFR + 0.254%) due 3/25/37(a)	47,582
467,164		OZLM IX Ltd., Series 2014-9A, Class A1A3, 6.679% (3-Month Term SOFR + 1.362%) due 10/20/31(a)(c)	467,937
500,000	EUR	Palmer Square European Loan Funding DAC, Series 2023-3A, Class A, 5.494% (3-Month EURIBOR + 1.500%) due 5/15/33(a)(c)	541,197
276,629		PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 1.843% due 9/25/51(c)	264,282
481,785		PRKCM Trust, Series 2023-AFC4, Class A1, step bond to yield, 7.225% due 11/25/58(c)	493,434
491,586		PRPM Trust, Series 2023-NQM3, Class A1, step bond to yield, 6.221% due 11/25/68(c)	493,129
		RALI Trust:
73,168		Series 2006-QS6, Class 1A1, 6.000% due 6/25/36	55,259
40,937		Series 2007-QO2, Class A1, 5.585% (1-Month Term SOFR + 0.264%) due 2/25/47(a)	14,163
		Residential Asset Securitization Trust:
13,320		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	4,829
36,740		Series 2006-R1, Class A2, 5.835% (1-Month Term SOFR + 0.514%) due 1/25/46(a)	10,567
107,032	GBP	Residential Mortgage Securities 32 PLC, Series 32A, Class A, 6.471% (Sterling Overnight Index Average + 1.250%) due 6/20/70(a)(c)	135,421
148,395	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 5.500% (Sterling Overnight Index Average + 0.279%) due 12/15/43(a)	182,692
786,541	GBP	Ripon Mortgages PLC, Series 1RA, Class A, 5.921% (Sterling Overnight Index Average + 0.700%) due 8/28/56(a)(c)	992,607
		RMAC Securities No 1 PLC:
283,622	GBP	Series 2006-NS3X, Class A2A, 5.490% (Sterling Overnight Index Average + 0.269%) due 6/12/44(a)	348,957
146,843	GBP	Series 2006-NS1X, Class A2A, 5.490% (Sterling Overnight Index Average + 0.269%) due 6/12/44(a)	181,288
295,017	EUR	Shamrock Residential DAC, Series 2022-1, Class A, 4.714% (1-Month EURIBOR + 0.850%) due 1/24/61(a)	318,834
701,820		Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, 6.696% (3-Month Term SOFR + 1.372%) due 4/25/31(a)(c)	704,187
252,827		Sound Point CLO XVII, Series 2017-3A, Class A1R, 6.559% (3-Month Term SOFR + 1.242%) due 10/20/30(a)(c)	253,414
962,024		Soundview Home Loan Trust, Series 2006-3, Class A4, 5.935% (1-Month Term SOFR + 0.614%) due 11/25/36(a)	908,884
		Structured Adjustable Rate Mortgage Loan Trust:
1,809		Series 2004-1, Class 4A1, 6.912% due 2/25/34(a)	1,696
1,611		Series 2004-4, Class 3A2, 6.717% due 4/25/34(a)	1,596
21,994		Series 2004-19, Class 2A1, 6.481% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(a)	18,774
		Structured Asset Mortgage Investments II Trust:
22,144		Series 2005-AR2, Class 2A1, 5.895% (1-Month Term SOFR + 0.574%) due 5/25/45(a)	19,643
22,053		Series 2005-AR8, Class A1A, 5.995% (1-Month Term SOFR + 0.674%) due 2/25/36(a)	17,903
17,226		Series 2006-AR5, Class 1A1, 5.855% (1-Month Term SOFR + 0.534%) due 5/25/36(a)	11,416
94,204		Series 2007-AR4, Class A3, 5.875% (1-Month Term SOFR + 0.554%) due 9/25/47(a)	80,225
53,691		Series 2007-AR6, Class A1, 6.581% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(a)	42,786
44,766		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 5.715% (1-Month Term SOFR + 0.394%) due 1/25/36(a)(c)	36,673
900,000		Symphony CLO 39 Ltd., Series 2023-39A, Class A, 7.002% (3-Month Term SOFR + 1.590%) due 4/25/34(a)(c)	900,448
400,000		THL Credit Wind River CLO Ltd., Series 2019-3A, Class AR, 6.656% (3-Month Term SOFR + 1.342%) due 7/15/31(a)(c)	400,222

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.0% — (continued)
299,058	GBP	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 6.571% (Sterling Overnight Index Average + 1.350%) due 7/20/45(a)(c)	$378,418
186,879	GBP	Towd Point Mortgage Funding Auburn 14 PLC, Series 2020-A14X, Class A, 6.571% (Sterling Overnight Index Average + 1.350%) due 5/20/45(a)	237,065
		Towd Point Mortgage Trust:
$529,407		Series 2019-4, Class A1, 2.900% due 10/25/59(a)(c)	496,054
134,079		Series 2020-1, Class A1, 2.710% due 1/25/60(a)(c)	125,766
106,768	GBP	Trinity Square PLC, Series 2021-1A, Class A, 6.071% (Sterling Overnight Index Average + 0.850%) due 7/15/59(a)(c)	134,946
62,090		US Capital Funding II Ltd./US Capital Funding II Corp., 6.580% (3-Month USD-LIBOR + 0.750%) due 8/1/34(a)(c)	62,090
87,431		UWM Mortgage Trust, Series 2021-INV5, Class A12, 3.000% due 1/25/52(a)(c)	73,215
400,000		Venture 38 CLO Ltd., Series 2019-38A, Class A1R, 6.739% (3-Month Term SOFR + 1.422%) due 7/30/32(a)(c)	400,832
14,940		Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 6.456% (3-Month Term SOFR + 1.142%) due 4/15/27(a)(c)	14,967
41,088		Vibrant CLO VI Ltd., Series 2017-6A, Class AR, 6.582% (3-Month Term SOFR + 1.212%) due 6/20/29(a)(c)	41,102
153,489		Vibrant CLO VII Ltd., Series 2017-7A, Class A1R, 6.619% (3-Month Term SOFR + 1.302%) due 9/15/30(a)(c)	153,565
227,991		Voya CLO Ltd., Series 2017-1A, Class A1R, 6.528% (3-Month Term SOFR + 1.212%) due 4/17/30(a)(c)	228,182
		WaMu Mortgage Pass-Through Certificates Trust:
3,878		Series 2002-AR9, Class 1A, 6.481% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(a)	3,632
1,098		Series 2003-AR5, Class A7, 4.830% due 6/25/33(a)	1,078
40,900		Series 2003-AR9, Class 2A, 5.882% due 9/25/33(a)	36,704
103,696		Series 2004-AR1, Class A, 5.676% due 3/25/34(a)	100,626
12,761		Series 2005-AR13, Class A1A1, 6.015% (1-Month Term SOFR + 0.694%) due 10/25/45(a)	12,181
20,500		Series 2006-AR10, Class 2A1, 4.176% due 9/25/36(a)	17,229
32,219		Series 2006-AR13, Class 2A, 6.581% (1-Year Treasury Average Rate + 1.500%) due 10/25/46(a)	28,671
15,101		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR5, Class 3A, 6.021% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(a)	9,094
40,250		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 5.369% due 12/25/32(a)	38,947
322,558		Wind River CLO Ltd., Series 2014-1A, Class ARR, 6.610% (3-Month Term SOFR + 1.312%) due 7/18/31(a)(c)	322,429

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $34,822,726)	32,707,328

CORPORATE BONDS & NOTES — 10.2%

Belgium — 0.1%
200,000		KBC Group NV, Senior Unsecured Notes, 5.796% (1-Year CMT Index + 2.100%) due 1/19/29(a)(c)	201,198

Canada — 0.3%
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28	101,425
500,000		Royal Bank of Canada, Covered Notes, 4.851% due 12/14/26(c)	499,218

		Total Canada	600,643

Cayman Islands — 0.1%
200,000		Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	195,318

Denmark — 3.1%
500,000		Danske Bank AS, Senior Non-Preferred Notes, 5.705% (1-Year CMT Index + 1.400%) due 3/1/30(a)(c)	501,039
		Jyske Realkredit AS, Covered Notes:
2,400,000	DKK	1.000% due 4/1/24	347,259
5,875,121	DKK	1.000% due 10/1/50	642,890

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Denmark — 3.1% — (continued)
470,913	DKK	1.500% due 10/1/53	$54,491
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
9,400,000	DKK	1.000% due 4/1/24	1,359,714
9,098,714	DKK	1.000% due 10/1/50	967,710
188,114	DKK	1.500% due 10/1/53	21,737
3,071,352	DKK	Nykredit Realkredit AS, Covered Notes, 1.000% due 10/1/50	341,553
		Realkredit Danmark AS, Covered Notes:
2,200,000	DKK	1.000% due 4/1/24	318,329
4,000,000	DKK	1.000% due 1/1/25	567,729
4,100,000	DKK	1.000% due 4/1/25	578,359
1,203,280	DKK	1.000% due 10/1/50	133,783
793,370	DKK	1.500% due 10/1/53	87,323

		Total Denmark	5,921,916

France — 0.5%
$400,000		BPCE SA, Senior Non-Preferred Notes, 6.612% (SOFR + 1.980%) due 10/19/27(a)(c)	407,998
		Societe Generale SA, Senior Non-Preferred Notes:
300,000		2.889% (1-Year CMT Index + 1.300%) due 6/9/32(a)(c)	243,245
400,000		3.337% (1-Year CMT Index + 1.600%) due 1/21/33(a)(c)	330,392

		Total France	981,635

Germany — 0.8%
		Deutsche Bank AG, Senior Non-Preferred Notes:
100,000	GBP	2.625% due 12/16/24	123,240
100,000	EUR	1.000% (1.600% - 3-Month EURIBOR) due 11/19/25(e)	105,658
350,000		3.961% (SOFR + 2.581%) due 11/26/25(a)	344,336
300,000	EUR	2.625% due 2/12/26	315,713
200,000	EUR	1.625% due 1/20/27	201,916
400,000		2.552% (SOFR + 1.318%) due 1/7/28(a)	364,702
200,000	EUR	1.750% (2.050% - 3-Month EURIBOR) due 11/19/30(e)	187,062

		Total Germany	1,642,627

Italy — 0.2%
		Banca Monte dei Paschi di Siena SpA:
100,000	EUR	Senior Preferred Notes, 2.625% due 4/28/25	105,605
100,000	EUR	Covered Notes, 0.875% due 10/8/26	100,107
100,000	EUR	Nexi SpA, Senior Unsecured Notes, 2.125% due 4/30/29	95,826

		Total Italy	301,538

Japan — 0.2%
200,000		Nomura Holdings Inc., Senior Unsecured Notes, 2.329% due 1/22/27	183,489
200,000		Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 5.200% due 3/7/29(c)	200,471

		Total Japan	383,960

Luxembourg — 0.0%@
100,000	EUR	CPI Property Group SA, Senior Unsecured Notes, 1.500% due 1/27/31	68,596

Netherlands — 0.2%
400,000		ABN AMRO Bank NV, Senior Non-Preferred Notes, 6.575% (1-Year CMT Index + 1.550%) due 10/13/26(a)(c)	403,790

Qatar — 0.1%
200,000		QatarEnergy, Senior Unsecured Notes, 2.250% due 7/12/31(c)	166,546

Switzerland — 0.9%
		UBS Group AG, Senior Unsecured Notes:
250,000		4.282% due 1/9/28(c)	239,914
250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(c)	234,935
250,000	EUR	7.750% (1-Year EURIBOR Ice Swap Rate + 4.950%) due 3/1/29(a)	306,623

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Switzerland — 0.9% — (continued)
300,000	GBP	2.125% (1-Year United Kingdom Gilt + 1.550%) due 11/15/29(a)	$330,412
$600,000		6.537% (SOFR + 3.920%) due 8/12/33(a)(c)	626,234

		Total Switzerland	1,738,118

United Kingdom — 1.7%
		Barclays PLC, Senior Unsecured Notes:
800,000		6.496% (SOFR + 1.880%) due 9/13/27(a)	814,427
400,000	EUR	4.918% (EUR Swap Rate + 1.750%) due 8/8/30(a)	446,333
200,000		HSBC Holdings PLC, Senior Unsecured Notes, 4.041% (3-Month Term SOFR + 1.808%) due 3/13/28(a)	191,711
100,000	GBP	John Lewis PLC, Senior Unsecured Notes, 6.125% due 1/21/25	125,965
300,000		Nationwide Building Society, Senior Non-Preferred Notes, 2.972% (SOFR + 1.290%) due 2/16/28(a)(c)	277,575
500,000		Santander UK Group Holdings PLC, Senior Unsecured Notes, 6.534% (SOFR + 2.600%) due 1/10/29(a)	512,682
900,000		Standard Chartered PLC, Senior Unsecured Notes, 6.750% (1-Year CMT Index + 1.850%) due 2/8/28(a)(c)	922,062

		Total United Kingdom	3,290,755

United States — 2.0%
		Bank of America Corp., Senior Unsecured Notes:
500,000		5.202% (SOFR + 1.630%) due 4/25/29(a)	497,363
700,000		1.898% (SOFR + 1.530%) due 7/23/31(a)	567,984
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
100,000	GBP	2.748% due 6/14/24	125,237
100,000	EUR	4.642% (3-Month EURIBOR + 0.700%) due 12/1/24(a)	108,484
200,000		5.125% due 6/16/25	197,999
150,000		GA Global Funding Trust, Secured Notes, 2.250% due 1/6/27(c)	136,416
400,000		Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 6.484% (SOFR + 1.770%) due 10/24/29(a)	419,015
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 5/25/49*(d)(g)	1,625
		Pacific Gas & Electric Co., 1st Mortgage Notes:
100,000		3.450% due 7/1/25	97,159
200,000		4.400% due 3/1/32	181,919
200,000		PacifiCorp, 1st Mortgage Notes, 5.300% due 2/15/31	197,860
		Philip Morris International Inc., Senior Unsecured Notes:
200,000		4.875% due 2/13/29	197,161
200,000		5.250% due 2/13/34	195,633
100,000		Principal Life Global Funding II, Secured Notes, 1.375% due 1/10/25(c)	96,781
		Wells Fargo & Co., Senior Unsecured Notes:
200,000		3.908% (SOFR + 1.320%) due 4/25/26(a)	196,172
600,000		4.808% (SOFR + 1.980%) due 7/25/28(a)	589,941
		Total United States	3,806,749

		TOTAL CORPORATE BONDS & NOTES (Cost — $21,063,273)	19,703,389

U.S. GOVERNMENT OBLIGATIONS — 8.5%
		U.S. Treasury Bonds:
200,000		1.375% due 11/15/40	127,019
1,100,000		1.875% due 2/15/41(h)	757,969
1,400,000		4.750% due 11/15/43	1,440,141
1,500,000		4.750% due 11/15/53	1,593,670
325,466		U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/25	325,564
		U.S. Treasury Inflation Indexed Notes:
1,942,620		0.250% due 1/15/25	1,908,725
1,306,305		0.125% due 4/15/25	1,273,874

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

U.S. GOVERNMENT OBLIGATIONS — 8.5% — (continued)
$1,243,570		0.500% due 1/15/28(i)	$1,176,086
1,030,041		0.125% due 7/15/31	908,467
1,327,896		0.125% due 1/15/32	1,156,185
105,575		0.625% due 7/15/32	95,478
1,441,692		1.125% due 1/15/33	1,348,912
		U.S. Treasury Notes:
600,000		2.875% due 4/30/25(j)	586,031
200,000		4.000% due 2/29/28	197,461
3,400,000		4.500% due 11/15/33	3,462,422

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $17,165,169)	16,358,004

ASSET-BACKED SECURITIES — 0.4%

Automobiles — 0.2%
400,000		Toyota Auto Loan Extended Notes Trust, Series 2019-1A, Class A, 2.560% due 11/25/31(c)	397,260

Student Loans — 0.2%
27,239		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 6.573% (90-Day Average SOFR + 1.212%) due 4/25/38(a)	27,170
276,089		SMB Private Education Loan Trust, Series 2022-B, Class A1B, 6.775% (30-Day Average SOFR + 1.450%) due 2/16/55(a)(c)	277,518

		Total Student Loans	304,688

		TOTAL ASSET-BACKED SECURITIES (Cost — $703,290)	701,948

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $200,246,814)	181,387,998

SHORT-TERM INVESTMENTS — 19.9%

COMMERCIAL PAPERS — 1.8%
750,000		AT&T Inc., 6.032% due 3/19/24(c)(k)	747,862
		Dominion Energy Inc.:
600,000		5.561% due 3/8/24(c)(k)	599,354
300,000		5.644% due 3/21/24(c)(k)	299,067
450,000		Entergy Corp., 5.680% due 5/2/24(c)(k)	445,660
500,000		Keurig Dr Pepper Inc., 5.656% due 3/28/24(c)(k)	497,900
800,000		VW Credit Inc., 5.592% due 3/6/24(c)(k)	799,382

		TOTAL COMMERCIAL PAPERS (Cost — $3,389,225)	3,389,225

REPURCHASE AGREEMENT — 3.5%
6,700,000

Citigroup Global Markets Inc. repurchase agreement dated 2/29/24, 5.360% due 3/1/24, Proceeds at maturity — $6,700,998; (Fully collateralized by U.S. Treasury Bonds, 0.875%% due 9/30/26; Market Valued — $6,863,833)

		(Cost — $6,700,000)	6,700,000

SOVEREIGN BONDS — 10.9%

Japan — 10.9%
		Japan Treasury Discount Bills:
210,000,000	JPY	(0.174)% due 3/18/24(k)	1,401,449
920,000,000	JPY	(0.198)% due 4/8/24(k)	6,139,806
710,000,000	JPY	(0.230)% due 4/15/24(k)	4,738,699
390,000,000	JPY	(0.155)% due 5/13/24(k)	2,602,556
920,000,000	JPY	(0.119)% due 6/3/24(k)	6,138,775

		TOTAL SOVEREIGN BONDS (Cost — $21,458,360)	21,021,285

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

TIME DEPOSITS — 3.5%
68,740	NZD	ANZ National Bank — Hong Kong, 3.250% due 3/1/24	$41,849
		BBH — New York:
587,934	DKK	2.500% due 3/1/24	85,253
4,941	SEK	2.700% due 3/1/24	477
3,286	NOK	3.320% due 3/1/24	309
120,366	CAD	3.830% due 3/1/24	88,690
161,377	GBP	4.150% due 3/1/24	203,722
		BNP Paribas — Paris:
1,370	CHF	0.520% due 3/1/24	1,550
243,920	AUD	3.100% due 3/1/24	158,536
1,572	ZAR	6.430% due 3/1/24	82
106,346	EUR	Citibank — London, 2.820% due 3/1/24	114,938
$5,215,911		Citibank — New York, 4.680% due 3/1/24	5,215,911
452	HKD	HSBC Bank — Hong Kong, 3.000% due 3/1/24	58
58,526	SGD	HSBC Bank — Singapore, 2.560% due 3/1/24	43,496
784,862		JPMorgan Chase & Co. — New York, 4.680% due 3/1/24	784,862
10,289,054	JPY	Sumitomo Mitsui Banking Corp. — Tokyo, (0.420)% due 3/1/24	68,633

		TOTAL TIME DEPOSITS (Cost — $6,808,366)	6,808,366

U.S. GOVERNMENT OBLIGATION — 0.2%
300,000		U.S. Treasury Bills, 5.267% due 5/21/24(k) (Cost — $296,505)	296,505

		TOTAL SHORT-TERM INVESTMENTS (Cost — $38,652,456)	38,215,381

		TOTAL INVESTMENTS IN SECURITIES (Cost — $238,899,270)	219,603,379

		TOTAL INVESTMENTS IN PURCHASED OPTIONS — 0.0% (Cost — $102,842)	126,952

		TOTAL INVESTMENTS — 114.2% (Cost — $239,002,112)	219,730,331

		Liabilities in Excess of Other Assets — (14.2)%	(27,383,217)

		TOTAL NET ASSETS — 100.0%	$192,347,114

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at February 29, 2024.
(b)	This security is traded on a TBA basis (see Note 1).
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 29, 2024, amounts to $47,888,389 and represents 24.9% of net assets.

(d)	Illiquid security.
(e)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of February 29, 2024.
(f)	Interest only security.
(g)	Security is currently in default.
(h)	All or a portion of this security is held at the broker as collateral for open OTC swap contracts.
(i)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(k)	Rate shown represents yield-to-maturity.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 29, 2024, for International Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
International Fixed Income Fund	$ 239,002,112	$9,659,510	$(26,105,929)	$(16,446,419)

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
CPI	— Consumer Price Index
DAC	— Designated Activity Company
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
OAT	— Obligations assimilables du Trésor
PAM	— Paid at Maturity
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Mortgage-Backed Securities	25.8%
Sovereign Bonds	25.2
Collateralized Mortgage Obligations	14.9
Corporate Bonds & Notes	9.0
U.S. Government Obligations	7.4
Asset-Backed Securities	0.3
Purchased Options	0.0 *
Short-Term Investments	17.4

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

At February 29, 2024, International Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
4,800,000	$268,937	OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	BCLY	3/26/24	5.500%	$109
3,500,000	196,100	OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	BOA	7/15/24	4.750%	7,244
16,300,000	913,266	OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	DUB	7/10/24	4.750%	34,158
9,900,000	554,683	OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	3/26/24	5.500%	226
11,400,000	638,726	OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	JPM	3/26/24	5.500%	260

		Total Interest Rate Swaptions				$41,997

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Option on Futures

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
200,000	194,000,000	EUR	OTC French Republic Government Bonds OAT Futures, Put(a)	BNP	5/23/25	EUR	97.00	$84,955

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $102,842)					$126,952

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At February 29, 2024, International Fixed Income Fund held the following Options Contracts Written:

Currency Options

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price		Value
277,000	$ 277,000	OTC U.S. Dollar versus New Taiwan Dollar, Put	GSC	3/4/24	TWD	31.00	$1
601,000	601,000	OTC U.S. Dollar versus New Taiwan Dollar, Put	JPM	3/1/24	TWD	31.00	—

							$1

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,500,000	79,937	GBP	OTC 1-Year Swaption, 3-Month GBP-LIBOR, Call	JPM	12/16/24	0.820%	$348
600,000	$33,617		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	DUB	4/8/24	2.790%	3
700,000	39,220		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	4/2/24	2.697%	2
200,000	11,206		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	4/8/24	2.721%	1
3,500,000	196,100		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	BOA	7/15/24	5.250%	1,825
600,000	33,617		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	DUB	4/8/24	2.790%	12,426
16,300,000	913,266		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	DUB	7/10/24	5.250%	8,391
700,000	39,220		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	4/2/24	2.697%	15,255
200,000	11,206		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	4/8/24	2.721%	4,274
1,300,000	51,246	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Call	BCLY	3/20/24	2.560%	1,225
1,300,000	51,246	EUR	OTC 5-Year Swaption, 3-Month EURIBOR, Put	BCLY	3/20/24	2.900%	2,845
500,000	19,710	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Call	BNP	3/1/24	2.420%	—
500,000	19,710	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put	BNP	3/1/24	2.750%	498
2,200,000	123,263		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	GSC	3/21/24	3.700%	7,970
1,000,000	56,029		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	GSC	3/22/24	3.725%	4,416
500,000	28,014		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	JPM	3/1/24	3.300%	—
1,100,000	61,631		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	JPM	3/28/24	3.700%	5,128
2,200,000	123,263		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	GSC	3/21/24	4.150%	3,734
1,000,000	56,029		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	GSC	3/22/24	4.175%	1,583
500,000	28,014		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	JPM	3/1/24	3.700%	6,730
1,100,000	61,631		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	JPM	3/28/24	4.100%	3,244
200,000	7,884	EUR	OTC 25-Year Swaption, 3-Month EURIBOR, Put	BNP	5/23/25	0.451%	76,303

			Total Interest Rate Swaptions				$156,201

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $130,895)				$156,202

†	Amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 29, 2024, International Fixed Income Fund held the following Forward Sale Commitments:

Face Amounts†	Security	Value
	Federal National Mortgage Association (FNMA):
$2,100,000	2.000% due 3/1/39(a)	$1,851,285
400,000	6.000% due 3/1/54(a)	401,693
17,250,000	2.000% due 4/1/54(a)	13,570,184
2,000,000	3.000% due 4/1/54(a)	1,713,109
8,200,000	6.000% due 4/1/54(a)	8,232,783

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $25,932,781)	$25,769,054

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).

At February 29, 2024, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month SOFR Futures	3	3/24	$723,750	$709,856	$(13,894)
3-Month SOFR Futures	119	6/24	28,223,916	28,168,788	(55,128)
3-Month SOFR Futures	42	12/24	10,009,716	9,994,425	(15,291)
3-Month SOFR Futures	44	9/25	10,580,168	10,562,200	(17,968)
3-Month SOFR Futures	105	12/25	25,278,547	25,249,875	(28,672)
Australian Government 3-Year Bond Futures	54	3/24	3,711,938	3,736,963	25,025
Canada Government 10-Year Bond Futures	63	6/24	5,556,040	5,564,462	8,422
Euro-Bobl Futures	31	3/24	3,931,626	3,893,928	(37,698)
Euro-BTP Futures	99	3/24	12,283,000	12,606,646	323,646
Euro-BTP Futures	39	6/24	4,924,189	4,951,501	27,312
Euro-Bund Futures	23	6/24	3,267,269	3,287,772	20,503
Euro-Buxl 30-Year Bond Futures	11	3/24	1,548,765	1,583,113	34,348
Euro-OAT Futures	47	3/24	6,492,765	6,486,345	(6,420)
Euro-Schatz Note Futures	74	3/24	8,467,398	8,409,813	(57,585)
U.S. Treasury Ultra Long Bond Futures	1	6/24	125,546	127,875	2,329

					208,929

Contracts to Sell:
3-Month SOFR Futures	12	9/24	2,862,438	2,846,700	15,738
3-Month SOFR Futures	159	3/25	38,056,135	37,961,250	94,885
3-Month SOFR Futures	138	6/25	33,097,701	33,045,825	51,876
Australian Government 10-Year Bond Futures	27	3/24	1,987,493	2,018,378	(30,885)
Japan Government 10-Year Bond Futures	5	3/24	4,848,909	4,878,098	(29,189)
U.S. Treasury 2-Year Note Futures	13	6/24	2,661,916	2,661,750	166
U.S. Treasury 5-Year Note Futures	111	6/24	11,880,501	11,866,594	13,907
U.S. Treasury 10-Year Note Futures	106	6/24	11,708,031	11,706,375	1,656
U.S. Treasury Long Bond Futures	51	6/24	6,003,258	6,081,750	(78,492)
U.S. Ultra Long Bond Futures	36	6/24	4,105,042	4,110,188	(5,146)
United Kingdom Treasury 10-Year Gilt Futures	34	6/24	4,178,607	4,210,180	(31,573)

					2,943

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$211,872

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 29, 2024, International Fixed Income Fund had deposited cash of $1,455,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

At February 29, 2024, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	607,000	USD	395,902	GSC	$394,519	3/4/24	$(1,383)
Brazilian Real	248,702	USD	49,907	BNP	50,031	3/4/24	124
Brazilian Real	991,602	USD	199,341	DUB	198,251	5/3/24	(1,090)
Brazilian Real	1,231,331	USD	248,047	DUB	247,708	3/4/24	(339)
Brazilian Real	7,764,346	USD	1,571,094	JPM	1,552,326	5/3/24	(18,768)
Brazilian Real	3,208,678	USD	658,096	JPM	643,482	4/2/24	(14,614)
British Pound	7,879,189	USD	10,000,010	BNP	9,946,688	3/4/24	(53,322)
British Pound	557,000	USD	703,696	GSC	703,157	3/4/24	(539)
Canadian Dollar	659,000	USD	488,985	BNP	485,576	3/4/24	(3,409)
Canadian Dollar	135,388	USD	101,128	GSC	99,759	3/4/24	(1,369)
Canadian Dollar	8,233,629	USD	6,099,450	JPM	6,066,853	3/4/24	(32,597)
Chinese Offshore Renminbi	897,000	USD	123,969	GSC	124,666	3/26/24	697
Chinese Offshore Renminbi	656,000	USD	92,468	HSBC	91,171	3/26/24	(1,297)
Chinese Offshore Renminbi	1,200,000	USD	167,551	SCB	166,777	3/26/24	(774)
Chinese Offshore Renminbi	4,988,000	USD	694,712	SOG	693,236	3/26/24	(1,476)
Danish Krone	6,977,482	USD	1,012,695	BOA	1,011,764	3/4/24	(931)
Danish Krone	4,100,000	USD	593,396	HSBC	595,440	4/2/24	2,044
Danish Krone	8,922,979	USD	1,299,662	SCB	1,293,870	3/4/24	(5,792)
Euro	237,000	USD	255,674	BNP	256,149	3/4/24	475
Euro	23,980,764	USD	26,033,517	DUB	25,918,397	3/4/24	(115,120)
Euro	141,000	USD	152,305	JPM	152,393	3/4/24	88
Hungarian Forint	317,237,159	USD	873,003	DUB	872,263	3/20/24	(740)
Indian Rupee	970,174	USD	11,598	BNP	11,698	3/20/24	100
Indian Rupee	2,328,280	USD	27,837	BNP	28,073	3/20/24	236
Indian Rupee	81,452,780	USD	977,713	BNP	978,512	6/20/24	799
Indian Rupee	949,572	USD	11,348	BOA	11,449	3/20/24	101
Indian Rupee	1,548,586	USD	18,586	HSBC	18,672	3/20/24	86
Indian Rupee	988,677	USD	11,826	JPM	11,921	3/20/24	95
Indian Rupee	2,333,390	USD	28,079	SCB	28,134	3/20/24	55
Indian Rupee	2,178,729	USD	26,214	SCB	26,270	3/20/24	56
Indian Rupee	1,824,393	USD	21,936	SCB	21,997	3/20/24	61
Indian Rupee	996,982	USD	11,917	SCB	12,021	3/20/24	104
Indian Rupee	3,143,161	USD	37,792	SCB	37,898	3/20/24	106
Indian Rupee	2,277,661	USD	27,356	SCB	27,462	3/20/24	106
Indian Rupee	1,155,463	USD	13,821	SCB	13,932	3/20/24	111
Indian Rupee	2,272,318	USD	27,282	SCB	27,398	3/20/24	116
Indian Rupee	5,362,021	USD	64,525	SCB	64,652	3/20/24	127
Indian Rupee	125,432,768	USD	1,506,604	SCB	1,506,854	6/20/24	250
Indonesian Rupiah	1,397,196,000	USD	90,000	BCLY	88,868	3/20/24	(1,132)
Indonesian Rupiah	746,518,506	USD	48,429	BCLY	47,482	3/20/24	(947)
Indonesian Rupiah	773,866,122	USD	48,613	BCLY	49,106	6/20/24	493
Indonesian Rupiah	4,026,410,964	USD	261,230	BNP	256,098	3/20/24	(5,132)
Indonesian Rupiah	3,103,693,524	USD	200,448	BNP	197,409	3/20/24	(3,039)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Indonesian Rupiah	3,167,208,810	USD	202,740	BNP	$201,540	3/1/24	$(1,200)
Indonesian Rupiah	9,237,083,476	USD	587,091	BNP	587,520	3/20/24	429
Indonesian Rupiah	7,402,238,552	USD	472,202	BOA	469,709	6/20/24	(2,493)
Indonesian Rupiah	442,797,888	USD	28,252	BOA	28,176	3/1/24	(76)
Indonesian Rupiah	1,663,083,864	USD	108,316	GSC	105,780	3/20/24	(2,536)
Indonesian Rupiah	1,978,319,739	USD	128,334	HSBC	125,830	3/20/24	(2,504)
Indonesian Rupiah	442,293,690	USD	28,220	HSBC	28,145	3/1/24	(75)
Indonesian Rupiah	1,624,213,678	USD	105,202	JPM	103,307	3/20/24	(1,895)
Indonesian Rupiah	948,186,096	USD	60,498	JPM	60,336	3/1/24	(162)
Indonesian Rupiah	3,636,096,981	USD	230,439	JPM	230,728	6/20/24	289
Indonesian Rupiah	3,521,712,710	USD	222,779	JPM	223,470	6/20/24	691
Indonesian Rupiah	731,662,911	USD	47,754	SCB	46,537	3/20/24	(1,217)
Indonesian Rupiah	1,231,562,868	USD	78,373	SCB	78,149	6/20/24	(224)
Indonesian Rupiah	442,293,690	USD	28,220	SCB	28,145	3/1/24	(75)
Japanese Yen	50,000,000	USD	353,507	GSC	344,408	10/1/24	(9,099)
Japanese Yen	40,400,000	USD	276,446	GSC	269,486	3/4/24	(6,960)
Japanese Yen	785,710,965	USD	5,218,937	HSBC	5,241,043	3/4/24	22,106
Japanese Yen	60,000,000	USD	415,007	JPM	413,290	10/1/24	(1,717)
Japanese Yen	1,041,308,384	USD	6,910,864	JPM	6,945,992	3/4/24	35,128
Korean Won	132,976,891	USD	99,872	BCLY	99,589	3/4/24	(283)
Korean Won	132,939,937	USD	99,655	BNP	99,561	3/4/24	(94)
Malaysian Ringgit	1,264,556	USD	265,440	GSC	266,768	3/20/24	1,328
Mexican Peso	2,344,000	USD	136,485	BCLY	137,134	3/20/24	649
Mexican Peso	1,714,000	USD	99,950	BNP	100,276	3/20/24	326
Mexican Peso	32,741,303	USD	1,877,347	GSC	1,915,514	3/20/24	38,167
New Taiwan Dollar	9,315,505	USD	295,224	BCLY	295,056	3/18/24	(168)
New Taiwan Dollar	13,739,799	USD	438,355	BNP	435,314	3/20/24	(3,041)
New Taiwan Dollar	2,841,696	USD	92,000	BNP	90,033	3/20/24	(1,967)
New Taiwan Dollar	4,051,364	USD	131,000	BNP	129,761	6/20/24	(1,239)
New Taiwan Dollar	517,647	USD	16,620	BNP	16,400	3/20/24	(220)
New Taiwan Dollar	4,591,058	USD	145,286	BNP	145,457	3/20/24	171
New Taiwan Dollar	4,588,138	USD	148,100	GSC	145,095	3/6/24	(3,005)
New Taiwan Dollar	54,958,021	USD	1,764,869	JPM	1,741,220	3/20/24	(23,649)
New Taiwan Dollar	9,300,000	USD	300,000	JPM	294,068	3/5/24	(5,932)
New Taiwan Dollar	15,210	USD	490	JPM	481	3/5/24	(9)
New Taiwan Dollar	12,777,890	USD	410,817	SCB	404,838	3/20/24	(5,979)
New Taiwan Dollar	10,828,544	USD	346,325	SCB	343,078	3/20/24	(3,247)
Norwegian Krone	4,728,358	USD	446,689	BCLY	445,600	4/2/24	(1,089)
Norwegian Krone	9,716,120	USD	932,864	BOA	914,962	3/4/24	(17,902)
Norwegian Krone	5,561,242	USD	531,432	GSC	523,700	3/4/24	(7,732)
Polish Zloty	3,713,789	USD	916,497	BNP	928,068	7/22/24	11,571
South African Rand	33,104,543	USD	1,742,473	HSBC	1,723,678	3/20/24	(18,795)
South African Rand	2,328,474	USD	121,025	HSBC	121,238	3/20/24	213
Swedish Krona	14,283,140	USD	1,379,799	DUB	1,377,890	3/4/24	(1,909)

							(272,805)

Contracts to Sell:
Australian Dollar	399,000	USD	259,523	BNP	259,575	4/2/24	(52)
Australian Dollar	599,000	USD	391,730	BOA	389,320	3/4/24	2,410
Australian Dollar	189,000	USD	124,932	GSC	122,841	3/4/24	2,091
Australian Dollar	218,000	USD	142,261	JPM	141,689	3/4/24	572
Brazilian Real	248,702	USD	50,000	BNP	50,032	3/4/24	(32)
Brazilian Real	4,028,080	USD	821,052	BNP	807,809	4/2/24	13,243
Brazilian Real	246,527	USD	49,471	DUB	49,594	3/4/24	(123)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Brazilian Real	1,048,534	USD	210,818	DUB	$210,277	4/2/24	$541
Brazilian Real	984,804	USD	199,341	DUB	198,114	3/4/24	1,227
Brazilian Real	2,300,000	USD	464,356	GSC	457,183	7/2/24	7,173
Brazilian Real	1,000,000	USD	201,296	JPM	198,775	7/2/24	2,521
British Pound	312,000	USD	392,895	BNP	393,869	3/4/24	(974)
British Pound	7,879,189	USD	10,001,932	BNP	9,948,483	4/2/24	53,449
British Pound	8,124,189	USD	10,317,620	BNP	10,255,975	3/4/24	61,645
Canadian Dollar	9,022,546	USD	6,722,012	HSBC	6,648,156	3/4/24	73,856
Canadian Dollar	8,230,054	USD	6,099,450	JPM	6,066,892	4/2/24	32,558
Chinese Offshore Renminbi	1,169,000	USD	161,678	BNP	162,469	3/26/24	(791)
Chinese Offshore Renminbi	1,543,255	USD	214,430	BNP	214,483	3/26/24	(53)
Chinese Offshore Renminbi	2,304,973	USD	317,485	BOA	320,347	3/26/24	(2,862)
Chinese Offshore Renminbi	1,769,306	USD	245,328	BOA	245,900	3/26/24	(572)
Chinese Offshore Renminbi	2,364,041	USD	328,075	DUB	328,557	3/26/24	(482)
Chinese Offshore Renminbi	1,107,908	USD	153,552	GSC	153,978	3/26/24	(426)
Chinese Offshore Renminbi	6,103,000	USD	844,763	HSBC	848,200	3/26/24	(3,437)
Chinese Offshore Renminbi	10,180,000	USD	1,412,596	HSBC	1,414,825	3/26/24	(2,229)
Chinese Offshore Renminbi	1,478,000	USD	206,182	HSBC	205,413	3/26/24	769
Chinese Offshore Renminbi	779,000	USD	109,948	HSBC	108,266	3/26/24	1,682
Chinese Offshore Renminbi	1,182,000	USD	166,574	HSBC	164,275	3/26/24	2,299
Chinese Offshore Renminbi	56,382,000	USD	7,892,814	NWM	7,836,019	3/26/24	56,795
Chinese Offshore Renminbi	2,383,106	USD	329,181	SCB	331,206	3/26/24	(2,025)
Chinese Offshore Renminbi	7,793,000	USD	1,098,537	SCB	1,083,078	3/26/24	15,459
Danish Krone	5,805,733	USD	867,328	BCLY	843,162	4/2/24	24,166
Danish Krone	4,525,488	USD	674,897	BNP	657,233	4/2/24	17,664
Danish Krone	6,966,919	USD	1,012,695	BOA	1,011,800	4/2/24	895
Danish Krone	4,100,000	USD	604,777	HSBC	607,334	4/1/25	(2,557)
Danish Krone	515,000	USD	74,539	JPM	74,677	3/4/24	(138)
Danish Krone	831,320	USD	121,123	JPM	120,733	4/2/24	390
Danish Krone	3,500,000	USD	509,137	JPM	508,303	4/2/24	834
Danish Krone	4,000,000	USD	591,091	JPM	589,659	1/2/25	1,432
Danish Krone	5,636,118	USD	819,970	SCB	817,261	3/4/24	2,709
Danish Krone	8,909,527	USD	1,299,662	SCB	1,293,924	4/2/24	5,738
Danish Krone	10,581,551	USD	1,540,565	UBS	1,534,370	3/4/24	6,195
Euro	1,680,000	USD	1,811,157	BNP	1,815,743	3/4/24	(4,586)
Euro	475,000	USD	511,245	BNP	513,380	3/4/24	(2,135)
Euro	584,000	USD	629,673	BNP	631,187	3/4/24	(1,514)
Euro	665,000	USD	724,580	BOA	718,732	3/4/24	5,848
Euro	23,980,764	USD	26,065,052	DUB	25,950,034	4/2/24	115,018
Euro	20,954,764	USD	22,669,660	HSBC	22,647,898	3/4/24	21,762
Hungarian Forint	140,109,412	USD	386,130	BNP	385,239	3/20/24	891
Indian Rupee	40,985,521	USD	491,256	BNP	494,175	3/20/24	(2,919)
Indian Rupee	17,353,597	USD	208,832	BOA	209,238	3/20/24	(406)
Indian Rupee	1,555,890	USD	18,586	HSBC	18,691	6/20/24	(105)
Indian Rupee	27,811,600	USD	334,035	JPM	334,108	6/20/24	(73)
Indian Rupee	5,384,411	USD	64,525	SCB	64,684	6/20/24	(159)
Indian Rupee	2,283,012	USD	27,282	SCB	27,426	6/20/24	(144)
Indian Rupee	2,288,152	USD	27,356	SCB	27,488	6/20/24	(132)
Indian Rupee	3,156,388	USD	37,792	SCB	37,918	6/20/24	(126)
Indian Rupee	1,832,597	USD	21,936	SCB	22,015	6/20/24	(79)
Indian Rupee	2,188,298	USD	26,214	SCB	26,289	6/20/24	(75)
Indian Rupee	2,343,190	USD	28,079	SCB	28,149	6/20/24	(70)
Indonesian Rupiah	886,163,402	USD	56,024	BNP	56,390	3/1/24	(366)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Indonesian Rupiah	783,505,715	USD	50,000	BNP	$49,825	3/28/24	$175
Indonesian Rupiah	2,281,045,408	USD	145,540	BNP	145,151	3/1/24	389
Indonesian Rupiah	3,169,641,694	USD	202,740	BNP	201,603	3/20/24	1,137
Indonesian Rupiah	6,579,096,636	USD	420,000	BNP	418,460	3/20/24	1,540
Indonesian Rupiah	3,329,102,315	USD	217,233	BNP	211,745	3/20/24	5,488
Indonesian Rupiah	442,797,888	USD	28,011	BOA	28,177	3/1/24	(166)
Indonesian Rupiah	784,766,376	USD	49,912	BOA	49,915	3/20/24	(3)
Indonesian Rupiah	442,293,690	USD	28,011	HSBC	28,145	3/1/24	(134)
Indonesian Rupiah	3,515,675,399	USD	222,779	JPM	223,613	3/20/24	(834)
Indonesian Rupiah	3,629,414,250	USD	230,439	JPM	230,847	3/20/24	(408)
Indonesian Rupiah	754,475,439	USD	47,697	JPM	48,010	3/1/24	(313)
Indonesian Rupiah	193,710,657	USD	12,246	JPM	12,326	3/1/24	(80)
Indonesian Rupiah	801,057,374	USD	51,644	JPM	50,950	3/20/24	694
Indonesian Rupiah	1,593,235,204	USD	102,796	JPM	101,337	3/20/24	1,459
Indonesian Rupiah	442,293,690	USD	28,011	SCB	28,145	3/1/24	(134)
Israeli New Shekel	1,623,000	USD	445,756	BNP	454,393	3/20/24	(8,637)
Japanese Yen	120,300,000	USD	803,584	BCLY	802,454	3/4/24	1,130
Japanese Yen	390,000,000	USD	2,703,850	BCLY	2,631,200	5/13/24	72,650
Japanese Yen	80,000,000	USD	647,066	BCLY	538,785	5/1/24	108,281
Japanese Yen	100,003,000	USD	818,858	BCLY	670,100	4/1/24	148,758
Japanese Yen	710,000,000	USD	4,956,640	BCLY	4,768,787	4/15/24	187,853
Japanese Yen	920,000,000	USD	6,209,380	BNP	6,225,551	6/3/24	(16,171)
Japanese Yen	50,000,000	USD	371,443	GSC	364,299	1/5/26	7,144
Japanese Yen	782,131,818	USD	5,218,937	HSBC	5,241,769	4/2/24	(22,832)
Japanese Yen	16,670,000	USD	133,686	HSBC	114,825	10/1/24	18,861
Japanese Yen	50,000,000	USD	400,705	HSBC	344,408	10/1/24	56,297
Japanese Yen	210,000,000	USD	1,486,294	HSBC	1,403,922	3/18/24	82,372
Japanese Yen	83,330,000	USD	668,378	HSBC	573,990	10/1/24	94,388
Japanese Yen	80,000,000	USD	653,393	HSBC	536,064	4/1/24	117,329
Japanese Yen	80,002,000	USD	651,601	HSBC	533,649	3/1/24	117,952
Japanese Yen	80,002,000	USD	657,101	HSBC	533,649	3/1/24	123,452
Japanese Yen	1,036,576,653	USD	6,910,864	JPM	6,947,032	4/2/24	(36,168)
Japanese Yen	60,000,000	USD	437,801	JPM	437,160	1/5/26	641
Japanese Yen	39,900,000	USD	320,032	JPM	274,837	10/1/24	45,195
Japanese Yen	40,100,000	USD	321,482	JPM	276,216	10/1/24	45,266
Japanese Yen	40,000,000	USD	323,533	JPM	275,526	10/1/24	48,007
Japanese Yen	1,747,416,448	USD	11,926,235	JPM	11,656,048	3/4/24	270,187
Japanese Yen	920,000,000	USD	6,444,251	UBS	6,171,970	4/8/24	272,281
Korean Won	132,976,891	USD	99,683	BCLY	99,589	3/4/24	94
Korean Won	132,877,019	USD	99,872	BCLY	99,599	3/20/24	273
Korean Won	62,960,963	USD	47,898	BCLY	47,431	6/20/24	467
Korean Won	189,898,769	USD	145,494	BCLY	143,059	6/20/24	2,435
Korean Won	132,939,937	USD	100,000	BNP	99,561	3/4/24	439
Korean Won	184,234,273	USD	141,019	BNP	138,792	6/20/24	2,227
Korean Won	1,143,194,797	USD	861,368	BNP	856,890	3/20/24	4,478
Korean Won	451,168,307	USD	350,075	BNP	339,885	6/20/24	10,190
Korean Won	64,800,801	USD	49,810	BOA	48,817	6/20/24	993
Korean Won	205,296,988	USD	157,723	DUB	154,659	6/20/24	3,064
Korean Won	98,178,900	USD	76,464	GSC	73,962	6/20/24	2,502
Korean Won	64,252,308	USD	50,102	JPM	48,404	6/20/24	1,698
Korean Won	183,386,604	USD	141,394	JPM	138,153	6/20/24	3,241
Korean Won	64,148,738	USD	48,267	SCB	48,326	6/20/24	(59)
Korean Won	64,986,673	USD	49,258	SCB	48,957	6/20/24	301

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Malaysian Ringgit	397,495	USD	83,099	BCLY	$83,855	3/20/24	$(756)
Malaysian Ringgit	12,755,098	USD	2,683,024	BNP	2,690,787	3/20/24	(7,763)
Malaysian Ringgit	864,909	USD	181,000	GSC	182,459	3/20/24	(1,459)
Mexican Peso	4,249,576	USD	245,707	BNP	248,619	3/20/24	(2,912)
New Taiwan Dollar	9,320,524	USD	295,224	BCLY	294,717	3/5/24	507
New Taiwan Dollar	11,182,360	USD	353,839	BNP	354,288	3/20/24	(449)
New Taiwan Dollar	4,594,777	USD	145,286	BNP	145,304	3/6/24	(18)
New Taiwan Dollar	511,148	USD	16,620	BNP	16,372	6/20/24	248
New Taiwan Dollar	864,642	USD	28,081	BNP	27,694	6/20/24	387
New Taiwan Dollar	723,123	USD	23,410	BNP	22,911	3/20/24	499
New Taiwan Dollar	1,293,535	USD	41,877	BNP	41,281	5/20/24	596
New Taiwan Dollar	6,115,838	USD	197,459	BNP	195,884	6/20/24	1,575
New Taiwan Dollar	27,775,038	USD	882,700	BNP	879,989	3/20/24	2,711
New Taiwan Dollar	5,220,303	USD	170,000	BNP	167,201	6/20/24	2,799
New Taiwan Dollar	20,049,825	USD	645,000	BNP	642,174	6/20/24	2,826
New Taiwan Dollar	13,572,786	USD	438,355	BNP	434,721	6/20/24	3,634
New Taiwan Dollar	7,685,619	USD	247,293	JPM	243,501	3/20/24	3,792
New Taiwan Dollar	54,276,428	USD	1,764,869	JPM	1,738,414	6/20/24	26,455
New Taiwan Dollar	21,148,866	USD	670,010	SCB	670,054	3/20/24	(44)
New Taiwan Dollar	16,323,033	USD	528,647	SCB	517,158	3/20/24	11,489
New Zealand Dollar	64,000	USD	38,937	BNP	38,964	4/2/24	(27)
New Zealand Dollar	64,000	USD	39,516	BNP	38,963	3/4/24	553
Norwegian Krone	4,731,722	USD	446,689	BCLY	445,584	3/4/24	1,105
Norwegian Krone	1,375,000	USD	131,768	BCLY	129,483	3/4/24	2,285
Norwegian Krone	9,165,000	USD	872,492	BCLY	863,063	3/4/24	9,429
Peruvian Sol	367,339	USD	96,706	BOA	97,095	3/20/24	(389)
Singapore Dollar	1,227,549	USD	927,362	DUB	912,960	3/20/24	14,402
Singapore Dollar	53,000	USD	40,047	SOG	39,417	3/20/24	630
Swedish Krona	19,719	USD	1,909	BNP	1,905	4/2/24	4
Swedish Krona	9,587,862	USD	917,291	BOA	924,938	3/4/24	(7,647)
Swedish Krona	14,265,753	USD	1,379,799	DUB	1,377,928	4/2/24	1,871
Swedish Krona	4,715,000	USD	452,217	JPM	454,855	3/4/24	(2,638)
Swiss Franc	875,829	USD	999,624	BCLY	993,620	4/2/24	6,004
Swiss Franc	877,870	USD	1,021,881	SCB	992,729	3/4/24	29,152
Thai Baht	1,535,315	USD	43,000	GSC	42,780	3/20/24	220
Thai Baht	9,877,144	USD	277,331	GSC	275,216	3/20/24	2,115
Thai Baht	15,667,300	USD	440,000	GSC	436,552	3/20/24	3,448
Thai Baht	4,378,057	USD	122,669	SCB	121,990	3/20/24	679
Thai Baht	5,794,618	USD	167,644	SCB	161,461	3/20/24	6,183

							2,389,075

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$2,116,270

At February 29, 2024, International Fixed Income Fund held the following OTC Total Return Swap Contracts:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Depreciation
iBoxx Investment Grade Index	SOFR	2.959%	PAM	3/20/24	BNP	USD	9,200,000	$(234,536)	$109,629	$(344,165)
iBoxx Investment Grade Index	SOFR	2.917%	PAM	3/20/24	BNP	USD	1,800,000	(73,067)	22,442	(95,509)
iBoxx Investment Grade Index	SOFR	2.928%	PAM	3/20/24	JPM	USD	2,000,000	(73,285)	24,936	(98,221)

								$(380,888)	$157,007	$(537,895)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 29, 2024, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Counterparty	Notional Amount	Market Value	Upfront Payment Paid	Unrealized Appreciation/ (Depreciation)
Receive	3-Month MYR-KLIBOR	3.500%	3/20/29	3-Month	GSC	MYR 23,800,000	$40,099	$31,402	$8,697
Receive	3-Month MYR-KLIBOR	3.750%	9/20/33	3-Month	GSC	MYR 1,510,000	3,996	9,565	(5,569)

							$44,095	$40,967	$3,128

At February 29, 2024, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	3.750%	3/15/24	3-Month	AUD	8,800,000	$(8,635)	$(6,152)	$(2,483)
Pay	3-Month EURIBOR	2.100%	4/11/24	PAM	EUR	1,400,000	16,658	—	16,658
Pay	3-Month EURIBOR	2.100%	4/13/24	PAM	EUR	3,100,000	37,146	—	37,146
Pay	3-Month EURIBOR	2.100%	5/17/24	PAM	EUR	1,000,000	12,275	—	12,275
Pay	3-Month EURIBOR	2.250%	4/26/24	PAM	EUR	400,000	5,405	—	5,405
Pay	3-Month EURIBOR	2.250%	4/28/24	PAM	EUR	600,000	8,153	—	8,153
Pay	3-Month EURIBOR	2.250%	5/3/24	PAM	EUR	400,000	5,497	—	5,497
Pay	3-Month FRA New Zealand Bank Bill	3.750%	6/15/27	6-Month	NZD	1,800,000	(33,200)	(18,296)	(14,904)
Pay	3-Month FRA New Zealand Bank Bill	4.000%	6/14/24	6-Month	NZD	10,100,000	(49,698)	(22,659)	(27,039)
Pay	3-Month FRA New Zealand Bank Bill	4.250%	3/18/30	6-Month	NZD	6,700,000	12,664	(9,840)	22,504
Pay	3-Month FRA New Zealand Bank Bill	4.750%	3/20/25	6-Month	NZD	3,900,000	(16,181)	(3,519)	(12,662)
Pay	3-Month SEK-STIBOR	0.500%	6/19/24	12-Month	SEK	4,800,000	(7,217)	6,261	(13,478)
Pay	3-Month South Korean Certificate of Deposit	3.500%	3/20/34	3-Month	KRW	1,093,710,000	11,169	31,469	(20,300)
Receive	3-Month South Korean Certificate of Deposit	3.250%	3/20/29	3-Month	KRW	2,128,873,000	6,020	5,204	816
Pay	6-Month Australian Bank Bill	4.000%	6/21/33	6-Month	AUD	6,200,000	(116,445)	(139,835)	23,390
Pay	6-Month Australian Bank Bill	4.250%	3/15/33	6-Month	AUD	1,700,000	(8,924)	18,825	(27,749)
Pay	6-Month Australian Bank Bill	4.500%	9/15/32	6-Month	AUD	10,400,000	(6,504)	(258,134)	251,630
Pay	6-Month Australian Bank Bill	4.750%	12/20/33	6-Month	AUD	12,700,000	13,659	(93,397)	107,056
Pay	6-Month EURIBOR	0.550%	8/10/24	12-Month	EUR	200,000	(3,019)	—	(3,019)
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	500,000	(42,723)	—	(42,723)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(24,966)	—	(24,966)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(16,716)	—	(16,716)
Pay	6-Month EURIBOR	1.000%	5/13/27	12-Month	EUR	500,000	(34,507)	—	(34,507)
Pay	6-Month EURIBOR	2.250%	9/21/37	12-Month	EUR	5,650,000	(392,776)	141,469	(534,245)
Pay	6-Month EURIBOR	2.250%	9/21/42	12-Month	EUR	2,310,000	(181,314)	176,898	(358,212)
Pay	6-Month EURIBOR	3.000%	3/19/27	12-Month	EUR	7,050,000	53,099	47,415	5,684
Pay	6-Month EURIBOR	3.000%	3/20/34	12-Month	EUR	7,430,000	195,024	(929)	195,953
Pay	6-Month EURIBOR	3.250%	3/20/29	12-Month	EUR	18,700,000	431,931	31,328	400,603
Pay	6-Month EURIBOR	3.370%	10/9/28	12-Month	EUR	710,000	15,061	—	15,061
Pay	6-Month EURIBOR	3.500%	3/20/26	12-Month	EUR	14,200,000	87,696	13,489	74,207
Receive	6-Month EURIBOR	0.054%	5/27/50	12-Month	EUR	50,000	22,756	6,520	16,236
Receive	6-Month EURIBOR	0.064%	11/17/52	12-Month	EUR	100,000	53,293	11,996	41,297
Receive	6-Month EURIBOR	2.750%	3/20/54	12-Month	EUR	4,800,000	(343,801)	(7,890)	(335,911)
Receive	6-Month EURIBOR	3.000%	3/15/33	12-Month	EUR	3,160,000	(58,705)	(33,464)	(25,241)
Receive	6-Month EURIBOR	3.280%	11/22/33	12-Month	EUR	600,000	(28,846)	—	(28,846)
Pay	28-Day MXN TIIE Banxico	4.870%	7/7/25	28-Day	MXN	31,300,000	(131,893)	(90,196)	(41,697)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	3/17/31	6-Month	JPY	580,000,000	(198,348)	(20,750)	(177,598)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.050%	12/15/31	12-Month	JPY	490,000,000	(170,331)	(164,853)	(5,478)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.200%	6/19/29	6-Month	JPY	410,000,000	$(57,016)	$55,540	$(112,556)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.250%	3/15/32	12-Month	JPY	50,000,000	(12,269)	(1,479)	(10,790)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.400%	12/15/51	12-Month	JPY	67,000,000	(111,174)	(28,522)	(82,652)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.450%	12/15/51	12-Month	JPY	190,000,000	(300,269)	(218,952)	(81,317)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.550%	9/14/28	12-Month	JPY	120,000,000	4,440	2,356	2,084
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.700%	3/15/52	12-Month	JPY	40,000,000	(46,456)	(4,225)	(42,231)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.800%	6/15/52	12-Month	JPY	120,000,000	(122,715)	(74,226)	(48,489)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.850%	9/20/33	12-Month	JPY	80,000,000	2,017	776	1,241
Pay	Bank of Japan Uncollateralised Overnight Call Rate	1.200%	9/20/53	12-Month	JPY	10,000,000	(4,222)	2,520	(6,742)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	12/15/26	12-Month	JPY	470,000,000	29,941	35,657	(5,716)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.400%	6/19/39	6-Month	JPY	80,000,000	61,396	(20,457)	81,853
Pay	Canadian Overnight Repo Rate Average	1.220%	3/3/25	6-Month	CAD	2,000,000	(57,922)	(72,594)	14,672
Pay	Canadian Overnight Repo Rate Average	1.500%	6/17/30	6-Month	CAD	2,200,000	(193,986)	(184,229)	(9,757)
Pay	Canadian Overnight Repo Rate Average	1.713%	10/2/29	6-Month	CAD	700,000	(48,536)	(52,319)	3,783
Pay	Canadian Overnight Repo Rate Average	1.900%	12/18/29	6-Month	CAD	800,000	(51,094)	(52,932)	1,838
Pay	Canadian Overnight Repo Rate Average	3.250%	6/21/53	6-Month	CAD	200,000	(3,663)	(10,586)	6,923
Pay	Canadian Overnight Repo Rate Average	3.500%	5/10/25	PAM	CAD	18,900,000	(136,329)	(111,011)	(25,318)
Pay	Canadian Overnight Repo Rate Average	3.500%	12/18/25	PAM	CAD	3,200,000	(9,781)	(5,383)	(4,398)
Pay	Canadian Overnight Repo Rate Average	4.600%	8/30/25	PAM	CAD	3,500,000	9,149	(7,787)	16,936
Receive	Canadian Overnight Repo Rate Average	3.250%	3/15/28	6-Month	CAD	990,000	16,642	13,208	3,434
Receive	Canadian Overnight Repo Rate Average	3.250%	12/20/33	6-Month	CAD	2,500,000	45,547	144,403	(98,856)
Receive	Canadian Overnight Repo Rate Average	3.500%	6/1/32	6-Month	CAD	2,000,000	(1,493)	(15,509)	14,016
Receive	Canadian Overnight Repo Rate Average	3.750%	12/20/33	6-Month	CAD	2,000,000	(25,451)	(9,424)	(16,027)
Pay	China 7-Day Reverse Repo Index	2.250%	3/20/29	3-Month	CNY	60,090,000	65,646	17,782	47,864
Pay	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.250%	3/20/29	6-Month	INR	34,103,000	(1,269)	(1,579)	310
Receive	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.500%	3/20/34	6-Month	INR	19,560,000	(1,908)	(3,702)	1,794
Receive	Singapore Overnight Rate Average	2.750%	3/20/29	6-Month	SGD	10,705,000	86,288	(11,847)	98,135
Receive	Singapore Overnight Rate Average	3.000%	3/20/29	6-Month	SGD	2,700,000	(1,298)	4,143	(5,441)
Pay	SOFR	2.310%	1/16/25	PAM	USD	5,400,000	(150,733)	—	(150,733)
Pay	SOFR	2.841%	10/31/24	PAM	USD	200,000	(4,863)	—	(4,863)
Pay	SOFR	2.910%	11/14/24	PAM	USD	400,000	(9,363)	—	(9,363)
Pay	SOFR	2.920%	10/17/24	PAM	USD	600,000	(14,240)	—	(14,240)
Pay	SOFR	2.968%	6/30/24	12-Month	USD	10,400,000	(244,616)	—	(244,616)
Pay	SOFR	2.973%	10/27/24	PAM	USD	300,000	(6,940)	—	(6,940)
Pay	SOFR	3.000%	6/21/30	12-Month	USD	600,000	(40,556)	(25,103)	(15,453)
Pay	SOFR	3.018%	10/24/24	PAM	USD	200,000	(4,535)	—	(4,535)
Pay	SOFR	3.088%	11/7/24	PAM	USD	100,000	(2,178)	—	(2,178)
Pay	SOFR	3.140%	10/25/24	PAM	USD	200,000	(4,291)	—	(4,291)
Pay	SOFR	3.190%	10/25/24	PAM	USD	200,000	(4,193)	—	(4,193)
Pay	SOFR	3.225%	9/30/29	12-Month	USD	900,000	(41,043)	3,140	(44,183)
Pay	SOFR	3.225%	10/25/24	PAM	USD	100,000	(2,062)	—	(2,062)
Pay	SOFR	3.340%	2/23/30	12-Month	USD	580,000	(18,778)	—	(18,778)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	SOFR	3.470%	2/22/30	12-Month	USD	800,000	$(20,425)	$—	$(20,425)
Pay	SOFR	3.500%	6/22/30	12-Month	USD	190,000	(6,963)	—	(6,963)
Pay	SOFR	3.500%	12/20/33	12-Month	USD	15,920,000	(533,426)	(746,996)	213,570
Pay	SOFR	3.650%	11/22/24	PAM	USD	400,000	(6,399)	—	(6,399)
Pay	SOFR	3.650%	12/5/24	PAM	USD	400,000	(6,305)	—	(6,305)
Pay	SOFR	3.725%	2/7/34	12-Month	USD	200,000	(2,532)	—	(2,532)
Pay	SOFR	3.750%	11/21/24	PAM	USD	700,000	(10,523)	—	(10,523)
Pay	SOFR	3.750%	12/11/24	PAM	USD	300,000	(4,403)	—	(4,403)
Pay	SOFR	3.750%	6/20/29	12-Month	USD	4,400,000	(25,817)	34,458	(60,275)
Pay	SOFR	3.783%	2/7/34	12-Month	USD	100,000	(788)	—	(788)
Pay	SOFR	3.860%	2/21/34	12-Month	USD	300,000	(276)	—	(276)
Pay	SOFR	3.940%	2/22/29	12-Month	USD	900,000	(2,776)	—	(2,776)
Pay	SOFR	3.951%	3/31/30	12-Month	USD	3,500,000	(22,505)	—	(22,505)
Pay	SOFR	3.981%	11/30/27	12-Month	USD	6,500,000	(55,362)	—	(55,362)
Pay	SOFR	4.193%	11/30/27	12-Month	USD	1,380,000	(994)	(524)	(470)
Receive	SOFR	0.500%	6/15/24	12-Month	USD	800,000	39,115	7,740	31,375
Receive	SOFR	1.000%	12/15/26	12-Month	USD	1,000,000	95,084	3,719	91,365
Receive	SOFR	1.298%	8/25/24	6-Month	USD	1,400,000	29,811	(30,011)	59,822
Receive	SOFR	1.750%	6/15/24	12-Month	USD	8,000,000	286,639	367,708	(81,069)
Receive	SOFR	2.180%	1/16/34	12-Month	USD	600,000	84,730	—	84,730
Receive	SOFR	2.965%	11/30/26	12-Month	USD	6,600,000	267,301	(3,697)	270,998
Receive	SOFR	3.048%	11/15/32	12-Month	USD	450,000	30,371	—	30,371
Receive	SOFR	3.070%	11/15/32	12-Month	USD	1,100,000	72,460	—	72,460
Receive	SOFR	3.083%	11/15/32	12-Month	USD	1,400,000	90,813	—	90,813
Receive	SOFR	3.086%	11/15/32	12-Month	USD	1,100,000	71,071	11,057	60,014
Receive	SOFR	3.139%	11/15/32	12-Month	USD	100,000	6,059	—	6,059
Receive	SOFR	3.150%	5/13/25	PAM	USD	13,400,000	216,518	5,337	211,181
Receive	SOFR	3.173%	11/15/32	12-Month	USD	200,000	11,606	(989)	12,595
Receive	SOFR	3.200%	5/13/25	PAM	USD	1,100,000	17,249	(363)	17,612
Receive	SOFR	3.250%	12/20/53	12-Month	USD	2,400,000	175,903	297,742	(121,839)
Receive	SOFR	3.500%	12/18/25	PAM	USD	2,400,000	14,724	3,436	11,288
Receive	SOFR	3.500%	12/20/38	12-Month	USD	3,200,000	142,768	50,178	92,590
Receive	SOFR	3.500%	6/20/54	12-Month	USD	500,000	8,532	(9,747)	18,279
Receive	SOFR	3.600%	1/17/34	12-Month	USD	200,000	4,785	—	4,785
Receive	SOFR	3.655%	5/31/28	12-Month	USD	300,000	4,696	—	4,696
Receive	SOFR	3.662%	5/31/28	12-Month	USD	1,000,000	15,393	—	15,393
Receive	SOFR	3.691%	5/31/28	12-Month	USD	2,400,000	34,251	—	34,251
Receive	SOFR	3.700%	2/20/49	12-Month	USD	1,200,000	6,738	2,297	4,441
Receive	SOFR	3.750%	6/21/25	12-Month	USD	4,900,000	123,643	24,288	99,355
Receive	SOFR	3.750%	6/20/31	12-Month	USD	400,000	1,819	(2,001)	3,820
Receive	SOFR	3.750%	6/20/34	12-Month	USD	13,200,000	61,396	(161,129)	222,525
Receive	SOFR	4.000%	6/20/26	12-Month	USD	4,200,000	21,018	(12,065)	33,083
Receive	SOFR	4.000%	3/20/54	12-Month	USD	800,000	(53,384)	(92,817)	39,433
Receive	SOFR	4.159%	3/31/25	12-Month	USD	9,700,000	168,680	(23,062)	191,742
Receive	SOFR	4.228%	8/30/25	PAM	USD	2,800,000	6,711	(1,404)	8,115
Receive	SOFR	4.250%	12/20/25	12-Month	USD	27,709,000	240,642	143,567	97,075
Pay	SOFR	4.250%	3/20/34	12-Month	USD	2,760,000	89,207	165,011	(75,804)
Pay	Sterling Overnight Index Average	3.000%	6/17/27	12-Month	GBP	5,100,000	(97,164)	(11,885)	(85,279)
Pay	Sterling Overnight Index Average	4.250%	3/20/54	12-Month	GBP	500,000	48,466	28,241	20,225
Pay	Sterling Overnight Index Average	4.500%	3/20/34	12-Month	GBP	9,700,000	672,693	324,739	347,954
Pay	Sterling Overnight Index Average	5.000%	3/20/29	12-Month	GBP	10,000,000	558,891	591,283	(32,392)
Receive	Sterling Overnight Index Average	3.000%	6/17/35	12-Month	GBP	1,100,000	73,291	18,443	54,848
Receive	Sterling Overnight Index Average	5.500%	3/20/26	12-Month	GBP	400,000	(9,026)	(9,576)	550
Pay	Swiss Average Rate Overnight Index	0.300%	2/15/27	12-Month	CHF	200,000	(5,359)	—	(5,359)
Receive	Thai Overnight Repurchase Rate	2.250%	3/20/29	3-Month	THB	62,155,000	(3,642)	(477)	(3,165)
Receive	Thai Overnight Repurchase Rate	2.500%	3/20/29	3-Month	THB	115,929,000	(44,947)	(29,600)	(15,347)

							$578,639	$(68,480)	$647,119

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 29, 2024, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Sovereign Issues — Buy Protection (1)

Reference Obligation & Ratings†	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 2/29/24 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Depreciation
South Korea Government Bonds, AA	(1.000)%	12/20/28	3-Month	BNP	0.330%	USD	400,000	$(12,448)	$(11,450)	$(998)
South Korea Government Bonds, AA	(1.000)%	12/20/28	3-Month	GSC	0.330%	USD	500,000	(15,559)	(14,564)	(995)

								$(28,007)	$(26,014)	$(1,993)

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

OTC Credit Default Swap on Sovereign Issue — Sell Protection (4)

Reference Obligation & Rating†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 2/29/24 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Republic of Italy Government International Bonds, BBB	1.000%	6/20/25	3-Month	BCLY	0.218%	USD	300,000	$3,633	$(7,348)	$10,981

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Centrally Cleared — Credit Default Swaps on Indexes — Buy Protection (1)

Reference Obligation & Ratings	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/29/24 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid	Unrealized Depreciation
Markit CDX North America Investment Grade Series 40 10-Year Index, NR	(1.000)%	6/20/33	3-Month	0.897%	USD	500,000	$(4,801)	$4,848	$(9,649)
Markit CDX North America Investment Grade Series 41 10-Year Index, NR	(1.000)%	12/20/33	3-Month	0.929%	USD	6,600,000	(49,087)	64,199	(113,286)
Markit iTraxx Europe Series 40 10-Year Index, NR	(1.000)%	12/20/33	3-Month	0.961%	EUR	5,800,000	(32,433)	72,845	(105,278)

							$(86,321)	$141,892	$(228,213)

Centrally Cleared — Credit Default Swaps on Corporate Issue and Indexes — Sell Protection (4)

Reference Obligation & Ratings†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/29/24 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid	Unrealized Appreciation
Ford Motor Credit Co. LLC, BBB-	5.000%	6/20/25	3-Month	0.482%	USD	200,000	$13,463	$7,946	$5,517
Markit CDX North America Investment Grade Series 40 5-Year Index, NR	1.000%	6/20/28	3-Month	0.461%	USD	300,000	6,908	1,420	5,488
Markit CDX North America Investment Grade Series 41 5-Year Index, NR	1.000%	12/20/28	3-Month	0.520%	USD	26,200,000	593,020	375,537	217,483
Markit iTraxx Europe Series 40 5-Year Index, NR	1.000%	12/20/28	3-Month	0.552%	EUR	5,300,000	125,620	105,420	20,200

							$739,011	$490,323	$248,688

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 29, 2024, International Fixed Income Fund held the following OTC Cross-Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)	Notional Amount of Currency Delivered (6)	Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Floating rate equal to SOFR based on the notional amount of currency delivered	Floating rate equal to Bank of Japan Uncollateralised Overnight Call Rate minus 0.610% based on the notional amount of currency received	1/21/26	GSC	JPY 745,100,000	USD 5,348,887	$380,426	$327,490	$52,936

Floating rate equal to SOFR based on the notional amount of currency delivered	Floating rate equal to Bank of Japan Uncollateralised Overnight Call Rate minus 0.590% based on the notional amount of currency received	2/3/26	BCLY	JPY 175,800,000	USD 1,255,714	83,205	65,746	17,459

Floating rate equal to SOFR based on the notional amount of currency delivered	Floating rate equal to Bank of Japan Uncollateralised Overnight Call Rate minus 0.591% based on the notional amount of currency received	2/3/26	UBS	JPY 383,800,000	USD 2,596,752	37,027	(26,535)	63,562

Floating rate equal to SOFR based on the notional amount of currency delivered	Floating rate equal to Bank of Japan Uncollateralised Overnight Call Rate minus 0.605% based on the notional amount of currency received	3/19/26	UBS	JPY 1,357,500,000	USD 9,264,470	209,148	51,375	157,773

Floating rate equal to SOFR + 0.262 based on the notional amount of currency delivered	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	8/1/29	GSC	USD 1,449,000	AUD 2,100,000	(78,665)	(3,920)	(74,745)

						$631,141	$414,156	$216,985

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund
(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At February 29, 2024, International Fixed Income Fund deposited cash collateral with brokers in the amount of $3,030,000 for open centrally cleared swap contracts.

At February 29, 2024, International Fixed Income Fund had cash collateral from brokers in the amount of $2,160,000 for open OTC swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
ARS	— Argentine Peso	BCLY	— Barclays Bank PLC
AUD	— Australian Dollar	BNP	— BNP Paribas SA
BRL	— Brazilian Real	BOA	— Bank of America
CAD	— Canadian Dollar	DUB	— Deutsche Bank AG
CHF	— Swiss Franc	GSC	— Goldman Sachs & Co.
CNY	— China Yuan Renminbi	HSBC	— HSBC Bank USA
DKK	— Danish Krone	JPM	— JPMorgan Chase & Co.
EUR	— Euro	NWM	— NatWest Markets PLC
GBP	— British Pound	SCB	— Standard Chartered Bank
HKD	— Hong Kong Dollar	SOG	— Societe Generale SA
ILS	— Israeli New Shekel	UBS	— UBS Securities LLC
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TWD	— New Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

MUNICIPAL BONDS — 92.3%

Alabama — 2.6%
		Southeast Alabama Gas Supply District (The), Revenue Bonds:
$1,000,000	Aa3(a)	Series A, 5.000% due 8/1/54(b)	$1,065,750
500,000	A1(a)	Series A, Currently Refunded, 4.000% due 6/1/49(b) .	500,290
965,000	A1(a)	Southeast Energy Authority A Cooperative District, Revenue Bonds, Series A, 5.250% due 1/1/54(b)	1,020,185

		Total Alabama	2,586,225

Alaska — 0.4%
200,000	AA	Borough of North Slope, GO, Series B, 5.000% due 6/30/26 .	209,956
		Northern Tobacco Securitization Corp., Revenue Bonds:
105,000	BBB+	Series A, 4.000% due 6/1/50	97,566
60,000	BBB-	Series B1, 4.000% due 6/1/50	60,789

		Total Alaska	368,311

Arizona — 1.9%
475,000	BB	Arizona Industrial Development Authority, Revenue Bonds, Somerset Academy of Las Vegas — Aliante and Skye Canyon Campus Projects, 3.000% due 12/15/31(c) .	422,864
1,000,000	A+	City of Mesa, Utility System Revenue, Revenue Bonds, 5.000% due 7/1/40	1,127,001
75,000	NR	Industrial Development Authority of the County of Pima (The), Revenue Bonds, Imagine East Mesa Charter School, 3.250% due 7/1/24(c)	74,747
300,000	BB+	Maricopa County Industrial Development Authority, Revenue Bonds, Paradise School Project Paragon Management Inc., 4.000% due 7/1/26(c)	297,630

		Total Arizona	1,922,242

California — 16.0%
195,000	NR	California Community Housing Agency, Revenue Bonds, Series A2, 4.000% due 8/1/51(c)	115,068
10,615,000	NR	California County Tobacco Securitization Agency, Revenue Bonds, zero coupon due 6/1/55	839,098
		California School Finance Authority, Revenue Bonds:
640,000	BBB	Aspire Public School Obligation Group, 5.000% due 8/1/32(c)	670,087
250,000	NR	iLead Lancaster Holdings LLC, Series A, 4.000% due 6/1/31(c)	234,517
		California State Public Works Board, Revenue Bonds:
1,000,000	A+	Series D, 4.000% due 5/1/47	1,006,199
1,000,000	A+	Series D, 5.000% due 11/1/46	1,110,615
15,750,000	NR	California Statewide Financing Authority, Revenue Bonds, Capital Appreciation Turbo Pooled Program, Series D, zero coupon due 6/1/55(c)	841,472
165,000	AAA	City & County of San Francisco, GO, Series R1, 5.000% due 6/15/32	199,808
1,000,000	AA-	City of Los Angeles Department of Airports, Revenue Bonds, AMT, 3.250% due 5/15/49(d)	801,580
		CSCDA Community Improvement Authority, Revenue Bonds:
100,000	NR	3.125% due 8/1/56(c)	71,569
805,000	NR	3.250% due 4/1/57(c)	569,172
140,000	NR	4.000% due 10/1/56(c)	120,202
125,000	NR	4.000% due 12/1/56(c)	92,310
185,000	NR	Series A2A, 4.000% due 12/1/58(c)	141,730
100,000	NR	Series B, 4.000% due 12/1/59(c)	65,243
500,000	Aa3(a)	Livermore Valley Joint Unified School District, GO, 4.000% due 8/1/46	499,202
		Los Angeles Department of Water & Power, Revenue Bonds:
500,000	Aa2(a)	Series A, 5.000% due 7/1/47	548,445
1,000,000	Aa2(a)	Series B, 5.000% due 7/1/47	1,120,512
1,350,000	AA	Orange Unified School District, GO, 5.000% due 8/1/35	1,603,197
1,000,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 5.000% due 5/15/47	1,110,615
595,000	AA	Riverside County Public Financing Authority, Tax Allocation, Series A, 4.000% due 10/1/40	599,242
500,000	A2(a)	San Diego County Regional Airport Authority, Revenue Bonds, Series A, 4.000% due 7/1/51	491,037
485,000	Aa3(a)	San Diego Public Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 8/1/43	522,205

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

California — 16.0% — (continued)
$500,000	A+	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, AMT, Series 2020, 4.000% due 5/1/39(d)	$499,822
500,000	AA	San Francisco City & County Public Utilities Commission Wastewater Revenue, Revenue Bonds, Green Bond, Series A, 5.000% due 10/1/44	563,804
475,000	Aa2(a)	Sonoma Valley Unified School District, GO, 4.000% due 8/1/38	483,775
1,000,000	AA-	State of California, GO, 5.000% due 4/1/31	1,165,588

		Total California	16,086,114

Colorado — 1.2%
750,000	AA-	City & County of Denver, Airport System Revenue, Revenue Bonds, AMT, Series A, 5.000% due 11/15/30(d)	789,068
500,000	AA	Colorado Health Facilities Authority, Revenue Bonds, Adventhealth Obligated, Series A, 3.000% due 11/15/51	378,371

		Total Colorado	1,167,439

Connecticut — 0.6%
500,000	AA-	State of Connecticut, GO, Series E, 5.000% due 11/15/28	553,923

District of Columbia — 1.1%
2,075,000	WD(e)	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Capital Appreciation Asset-Backed, Series B, zero coupon due 6/15/46	446,056
700,000	AA-	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, AMT, Series A, 4.000% due 10/1/36(d)	701,467

		Total District of Columbia	1,147,523

Florida — 5.9%
500,000	NR	Boggy Creek Improvement District, Special Assessment, Series 2013, 5.125% due 5/1/43	500,046
1,000,000	A	Brevard County Health Facilities Authority, Revenue Bonds, Health First Obligated Group, Series A, 5.000% due 4/1/47	1,053,382
665,000	AA+	Broward County, Water & Sewer Utility Revenue, Revenue Bonds, Series A, 4.000% due 10/1/45	667,088
225,000	Baa3(a)	Capital Projects Finance Authority, Revenue Bonds, Florida University Project, Series A1, 5.000% due 10/1/26	229,155
		Capital Trust Agency Inc., Revenue Bonds:
100,000	Ba1(a)	Viera Charter Schools Inc. Project, Series A, 4.000% due 10/15/29(c)	97,588
2,500,000	NR	Wonderful Foundations Charter, Series B, zero coupon due 1/1/60	144,894
1,400,000	A+	City of Cape Coral, Water & Sewer Revenue, Revenue Bonds, 5.000% due 10/1/39	1,464,722
130,000	NR	Finley Woods Community Development District, Special Assessment, Area One, 3.150% due 5/1/25	128,372
		Florida Development Finance Corp., Revenue Bonds:
190,000	NR	Waste Pro USA Inc. Project, AMT, 5.000% due 5/1/29(c)(d)	186,019
100,000	BBB	Mater Academy Project, Series A, 5.000% due 6/15/56	99,439
275,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	270,988
1,000,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Orlando Health Obligated Group, Series A, 5.000% due 10/1/53	1,064,736

		Total Florida	5,906,429

Georgia — 4.7%
1,000,000	AA	Augusta, GO, 5.000% due 10/1/25	1,033,348
250,000	AA-	City of Atlanta, Water & Wastewater Revenue, Revenue Bonds, 5.000% due 11/1/40	253,785
450,000	AA+	Henry County School District, GO, 5.000% due 8/1/25	462,471
		Main Street Natural Gas Inc., Revenue Bonds:
2,500,000	Aa1(a)	Series A, 4.000% due 7/1/52(b)	2,508,877
435,000	A3(a)	Series A, 5.000% due 6/1/53(b)	458,053

		Total Georgia	4,716,534

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Guam — 0.0%@
		Territory of Guam, Revenue Bonds:
$15,000	Baa3(a)	Series A, 5.000% due 11/1/27	$15,722
15,000	Baa3(a)	Series A, 5.000% due 11/1/28	15,912
15,000	Baa3(a)	Series A, 5.000% due 11/1/29	16,076

		Total Guam	47,710

Illinois — 1.1%
600,000	A	Illinois Finance Authority, Revenue Bonds, DePaul University, 5.000% due 10/1/36	621,295
		State of Illinois, GO:
260,000	A-	Series C, 5.000% due 12/1/45	279,291
150,000	A-	Series C, 5.000% due 12/1/46	160,452

		Total Illinois	1,061,038

Indiana — 1.6%
1,000,000	A+	Indiana Municipal Power Agency, Revenue Bonds, Power Supply, Series C, 5.000% due 1/1/37	1,033,746
500,000	AA+	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Series D, 6.000% due 2/1/48	589,713

		Total Indiana	1,623,459

Kansas — 0.3%
250,000	Aaa(a)	Kansas Development Finance Authority, Revenue Bonds, Series R, 5.000% due 5/1/41	283,850

Kentucky — 0.2%
230,000	NR	City of Henderson, Revenue Bonds, AMT, Pratt Paper LLC Project, Series A, 4.450% due 1/1/42(c)(d)	224,999

Louisiana — 0.5%
		New Orleans Aviation Board, AMT, General Airport North Terminal, Revenue Bonds:
250,000	A	Series B, 5.000% due 1/1/38(d)	255,855
250,000	A	Series B, 5.000% due 1/1/37(d)	256,637

		Total Louisiana	512,492

Maryland — 1.7%
		City of Baltimore, Tax Allocation, Harbor Point Project:
200,000	NR	Series A, 2.750% due 6/1/24(c)	199,109
125,000	NR	Series A, 2.800% due 6/1/25(c)	122,471
135,000	NR	Series A, 2.850% due 6/1/26(c)	130,479
500,000	AAA	County of Prince George’s, GO, Series A, 5.000% due 8/1/40	578,819
630,000	Baa3(a)	Maryland Economic Development Corp., Revenue Bonds, Green Bond, Purple Line Light Rail Project, AMT, Series B, 5.250% due 6/30/55(d)	641,219

		Total Maryland	1,672,097

Massachusetts — 2.8%
1,000,000	AAA	City of Boston, GO, Series A, 5.000% due 11/1/37	1,172,931
550,000	AA+	Commonwealth of Massachusetts, GO, Series C, 5.000% due 10/1/48	603,256
1,000,000	AA+	Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds, Series A1, 5.000% due 7/1/44	1,042,600

		Total Massachusetts	2,818,787

Michigan — 2.4%
535,000	AA	City of Lansing, GO, Series B, AGM-Insured, 5.000% due 6/1/25	547,401
1,000,000	AA-	Lansing Board of Water & Light, Revenue Bonds, Series A, 5.250% due 7/1/54	1,107,070
190,000	A1(a)	Michigan Finance Authority, Revenue Bonds, McLaren Health Care Corp., Series D2, 1.200% due 10/15/38(b)	169,969
500,000	AA+	Michigan State Housing Development Authority, Revenue Bonds, Series D, 5.100% due 12/1/37	548,068

		Total Michigan	2,372,508

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Nebraska — 1.6%
$500,000	A2(a)	Central Plains Energy Project, Revenue Bonds, Series 1, 5.000% due 5/1/53(b)	$524,992
1,000,000	AA	Omaha Public Power District, Revenue Bonds, Series A, 5.250% due 2/1/48	1,117,403

		Total Nebraska	1,642,395

New Jersey — 3.6%
100,000	BBB	Camden County Improvement Authority (The), Revenue Bonds, KIPP Cooper Norcross High School, 6.000% due 6/15/62	107,676
		New Jersey Economic Development Authority, Revenue Bonds:
110,000	NR	Golden Door Charter School Project, Series A, 5.125% due 11/1/29(c)	110,241
1,000,000	A-	Series RRR, 5.000% due 3/1/28	1,082,107
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
1,250,000	A+	Highway Reimbursement, Series A, 5.000% due 6/15/30	1,303,006
1,000,000	A-	Series A, 4.000% due 6/15/40	1,015,646

		Total New Jersey	3,618,676

New York — 11.3%
		City of New York, GO:
490,000	AA	Remarketing, Series J11, 5.000% due 8/1/26	513,119
1,000,000	AA	Series B, 5.250% due 10/1/47	1,106,014
		New York City Municipal Water Finance Authority, Revenue Bonds:
500,000	AA+	Series CC1, 4.000% due 6/15/51	488,954
500,000	AA+	Series DD1, 5.000% due 6/15/49	526,704
1,800,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S1, 5.000% due 7/15/43	1,832,402
		New York State Dormitory Authority, Revenue Bonds:
1,000,000	Aa1(a)	Series A, 5.250% due 3/15/37	1,094,168
500,000	AA+	Bidding Group, Series B, Unrefunded Portion, 5.000% due 2/15/43	522,392
		New York State Thruway Authority, Revenue Bonds:
180,000	AA+	Series A, 4.125% due 3/15/52	177,166
1,000,000	A+	Series P, 5.000% due 1/1/40	1,139,523
225,000	Baa3(a)	New York Transportation Development Corp., Revenue Bonds, Delta Air Lines Inc. — LaGuardia, AMT, 4.000% due 10/1/30(d)	224,902
		Port Authority of New York & New Jersey, Revenue Bonds:
1,000,000	AA-	Series 230, 3.000% due 12/1/31	994,902
500,000	AA-	Series 241, 5.000% due 7/15/41	569,436
1,000,000	AA+	Triborough Bridge & Tunnel Authority Sales Tax Revenue, Revenue Bonds, Triborough Bridge and Tunnel Authority Capital Lockbox, Series A, 5.000% due 5/15/40	1,138,218
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
660,000	AA+	Series C, 5.250% due 5/15/52	726,330
275,000	AA+	Series C1A, 5.000% due 5/15/39	311,273

		Total New York .	11,365,503

North Carolina — 1.8%
500,000	AA	City of Fayetteville, Public Works Commission Revenue, Revenue Bonds, 5.000% due 3/1/26	521,246
175,000	BBB(e)	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement, Series B1, 4.250% due 10/1/28(f)	175,338
1,000,000	AA	North Carolina Turnpike Authority, Revenue Bonds, Triangle Expressway System, Series A, AGM-Insured, 5.000% due 1/1/58	1,069,216

		Total North Carolina	1,765,800

North Dakota — 0.4%
495,000	Aa1(a)	North Dakota Housing Finance Agency, Revenue Bonds, Water and Sewer System, Series A, 3.700% due 1/1/46	448,567

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Ohio — 1.1%
		Buckeye Tobacco Settlement Financing Authority, Revenue Bonds:
$85,000	BBB+	Series A2, 3.000% due 6/1/48	$65,041
450,000	NR	Series B2, 5.000% due 6/1/55	429,461
600,000	Baa3(a)	Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Remarketing, Series A, 2.875% due 2/1/26	578,432

		Total Ohio	1,072,934

Oregon — 1.1%
1,000,000	AA-	Port of Portland Airport Revenue, Revenue Bonds, Green Bond, AMT, Series 29, 5.000% due 7/1/38(d)	1,101,058

Pennsylvania — 1.0%
		Pennsylvania Turnpike Commission, Revenue Bonds:
170,000	A+	Series A, 4.000% due 12/1/45	168,804
830,000	A+	Series A, 4.000% due 12/1/46	819,281

		Total Pennsylvania	988,085

Puerto Rico — 1.1%
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
664,000	NR	Series A1, 4.750% due 7/1/53	664,380
130,000	NR	Series A1, zero coupon due 7/1/24	128,575
225,000	NR	Series A1, zero coupon due 7/1/46	73,252
216,000	NR	Series A2, 4.784% due 7/1/58	215,460

		Total Puerto Rico .	1,081,667

South Carolina — 3.1%
2,000,000	A	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Prisma Health Obligation Group, Series A, 5.000% due 5/1/28	2,123,335
1,000,000	A+	South Carolina Ports Authority, Revenue Bonds, AMT, 5.000% due 7/1/43(d)	1,029,842

		Total South Carolina	3,153,177

Tennessee — 2.7%
470,000	Aa2(a)	City of Johnson, GO, Series B, 5.000% due 6/1/25	481,763
1,000,000	AA+	County of Knox, GO, 5.000% due 6/1/25	1,024,164
245,000	Baa1(a)	Tennergy Corp., Revenue Bonds, Gas Supply, Series A, 5.500% due 10/1/53(b)	262,011
500,000	BBB+	Tennessee Energy Acquisition Corp., Revenue Bonds, Series C, 5.000% due 2/1/25	501,153
485,000	Aa2(a)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	485,390

		Total Tennessee	2,754,481

Texas — 8.2%
		City of Dallas, GO:
630,000	AA-	5.000% due 2/15/28	686,664
500,000	AA-	Series A, 5.000% due 2/15/37	579,605
100,000	BB-	City of Houston, Airport System Revenue, Revenue Bonds, AMT, Series B1, 5.000% due 7/15/30(d)	100,268
500,000	Aa3(a)	City of Houston, GO, Series A, 5.250% due 3/1/40	576,618
100,000	Aaa(a)	Crowley Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/1/48	110,330
500,000	AAA	Dalhart Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/42	552,387
995,000	AAA	Laredo Independent School District, GO, PSF-GTD-Insured, 4.000% due 8/1/25	1,008,681
455,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Beta Academy, 3.375% due 8/15/29(c)	420,522
1,000,000	AA-	North Texas Tollway Authority, Revenue Bonds, Series A, 5.000% due 1/1/39	1,027,516
795,000	Aaa(a)	Northside Independent School District, GO, PSF-GTD-Insured, 0.700% due 6/1/50(b)	769,870
145,000	Aaa(a)	Northwest Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/48	157,527
1,250,000	AA+	San Antonio Water System, Revenue Bonds, Junior Lien Revenue and Refunding Bonds, Series C, 5.000% due 5/15/46	1,286,097

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Texas — 8.2% — (continued)
$1,000,000	AA-	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Methodist Hospitals of Dallas, 4.000% due 10/1/52	$953,306

		Total Texas	8,229,391

Utah — 1.0%
500,000	Aaa(a)	Canyons School District, GO, Utah School Bonds Guaranty Program, SCH BD GTY-Insured, 2.500% due 6/15/30	476,798
500,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	537,824

		Total Utah	1,014,622

Virginia — 2.9%
500,000	AA+	Albemarle County Economic Development Authority, Revenue Bonds, Series A, 5.000% due 6/1/38	578,826
1,000,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, 4.000% due 7/1/52	973,712
1,000,000	AA+	Virginia College Building Authority, Revenue Bonds, 21st Century College Equipment Program, 5.000% due 2/1/32	1,177,910
80,000	AA+	Virginia Housing Development Authority, Revenue Bonds, Series G, 5.150% due 11/1/52	84,517
100,000	BBB	Virginia Small Business Financing Authority, Revenue Bonds, AMT, 4.000% due 1/1/48(d)	93,084

		Total Virginia	2,908,049

Washington — 3.1%
1,000,000	AA+	King County School District No. 401 Highline, GO, SCH BD GTY-Insured, 5.000% due 12/1/35	1,094,872
1,500,000	AA+	State of Washington, GO, Series R-2022, 4.000% due 7/1/33	1,628,699
		Washington State Housing Finance Commission, Revenue Bonds:
100,000	BB(e)	Transforming Age Projects, Series A, 5.000% due 1/1/26(c)	97,532
285,000	Ba2(a)	Spokane Int Acad Project, Series A, 4.000% due 7/1/26(c)	272,247

		Total Washington	3,093,350

West Virginia — 0.5%
435,000	AA-	State of West Virginia, GO, Series A, 5.000% due 6/1/26	455,388

Wisconsin — 2.8%
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,300,000	AA-	Aspirus Inc. Obligation Group, Series A, 4.000% due 8/15/40	1,263,322
500,000	AA	Milwaukee Regional Medical Center Thermal Service Obligated Group, 5.000% due 4/1/37	528,718
1,000,000	AA+	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series A, 3.250% due 9/1/26	999,775

		Total Wisconsin	2,791,815

		TOTAL MUNICIPAL BONDS (Cost — $92,205,077)	92,556,638

SHORT-TERM INVESTMENTS — 7.4%

TIME DEPOSITS — 7.4%
5,200,533		JPMorgan Chase & Co. — New York, 4.680% due 3/1/24	5,200,533
2,215,501		Skandinaviska Enskilda Banken AB — Stockholm, 4.680% due 3/1/24	2,215,501

		TOTAL SHORT-TERM INVESTMENTS (Cost—$7,416,034)	7,416,034

		TOTAL INVESTMENTS — 99.7% (Cost — $99,621,111)	99,972,672

		Other Assets in Excess of Liabilities — 0.3%	254,602

		TOTAL NET ASSETS — 100.0%	$100,227,274

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

@	The amount is less than 0.05%.
(a)	Rating by Moody’s Investors Service.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at February 29, 2024.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 29, 2024, amounts to $5,577,818 and represents 5.6% of net assets.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(e)	Rating by Fitch Ratings Service.
(f)	When-issued security.

At February 29, 2024, for Municipal Bond Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Municipal Bond Fund	$99,621,111	$1,941,055	$(1,589,494)	$351,561

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal
AMT	— Alternative Minimum Tax
GO	— General Obligation
PSF-GTD	— Permanent School Fund Guaranteed
SCH BD GTY	— Oregon School Bond Guaranty

Summary of Investments by Industry^
General Obligation	37.1%
Health Care Providers & Services	8.1
School District	7.2
Transportation	6.6
Water and Sewer	6.6
Airport	5.9
Utilities	3.8
Power	3.3
Single Family Housing	3.1
Education	2.9
Tobacco Settlement	2.8
Development	2.2
Multifamily Housing	1.3
Higher Education	0.6
Bond Bank	0.6
Nursing Homes	0.3
Housing	0.2
Short-Term Investments	7.4

Total Investments	100.0%

^	As a percentage of total investments.

See pages 264-265 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 108.4%
$599,712	U.S. Treasury Bonds, 2.125% due 2/15/54	$604,597
	U.S. Treasury Inflation Indexed Bonds:
1,969,069	2.375% due 1/15/25	1,969,662
2,353,797	2.000% due 1/15/26	2,347,575
2,045,501	1.750% due 1/15/28	2,028,904
2,827,741	3.625% due 4/15/28	3,009,238
1,560,162	2.500% due 1/15/29	1,603,390
2,326,815	3.875% due 4/15/29	2,546,723
41,476	3.375% due 4/15/32(a)	45,851
823,136	2.125% due 2/15/40	833,311
910,468	2.125% due 2/15/41	922,149
2,443,536	0.750% due 2/15/42	1,949,771
2,121,362	0.625% due 2/15/43	1,625,197
2,461,238	1.375% due 2/15/44	2,152,962
2,891,839	0.750% due 2/15/45	2,214,478
2,705,693	1.000% due 2/15/46	2,162,685
1,766,329	0.875% due 2/15/47	1,361,385
1,268,798	1.000% due 2/15/48	997,678
975,208	1.000% due 2/15/49	764,147
1,145,395	0.250% due 2/15/50(a)	719,995
1,413,840	0.125% due 2/15/51	843,126
991,728	0.125% due 2/15/52(a)	582,391
1,754,281	1.500% due 2/15/53	1,529,249
	U.S. Treasury Inflation Indexed Notes:
1,162,674	0.125% due 7/15/24	1,163,233
3,467,211	0.125% due 10/15/24	3,441,169
1,683,604	0.250% due 1/15/25	1,654,228
4,037,670	0.125% due 4/15/25	3,937,428
1,940,250	0.375% due 7/15/25	1,897,964
4,019,480	0.125% due 10/15/25	3,901,092
3,563,050	0.625% due 1/15/26	3,464,731
2,690,241	0.125% due 4/15/26	2,577,478
4,651,710	0.125% due 7/15/26(b)	4,456,936
4,153,435	0.125% due 10/15/26	3,962,529
2,831,788	0.375% due 1/15/27	2,701,620
2,716,050	0.125% due 4/15/27	2,559,606
2,896,694	0.375% due 7/15/27	2,754,585
4,349,100	1.625% due 10/15/27(b)	4,309,972
8,180,203	0.500% due 1/15/28(b)	7,736,293
1,022,660	1.250% due 4/15/28(h)	993,082
4,044,853	0.750% due 7/15/28	3,860,228
4,406,512	2.375% due 10/15/28	4,508,793
1,202,672	0.875% due 1/15/29	1,144,867
3,318,159	0.250% due 7/15/29	3,051,253
5,055,140	0.125% due 1/15/30(b)	4,556,678
3,792,588	0.125% due 7/15/30	3,403,866
5,196,568	0.125% due 1/15/31(b)	4,605,079
7,107,283	0.125% due 7/15/31(b)	6,268,424
4,758,294	0.125% due 1/15/32	4,142,997
8,973,875	0.625% due 7/15/32(b)	8,115,617
4,428,054	1.125% due 1/15/33	4,143,086
6,767,000	1.375% due 7/15/33(h)	6,479,129

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $148,455,276)	138,606,427

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.5%
			Alternative Loan Trust:
$175,046		Caa2(c)	Series 2006-HY11, Class A1, 5.675% (1-Month Term SOFR + 0.354%) due 6/25/36(d)	$153,283
27,874		WR(c)	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	23,041
388,367		Caa3(c)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(d)	306,509
300,000		Aaa(c)	ARES L CLO Ltd., Series 2018-50A, Class AR, 6.626% (3-Month Term SOFR + 1.312%) due 1/15/32(d)(e)	300,466
16,251		WR(c)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 5.373% due 5/25/33(d)	15,203
125,670		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 6.410% (1-Month Term SOFR + 1.089%) due 6/25/34(d)	130,561
299,718	EUR	Aaa(c)	Cairn CLO X DAC, Series 2018-10A, Class AR, 4.722% (3-Month EURIBOR + 0.780%) due 10/15/31(d)(e)	321,805
444,402	EUR	Aaa(c)	Carlyle Euro CLO DAC, Series 2018-2A, Class A1A, 4.752% (3-Month EURIBOR + 0.800%) due 8/28/31(d)(e)	477,590
299,345	EUR	Aaa(c)	Carlyle Global Markets Strategis Euro CLO Ltd., Series 2014-2A, Class AR-1, 4.651% (3-Month EURIBOR + 0.750%) due 11/15/31(d)(e)	320,267
27,801		WR(c)	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 5.795% (1-Month Term SOFR + 0.474%) due 3/25/35(d)(e)	26,489
			CHL Mortgage Pass-Through Trust:
465,057		WR(c)	Series 2005-HYB6, Class 2A1, 4.738% due 10/20/35(d)	442,743
42,926		WR(c)	Series 2005-HYB9, Class 2A1, 7.873% (1-Year Term SOFR + 2.465%) due 2/20/36(d)	37,960
80,369		Caa2(c)	Series 2006-6, Class A4, 6.000% due 4/25/36	39,846
120,107		WD(f)	Series 2007-1, Class A1, 6.000% due 3/25/37	56,534
			Citigroup Mortgage Loan Trust:
2,928		WR(c)	Series 2004-HYB2, Class 2A, 6.243% due 3/25/34(d)	2,560
108,982		Caa2(c)	Series 2007-AR4, Class 1A1A, 4.653% due 3/25/37(d)	89,656
15,059		WR(c)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	14,195
164,096		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 5.585% (1-Month Term SOFR + 0.264%) due 9/29/36(d)(e)	158,919
			Credit-Based Asset Servicing & Securitization LLC:
153,000		CCC	Series 2005-CB3, Class M4, 3.520% (1-Month Term SOFR + 1.164%) due 6/25/35(d)	145,486
689,998		D	Series 2007-CB6, Class A3, 5.670% (1-Month Term SOFR + 0.334%) due 7/25/37(d)(e)	447,885
			CWABS Asset-Backed Certificates Trust:
149,011		Caa2(c)	Series 2004-7, Class MV5, 3.883% (1-Month Term SOFR + 1.839%) due 11/25/34(d)	124,770
256,429		CC	Series 2007-1, Class 1A, 5.575% (1-Month Term SOFR + 0.254%) due 7/25/37(d)	232,448
53,980		D	Series 2007-6, Class 1A, 5.635% (1-Month Term SOFR + 0.314%) due 9/25/37(d)	47,359
271,836		CCC	Series 2007-8, Class 1A1, 5.625% (1-Month Term SOFR + 0.304%) due 11/25/37(d)	251,458
500,000	EUR	AAA	Dryden 44 Euro CLO, Series 2015-44A, Class A1RR, 4.822% (3-Month EURIBOR + 0.880%) due 4/15/34(d)(e)	534,011
189,242		Aaa(c)	Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 6.556% (3-Month Term SOFR + 1.242%) due 4/15/28(d)(e)	189,347
559,903		B	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 6.535% (1-Month Term SOFR + 1.214%) due 5/25/37(d)(e)	539,712
600,000		AAA	Elmwood CLO 24 Ltd., Series 2023-3A, Class A1, 7.044% (3-Month Term SOFR + 1.700%) due 12/11/33(d)(e)	600,310
500,000		NR	Freddie Mac Multifamily Structured Pass Through Certificates, Series KBX1, Class A2, 2.920% due 1/25/26	486,464
			Government National Mortgage Association (GNMA):
225,717		NR	Series 2018-H15, Class FG, 6.246% (1-Year Term SOFR + 0.865%) due 8/20/68(d)	221,101
508,477		NR	Series 2023-H11, Class FC, 6.424% (30-Day Average SOFR + 1.100%) due 5/20/73(d)	513,966
2,660,647		NR	Series 2023-H19, Class FA, 6.224% (30-Day Average SOFR + 0.900%) due 8/20/73(d)	2,660,329
19,168		Caa3(c)	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.720% due 3/25/46	10,155
3,137		AA-	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 6.114% (1-Month Term SOFR + 0.794%) due 6/20/35(d)	2,891

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.5% — (continued)
198,474	EUR	AAA	Harvest CLO XI DAC, Series 11A, Class ARR, 4.566% (3-Month EURIBOR + 0.650%) due 6/26/30(d)(e)	$213,500
$41,035		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 6.075% (1-Month Term SOFR + 0.754%) due 7/25/45(d)	32,403
112,306		CCC	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 5.895% (1-Month Term SOFR + 0.574%) due 3/25/36(d)	102,153
57,172		A-	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 6.815% (1-Month Term SOFR + 1.497%) due 12/15/31(d)(e)	47,882
249,618		Aaa(c)	LCM Loan Income Fund I Ltd., Series 1A, Class A, 6.609% (3-Month Term SOFR + 1.292%) due 4/20/31(d)(e)	249,680
204,867		WD(f)	Lehman XS Trust, Series 2007-20N, Class A1, 7.735% (1-Month Term SOFR + 2.414%) due 12/25/37(d)	194,800
151,261		CC	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 5.675% (1-Month Term SOFR + 0.354%) due 8/25/36(d)	60,682
600,000		Aaa(c)	LUX Trust LION, Class A, 8.008% (1-Month Term SOFR + 2.690%) due 8/15/40(d)(e)	607,382
277,002	EUR	Aaa(c)	Man GLG Euro CLO V DAC, Series 5A, Class A1R, 4.615% (3-Month EURIBOR + 0.690%) due 12/15/31(d)(e)	297,068
267,957		AAA(f)	Marathon Static CLO, Series 2022-18A, Class A1R, 7.068% (3-Month Term SOFR + 1.750%) due 7/20/30(d)(e)	268,070
195,260		AAA	MKS CLO Ltd., Series 2017-2A, Class A, 6.769% (3-Month Term SOFR + 1.452%) due 1/20/31(d)(e)	195,553
3,896		WR(c)	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 5.912% (1-Month Term SOFR + 0.594%) due 6/15/30(d)	3,709
300,000		AAA(f)	Neuberger Berman Loan Advisers NBLA CLO 53 Ltd., Series 2023-53A, Class A, 6.929% (3-Month Term SOFR + 1.590%) due 10/24/32(d)(e)	302,165
			New Residential Mortgage Loan Trust:
32,133		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(d)(e)	30,939
163,624		Aaa(c)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(d)(e)	154,336
			Option One Mortgage Loan Trust:
87,627		CC	Series 2007-1, Class 1A1, 5.575% (1-Month Term SOFR + 0.254%) due 1/25/37(d)	55,418
82,746		D	Series 2007-2, Class 1A1, 5.575% (1-Month Term SOFR + 0.254%) due 3/25/37(d)	54,882
163,070		Aaa(c)	OZLM VIII Ltd., Series 2014-8A, Class A1R3, 6.558% (3-Month Term SOFR + 1.242%) due 10/17/29(d)(e)	163,145
600,000	EUR	Aaa(c)	Palmer Square European Loan Funding DAC, Series 2023-3A, Class A, 5.494% (3-Month EURIBOR + 1.500%) due 5/15/33(d)(e)	649,436
161,353		A	RASC Trust, Series 2006-KS3, Class M1, 5.930% (1-Month Term SOFR + 0.444%) due 4/25/36(d)	158,532
505,550		WD(f)	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	169,644
			Securitized Asset-Backed Receivables LLC Trust:
444,269		D	Series 2006-FR3, Class A3, 5.935% (1-Month Term SOFR + 0.614%) due 5/25/36(d)	236,714
92,190		D	Series 2006-HE2, Class A2C, 5.735% (1-Month Term SOFR + 0.414%) due 7/25/36(d)	37,113
72,649		WR(c)	Sequoia Mortgage Trust, Series 6, Class A, 6.074% (1-Month Term SOFR + 0.754%) due 4/19/27(d)	69,856
			Soundview Home Loan Trust:
197,165		CC	Series 2007-OPT1, Class 1A1, 5.635% (1-Month Term SOFR + 0.314%) due 6/25/37(d)	134,663
48,114		CCC	Series 2007-OPT2, Class 2A3, 5.615% (1-Month Term SOFR + 0.294%) due 7/25/37(d)	42,603
494,143	EUR	Aaa(c)	St Paul’s CLO DAC, Series 4A, Class ARR1, 4.778% (3-Month EURIBOR + 0.830%) due 4/25/30(d)(e)	530,511
49,302		Aaa(c)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 6.456% (3-Month Term SOFR + 1.142%) due 4/15/27(d)(e)	49,393
500,000		Aaa(c)	VMC Finance LLC, Series 2022-FL5, Class A, 7.224% (30-Day Average SOFR + 1.900%) due 2/18/39(d)(e)	495,062

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.5% — (continued)
			Voya CLO Ltd.:
$227,991		Aaa(c)	Series 2017-1A, Class A1R, 6.528% (3-Month Term SOFR + 1.212%) due 4/17/30(d)(e)	$228,182
177,038		AAA	Series 2017-2A, Class A1R, 6.556% (3-Month Term SOFR + 1.242%) due 6/7/30(d)(e)	177,348
			WaMu Mortgage Pass-Through Certificates Trust:
5,409		Baa1(c)	Series 2002-AR2, Class A, 4.376% (11th District Cost of Funds Index + 1.250%) due 2/27/34(d)	5,046
2,131		WR(c)	Series 2002-AR17, Class 1A, 6.281% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(d)	1,947

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $16,864,080)	15,945,136

MORTGAGE-BACKED SECURITIES — 9.4%

FHLMC — 0.4%
			Federal Home Loan Mortgage Corp. (FHLMC):
93,031			3.000% due 7/1/52	79,727
478,275			6.500% due 10/1/53	487,533

			Total FHLMC	567,260

FNMA — 9.0%
			Federal National Mortgage Association (FNMA):
35,308			4.000% due 3/1/50	32,865
183,221			3.000% due 5/1/52	157,053
91,977			4.500% due 10/1/52	87,030
200,000			3.500% due 3/1/54(g)	177,873
800,000			4.500% due 3/1/54(g)	756,517
1,600,000			5.500% due 3/1/54(g)	1,582,114
2,800,000			6.000% due 3/1/54(g)	2,811,850
2,000,000			6.500% due 3/1/54(g)	2,035,316
2,700,000			4.000% due 4/1/54(g)	2,485,364
1,400,000			5.000% due 4/1/54(g)	1,357,427

			Total FNMA	11,483,409

			TOTAL MORTGAGE-BACKED SECURITIES (Cost — $12,126,008)	12,050,669

SOVEREIGN BONDS — 5.2%

Canada — 0.3%
			Canadian Government Real Return Bonds:
540,729	CAD	AAA	4.250% due 12/1/26	426,341
60,900	CAD	AAA	0.500% due 12/1/50	33,894

			Total Canada	460,235

France — 0.9%
			French Republic Government Bonds OAT:
705,756	EUR	AA-u(f)	0.100% due 3/1/26(e)	752,312
235,616	EUR	AA-u(f)	0.100% due 7/25/31(e)	246,842
115,671	EUR	AA-u(f)	0.100% due 7/25/38(e)	113,866

			Total France	1,113,020

Italy — 2.9%
			Italy Buoni Poliennali Del Tesoro:
3,090,483	EUR	NR	1.400% due 5/26/25(e)	3,306,291
358,347	EUR	Baa3u(c)	0.400% due 5/15/30(e)	361,027

			Total Italy	3,667,318

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Japan — 1.1%
			Japanese Government CPI Linked Bonds:
63,718,230	JPY	A1(c)	0.100% due 3/10/28	$446,918
143,716,340	JPY	A1(c)	0.100% due 3/10/29	1,011,378

			Total Japan	1,458,296

			TOTAL SOVEREIGN BONDS (Cost — $7,643,936)	6,698,869

CORPORATE BONDS & NOTES — 0.4%

Banks — 0.1%
100,000	GBP	BBB	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	123,486
35,758	DKK	AAA	Nykredit Realkredit AS, Covered Notes, 1.000% due 10/1/50	3,977

			Total Banks	127,463

Diversified Financial Services — 0.3%
			Jyske Realkredit AS, Covered Notes:
3,427,107	DKK	AAA	1.000% due 10/1/50	381,033
99,012	DKK	AAA	1.500% due 10/1/53	10,898
100,000	DKK	AAA	Nordea Kredit Realkreditaktieselskab, Covered Notes, 1.500% due 10/1/53	9,897
			Realkredit Danmark AS, Covered Notes:
18,628	DKK	AAA	1.000% due 10/1/53	2,050
178,175	DKK	AAA	1.500% due 10/1/53	20,586

			Total Diversified Financial Services	424,464

			TOTAL CORPORATE BONDS & NOTES (Cost — $753,762)	551,927

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $185,843,062)	173,853,028

SHORT-TERM INVESTMENTS — 0.8%

TIME DEPOSITS — 0.8%
$687,751			ANZ National Bank — London, 4.680% due 3/1/24	687,751
548	CAD		BBH — New York, 3.830% due 3/1/24	404
			BNP Paribas — Paris:
456	SGD		2.560% due 3/1/24	339
55,873	AUD		3.100% due 3/1/24	36,315
59,909	NZD		3.250% due 3/1/24	36,473
951	GBP		4.150% due 3/1/24	1,201
			DNB — Oslo:
16,153	SEK		2.700% due 3/1/24	1,558
189,211	EUR		2.820% due 3/1/24	204,499
			Skandinaviska Enskilda Banken AB — Stockholm:
212,988	DKK		2.500% due 3/1/24	30,884
470	NOK		3.320% due 3/1/24	44
5,328	ZAR		Standard Chartered Bank — Johannesburg, 6.430% due 3/1/24	278
1,285,288	JPY		Sumitomo Mitsui Banking Corp. — Tokyo, (0.420)% due 3/1/24	8,574

			TOTAL SHORT-TERM INVESTMENTS (Cost — $1,008,320)	1,008,320

			TOTAL INVESTMENTS — 136.7% (Cost — $186,851,382)	174,861,348

			Liabilities in Excess of Other Assets — (36.7)%	(46,949,608)

			TOTAL NET ASSETS — 100.0%	$127,911,740

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

(a)	All or a portion of this security is held at the broker as collateral for open OTC swap contracts.
(b)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	Rating by Moody’s Investors Service.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at February 29, 2024.
(e)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 29, 2024, amounts to $13,356,791 and represents 10.4% of net assets.

(f)	Rating by Fitch Ratings Service.
(g)	This security is traded on a TBA basis (see Note 1).
(h)	All or a portion of these securities were purchased in a sale-buyback transaction. The value of these securities total $7,472,211 which represents 5.8% of net assets.

At February 29, 2024, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Inflation-Linked Fixed Income Fund	$186,851,382	$5,774,735	$(17,323,415)	$(11,548,680)

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
DAC	— Designated Activity Company
EURIBOR	— Euro Interbank Offered Rate
LLC	— Limited Liability Company
OAT	— Obligations assimilables du Trésor
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
U.S. Government Obligations	79.3%
Collateralized Mortgage Obligations	9.1
Mortgage-Backed Securities	6.9
Sovereign Bonds	3.8
Corporate Bonds & Notes	0.3
Short-Term Investments	0.6

Total Investments	100.0%

^	As a percentage of total investments.

At February 29, 2024, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
5,900,000	232,578	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Call	BCLY	10/6/25	3.150%	$102,271
5,900,000	232,578	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Put	BCLY	10/6/25	3.150%	30,780
5,100,000	$285,746		OTC 2-Year Swaption, 3-Month USD-LIBOR, Call	BCLY	3/20/24	3.900%	1,017
4,800,000	268,937		OTC 2-Year Swaption, 3-Month USD-LIBOR, Call	BCLY	5/13/24	4.269%	16,815
4,700,000	263,334		OTC 2-Year Swaption, 3-Month USD-LIBOR, Call	BNP	4/16/24	3.800%	2,765

			Total Interest Rate Swaptions				$153,648

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Option on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price		Value
45	10,837,688EUR	3-Month EURIBOR Futures, Call	SOG	4/12/24	EUR	96.75	$1,520

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $233,410)					$155,168

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 29, 2024, Inflation-Linked Fixed Income Fund held the following Reverse Repurchase Agreement:

Face Amounts†	Security	Value
$36,044,076	Nomura Securities International, Inc., 5.420% due 3/6/24 (Proceeds — $36,044,076)	$ 36,044,076

†	Amount denominated in U.S. dollars, unless otherwise noted.

For the period ended February 29, 2024, the daily average borrowing and interest rate under the reverse repurchase agreements were $36,666,019 and 5.442%, respectively.

At February 29, 2024, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro-Bobl Futures	12	3/24	$1,521,918	$1,507,327	$(14,591)
Euro-BTP Futures	9	3/24	1,116,953	1,146,059	29,106
U.S. Treasury 5-Year Note Futures	42	6/24	4,496,953	4,490,062	(6,891)
U.S. Treasury Long Bond Futures	18	6/24	2,121,609	2,146,500	24,891
U.S. Ultra Long Bond Futures	39	6/24	4,448,595	4,452,703	4,108

					36,623

Contracts to Sell:
Euro-Bund Futures	22	6/24	3,125,198	3,144,825	(19,627)
Euro-Buxl 30-Year Bond Futures	3	3/24	422,420	431,758	(9,338)
Euro-OAT Futures	3	6/24	411,698	413,179	(1,481)
Euro-Schatz Note Futures	74	3/24	8,477,725	8,409,813	67,912
Euro-Schatz Note Futures	13	6/24	1,484,614	1,484,846	(232)
Short Euro-BTP Futures	15	6/24	1,713,825	1,714,419	(594)
U.S. Treasury 2-Year Note Futures	9	6/24	1,842,865	1,842,750	115
U.S. Treasury 10-Year Note Futures	132	6/24	14,579,813	14,577,751	2,062
U.S. Treasury Ultra Long Bond Futures	31	6/24	3,880,104	3,964,125	(84,021)

					(45,204)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(8,581)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 29, 2024, Inflation-Linked Fixed Income Fund had deposited cash of $529,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

At February 29, 2024, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Canadian Dollar	610,539	USD	449,207	BCLY	$449,869	3/4/24	$662
Danish Krone	1,392,878	USD	202,159	MLP	201,973	3/4/24	(186)
Danish Krone	1,781,249	USD	259,445	SCB	258,289	3/4/24	(1,156)
Euro	68,000	USD	73,781	BNP	73,494	3/4/24	(287)
Euro	7,557,000	USD	8,203,879	DUB	8,167,602	3/4/24	(36,277)
Japanese Yen	93,901,196	USD	623,721	HSBC	626,363	3/4/24	2,642

							(34,602)

Contracts to Sell:
British Pound	99,000	USD	125,066	BCLY	124,978	3/4/24	88
Canadian Dollar	610,274	USD	449,207	BCLY	449,871	4/2/24	(664)
Canadian Dollar	610,203	USD	456,075	JPM	449,621	3/4/24	6,454
Danish Krone	165,955	USD	24,180	JPM	24,102	4/2/24	78
Danish Krone	1,390,770	USD	202,159	MLP	201,980	4/2/24	179
Danish Krone	1,778,564	USD	259,445	SCB	258,300	4/2/24	1,145
Danish Krone	3,340,260	USD	485,957	SCB	484,352	3/4/24	1,605
Euro	7,557,000	USD	8,213,817	DUB	8,177,572	4/2/24	36,245
Euro	7,625,000	USD	8,249,015	HSBC	8,241,096	3/4/24	7,919
Japanese Yen	124,156,856	USD	831,053	BCLY	832,087	4/2/24	(1,034)
Japanese Yen	93,473,448	USD	623,721	HSBC	626,450	4/2/24	(2,729)
Japanese Yen	218,384,657	USD	1,490,490	JPM	1,456,723	3/4/24	33,767

							83,053

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$48,451

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At February 29, 2024, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	6-Month EURIBOR	0.197%	11/8/52	12-Month	EUR	1,400,000	$706,058	$—	$706,058
Pay	6-Month EURIBOR	0.550%	8/10/24	12-Month	EUR	100,000	(1,509)	—	(1,509)
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	300,000	(25,632)	—	(25,632)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(24,967)	—	(24,967)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(16,715)	—	(16,715)
Receive	6-Month EURIBOR	2.750%	3/20/54	12-Month	EUR	2,800,000	(200,551)	102,031	(302,582)
Pay	6-Month EURIBOR	2.879%	8/15/32	6-Month	EUR	1,200,000	33,247	—	33,247
Pay	6-Month EURIBOR	3.000%	3/20/34	12-Month	EUR	12,500,000	328,102	(209,763)	537,865
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.300%	9/20/27	6-Month	JPY	5,590,000	175	(1,139)	1,314
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.500%	12/15/31	12-Month	JPY	75,000,000	8,455	1,442	7,013
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.550%	9/14/28	12-Month	JPY	90,000,000	(3,330)	(1,033)	(2,297)
Receive	Euro Short-Term Rate Market Index	3.475%	2/26/25	PAM	EUR	23,800,000	7,008	4,691	2,317
Receive	SOFR	2.237%	11/21/53	6-Month	USD	810,000	238,338	—	238,338
Pay	SOFR	2.340%	11/21/28	6-Month	USD	4,130,000	(323,386)	—	(323,386)
Receive	SOFR	2.865%	2/13/54	12-Month	USD	1,400,000	194,223	27,102	167,121
Pay	SOFR	3.085%	2/13/34	12-Month	USD	3,100,000	(201,696)	(23,830)	(177,866)
Receive	SOFR	4.250%	12/20/25	12-Month	USD	7,740,000	67,219	(28,248)	95,467

							$785,039	$(128,747)	$913,786

At February 29, 2024, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	2-Year EUR Inflation Linked	3.520%	9/15/24	EUR	200,000	$(1,686)	$(516)	$(1,170)
Pay	2-Year EUR Inflation Linked	3.720%	9/15/24	EUR	300,000	(1,211)	(654)	(557)
Pay	2-Year EUR Inflation Linked	3.850%	9/15/24	EUR	400,000	(469)	—	(469)
Receive	5-Year EUR Inflation Linked	1.030%	3/15/24	EUR	1,000,000	93,242	(37,985)	131,227
Receive	5-Year EUR Inflation Linked	2.260%	3/15/28	EUR	600,000	1,647	—	1,647
Receive	5-Year EUR Inflation Linked	3.000%	5/15/27	EUR	200,000	4,089	100	3,989
Receive	8-Year EUR Inflation Linked	2.359%	8/15/30	EUR	200,000	5,037	—	5,037
Pay	10-Year EUR Inflation Linked	1.380%	3/15/31	EUR	1,300,000	(267,072)	(9,569)	(257,503)
Pay	10-Year EUR Inflation Linked	1.620%	5/15/28	EUR	910,000	(128,684)	93,051	(221,735)
Pay	10-Year EUR Inflation Linked	2.356%	11/15/33	EUR	400,000	7,792	(530)	8,322
Pay	10-Year EUR Inflation Linked	2.362%	11/15/33	EUR	300,000	6,048	—	6,048
Pay	10-Year EUR Inflation Linked	2.390%	11/15/33	EUR	200,000	4,605	196	4,409
Receive	10-Year EUR Inflation Linked	2.470%	7/15/32	EUR	200,000	3,711	—	3,711
Receive	10-Year EUR Inflation Linked	2.570%	6/15/32	EUR	300,000	2,385	—	2,385
Receive	10-Year EUR Inflation Linked	2.600%	5/15/32	EUR	400,000	8,630	2,060	6,570
Receive	10-Year EUR Inflation Linked	2.720%	6/15/32	EUR	500,000	(4,338)	(4,228)	(110)
Receive	15-Year EUR Inflation Linked	1.710%	3/15/33	EUR	100,000	15,626	(15,114)	30,740
Pay	30-Year EUR Inflation Linked	2.421%	5/15/52	EUR	30,000	(2,573)	—	(2,573)
Receive	30-Year EUR Inflation Linked	2.547%	11/15/53	EUR	100,000	(2,079)	(309)	(1,770)
Pay	30-Year EUR Inflation Linked	2.590%	12/15/52	EUR	100,000	1,980	—	1,980
Pay	30-Year EUR Inflation Linked	2.590%	3/15/52	EUR	200,000	(9,480)	(2,478)	(7,002)
Receive	30-Year EUR Inflation Linked	2.620%	11/15/53	EUR	100,000	(4,507)	—	(4,507)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	30-Year EUR Inflation Linked	2.700%	4/15/53	EUR	200,000	$13,882	$1,337	$12,545
Pay	30-Year EUR Inflation Linked	2.736%	10/15/53	EUR	100,000	8,299	1,308	6,991
Pay	30-Year EUR Inflation Linked	2.763%	9/15/53	EUR	300,000	27,337	1,172	26,165
Pay	1-Year USD Inflation Linked	2.510%	9/8/24	USD	300,000	(1,246)	—	(1,246)
Pay	1-Year USD Inflation Linked	2.560%	9/12/24	USD	400,000	(1,400)	—	(1,400)
Pay	1-Year USD Inflation Linked	2.565%	9/12/24	USD	400,000	(1,381)	—	(1,381)
Receive	5-Year USD Inflation Linked	2.703%	5/25/26	USD	510,000	40,969	80	40,889
Receive	5-Year USD Inflation Linked	2.767%	5/13/26	USD	500,000	39,124	—	39,124
Receive	5-Year USD Inflation Linked	2.813%	5/14/26	USD	300,000	22,754	—	22,754
Receive	7-Year USD Inflation Linked	1.797%	8/25/27	USD	600,000	89,972	5,868	84,104
Receive	7-Year USD Inflation Linked	1.890%	8/27/27	USD	700,000	100,382	1,693	98,689
Receive	7-Year USD Inflation Linked	2.573%	8/26/28	USD	100,000	6,419	—	6,419
Receive	7-Year USD Inflation Linked	2.645%	9/10/28	USD	100,000	5,650	—	5,650
Pay	10-Year USD Inflation Linked	1.280%	5/19/30	USD	800,000	(160,270)	(50,027)	(110,243)
Pay	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	(185,440)	(8,764)	(176,676)
Pay	10-Year USD Inflation Linked	1.882%	11/20/29	USD	1,500,000	(214,953)	9,233	(224,186)
Receive	10-Year USD Inflation Linked	2.311%	2/24/31	USD	2,300,000	250,441	1,035	249,406
Pay	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	(89,646)	59,292	(148,938)
Pay	10-Year USD Inflation Linked	2.352%	5/9/28	USD	360,000	(32,414)	24,122	(56,536)
Pay	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	(48,199)	36,670	(84,869)
Pay	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	(48,905)	37,569	(86,474)

						$(445,932)	$144,612	$(590,544)

At February 29, 2024, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $605,000 for open centrally cleared swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
AUD	— Australian Dollar	BCLY	— Barclays Bank PLC
CAD	— Canadian Dollar	BNP	— BNP Paribas SA
DKK	— Danish Krone	DUB	— Deutsche Bank AG
EUR	— Euro	HSBC	— HSBC Bank USA
GBP	— British Pound	JPM	— JPMorgan Chase & Co.
JPY	— Japanese Yen	MLP	— Merrill Lynch, Pierce, Fenner & Smith Inc.
NOK	— Norwegian Krone	SCB	— Standard Chartered Bank
NZD	— New Zealand Dollar	SOG	— Societe Generale SA
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

See pages 264-265 for definitions of ratings.

At February 29, 2024, Inflation-Linked Fixed Income Fund was involved in following sale-buyback transactions:

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
BNP Paribas SA	2/28/24	3/14/24	5.499%	$997,729
BNP Paribas SA	2/6/24	3/5/24	5.488%	1,271,312

				$ 2,269,041

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 40.0%

Aerospace/Defense — 0.2%
$500,000	BBB-	Boeing Co. (The), Senior Unsecured Notes, 4.875% due 5/1/25	$495,553

Agriculture — 0.9%
		Imperial Brands Finance PLC, Company Guaranteed Notes:
2,000,000	BBB	3.125% due 7/26/24(a)	1,978,814
700,000	BBB	3.500% due 7/26/26(a)	665,928
372,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 4.450% due 6/12/25	366,338

		Total Agriculture	3,011,080

Airlines — 0.6%
2,000,000	BB+	Delta Air Lines Inc., Senior Unsecured Notes, 2.900% due 10/28/24	1,961,726

Auto Manufacturers — 4.3%
3,000,000	A-	American Honda Finance Corp., Senior Unsecured Notes, 5.894% (SOFR + 0.550%) due 2/12/25(b)	3,005,552
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
2,000,000	BBB-	2.300% due 2/10/25	1,935,399
1,000,000	BBB-	4.687% due 6/9/25	986,035
400,000	BBB-	4.134% due 8/4/25	390,394
600,000	BBB-	4.389% due 1/8/26	583,592
		General Motors Financial Co., Inc., Senior Unsecured Notes:
1,600,000	BBB	2.900% due 2/26/25	1,556,705
200,000	BBB	6.645% (SOFR + 1.300%) due 4/7/25(b)	201,445
500,000	BBB	6.694% (SOFR + 1.350%) due 5/8/27(b)	502,404
		Hyundai Capital America, Senior Unsecured Notes:
2,600,000	BBB+	6.495% (SOFR + 1.150%) due 8/4/25(a)(b)	2,608,125
700,000	BBB+	6.845% (SOFR + 1.500%) due 1/8/27(a)(b)	704,477
1,500,000	BB+	Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes, 6.282% (3-Month Term SOFR + 0.902%) due 3/8/24(a)(b)	1,500,020

		Total Auto Manufacturers	13,974,148

Auto Parts & Equipment — 0.6%
2,000,000	BBB	Aptiv PLC/Aptiv Corp., Company Guaranteed Notes, 2.396% due 2/18/25	1,939,016

Banks — 17.4%
1,000,000	BBB	Aozora Bank Ltd., Senior Unsecured Notes, 1.050% due 9/9/24	967,322
150,000	A+	Banco Santander SA, Senior Preferred Notes, 3.892% due 5/24/24	149,430
		Bank of America Corp., Senior Unsecured Notes:
200,000	A-	3.458% (3-Month Term SOFR + 1.232%) due 3/15/25(b)	199,841
3,400,000	A-	0.976% (SOFR + 0.690%) due 4/22/25(b)	3,375,114
500,000	A-	3.841% (SOFR + 1.110%) due 4/25/25(b)	498,474
600,000	A-	6.304% (3-Month Term SOFR + 1.032%) due 2/5/26(b)	602,327
200,000	A-	6.677% (SOFR + 1.330%) due 4/2/26(b)	201,563
200,000	A+	Banque Federative du Credit Mutuel SA, Senior Preferred Notes, 6.745% (SOFR + 1.400%) due 7/13/26(a)(b)	203,173
3,100,000	BBB+	Barclays PLC, Senior Unsecured Notes, 3.932% (3-Month USD-LIBOR + 1.610%) due 5/7/25(b)	3,088,024
		BNP Paribas SA, Senior Non-Preferred Notes:
2,325,000	A-	3.375% due 1/9/25(a)	2,282,473
1,200,000	A-	2.819% (3-Month Term SOFR + 1.373%) due 11/19/25(a)(b)	1,174,322
3,000,000	BBB+	Citigroup Inc., Senior Unsecured Notes, 3.352% (3-Month Term SOFR + 1.158%) due 4/24/25(b)	2,988,694
		Credit Suisse AG, Senior Unsecured Notes:
500,000	A+	4.750% due 8/9/24	497,763
2,500,000	A+	3.625% due 9/9/24	2,474,477

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 17.4% — (continued)
$1,000,000	BBB+	Danske Bank AS, Senior Non-Preferred Notes, 6.466% (1-Year CMT Index + 2.100%) due 1/9/26(a)(b)	$1,003,993
400,000	BBB	Deutsche Bank AG, Senior Non-Preferred Notes, 3.700% due 5/30/24	397,677
1,237,000	A	Deutsche Bank AG, (Cost — $1,229,710, acquired 3/31/22), Senior Preferred Notes, 0.898% due 5/28/24(c)	1,223,627
1,700,000	BBB	Deutsche Bank AG, (Cost — $1,664,305, acquired 9/20/23), Senior Non-Preferred Notes, 1.447% (SOFR + 1.131%) due 4/1/25(b)(c)	1,693,237
		DNB Bank ASA:
500,000	A	Senior Non-Preferred Notes, 1.127% (1-Year CMT Index + 0.850%) due 9/16/26(a)(b)	466,510
400,000	AA-	Senior Preferred Notes, 2.968% (SOFR + 0.810%) due 3/28/25(a)(b)	399,188
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
2,000,000	BBB+	5.700% due 11/1/24	2,001,337
900,000	BBB+	3.272% (3-Month Term SOFR + 1.463%) due 9/29/25(b)	887,519
5,900,000	A-	HSBC Holdings PLC, Senior Unsecured Notes, 6.863% (3-Month Term SOFR + 1.492%) due 3/11/25(b)	5,901,264
		ING Groep NV, Senior Unsecured Notes:
1,600,000	A-	6.993% (SOFR + 1.640%) due 3/28/26(b)	1,620,307
1,900,000	A-	6.363% (SOFR + 1.010%) due 4/1/27(b)	1,908,633
		JPMorgan Chase & Co., Senior Unsecured Notes:
2,300,000	A-	3.220% (3-Month Term SOFR + 1.417%) due 3/1/25(b)	2,300,226
500,000	A-	2.301% (SOFR + 1.160%) due 10/15/25(b)	489,877
300,000	A-	6.265% (SOFR + 0.920%) due 2/24/26(b)	301,347
		Lloyds Banking Group PLC, Senior Unsecured Notes:
2,200,000	BBB+	3.870% (1-Year CMT Index + 3.500%) due 7/9/25(b)	2,183,778
900,000	BBB+	4.716% (1-Year CMT Index + 1.750%) due 8/11/26(b)	887,982
1,900,000	BBB+	NatWest Group PLC, Senior Unsecured Notes, 4.269% (3-Month USD-LIBOR + 1.762%) due 3/22/25(b)	1,898,366
		NatWest Markets PLC, Senior Unsecured Notes:
1,000,000	A	6.803% (SOFR + 1.450%) due 3/22/25(a)(b)	1,009,885
300,000	A	6.112% (SOFR + 0.760%) due 9/29/26(a)(b)	297,671
600,000	AA-	Nordea Bank Abp, Senior Preferred Notes, 6.315% (SOFR + 0.960%) due 6/6/25(a)(b)	605,024
		Societe Generale SA, Senior Non-Preferred Notes:
800,000	BBB	3.875% due 3/28/24(a)	798,685
2,300,000	BBB	2.625% due 1/22/25(a)	2,235,082
		Standard Chartered PLC, Senior Unsecured Notes:
1,700,000	BBB+	3.785% (3-Month USD-LIBOR + 1.560%) due 5/21/25(a)(b)	1,691,019
1,400,000	BBB+	7.092% (SOFR + 1.740%) due 3/30/26(a)(b)	1,409,424
		Wells Fargo & Co., Senior Unsecured Notes:
2,700,000	BBB+	2.406% (3-Month Term SOFR + 1.087%) due 10/30/25(b)	2,641,824
1,300,000	BBB+	2.164% (3-Month Term SOFR + 1.012%) due 2/11/26(b)	1,257,662
400,000	BBB+	6.665% (SOFR + 1.320%) due 4/25/26(b)	403,566

		Total Banks	56,617,707

Beverages — 0.6%
2,100,000	BBB-	JDE Peet’s NV, Company Guaranteed Notes, 0.800% due 9/24/24(a)	2,038,516

Cosmetics/Personal Care — 0.9%
3,000,000	BBB	Haleon US Capital LLC, Company Guaranteed Notes, 3.024% due 3/24/24	2,994,994

Diversified Financial Services — 4.8%
2,600,000	BBB	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 3.500% due 1/15/25	2,552,121
3,000,000	BBB-	Ally Financial Inc., Senior Unsecured Notes, 5.125% due 9/30/24	2,987,199
200,000	BBB-	Aviation Capital Group LLC, Senior Unsecured Notes, 5.500% due 12/15/24(a)	198,994

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Diversified Financial Services — 4.8% — (continued)
		Avolon Holdings Funding Ltd., Company Guaranteed Notes:
$700,000	BBB-	3.950% due 7/1/24(a)	$694,823
700,000	BBB-	2.875% due 2/15/25(a)	679,557
2,800,000	BBB-	Cantor Fitzgerald LP, Senior Unsecured Notes, 4.875% due 5/1/24(a)	2,793,994
800,000	A-	LeasePlan Corp. NV, Senior Unsecured Notes, 2.875% due 10/24/24(a)	785,017
3,700,000	BBB+	Nomura Holdings Inc., Senior Unsecured Notes, 2.648% due 1/16/25	3,603,692
		Synchrony Financial, Senior Unsecured Notes:
400,000	BBB-	4.375% due 3/19/24	399,704
900,000	BBB-	4.250% due 8/15/24	891,813

		Total Diversified Financial Services	15,586,914

Electric — 2.3%
		Enel Finance International NV:
		Company Guaranteed Notes:
1,000,000	BBB	2.650% due 9/10/24(a)	983,617
1,000,000	BBB	2.650% due 9/10/24	983,617
921,000	BBB	Senior Unsecured Notes, 4.250% due 6/15/25(a)	905,257
2,500,000	BBB+	Israel Electric Corp., Ltd., Senior Secured Notes, 5.000% due 11/12/24(a)	2,482,750
100,000	BBB	Pacific Gas & Electric Co., 1st Mortgage Notes, 3.400% due 8/15/24	98,707
2,000,000	A-	Southern California Edison Co., 1st Mortgage Notes, 1.100% due 4/1/24	1,992,922

		Total Electric	7,446,870

Electronics — 0.6%
2,000,000	BBB-	TD SYNNEX Corp., Senior Unsecured Notes, 1.250% due 8/9/24	1,960,351

Healthcare — Products — 0.4%
1,255,000	BBB	Baxter International Inc., Senior Unsecured Notes, 1.322% due 11/29/24	1,215,309

Healthcare — Services — 1.3%
4,100,000	BBB-	HCA Inc., Company Guaranteed Notes, 5.000% due 3/15/24	4,098,943

Insurance — 2.6%
		Athene Global Funding:
400,000	A+	Secured Notes, 2.514% due 3/8/24(a)	399,830
		Senior Secured Notes:
1,400,000	A+	1.000% due 4/16/24(a)	1,391,656
1,900,000	A+	6.045% (SOFR + 0.700%) due 5/24/24(a)(b)	1,901,467
250,000	A+	Brighthouse Financial Global Funding, Senior Secured Notes, 6.105% (SOFR + 0.760%) due 4/12/24(a)(b)	250,177
200,000	A-	CNO Global Funding, Secured Notes, 1.650% due 1/6/25(a)	192,678
		GA Global Funding Trust, Secured Notes:
1,200,000	A-	0.800% due 9/13/24(a)	1,167,704
800,000	A-	3.850% due 4/11/25(a)	783,545
1,025,000	A-	6.705% (SOFR + 1.360%) due 4/11/25(a)(b)	1,027,865
1,400,000	A	Jackson National Life Global Funding, Secured Notes, 6.503% (SOFR + 1.150%) due 6/28/24(a)(b)	1,403,154

		Total Insurance	8,518,076

Investment Companies — 0.1%
400,000	Baa3(d)	FS KKR Capital Corp., Senior Unsecured Notes, 1.650% due 10/12/24	388,416

Media — 0.6%
2,000,000	BBB	Cox Communications Inc., Senior Unsecured Notes, 3.150% due 8/15/24(a)	1,974,057

Packaging & Containers — 0.3%
1,114,000	BBB-	Berry Global Inc., Senior Secured Notes, 4.875% due 7/15/26(a)	1,089,064

Pharmaceuticals — 0.4%
1,400,000	BBB	Bayer US Finance II LLC, Company Guaranteed Notes, 4.250% due 12/15/25(a)	1,361,465

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 0.7%
		Energy Transfer LP, Senior Unsecured Notes:
$900,000	BBB	4.250% due 4/1/24	$899,020
600,000	BBB	4.500% due 4/15/24	598,962
400,000	A-	Midwest Connector Capital Co. LLC, Company Guaranteed Notes, 3.900% due 4/1/24(a)	399,337
210,000	BBB+	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.750% due 5/15/24	209,883

		Total Pipelines	2,107,202

Semiconductors — 0.2%
200,000	BBB	Renesas Electronics Corp., Senior Unsecured Notes, 1.543% due 11/26/24	193,461
200,000	BBB	Renesas Electronics Corp., Senior Unsecured Notes, 1.543% due 11/26/24(a)	193,461
300,000	BBB-	SK Hynix Inc., Senior Unsecured Notes, 5.500% due 1/16/27(a)	300,075

		Total Semiconductors	686,997

Trucking & Leasing — 0.2%
700,000	A-	SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 3.550% due 4/15/24(a)	697,875

		TOTAL CORPORATE BONDS & NOTES (Cost — $130,276,957)	130,164,279

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.0%
500,000	Aaa(d)	ACREC LLC, Series 2023-FL2, Class A, 7.548% (1-Month Term SOFR + 2.230%) due 2/19/38(a)(b)	502,426
939,600	Aaa(d)	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class ARR, 6.626% (3-Month Term SOFR + 1.312%) due 7/15/30(a)(b)	939,893
2,086,500	Aaa(d)	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 6.502% (1-Month Term SOFR + 1.184%) due 8/15/34(a)(b)	2,070,903
300,000	Aaa(d)	ARES L CLO Ltd., Series 2018-50A, Class AR, 6.626% (3-Month Term SOFR + 1.312%) due 1/15/32(a)(b)	300,466
700,000	AAA	Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class A, 6.565% (1-Month Term SOFR + 1.247%) due 6/15/35(a)(b)	694,288
		BAMLL Commercial Mortgage Securities Trust:
500,000	AAA	Series 2019-AHT, Class A, 6.565% (1-Month Term SOFR + 1.247%) due 3/15/34(a)(b)	498,472
400,000	Aaa(d)	Series 2019-RLJ, Class A, 6.415% (1-Month Term SOFR + 1.097%) due 4/15/36(a)(b)	399,525
1,000,000	NR	Series 2020-BHP3, Class A, 7.332% (1-Month Term SOFR + 2.014%) due 3/15/37(a)(b)	1,000,496
797,682	AAA(e)	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1, step bond to yield, 5.903% due 1/25/64(a)(f)	791,775
252,795	BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 3.586% (1-Month Term SOFR + 0.614%) due 9/25/34(b)	246,354
995,270	Aaa(d)	Birch Grove CLO Ltd., Series 19A, Class AR, 6.776% (3-Month Term SOFR + 1.392%) due 6/15/31(a)(b)	995,555
1,600,000	NR	BWAY Mortgage Trust, Series 2021-1450, Class A, 6.682% (1-Month Term SOFR + 1.364%) due 9/15/36(a)(b)(g)	1,428,752
1,189,503	Aaa(d)	BXMT Ltd., Series 2020-FL3, Class A, 6.836% (1-Month Term SOFR + 1.514%) due 11/15/37(a)(b)	1,156,391
2,700,000	AAA	Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, 6.612% (1-Month Term SOFR + 1.294%) due 10/15/36(a)(b)	2,674,384
1,506,441	Aaa(d)	Citigroup Mortgage Loan Trust, Series 2021-INV3, Class A11, 5.000% (30-Day Average SOFR + 0.850%) due 5/25/51(a)(b)	1,398,003
1,000,000	Aaa(d)	CNH Equipment Trust, Series 2023-B, Class A2, 5.900% due 2/16/27	1,003,091
1,315,325	NR	COMM Mortgage Trust, Series 2021-2400, Class A, 6.732% (1-Month Term SOFR + 1.414%) due 12/15/38(a)(b)	1,212,095
		Credit Suisse Commercial Mortgage Capital Trust:
237,614	AAA	Series 2021-INV1, Class A11, 5.000% (30-Day Average SOFR + 0.800%) due 7/25/56(a)(b)	220,755
704,474	NR	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(b)	683,524
172,336	AAA(e)	Series 2022-RPL4, Class A1, 3.904% due 4/25/62(a)(b)	161,172

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.0% — (continued)
$94,969	B-	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 6.290% (1-Month Term SOFR + 0.969%) due 8/25/34(b)	$95,464
394,624	Aaa(d)	DLLAA LLC, Series 2023-1A, Class A2, 5.930% due 7/20/26(a)	395,543
1,000,000	Aaa(d)	DLLST LLC, Series 2024-1A, Class A2, 5.330% due 1/20/26(a)	998,452
500,000	NR	Dryden 38 Senior Loan Fund, Series 2015-38A, Class ARR, zero coupon (3-Month Term SOFR + 1.150%) due 7/15/30(a)(b)(g)	500,644
1,922,199	Aaa(d)	Extended Stay America Trust, Series 2021-ESH, Class A, 6.512% (1-Month Term SOFR + 1.194%) due 7/15/38(a)(b)	1,921,114
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
441,531	NR	Series 4344, Class FA, 5.745% (30-Day Average SOFR + 0.564%) due 12/15/37(b)	429,571
577,652	NR	Series 4351, Class FA, 5.786% (30-Day Average SOFR + 0.564%) due 5/15/38(b)	564,285
1,049,436	NR	Series 4906, Class WF, 5.851% (30-Day Average SOFR + 0.514%) due 12/15/38(b)	1,037,954
815,339	NR	Federal National Mortgage Association (FNMA), REMICS, Series 2017-108, Class AF, 5.736% (30-Day Average SOFR + 0.414%) due 1/25/48(b)	794,507
145,078	BBB-	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 6.260% (1-Month Term SOFR + 0.939%) due 8/25/34(b)	136,520
113,091	A	Fremont Home Loan Trust, Series 2005-A, Class M3, 6.170% (1-Month Term SOFR + 0.849%) due 1/25/35(b)	109,968
573,250	Aaa(d)	Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 6.666% (3-Month Term SOFR + 1.352%) due 7/15/31(a)(b)	573,324
		GCAT Trust:
702,991	AAA	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(b)	586,670
880,598	AAA(e)	Series 2022-HX1, Class A1, 2.885% due 12/27/66(a)(b)	789,460
		Government National Mortgage Association (GNMA):
1,018,221	NR	Series 2016-H06, Class FD, 6.383% (1-Month Term SOFR + 1.034%) due 7/20/65(b)	1,015,590
1,019,275	NR	Series 2017-H15, Class FE, 6.525% (1-Year Term SOFR + 1.515%) due 7/20/67(b)	1,022,718
74,618	NR	Series 2020-17, Class EU, 2.500% due 10/20/49	64,390
52,275	NR	Series 2020-21, Class AC, 2.500% due 1/20/49	45,424
3,219,554	NR	Series 2021-122, Class FA, 3.000% (30-Day Average SOFR + 0.400%) due 7/20/51(b)	2,729,905
203,391	NR	Series 2023-H11, Class FC, 6.424% (30-Day Average SOFR + 1.100%) due 5/20/73(b)	205,586
405,643	NR	Series 2023-H24, Class FA, 6.274% (30-Day Average SOFR + 0.950%) due 10/20/73(b)	407,609
202,980	NR	Series 2023-H27, Class FD, 6.424% (30-Day Average SOFR + 1.100%) due 11/20/73(b)	205,933
802,565	NR	Series 2024-H01, Class FB, 6.224% (30-Day Average SOFR + 0.900%) due 1/20/74(b)	806,645
141,461	Aaa(d)	Greystone CRE Notes Ltd., Series 2019-FL2, Class A, 6.612% (1-Month Term SOFR + 1.294%) due 9/15/37(a)(b)	141,479
2,500,000	Aaa(d)	GS Mortgage Securities Corp. Trust, Series 2022-GTWY, Class A, 8.718% (1-Month Term SOFR + 3.400%) due 8/15/39(a)(b)	2,515,338
1,254,181	AAA(e)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.750% due 12/25/60(a)(b)	1,148,083
		GS Mortgage-Backed Securities Trust:
735,961	Aaa(d)	Series 2021-GR2, Class A9, 5.000% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	682,823
246,501	Aaa(d)	Series 2021-INV1, Class A9, 5.000% (30-Day Average SOFR + 0.850%) due 12/25/51(a)(b)	228,686
142,929	A-	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 6.815% (1-Month Term SOFR + 1.497%) due 12/15/31(a)(b)	119,704
		JPMorgan Mortgage Trust:
170,302	Aaa(d)	Series 2019-INV3, Class A3, 3.500% due 5/25/50(a)(b)	152,191
312,167	Aaa(d)	Series 2021-12, Class A11, 5.000% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	289,510
496,948	Aaa(d)	KKR CLO 11 Ltd., Series 11, Class AR, 6.756% (3-Month Term SOFR + 1.442%) due 1/15/31(a)(b)	497,768
1,616,552	Aaa(d)	Kubota Credit Owner Trust, Series 2023-1A, Class A2, 5.400% due 2/17/26(a)	1,613,798
1,747,324	Aaa(d)	LCM Loan Income Fund I Ltd., Series 1A, Class A, 6.609% (3-Month Term SOFR + 1.292%) due 4/20/31(a)(b)	1,747,761
1,149	AAA	LCM XIII LP, Series 13A, Class AR3, 6.441% (3-Month Term SOFR + 1.132%) due 7/19/27(a)(b)	1,149

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.0% — (continued)
		Legacy Mortgage Asset Trust:
$288,163	NR	Series 2021-GS5, Class A1, step bond to yield, 2.250% due 7/25/67(a)	$278,484
257,480	NR	Series 2021-SL2, Class A, step bond to yield, 1.875% due 10/25/68(a)	248,346
6,890	NR	LL ABS Trust, Series 2021-1A, Class A, 1.070% due 5/15/29(a)	6,858
1,500,000	Aaa(d)	M&T Equipment 2023-LEAF1 Notes, Series 2023-1A, Class A2, 6.090% due 7/15/30(a)	1,500,873
2,312,478	Aaa(d)	M360 Ltd., Series 2021-CRE3, Class A, 6.935% (1-Month Term SOFR + 1.614%) due 11/22/38(a)(b)	2,282,710
1,500,000	AAA	Marathon CLO 14 Ltd., Series 2019-2A, Class A1AR, 6.698% (3-Month Term SOFR + 1.380%) due 1/20/33(a)(b)	1,501,770
142,994	BBB+	MASTR Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 6.135% (1-Month Term SOFR + 0.814%) due 9/25/34(b)	131,087
489,796	Aaa(d)	MF1 Ltd., Series 2020-FL4, Class A, 7.132% (1-Month Term SOFR + 1.814%) due 11/15/35(a)(b)	490,639
369,197	Aaa(d)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 6.282% (1-Month Term SOFR + 0.964%) due 7/15/36(a)(b)	367,945
		MFA Trust:
181,397	AAA	Series 2020-NQM1, Class A1, 1.479% due 3/25/65(a)(b)	169,225
204,542	AAA	Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	189,783
402,578	AAA	MidOcean Credit CLO II, Series 2013-2A, Class ARR, 6.611% (3-Month Term SOFR + 1.292%) due 1/29/30(a)(b)	402,762
		Mill City Mortgage Loan Trust:
505,838	Aaa(d)	Series 2019-GS2, Class A1, 2.750% due 8/25/59(a)(b)	477,504
370,440	AAA(e)	Series 2021-NMR1, Class A1, 1.125% due 11/25/60(a)(b)	346,539
		MMAF Equipment Finance LLC:
201,202	Aaa(d)	Series 2022-B, Class A2, 5.570% due 9/9/25(a)	201,184
496,176	Aaa(d)	Series 2023-A, Class A2, 5.790% due 11/13/26(a)	496,426
1,000,000	Aaa(d)	Series 2024-A, Class A2, 5.200% due 9/13/27(a)	998,075
379,958	B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 6.335% (1-Month Term SOFR + 1.014%) due 5/25/34(b)(h)	375,185
265,082	Aaa(d)	Mountain View CLO LLC, Series 2017-1A, Class AR, 6.666% (3-Month Term SOFR + 1.352%) due 10/16/29(a)(b)	265,214
1,600,000	Aaa(d)	Natixis Commercial Mortgage Securities Trust, Series 2021-APPL, Class A, 6.382% (1-Month Term SOFR + 1.064%) due 8/15/38(a)(b)	1,510,799
		New Residential Mortgage Loan Trust:
160,665	NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)	154,694
49,974	AAA(e)	Series 2018-RPL1, Class A1, 3.500% due 12/25/57(a)(b)	47,648
82,613	A+	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 2.623% (1-Month Term SOFR + 0.774%) due 1/25/36(b)	81,274
420,424	NR	NYMT Loan Trust, Series 2021-SP1, Class A1, step bond to yield, 1.670% due 8/25/61(a)	402,283
1,800,000	AAA(e)	NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 6.527% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(b)	1,727,451
2,542,408	AAA(e)	OSD CLO Ltd., Series 2021-23A, Class A, 6.448% (3-Month Term SOFR + 1.132%) due 4/17/31(a)(b)	2,541,345
934,328	Aaa(d)	OZLM IX Ltd., Series 2014-9A, Class A1A3, 6.679% (3-Month Term SOFR + 1.362%) due 10/20/31(a)(b)	935,874
28,468	Aaa(d)	Pawneee Equipment Receivables Series LLC, Series 2022-1, Class A2, 4.840% due 2/15/28(a)	28,461
196,214	Aaa(d)	PFP Ltd., Series 2021-8, Class A, 6.435% (1-Month Term SOFR + 1.114%) due 8/9/37(a)(b)	195,062
1,500,000	AAA	PFS Financing Corp., Series 2023-D, Class A, 6.475% (30-Day Average SOFR + 1.150%) due 8/15/27(a)(b)	1,504,113
87,337	NR	Pretium Mortgage Credit Partners I LLC, Series 2021-NPL1, Class A1, step bond to yield, 2.240% due 9/27/60(a)	86,214
643,038	AAA	Resimac Bastille Trust, Series 2021-2NCA, Class A1A, 6.088% (1-Month Term SOFR + 0.764%) due 2/3/53(a)(b)	640,819
		SoFi Consumer Loan Program Trust:
148,126	Aaa(d)	Series 2022-1S, Class A, 6.210% due 4/15/31(a)	148,518
137,854	AAA	Series 2023-1S, Class A, 5.810% due 5/15/31(a)	138,107

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.0% — (continued)
$156,166	NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(a)	$145,382
942,183	AAA	STWD Mortgage Trust, Series 2021-HTS, Class A, 6.482% (1-Month Term SOFR + 1.164%) due 4/15/34(a)(b)	932,704
451,171	AAA	TCW CLO Ltd., Series 2018-1A, Class A1R, 6.556% (3-Month Term SOFR + 1.232%) due 4/25/31(a)(b)	451,375
		Towd Point Mortgage Trust:
104,767	Aaa(d)	Series 2017-5, Class A1, 5.910% (1-Month Term SOFR + 0.714%) due 2/25/57(a)(b)	106,432
309,528	AAA(e)	Series 2018-3, Class A1, 3.750% due 5/25/58(a)(b)	297,779
168,221	Aaa(d)	Series 2019-HY2, Class A1, 6.435% (1-Month Term SOFR + 1.114%) due 5/25/58(a)(b)	171,368
200,448	Aaa(d)	Series 2019-HY3, Class A1A, 6.435% (1-Month Term SOFR + 1.114%) due 10/25/59(a)(b)	202,245
536,316	AAA(e)	Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	503,064
983,736	AAA(e)	Series 2021-SJ2, Class A1A, 2.250% due 12/25/61(a)(b)	925,738
297,353	AAA(e)	Series 2024-CES1, Class A1A, 5.848% due 1/25/64(a)(b)(f)	298,483
2,000,000	Aaa(d)	Trinitas CLO XII Ltd., Series 2020-12A, Class A1R, 6.693% (3-Month Term SOFR + 1.370%) due 4/25/33(a)(b)	2,001,490
1,000,000	Aaa(d)	Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 6.709% (3-Month Term SOFR + 1.392%) due 4/20/32(a)(b)	1,000,741
119,520	Aaa(d)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 6.456% (3-Month Term SOFR + 1.142%) due 4/15/27(a)(b)	119,740
3,000,000	AAA	Verizon Master Trust, Series 2024-1, Class A1B, 5.975% (30-Day Average SOFR + 0.650%) due 12/20/28(b)	3,013,036
268,121	AAA(e)	Verus Securitization Trust, Series 2023-5, Class A1, step bond to yield, 6.476% due 6/25/68(a)	269,183
298,605	AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 6.015% (1-Month Term SOFR + 0.694%) due 10/25/45(b)	285,042
95,226	Aaa(d)	Wellfleet CLO Ltd., Series 2015-1A, Class AR4, 6.469% (3-Month Term SOFR + 1.152%) due 7/20/29(a)(b)	95,229

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $76,586,294)	74,646,188

ASSET-BACKED SECURITIES — 20.1%

Automobiles — 13.3%
635,926	Aaa(d)	Ally Auto Receivables Trust, Series 2023-1, Class A2, 5.760% due 11/15/26	636,459
600,000	Aaa(d)	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.360% due 3/20/26(a)	584,684
605,306	Aaa(d)	Bank of America Auto Trust, Series 2023-1A, Class A2, 5.830% due 5/15/26(a)	605,916
		BMW Vehicle Lease Trust:
253,482	AAA	Series 2023-1, Class A2, 5.270% due 2/25/25	253,406
298,244	AAA	Series 2023-2, Class A2, 5.950% due 8/25/25	298,636
300,000	AAA	Series 2023-2, Class A3, 5.990% due 9/25/26	302,590
1,500,000	AAA	Series 2024-1, Class A2B, 5.722% (30-Day Average SOFR + 0.400%) due 7/27/26(b)	1,501,047
709,532	AAA	Capital One Prime Auto Receivables Trust, Series 2022-2, Class A2A, 3.740% due 9/15/25	707,353
764,142	AAA	Carmax Auto Owner Trust, Series 2022-4, Class A2B, 6.225% (30-Day Average SOFR + 0.900%) due 12/15/25(b)	764,765
1,600,000	AAA	CarMax Auto Owner Trust, Series 2024-1, Class A2B, 5.945% (30-Day Average SOFR + 0.620%) due 3/15/27(b)	1,600,459
		Carvana Auto Receivables Trust:
300,000	AAA	Series 2021-P2, Class A4, 0.800% due 1/10/27	285,031
154,432	AAA	Series 2022-P3, Class A2, 4.420% due 12/10/25	154,253
1,300,000	AAA	Series 2023-P5, Class A2, 5.770% due 4/12/27(a)	1,301,007
2,800,000	AAA	Citizens Auto Receivables Trust, Series 2024-1, Class A2B, 5.925% (30-Day Average SOFR + 0.600%) due 10/15/26(a)(b)	2,805,709
584,279	AAA	Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.800% due 11/16/26	584,655
		Ford Credit Auto Lease Trust:
1,700,000	AAA	Series 2023-B, Class A2B, 5.915% (30-Day Average SOFR + 0.590%) due 2/15/26(b)	1,700,777
3,000,000	AAA	Series 2024-A, Class A2B, 5.825% (30-Day Average SOFR + 0.500%) due 7/15/26(b)	3,002,079

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Automobiles — 13.3% — (continued)
$284,027	Aaa(d)	Ford Credit Auto Owner Trust, Series 2022-D, Class A2B, 6.085% (30-Day Average SOFR + 0.760%) due 8/15/25(b)	$284,227
651,540	AAA	GM Financial Automobile Leasing Trust, Series 2023-1, Class A2B, 5.874% (30-Day Average SOFR + 0.550%) due 6/20/25(b)	651,758
		GM Financial Consumer Automobile Receivables Trust:
1,370,436	AAA	Series 2023-2, Class A2B, 6.075% (30-Day Average SOFR + 0.750%) due 5/18/26(b)	1,371,959
629,269	AAA	Series 2023-3, Class A2A, 5.740% due 9/16/26	629,822
1,500,000	AAA	GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.900% due 4/15/26(a)	1,495,463
		Hertz Vehicle Financing III LLC:
50,000	Aaa(d)	Series 2022-3A, Class A, 3.370% due 3/25/25(a)	49,922
1,000,000	Aaa(d)	Series 2023-1A, Class A, 5.490% due 6/25/27(a)	998,898
911,890	AAA	Honda Auto Receivables Owner Trust, Series 2023-2, Class A2, 5.410% due 4/15/26	911,429
		Hyundai Auto Lease Securitization Trust:
491,882	AAA	Series 2023-A, Class A2B, 5.965% (30-Day Average SOFR + 0.640%) due 4/15/25(a)(b)	491,980
1,500,000	AAA	Series 2024-A, Class A2B, 5.825% (30-Day Average SOFR + 0.500%) due 6/15/26(a)(b)	1,502,075
473,448	AAA	Hyundai Auto Receivables Trust, Series 2023-B, Class A2A, 5.770% due 5/15/26	474,136
		LAD Auto Receivables Trust:
807,182	Aaa(d)	Series 2023-2A, Class A2, 5.930% due 6/15/27(a)	807,701
242,527	Aaa(d)	Series 2023-3A, Class A2, 6.090% due 6/15/26(a)	242,679
1,000,000	Aaa(d)	Oscar US Funding XVI LLC, Series 2024-1A, Class A2, 5.480% due 2/10/27#(a)	998,942
3,000,000	Aaa(d)	Tesla Electric Vehicle Trust, Series 2023-1, Class A2B, 5.844% (30-Day Average SOFR + 0.520%) due 12/21/26(a)(b)	3,000,738
		Toyota Auto Receivables Owner Trust:
683,588	AAA	Series 2022-C, Class A2B, 5.895% (30-Day Average SOFR + 0.570%) due 8/15/25(b)	683,822
1,500,000	AAA	Series 2022-C, Class A3, 3.760% due 4/15/27	1,474,798
786,615	AAA	Series 2023-C, Class A2A, 5.600% due 8/17/26	786,635
1,264,013	Aaa(d)	Toyota Lease Owner Trust, Series 2023-B, Class A2B, 5.874% (30-Day Average SOFR + 0.550%) due 4/20/26(a)(b)	1,265,150
600,000	AAA	USAA Auto Owner Trust, Series 2023-A, Class A2, 5.830% due 7/15/26(a)	600,728
900,000	AAA	Volkswagen Auto Lease Trust, Series 2023-A, Class A2B, 5.894% (30-Day Average SOFR + 0.570%) due 1/20/26(b)	900,415
1,813,390	AAA	Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A2A, 5.500% due 12/21/26	1,812,778
		World Omni Auto Receivables Trust:
639,605	AAA	Series 2022-C, Class A2, 3.730% due 3/16/26	637,026
457,782	AAA	Series 2023-A, Class A2B, 5.755% (30-Day Average SOFR + 0.430%) due 7/15/26(b)	458,010
724,371	AAA	Series 2023-B, Class A2A, 5.250% due 11/16/26	723,303
3,000,000	AAA	Series 2023-D, Class A2A, 5.910% due 2/16/27	3,015,122

		Total Automobiles	43,358,342

Credit Cards — 4.4%
700,000	Aaa(d)	CARDS II Trust, Series 2023-2A, Class A, 6.169% (SOFR + 0.850%) due 7/15/28(a)(b)	701,249
3,000,000	Aaa(d)	Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 6.055% (1-Month Term SOFR + 0.734%) due 4/22/26(b)	3,002,233
		Master Credit Card Trust II:
2,300,000	Aaa(d)	Series 2023-2A, Class A, 6.175% (30-Day Average SOFR + 0.850%) due 1/21/27(a)(b)	2,309,782
2,200,000	Aaa(d)	Series 2024-1A, Class A, 6.075% (30-Day Average SOFR + 0.750%) due 1/21/28(a)(b)	2,200,987
		Trillium Credit Card Trust II:
3,000,000	AAA	Series 2023-3A, Class A, 6.170% (SOFR + 0.850%) due 8/26/28(a)(b)	3,013,538
3,000,000	Aaa(d)	Series 2024-1A, Class A, 6.069% (SOFR + 0.750%) due 12/27/28(a)(b)	3,002,325

		Total Credit Cards	14,230,114

Student Loans — 2.4%
		ECMC Group Student Loan Trust:
482,099	Aaa(d)	Series 2017-2A, Class A, 6.486% (30-Day Average SOFR + 1.164%) due 5/25/67(a)(b)	480,818
361,981	Aaa(d)	Series 2018-1A, Class A, 6.186% (30-Day Average SOFR + 0.864%) due 2/27/68(a)(b)	358,035
555,152	Aaa(d)	Series 2019-1A, Class A1B, 6.436% (30-Day Average SOFR + 1.114%) due 7/25/69(a)(b)	552,249

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Student Loans — 2.4% — (continued)
$8,878	AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 6.473% (90-Day Average SOFR + 1.112%) due 10/25/35(a)(b)	$8,881
1,693,164	AAA	ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.530% due 12/26/46(a)	1,464,897
		Navient Private Education Loan Trust:
615,447	AAA	Series 2015-BA, Class A3, 6.882% (1-Month Term SOFR + 1.564%) due 7/16/40(a)(b)	618,125
280,862	AAA	Series 2020-A, Class A2B, 6.332% (1-Month Term SOFR + 1.014%) due 11/15/68(a)(b)	279,323
		Navient Private Education Refi Loan Trust:
174,110	AAA	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	156,227
229,412	AAA	Series 2020-IA, Class A1A, 1.330% due 4/15/69(a)	205,564
		Nelnet Student Loan Trust:
615,426	AA+	Series 2017-3A, Class A, 6.286% (30-Day Average SOFR + 0.964%) due 2/25/66(a)(b)	610,997
185,290	AAA	Series 2018-3A, Class A2, 5.875% (1-Month Term SOFR + 0.554%) due 9/27/66(a)(b)	185,007
636,949	AA+	Series 2019-2A, Class A, 6.336% (30-Day Average SOFR + 1.014%) due 6/27/67(a)(b)	633,828
507,802	AA+	Series 2019-3A, Class A, 6.235% (1-Month Term SOFR + 0.914%) due 8/25/67(a)(b)	504,798
143,371	AAA	SLC Student Loan Trust, Series 2007-1, Class A4, 5.681% (90-Day Average SOFR + 0.322%) due 5/15/29(b)	142,948
164,009	AAA	SLM Student Loan Trust, Series 2004-10, Class A7B, 6.223% (90-Day Average SOFR + 0.862%) due 10/25/29(a)(b)	164,026
		SMB Private Education Loan Trust:
240,930	AAA	Series 2020-PTA, Class A2A, 1.600% due 9/15/54(a)	218,534
194,994	AAA	Series 2021-D, Class A1A, 1.340% due 3/17/53(a)	175,299
548,317	Aaa(d)	Series 2023-C, Class A1B, 6.875% (30-Day Average SOFR + 1.550%) due 11/15/52(a)(b)	547,739
487,544	Aaa(d)	Towd Point Asset Trust, Series 2021-SL1, Class A2, 6.134% (1-Month Term SOFR + 0.814%) due 11/20/61(a)(b)	482,434

		Total Student Loans	7,789,729

		TOTAL ASSET-BACKED SECURITIES (Cost — $65,586,915)	65,378,185

U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 3.4%

U.S. GOVERNMENT AGENCIES — 2.8%
		Federal Home Loan Mortgage Corp. (FHLMC):
3,000,000	AA+	5.650% due 3/6/26	2,993,176
6,000,000	AA+	5.700% due 3/6/26	5,994,624

		Total U.S. GOVERNMENT AGENCIES	8,987,800

U.S. GOVERNMENT OBLIGATIONS — 0.6%
1,912,944		U.S. Treasury Inflation Indexed Notes, 0.125% due 10/15/24	1,898,576

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost — $10,877,775)	10,886,376

MORTGAGE-BACKED SECURITIES — 0.2%

FHLMC — 0.2%
792,114		Federal Home Loan Mortgage Corp. (FHLMC), 4.000% due 6/1/49 — 9/1/49 (Cost — $830,977)	736,233

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $284,158,918)	281,811,261

SHORT-TERM INVESTMENTS — 17.7%

COMMERCIAL PAPERS — 13.4%
3,100,000		American Electric Power Co., Inc., 5.654% due 3/18/24(a)(i)	3,091,802
3,100,000		Arrow Electronics Inc., 5.810% due 3/11/24(a)(i)	3,095,006
1,700,000		AutoNation Inc., 5.964% due 3/6/24(a)(i)	1,698,595
		Campbell Soup Co.:
1,300,000		5.618% due 3/22/24(a)(i)	1,295,753
1,100,000		5.621% due 3/25/24(a)(i)	1,095,893
700,000		5.659% due 4/3/24(a)(i)	696,388

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Security	Value

COMMERCIAL PAPERS — 13.4% — (continued)
		Constellation Brands Inc.:
$1,300,000		5.603% due 3/4/24(a)(i)	$1,299,393
1,800,000		5.604% due 3/5/24(a)(i)	1,798,880
3,100,000		5.548% due 3/12/24(a)(i)	3,094,771
3,200,000		CVS Health Corp., 5.614% due 4/1/24(a)(i)	3,184,587
3,100,000		Entergy Corp., 5.680% due 5/2/24(a)(i)	3,070,102
3,100,000		General Dynamics Corp., 5.493% due 3/5/24(a)(i)	3,098,116
		Humana Inc.:
650,000		5.520% due 3/4/24(a)(i)	649,702
650,000		5.521% due 3/5/24(a)(i)	649,603
1,800,000		5.574% due 3/26/24(a)(i)	1,793,063
3,100,000		Intercontinental Exchange Inc., 5.547% due 3/5/24(a)(i)	3,098,095
3,200,000		Keurig Dr Pepper Inc., 5.602% due 4/22/24(a)(i)	3,174,347
3,100,000		L3Harris Technologies Inc., 5.662% due 3/20/24(a)(i)	3,090,805
		Microchip Technology Inc.:
650,000		5.528% due 3/7/24(a)(i)	649,403
550,000		5.561% due 3/22/24(a)(i)	548,226
250,000		5.626% due 4/19/24(a)(i)	248,105
		VW Credit Inc.:
1,000,000		5.574% due 3/1/24(a)(i)	1,000,000
1,100,000		5.578% due 3/6/24(a)(i)	1,099,152
1,000,000		5.579% due 3/7/24(a)(i)	999,075

		TOTAL COMMERCIAL PAPERS (Cost — $43,518,862)	43,518,862

REPURCHASE AGREEMENT — 0.7%
2,300,000		BNP Paribas - Paris repurchase agreement dated 2/29/24, 5.320% due 3/1/24, Proceeds at maturity — $2,300,340; (Fully collateralized by U.S Treasury Notes, 1.250% due 5/31/28; Valued — $2,355,215) (Cost — $2,300,000)	2,300,000

TIME DEPOSITS — 2.6%
43	NZD	ANZ National Bank — Hong Kong, 3.250% due 3/1/24	26
		BBH — New York:
34	DKK	2.500% due 3/1/24	5
5,240	CAD	3.830% due 3/1/24	3,861
10,739	GBP	4.150% due 3/1/24	13,557
32,376	AUD	BNP Paribas — Paris, 3.100% due 3/1/24	21,043
11,374	EUR	Citibank — London, 2.820% due 3/1/24	12,293
8,050,287		JPMorgan Chase & Co. — New York, 4.680% due 3/1/24	8,050,287
542,732		Skandinaviska Enskilda Banken AB — Stockholm, 4.680% due 3/1/24	542,732

		TOTAL TIME DEPOSITS (Cost — $8,643,804)	8,643,804

U.S. GOVERNMENT OBLIGATIONS — 1.0%
3,300,000		U.S. Treasury Bills, 5.311% due 5/23/24(i) (Cost — $3,260,080)	3,260,080

		TOTAL SHORT-TERM INVESTMENTS (Cost — $57,722,746)	57,722,746

		TOTAL INVESTMENTS — 104.4% (Cost — $341,881,664)	339,534,007

		Liabilities in Excess of Other Assets — (4.4)%	(14,187,527)

		TOTAL NET ASSETS — 100.0%	$325,346,480

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 29, 2024, amounts to $186,113,914 and represents 57.2% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at February 29, 2024.
(c)	The aggregate value of restricted securities (excluding 144A holdings) at February 29, 2024, amounts to $2,916,864 and represents 0.9% of net assets.
(d)	Rating by Moody’s Investors Service.
(e)	Rating by Fitch Ratings Service.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Illiquid security.
(h)	Affiliated security (See Note 2) . As of February 29, 2024, total cost and total market value of affiliated securities amounted to $379,036 and $375,185, respectively.
(i)	Rate shown represents yield-to-maturity.
#	Security that used significant unobservable inputs to determine fair value. At February 29, 2024, the Fund held Level 3 security in the amount of $998,942, representing 0.3% of net assets.

At February 29, 2024, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Ultra-Short Term Fixed Income Fund	$341,881,664	$1,272,327	$(3,642,623)	$(2,370,296)

Abbreviations used in this schedule:
ABS	— Asset-Backed Security
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
DAC	— Designated Activity Company
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MASTR	— Mortgage Asset Securitization Transactions, Inc.
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	38.3%
Collateralized Mortgage Obligations	22.0
Asset-Backed Securities	19.3
U.S. Government Agencies & Obligations	3.2
Mortgage-Backed Securities	0.2
Short-Term Investments	17.0

Total Investments	100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At February 29, 2024, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Note Futures	10	6/24	$1,070,703	$1,069,062	$(1,641)

Contracts to Sell:
3-Month SOFR Futures	19	9/26	4,588,538	4,576,150	12,388
U.S. Treasury 2-Year Note Futures	82	6/24	16,772,844	16,789,500	(16,656)
U.S. Treasury 10-Year Note Futures	7	6/24	773,172	773,062	110
U.S. Treasury Ultra Long Bond Futures	5	6/24	625,823	639,375	(13,552)
U.S. Ultra Long Bond Futures	23	6/24	2,622,665	2,625,953	(3,288)

					(20,998)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(22,639)

At February 29, 2024, Ultra-Short Term Fixed Income Fund had deposited cash of $469,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:
AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— United States Dollar

See pages 264-265 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value

OPEN END MUTUAL FUND SECURITIES — 98.3%

United States — 98.3%
1,346,632	American Beacon AHL Managed Futures Strategy Fund, Class Y	$13,749,110
802,426	BlackRock Event Driven Equity Fund, Institutional Class	8,040,304
784,110	BlackRock Global Equity Market Neutral Fund, Institutional Class	10,436,500
1,628,532	BlackRock Systematic Multi-Strategy Fund, Institutional Class	16,269,035
879,042	BNY Mellon Global Real Return Fund, Class Y	13,414,185
567,823	Calamos Market Neutral Income Fund, Class I	8,148,253
63,359	Cohen & Steers Global Realty Shares Inc., Class I	3,170,500
250,328	Diamond Hill Long/Short Fund, Class I	7,064,242
665,972	Driehaus Event Driven Fund, Common Class	8,244,739
1,287,904	John Hancock Diversified Macro Fund, Class I	12,415,392
232,336	JPMorgan Hedged Equity Fund, Class I	6,874,810
738,517	LoCorr Market Trend Fund, Class I	9,017,287
557,097	Neuberger Berman Long Short Fund, Institutional Class	9,916,321
251,436	PIMCO CommodityRealReturn Strategy Fund, Institutional Class	3,213,352
847,398	PIMCO Credit Opportunities Bond Fund, Institutional Class	8,092,648
2,108,440	PIMCO Mortgage Opportunities and Bond Fund, Class I2	19,671,745
867,991	Thornburg Strategic Income Fund, Institutional Class	9,799,616

	TOTAL INVESTMENTS — 98.3% (Cost — $166,641,639)	167,538,039

	Other Assets in Excess of Liabilities — 1.7%	2,911,830

	TOTAL NET ASSETS — 100.0%	$170,449,869

At February 29, 2024, for Alternative Strategies Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Alternative Strategies Fund	$166,641,639	$4,595,902	$ (3,699,502)	$896,400

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Ratings

(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P	— Preliminary rating.

u	— The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e	— Expected.

u	— Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre

— Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Ratings

(unaudited) (continued)

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR	— Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.

MIG1	— Moody’s highest rating for short-term municipal obligations.

P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2	— Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Statements of Assets and Liabilities

February 29, 2024 (unaudited)

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund
ASSETS:
Unaffiliated investments, at value[1,3]	$2,155,661,669	$519,851,429	$1,302,401,116
Affiliated investments, at value[2]	2,822,112	—	—
Foreign currency, at value[4]	84	64	340,567
Cash	—	3,520,391	—
Receivable for securities sold	1,751,097	1,011,672	4,391,357
Receivable for TBA securities sold	—	—	—
Dividends and interest receivable from unaffiliated investments	2,963,623	465,773	8,259,453
Dividends and interest receivable from affiliated investments	—	—	—
Receivable for Fund shares sold	1,273,540	381,391	822,645
Unrealized appreciation on open forward foreign currency contracts (Note 1)	—	—	—
Variation margin on open futures contracts (Note 1)	72,429	16,843	2,374
Variation margin on open centrally cleared swap contracts (Note 1)	—	—	—
Unrealized appreciation on open OTC swap contracts	—	—	—
Upfront payment paid on open OTC swap contracts	—	—	—
Deposits for collateral with counterparty	728,984	144,996	105,092
Foreign capital gains tax receivable	—	—	—
Prepaid trustees expenses	35,127	8,236	6,987
Prepaid expenses	71,055	24,357	29,530

Total Assets	2,165,379,720	525,425,152	1,316,359,121

LIABILITIES:
Reverse repurchase agreements, at value[7]	—	—	—
Payable for collateral received from securities on loan	651,450	3,011,240	12,203,970
Payable for Fund shares repurchased	1,271,575	280,539	751,528
Payable for securities purchased	1,437,434	1,161,585	7,621,255
Payable for TBA securities purchased	—	—	—
Payable for sale-buyback transactions	—	—	—
Investment management fee payable	913,376	182,413	491,861
Transfer agent fees payable	19,224	5,301	24,370
Interest expense payable	—	—	—
Custody fee payable	2,824	14,984	61,262
Variation margin on open futures contracts (Note 1)	—	—	—
Variation margin on open centrally cleared swap contracts (Note 1)	—	—	—
Due to custodian	—	—	—
Forward sale commitments, at value[5] (Note 1)	—	—	—
Options contracts written, at value[6] (Note 1)	—	—	—
Unrealized depreciation on open OTC swap contracts	—	—	—
Upfront payment received on open OTC swap contracts	—	—	—
Unrealized depreciation on open forward foreign currency contracts (Note 1)	—	—	—
Deposits for collateral from counterparty	—	—	—
Foreign capital gains tax payable	—	—	—
Distributions payable	—	—	—
Audit fees payable	—	—	—
Trustee fees payable	—	—	—
Accrued expenses	125,450	104,575	449,666

Total Liabilities	4,421,333	4,760,637	21,603,912

Total Net Assets	$2,160,958,387	$520,664,515	$1,294,755,209

NET ASSETS:
Paid-in-capital (Note 4)	$1,170,860,266	$379,939,924	$1,060,005,818
Total distributable earnings (losses)	990,098,121	140,724,591	234,749,391

Total Net Assets	$2,160,958,387	$520,664,515	$1,294,755,209

Shares Outstanding	92,571,174	30,411,354	94,383,469

Net Asset Value	$23.34	$17.12	$13.72

[1] Unaffiliated investments, at cost	$1,199,132,086	$371,395,415	$1,033,028,795

[2] Affiliated investments, at cost	$1,068,560	$—	$—

[3] Includes securities on loan	$635,512	$2,881,615	$12,043,870

[4] Foreign currency, at cost	$755	$688	$335,086

[5] Proceeds received	$—	$—	$—

[6] Premiums received	$—	$—	$—

[7] Proceeds of reverse repurchase agreements	$—	$—	$—

See Notes to Financial Statements.

Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation- Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund

$447,832,359	$1,809,387,357	$134,583,746	$219,730,331	$99,972,672	$174,861,348	$339,158,822	$167,538,039
—	—	—	—	—	—	375,185	—
612,091	675,755	—	356,785	—	132,092	136	—
—	—	—	—	—	1,663,749	—	2,991,141
1,762,039	96,542,100	443,228	19,263,116	—	34,857	33,605	—
—	13,415,875	—	77,466,422	—	3,851,512	—	—
755,908	12,212,687	2,078,790	1,098,056	954,337	347,753	1,599,472	153,497
—	—	—	—	—	—	267	—
279,341	1,023,964	75,047	95,986	5,304	55,548	278,014	203,152
—	110,267	—	2,646,256	—	90,784	—	—
110	—	—	124,900	—	—	140,554	—
—	—	—	317,840	—	10,544	—	—
—	—	—	311,408	—	—	—	—
—	—	—	642,585	—	—	—	—
16,994	9,278,202	—	4,485,000	—	1,134,000	469,000	—
60,192	—	—	—	—	—	—	—
4,526	22,179	1,174	3,160	1,672	3,533	—	—
35,556	42,438	1,173	17,132	6,108	3,793	39,941	6,959

451,359,116	1,942,710,824	137,183,158	326,558,977	100,940,093	182,189,513	342,094,996	170,892,788

—	—	—	—	—	36,044,076	—	—
843,580	—	—	—	—	—	—	—
256,711	6,753,501	672,327	95,495	339,147	91,235	1,168,765	111,841
1,462,350	12,964,403	1,566,438	21,999,441	175,000	—	15,117,640	153,497
—	25,226,973	—	82,631,682	—	15,146,034	—	—
—	—	—	—	—	2,269,041	—	—
195,674	559,125	52,704	67,361	31,466	45,367	88,269	26,711
13,483	31,112	863	1,536	1,903	658	6,394	2,995
—	—	—	3,634	—	118,720	—	—
64,924	92,048	14,269	19,906	3,605	14,105	32,640	9,680
—	4,348,274	—	—	—	24,535	—	—
—	86,955	—	—	—	—	—	—
—	28,789	—	—	—	—	—	—
—	2,471,615	—	25,769,054	—	—	—	—
—	65,188	—	156,202	—	155,168	—	—
—	117,955	—	620,202	—	—	—	—
—	—	—	63,817	—	—	—	—
—	901,113	—	529,986	—	42,333	—	—
—	—	—	2,160,000	—	—	—	—
2,574,303	—	—	—	—	—	—	—
—	65	—	—	—	—	59	—
—	—	176,122	—	149,864	—	—	86,517
—	—	—	—	—	—	6,280	2,026
407,271	279,162	101,093	93,547	11,834	326,501	328,469	49,652

5,818,296	53,926,278	2,583,816	134,211,863	712,819	54,277,773	16,748,516	442,919

$445,540,820	$1,888,784,546	$134,599,342	$192,347,114	$100,227,274	$127,911,740	$325,346,480	$170,449,869

$452,563,680	$2,160,346,885	$159,715,275	$220,482,607	$105,187,013	$146,387,855	$346,305,353	$170,295,983
(7,022,860)	(271,562,339)	(25,115,933)	(28,135,493)	(4,959,739)	(18,476,115)	(20,958,873)	153,886

$445,540,820	$1,888,784,546	$134,599,342	$192,347,114	$100,227,274	$127,911,740	$325,346,480	$170,449,869

34,567,444	279,473,119	42,051,331	29,100,288	11,607,911	15,732,448	33,591,711	16,343,480

$12.89	$6.76	$3.20	$6.61	$8.63	$8.13	$9.69	$10.43

$394,007,337	$1,902,774,166	$139,298,753	$239,002,112	$99,621,111	$186,851,382	$341,502,628	$166,641,639

$—	$—	$—	$—	$—	$—	$379,036	$—

$885,974	$—	$—	$—	$—	$—	$—	$—

$618,314	$688,714	$—	$595,359	$—	$552,820	$—	$—

$—	$2,457,270	$—	$25,932,781	$—	$—	$—	$—

$—	$254,701	$—	$130,895	$—	$233,410	$—	$—

$—	$—	$—	$—	$—	$36,044,076	$—	$—

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended February 29, 2024 (unaudited)

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund
INVESTMENT INCOME:

Dividends from unaffiliated investments	$14,212,284	$3,088,843	$9,375,716
Dividends from affiliated investments	54,905	—	—
Interest from unaffiliated investments	1,358,227	436,095	834,546
Interest from affiliated investments	—	—	—
Income from securities lending	19,743	67,823	43,733
Less: Foreign taxes withheld (see Note 1r)	(11,965)	(3,406)	(707,213)
Miscellaneous income	—	—	404

Total Investment Income	15,633,194	3,589,355	9,547,186

EXPENSES:

Investment management fee (Note 2)	5,784,561	1,874,040	4,158,586
Transfer agent fees	124,609	30,763	88,049
Custody fees	241,593	82,977	387,001
Trustees’ fees	156,347	41,277	95,657
Shareholder reports	105,861	75,656	54,103
Insurance	40,584	10,648	38,220
Audit and tax	33,473	33,651	60,705
Legal fees	50,003	13,958	30,727
Registration fees	21,365	14,020	15,014
Other expense	56,832	17,531	60,108
Interest expense	—	—	—

Total Expenses	6,615,228	2,194,521	4,988,170
Less: Fee waivers and/or expense reimbursement (Note 2)	(2,269,767)	(814,000)	(1,245,045)

Net Expenses	4,345,461	1,380,521	3,743,125

Net Investment Income	$11,287,733	$2,208,834	$5,804,061

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SHORT SALES, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS, FOREIGN CURRENCY AND CAPITAL GAIN DISTRIBUTIONS RECEIVED (NOTES 1 AND 3):

Net Realized Gain (Loss) from:

Unaffiliated investments	$51,901,797	$6,346,077	$16,251,041
Affiliated investments	—	—	—
Futures contracts	1,193,071	2,910	66,248
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Short sales	—	—	—
Swap contracts	—	—	—
Forward foreign currency contracts	—	—	—
Foreign currency translations	(478)	—	37,183
Capital gain distributions received	—	—	—

Net Realized Gain (Loss):	53,094,390	6,348,987	16,354,472

Change in Net Unrealized Appreciation (Depreciation) from:

Unaffiliated investments	189,344,111	32,819,377	72,509,381
Affiliated investments	32,365	—	—
Futures contracts	753,215	111,362	73,469
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Swap contracts	—	—	—
Forward foreign currency contracts	—	—	—
Foreign currency translations	(38)	(234)	(95,233)

Change in Net Unrealized Appreciation:	190,129,653	32,930,505	72,487,617

Net Gain on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Short Sales, Swap Contracts, Forward Foreign Currency Contracts, Foreign Currency and Capital Gain Distributions Received	243,224,043	39,279,492	88,842,089

Total Increase in Net Assets from Operations	$254,511,776	$41,488,326	$94,646,150

(a)	Includes net decrease in accrued foreign capital gains taxes of $(1,241,346) for Emerging Markets Equity Fund.

See Notes to Financial Statements.

Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation- Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund

$3,659,874	$—	$14,311	$—	$15,668	$—	$—	$3,826,797
—	—	—	—	—	—	—	—
313,844	42,824,989	4,908,673	3,105,298	1,774,378	2,132,457	8,527,991	—
—	7,473	—	—	—	—	9,162	—
6,419	—	—	—	—	—	—	—
(429,596)	—	—	—	—	—	—	—
—	45,170	—	21,254	5,354	2,553	—	—

3,550,541	42,877,632	4,922,984	3,126,552	1,795,400	2,135,010	8,537,153	3,826,797

1,905,536	3,628,380	449,676	456,815	192,389	313,711	778,637	952,350
35,817	132,850	8,401	11,728	7,274	8,390	20,166	10,561
281,398	663,852	103,724	210,538	66,151	83,747	99,459	60,284
54,989	182,083	11,524	15,749	7,627	10,371	32,516	16,262
46,384	47,110	27,357	40,981	3,599	23,809	55,759	7,821
5,466	39,771	3,881	4,036	3,033	—	21,054	5,880
55,505	63,720	72,954	59,077	77,713	90,712	81,941	46,759
10,929	37,395	2,907	5,447	2,912	2,534	6,602	3,413
10,835	29,572	26,589	12,764	16,096	34,597	11,159	1,782
20,864	69,398	5,173	43,889	3,119	38,636	27,721	2,954
—	—	—	7,426	—	1,039,434	8,006	—

2,427,723	4,894,131	712,186	868,450	379,913	1,645,941	1,143,020	1,108,066
(714,643)	(246,003)	(130,625)	(48,572)	—	(32,795)	(211,456)	(793,625)

1,713,080	4,648,128	581,561	819,878	379,913	1,613,146	931,564	314,441

$1,837,461	$38,229,504	$4,341,423	$2,306,674	$1,415,487	$521,864	$7,605,589	$3,512,356

$(24,562,394)	$(31,198,584)	$(1,785,744)	$(2,724,807)	$(982,658)	$(1,335,336)	$(7,512,932)	$37,533
—	(62,793)	—	—	—	—	58	—
(19,848)	(2,857,261)	—	631,692	(24,546)	149,271	(39,566)	—
—	2,948,187	—	173,806	—	185,883	—	—
—	46,129	—	(36,243)	—	—	—	—
—	—	—	—	—	(49,605)	—	—
—	2,746,189	—	(2,230,680)	—	(192,928)	(382,683)	—
—	(639,892)	—	4,640,001	—	412,575	2,231,076	—
(152,364)	(114,676)	—	(64,556)	—	(26,633)	187,127	—
—	—	—	—	—	—	—	664,464

(24,734,606)	(29,132,701)	(1,785,744)	389,213	(1,007,204)	(856,773)	(5,516,920)	701,997

38,331,328 (a)	33,653,547	4,370,579	1,784,544	3,626,394	2,298,968	7,801,916	4,020,751
—	78,016	—	—	—	—	5,952	—
9,166	(1,703,518)	—	425,457	22,255	65,241	218,627	—
—	(292,986)	—	175,585	—	450,590	—	—
—	(14,345)	—	432,356	—	—	—	—
—	(1,007,993)	—	3,326,995	—	237,772	357,055	—
—	38,944	—	(1,031,301)	—	(222,570)	(865,197)	—
3,042	70,038	—	(332,328)	—	(56,014)	5,467	—

38,343,536	30,821,703	4,370,579	4,781,308	3,648,649	2,773,987	7,523,820	4,020,751

13,608,930	1,689,002	2,584,835	5,170,521	2,641,445	1,917,214	2,006,900	4,722,748

$15,446,391	$39,918,506	$6,926,258	$7,477,195	$4,056,932	$2,439,078	$9,612,489	$8,235,104

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 29, 2024 (unaudited) and Year Ended August 31, 2023

	Large Cap Equity Fund		Small-Mid Cap Equity Fund
	2024	2023	2024	2023
OPERATIONS:

Net investment income (loss)	$11,287,733	$19,061,621	$2,208,834	$4,955,504
Net realized gain (loss)	53,094,390	82,839,118	6,348,987	(4,538,592)
Change in unrealized appreciation (depreciation)	190,129,653	136,996,689	32,930,505	29,547,498

Increase (Decrease) in Net Assets from Operations	254,511,776	238,897,428	41,488,326	29,964,410

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Distributable earnings	(115,892,457)	(142,132,555)	(4,637,293)	(53,167,528)
Tax return of capital	—	—	—	—

Decrease in Net Assets from Distributions to Shareholders	(115,892,457)	(142,132,555)	(4,637,293)	(53,167,528)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	338,074,499	366,458,168	61,118,691	113,611,726
Reinvestment of distributions	115,892,324	142,130,329	4,637,278	53,166,874
Cost of shares repurchased	(246,657,666)	(475,179,779)	(72,100,424)	(194,969,471)

Increase (Decrease) in Net Assets from Fund Share Transactions	207,309,157	33,408,718	(6,344,455)	(28,190,871)

Increase (Decrease) in Net Assets	345,928,476	130,173,591	30,506,578	(51,393,989)
NET ASSETS:

Beginning of period	1,815,029,911	1,684,856,320	490,157,937	541,551,926

End of period	$2,160,958,387	$1,815,029,911	$520,664,515	$490,157,937

See Notes to Financial Statements.

International Equity Fund		Emerging Markets Equity Fund		Core Fixed Income Fund		High Yield Fund
2024	2023	2024	2023	2024	2023	2024	2023

$5,804,061	$23,712,996	$1,837,461	$9,018,571	$38,229,504	$55,732,592	$4,341,423	$7,208,764
16,354,472	(14,398,914)	(24,734,606)	(12,770,849)	(29,132,701)	(84,857,381)	(1,785,744)	(3,692,042)
72,487,617	224,960,097	38,343,536	25,188,761	30,821,703	5,737,926	4,370,579	3,913,294

94,646,150	234,274,179	15,446,391	21,436,483	39,918,506	(23,386,863)	6,926,258	7,430,016

(25,231,455)	(57,788,263)	(10,119,149)	(8,935,779)	(38,881,812)	(55,626,492)	(4,455,990)	(7,405,135)
—	—	—	—	—	(2,151,201)	—	—

(25,231,455)	(57,788,263)	(10,119,149)	(8,935,779)	(38,881,812)	(57,777,693)	(4,455,990)	(7,405,135)

146,072,713	197,255,910	66,234,525	99,155,100	253,397,758	761,348,557	15,914,395	34,438,848
25,231,297	57,786,251	10,119,077	8,935,359	38,881,529	57,776,345	4,455,979	7,404,827
(121,560,752)	(403,947,225)	(126,728,043)	(111,056,254)	(200,776,845)	(293,556,533)	(16,111,916)	(26,499,775)

49,743,258	(148,905,064)	(50,374,441)	(2,965,795)	91,502,442	525,568,369	4,258,458	15,343,900

119,157,953	27,580,852	(45,047,199)	9,534,909	92,539,136	444,403,813	6,728,726	15,368,781

1,175,597,256	1,148,016,404	490,588,019	481,053,110	1,796,245,410	1,351,841,597	127,870,616	112,501,835

$1,294,755,209	$1,175,597,256	$445,540,820	$490,588,019	$1,888,784,546	$1,796,245,410	$134,599,342	$127,870,616

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 29, 2024 (unaudited) and Year Ended August 31, 2023

	International Fixed Income Fund
	2024	2023
OPERATIONS:

Net investment income (loss)	$2,306,674	$3,202,148
Net realized gain (loss)	389,213	(2,095,489)
Change in unrealized appreciation (depreciation)	4,781,308	(1,258,956)

Increase (Decrease) in Net Assets from Operations	7,477,195	(152,297)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Distributable earnings	(1,577,786)	(14,058,663)

Decrease in Net Assets from Distributions to Shareholders	(1,577,786)	(14,058,663)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	26,449,956	53,385,637
Reinvestment of distributions	1,577,762	14,057,777
Cost of shares repurchased	(23,680,665)	(42,557,170)

Increase (Decrease) in Net Assets from Fund Share Transactions	4,347,053	24,886,244

Increase (Decrease) in Net Assets	10,246,462	10,675,284
NET ASSETS:

Beginning of period	182,100,652	171,425,368

End of period	$192,347,114	$182,100,652

See Notes to Financial Statements.

Municipal Bond Fund		Inflation-Linked Fixed Income Fund		Ultra-Short Term Fixed Income Fund		Alternative Strategies Fund
2024	2023	2024	2023	2024	2023	2024	2023

$1,415,487	$2,421,424	$521,864	$3,111,270	$7,605,589	$13,487,209	$3,512,356	$5,599,898
(1,007,204)	(2,302,999)	(856,773)	(3,196,541)	(5,516,920)	(2,647,548)	701,997	(374,746)
3,648,649	646,025	2,773,987	(4,711,148)	7,523,820	7,864,932	4,020,751	(2,080,295)

4,056,932	764,450	2,439,078	(4,796,419)	9,612,489	18,704,593	8,235,104	3,144,857

(1,878,503)	(2,408,693)	(2,239,805)	(7,395,101)	(7,324,390)	(22,018,011)	(5,012,008)	(9,351,880)

(1,878,503)	(2,408,693)	(2,239,805)	(7,395,101)	(7,324,390)	(22,018,011)	(5,012,008)	(9,351,880)

11,224,357	43,863,636	12,704,307	52,980,412	48,368,666	111,642,514	31,374,536	54,915,688
1,878,503	2,408,693	2,239,778	7,394,879	7,324,143	22,016,351	5,012,008	9,351,880
(13,611,276)	(33,021,324)	(14,322,331)	(23,359,545)	(41,386,355)	(327,380,449)	(26,111,726)	(47,873,053)

(508,416)	13,251,005	621,754	37,015,746	14,306,454	(193,721,584)	10,274,818	16,394,515

1,670,013	11,606,762	821,027	24,824,226	16,594,553	(197,035,002)	13,497,914	10,187,492

98,557,261	86,950,499	127,090,713	102,266,487	308,751,927	505,786,929	156,951,955	146,764,463

$100,227,274	$98,557,261	$127,911,740	$127,090,713	$325,346,480	$308,751,927	$170,449,869	$156,951,955

See Notes to Financial Statements.

Statements of Cash Flows

For the Period Ended February 29, 2024 (unaudited)

	International Fixed Income Fund	Inflation-Linked Fixed Income Fund
Cash Flows Provided by/Used in Operating Activities:
Net increase in net assets resulting from operations	$7,477,195	$2,439,078
Adjustments to reconcile net increase/decrease in net assets from operations to net cash and foreign currency provided by/used in operating activities:
Purchases of long-term investments	(337,837,607)	(83,742,085)
Proceeds from the sale and maturity of long-term investments	293,066,751	78,231,057
Proceeds from short-term investments, net	25,578,770	(136,180)
Decrease to the principal amount of inflation-indexed bonds	(53,591)	(794,097)
Proceeds from forward sale commitments	135,958,391	—
Payments on forward sale commitments	(125,555,344)	—
Change in net unrealized appreciation from forward sale commitments	(432,356)	(2,298,968)
Change in net unrealized appreciation from unaffiliated investments	(1,784,544)	(450,590)
Change in net unrealized appreciation from options contracts written	(175,585)	—
Change in net unrealized depreciation on open OTC swap contracts	291,991	—
Decrease in variation margin on open centrally cleared swap contracts	455,243	76,912
Net amortization (accretion) of premiums (discounts) of investments	(172,647)	(745,590)
Net realized gain from unaffiliated investments	2,724,807	1,335,336
Increase/Decrease in premium received on options contracts written	(42,754)	117,815
Increase in variation margin on open futures contracts	(72,775)	(47,833)
Increase/Decrease in receivable for securities sold	(17,652,876)	87,499
Increase in receivable for TBA securities sold	(30,580,732)	(1,746,033)
Increase in dividends and interest receivable from unaffiliated investments	(418,977)	(105,136)
Increase in deposits for collateral from counterparty	(445,000)	(109,000)
Increase in net upfront payments received/paid on OTC open swap contracts	(460,955)	—
Increase in prepaid trustee expenses	(417)	(819)
Increase/Decrease in prepaid expenses	(3,172)	12,338
Change in net unrealized depreciation on open forward foreign currency contracts	1,031,301	222,570
Increase/Decrease in payable for securities purchased	20,097,158	(410,663)
Increase in payable for TBA securities purchased	28,286,286	8,361,385
Decrease in deposits for collateral from counterparty	(2,122,000)	(210,000)
Decrease in investment management fee payable	(1,033)	(3,123)
Increase in interest expense payable	448	41,459
Decrease in custody fee payable	(11,968)	(3,679)
Decrease in transfer agent fees payable	(513)	(183)
Increase in accrued expenses	8,184	32,488

Net cash and foreign currency provided by/used in operating activities	(2,848,321)	153,958

Cash Flows Provided by/Used in Financing Activities:
Proceeds from sale-buyback transactions	—	27,522,460
Payments on sale-buyback transactions	—	(25,253,419)
Proceeds from reverse repurchase agreements	—	470,033
Proceeds from sale of shares	26,635,923	12,713,333
Cost of shares repurchased	(23,639,741)	(14,275,017)
Distributions to shareholders, net of reinvestments	(24)	(27)

Net cash and foreign currency provided by financing activities	2,996,158	1,177,363

Net increase in cash and foreign currency(a)	147,837	1,331,321

Cash and Foreign Currency:
Cash, cash equivalents and foreign cash at the beginning of the period	208,948	464,520

Cash, cash equivalents and foreign cash at end of the period	356,785	1,795,841

Non-Cash Financing Activities:
Reinvestment of distributions	(1,577,762)	(2,239,778)

(a)	Includes net change in unrealized depreciation on foreign currency of $(53,799) and $(56,062) for International Fixed Income Fund and Inflation-Linked Fixed Income Fund, respectively.

See Notes to Financial Statements.

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Cap Equity Fund
	2024(1)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$21.93		$20.91	$27.58	$21.62	$19.10	$21.31

Income (Loss) from Operations:
Net investment income(2)	0.13		0.23	0.20	0.22	0.26	0.27
Net realized and unrealized gain (loss)	2.59		2.58	(3.96)	6.49	3.23	(0.24)

Total Income (Loss) from Operations	2.72		2.81	(3.76)	6.71	3.49	0.03

Less Distributions from:
Net investment income	(0.21)		(0.18)	(0.20)	(0.18)	(0.20)	(0.34)
Net realized gain	(1.10)		(1.61)	(2.71)	(0.57)	(0.77)	(1.90)

Total Distributions	(1.31)		(1.79)	(2.91)	(0.75)	(0.97)	(2.24)

Net Asset Value, End of Year	$23.34		$21.93	$20.91	$27.58	$21.62	$19.10

Total Return†(3)	13.08	%(4)	14.71%	(15.44)%	31.79%	18.85%	1.32%
Net Assets, End of Year (millions)	$2,161		$1,815	$1,685	$2,175	$1,854	$1,554
Ratios to Average Net Assets:
Gross expenses	0.69	%(5)	0.70%	0.69%	0.68%	0.70%	0.69%
Net expenses(6)	0.45	(5)	0.47	0.48	0.47	0.49	0.48
Net investment income	1.17	(5)	1.12	0.82	0.91	1.33	1.43
Portfolio Turnover Rate	14	%(4)	34%	20%	15%	21%	13%

(1)	For the six months ended February 29, 2024 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small-Mid Cap Equity Fund
	2024(1)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$15.87		$16.56	$24.35	$18.01	$18.60	$23.06

Income (Loss) from Operations:
Net investment income(2)	0.07		0.15	0.12	0.13	0.13	0.12
Net realized and unrealized gain (loss)	1.34		0.81	(3.25)	7.10	1.48	(1.83)

Total Income (Loss) from Operations	1.41		0.96	(3.13)	7.23	1.61	(1.71)

Less Distributions from:
Net investment income	(0.16)		(0.11)	(0.08)	(0.14)	(0.10)	(0.10)
Net realized gain	—		(1.54)	(4.58)	(0.75)	(2.10)	(2.65)

Total Distributions	(0.16)		(1.65)	(4.66)	(0.89)	(2.20)	(2.75)

Net Asset Value, End of Year	$17.12		$15.87	$16.56	$24.35	$18.01	$18.60

Total Return†(3)	8.95	%(4)	6.47%	(15.89)%	41.14%	8.78%	(6.25)%
Net Assets, End of Year (millions)	$521		$490	$542	$677	$620	$423
Ratios to Average Net Assets:
Gross expenses	0.94	%(5)	0.94%	0.93%	0.92%	0.96%	0.98%
Net expenses(6)	0.59	(5)	0.60	0.59	0.58	0.62	0.66
Net investment income	0.94	(5)	0.99	0.63	0.61	0.77	0.63
Portfolio Turnover Rate	16	%(4)	23%	41%	29%	45%	65%

(1)	For the six months ended February 29, 2024 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Fund
	2024(1)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$12.98		$11.19	$15.54	$12.27	$11.59	$12.64

Income (Loss) from Operations:
Net investment income(2)	0.06		0.25	0.27	0.21	0.17	0.28
Net realized and unrealized gain (loss)	0.96		2.11	(3.34)	3.30	0.84	(1.09)

Total Income (Loss) from Operations	1.02		2.36	(3.07)	3.51	1.01	(0.81)

Less Distributions from:
Net investment income	(0.28)		(0.21)	(0.33)	(0.24)	(0.33)	(0.24)
Net realized gain	—		(0.36)	(0.95)	—	—	—

Total Distributions	(0.28)		(0.57)	(1.28)	(0.24)	(0.33)	(0.24)

Net Asset Value, End of Year	$13.72		$12.98	$11.19	$15.54	$12.27	$11.59

Total Return†(3)	7.97	%(4)	21.72%	(21.37)%	28.93%	8.64%	(6.34)%
Net Assets, End of Year (millions)	$1,295		$1,176	$1,148	$1,458	$1,254	$1,311
Ratios to Average Net Assets:
Gross expenses	0.84	%(5)	0.86%	0.85%	0.84%	0.87%	0.84%
Net expenses(6)	0.63	(5)	0.68	0.67	0.67	0.71	0.68
Net investment income	0.98	(5)	2.01	2.01	1.50	1.44	2.40
Portfolio Turnover Rate	10	%(4)	33%	38%	52%	39%	28%

(1)	For the six months ended February 29, 2024 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Emerging Markets Equity Fund
	2024(1)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$12.70		$12.39	$17.44	$14.67	$14.00	$14.29

Income (Loss) from Operations:
Net investment income(2)	0.05		0.23	0.30	0.20	0.20	0.27
Net realized and unrealized gain (loss)	0.45		0.31	(4.65)	2.90	0.75	(0.34)

Total Income (Loss) from Operations	0.50		0.54	(4.35)	3.10	0.95	(0.07)

Less Distributions from:
Net investment income	(0.31)		(0.23)	(0.29)	(0.33)	(0.28)	(0.22)
Net realized gain	—		—	(0.41)	—	—	—

Total Distributions	(0.31)		(0.23)	(0.70)	(0.33)	(0.28)	(0.22)

Net Asset Value End of Year	$12.89		$12.70	$12.39	$17.44	$14.67	$14.00

Total Return†(3)	4.07	%(4)	4.64%	(25.82)%	21.28%	6.79%	(0.40)%
Net Assets, End of Year (millions)	$446		$491	$481	$563	$548	$493
Ratios to Average Net Assets:
Gross expenses	1.15	%(5)	1.15%	1.15%	1.12%	1.15%	1.13%
Net expenses(6)	0.81	(5)	0.82	0.81	0.80	0.84	0.82
Net investment income	0.87	(5)	1.87	2.10	1.18	1.44	1.95
Portfolio Turnover Rate	11	%(4)	12%	14%	53%	23%	22%

(1)	For the six months ended February 29, 2024 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Core Fixed Income Fund
	2024(1)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$6.75		$7.12	$8.39	$8.79	$8.42	$7.86

Income (Loss) from Operations:
Net investment income(2)	0.14		0.25	0.14	0.13	0.19	0.23
Net realized and unrealized gain (loss)	0.01		(0.36)	(1.20)	(0.08)	0.42	0.57

Total Income (Loss) from Operations	0.15		(0.11)	(1.06)	0.05	0.61	0.80

Less Distributions from:
Net investment income	(0.14)		(0.25)	(0.16)	(0.17)	(0.22)	(0.24)
Tax return of capital	—		(0.01)	—	—	—	—
Net realized gain	—		—	(0.05)	(0.28)	(0.02)	—

Total Distributions	(0.14)		(0.26)	(0.21)	(0.45)	(0.24)	(0.24)

Net Asset Value, End of Year	$6.76		$6.75	$7.12	$8.39	$8.79	$8.42

Total Return†(3)	2.29	%(4)	(1.60)%	(12.86)%	0.58%	7.46%	10.39%
Net Assets, End of Year (millions)	$1,889		$1,796	$1,352	$1,311	$981	$1,204
Ratios to Average Net Assets:
Gross expenses	0.54	%(5)	0.55%	0.56%	0.56%	0.58%	0.57%
Net expenses(6)	0.51	(5)	0.52	0.53	0.54	0.56	0.56
Net investment income	4.21	(5)	3.65	1.85	1.57	2.27	2.85
Portfolio Turnover Rate	123	%(4)	254%	238%	227%	216%	210%

(1)	For the six months ended February 29, 2024 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

High Yield Fund
	2024(1)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$3.14		$3.14	$3.72	$3.61	$3.76	$3.77

Income (Loss) from Operations:
Net investment income(2)	0.11		0.20	0.17	0.18	0.17	0.19
Net realized and unrealized gain (loss)	0.06		—	(0.56)	0.11	(0.15)	—

Total Income (Loss) from Operations	0.17		0.20	(0.39)	0.29	0.02	0.19

Less Distributions from:
Net investment income	(0.11)		(0.20)	(0.19)	(0.18)	(0.17)	(0.20)

Net Asset Value, End of Year	$3.20		$3.14	$3.14	$3.72	$3.61	$3.76

Total Return†(3)	5.48	%(4)	6.71%	(10.88)%	8.61%	0.14%	5.58%
Net Assets, End of Year (millions)	$135		$128	$113	$213	$282	$49
Ratios to Average Net Assets:
Gross expenses	1.11	%(5)	1.17%	1.07%	0.96%	1.07%	1.32%
Net expenses(6)	0.91	(5)	0.97	0.87	0.76	0.86	1.12
Net investment income	6.76	(5)	6.30	4.88	4.79	4.85	5.09
Portfolio Turnover Rate	23	%(4)	25%	46%	117%	84%	43%

(1)	For the six months ended February 29, 2024 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Fund
	2024(1)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$6.40		$7.00	$8.12	$8.03	$8.35	$7.86

Income (Loss) from Operations:
Net investment income(2)	0.08		0.12	0.07	0.07	0.20	0.06
Net realized and unrealized gain (loss)	0.19		(0.13)	(0.98)	0.08	(0.15)	0.70

Total Income (Loss) from Operations	0.27		(0.01)	(0.91)	0.15	0.05	0.76

Less Distributions from:
Net investment income	(0.03)		(0.59)	(0.12)	—	(0.35)	(0.27)
Net realized gain	(0.03)		—	(0.09)	(0.06)	(0.02)	—

Total Distributions	(0.06)		(0.59)	(0.21)	(0.06)	(0.37)	(0.27)

Net Asset Value, End of Year	$6.61		$6.40	$7.00	$8.12	$8.03	$8.35

Total Return†(3)	4.17	%(4)	(0.15)%	(11.54)%	1.86%	0.75%	10.01%
Net Assets, End of Year (millions)	$192		$182	$171	$156	$135	$147
Ratios to Average Net Assets:
Gross expenses(5)	0.95	%(6)	0.95%	0.93%	0.97%	1.16%	1.24%
Net expenses(5)(7)	0.90	(6)	0.90	0.88	0.92	1.11	1.19
Net investment income	2.52	(6)	1.86	0.95	0.92	2.49	0.77
Portfolio Turnover Rate	190	%(4)	381%	312%	402%	437%	265%

(1)	For the six months ended February 29, 2024 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Ratio includes interest expense on reverse repurchase agreements and/or sale-buyback transactions which represents 0.01%, 0.00%, 0.00%, less than 0.005%, 0.09% and 0.15%, respectively.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Municipal Bond Fund
	2024(1)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$8.44		$8.55	$9.60	$9.53	$9.61	$9.11

Income (Loss) from Operations:
Net investment income(2)	0.12		0.23	0.18	0.17	0.20	0.23
Net realized and unrealized gain (loss)	0.23		(0.12)	(1.03)	0.12	(0.01)	0.52

Total Income (Loss) from Operations	0.35		0.11	(0.85)	0.29	0.19	0.75

Less Distributions from:
Net investment income	(0.12)		(0.22)	(0.18)	(0.17)	(0.21)	(0.22)
Net realized gain	(0.04)		—	(0.02)	(0.05)	(0.06)	(0.03)

Total Distributions	(0.16)		(0.22)	(0.20)	(0.22)	(0.27)	(0.25)

Net Asset Value, End of Year	$8.63		$8.44	$8.55	$9.60	$9.53	$9.61

Total Return†(3)	4.24	%(4)	1.35%	(8.91)%	3.07%	1.99%	8.38%
Net Assets, End of Year (millions)	$100		$99	$87	$92	$69	$86
Ratios to Average Net Assets:
Gross expenses	0.79	%(5)	0.76%	0.71%	0.73%	0.73%	0.74%
Net expenses	0.79	(5)	0.76	0.71	0.73	0.73	0.74
Net investment income	2.93	(5)	2.66	1.99	1.79	2.16	2.44
Portfolio Turnover Rate	22	%(4)	28%	48%	7%	10%	42%

(1)	For the six months ended February 29, 2024 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Inflation-Linked Fixed Income Fund
	2024(1)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$8.12		$9.17	$11.16	$11.13	$10.19	$9.79

Income (Loss) from Operations:
Net investment income(2)	0.03		0.25	0.87	0.56	0.18	0.24
Net realized and unrealized gain (loss)	0.12		(0.65)	(1.54)	0.07	0.88	0.38

Total Income (Loss) from Operations	0.15		(0.40)	(0.67)	0.63	1.06	0.62

Less Distributions from:
Net investment income	(0.08)		(0.37)	(0.93)	(0.60)	(0.12)	(0.22)
Net realized gain	(0.06)		(0.28)	(0.39)	—	—	—

Total Distributions	(0.14)		(0.65)	(1.32)	(0.60)	(0.12)	(0.22)

Net Asset Value, End of Year	$8.13		$8.12	$9.17	$11.16	$11.13	$10.19

Total Return†(3)	1.95	%(4)	(4.51)%	(6.55)%	5.87%	10.38%	6.42%
Net Assets, End of Year (millions)	$128		$127	$102	$148	$156	$217
Ratios to Average Net Assets:
Gross expenses(5)	2.62	%(6)	2.35%	1.08%	0.93%	1.27%	1.35%
Net expenses(5)(7)	2.57	(6)	2.30	1.03	0.88	1.22	1.30
Net investment income	0.83	(6)	2.96	8.43	5.08	1.76	2.47
Portfolio Turnover Rate	46	%(4)	56%	57%	104%	193%	143%

(1)	For the six months ended February 29, 2024 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Ratio includes interest expense on reverse repurchase agreements and/or sale-buyback transactions which represents 1.66%, 1.32%, 0.17%, 0.03%, 0.35% and 0.55%, respectively.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Ultra-Short Term Fixed Income Fund
	2024(1)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$9.61		$9.69	$9.89	$9.99	$9.90	$9.97

Income (Loss) from Operations:
Net investment income(2)	0.23		0.32	0.08	0.05	0.18	0.25
Net realized and unrealized gain (loss)	0.08		0.14	(0.17)	0.01	0.06	(0.06)

Total Income (Loss) from Operations	0.31		0.46	(0.09)	0.06	0.24	0.19

Less Distributions from:
Net investment income	(0.23)		(0.54)	(0.11)	(0.16)	(0.15)	(0.26)

Net Asset Value, End of Year	$9.69		$9.61	$9.69	$9.89	$9.99	$9.90

Total Return†(3)	3.21	%(4)	4.95%	(0.92)%	0.61%	2.36%	2.07%
Net Assets, End of Year (millions)	$325		$309	$506	$442	$398	$497
Ratios to Average Net Assets:
Gross expenses(5)	0.74	%(6)	0.81%	0.67%	0.67%	0.69%	0.82%
Net expenses(5)(7)	0.60	(6)	0.76	0.62	0.62	0.64	0.77
Net investment income	4.88	(6)	3.34	0.79	0.50	1.78	2.51
Portfolio Turnover Rate	42	%(4)	42%	86%	55%	96%	97%

(1)	For the six months ended February 29, 2024 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Ratio includes interest expense on reverse repurchase agreements and/or sale-buyback transactions which represents 0.01%, 0.14%, 0.02%, less than 0.005%, 0.02% and 0.07%, respectively.
(7)	Reflects fee waivers and/or expense reimbursements.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Alternative Strategies Fund
	2024(1)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$10.24		$10.69	$10.99	$10.04	$10.10	$9.88

Income (Loss) from Operations:
Net investment income(2)	0.23		0.38	0.20	0.13	0.15	0.10
Net realized and unrealized gain (loss)	0.29		(0.17)	(0.42)	0.91	0.10	0.19

Total Income (Loss) from Operations	0.52		0.21	(0.22)	1.04	0.25	0.29

Less Distributions from:
Net investment income	(0.33)		(0.64)	(0.07)	(0.09)	(0.28)	(0.07)
Net realized gain	—		(0.02)	(0.01)	—	(0.03)	—

Total Distributions	(0.33)		(0.66)	(0.08)	(0.09)	(0.31)	(0.07)

Net Asset Value, End of Year	$10.43		$10.24	$10.69	$10.99	$10.04	$10.10

Total Return†(3)	5.12	%(4)	2.14%	(2.06)%	10.39%	2.61%	2.90%
Net Assets, End of Year (millions)	$170		$157	$147	$119	$39	$27
Ratios to Average Net Assets:
Gross expenses	1.40	%(5)	1.50%	1.59%	1.56%	1.85%	2.34%
Net expenses(6)(7)	0.40	(5)	0.50	0.59	0.56	0.70	0.88
Net investment income	4.43	(5)	3.70	1.83	1.24	1.52	1.01
Portfolio Turnover Rate	1	%(4)	27%	18%	18%	34%	16%

(1)	For the six months ended February 29, 2024 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.00%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

(4)	Not annualized.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Does not reflect the Fund’s proportionate share of income and expenses from the Underlying Fund.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Alternative Strategies Fund will allocate its assets among shares of mutual funds, exchange-traded funds or closed-end funds managed by a third party professional money manager (“Underlying Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Notes to Financial Statements

(unaudited) (continued)

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, senior loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing

Notes to Financial Statements

(unaudited) (continued)

service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at February 29, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$187,078,463	$187,078,463	$—	$—
Consumer Discretionary	205,969,632	205,969,632	—	—
Consumer Staples	98,438,771	98,438,771	—	—
Energy	76,236,463	76,236,463	—	—
Financials	339,649,838	339,649,838	—	—
Health Care	274,237,959	274,237,959	—	—
Industrials	238,619,157	238,619,157	—	—
Information Technology	518,679,501	518,679,501	—	—
Materials	59,255,351	59,252,861	2,490	—
Real Estate	76,254,409	76,254,409	—	—
Utilities	38,162,235	38,162,235	—	—
Short-Term Investments:
Money Market Fund	651,450	651,450	—	—
Time Deposits	45,250,552	—	45,250,552	—

Total Investments, at Value	$2,158,483,781	$2,113,230,739	$45,253,042	$—

Securities Lending Transactions — Liabilities	$(651,450)	$—	$(651,450)	$—

Other Financial Instruments — Assets
Futures Contracts	$1,152,967	$1,152,967	$—	$—

Total Other Financial Instruments — Assets	$1,152,967	$1,152,967	$—	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 29, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Small-Mid Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$8,590,361	$8,590,361	$—	$—
Consumer Discretionary	47,392,222	47,392,222	—	—
Consumer Staples	19,343,968	19,343,968	—	—
Energy	20,077,993	20,077,993	—	—
Financials	65,933,348	65,933,348	—	—
Health Care	79,407,083	79,398,126	8,957	—
Industrials	109,216,449	109,216,449	—	—
Information Technology	79,155,050	79,155,050	—	—
Materials	27,260,475	27,254,068	6,407	—
Real Estate	24,235,298	24,235,298	—	—
Utilities	18,417,776	18,417,776	—	—
Preferred Stocks:
Financials	1,709,207	1,709,207	—	—
Open End Mutual Fund Securities:
Financials	849,995	849,995	—	—
Corporate Bonds & Notes	679,841	—	679,841	—
Short-Term Investments:
Money Market Fund	3,011,240	3,011,240	—	—
Time Deposits	14,571,123	—	14,571,123	—

Total Investments, at Value	$519,851,429	$504,585,101	$15,266,328	$—

Securities Lending Transactions — Liabilities	$(3,011,240)	$—	$(3,011,240)	$—

Other Financial Instruments — Assets
Futures Contracts	$100,268	$100,268	$—	$—

Total Other Financial Instruments — Assets	$100,268	$100,268	$—	$—

International Equity Fund
Investments, at Value
Common Stocks:
France	$149,002,479	$—	$149,002,479	$—
Germany	105,908,746	—	105,908,746	—
Japan	240,669,806	274,936	240,394,870	—
Netherlands	66,870,863	—	66,870,863	—
Switzerland	108,403,937	—	108,403,937	—
United Kingdom	218,389,363	2,295,248	216,094,115	—
Other Countries**	371,220,340	55,466,086	315,754,254	—
Preferred Stocks:
Germany	3,456,294	—	3,456,294	—
Open End Mutual Fund Security:
United States	1,637,887	1,637,887	—	—
Short-Term Investments:
Money Market Fund	12,203,970	12,203,970	—	—
Time Deposits	24,637,431	—	24,637,431	—

Total Investments, at Value	$1,302,401,116	$71,878,127	$1,230,522,989	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 29, 2024		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Security Lending Transactions — Liabilities	$(12,203,970)		$—	$(12,203,970)	$—
Other Financial Instruments — Asset
Futures Contracts	$71,979		$71,979	$—	$—

Total Other Financial Instruments — Assets	$71,979		$71,979	$—	$—

Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
Brazil	$26,963,230		$26,963,230	$—	$—
China	93,021,918	*	11,840,291	81,181,625	2	*
India	73,490,961		11,989,175	61,501,786	—
South Korea	51,038,143		44,428	50,993,715	—
Taiwan	61,256,600		12,774,872	48,481,728	—
Other Countries**	123,848,528	*	37,199,350	86,608,238	40,940	*
Preferred Stocks:
Brazil	2,946,573		2,946,573	—	—
Chile	166,101		166,101	—	—
Colombia	76,175		76,175	—	—
Mexico	268,730		268,730	—	—
Russia	850	*	—	—	850	*
South Korea	4,434,640		—	4,434,640	—
Rights:
Brazil	229		—	229	—
South Korea	1,787		—	1,787	—
Short-Term Investments:
Money Market Fund	843,580		843,580	—	—
Time Deposits	9,474,314		—	9,474,314	—

Total Investments, at Value	$447,832,359	*	$105,112,505	$342,678,062	$41,792	*

Security Lending Transactions — Liabilities	$(843,580)		$—	$(843,580)	$—
Other Financial Instruments — Liabilities
Futures Contract	$(800)		$(800)	$—	$—

Total Other Financial Instruments — Liabilities	$(800)		$(800)	$—	$—

Core Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$476,469,734	*	$—	$476,469,734	$—	*
U.S. Government Agencies & Obligations	465,228,383		—	465,228,383	—
Mortgage-Backed Securities	401,381,998		—	401,381,998	—
Collateralized Mortgage Obligations	212,109,790		—	212,109,790	—
Asset-Backed Securities	42,034,115		—	42,034,115	—
Sovereign Bonds	33,390,205		—	33,390,205	—
Senior Loans	17,704,096		—	17,704,096	—
Municipal Bonds	5,711,672		—	5,711,672	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 29, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Telecommunications	$309,392	$—	$309,392	$—
Purchased Options	45,874	19,997	25,877	—
Short-Term Investments:
Time Deposits	86,151,251	—	86,151,251	—
U.S. Government Obligations	68,850,847	—	68,850,847	—

Total Investments, at Value	$1,809,387,357 *	$19,997	$1,809,367,360	$—	*

Other Financial Instruments — Assets
Futures Contracts	$871,347	$871,347	$—	$—
Forward Foreign Currency Contracts	110,267	—	110,267	—
Centrally Cleared Interest Rate Swaps	3,663,393	—	3,663,393	—
Centrally Cleared Credit Default Swap	355,044	—	355,044	—

Total Other Financial Instruments — Assets	$5,000,051	$871,347	$4,128,704	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(65,188)	$(65,188)	$—	$—
Forward Sale Commitments	(2,471,615)	—	(2,471,615)	—
Futures Contracts	(409,875)	(409,875)	—	—
Forward Foreign Currency Contracts	(901,113)	—	(901,113)	—
OTC Interest Rate Swap	(117,955)	—	(117,955)	—
Centrally Cleared Credit Default Swap	(190,893)	—	(190,893)	—

Total Other Financial Instruments—Liabilities	$(4,156,639)	$(475,063)	$(3,681,576)	$—

High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$120,003,037 *	$—	$120,003,037	$—	*
Collateralized Mortgage Obligations	4,714,294	—	4,714,294	—
Senior Loans	2,901,664	—	2,901,664	—
Common Stocks:
Energy	319,430	319,430	—	—
Convertible Preferred Stocks:
Energy	289,077	—	289,077	—
Sovereign Bond	38,875	—	38,875	—
Short-Term Investments:
Time Deposits	6,317,369	—	6,317,369	—

Total Investments, at Value	$134,583,746 *	$319,430	$134,264,316	$—	*

International Fixed Income Fund
Investments, at Value
Mortgage-Backed Securities	$56,612,441	$—	$56,612,441	$—
Sovereign Bonds:
Japan	17,837,137	—	17,837,137	—
Other Countries**	37,467,751	—	37,467,751	—
Collateralized Mortgage Obligations	32,707,328	—	32,707,328	—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 29, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Corporate Bonds & Notes:
Other Countries**	$19,703,389	$—	$19,703,389	$—
U.S. Government Obligations	16,358,004	—	16,358,004	—
Asset-Backed Securities	701,948	—	701,948	—
Purchased Options	126,952	—	126,952	—
Short-Term Investments:
Commercial Papers	3,389,225	—	3,389,225	—
Repurchase Agreement	6,700,000	—	6,700,000	—
Sovereign Bonds:
Japan	21,021,285	—	21,021,285	—
Time Deposits	6,808,366	—	6,808,366	—
U.S. Government Obligation	296,505	—	296,505	—

Total Investments, at Value	$219,730,331	$—	$219,730,331	$—

Other Financial Instruments — Assets
Futures Contracts	$619,813	$619,813	$—	$—
Forward Foreign Currency Contracts	2,646,256	—	2,646,256	—
OTC Interest Rate Swap	8,697	—	8,697	—
Centrally Cleared Interest Rate Swaps	4,091,867	—	4,091,867	—
OTC Credit Default Swap	10,981	—	10,981	—
Centrally Cleared Credit Default Swaps	248,688	—	248,688	—
OTC Cross Currency Swaps	291,730	—	291,730	—

Total Other Financial Instruments — Assets	$7,918,032	$619,813	$7,298,219	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(156,202)	$—	$(156,202)	$—
Forward Sale Commitments	(25,769,054)	—	(25,769,054)	—
Futures Contracts	(407,941)	(407,941)	—	—
Forward Foreign Currency Contracts	(529,986)	—	(529,986)	—
OTC Total Return Swaps	(537,895)	—	(537,895)	—
OTC Interest Rate Swap	(5,569)	—	(5,569)	—
Centrally Cleared Interest Rate Swaps	(3,444,748)	—	(3,444,748)	—
OTC Credit Default Swaps	(1,993)	—	(1,993)	—
Centrally Cleared Credit Default Swaps	(228,213)	—	(228,213)	—
OTC Cross Currency Swap	(74,745)	—	(74,745)	—

Total Other Financial Instruments — Liabilities	$(31,156,346)	$(407,941)	$(30,748,405)	$—

Municipal Bond Fund
Investments, at Value
Municipal Bonds	$92,556,638	$—	$92,556,638	$—
Short-Term Investments:
Time Deposits	7,416,034	—	7,416,034	—

Total Investments, at Value	$99,972,672	$—	$99,972,672	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 29, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Obligations	$138,606,427	$—	$138,606,427	$—
Collateralized Mortgage Obligations	15,945,136	—	15,945,136	—
Mortgage-Backed Securities	12,050,669	—	12,050,669	—
Sovereign Bonds	6,698,869	—	6,698,869	—
Corporate Bonds & Notes	551,927	—	551,927	—
Short-Term Investments:
Time Deposits	1,008,320	—	1,008,320	—

Total Investments, at Value	$174,861,348	$—	$174,861,348	$—

Other Financial Instruments — Assets
Futures Contracts	$128,194	$128,194	$—	$—
Forward Foreign Currency Contracts	90,784	—	90,784	—
Centrally Cleared Interest Rate Swaps	1,788,740	—	1,788,740	—
Centrally Cleared Inflation Rate Swaps	798,801	—	798,801	—

Total Other Financial Instruments — Assets	$2,806,519	$128,194	$2,678,325	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(155,168)	$(1,520)	$(153,648)	$—
Reverse Repurchase Agreement	(36,044,076)	—	(36,044,076)	—
Futures Contracts	(136,775)	(136,775)	—	—
Forward Foreign Currency Contracts	(42,333)	—	(42,333)	—
Centrally Cleared Interest Rate Swaps	(874,954)	—	(874,954)	—
Centrally Cleared Inflation Rate Swaps	(1,389,345)	—	(1,389,345)	—

Total Other Financial Instruments — Liabilities	$(38,642,651)	$(138,295)	$(38,504,356)	$—

Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$130,164,279	$—	$130,164,279	$—
Collateralized Mortgage Obligations	74,646,188	—	74,646,188	—
Asset-Backed Securities	65,378,185	—	64,379,243	998,942
U.S. Government Agencies & Obligations	10,886,376	—	10,886,376	—
Mortgage-Backed Securities	736,233	—	736,233	—
Short-Term Investments:
Commercial Papers	43,518,862	—	43,518,862	—
Repurchase Agreement	2,300,000	—	2,300,000	—
Time Deposits	8,643,804	—	8,643,804	—
U.S. Government Obligation	3,260,080	—	3,260,080	—

Total Investments, at Value	$339,534,007	$—	$338,535,065	$998,942

Other Financial Instruments — Assets
Futures Contracts	$12,498	$12,498	$—	$—

Total Other Financial Instruments — Assets	$12,498	$12,498	$—	$—

Other Financial Instruments — Liabilities
Futures Contracts	$(35,137)	$(35,137)	$—	$—

Total Other Financial Instruments — Liabilities	$(35,137)	$(35,137)	$—	$—

Notes to Financial Statements

(unaudited) (continued)

	Total Fair Value at February 29, 2024	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities:
United States	$167,538,039	$167,538,039	$—	$—

Total Investments, at Value	$167,538,039	$167,538,039	$—	$—

*	Includes securities that are fair valued using significant unobservable inputs at $0.
**	Other Countries represents countries that are individually less than 5% of Net Assets.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

Transfer between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valufation changes.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2023 through February 29, 2024:

	Total		Asset Backed Securities	Common Stocks		Corporate Bonds & Notes		Preferred Stocks	Rights
Emerging Markets Equity Fund
Balance as of August 31, 2023	$41,806	*	$—	$40,957	*	$—		$849	$—
Total realized gain (loss)	(170,254)		—	(170,254)		—		—	—
Change in unrealized appreciation (depreciation)	212,194		—	212,193		—		1	—
Purchases	—		—	—		—		—	—
(Sales)	(41,956)		—	(41,956)		—		—	—
Transfers in	2	**	—	2	**	—		—	—
(Transfers out)	—		—	—		—		—	—

Balance as of February 29, 2024	$41,792	*	$—	$40,942	*	$—		$850	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 29, 2024	$2		$—	$1		$—		$1	$—

Core Fixed Income Fund
Balance as of August 31, 2023	$—	*	$—	$—		$—	*	$—	$—	*
Total realized gain (loss)	29,919		—	—		7,820		—	22,099
Change in unrealized appreciation (depreciation)	(7,820)		—	—		(7,820)		—	—
Purchases	—		—	—		—		—	—
(Sales)	(22,099	)*	—	—		(—	)*	—	(22,099)
Transfers in	—	**	—	—		—	**	—	—
(Transfers out)	—		—	—		—		—	—

Balance as of February 29, 2024	$—	*	$—	$—		$—	*	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 29, 2024	$—		$—	$—		$—		$—	$—

Notes to Financial Statements

(unaudited) (continued)

	Total		Asset Backed Securities	Common Stocks	Corporate Bonds & Notes		Preferred Stocks	Rights
High Yield Fund
Balance as of August 31, 2023	$—		$—	$—	$—		$—	$—
Total realized gain (loss)	—		—	—	—		—	—
Change in unrealized appreciation (depreciation)	—		—	—	—		—	—
Purchases	—		—	—	—		—	—
(Sales)	—		—	—	—		—	—
Transfers in	—	**	—	—	—	**	—	—
(Transfers out)	—		—	—	—		—	—

Balance as of February 29, 2024	$—	*	$—	$—	$—	*	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 29, 2024	$—		$—	$—	$—		$—	$—

Ultra-Short Term Fixed Income Fund
Balance as of August 31, 2023	$—		$—	$—	$—		$—	$—
Total realized gain (loss)	—		—	—	—		—	—
Accrued discounts (premiums)	—		16	—	—		—	—
Change in unrealized appreciation (depreciation)	—		(1,000)	—	—		—	—
Purchases	—		999,926	—	—		—	—
(Sales)	—		—	—	—		—	—
Transfers in	—		—	—	—		—	—
(Transfers out)	—		—	—	—		—	—

Balance as of February 29, 2024	$—		$998,942	$—	$—		$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 29, 2024	$—		$(1,000)	$—	$—		$—	$—

*	Includes securities that are valued at $0.
**

Transfers are calculated on the beginning of period value. For the period ended February 29, 2024, for Emerging Markets Equity Fund, securities with an aggregate fair value of $2 were transferred from Level 2 to Level 3 as there were no longer observable inputs available to determine their fair value. For the period ended February 29, 2024, for Core Fixed Income Fund, security valued at zero was transferred from Level 2 to Level 3 as there were no longer observable inputs available to determine its fair value. For the period ended February 29, 2024, for High Yield Fund, securities valued at zero were transferred from Level 2 to Level 3 as there were no longer observable inputs available to determine their fair value. There were no other transfers in or out of Level 3 for any of the Funds.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the period-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin, which is included in deposits for collateral with counterparty on the Statements of Assets and Liabilities. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation

Notes to Financial Statements

(unaudited) (continued)

in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering

Notes to Financial Statements

(unaudited) (continued)

into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

Notes to Financial Statements

(unaudited) (continued)

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Notes to Financial Statements

(unaudited) (continued)

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(xiv) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from a reference asset (single asset, or a basket of assets) without actually having to own it. Total return swap contracts are agreements where the total return of a reference asset is paid in exchange for periodic cash flows. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gains or losses in the Statements of Operations.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at February 29, 2024:

Large Cap Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$1,152,967	$1,152,967

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 29, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$1,193,071	$1,193,071

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$753,215	$753,215

Notes to Financial Statements

(unaudited) (continued)

Small-Mid Cap Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$100,268	$100,268

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 29, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$2,910	$2,910

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$111,362	$111,362

International Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$—	$—	$—	$71,979	$71,979

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 29, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$66,248	$66,248

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$73,469	$73,469

Emerging Markets Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$800	$800

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 29, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$(19,848)	$(19,848)

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$9,166	$9,166

Core Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$19,997	$25,877	$—	$—	$45,874
Unrealized appreciation on open futures contracts (b)	871,347	—	—	—	871,347
Unrealized appreciation on forward foreign currency contracts (c)	—	110,267	—	—	110,267
Unrealized appreciation on centrally cleared swaps (f)	3,663,393	—	355,044	—	4,018,437

	$4,554,737	$136,144	$355,044	$—	$5,045,925

Liability derivatives
Options contracts written outstanding (a)	$65,188	$—	$—	$—	$65,188
Unrealized depreciation on open futures contracts (b)	409,875	—	—	—	409,875
Unrealized depreciation on forward foreign currency contracts (a)	—	901,113	—	—	901,113
Unrealized depreciation on centrally cleared swaps (f)	—	—	190,893	—	190,893
Unrealized depreciation on OTC swaps (a)	117,955	—	—	—	117,955

	$593,018	$901,113	$190,893	$—	$1,685,024

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 29, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$(2,498,987)	$(125,251)	$—	$—	$(2,624,238)
Futures contracts	(2,857,261)	—	—	—	(2,857,261)
Options contracts written	2,948,187	—	—	—	2,948,187
Swap contracts	2,303,768	—	442,421	—	2,746,189
Forward foreign currency contracts	—	(639,892)	—	—	(639,892)

	$(104,293)	$(765,143)	$442,421	$—	$(427,015)

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$190,160	$46,564	$—	$—	$236,724
Futures contracts	(1,703,518)	—	—	—	(1,703,518)
Options contracts written	(292,986)	—	—	—	(292,986)
Swap contracts	(887,937)	—	(120,056)	—	(1,007,993)
Forward foreign currency contracts	—	38,944	—	—	38,944

	$(2,694,281)	$85,508	$(120,056)	$—	$(2,728,829)

Notes to Financial Statements

(unaudited) (continued)

International Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$126,952	$—	$—	$—	$126,952
Unrealized appreciation on open futures contracts (b)	619,813	—	—	—	619,813
Unrealized appreciation on forward foreign currency contracts (c)	—	2,646,256	—	—	2,646,256
Unrealized appreciation on centrally cleared swaps (f)	4,091,867	—	248,688	—	4,340,555
Unrealized appreciation on OTC swaps (c)	8,697	291,730	10,981	—	311,408

	$4,847,329	$2,937,986	$259,669	$—	$8,044,984

Liability derivatives
Options contracts written outstanding (a)	$156,201	$1	$—	$—	$156,202
Unrealized depreciation on open futures contracts (b)	407,941	—	—	—	407,941
Unrealized depreciation on forward foreign currency contracts (a)	—	529,986	—	—	529,986
Unrealized depreciation on centrally cleared swaps (f)	3,444,748	—	228,213	—	3,672,961
Unrealized depreciation on OTC swaps (a)	543,464	74,745	1,993	—	620,202

	$4,552,354	$604,732	$230,206	$—	$5,387,292

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 29, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$(17,143)	$(6,057)	$—	$—	$(23,200)
Futures contracts	631,692	—	—	—	631,692
Options contracts written	169,072	4,734	—	—	173,806
Swap contracts	(2,312,984)	—	(10,564)	92,868	(2,230,680)
Forward foreign currency contracts	—	4,640,001	—	—	4,640,001

	$(1,529,363)	$4,638,678	$(10,564)	$92,868	$3,191,619

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$(110,654)	$—	$—	$—	$(110,654)
Futures contracts	425,457	—	—	—	425,457
Options contracts written	163,607	11,978	—	—	175,585
Swap contracts	3,026,559	297,826	2,610	—	3,326,995
Forward foreign currency contracts	—	(1,031,301)	—	—	(1,031,301)

	$3,504,969	$(721,497)	$2,610	$—	$2,786,082

Municipal Bond Fund

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 29, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$(24,546)	$—	$—	$—	$(24,546)

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$22,255	$—	$—	$—	$22,255

Notes to Financial Statements

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$128,194	$—	$—	$—	$128,194
Unrealized appreciation on forward foreign currency contracts (c)	—	90,784	—	—	90,784
Unrealized appreciation on centrally cleared swaps (f)	2,587,541	—	—	—	2,587,541

	$2,715,735	$90,784	$—	$—	$2,806,519

Liability derivatives
Options contracts written outstanding (a)	$155,168	$—	$—	$—	$155,168
Unrealized depreciation on open futures contracts (b)	136,775	—	—	—	136,775
Unrealized depreciation on forward foreign currency contracts (a)	—	42,333	—	—	42,333
Unrealized depreciation on centrally cleared swaps (f)	2,264,299	—	—	—	2,264,299

	$2,556,242	$42,333	$—	$—	$2,598,575

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 29, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$(68,276)	$—	$—	$—	$(68,276)
Futures contracts	149,271	—	—	—	149,271
Options contracts written	185,883	—	—	—	185,883
Swap contracts	(193,011)	—	83	—	(192,928)
Forward foreign currency contracts	—	412,575	—	—	412,575

	$73,867	$412,575	$83	$—	$486,525

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$(236,771)	$—	$—	$—	$(236,771)
Futures contracts	65,241	—	—	—	65,241
Options contracts written	450,590	—	—	—	450,590
Swap contracts	237,786	—	(14)	—	237,772
Forward foreign currency contracts	—	(222,570)	—	—	(222,570)

	$516,846	$(222,570)	$(14)	$—	$294,262

Ultra-Short Term Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$12,498	$—	$—	$—	$12,498

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$35,137	$—	$—	$—	$35,137

Notes to Financial Statements

(unaudited) (continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 29, 2024:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$(39,566)	$—	$—	$—	$(39,566)
Swap contracts	(101,591)	—	(281,092)	—	(382,683)
Forward foreign currency contracts	—	2,231,076	—	—	2,231,076

	$(141,157)	$2,231,076	$(281,092)	$—	$1,808,827

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$218,627	$—	$—	$—	$218,627
Swap contracts	—	—	357,055	—	357,055
Forward foreign currency contracts	—	(865,197)	—	—	(865,197)

	$218,627	$(865,197)	$357,055	$—	$(289,515)

(a)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts, unrealized depreciation on OTC swap contracts or options contracts written, at value.
(b)

Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the open exchanged-traded futures contracts table in the Fund’s Schedule of Investments.

(c)	Statements of Assets and Liabilities location: Investments, at value or unrealized appreciation on open forward foreign currency contracts or unrealized appreciation on OTC swap contracts.
(d)	Statements of Operations location: Net realized gain (loss) from unaffiliated investments, forward foreign currency contracts, futures contracts, options contracts written or swap contracts.
(e)

Statements of Operations location: Change in net unrealized appreciation (depreciation) from unaffiliated investments, forward foreign currency contracts, futures contracts, options contracts written or swap contracts.

(f)

Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on centrally cleared swaps is reported in the open swap contracts table in the Fund’s Schedule of Investments.

The average monthly notional amounts of futures contracts, swaps contracts and forward foreign currency contracts, and the monthly average market value of options contracts written and purchased options outstanding during the period ended February 29, 2024 were as follows:

Large Cap Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$15,217,665

Small-Mid Cap Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$1,688,802

International Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$1,815,769

Emerging Markets Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$517,608

Notes to Financial Statements

(unaudited) (continued)

Core Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$299,443	$15,496	$—	$—
Futures contracts	842,887,712	—	—	—
Option contracts written	471,812	—	—	—
Swap contracts	89,881,812	—	45,923,910	—
Forward foreign currency contracts	—	47,744,318	—	—

International Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$204,581	$1,042	$—	$—
Futures contracts	187,715,315	—	—	—
Option contracts written	284,455	4,715	—	—
Swap contracts	395,660,498	4,953,509	36,079,757	—
Forward foreign currency contracts	—	224,873,448	—	—

Municipal Bond Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$1,175,542	$—	$—	$—

Inflation-Linked Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$159,143	$—	$—	$—
Futures contracts	54,621,500	—	—	—
Option contracts written	416,738	—	—	—
Swap contracts	71,783,566	—	57,143	—
Forward foreign currency contracts	—	28,840,277	—	—

Ultra-Short Term Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$65,726,169	$—	$—	$—
Swap contracts	—	—	10,028,571	—
Forward foreign currency contracts	—	48,204,784	—	—

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Notes to Financial Statements

(unaudited) (continued)

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances.

The following table presents securities on loan that are subject to enforceable netting arrangements as of February 29, 2024:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)		Net Amount (Not Less than $0)
Large Cap Equity Fund	$635,512	$—	$(635,512	)(c)	$0
Small-Mid Cap Equity Fund	2,881,615	—	(2,881,615	)(c)	0
International Equity Fund	12,043,870	—	(12,043,870	)(c)	0
Emerging Markets Equity Fund	885,974	—	(843,580)		42,394

(a)	Represents market value of securities on loan at period end.
(b)

The Funds received cash collateral of $651,450, $3,011,240, $12,203,970 and $843,580, respectively, which was subsequently invested in Invesco STIT - Government & Agency Portfolio as reported in the Schedules of Investments. In addition, the Funds received non-cash collateral of $0, $0, $314,910 and $0, respectively, in the form of U.S. Government Obligations, which the Funds cannot sell or repledge, and accordingly are not reflected in the Schedule of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

FASB ASC 860, “Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”, is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

Notes to Financial Statements

(unaudited) (continued)

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2024:

	Remaining Contractual Maturity of the Agreements As of February 29, 2024
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Large Cap Equity Fund
Securities Lending Transactions
Common Stocks	$651,450	$—	$—	$—	$651,450

Total Borrowings	$651,450	$—	$—	$—	$651,450

Gross amount of recognized liabilities for securities lending transactions					$651,450

Small-Mid Cap Equity Fund
Securities Lending Transactions
Common Stocks	$3,011,240	$—	$—	$—	$3,011,240

Total Borrowings	$3,011,240	$—	$—	$—	$3,011,240

Gross amount of recognized liabilities for securities lending transactions					$3,011,240

International Equity Fund
Securities Lending Transactions
Common Stocks	$12,203,970	$—	$—	$—	$12,203,970

Total Borrowings	$12,203,970	$—	$—	$—	$12,203,970

Gross amount of recognized liabilities for securities lending transactions					$12,203,970

Emerging Markets Equity Fund
Securities Lending Transactions
Common Stocks	$843,580	$—	$—	$—	$843,580

Total Borrowings	$843,580	$—	$—	$—	$843,580

Gross amount of recognized liabilities for securities lending transactions					$843,580

Inflation-Linked Fixed Income Fund
Reverse Repurchase Agreements Transactions
U.S. Government Obligations	$—	$36,044,076	$—	$—	$36,044,076

Sale-Buyback Transactions
U.S. Government Obligations	$—	$2,269,041	$—	$—	$2,269,041

Total Borrowings	$—	$38,313,117	$—	$—	$38,313,117

Gross amount of recognized liabilities for reverse repurchase agreements transactions					$36,044,076

Gross amount of recognized liabilities for sale-buyback transactions					$2,269,041

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Notes to Financial Statements

(unaudited) (continued)

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Notes to Financial Statements

(unaudited) (continued)

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Market Risk. The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund’s investments (and, in turn, the Fund’s investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions.

(o) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as income from non-cash dividends at fair value. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(p) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in

Notes to Financial Statements

(unaudited) (continued)

the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(q) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(r) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2023 tax returns. Each Fund’s federal tax returns for the prior four fiscal years remain subject to examination by the Internal Revenue Service.

(s) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(t) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(u) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of the securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(v) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

Notes to Financial Statements

(unaudited) (continued)

(w) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Funds based on information available to such managers. The portfolio managers of other Funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Funds. At times, the fair value of a Senior Loan determined by the portfolio managers of other Funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Funds. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Funds may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Funds are obligated to fund those commitments at the borrower’s discretion. In connection with these commitments, the Funds earns a commitment fee, which is included in interest income in the Statements of Operations and recognized respectively over the commitment period.

There were no fully/partially unfunded loan positions as of February 29, 2024.

(x) Sale-Buyback and Buy-Saleback Transactions. A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions.

During the period ended February 29, 2024, the Inflation-Linked Fixed Income Fund participated in sale-buyback transactions. The payable for investments purchased related to sale-buyback transactions at February 29, 2024, and the average amount of borrowings, incurred interest expense and a weighted average interest rate related to sale-buyback transactions outstanding during the period ended February 29, 2024, were as following:

Inflation-Linked Fixed Income Fund
Payable for investments purchased	$2,269,041
Average amount borrowed	2,273,119
Interest expense	62,384
Weighted average interest rate	5.502%

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under buy-saleback transactions.

Notes to Financial Statements

(unaudited) (continued)

During the period ended February 29, 2024, the Funds did not participate in buy-saleback transactions.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Schedule of Investments.

(y) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedules of Investments. The carrying amount of such deposits due to brokers at February 29, 2024 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of February 29, 2024 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of February 29, 2024.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

Notes to Financial Statements

(unaudited) (continued)

The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of February 29, 2024:

	Assets		Liabilities
Derivative Instruments (a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities		Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Core Fixed Income Fund:
Forward foreign currency contracts	$110,267		$(901,113)
Option contracts	25,877	(b)	—
Swap contracts	—		(117,955)

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$136,144		$(1,019,068)

International Fixed Income Fund:
Forward foreign currency contracts	$2,646,256		$(529,986)
Option contracts	126,952	(b)	(156,202)
Swap contracts	311,408		(620,202)

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$3,084,616		$(1,306,390)

Inflation-Linked Fixed Income Fund:
Forward foreign currency contracts	$90,784		$(42,333)
Option contracts	—		(153,648)

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$90,784		$(195,981)

(a)	Excludes exchange-traded derivatives.
(b)	Amounts are included in unaffiliated investments in the Statements of Assets and Liabilities.

The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of February 29, 2024:

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received	Net Amount (b) (Not Less than $0)
Core Fixed Income Fund
Over-the-counter
Citigroup Global Markets Inc.	$136,144	$(136,144)	$—	$0

Total over-the-counter derivative instruments	$136,144	$(136,144)	$—	$0

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
Core Fixed Income Fund
Over-the-counter
Citigroup Global Markets Inc.	$1,019,068	$(136,144)	$—	$882,924

Total over-the-counter derivative instruments	$1,019,068	$(136,144)	$—	$882,924

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b) (Not Less than $0)
International Fixed Income Fund
Over-the-counter
Bank of America	$17,491	$(17,491)	$—	$0
Barclays Bank PLC	595,128	(8,445)	(580,000)	6,683
BNP Paribas SA	287,973	(287,973)	—	0
Deutsche Bank AG	170,281	(140,623)	—	29,658
Goldman Sachs & Co.	126,744	(126,744)	(290,000)	0
HSBC Bank USA	735,468	(53,965)	(600,000)	81,503
JPMorgan Chase & Co.	521,493	(253,666)	(390,000)	0
NatWest Markets PLC	56,795	—	—	56,795
Societe Generale SA	630	(630)	—	0
Standard Chartered Bank	72,802	(20,355)	—	52,447
UBS Securities LLC	499,811	—	(300,000)	199,811

Total over-the-counter derivative instruments	$3,084,616	$(909,892)	$(2,160,000)	$426,897

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
International Fixed Income Fund
Over-the-counter
Bank of America	$35,272	$(17,491)	$—	$17,781
Barclays Bank PLC	8,445	(8,445)	—	0
BNP Paribas SA	639,535	(287,973)	—	351,562
Deutsche Bank AG	140,623	(140,623)	—	0
Goldman Sachs & Co.	153,053	(126,744)	—	26,309
HSBC Bank USA	53,965	(53,965)	—	0
JPMorgan Chase & Co.	253,666	(253,666)	—	0
Societe Generale SA	1,476	(630)	—	846
Standard Chartered Bank	20,355	(20,355)	—	0

Total over-the-counter derivative instruments	$1,306,390	$(909,892)	$—	$396,498

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received	Net Amount (b) (Not Less than $0)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$750	$(750)	$—	$0
Deutsche Bank AG	36,245	(36,245)	—	0
HSBC Bank USA	10,561	(2,729)	—	7,832
JPMorgan Chase & Co.	40,299	—	—	40,299
Merrill Lynch, Pierce, Fenner & Smith Inc.	179	(179)	—	0
Standard Chartered Bank	2,750	(1,156)	—	1,594

Total over-the-counter derivative instruments	$90,784	$(41,059)	$—	$49,725

Notes to Financial Statements

(unaudited) (continued)

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d) (Not Less than $0)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$152,581	$(750)	$—	$151,831
BNP Paribas SA	3,052	—	—	3,052
Deutsche Bank AG	36,277	(36,245)	—	32
HSBC Bank USA	2,729	(2,729)	—	0
Merrill Lynch, Pierce, Fenner & Smith Inc.	186	(179)	—	7
Standard Chartered Bank	1,156	(1,156)	—	0

Total over-the-counter derivative instruments	$195,981	$(41,059)	$—	$154,922

(a)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(d)	Net amount represents the net amount payable to the counterparty in the event of default.
(e)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

(z) When-Issued and Delayed Delivery Securities and Forward Commitments. Each Fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by a Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. Each Fund will make securities available for collateral in an amount equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

2. Investment Management Agreement and Other Transactions with Affiliates

CGAS, a business of Morgan Stanley Wealth Management, serves as the investment manager to the Funds. The Manager selects and oversees professional money managers who are responsible for investing the assets of the Funds (each a “Sub-adviser,” and collectively the “Sub-advisers”). Each Fund pays the Manager an investment management fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. The Manager pays each Sub-adviser on a monthly basis, a sub-advisory fee from its investment management fees.

CGAS has contractually agreed to waive fees and reimburse expenses in order to keep the Funds’ management fees from exceeding the total amount of sub-advisory fees paid by CGAS plus 0.20% based on average net assets. This contractual waiver will only apply if the Funds’ total management fees exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Funds’ total management fees if they are less than such amount. Because the Alternative Strategies Fund does not currently have sub-advisers, CGAS will contractually waive 1.00% of its management fees. These fee waivers and/or reimbursements will continue for at least one year from the date of the Funds’ prospectus or until such time as the Board of Trustees act to discontinue all or a portion of such waiver and/or reimbursement when they deem such action is appropriate.

In addition, CGAS and its affiliates have also separately agreed to waive fees and reimburse expenses in order to keep the Alternative Strategies Fund’s total annual operating expenses, (exclusive of interest from borrowing, brokerage commissions, taxes, acquired fund fees and expenses and other extraordinary expenses not incurred in the ordinary course of the Alternative Strategies Fund’s business), from exceeding 0.70%.

Notes to Financial Statements

(unaudited) (continued)

This contractual arrangement shall remain in effect for at least one year from the date of the Fund’s prospectus or until such time as the Board of Trustees act to discontinue all or a portion of such waiver and/or reimbursement when they deem such action is appropriate.

The maximum allowable investment management fees represents the total amount that could be charged to each Fund. The aggregate fees paid by the Manager to each Fund’s Sub-advisers and the fees retained by the Manager for the period ended February 29, 2024 are indicated below:

Fund	Sub-advisory Fee	Consulting Group Advisory Services LLC Fee	Maximum Allowable Annual Management Fee
Large Cap Equity Fund	0.16%	0.20%	0.60%
Small-Mid Cap Equity Fund	0.25%	0.20%	0.80%
International Equity Fund	0.29%	0.20%	0.70%
Emerging Markets Equity Fund	0.36%	0.20%	0.90%
Core Fixed Income Fund	0.17%	0.20%	0.40%
High Yield Fund	0.30%	0.20%	0.70%
International Fixed Income Fund	0.25%	0.20%	0.50%
Municipal Bond Fund	0.20%	0.20%	0.40%
Inflation-Linked Fixed Income Fund	0.25%	0.20%	0.50%
Ultra-Short Term Fixed Income Fund	0.16%	0.20%	0.50%
Alternative Strategies Fund	N/A	0.20%	1.20%

The Manager has agreed to waive and/or reimburse a portion of its fee. For the period ended February 29, 2024, the amounts waived and/or reimbursed by the Manager were as follows:

Fund	Amounts Waived and/or Reimbursed
Large Cap Equity Fund	$2,269,767
Small-Mid Cap Equity Fund	814,000
International Equity Fund	1,245,045
Emerging Markets Equity Fund	714,643
Core Fixed Income Fund	246,003
High Yield Fund	130,625
International Fixed Income Fund	48,572
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	32,795
Ultra-Short Term Fixed Income Fund	211,456
Alternative Strategies Fund	793,625

Brown Brothers Harriman & Co. (“BBH”) serves as the Trust’s administrator. For its administrative services, BBH receives an annual asset based fee of 0.0250% of the Trust’s assets up to $5 billion, 0.02% on assets between $5 billion and $8 billion and 0.0175% on assets in excess of $8 billion, plus out-of-pocket expenses. The fee is calculated and allocated daily based on the relative assets of each Fund.

Notes to Financial Statements

(unaudited) (continued)

For the period ended February 29, 2024, Morgan Stanley & Co. Incorporated (“MS&Co.”), and its affiliates, including Morgan Stanley Smith Barney LLC, the Trust’s distributor, received brokerage commissions of:

Fund	Commission Dollars to MS&Co.
Large Cap Equity Fund	$1,514
Small-Mid Cap Equity Fund	2,103
International Equity Fund	—
Emerging Markets Equity Fund	284
Core Fixed Income Fund	—
High Yield Fund	—
International Fixed Income Fund	—
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	—
Ultra-Short Term Fixed Income Fund	—
Alternative Strategies Fund	—

Officers of the Trust do not receive compensation directly from the Trust. The Funds may bear a portion of the annual compensation of the Trust’s Chief Compliance Officer.

For the period ended February 29, 2024, the Funds assume the following to be affiliated issuers:

Large Cap Equity Fund

Underlying Security	Beginning Value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation	Dividend/ Interest Income	Ending Value as of February 29, 2024
Morgan Stanley	$2,498,471	$291,276	$—	$—	$32,365	$54,905	$2,822,112

Core Fixed Income Fund

Underlying Security	Beginning Value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Loss on Sales	Change in Unrealized Appreciation	Dividend/ Interest Income	Ending Value as of February 29, 2024
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class A4, 4.039% due 11/15/46	$497,004	$—	$(500,000)	$(13,418)	$16,414	$1,515	$—
Series 2016-C28, Class A3, 3.272% due 1/15/49	481,365	—	(493,592)	(49,375)	61,602	5,958	—

Total	$978,369	$—	$(993,592)	$(62,793)	$78,016	$7,473	$—

Ultra-Short Term Fixed Income Fund

Underlying Security	Beginning Value as of August 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of February 29, 2024
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 6.335% (1-Month Term SOFR + 1.014%) due 5/25/34	$391,211	$—	$(22,142)	$58	$5,952	$106	$9,056	$375,185

Notes to Financial Statements

(unaudited) (continued)

3. Investments

During the period ended February 29, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:

	Other Investments		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Large Cap Equity Fund	$361,589,456	$258,958,883	$—	$—
Small-Mid Cap Equity Fund	71,725,909	75,173,377	—	—
International Equity Fund	154,759,168	110,261,332	—	—
Emerging Markets Fund	45,386,049	94,557,507	—	—
Core Fixed Income Fund	232,922,367	310,671,890	1,973,855,510	2,114,635,274
High Yield Fund	31,666,683	28,666,766	—	—
International Fixed Income Fund	58,786,946	9,697,916	285,562,623	276,634,560
Municipal Bond Fund	18,284,889	20,099,522	—	—
Inflation-Linked Fixed Income Fund	2,485,833	2,706,088	81,253,333	74,921,724
Ultra-Short Term Fixed Income Fund	90,117,186	106,241,536	10,840,990	15,528,689
Alternative Strategies Fund	10,092,720	1,446,812	—	—

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation at February 29, 2024 have been disclosed under the respective schedule of investments.

4. Shares of Beneficial Interest

At February 29, 2024, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At February 29, 2024, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Transactions in shares of each Fund were as follows:

	Period Ended February 29, 2024	Year Ended August 31, 2023
Large Cap Equity Fund
Shares sold	15,763,858	18,469,176
Shares issued on reinvestment	5,516,056	7,460,910
Shares repurchased	(11,478,034)	(23,745,026)

Net Increase	9,801,880	2,185,060

Small-Mid Cap Equity Fund
Shares sold	3,879,977	7,404,122
Shares issued on reinvestment	297,643	3,585,089
Shares repurchased	(4,656,004)	(12,795,923)

Net Decrease	(478,384)	(1,806,712)

International Equity Fund
Shares sold	11,263,583	16,201,245
Shares issued on reinvestment	1,958,952	5,011,817
Shares repurchased	(9,386,257)	(33,283,333)

Net Increase (Decrease)	3,836,278	(12,070,271)

Emerging Markets Equity Fund
Shares sold	5,313,413	8,015,619
Shares issued on reinvestment	823,359	742,139
Shares repurchased	(10,185,947)	(8,963,635)

Net Decrease	(4,049,175)	(205,877)

Notes to Financial Statements

(unaudited) (continued)

	Period Ended February 29, 2024	Year Ended August 31, 2023
Core Fixed Income Fund
Shares sold	37,697,283	110,298,590
Shares issued on reinvestment	5,807,141	8,433,319
Shares repurchased	(29,960,998)	(42,748,179)

Net Increase	13,543,426	75,983,730

High Yield Fund
Shares sold	5,044,951	11,080,666
Shares issued on reinvestment	1,417,333	2,401,958
Shares repurchased	(5,124,486)	(8,554,883)

Net Increase	1,337,798	4,927,741

International Fixed Income Fund
Shares sold	4,065,486	8,325,207
Shares issued on reinvestment	242,360	2,189,684
Shares repurchased	(3,665,565)	(6,560,659)

Net Increase	642,281	3,954,232

Municipal Bond Fund
Shares sold	1,315,372	5,121,639
Shares issued on reinvestment	221,667	284,259
Shares repurchased	(1,609,256)	(3,889,936)

Net Increase (Decrease)	(72,217)	1,515,962

Inflation-Linked Fixed Income Fund
Shares sold	1,573,483	6,417,650
Shares issued on reinvestment	280,360	892,180
Shares repurchased	(1,777,584)	(2,807,002)

Net Increase	76,259	4,502,828

Ultra-Short Term Fixed Income Fund
Shares sold	5,000,924	11,821,458
Shares issued on reinvestment	758,112	2,362,164
Shares repurchased	(4,280,720)	(34,280,332)

Net Increase (Decrease)	1,478,316	(20,096,710)

Alternative Strategies Fund
Shares sold	3,059,544	5,357,578
Shares issued on reinvestment	493,308	938,002
Shares repurchased	(2,543,862)	(4,685,445)

Net Increase	1,008,990	1,610,135

5. Capital Loss Carry Forward

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

Notes to Financial Statements

(unaudited) (continued)

As of August 31, 2023, the Funds had the following net capital loss carryforwards remaining:

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund	Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund
Short Term	$—	$4,402,831	$—	$6,322,316	$49,183,502	$2,939,610
Long Term	—	—	16,241,856	16,161,593	88,104,824	16,284,494

Total	$—	$4,402,831	$16,241,856	$22,483,909	$137,288,326	$19,224,104

		International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund
Short Term		$—	$2,295,794	$—	$8,149,343	$204,268
Long Term		—	1,990,843	—	5,500,790	866,225

Total		$—	$4,286,637	$—	$13,650,133	$1,070,493

6. Subsequent Events

Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any events or transactions that would require recognition or disclosure in the financial statements other than the distribution information below.

Subsequent to February 29, 2024, the Funds made the following distributions per share:

Record Date - Payable Date	Core Fixed Income Fund	High Yield Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
3/1/24-3/31/24	$0.024067	$0.018321	$0.020700	$0.015627	$0.038490

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited)

Approval of Advisory Agreements

The Morgan Stanley Pathway Funds (the “Trust,” and each series thereof a “Fund,” and collectively, the “Funds”) and Consulting Group Advisory Services LLC (“Manager”), a business of Morgan Stanley LLC, have entered into an investment management agreement (“Management Agreement”). Pursuant to the Management Agreement, other than with respect to the Alternative Strategies Fund, the Manager serves as “manager of managers” for the Trust and selects and oversees professional money managers (each, a “Sub-adviser” and collectively, the “Sub-advisers”) who are responsible for investing the portion of assets of the Funds allocated to them by the Manager pursuant to investment advisory agreements (the “Subadvisory Agreements” and, together with the Management Agreement, the “Agreements”) between the Manager and each of the Sub-advisers.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Agreements be approved initially for a two year term, as well as annually thereafter, by the Trust’s Board of Trustees (“Board”) and by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Agreements (“Independent Trustees”), by vote cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of the approval of the Agreements, the Independent Trustees must request and evaluate such information as may reasonably be necessary to make a reasonable business judgment with respect to the approval of the Agreements, and the Manager and Sub-advisers are required to provide such information.

****

At an in-person meeting of the Board held on September 14, 2023 (the “Meeting”), the Board, including a majority of the Independent Trustees, (i) approved a new investment advisory agreement (the “September Advisory Agreement” or the “Advisory Agreement”) with Principal Asset Management (“Principal” or the “New Sub-adviser”) as an additional Sub-adviser to the Large Cap Equity Fund (the “Large Cap Equity Fund” or the “Fund”) and (ii) terminated Columbia Management Investment Advisers, LLC as a Sub-adviser to the Large Cap Equity Fund. Principal began managing its respective allocated portion of the Large Cap Equity Fund’s investment portfolio on November 20, 2023.

In voting to approve the September Advisory Agreement at the Meeting, the Independent Trustees considered whether the approval of the Agreement would be in the best interests of the Fund and its shareholders, an evaluation based on several factors included those discussed below.

Nature, Extent, and Quality of the Services Provided Under the Agreement

In determining whether to approve the September Advisory Agreement, the Board considered the due diligence materials prepared by the Manager and other information, which included copies of the Advisory Agreement which set forth the sub-investment advisory fee to be paid to the New Sub-adviser by the Manager, and information regarding: (i) the process by which the Manager selected and recommended the New Sub-adviser for Board approval; (ii) the nature, extent and quality of the services expected to be provided by the New Sub-adviser to the Large Cap Equity Fund; and (iii) the New Sub-adviser’s (A) investment management business, personnel, and operations, (B) trading policies and practices, (C) compliance program, (D) historical performance returns managing investment mandates similar to the Large Cap Equity Fund’s investment mandate, with such performance compared to a relevant index, and (E) financial condition. The Independent Trustees considered the Manager’s favorable assessment of the nature and quality of the sub-advisory services expected to be provided to the Large Cap Equity Fund by the New Sub-adviser. The Independent Trustees also discussed the acceptability of the terms of the Advisory Agreement, noting the substantial similarity to the terms of the investment advisory agreements with the Trust’s other Sub-advisers. The Independent Trustees also considered whether there were any ancillary benefits that may accrue to the New Sub-adviser as a result of its relationship with the Large Cap Equity Fund. The materials and information were provided in advance of and at the Meeting. Representatives from the New Sub-adviser also made a presentation to and responded to questions from the Board. The Independent Trustees were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the New Sub-adviser.

During the course of the year and at the Meeting, the Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior personnel and the portfolio management team primarily responsible for the management of the Large Cap Equity Fund and the selection and evaluation of the New Sub-adviser. The Board also considered the New Sub-adviser’s brokerage policies and practices, transaction execution standards, policies and practices regarding soft dollars, and quality controls applicable

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

to brokerage allocation procedures. The Board also considered the risks associated with the Trust borne by the Manager and its affiliates (such as entrepreneurial, operational and regulatory risk), as well as the Manager’s risk management processes.

The terms of the Advisory Agreement is similar in all material respects to the agreements between the Manager and the Trust’s other Sub-advisers. The Advisory Agreement provides that, subject to the supervision of the Board and the Manager, the New Sub-adviser shall manage the investments of the portion of the Fund’s assets allocated to it in accordance with the Fund’s investment objective, policies and restrictions, and in compliance with the requirements applicable to registered investment companies and such other limitations as the Manager may institute. The Advisory Agreement provides that the New Sub-adviser will exercise its best judgment in rendering services to the Large Cap Equity Fund and, except as may otherwise be required by the 1940 Act or the rules thereunder or other applicable law, will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Manager in connection with the matters to which the Advisory Agreement relates, except a loss resulting from the New Sub-adviser’s willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by the New Sub-adviser of its obligations and duties under the Advisory Agreement. The Advisory Agreement set forth information about the terms of the Advisory Agreement and the fees to be paid to the New Sub-adviser by the Manager thereunder.

As to the New Sub-adviser, the Independent Trustees concluded that the nature, extent and quality of the sub-investment advisory services expected to be provided by the New Sub-adviser were adequate and appropriate in light of (i) the New Sub-adviser’s expertise and the qualifications of its investment personnel in providing portfolio management services to other investment portfolios with an investment mandate similar to that of the Large Cap Equity Fund and the performance history of those portfolios, (ii) the New Sub-adviser’s portfolio management and research resources to be applied in managing a portion of the Large Cap Equity Fund’s assets allocated to it, (iii) how the New Sub-adviser’s investment strategy would complement that of the Large Cap Equity Fund’s existing Sub-advisers, (iv) the New Sub-adviser’s compliance program, and (v) the Manager’s recommendation to engage the New Sub-adviser, and supported a decision to approve the Advisory Agreement with the New Sub-adviser.

Fund Performance

Because the New Sub-adviser was newly appointed as a sub-adviser for the Large Cap Equity Fund, the Independent Trustees could not consider its investment performance in managing a portion of the Large Cap Equity Fund’s portfolio as a factor in evaluating the Advisory Agreement during the Meeting. The Independent Trustees discussed with representatives of the Manager the investment strategy to be employed by the New Sub-adviser in the management of its allocated portion of the Large Cap Equity Fund’s assets. The Independent Trustees noted the historical performance returns of the New Sub-adviser in managing investment mandates similar to the Large Cap Equity Fund’s investment mandate, with such performance compared to a relevant index, and the Manager’s experience and reputation in selecting, evaluating, and overseeing investment managers. Based on its consideration and review of the foregoing information, the Board concluded that these factors supported a decision to approve the Advisory Agreement with the New Sub-adviser.

Advisory Fee and Expense Ratio

The Independent Trustees reviewed and considered the sub-advisory fee payable under the Advisory Agreement. The Independent Trustees noted that the proposed fee payable to the New Sub-adviser would be paid by the Manager, and not the Large Cap Equity Fund, and, thus, would not impact the fees paid by the Large Cap Equity Fund. The Independent Trustees concluded, with respect to the New Sub-adviser, that the proposed fee payable to the New Sub-adviser by the Manager with respect to the Large Cap Equity Fund’s assets to be allocated to the New Sub-adviser were reasonable and appropriate.

Manager Profitability

The Independent Trustees recognized that, because the sub-advisory fee payable to the New Sub-adviser would be paid by the Manager, and not the Large Cap Equity Fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the Management Agreement between the Trust and the Manager. The Board considered the effect on the profitability of the Manager with respect to the addition of the New Sub-adviser as an additional sub-adviser for the Large Cap Equity Fund and determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the Large Cap Equity Fund by the Manager and the New Sub-adviser.

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

Economies of Scale

Similarly, the Independent Trustees recognized that, because the New Sub-adviser fee would be paid by the Manager, and not the Large Cap Equity Fund, an analysis of economies of scale in connection with the engagement of the New Sub-adviser was more appropriate in the context of the Board’s consideration of the Management Agreement between the Trust and the Manager. Accordingly, consideration of economies of scale was not relevant to the Independent Trustees’ determination to approve the Advisory Agreement with the New Sub-adviser.

Other Benefits to the Manager and the Sub-advisers

The Board considered other benefits received by the New Sub-adviser and it affiliates as a result of the New Sub-adviser’s relationship with the Large Cap Equity Fund, including soft dollar arrangements, receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders. The Independent Trustees concluded that any benefits that were expected to accrue to the New Sub-adviser by virtue of its relationship with the Large Cap Equity Fund were reasonable.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Trustees, with the assistance of Fund counsel and independent legal counsel, concluded that the approval of the Advisory Agreement with the New Sub-adviser was in the best interests of the Large Cap Equity Fund, and approved the Advisory Agreement with the New Sub-adviser.

The Manager entered into the September Advisory Agreement with Principal, pursuant to which Principal began managing the assets of the Large Cap Equity Fund allocated to it by the Manager on November 20, 2023. The Manager determined that the target percentages of the Large Cap Equity Fund’s assets to be allocated to the New Sub-adviser and the Fund’s other Sub-advisers would be approximately as follows: 16% to Great Lakes; 11% to Principal; 58% to BlackRock Financial Management, Inc.; 6% to ClearBridge Investments, LLC; and 9% to Lazard Asset Management LLC, such allocations having been previously approved by the Board.

****

Review of Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the Investment Company Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the Liquidity Risk Management Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At the December 12, 2023 Meeting, the Trustees received a report from the Liquidity Risk Management Committee. addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Liquidity Risk Management Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented on May 14, 2019. The Liquidity Risk Management Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Liquidity Risk Management Committee further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

****

Additional Information

(unaudited)

Trustees and Officers of the Trust

The Trust’s Board is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s investment adviser, Sub-advisers, distribution, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.

Consulting Group Advisory Services LLC (“CGAS” or “Manager”), a business of Morgan Stanley Wealth Management, serves as the investment adviser for each Fund. The Funds, except the Alternative Strategies Fund, employ a “multi-manager” strategy. The Manager selects and oversees professional money managers (each a “Sub-adviser,” collectively, the “Sub-advisers”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment management services, the Manager monitors and supervises the services provided to the Trust by its administrator. The Manager also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.

The names of the Trustees and officers of the Trust, their addresses and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Funds.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

INDEPENDENT TRUSTEES

Eric T. McKissack, CFA® 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1953	Chairperson and Trustee	Since 2013 (Chair since 2024)	Founder and Chief Executive Officer Emeritus, Channing Capital Management, LLC (Investment Management) (2017-December 2019); and formerly, Chief Executive Officer, Channing Capital Management, LLC (2004-2017)	11	Trustee and Chairman,
FlexShares Funds (2011-
present); Director, Farmer Mac (2021-present; Trustee, The
Art Institute of Chicago
					(2002-present); and Director, Shirley Ryan AbilityLab Keystone Board (formerly Rehabilitation Institute of Chicago) (2000-present)

Adela Cepeda 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1958	Trustee	Since 2008	Managing Director, PFM Financial Advisors, LLC (Financial Advisory) (2016-December 2019); and formerly, President, A.C. Advisory, Inc. (Financial Advisory) (1995-September 2016)	11	Director, BMO Financial Corp. (2012-present); Trustee, Mercer Funds (2005-present); Trustee, UBS Funds (2004- present); and formerly, Director, Fort Dearborn Income Securities (2000-August 2016)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

W. Thomas Matthews 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1949	Trustee	Since 2009 (Interested Trustee from 2006-2009)	Retired; Advisor, Smith Barney (2005-2007)	11	Chairman Emeritus,
Congressional Medal of
Honor Foundation
(2009-present); formerly
Treasurer (2009-2016);
and Chairman Emeritus,
America’s Warrior
Partnership (2017-
present), formerly,
Chairman (2013-2016)
and Director (2013-
					2017)

Mark J. Reed 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1964	Trustee and Chair of Nomination and Governance Committee	Since 2007	Vice President, Financial Advisor and Portfolio Manager, Wealth Enhancement Group (4/2021-present); Principal and Portfolio Manager, North American Management Corp. (Investment Advisory) (2013-2021)	11	None

Teresa S. Westbrook 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1959	Trustee Audit Committee Chair	Since 2020	CPA/ Partner, Deloitte & Touché LLP (1999-2015)	11	None

INTERESTED TRUSTEE

Paul Ricciardelli** Morgan Stanley 750 7th Avenue, 14th Floor, New York, NY 10019 Birth Year: 1969	Trustee and Chief Executive Officer and President	Since April 2017	Head of Morgan Stanley Portfolio Solutions (formerly Wealth Advisory Solutions), Morgan Stanley (March 2017-present) Head of IAR/GIMA, Morgan Stanley (2011-2018); and formerly, Head of Manager Solutions, Morgan Stanley (2015-March 2017)	11	None

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

OFFICERS

Francis Smith Morgan Stanley 750 7th Avenue, 10th Floor New York, NY 10036 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2014	Managing Director, Morgan Stanley (2017-present); formerly Executive Director, Morgan Stanley (2001-2016); and Treasurer and Principal Financial Officer of various Morgan Stanley Funds (2003-present)

Eric Metallo Morgan Stanley 750 7th Avenue, 34th Floor New York, NY 10019 Birth Year: 1976	Chief Legal Officer and Secretary	Since August 2015	Executive Director, Morgan Stanley Wealth Management (2014-present); and formerly Senior Vice President and Associate General Counsel, PineBridge Investments (2011-2014)

Joseph Signora Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1977	Chief Compliance Officer	Since December 2017	Executive Director, Morgan Stanley (2017-present); formerly, Senior Director, AXA Equitable (2015-2017); Vice President, EQ Advisors Trust (2015-2017); Vice President, AXA Premier VIP Trust (2015-2017); Vice President, 1290 Funds (2015-2017); Vice President, FMG LLC (2015-2017);

Robert Garcia Morgan Stanley 750 7th Avenue, 14th Floor New York, NY 10019 Birth Year: 1983	Chief Operating Officer Investment Officer Co-Chief Operating Officer	Since May 2016 Since July 2015 August 2015-May 2016	Head of Operations and Strategy, Morgan Stanley (2017-present); Head of Portfolio Operations-WMIR, Morgan Stanley (2016-present); Head of Packaged Digital Solutions, Morgan Stanley (2015-present)

Monica Heanue Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1975	Chief Administrative Officer	Since December 2022	Executive Director, Morgan Stanley (2006-present)

Saylor Barnette Morgan Stanley 750 7th Avenue, 14th Floor New York, NY 10019 Birth Year: 1991	Investment Officer	Since December 2023	Portfolio Solutions Analyst, Morgan Stanley (2022-present); Air Defense Officer, U.S. Army (2014-2022)

Franceen Jansen Morgan Stanley 750 7th Avenue, 14th Floor New York, NY 10019 Birth Year: 1959	Investment Officer	Since August 2015	Business Unit Manager/Executive Director, Morgan Stanley (2010-present)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Andrew Cohen Morgan Stanley 750 7th Avenue, 14th Floor New York, NY 10019 Birth Year: 1978	Investment Officer	Since May 2022	Portfolio Manager, Morgan Stanley Portfolio Solutions (2022-present); Director of Investment Research, E*TRADE Financial (2015-2021)

Sukru Saman Morgan Stanley 750 7th Avenue, 14th Floor New York, NY 10019 Birth Year: 1972	Investment Officer	Since August 2015	Investment Officer, Morgan Stanley Wealth Management (2013-present)

Angela Degis Morgan Stanley 750 7th Avenue, 14th Floor New York, NY 10019 Birth Year: 1967	Investment Officer	Since May 2022	Portfolio Manager, Morgan Stanley (2020-present)

James Totino Morgan Stanley 750 7th Avenue, 14th Floor New York, NY 10019 Birth Year: 1970	Investment Officer	Since May 2018	Portfolio Specialist, Investment Officer, Morgan Stanley (2018-present); and formerly Investment Officer, Morgan Stanley (2011-2018)

Mark Nolan Morgan Stanley 1633 Broadway, New York, NY 10019 Birth Year: 1981	Anti-money Laundering (“AML”) Officer	Since March 2023	Executive Director of GFC WM Advisory, Morgan Stanley (2022-present); Vice President Anti-Financial Crimes Organization and Advisory; Deputy MLRO Cayman Islands, Deutsche Bank (2017-2023).

Lonnie Bae Morgan Stanley 750 7th Avenue, 10th Floor New York, NY 10019 Birth Year: 1968	Assistant Treasurer	Since 2023	Vice President, Morgan Stanley (2001-present)

Suzan M. Barron Brown Brothers Harriman & Co. (“BBH&Co.”) 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Assistant Secretary	Since 2011	Senior Vice President and Senior Investor Services Counsel, Corporate Secretary Legal Administration Practice of Fund Administration, BBH&Co. (2005-present); Secretary, BBH Trust (2009-present)

*	Each Trustee remains in office until he or she resigns, retires or is removed.
**	Mr. Ricciardelli is an “interested person” of the Trust as defined in the 1940 Act because of his position with Morgan Stanley.
***

The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

MORGAN STANLEY SMITH BARNEY LLC

Distributor

CONSULTING GROUP ADVISORY SERVICES LLC

Investment Adviser

This report is submitted for the general information of the shareholders of Morgan Stanley Pathway Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

The Funds provide a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the funds’ second and fourth quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (“SEC”) on Form N-CSRS and Form N-CSR, respectively. These reports are available on its public website. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters as an attachment to Form N-Port. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the funds’ first and third quarters available on its public website. You may obtain the Form N-PORT filings by accessing the SEC’s website, www.sec.gov. For additional information, shareholders can call 1-888-454-3965 (“ask for Consulting Group”).

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-888-454-3965 (ask for “Consulting Group”), (2) on the Funds’ website at www.morganstanley.com/wealth-investmentsolutions/cgcm and (3) on the SEC’s website at www.sec.gov.

© 2024 Morgan Stanley Smith Barney LLC (“Morgan Stanley”). Consulting Group Advisory Services LLC (“CGAS”) is a business of Morgan Stanley. Securities are offered through Morgan Stanley.

Morgan Stanley Pathway Funds

2000 Westchester Avenue

Purchase, NY 10577

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. INVESTMENTS.

A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not Applicable. This item is only required in an annual report on Form  N-CSR.

(a)(2) Certifications pursuant to Rule 30a-2(a)  under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pathway Funds

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Morgan Stanley Pathway Funds

Date: May 7, 2024

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

Morgan Stanley Pathway Funds

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Morgan Stanley Pathway Funds

Date: May 7, 2024

Morgan Stanley Pathway Funds

By:	/s/ Francis Smith
Francis Smith
Chief Financial Officer
Morgan Stanley Pathway Funds

Date: May 7, 2024